UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                            811-09491

Allianz Variable Insurance Products Trust
 (Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN                              55416-1297
(Address of principal executive offices)                                 (Zip code)

Amanda Farren, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297
(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-624-0197

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

AZL DFA International Core Equity Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AZL DFA International Core Equity Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL DFA International Core Equity Fund	$119	1.01%

How did the Fund perform last year?

For the year ended December 31, 2025, the Fund returned 35.16%. That performance compared to total returns of 31.89% for the MSCI EAFE Index (gross of withholding taxes) and 32.55% for the MSCI World ex-USA Index (gross of withholding taxes), the Fund’s primary benchmarks.

In U.S. dollar terms, developed market equities outside the United States outperformed both U.S. equities and emerging market equities during the period.

Overall, currency movements had a positive impact on the Fund’s U.S. dollar denominated returns. Some developed market currencies, such as the Hong Kong dollar, depreciated relative to the U.S. dollar, detracting from returns as measured in U.S. dollars. However, most developed market currencies, including the Swedish krona and Swiss franc, appreciated relative to the U.S. dollar, improving returns as measured in U.S. dollars.

Within the developed ex-U.S. equity universe, mid-cap stocks outperformed large-cap stocks, and small-cap stocks outperformed both mid-cap and large-cap stocks. Among both large- and small-cap stocks, value stocks outperformed growth stocks, and higher-profitability stocks underperformed lower-profitability stocks.

The Fund outperformed its primary benchmarks for the year ended December 31, 2025.

The following factors contributed to the Fund’s relative performance:

• The Fund’s emphasis on value stocks, which outperformed growth stocks.

• The Fund’s emphasis on small-cap stocks, which outperformed mid- and large-cap stocks.

• The Fund’s inclusion of Canadian stocks (excluded in the MSCI EAFE Index), which outperformed the MSCI EAFE Index during the period.

The following factor detracted from the Fund’s relative performance:

• The Fund’s emphasis on stocks with higher profitability.

Growth of a $10,000 initial investment

	AZL DFA International Core Equity Fund	MSCI EAFE Index (gross of withholding taxes)	MSCI EAFE Index (net of withholding taxes)	MSCI World Ex-USA Index (gross of withholding taxes)	MSCI World Ex-USA Index (net of withholding taxes)
Dec 15	$10,000	$10,000	$10,000	10,000.0000000637	10,000.0000001199
Dec 16	$10,317	$10,151	$10,100	10,329.0531840786	10,274.8479339038
Dec 17	$13,009	$12,752	$12,628	12,891.9386766056	12,762.0660104789
Dec 18	$10,713	$11,048	$10,887	11,133.801964422	10,963.880353803
Dec 19	$12,932	$13,551	$13,284	13,712.8028716184	13,429.7569032358
Dec 20	$13,870	$14,673	$14,322	14,822.266629237	14,448.5901216171
Dec 21	$15,680	$16,401	$15,935	16,774.3857669726	16,272.6322612264
Dec 22	$13,565	$14,103	$13,632	14,455.5584031409	13,947.1164902071
Dec 23	$15,726	$16,761	$16,118	17,143.7039041273	16,449.2381014074
Dec 24	$16,203	$17,490	$16,735	18,045.2237842658	17,222.2988651967
Dec 25	$21,900	$23,067	$21,959	23,918.8600664692	22,708.3673002868

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL DFA International Core Equity Fund	35.16%	9.57%	8.15%
MSCI EAFE Index (gross of withholding taxes)	31.89%	9.47%	8.72%
MSCI EAFE Index (net of withholding taxes)	31.22%	8.92%	8.18%
MSCI World Ex-USA Index (gross of withholding taxes)	32.55%	10.04%	9.11%
MSCI World Ex-USA Index (net of withholding taxes)	31.85%	9.46%	8.55%

 Fund Statistics

Net Assets	$305,898,891
Number of Portfolio Holdings	3,495
Total Advisory Fees Paid	$2,050,081
Portfolio Turnover Rate	5%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Composition

Investment Categories	Percent of Total Investments
Financials	21.7%
Industrials	18.8%
Materials	10.9%
Consumer Discretionary	10.5%
Health Care	7.8%
Information Technology	6.4%
Consumer Staples	6.3%
Energy	6.0%
Communication Services	4.5%
Utilities	3.5%
Real Estate	2.1%
Money Market Funds	1.5%
Warrant	0.0%

AZL DFA International Core Equity Fund

Annual Shareholder Report - December 31, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821322 02/26

AZL DFA U.S. Core Equity Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AZL DFA U.S. Core Equity Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL DFA U.S. Core Equity Fund	$85	0.79%

How did the Fund perform last year?

For the year ended December 31, 2025, the Fund returned 15.03% (net of fees). That performance compared to a total return of 17.15% for the Russell 3000 Index, the Fund’s primary benchmark.

The U.S. equity market experienced positive performance during the period but trailed both developed ex-U.S. and emerging markets. Small-cap stocks outperformed mid-cap stocks, and large-cap stocks outperformed both small-cap and mid-cap stocks. Growth stocks outperformed value stocks. Stocks with lower profitability outperformed stocks with higher profitability.

The Fund underperformed its primary benchmark for the year ended December 31, 2025.

The following factor detracted from the Fund’s relative performance:

• The Fund’s emphasis on stocks with smaller market capitalizations.

The following factor contributed to the Fund’s relative performance:

• The Fund’s exclusion of real estate investment trusts (REITs).

Growth of a $10,000 initial investment

	AZL DFA U.S. Core Equity Fund	Russell 3000 Index
Dec 15	$10,000	$10,000
Dec 16	$11,425	$11,274
Dec 17	$13,761	$13,656
Dec 18	$12,726	$12,940
Dec 19	$16,463	$16,954
Dec 20	$19,376	$20,495
Dec 21	$24,668	$25,754
Dec 22	$20,875	$20,808
Dec 23	$25,140	$26,209
Dec 24	$30,229	$32,448
Dec 25	$34,772	$38,012

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL DFA U.S. Core Equity Fund	15.03%	12.41%	13.27%
Russell 3000 Index	17.15%	13.15%	14.29%

 Fund Statistics

Net Assets	$763,191,439
Number of Portfolio Holdings	2,035
Total Advisory Fees Paid	$3,753,546
Portfolio Turnover Rate	5%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	27.5%
Financials	16.4%
Industrials	12.1%
Consumer Discretionary	10.4%
Health Care	9.5%
Communication Services	9.1%
Consumer Staples	4.9%
Energy	4.1%
Materials	3.0%
Utilities	2.2%
Money Market Funds	0.4%
Real Estate	0.4%
Rights	0.0%
Warrants	0.0%

AZL DFA U.S. Core Equity Fund

Annual Shareholder Report - December 31, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821298 02/26

AZL Enhanced Bond Index Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AZL Enhanced Bond Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Enhanced Bond Index Fund	$68	0.66%

How did the Fund perform last year?

For the year ended December 31, 2025, the Fund returned 6.86%. That compared to a 7.30% return for its benchmark, the Bloomberg U.S. Aggregate Bond Index.

The year began with a focus on trade and deregulation. The new administration’s tariffs on major trading partners drove several waves of market volatility before investor sentiment stabilized. Despite the uncertainty, economic fundamentals generally remained strong, including inflation, unemployment, and payroll growth.

Fiscal policy changes in the form of tax cuts and adjustments in spending priorities around energy and health care were major themes for the year. Monetary policy changes also influenced the markets as the Federal Reserve delayed expected interest rate cuts early in the year due to inflation concerns, only to cut rates three times at the end of the year as labor markets softened. The federal funds rate target ended the year between 3.50% and 3.75%.

Risk assets performed well during the period. Equities posted gains as inflation cooled and corporate earnings remained strong. Despite volatility due to rate changes, fixed income markets finished the period in positive territory, with yields down compared to the start of the year.

The Fund underperformed its benchmark for the year ended December 31, 2025.

The following factors detracted from the Fund’s relative performance:

• Exposure to U.S. high-yield bonds in the form of downgraded investment-grade-rated securities.

The following factors contributed to the Fund’s relative performance:

• Stock selection within investment-grade credit.

• The Fund’s overweight exposure to outperforming agency mortgage-backed securities (MBS).

• The Fund’s shift in duration positioning from short early in the period to longer later in the period.

• The Fund’s overweight allocation to outperforming commercialized MBS and emphasis on higher-quality securities in that sector.

The Fund held derivatives in the form of foreign currency forward contracts to seek to hedge the Fund’s currency exposure to non-dollar bonds. The Fund also held Treasury futures to seek to manage duration and yield curve exposures. These derivative positions benefited the portfolio by giving managers the ability to more precisely manage duration and yield curve risk, and to hedge currency risk from non-dollar bonds.

Growth of a $10,000 initial investment

	AZL Enhanced Bond Index Fund	Bloomberg U.S. Aggregate Bond Index
Dec 15	$10,000	$10,000
Dec 16	$10,228	$10,265
Dec 17	$10,536	$10,628
Dec 18	$10,474	$10,629
Dec 19	$11,352	$11,556
Dec 20	$12,207	$12,423
Dec 21	$11,970	$12,232
Dec 22	$10,332	$10,641
Dec 23	$10,889	$11,229
Dec 24	$11,019	$11,369
Dec 25	$11,774	$12,199

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL Enhanced Bond Index Fund	6.86%	-0.72%	1.65%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

 Fund Statistics

Net Assets	$2,602,353,322
Number of Portfolio Holdings	1,613
Total Advisory Fees Paid	$9,277,537
Portfolio Turnover Rate	86%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Composition

Investment Categories	Percent of Total Investments
U.S. Government Agency Mortgages	30.4%
U.S. Treasury Obligations	24.9%
Corporate Bonds	24.6%
Collateralized Mortgage Obligations	5.5%
Asset Backed Securities	5.4%
Collateralized Mortgage Backed Securities	4.4%
Money Market Funds	2.4%
Yankee Debt Obligations	1.7%
Municipal Bonds	0.5%
Commercial Paper	0.2%
Foreign Bonds	0.0%

AZL Enhanced Bond Index Fund

Annual Shareholder Report - December 31, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821470 02/26

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

 Class 1

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AZL Fidelity Institutional Asset Management Multi-Strategy Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.  You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 1	$49	0.46%

How did the Fund perform last year?

For the year ended December 31, 2025, Class 1 of the Fund returned 11.60%. That compared to 17.88%, 7.30% and 11.64% total returns for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index and the Income and Growth Composite Index (a blended index comprised of (40%) S&P 500 Index and (60%) Bloomberg U.S. Aggregate Bond Index), respectively.

U.S. equity markets delivered positive returns over the period, driven by resilient corporate earnings, continued enthusiasm for artificial intelligence (AI), and the Federal Reserve’s pivot to lower rates. All 11 market sectors posted positive contributions to returns, led by the technology, communication services, and financials sectors.

All major fixed income asset categories ended 2025 in positive territory. The global economy remained solid against a backdrop of economic and geopolitical uncertainty. Treasury yields ended the year modestly lower than where they began in 2025, and real yields remained at the high end of their range over the past decade. Softer labor market data, Federal Reserve easing, sticky inflation, and medium-term fiscal challenges continued to influence yield movements.

The Fund underperformed its blended benchmark, the Income and Growth Composite Index, for the year ended December 31, 2025. During this period, the Fund's equity component underperformed its equity benchmark, the S&P 500 Index.

Within equities, the following factors detracted from the Fund’s relative performance:

• Stock selection based on quality measures amid investor enthusiasm for higher-risk growth opportunities.

• Stock selection within information technology and industrials.

The Fund’s fixed income component outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the year ended December 31, 2025.

Within fixed income, the following factors contributed to the Fund’s relative performance:

• The Fund’s holdings of high-yield corporate bonds.

• The Fund’s above-benchmark exposure to emerging markets.

• Security selection in high-quality, short-duration asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS).

• An underweight position to U.S. Treasuries.

The Fund held futures to equitize its cash positions during the period. Exposure to this form of derivative did not materially impact the Fund's performance.

Growth of a $10,000 initial investment

	AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 1	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Income and Growth Composite Index
Jun 21	$10,000	$10,000	$10,000	10,000.000000002
Dec 21	$10,603	$11,522	$10,006	10,559.6135721039
Dec 22	$9,076	$9,435	$8,704	8,987.19761231718
Dec 23	$10,369	$11,915	$9,185	10,205.780710024
Dec 24	$11,567	$14,896	$9,300	11,264.9230285916
Dec 25	$12,908	$17,560	$9,979	12,576.5786993427

Average Annual Total Returns

	1 Year	Since Inception 6/21/21
AZL Fidelity Institutional Asset Management Multi-Strategy Fund — Class 1	11.60%	5.79%
S&P 500 Index	17.88%	13.21%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.05%
Income and Growth Composite Index	11.64%	5.18%

 Fund Statistics

Net Assets	$1,336,959,545
Number of Portfolio Holdings	1,632
Total Advisory Fees Paid	$5,386,515
Portfolio Turnover Rate	62%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Composition

Type of Security	Percent of Total Investments
Common Stocks	41.3%
U.S. Treasury Obligations	20.7%
Corporate Bonds	13.2%
U.S. Government Agency Mortgages	9.3%
Money Market Funds	4.6%
Collateralized Mortgage Obligations	3.4%
Yankee Debt Obligations	3.2%
Collateralized Mortgage Backed Securities	2.2%
Asset Backed Securities	1.5%
Bank Loans	0.5%
Convertible Bonds	0.1%
Preferred Stock	0.0%
Warrant	0.0%

How has the Fund changed in the last year?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.                                                                                                                                                                                                                                                                                                             On September 19, 2025, the Fund's Class 1 shares implemented a 2 to 1 reverse share split, the net effect of which was to decrease the number of the Fund's Class 1 outstanding shares and increase the Class 1 net asset value per share by a proportionate amount. Neither the Fund's holdings nor the total value of Class 1 shareholders' investments in the Fund were affected.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Class 1

Annual Shareholder Report - December 31, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821173 02/26

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

 Class 2

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AZL Fidelity Institutional Asset Management Multi-Strategy Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.  You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 2	$75	0.71%

How did the Fund perform last year?

For the year ended December 31, 2025, Class 2 of the Fund returned 11.22%. That compared to 17.88%, 7.30% and 11.64% total returns for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index and the Income and Growth Composite Index (a blended index comprised of (40%) S&P 500 Index and (60%) Bloomberg U.S. Aggregate Bond Index), respectively.

U.S. equity markets delivered positive returns over the period, driven by resilient corporate earnings, continued enthusiasm for artificial intelligence (AI), and the Federal Reserve’s pivot to lower rates. All 11 market sectors posted positive contributions to returns, led by the technology, communication services, and financials sectors.

All major fixed income asset categories ended 2025 in positive territory. The global economy remained solid against a backdrop of economic and geopolitical uncertainty. Treasury yields ended the year modestly lower than where they began in 2025, and real yields remained at the high end of their range over the past decade. Softer labor market data, Federal Reserve easing, sticky inflation, and medium-term fiscal challenges continued to influence yield movements.

The Fund underperformed its blended benchmark, the Income and Growth Composite Index, for the year ended December 31, 2025. During this period, the Fund's equity component underperformed its equity benchmark, the S&P 500 Index.

Within equities, the following factors detracted from the Fund’s relative performance:

• Stock selection based on quality measures amid investor enthusiasm for higher-risk growth opportunities.

• Stock selection within information technology and industrials.

The Fund’s fixed income component outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the year ended December 31, 2025.

Within fixed income, the following factors contributed to the Fund’s relative performance:

• The Fund’s holdings of high-yield corporate bonds.

• The Fund’s above-benchmark exposure to emerging markets.

• Security selection in high-quality, short-duration asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS).

• An underweight position to U.S. Treasuries.

The Fund held futures to equitize its cash positions during the period. Exposure to this form of derivative did not materially impact the Fund's performance.

Growth of a $10,000 initial investment

	AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 2	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Income and Growth Composite Index
Dec 15	$10,000	$10,000	$10,000	10,000.0000000021
Dec 16	$10,652	$11,196	$10,265	10,635.7214934432
Dec 17	$11,836	$13,640	$10,628	11,763.3703329995
Dec 18	$11,597	$13,042	$10,629	11,600.6559031306
Dec 19	$13,600	$17,149	$11,556	13,636.4783047456
Dec 20	$15,432	$20,304	$12,423	15,428.859737642
Dec 21	$17,230	$26,132	$12,232	16,958.2492431923
Dec 22	$14,721	$21,399	$10,641	14,433.0221998013
Dec 23	$16,763	$27,025	$11,229	16,390.0100908208
Dec 24	$18,665	$33,786	$11,369	18,090.9434914267
Dec 25	$20,760	$39,827	$12,199	20,197.4016145351

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL Fidelity Institutional Asset Management Multi-Strategy Fund — Class 2	11.22%	6.11%	7.58%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Income and Growth Composite Index	11.64%	5.53%	7.28%

 Fund Statistics

Net Assets	$1,336,959,545
Number of Portfolio Holdings	1,632
Total Advisory Fees Paid	$5,386,515
Portfolio Turnover Rate	62%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Composition

Type of Security	Percent of Total Investments
Common Stocks	41.3%
U.S. Treasury Obligations	20.7%
Corporate Bonds	13.2%
U.S. Government Agency Mortgages	9.3%
Money Market Funds	4.6%
Collateralized Mortgage Obligations	3.4%
Yankee Debt Obligations	3.2%
Collateralized Mortgage Backed Securities	2.2%
Asset Backed Securities	1.5%
Bank Loans	0.5%
Convertible Bonds	0.1%
Preferred Stock	0.0%
Warrant	0.0%

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Class 2

Annual Shareholder Report - December 31, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821413 02/26

AZL Fidelity Institutional Asset Management Total Bond Fund

 Class 1

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AZL Fidelity Institutional Asset Management Total Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Fidelity Institutional Asset Management Total Bond Fund, Class 1	$69	0.66%

How did the Fund perform last year?

For the year ended December 31, 2024, Class 1 of the Fund returned 7.81%. That compared to a 7.30% total return for its benchmark, the Bloomberg U.S. Aggregate Bond Index.

All major fixed income asset categories ended 2025 in positive territory. The global economy remained solid against a backdrop of economic and geopolitical uncertainty. Treasury yields ended the year modestly lower than where they began in 2025, while real yields remained near the upper end of their 10-year range. Softer labor market data, Federal Reserve easing, sticky inflation, and medium-term fiscal challenges continued to influence yield movements.

Fixed income benefited from higher absolute starting yields in 2025. Both 10-year Treasury yields and the yield on the U.S. Aggregate Bond Index remained at the upper end of their 10-year ranges. While spreads began 2025 at very tight levels relative to their historical ranges, they narrowed further in all sectors over the course of the year against a strong technical and fundamental backdrop.

The Fund outperformed its benchmark for the year ended December 31, 2025.

The following factors contributed to the Fund’s relative performance:

• The Fund’s allocation to high-yield corporate bonds, which offered compelling yields due to higher base-rate treasuries.

• The Fund’s above-benchmark exposure to emerging markets.

• Security selection in high-quality, short-duration asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS).

• An underweight position to U.S. Treasuries.

The following factors detracted from the Fund’s relative performance:

• An underweight allocation to investment-grade corporate bonds in the industrials sector.

• An overweight allocation to securitized assets in ABS and MBS.

• Relative yield curve positioning.

The Fund held futures to equitize its cash positions during the period. Exposure to this form of derivative did not materially impact the Fund's performance.

Growth of a $10,000 initial investment

	AZL Fidelity Institutional Asset Management Total Bond Fund, Class 1	Bloomberg U.S. Aggregate Bond Index
Oct 16	$10,000	$10,000
Dec 16	$9,770	$9,785
Dec 17	$10,214	$10,132
Dec 18	$10,112	$10,133
Dec 19	$11,181	$11,016
Dec 20	$12,201	$11,843
Dec 21	$12,273	$11,660
Dec 22	$10,653	$10,143
Dec 23	$11,391	$10,704
Dec 24	$11,626	$10,838
Dec 25	$12,534	$11,629

Average Annual Total Returns

	1 Year	5 Years	Since Inception 10/28/16
AZL Fidelity Institutional Asset Management Total Bond Fund — Class 1	7.81%	0.54%	2.49%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	1.66%

 Fund Statistics

Net Assets	$129,880,080
Number of Portfolio Holdings	1,161
Total Advisory Fees Paid	$658,764
Portfolio Turnover Rate	37%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Composition

Type of Security	Percent of Total Investments
U.S. Treasury Obligations	31.9%
Corporate Bonds	23.3%
U.S. Government Agency Mortgages	16.4%
Collateralized Mortgage Obligations	7.0%
Yankee Debt Obligations	6.7%
Collateralized Mortgage Backed Securities	4.9%
Asset Backed Securities	4.2%
Money Market Funds	3.5%
Common Stocks	1.0%
Bank Loans	0.9%
Convertible Bonds	0.2%
Right	0.0%
Warrant	0.0%
Preferred Stock	0.0%

AZL Fidelity Institutional Asset Management Total Bond Fund

Class 1

Annual Shareholder Report - December 31, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821199 02/26

AZL Fidelity Institutional Asset Management Total Bond Fund

 Class 2

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AZL Fidelity Institutional Asset Management Total Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	$94	0.91%

How did the Fund perform last year?

For the year ended December 31, 2024, Class 2 of the Fund returned 7.64%. That compared to a 7.30% total return for its benchmark, the Bloomberg U.S. Aggregate Bond Index.

All major fixed income asset categories ended 2025 in positive territory. The global economy remained solid against a backdrop of economic and geopolitical uncertainty. Treasury yields ended the year modestly lower than where they began in 2025, while real yields remained near the upper end of their 10-year range. Softer labor market data, Federal Reserve easing, sticky inflation, and medium-term fiscal challenges continued to influence yield movements.

Fixed income benefited from higher absolute starting yields in 2025. Both 10-year Treasury yields and the yield on the U.S. Aggregate Bond Index remained at the upper end of their 10-year ranges. While spreads began 2025 at very tight levels relative to their historical ranges, they narrowed further in all sectors over the course of the year against a strong technical and fundamental backdrop.

The Fund outperformed its benchmark for the year ended December 31, 2025.

The following factors contributed to the Fund’s relative performance:

• The Fund’s allocation to high-yield corporate bonds, which offered compelling yields due to higher base-rate treasuries.

• The Fund’s above-benchmark exposure to emerging markets.

• Security selection in high-quality, short-duration asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS).

• An underweight position to U.S. Treasuries.

The following factors detracted from the Fund’s relative performance:

• An underweight allocation to investment-grade corporate bonds in the industrials sector.

• An overweight allocation to securitized assets in ABS and MBS.

• Relative yield curve positioning.

The Fund held futures to equitize its cash positions during the period. Exposure to this form of derivative did not materially impact the Fund's performance.

Growth of a $10,000 initial investment

	AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	Bloomberg U.S. Aggregate Bond Index
Dec 15	$10,000	$10,000
Dec 16	$10,551	$10,265
Dec 17	$11,002	$10,628
Dec 18	$10,864	$10,629
Dec 19	$11,980	$11,556
Dec 20	$13,040	$12,423
Dec 21	$13,081	$12,232
Dec 22	$11,332	$10,641
Dec 23	$12,089	$11,229
Dec 24	$12,300	$11,369
Dec 25	$13,240	$12,199

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL Fidelity Institutional Asset Management Total Bond Fund — Class 2	7.64%	0.31%	2.85%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

 Fund Statistics

Net Assets	$129,880,080
Number of Portfolio Holdings	1,161
Total Advisory Fees Paid	$658,764
Portfolio Turnover Rate	37%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Composition

Type of Security	Percent of Total Investments
U.S. Treasury Obligations	31.9%
Corporate Bonds	23.3%
U.S. Government Agency Mortgages	16.4%
Collateralized Mortgage Obligations	7.0%
Yankee Debt Obligations	6.7%
Collateralized Mortgage Backed Securities	4.9%
Asset Backed Securities	4.2%
Money Market Funds	3.5%
Common Stocks	1.0%
Bank Loans	0.9%
Convertible Bonds	0.2%
Right	0.0%
Warrant	0.0%
Preferred Stock	0.0%

AZL Fidelity Institutional Asset Management Total Bond Fund

Class 2

Annual Shareholder Report - December 31, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

01882V102 02/26

AZL Government Money Market Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AZL Government Money Market Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Government Money Market Fund	$66	0.65%

Fund Performance

Growth of a $10,000 initial investment

	AZL Government Money Market Fund	Three-Month U.S. Treasury Bill Index
Dec 15	$10,000	$10,000
Dec 16	$10,001	$10,032
Dec 17	$10,006	$10,125
Dec 18	$10,107	$10,321
Dec 19	$10,248	$10,534
Dec 20	$10,269	$10,572
Dec 21	$10,269	$10,577
Dec 22	$10,348	$10,790
Dec 23	$10,789	$11,337
Dec 24	$11,267	$11,900
Dec 25	$11,683	$12,383

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL Government Money Market Fund	3.69%	2.61%	1.57%
Three-Month U.S. Treasury Bill Index	4.07%	3.21%	2.16%

 Fund Statistics

Net Assets	$551,061,017
Number of Portfolio Holdings	127
Total Advisory Fees Paid	$1,461,923

The Fund's past performance is not a good predictor of the Fund's future performance.Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Composition

Type of Security	Percent of Total Investments
U.S. Treasury Obligations	49.8%
Repurchase Agreements	34.3%
U.S. Government Agency Mortgages	15.9%

AZL Government Money Market Fund

Annual Shareholder Report - December 31, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821868 02/26

AZL International Index Fund

 Class 1

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AZL International Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL International Index Fund, Class 1	$52	0.45%

How did the Fund perform last year?

For the year ended December 31, 2025, Class 1 of the Fund returned 31.04%. That compared to a 31.22% return for its benchmark, the MSCI EAFE Index (net of withholding taxes).

Non-U.S. developed market equities generally outperformed their U.S. peers during 2025. European equities started the year in positive territory despite U.S. tariff pressures, then continued to advance through the remainder of the year in the face of trade-related headwinds and global volatility stemming from market fears related to artificial intelligence (AI). The European Central Bank (ECB) provided a supportive monetary environment with rate cuts in January and March and then held rates steady for the rest of the year. The ECB cited its support for growth even as inflation rose slightly in September. Strong domestic demand and a healthy labor market also supported gains among European equities.

In Japan, equities started the year with elevated volatility, ending the first quarter in negative territory on concerns about the potential impacts of U.S. trade policies. Japanese equities rebounded strongly in the second quarter, supported by stimulus efforts and a more stable yen. Enthusiasm around AI drove equities higher in the fourth quarter, with strong wage growth and a weak yen also contributing to the strong equity performance. The Bank of Japan kept rates at 0.5% through most of the year and raised them by 25 basis points in December.

The Fund underperformed its benchmark for the year ended December 31, 2025.

The following factors detracted from the Fund's relative performance:

• Expenses

The following factors contributed to the Fund's relative performance:

• Tax advantages due to preferential tax treatment from international tax treaties

• Fair value adjustments

During the period, the Fund used exchange-traded equity index futures for the purpose of efficient portfolio management, and these derivatives did not have a significant impact on the Fund’s return.

Growth of a $10,000 initial investment

	AZL International Index Fund, Class 1	MSCI EAFE Index (net of withholding taxes)	MSCI EAFE Index (gross of withholding taxes)
Oct 16	$10,000	$10,000	9,999.99999989029
Dec 16	$10,070	$10,147	10,150.7772417577
Dec 17	$12,600	$12,688	12,751.0302352507
Dec 18	$10,861	$10,938	11,047.8069974852
Dec 19	$13,214	$13,346	13,550.7342923865
Dec 20	$14,227	$14,389	14,672.6210534771
Dec 21	$15,764	$16,010	16,400.3285465494
Dec 22	$13,517	$13,696	14,102.1002849724
Dec 23	$15,889	$16,194	16,760.711077766
Dec 24	$16,388	$16,813	17,489.4233344634
Dec 25	$21,475	$22,062	23,066.4570402243

Average Annual Total Returns

	1 Year	5 Years	Since Inception 10/17/16
AZL International Index Fund — Class 1	31.04%	8.58%	8.65%
MSCI EAFE Index (net of withholding taxes)	31.22%	8.92%	8.97%
MSCI EAFE Index (gross of withholding taxes)	31.89%	9.47%	9.50%

 Fund Statistics

Net Assets	$1,198,965,958
Number of Portfolio Holdings	732
Total Advisory Fees Paid	$4,244,494
Portfolio Turnover Rate	4%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Composition

Investment Categories	Percent of Total Investments
Financials	25.2%
Industrials	19.1%
Health Care	11.3%
Consumer Discretionary	9.5%
Information Technology	8.2%
Consumer Staples	7.4%
Materials	5.5%
Communication Services	4.7%
Utilities	3.7%
Energy	3.1%
Real Estate	1.8%
Money Market Funds	0.5%

AZL International Index Fund

Class 1

Annual Shareholder Report - December 31, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821231 02/26

AZL International Index Fund

 Class 2

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AZL International Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL International Index Fund, Class 2	$81	0.70%

How did the Fund perform last year?

For the year ended December 31, 2025, Class 2 of the Fund returned 30.72%. That compared to a 31.22% return for its benchmark, the MSCI EAFE Index (net of withholding taxes).

Non-U.S. developed market equities generally outperformed their U.S. peers during 2025. European equities started the year in positive territory despite U.S. tariff pressures, then continued to advance through the remainder of the year in the face of trade-related headwinds and global volatility stemming from market fears related to artificial intelligence (AI). The European Central Bank (ECB) provided a supportive monetary environment with rate cuts in January and March and then held rates steady for the rest of the year. The ECB cited its support for growth even as inflation rose slightly in September. Strong domestic demand and a healthy labor market also supported gains among European equities.

In Japan, equities started the year with elevated volatility, ending the first quarter in negative territory on concerns about the potential impacts of U.S. trade policies. Japanese equities rebounded strongly in the second quarter, supported by stimulus efforts and a more stable yen. Enthusiasm around AI drove equities higher in the fourth quarter, with strong wage growth and a weak yen also contributing to the strong equity performance. The Bank of Japan kept rates at 0.5% through most of the year and raised them by 25 basis points in December.

The Fund underperformed its benchmark for the year ended December 31, 2025.

The following factors detracted from the Fund's relative performance:

• Expenses

The following factors contributed to the Fund's relative performance:

• Tax advantages due to preferential tax treatment from international tax treaties

• Fair value adjustments

During the period, the Fund used exchange-traded equity index futures for the purpose of efficient portfolio management, and these derivatives did not have a significant impact on the Fund’s return.

Growth of a $10,000 initial investment

	AZL International Index Fund, Class 2	MSCI EAFE Index (net of withholding taxes)	MSCI EAFE Index (gross of withholding taxes)
Dec 15	$10,000	$10,000	9,999.99999980487
Dec 16	$10,037	$10,100	10,151.2068644619
Dec 17	$12,523	$12,628	12,751.5699113721
Dec 18	$10,764	$10,887	11,048.2745861836
Dec 19	$13,072	$13,284	13,551.3078152776
Dec 20	$14,040	$14,322	14,673.2420592371
Dec 21	$15,521	$15,935	16,401.022676007
Dec 22	$13,267	$13,632	14,102.6971439435
Dec 23	$15,567	$16,118	16,761.4204600967
Dec 24	$16,018	$16,735	17,490.1635588984
Dec 25	$20,938	$21,959	23,067.4333076978

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL International Index Fund — Class 2	30.72%	8.32%	7.67%
MSCI EAFE Index (net of withholding taxes)	31.22%	8.92%	8.18%
MSCI EAFE Index (gross of withholding taxes)	31.89%	9.47%	8.72%

 Fund Statistics

Net Assets	$1,198,965,958
Number of Portfolio Holdings	732
Total Advisory Fees Paid	$4,244,494
Portfolio Turnover Rate	4%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Composition

Investment Categories	Percent of Total Investments
Financials	25.2%
Industrials	19.1%
Health Care	11.3%
Consumer Discretionary	9.5%
Information Technology	8.2%
Consumer Staples	7.4%
Materials	5.5%
Communication Services	4.7%
Utilities	3.7%
Energy	3.1%
Real Estate	1.8%
Money Market Funds	0.5%

AZL International Index Fund

Class 2

Annual Shareholder Report - December 31, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821462 02/26

AZL Mid Cap Index Fund

 Class 1

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AZL Mid Cap Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Mid Cap Index Fund, Class 1	$36	0.35%

How did the Fund perform last year?

For the year ended December 31, 2025, Class 1 of the Fund returned 7.19%. That compared to 17.15% and 7.50% total returns for its benchmarks, the Russell 3000 Index and the S&P MidCap 400 Index, respectively.

U.S. equities posted strong gains in 2025, although mid-cap stocks underperformed their large-cap counterparts. The U.S. administration’s changing tariff policy led to increased economic uncertainty and triggered a broad sell-off in equity markets during the first half of 2025. In January, the Federal Reserve (Fed) chose to delay widely expected interest rate cuts as inflation remained higher than expected, even as economic fundamentals appeared stable. Financing conditions remained tight in this environment, which typically weighs more heavily on mid-cap firms.

Volatility peaked in April amid tariff-related uncertainty. However, the administration’s announcement of a 90-day pause on most tariffs helped stabilize investor sentiment and helped U.S. equities rebound over the second quarter. The Fed met twice during the quarter and in both cases decided to hold rates unchanged, even as inflation struggled lower.

Stocks gained in the third quarter with support from robust corporate earnings and continued enthusiasm around artificial intelligence (AI), although the AI-related boost had more of an impact on large-cap stocks than mid-caps. The gains came despite concerns that the labor market was growing softer, including slowing job growth and a significant downturn in hiring. The shift led the Fed to reduce interest rates by 25 basis points in September, despite ongoing concerns over tariff-driven inflation.

U.S. equities managed to post modest gains for the fourth quarter despite multiple headwinds, and mid-caps performed better in the second half of the period compared to the first half. The labor market showed signs of continuing to weaken, including an unemployment rate of 4.6%—its highest level since September 2021. The Fed cited the weaker labor market in its decisions to cut rates in October and December by 25 basis points each.

The sectors within the S&P MidCap 400 Index posted mixed returns over the year. The following sectors outperformed the broader market:

• Communication services

• Utilities

• Information technology

The following sectors underperformed the broader market:

• Consumer discretionary

• Consumer staples

• Materials

During the period, the Fund used exchange-traded futures for the purpose of efficient portfolio management, and these derivatives did not have a significant impact on the Fund’s return.

Growth of a $10,000 initial investment

	AZL Mid Cap Index Fund, Class 1	Russell 3000 Index	S&P MidCap 400 Index
Oct 16	$10,000	$10,000	9,999.99999997918
Dec 16	$10,900	$10,608	10,966.7242340362
Dec 17	$12,653	$12,849	12,748.1857205404
Dec 18	$11,260	$12,175	11,335.2462025683
Dec 19	$14,128	$15,952	14,305.0437194584
Dec 20	$16,222	$19,284	16,258.9807398205
Dec 21	$20,120	$24,233	20,284.7092846262
Dec 22	$17,436	$19,578	17,635.3853615273
Dec 23	$20,254	$24,660	20,534.1528753805
Dec 24	$23,026	$30,531	23,394.3003748193
Dec 25	$24,682	$35,766	25,149.1992692497

Average Annual Total Returns

	1 Year	5 Years	Since Inception 10/17/16
AZL Mid Cap Index Fund — Class 1	7.19%	8.76%	10.30%
Russell 3000 Index	17.15%	13.15%	14.83%
S&P MidCap 400 Index	7.50%	9.12%	10.53%

 Fund Statistics

Net Assets	$466,494,497
Number of Portfolio Holdings	404
Total Advisory Fees Paid	$1,194,453
Portfolio Turnover Rate	15%

The Fund's past performance is not a good predictor of the Fund's future performance.Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Composition

Investment Categories	Percent of Total Investments
Industrials	23.2%
Financials	16.4%
Information Technology	13.8%
Consumer Discretionary	11.4%
Health Care	8.7%
Real Estate	6.3%
Materials	5.3%
Consumer Staples	4.2%
Energy	3.9%
Utilities	3.2%
Communication Services	2.0%
Money Market Funds	1.6%

AZL Mid Cap Index Fund

Class 1

Annual Shareholder Report - December 31, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821249 02/26

AZL Mid Cap Index Fund

 Class 2

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AZL Mid Cap Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Mid Cap Index Fund, Class 2	$62	0.60%

How did the Fund perform last year?

For the year ended December 31, 2025, Class 2 of the Fund returned 6.90%. That compared to 17.15% and 7.50% total returns for its benchmarks, the Russell 3000 Index and the S&P MidCap 400 Index, respectively.

U.S. equities posted strong gains in 2025, although mid-cap stocks underperformed their large-cap counterparts. The U.S. administration’s changing tariff policy led to increased economic uncertainty and triggered a broad sell-off in equity markets during the first half of 2025. In January, the Federal Reserve (Fed) chose to delay widely expected interest rate cuts as inflation remained higher than expected, even as economic fundamentals appeared stable. Financing conditions remained tight in this environment, which typically weighs more heavily on mid-cap firms.

Volatility peaked in April amid tariff-related uncertainty. However, the administration’s announcement of a 90-day pause on most tariffs helped stabilize investor sentiment and helped U.S. equities rebound over the second quarter. The Fed met twice during the quarter and in both cases decided to hold rates unchanged, even as inflation struggled lower.

Stocks gained in the third quarter with support from robust corporate earnings and continued enthusiasm around artificial intelligence (AI), although the AI-related boost had more of an impact on large-cap stocks than mid-caps. The gains came despite concerns that the labor market was growing softer, including slowing job growth and a significant downturn in hiring. The shift led the Fed to reduce interest rates by 25 basis points in September, despite ongoing concerns over tariff-driven inflation.

U.S. equities managed to post modest gains for the fourth quarter despite multiple headwinds, and mid-caps performed better in the second half of the period compared to the first half. The labor market showed signs of continuing to weaken, including an unemployment rate of 4.6%—its highest level since September 2021. The Fed cited the weaker labor market in its decisions to cut rates in October and December by 25 basis points each.

The sectors within the S&P MidCap 400 Index posted mixed returns over the year. The following sectors outperformed the broader market:

• Communication services

• Utilities

• Information technology

The following sectors underperformed the broader market:

• Consumer discretionary

• Consumer staples

• Materials

During the period, the Fund used exchange-traded futures for the purpose of efficient portfolio management, and these derivatives did not have a significant impact on the Fund’s return.

Growth of a $10,000 initial investment

	AZL Mid Cap Index Fund, Class 2	Russell 3000 Index	S&P MidCap 400 Index
Dec 15	$10,000	$10,000	9,999.99999994578
Dec 16	$11,952	$11,274	12,073.8389675065
Dec 17	$13,847	$13,656	14,035.1428770286
Dec 18	$12,276	$12,940	12,479.5640326299
Dec 19	$15,379	$16,954	15,749.1690869583
Dec 20	$17,613	$20,495	17,900.3603117074
Dec 21	$21,780	$25,754	22,332.4949345537
Dec 22	$18,829	$20,808	19,415.7159823682
Dec 23	$21,819	$26,209	22,607.1203999133
Dec 24	$24,751	$32,448	25,756.0060283459
Dec 25	$26,459	$38,012	27,688.0657941827

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL Mid Cap Index Fund — Class 2	6.90%	8.48%	10.22%
Russell 3000 Index	17.15%	13.15%	14.29%
S&P MidCap 400 Index	7.50%	9.12%	10.72%

 Fund Statistics

Net Assets	$466,494,497
Number of Portfolio Holdings	404
Total Advisory Fees Paid	$1,194,453
Portfolio Turnover Rate	15%

The Fund's past performance is not a good predictor of the Fund's future performance.Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Composition

Investment Categories	Percent of Total Investments
Industrials	23.2%
Financials	16.4%
Information Technology	13.8%
Consumer Discretionary	11.4%
Health Care	8.7%
Real Estate	6.3%
Materials	5.3%
Consumer Staples	4.2%
Energy	3.9%
Utilities	3.2%
Communication Services	2.0%
Money Market Funds	1.6%

AZL Mid Cap Index Fund

Class 2

Annual Shareholder Report - December 31, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821454 02/26

AZL Moderate Index Strategy Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AZL Moderate Index Strategy Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Moderate Index Strategy Fund	$9	0.08%

How did the Fund perform last year?

For the year ended December 31, 2025, the Fund returned 14.69%. That compared to 17.88%, 7.30% and 13.76% total return for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index and the Moderate Composite Index (a blended index comprised of (60%) S&P 500 Index and (40%) Bloomberg U.S. Aggregate Bond Index), respectively.

U.S. equities posted positive returns for the period. A variety of factors drove these gains, including a general business-friendly political climate, increasing expectations of a mostly dovish Federal Reserve, and continued enthusiasm that artificial intelligence (AI) would lead to improved business productivity. Gains were choppy at times, especially early in the period with the announcement of trade tariffs in April.

Non-U.S. equities also gained, largely outpacing U.S. equities, as many international economies grew steadily after a period of stagnation. A weakening U.S. dollar provided a boost to U.S.-based investors. The MSCI EAFE Index returned 31.22% for the year.

During the period, bonds gained as yields generally declined. Yields at the front end of the curve fell the most as the yield curve steepened. Declining credit spreads further contributed to price gains among bonds with more credit risk.

The Fund, which invests in both U.S. and international markets, outperformed its blended benchmark, the Moderate Composite Index, for the year ended December 31, 2025.

The following factors contributed to the Fund’s relative performance:

• The Fund’s allocation to developed market non-U.S. equities.

The following factors detracted from the Fund’s relative performance:

• The Fund’s allocations to mid- and small-cap U.S. equities.

• The Fund’s underweight exposure to investment grade corporate bonds from a duration-weighted perspective within the underlying fixed income fund.

Growth of a $10,000 initial investment

	AZL Moderate Index Strategy Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Moderate Composite Index
Dec 15	$10,000	$10,000	$10,000	10,000.0000000028
Dec 16	$10,891	$11,196	$10,265	10,821.4765100701
Dec 17	$12,339	$13,640	$10,628	12,365.1006711443
Dec 18	$11,701	$13,042	$10,629	12,085.0111856857
Dec 19	$13,962	$17,149	$11,556	14,756.1521252837
Dec 20	$15,755	$20,304	$12,423	17,024.6085011233
Dec 21	$17,655	$26,132	$12,232	19,740.4921700278
Dec 22	$14,941	$21,399	$10,641	16,599.5525727115
Dec 23	$17,155	$27,025	$11,229	19,539.1498881485
Dec 24	$18,866	$33,786	$11,369	22,495.7494407221
Dec 25	$21,639	$39,827	$12,199	25,591.9463087319

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL Moderate Index Strategy Fund	14.69%	6.55%	8.02%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Moderate Composite Index	13.76%	8.49%	9.85%

 Fund Statistics

Net Assets	$1,258,184,574
Number of Portfolio Holdings	5
Total Advisory Fees Paid	$639,021
Portfolio Turnover Rate	13%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Composition

Type of Security	Percent of Total Investments
Domestic Equity Funds	43.5%
Fixed Income Fund	39.9%
International Equity Fund	16.6%

AZL Moderate Index Strategy Fund

Annual Shareholder Report - December 31, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821728 02/26

AZL MSCI Global Equity Index Fund

 Class 1

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AZL MSCI Global Equity Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL MSCI Global Equity Index Fund, Class 1	$48	0.43%

How did the Fund perform last year?

For the year ended December 31, 2025, Class 1 of the Fund returned 21.12%. That compared to a 21.09% return for its benchmark, the MSCI World Index (net of withholding taxes).

U.S. equity markets experienced a negative start to the year due to a broad set of reciprocal tariffs put in place by the new administration. Volatility peaked in April, and U.S. equities rebounded in the second quarter as inflation continued to ease. Stocks gained in the third quarter with support from robust corporate earnings and continued enthusiasm around artificial intelligence (AI). The gains came despite higher uncertainty caused by a new round of reciprocal tariffs and signs of a softening labor market—the latter caused the Federal Reserve (Fed) to cut rates by 25 basis points in September for the first time in 2025. Fears of an AI-related bubble in stock prices drove an increase in volatility in the fourth quarter, but U.S. equities still managed to post modest gains, ending the year well ahead of where they started.

European equities started the year in positive territory despite U.S. tariff pressures, and equities continued to advance through the remainder of the year despite trade-related headwinds and global volatility stemming from market fears related to AI. The European Central Bank (ECB) cut interest rates in January and March, then held rates steady for the rest of the year, even as inflation rose slightly in September. Strong domestic demand and a healthy labor market also supported gains among European equities.

In Japan, equities started the year with elevated volatility, ending the first quarter in negative territory on concerns around U.S. trade policies. Japanese equities rebounded strongly in the second quarter, supported by stimulus efforts and a more stable yen. Enthusiasm around AI drove equities higher later in the year, supported by strong wage growth and a weak yen. The Bank of Japan kept rates at 0.5% through most of the year and raised them by 25 basis points in December.

The Fund underperformed its benchmark for the year ended December 31, 2025.

The following factors detracted from the Fund's relative performance:

• Expenses

The following factors contributed to the Fund's relative performance:

• Tax advantages due to preferential tax treatment from international tax treaties

• Fair value adjustments

During the reporting period, the Fund used exchange-traded equity index futures for the purpose of efficient portfolio management, and these derivatives did not have a significant impact on the Fund’s return.

Growth of a $10,000 initial investment

	AZL MSCI Global Equity Index Fund, Class 1	MSCI World Index (net of withholding taxes)	MSCI World Index (gross of withholding taxes)
Jun 21	$10,000	$10,000	9,999.99999963081
Dec 21	$11,000	$11,010	11,032.2836357815
Dec 22	$9,011	$9,013	9,075.95935211511
Dec 23	$11,143	$11,157	11,291.8884073059
Dec 24	$13,202	$13,240	13,459.3000928147
Dec 25	$15,990	$16,032	16,366.4252039172

Average Annual Total Returns

	1 Year	Since Inception 6/21/21
AZL MSCI Global Equity Index Fund — Class 1	21.12%	10.90%
MSCI World Index (net of withholding taxes)	21.09%	10.96%
MSCI World Index (gross of withholding taxes)	21.60%	11.47%

 Fund Statistics

Net Assets	$357,275,137
Number of Portfolio Holdings	1,311
Total Advisory Fees Paid	$1,088,787
Portfolio Turnover Rate	3%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	27.0%
Financials	17.0%
Industrials	11.0%
Consumer Discretionary	10.0%
Health Care	9.8%
Communication Services	8.8%
Consumer Staples	5.2%
Energy	3.3%
Materials	3.2%
Utilities	2.6%
Real Estate	1.8%
Money Market Funds	0.3%
Warrant	0.0%

AZL MSCI Global Equity Index Fund

Class 1

Annual Shareholder Report - December 31, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821181 02/26

AZL MSCI Global Equity Index Fund

 Class 2

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AZL MSCI Global Equity Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL MSCI Global Equity Index Fund, Class 2	$75	0.68%

How did the Fund perform last year?

For the year ended December 31, 2025, Class 2 of the Fund returned 20.77%. That compared to a 21.09% return for its benchmark, the MSCI World Index (net of withholding taxes).

U.S. equity markets experienced a negative start to the year due to a broad set of reciprocal tariffs put in place by the new administration. Volatility peaked in April, and U.S. equities rebounded in the second quarter as inflation continued to ease. Stocks gained in the third quarter with support from robust corporate earnings and continued enthusiasm around artificial intelligence (AI). The gains came despite higher uncertainty caused by a new round of reciprocal tariffs and signs of a softening labor market—the latter caused the Federal Reserve (Fed) to cut rates by 25 basis points in September for the first time in 2025. Fears of an AI-related bubble in stock prices drove an increase in volatility in the fourth quarter, but U.S. equities still managed to post modest gains, ending the year well ahead of where they started.

European equities started the year in positive territory despite U.S. tariff pressures, and equities continued to advance through the remainder of the year despite trade-related headwinds and global volatility stemming from market fears related to AI. The European Central Bank (ECB) cut interest rates in January and March, then held rates steady for the rest of the year, even as inflation rose slightly in September. Strong domestic demand and a healthy labor market also supported gains among European equities.

In Japan, equities started the year with elevated volatility, ending the first quarter in negative territory on concerns around U.S. trade policies. Japanese equities rebounded strongly in the second quarter, supported by stimulus efforts and a more stable yen. Enthusiasm around AI drove equities higher later in the year, supported by strong wage growth and a weak yen. The Bank of Japan kept rates at 0.5% through most of the year and raised them by 25 basis points in December.

The Fund underperformed its benchmark for the year ended December 31, 2025.

The following factors detracted from the Fund's relative performance:

• Expenses

The following factors contributed to the Fund's relative performance:

• Tax advantages due to preferential tax treatment from international tax treaties

• Fair value adjustments

During the reporting period, the Fund used exchange-traded equity index futures for the purpose of efficient portfolio management, and these derivatives did not have a significant impact on the Fund’s return.

Growth of a $10,000 initial investment

	AZL MSCI Global Equity Index Fund, Class 2	MSCI World Index (net of withholding taxes)	MSCI World Index (gross of withholding taxes)
Dec 15	$10,000	$10,000	10,000.0000000959
Dec 16	$9,907	$10,751	10,815.3030070622
Dec 17	$12,104	$13,159	13,310.6572043449
Dec 18	$11,022	$12,013	12,218.5555406496
Dec 19	$14,026	$15,337	15,688.8679964653
Dec 20	$16,180	$17,776	18,276.9495865338
Dec 21	$19,607	$21,654	22,361.388427056
Dec 22	$16,032	$17,726	18,396.1053867921
Dec 23	$19,779	$21,942	22,887.5825791667
Dec 24	$23,372	$26,039	27,280.7196830579
Dec 25	$28,225	$31,532	33,173.1854645368

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL MSCI Global Equity Index Fund — Class 2	20.77%	11.77%	10.93%
MSCI World Index (net of withholding taxes)	21.09%	12.15%	12.17%
MSCI World Index (gross of withholding taxes)	21.60%	12.66%	12.74%

 Fund Statistics

Net Assets	$357,275,137
Number of Portfolio Holdings	1,311
Total Advisory Fees Paid	$1,088,787
Portfolio Turnover Rate	3%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	27.0%
Financials	17.0%
Industrials	11.0%
Consumer Discretionary	10.0%
Health Care	9.8%
Communication Services	8.8%
Consumer Staples	5.2%
Energy	3.3%
Materials	3.2%
Utilities	2.6%
Real Estate	1.8%
Money Market Funds	0.3%
Warrant	0.0%

AZL MSCI Global Equity Index Fund

Class 2

Annual Shareholder Report - December 31, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821439 02/26

AZL Russell 1000 Growth Index Fund

 Class 1

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AZL Russell 1000 Growth Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.  You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Russell 1000 Growth Index Fund, Class 1	$48	0.44%

How did the Fund perform last year?

For the year ended December 31, 2025, Class 1 of the Fund returned 18.07%. That performance compared to 17.37% and 18.56% total returns for its benchmarks, the Russell 1000 Index and the Russell 1000 Growth Index, respectively.

U.S. large-cap growth equities posted strong gains in 2025, outperforming value-related stocks for the period. However, equities in general began the year in negative territory as the U.S. administration’s changing tariff policy led to increased economic uncertainty and triggered a broad sell-off in equity markets. In January, the Federal Reserve (Fed) chose to delay widely expected interest rate cuts as inflation remained higher than expected, even as economic fundamentals appeared stable.

Volatility peaked in April amid tariff-related uncertainty. However, the administration’s announcement of a 90-day pause on most tariffs helped stabilize investor sentiment and helped U.S. equities rebound over the second quarter. The Fed met twice during the quarter and in both cases decided to hold rates unchanged, even as inflation struggled lower.

Large-cap growth stocks gained in the third quarter with support from robust corporate earnings and continued enthusiasm around artificial intelligence (AI). Surprising strength in AI-related corporate earnings helped drive mega-cap growth stocks higher across the first three quarters of the period. The gains came despite concerns that the labor market was growing softer, including slowing job growth and a significant downturn in hiring. The shift led the Fed to reduce interest rates by 25 basis points in September, despite ongoing concerns over tariff-driven inflation.

Large-cap growth lagged in the fourth quarter as fears of an AI-related bubble in stock prices escalated throughout the quarter. Investors grew concerned over high valuations and the sustainability of AI-related capital expenditures. The labor market showed signs of continuing to weaken, including an unemployment rate of 4.6%—its highest level since September 2021. The Fed cited the weaker labor market in its decisions to cut rates in October and December by 25 basis points each.

The sectors within the Russell 1000 Growth Index posted mixed returns over the year. The following sectors outperformed the broader market:

• Communication services

• Utilities

• Information technology

The following sectors lagged the broader market:

• Energy

• Consumer staples

• Real estate

During the reporting period, the Fund used exchange-traded futures for the purpose of efficient portfolio management, and these derivatives had a slight negative impact on the Fund’s return.

Growth of a $10,000 initial investment

	AZL Russell 1000 Growth Index Fund, Class 1	Russell 1000 Index	Russell 1000 Growth Index
Oct 16	$10,000	$10,000	10,000.0000000445
Dec 16	$10,280	$10,557	10,283.6996073891
Dec 17	$13,281	$12,847	13,390.724256376
Dec 18	$13,033	$12,232	13,188.0229427226
Dec 19	$17,664	$16,076	17,987.0690542091
Dec 20	$24,560	$19,446	24,910.8813191085
Dec 21	$31,225	$24,591	31,785.4573115738
Dec 22	$22,028	$19,887	22,524.1041877532
Dec 23	$31,512	$25,163	32,136.9981293703
Dec 24	$41,869	$31,331	42,856.7316984824
Dec 25	$49,437	$36,772	50,811.1136239747

Average Annual Total Returns

	1 Year	5 Years	Since Inception 10/17/16
AZL Russell 1000 Growth Index Fund — Class 1	18.07%	15.02%	18.94%
Russell 1000 Index	17.37%	13.59%	15.18%
Russell 1000 Growth Index	18.56%	15.32%	19.29%

 Fund Statistics

Net Assets	$615,239,488
Number of Portfolio Holdings	382
Total Advisory Fees Paid	$2,102,766
Portfolio Turnover Rate	15%

The Fund's past performance is not a good predictor of the Fund's future performance.Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	50.2%
Consumer Discretionary	13.3%
Communication Services	12.1%
Health Care	8.1%
Financials	6.4%
Industrials	6.0%
Consumer Staples	2.4%
Real Estate	0.4%
Materials	0.3%
Energy	0.3%
Utilities	0.3%
Money Market Funds	0.2%

How has the Fund changed in the last year?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.                                                                                                                                                                                                                                                                                                             On September 19, 2025, the Fund's Class 1 shares implemented a 4 to 1 reverse share split, the net effect of which was to decrease the number of the Fund's Class 1 outstanding shares and increase the Class 1 net asset value per share by a proportionate amount. Neither the Fund's holdings nor the total value of Class 1 shareholders' investments in the Fund were affected.

AZL Russell 1000 Growth Index Fund

Class 1

Annual Shareholder Report - December 31, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821215 02/26

AZL Russell 1000 Growth Index Fund

 Class 2

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AZL Russell 1000 Growth Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.  You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Russell 1000 Growth Index Fund, Class 2	$75	0.69%

How did the Fund perform last year?

For the year ended December 31, 2025, Class 2 of the Fund returned 17.79%. That performance compared to 17.37% and 18.56% total returns for its benchmarks, the Russell 1000 Index and the Russell 1000 Growth Index, respectively.

U.S. large-cap growth equities posted strong gains in 2025, outperforming value-related stocks for the period. However, equities in general began the year in negative territory as the U.S. administration’s changing tariff policy led to increased economic uncertainty and triggered a broad sell-off in equity markets. In January, the Federal Reserve (Fed) chose to delay widely expected interest rate cuts as inflation remained higher than expected, even as economic fundamentals appeared stable.

Volatility peaked in April amid tariff-related uncertainty. However, the administration’s announcement of a 90-day pause on most tariffs helped stabilize investor sentiment and helped U.S. equities rebound over the second quarter. The Fed met twice during the quarter and in both cases decided to hold rates unchanged, even as inflation struggled lower.

Large-cap growth stocks gained in the third quarter with support from robust corporate earnings and continued enthusiasm around artificial intelligence (AI). Surprising strength in AI-related corporate earnings helped drive mega-cap growth stocks higher across the first three quarters of the period. The gains came despite concerns that the labor market was growing softer, including slowing job growth and a significant downturn in hiring. The shift led the Fed to reduce interest rates by 25 basis points in September, despite ongoing concerns over tariff-driven inflation.

Large-cap growth lagged in the fourth quarter as fears of an AI-related bubble in stock prices escalated throughout the quarter. Investors grew concerned over high valuations and the sustainability of AI-related capital expenditures. The labor market showed signs of continuing to weaken, including an unemployment rate of 4.6%—its highest level since September 2021. The Fed cited the weaker labor market in its decisions to cut rates in October and December by 25 basis points each.

The sectors within the Russell 1000 Growth Index posted mixed returns over the year. The following sectors outperformed the broader market:

• Communication services

• Utilities

• Information technology

The following sectors lagged the broader market:

• Energy

• Consumer staples

• Real estate

During the reporting period, the Fund used exchange-traded futures for the purpose of efficient portfolio management, and these derivatives had a slight negative impact on the Fund’s return.

Growth of a $10,000 initial investment

	AZL Russell 1000 Growth Index Fund, Class 2	Russell 1000 Index	Russell 1000 Growth Index
Dec 15	$10,000	$10,000	10,000.0000000467
Dec 16	$10,643	$11,205	10,707.5507037477
Dec 17	$13,717	$13,636	13,942.6339166916
Dec 18	$13,424	$12,983	13,731.5781024883
Dec 19	$18,159	$17,063	18,728.4208274005
Dec 20	$25,166	$20,640	25,937.6036818249
Dec 21	$31,929	$26,101	33,095.5209505478
Dec 22	$22,480	$21,108	23,452.4535774627
Dec 23	$32,077	$26,708	33,461.5508108802
Dec 24	$42,488	$33,255	44,623.1069729701
Dec 25	$50,045	$39,030	52,905.3352600533

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL Russell 1000 Growth Index Fund — Class 2	17.79%	14.74%	17.47%
Russell 1000 Index	17.37%	13.59%	14.59%
Russell 1000 Growth Index	18.56%	15.32%	18.13%

 Fund Statistics

Net Assets	$615,239,488
Number of Portfolio Holdings	382
Total Advisory Fees Paid	$2,102,766
Portfolio Turnover Rate	15%

The Fund's past performance is not a good predictor of the Fund's future performance.Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	50.2%
Consumer Discretionary	13.3%
Communication Services	12.1%
Health Care	8.1%
Financials	6.4%
Industrials	6.0%
Consumer Staples	2.4%
Real Estate	0.4%
Materials	0.3%
Energy	0.3%
Utilities	0.3%
Money Market Funds	0.2%

AZL Russell 1000 Growth Index Fund

Class 2

Annual Shareholder Report - December 31, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821363 02/26

AZL Russell 1000 Value Index Fund

 Class 1

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AZL Russell 1000 Value Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.  You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Russell 1000 Value Index Fund, Class 1	$47	0.44%

How did the Fund perform last year?

For the year ended December 31, 2025, Class 1 of the Fund returned 15.41%. That performance compared to 17.37% and 15.91% total returns for its benchmarks, the Russell 1000 Index and the Russell 1000 Value Index, respectively.

U.S. large-cap value equities posted strong gains in 2025, although value stocks underperformed their growth-oriented counterparts for the period. Large-cap value stocks started off the year in negative territory as the U.S. administration’s changing tariff policy led to increased economic uncertainty and triggered a broad sell-off in equity markets. In January, the Federal Reserve (Fed) chose to delay widely expected interest rate cuts as inflation remained higher than expected, even as economic fundamentals appeared stable.

Volatility peaked in April amid tariff-related uncertainty. However, the administration’s announcement of a 90-day pause on most tariffs helped stabilize investor sentiment and helped U.S. equities rebound over the second quarter. The Fed met twice during the quarter and in both cases decided to hold rates unchanged, even as inflation struggled lower. The move was a partial tailwind for the net interest income of companies in the financial sector.

Stocks gained in the third quarter with support from robust corporate earnings and continued enthusiasm around artificial intelligence (AI), although the latter helped growth stocks more than value. The gains came despite concerns that the labor market was growing softer, including slowing job growth and a significant downturn in hiring. The shift led the Fed to reduce interest rates by 25 basis points in September, despite ongoing concerns over tariff-driven inflation.

U.S. large-cap value equities managed to post modest gains for the fourth quarter, led by the health care sector. Gains were muted by investors’ growing concerns, including signs of weakness in the labor market, such as an unemployment rate of 4.6%—its highest level since September 2021. The Fed cited the weaker labor market in its decisions to cut rates in October and December by 25 basis points each.

All sectors within the Russell 1000 Value Index posted positive returns over the year. The following sectors outperformed the broader market:

• Communication services

• Information technology

• Industrials

The following sectors lagged the broader market:

• Real estate

• Consumer staples

• Consumer discretionary

During the reporting period, the Fund used exchange-traded futures for the purpose of efficient portfolio management, and these derivatives did not have a significant impact on the Fund’s return.

Growth of a $10,000 initial investment

	AZL Russell 1000 Value Index Fund, Class 1	Russell 1000 Index	Russell 1000 Value Index
Oct 16	$10,000	$10,000	10,000
Dec 16	$10,790	$10,557	10,832.3808616694
Dec 17	$12,233	$12,847	12,312.5218274757
Dec 18	$11,194	$12,232	11,294.6471092485
Dec 19	$14,118	$16,076	14,292.3929263105
Dec 20	$14,437	$19,446	14,691.9547893451
Dec 21	$17,981	$24,591	18,388.4973172049
Dec 22	$16,563	$19,887	17,002.4129282154
Dec 23	$18,500	$25,163	18,951.3286979713
Dec 24	$21,081	$31,331	21,674.2864399785
Dec 25	$24,329	$36,772	25,121.916372988

Average Annual Total Returns

	1 Year	5 Years	Since Inception 10/17/16
AZL Russell 1000 Value Index Fund — Class 1	15.41%	11.00%	10.13%
Russell 1000 Index	17.37%	13.59%	15.18%
Russell 1000 Value Index	15.91%	11.33%	10.51%

 Fund Statistics

Net Assets	$631,465,678
Number of Portfolio Holdings	857
Total Advisory Fees Paid	$2,194,280
Portfolio Turnover Rate	13%

The Fund's past performance is not a good predictor of the Fund's future performance.Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Composition

Investment Categories	Percent of Total Investments
Financials	22.2%
Industrials	12.9%
Health Care	12.2%
Information Technology	11.3%
Communication Services	8.4%
Consumer Discretionary	7.4%
Consumer Staples	7.2%
Energy	5.7%
Utilities	4.3%
Materials	4.0%
Real Estate	3.9%
Money Market Funds	0.5%

How has the Fund changed in the last year?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.                                                                                                                                                                                                                                                                                                             On September 19, 2025, the Fund's Class 1 shares implemented a 2 to 1 reverse share split, the net effect of which was to decrease the number of the Fund's Class 1 outstanding shares and increase the Class 1 net asset value per share by a proportionate amount. Neither the Fund's holdings nor the total value of Class 1 shareholders' investments in the Fund were affected.

AZL Russell 1000 Value Index Fund

Class 1

Annual Shareholder Report - December 31, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821223 02/26

AZL Russell 1000 Value Index Fund

 Class 2

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AZL Russell 1000 Value Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.  You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Russell 1000 Value Index Fund, Class 2	$74	0.69%

How did the Fund perform last year?

For the year ended December 31, 2025, Class 2 of the Fund returned 15.11%. That performance compared to 17.37% and 15.91% total returns for its benchmarks, the Russell 1000 Index and the Russell 1000 Value Index, respectively.

U.S. large-cap value equities posted strong gains in 2025, although value stocks underperformed their growth-oriented counterparts for the period. Large-cap value stocks started off the year in negative territory as the U.S. administration’s changing tariff policy led to increased economic uncertainty and triggered a broad sell-off in equity markets. In January, the Federal Reserve (Fed) chose to delay widely expected interest rate cuts as inflation remained higher than expected, even as economic fundamentals appeared stable.

Volatility peaked in April amid tariff-related uncertainty. However, the administration’s announcement of a 90-day pause on most tariffs helped stabilize investor sentiment and helped U.S. equities rebound over the second quarter. The Fed met twice during the quarter and in both cases decided to hold rates unchanged, even as inflation struggled lower. The move was a partial tailwind for the net interest income of companies in the financial sector.

Stocks gained in the third quarter with support from robust corporate earnings and continued enthusiasm around artificial intelligence (AI), although the latter helped growth stocks more than value. The gains came despite concerns that the labor market was growing softer, including slowing job growth and a significant downturn in hiring. The shift led the Fed to reduce interest rates by 25 basis points in September, despite ongoing concerns over tariff-driven inflation.

U.S. large-cap value equities managed to post modest gains for the fourth quarter, led by the health care sector. Gains were muted by investors’ growing concerns, including signs of weakness in the labor market, such as an unemployment rate of 4.6%—its highest level since September 2021. The Fed cited the weaker labor market in its decisions to cut rates in October and December by 25 basis points each.

All sectors within the Russell 1000 Value Index posted positive returns over the year. The following sectors outperformed the broader market:

• Communication services

• Information technology

• Industrials

The following sectors lagged the broader market:

• Real estate

• Consumer staples

• Consumer discretionary

During the reporting period, the Fund used exchange-traded futures for the purpose of efficient portfolio management, and these derivatives did not have a significant impact on the Fund’s return.

Growth of a $10,000 initial investment

	AZL Russell 1000 Value Index Fund, Class 2	Russell 1000 Index	Russell 1000 Value Index
Dec 15	$10,000	$10,000	10,000.0000000386
Dec 16	$11,615	$11,205	11,734.0314856825
Dec 17	$13,127	$13,636	13,337.3743627296
Dec 18	$11,983	$12,983	12,234.7752070425
Dec 19	$15,082	$17,063	15,482.04321328
Dec 20	$15,385	$20,640	15,914.8632499089
Dec 21	$19,115	$26,101	19,919.0934338342
Dec 22	$17,552	$21,108	18,417.6360838838
Dec 23	$19,581	$26,708	20,528.7729888074
Dec 24	$22,248	$33,255	23,478.3804930963
Dec 25	$25,609	$39,030	27,212.9794424431

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL Russell 1000 Value Index Fund — Class 2	15.11%	10.73%	9.86%
Russell 1000 Index	17.37%	13.59%	14.59%
Russell 1000 Value Index	15.91%	11.33%	10.53%

 Fund Statistics

Net Assets	$631,465,678
Number of Portfolio Holdings	857
Total Advisory Fees Paid	$2,194,280
Portfolio Turnover Rate	13%

The Fund's past performance is not a good predictor of the Fund's future performance.Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Composition

Investment Categories	Percent of Total Investments
Financials	22.2%
Industrials	12.9%
Health Care	12.2%
Information Technology	11.3%
Communication Services	8.4%
Consumer Discretionary	7.4%
Consumer Staples	7.2%
Energy	5.7%
Utilities	4.3%
Materials	4.0%
Real Estate	3.9%
Money Market Funds	0.5%

AZL Russell 1000 Value Index Fund

Class 2

Annual Shareholder Report - December 31, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821371 02/26

AZL S&P 500 Index Fund

 Class 1

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AZL S&P 500 Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.  You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL S&P 500 Index Fund, Class 1	$27	0.25%

How did the Fund perform last year?

For the year ended December 31, 2025, Class 1 of the Fund returned 17.60%. That performance compared to a 17.88% return for its benchmark, the S&P 500 Index. U.S. equities posted strong gains in 2025, although stocks started off the year in negative territory. The U.S. administration’s changing tariff policy led to increased economic uncertainty and triggered a broad sell-off in equity markets. The sell-off briefly pushed the S&P 500 Index into correction territory in mid-March. In January, the Federal Reserve (Fed) chose to delay widely expected interest rate cuts as inflation remained higher than expected, even as economic fundamentals appeared stable.

Volatility peaked in April amid tariff-related uncertainty. However, the administration’s announcement of a 90-day pause on most tariffs helped stabilize investor sentiment and helped U.S. equities rebound over the second quarter. The Fed met twice during the quarter and in both cases decided to hold rates unchanged, even as inflation struggled lower.

Stocks gained in the third quarter with support from robust corporate earnings and continued enthusiasm around artificial intelligence (AI). The gains came despite concerns over signs that the labor market was growing softer, including slowing job growth and a significant downturn in hiring. The shift led the Fed to reduce interest rates by 25 basis points in September, despite ongoing concerns over tariff-driven inflation.

U.S. equities managed to post modest gains for the fourth quarter despite multiple headwinds. Fears of an AI-related bubble in stock prices escalated throughout the quarter, with investors concerned over high valuations and the sustainability of AI-related capital expenditures. The labor market showed signs of continuing to weaken, including an unemployment rate of 4.6%—its highest level since September 2021. The Fed cited the weaker labor market in its decisions to cut rates in October and December by 25 basis points each.

All sectors within the S&P 500 Index posted positive returns for the year. The following sectors outperformed the broader market:

• Communication services

• Information technology

• Industrials

The following sectors lagged the broader market:

• Real Estate

• Consumer staples

• Consumer discretionary

During the reporting period, the Fund used exchange-traded futures for the purpose of efficient portfolio management. These derivatives did not have a significant impact on the Fund’s return.

Growth of a $10,000 initial investment

	AZL S&P 500 Index Fund, Class 1	S&P 500 Index
Dec 15	$10,000	$10,000
Dec 16	$11,179	$11,196
Dec 17	$13,593	$13,640
Dec 18	$12,964	$13,042
Dec 19	$17,019	$17,149
Dec 20	$20,052	$20,304
Dec 21	$25,750	$26,132
Dec 22	$21,036	$21,399
Dec 23	$26,491	$27,025
Dec 24	$33,046	$33,786
Dec 25	$38,864	$39,827

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL S&P 500 Index Fund — Class 1	17.60%	14.15%	14.54%
S&P 500 Index	17.88%	14.42%	14.82%

 Fund Statistics

Net Assets	$2,607,756,154
Number of Portfolio Holdings	506
Total Advisory Fees Paid	$4,511,315
Portfolio Turnover Rate	4%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	34.4%
Financials	13.4%
Communication Services	10.6%
Consumer Discretionary	10.4%
Health Care	9.6%
Industrials	8.1%
Consumer Staples	4.7%
Energy	2.8%
Utilities	2.2%
Materials	1.8%
Real Estate	1.8%
Money Market Funds	0.2%

How has the Fund changed in the last year?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Effective November 14, 2025, the Fund amended its principal investment strategies and principal risks to reflect that the Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become “non-diversified,” as defined in the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the underlying index. Shareholder approval will not be sought if the Fund becomes “non-diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the underlying index.

AZL S&P 500 Index Fund

Class 1

Annual Shareholder Report - December 31, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821553 02/26

AZL S&P 500 Index Fund

 Class 2

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AZL S&P 500 Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.  You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL S&P 500 Index Fund, Class 2	$54	0.50%

How did the Fund perform last year?

For the year ended December 31, 2025, Class 2 of the Fund returned 17.33%. That performance compared to a 17.88% return for its benchmark, the S&P 500 Index. U.S. equities posted strong gains in 2025, although stocks started off the year in negative territory. The U.S. administration’s changing tariff policy led to increased economic uncertainty and triggered a broad sell-off in equity markets. The sell-off briefly pushed the S&P 500 Index into correction territory in mid-March. In January, the Federal Reserve (Fed) chose to delay widely expected interest rate cuts as inflation remained higher than expected, even as economic fundamentals appeared stable.

Volatility peaked in April amid tariff-related uncertainty. However, the administration’s announcement of a 90-day pause on most tariffs helped stabilize investor sentiment and helped U.S. equities rebound over the second quarter. The Fed met twice during the quarter and in both cases decided to hold rates unchanged, even as inflation struggled lower.

Stocks gained in the third quarter with support from robust corporate earnings and continued enthusiasm around artificial intelligence (AI). The gains came despite concerns over signs that the labor market was growing softer, including slowing job growth and a significant downturn in hiring. The shift led the Fed to reduce interest rates by 25 basis points in September, despite ongoing concerns over tariff-driven inflation.

U.S. equities managed to post modest gains for the fourth quarter despite multiple headwinds. Fears of an AI-related bubble in stock prices escalated throughout the quarter, with investors concerned over high valuations and the sustainability of AI-related capital expenditures. The labor market showed signs of continuing to weaken, including an unemployment rate of 4.6%—its highest level since September 2021. The Fed cited the weaker labor market in its decisions to cut rates in October and December by 25 basis points each.

All sectors within the S&P 500 Index posted positive returns for the year. The following sectors outperformed the broader market:

• Communication services

• Information technology

• Industrials

The following sectors lagged the broader market:

• Real Estate

• Consumer staples

• Consumer discretionary

During the reporting period, the Fund used exchange-traded futures for the purpose of efficient portfolio management. These derivatives did not have a significant impact on the Fund’s return.

Growth of a $10,000 initial investment

	AZL S&P 500 Index Fund, Class 2	S&P 500 Index
Dec 15	$10,000	$10,000
Dec 16	$11,145	$11,196
Dec 17	$13,525	$13,640
Dec 18	$12,871	$13,042
Dec 19	$16,847	$17,149
Dec 20	$19,795	$20,304
Dec 21	$25,361	$26,132
Dec 22	$20,666	$21,399
Dec 23	$25,973	$27,025
Dec 24	$32,304	$33,786
Dec 25	$37,904	$39,827

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL S&P 500 Index Fund — Class 2	17.33%	13.87%	14.25%
S&P 500 Index	17.88%	14.42%	14.82%

 Fund Statistics

Net Assets	$2,607,756,154
Number of Portfolio Holdings	506
Total Advisory Fees Paid	$4,511,315
Portfolio Turnover Rate	4%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	34.4%
Financials	13.4%
Communication Services	10.6%
Consumer Discretionary	10.4%
Health Care	9.6%
Industrials	8.1%
Consumer Staples	4.7%
Energy	2.8%
Utilities	2.2%
Materials	1.8%
Real Estate	1.8%
Money Market Funds	0.2%

How has the Fund changed in the last year?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Effective November 14, 2025, the Fund amended its principal investment strategies and principal risks to reflect that the Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become “non-diversified,” as defined in the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the underlying index. Shareholder approval will not be sought if the Fund becomes “non-diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the underlying index.

AZL S&P 500 Index Fund

Class 2

Annual Shareholder Report - December 31, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821546 02/26

AZL Small Cap Stock Index Fund

 Class 1

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AZL Small Cap Stock Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.  You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Small Cap Stock Index Fund, Class 1	$37	0.36%

How did the Fund perform last year?

For the year ended December 31, 2025, Class 1 of the Fund returned 5.71%. That performance compared to 17.15% and 6.02% total returns for its benchmarks, the Russell 3000 Index and the S&P SmallCap 600 Index, respectively. U.S. equities posted strong gains in 2025, although small-cap stocks underperformed their large-cap counterparts as prices responded more dramatically to tariff and trade headlines, credit quality fears, and changing economic growth expectations. The U.S. administration’s changing tariff policy in the first quarter led to increased economic uncertainty and triggered a broad sell-off in equities, particularly among small-cap stocks. In January, the Federal Reserve (Fed) chose to delay widely expected interest rate cuts as inflation remained higher than expected, even as economic fundamentals appeared stable. This interest rate environment weighed on small-caps as well.

Volatility peaked in April amid tariff-related uncertainty. However, the administration’s announcement of a 90-day pause on most tariffs helped stabilize investor sentiment and helped small-cap equities rebound over the second quarter. The Fed met twice during the quarter and in both cases decided to hold rates unchanged, even as inflation struggled lower.

Small-cap stocks gained in the third quarter as the Fed reduced interest rates by 25 basis points in September. The policy shift came about as labor markets showed signs of softening, including slowing job growth and a significant downturn in hiring. The broader markets rose with support from robust corporate earnings and continued enthusiasm around artificial intelligence (AI).

U.S. equities managed to post modest gains for the fourth quarter despite multiple headwinds. Fears of an AI-related bubble in stock prices escalated throughout the quarter, with investors concerned over high valuations and the sustainability of AI-related capital expenditures. The labor market showed signs of continuing to weaken, including an unemployment rate of 4.6%—its highest level since September 2021. The Fed cited the weaker labor market in its decisions to cut rates in October and December by 25 basis points each.

The sectors within the S&P SmallCap 600 Index posted mixed returns over the year. The following sectors outperformed the broader market:

• Information technology

• Industrials

• Materials

The following sectors lagged the broader market:

• Consumer staples

• Energy

• Communication services

During the reporting period, the Fund used exchange-traded futures for the purpose of efficient portfolio management, and these derivatives did not have a significant impact on the Fund’s return.

Growth of a $10,000 initial investment

	AZL Small Cap Stock Index Fund, Class 1	Russell 3000 Index	S&P SmallCap 600 Index
Oct 16	$10,000	$10,000	9,999.99999995514
Dec 16	$11,380	$10,608	11,415.213572632
Dec 17	$12,852	$12,849	12,925.8600744889
Dec 18	$11,749	$12,175	11,829.6131270623
Dec 19	$14,383	$15,952	14,524.5490766668
Dec 20	$15,961	$19,284	16,163.9389914017
Dec 21	$20,171	$24,233	20,499.0146093935
Dec 22	$16,853	$19,578	17,199.027462328
Dec 23	$19,489	$24,660	19,959.9417333409
Dec 24	$21,106	$30,531	21,695.7285462374
Dec 25	$22,312	$35,766	23,000.9425473455

Average Annual Total Returns

	1 Year	5 Years	Since Inception 10/17/16
AZL Small Cap Stock Index Fund — Class 1	5.71%	6.93%	9.10%
Russell 3000 Index	17.15%	13.15%	14.83%
S&P SmallCap 600 Index	6.02%	7.31%	9.46%

 Fund Statistics

Net Assets	$434,772,383
Number of Portfolio Holdings	608
Total Advisory Fees Paid	$1,136,816
Portfolio Turnover Rate	22%

The Fund's past performance is not a good predictor of the Fund's future performance.Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Composition

Investment Categories	Percent of Total Investments
Financials	18.3%
Industrials	17.0%
Information Technology	13.9%
Consumer Discretionary	13.3%
Health Care	12.1%
Real Estate	7.2%
Materials	5.3%
Energy	4.5%
Communication Services	2.9%
Consumer Staples	2.4%
Utilities	2.2%
Money Market Funds	0.9%

How has the Fund changed in the last year?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.                                                                                                                                                                                                                                                                                                             On September 19, 2025, the Fund's Class 1 shares implemented a 2 to 1 reverse share split, the net effect of which was to decrease the number of the Fund's Class 1 outstanding shares and increase the Class 1 net asset value per share by a proportionate amount. Neither the Fund's holdings nor the total value of Class 1 shareholders' investments in the Fund were affected.

AZL Small Cap Stock Index Fund

Class 1

Annual Shareholder Report - December 31, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821256 02/26

AZL Small Cap Stock Index Fund

 Class 2

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AZL Small Cap Stock Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.  You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Small Cap Stock Index Fund, Class 2	$63	0.61%

How did the Fund perform last year?

For the year ended December 31, 2025, Class 2 of the Fund returned 5.46%. That performance compared to 17.15% and 6.02% total returns for its benchmarks, the Russell 3000 Index and the S&P SmallCap 600 Index, respectively. U.S. equities posted strong gains in 2025, although small-cap stocks underperformed their large-cap counterparts as prices responded more dramatically to tariff and trade headlines, credit quality fears, and changing economic growth expectations. The U.S. administration’s changing tariff policy in the first quarter led to increased economic uncertainty and triggered a broad sell-off in equities, particularly among small-cap stocks. In January, the Federal Reserve (Fed) chose to delay widely expected interest rate cuts as inflation remained higher than expected, even as economic fundamentals appeared stable. This interest rate environment weighed on small-caps as well.

Volatility peaked in April amid tariff-related uncertainty. However, the administration’s announcement of a 90-day pause on most tariffs helped stabilize investor sentiment and helped small-cap equities rebound over the second quarter. The Fed met twice during the quarter and in both cases decided to hold rates unchanged, even as inflation struggled lower.

Small-cap stocks gained in the third quarter as the Fed reduced interest rates by 25 basis points in September. The policy shift came about as labor markets showed signs of softening, including slowing job growth and a significant downturn in hiring. The broader markets rose with support from robust corporate earnings and continued enthusiasm around artificial intelligence (AI).

U.S. equities managed to post modest gains for the fourth quarter despite multiple headwinds. Fears of an AI-related bubble in stock prices escalated throughout the quarter, with investors concerned over high valuations and the sustainability of AI-related capital expenditures. The labor market showed signs of continuing to weaken, including an unemployment rate of 4.6%—its highest level since September 2021. The Fed cited the weaker labor market in its decisions to cut rates in October and December by 25 basis points each.

The sectors within the S&P SmallCap 600 Index posted mixed returns over the year. The following sectors outperformed the broader market:

• Information technology

• Industrials

• Materials

The following sectors lagged the broader market:

• Consumer staples

• Energy

• Communication services

During the reporting period, the Fund used exchange-traded futures for the purpose of efficient portfolio management, and these derivatives did not have a significant impact on the Fund’s return.

Growth of a $10,000 initial investment

	AZL Small Cap Stock Index Fund, Class 2	Russell 3000 Index	S&P SmallCap 600 Index
Dec 15	$10,000	$10,000	9,999.99999998187
Dec 16	$12,571	$11,274	12,655.6469903467
Dec 17	$14,173	$13,656	14,330.4477930701
Dec 18	$12,908	$12,940	13,115.0772445822
Dec 19	$15,772	$16,954	16,102.8582285103
Dec 20	$17,461	$20,495	17,920.3923384426
Dec 21	$22,009	$25,754	22,726.5386578857
Dec 22	$18,345	$20,808	19,067.9586286807
Dec 23	$21,163	$26,209	22,128.8874638906
Dec 24	$22,855	$32,448	24,053.2934344618
Dec 25	$24,102	$38,012	25,500.3384275125

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL Small Cap Stock Index Fund — Class 2	5.46%	6.66%	9.20%
Russell 3000 Index	17.15%	13.15%	14.29%
S&P SmallCap 600 Index	6.02%	7.31%	9.81%

 Fund Statistics

Net Assets	$434,772,383
Number of Portfolio Holdings	608
Total Advisory Fees Paid	$1,136,816
Portfolio Turnover Rate	22%

The Fund's past performance is not a good predictor of the Fund's future performance.Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Composition

Investment Categories	Percent of Total Investments
Financials	18.3%
Industrials	17.0%
Information Technology	13.9%
Consumer Discretionary	13.3%
Health Care	12.1%
Real Estate	7.2%
Materials	5.3%
Energy	4.5%
Communication Services	2.9%
Consumer Staples	2.4%
Utilities	2.2%
Money Market Funds	0.9%

AZL Small Cap Stock Index Fund

Class 2

Annual Shareholder Report - December 31, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821538 02/26

AZL T. Rowe Price Capital Appreciation Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AZL T. Rowe Price Capital Appreciation Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.  You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL T. Rowe Price Capital Appreciation Fund	$106	1.00%

How did the Fund perform last year?

For the year ended December 31, 2025, the Fund returned 11.50%. That compared to 17.88%, 7.30% and 13.76% total returns for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index and the Moderate Composite Index (a blended index comprised of (60%) S&P 500 Index and (40%) Bloomberg U.S. Aggregate Bond Index), respectively.

U.S. equities produced outsized gains for the third consecutive year, overcoming concerns around tariffs, the economy, and elevated valuations. After a challenging start to the year, stocks advanced on the strength of resilient corporate earnings, led by Big Tech and artificial intelligence (AI) related investments.

The Federal Reserve reduced interest rates by 25 basis points three times in the final months of the year, ending the year with a target in the 3.50% to 3.75% range. Partly as a result of these decreases, short- and intermediate-term U.S. Treasury yields declined during the year, while 30-year Treasury yields rose modestly.

The equity portion of the Fund underperformed its benchmark, the S&P 500 Index, for the year ended December 31, 2025.

Within equities, the following factors detracted from the Fund’s relative performance:

• Stock selection in health care and information technology sectors.

Within equities, the following factors contributed to relative performance:

• The Fund’s below-benchmark exposure to the consumer staples and real estate sectors.

Meanwhile, the Fund’s fixed income sleeve outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the year ended December 31, 2025.

Within fixed income, the following factors contributed to relative performance:

• The Fund’s above-benchmark exposure to high-yield bonds.

Within fixed income, the following factors detracted from relative performance:

• The Fund’s allocation to bank debt.

During the year, the Fund maintained exposure to covered call options, a type of derivative that is designed to provide downside protection for the portfolio while offering the benefits of owning a stock, such as dividends and capital appreciation, so long as the stock remains below the option strike price. The Fund’s covered call strategy made a modestly positive contribution to returns.

Growth of a $10,000 initial investment

	AZL T. Rowe Price Capital Appreciation Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Moderate Composite Index
Dec 15	$10,000	$10,000	$10,000	10,000.0000000028
Dec 16	$10,784	$11,196	$10,265	10,821.4765100701
Dec 17	$12,406	$13,640	$10,628	12,365.1006711443
Dec 18	$12,453	$13,042	$10,629	12,085.0111856857
Dec 19	$15,489	$17,149	$11,556	14,756.1521252837
Dec 20	$18,196	$20,304	$12,423	17,024.6085011233
Dec 21	$21,493	$26,132	$12,232	19,740.4921700278
Dec 22	$18,894	$21,399	$10,641	16,599.5525727115
Dec 23	$22,385	$27,025	$11,229	19,539.1498881485
Dec 24	$25,117	$33,786	$11,369	22,495.7494407221
Dec 25	$28,007	$39,827	$12,199	25,591.9463087319

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL T. Rowe Price Capital Appreciation Fund	11.50%	9.01%	10.85%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Moderate Composite Index	13.76%	8.49%	9.85%

 Fund Statistics

Net Assets	$954,250,809
Number of Portfolio Holdings	211
Total Advisory Fees Paid	$6,845,235
Portfolio Turnover Rate	120%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Composition

Type of Security	Percent of Total Investments
Common Stocks	63.4%
U.S. Treasury Obligations	16.2%
Bank Loans	9.5%
Corporate Bonds	7.5%
Money Market Funds	3.5%
Asset Backed Securities	0.1%
Preferred Stocks	0.1%
Written Options	(0.3)%

How has the Fund changed in the last year?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Effective October 1, 2025, the Board of Trustees approved changes to the written agreement whereby the Manager agreed to waive, prior to any application of expense limit, the management fee to 0.65% on all assets in order to maintain a more competitive expense ratio. Prior to that, the fee was waived to 0.70%.

AZL T. Rowe Price Capital Appreciation Fund

Annual Shareholder Report - December 31, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821306 02/26

(b)           Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”). During the period covered by this report, there were no amendments, nor did the Registrant grant any waivers, including any implicit waivers, from any provision of the Code of Ethics. The Code of Ethics is attached hereto as Exhibit 19(a)(1) of this Form.

Item 3. Audit Committee Financial Expert.

(a)(1)      The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee.
(a)(2)      Tamara Lynn Fagely is an “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.
                                                                                                                                                                2025                                       2024
(a)           Audit Fees                                                                                                                               $308,430                              $295,842

                                                                                                                                                                2025                                       2024
(b)           Audit-Related Fees                                                                                                                 $0                                           $0
                Related to the consent on Form N-1A for the annual registration statement.

                                                                                                                                                                2025                                       2024
(c)           Tax Fees                                                                                                                                 $94,545                                 $99,983
                Preparation of the funds’ federal income tax return

                                                                                                                                                                2025                                       2024
(d)           All Other Fees                                                                                                                         $0                                           $0

4(e)(1)    The Audit Committee (“Committee”) of the Registrant is responsible for pre-approving all audit and non-audit services performed by the independent auditor in order to assure that the provision of such services does not impair the auditor’s independence. Before the Registrant engages the independent auditor to render a service, the engagement must be either specifically approved by the Committee or entered into pursuant to the pre-approval policy.  The Committee may delegate preapproval authority to one or more of its members.  The member or members to whom such authority is delegated shall report any pre-approval decisions to the Committee at its next scheduled meeting.  The Committee may not delegate to management the Committee’s responsibilities to pre-approve services performed by the independent auditor.  The Committee has delegated pre-approval authority to its Chairman for any services not exceeding $10,000.

4(e)(2)    During the previous two fiscal years, the Registrant did not receive any non-audit services pursuant to a waiver from the audit committee approval or pre-approval requirement under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

 (f)           Not applicable.

 (g)          The aggregate fees billed for each of the last two fiscal years for professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice, and tax planning were as follows:
                                                                                                                                                                2025                                       2024
                                                                                                                                                                $94,545                                 $99,983

 (h)          The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal auditor’s independence.

 (i)           Not applicable.

 (j)           Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)                 The Schedule of Investments in securities of unaffiliated issuers is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b)                Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

AZL® DFA International Core Equity Fund
Annual Financial Statements and Other Information
December 31, 2025

AZL® DFA International Core Equity Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information (Unaudited)

Other Information (Form N-CSR Items 8-11) (Unaudited)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks (99.5%):
Aerospace & Defense (1.7%):
2,776 Airbus SE $ 643,849
13,302 Austal, Ltd.* 59,053
512 Avon Technologies plc 12,493
11,931 Babcock International Group plc 198,560
13,792 BAE Systems plc 317,008
110 Bet Shemesh Engines Holdings 1997, Ltd.* 25,945
940 Bombardier, Inc., Class B* 159,931
5,280 CAE, Inc.* 160,585
5,345 Chemring Group plc 33,900
75 CTT Systems AB 1,623
105 Dassault Aviation SA 33,644
42 Elbit Systems, Ltd. 24,255
89 FACC AG* 1,201
1,632 Hensoldt AG 141,021
945 INVISIO AB 26,909
2,026 Kongsberg Gruppen ASA 51,966
2,046 Leonardo SpA 117,197
394 LISI SA 24,460
7,407 Melrose Industries plc 58,265
807 MTU Aero Engines AG 336,586
12,593 QinetiQ Group plc 74,537
404 Rheinmetall AG 740,754
47,917 Rolls-Royce Holdings plc 744,647
250 Saab AB, Class B 14,546
2,037 Safran SA 708,778
15,312 Senior plc 39,994
21,400 Singapore Technologies Engineering, Ltd. 139,654
517 Thales SA 139,630
758 Tkms AG Co. KGAA* 58,676
5,089,667
Air Freight & Logistics (0.7%):
2,500 AZ-COM MARUWA Holdings, Inc. 15,755
4,417 bpost SA* 10,615
283 CTT-Correios de Portugal SA 2,471
15,253 Deutsche Post AG 835,371
879 DSV A/S 221,220
5,752 Freightways Group, Ltd. 47,816
1,800 Hamakyorex Co., Ltd. 20,357
138 ID Logistics Group SACA* 66,391
6,280 InPost SA* 76,916
20,500 KLN Logistics Group, Ltd. 18,651
1,800 Konoike Transport Co., Ltd. 37,711
2,607 Logista Integral SA 92,275
958 Mainfreight, Ltd. 37,829
2,300 Mitsui-Soko Holdings Co., Ltd. 54,676
8,400 NIPPON EXPRESS HOLDINGS, Inc. 179,797
783 Oesterreichische Post AG^ 28,588
1,800 Sankyu, Inc. 97,054
900 SBS Holdings, Inc. 21,733
3,900 Senko Group Holdings Co., Ltd. 48,679
4,400 SG Holdings Co., Ltd. 40,346
2,000 Shibusawa Logistics Corp. 16,290
51,000 Singapore Post, Ltd. 16,073
2,900 Yamato Holdings Co., Ltd. 40,830
2,027,444
Automobile Components (1.5%):
1,000 Aisan Industry Co., Ltd. 14,278
Shares Value
Common Stocks, continued
Automobile Components, continued
9,900 Aisin Corp. $ 185,171
7,300 Akebono Brake Industry Co., Ltd.* 5,438
1,027 AKWEL SADIR 9,897
6,206 Amotiv, Ltd. 37,142
2,455 ARB Corp., Ltd. 51,426
2,319 Aumovio SE* 116,849
104 Autoneum Holding AG 21,967
1,920 Brembo NV 21,159
10,800 Bridgestone Corp. 242,965
1,647 Bulten AB 9,179
906 CIE Automotive SA 31,608
11,030 Cie Generale des Etablissements Michelin SCA 365,767
12,732 CIR SpA-Compagnie Industriali* 10,486
2,089 Continental AG 166,752
2,800 Daido Metal Co., Ltd. 17,566
2,400 Daikyonishikawa Corp. 12,227
9,500 Denso Corp. 131,063
8,380 Dometic Group AB(a) 42,627
20,239 Dowlais Group plc 22,911
600 Eagle Industry Co., Ltd. 10,951
673 EDAG Engineering Group AG* 3,982
1,724 ElringKlinger AG 8,721
1,500 Exco Technologies, Ltd. 7,509
1,000 Exedy Corp. 35,875
1,700 FCC Co., Ltd. 40,310
342 Feintool International Holding AG, Registered
Shares* 4,904
4,399 Forvia SE* 70,419
1,000 F-Tech, Inc. 5,120
4,000 Futaba Industrial Co., Ltd. 26,762
6,562 Gestamp Automocion SA(a) 23,437
1,400 G-Tekt Corp. 17,571
400 HI-LEX Corp. 8,004
700 H-One Co., Ltd. 6,299
300 Imasen Electric Industrial 1,794
19,642 Johnson Electric Holdings, Ltd. 74,425
7,000 JTEKT Corp. 77,648
287 Kendrion NV 4,700
5,100 Koito Manufacturing Co., Ltd. 75,431
25,060 Kongsberg Automotive ASA* 5,158
1,400 KYB Corp. 39,946
1,033 Linamar Corp. 62,444
6,513 Magna International, Inc. 347,243
3,466 Martinrea International, Inc. 26,164
2,000 Mitsuba Corp. 13,370
400 Murakami Corp. 18,347
2,500 Musashi Seimitsu Industry Co., Ltd. 40,847
6,400 NHK Spring Co., Ltd. 103,061
600 Nichirin Co., Ltd. 14,147
3,200 Nifco, Inc. 99,040
2,200 Nippon Seiki Co., Ltd. 30,719
4,200 Niterra Co., Ltd. 185,002
2,700 NOK Corp. 48,450
4,057 Nokian Renkaat Oyj^ 44,931
1,300 NPR-RIKEN Corp. 30,031
1,743 Opmobility 32,548
2,600 Pacific Industrial Co., Ltd.* 53,726
1,500 Piolax, Inc. 16,599
14,795 Pirelli & C SpA(a) 101,726

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Automobile Components, continued
3,500 Press Kogyo Co., Ltd. $ 18,109
1,900 Sanoh Industrial Co., Ltd. 10,441
2,535 Schaeffler AG 24,890
2,200 Seiren Co., Ltd. 42,931
2,400 Shoei Co., Ltd. 27,191
4,300 Stanley Electric Co., Ltd. 84,643
6,400 Sumitomo Electric Industries, Ltd. 259,162
5,000 Sumitomo Rubber Industries, Ltd. 77,132
300 T RAD Co., Ltd. 15,732
1,400 Tachi-S Co., Ltd. 18,629
800 Taiho Kogyo Co., Ltd. 4,171
2,500 Tokai Rika Co., Ltd. 49,771
1,000 Topre Corp. 15,143
5,200 Toyo Tire Corp. 144,112
2,800 Toyoda Gosei Co., Ltd. 70,593
3,800 Toyota Boshoku Corp. 61,022
3,000 TPR Co., Ltd. 24,747
4,400 TS Tech Co., Ltd. 51,813
2,000 Unipres Corp. 16,389
4,944 Valeo SE 67,437
3,400 Yokohama Rubber Co., Ltd. (The) 130,803
600 Yorozu Corp. 3,841
4,552,541
Automobiles (1.4%):
2,900 Bayerische Motoren Werke AG 317,050
229 Ferrari NV, ADR 84,629
398 Ferrari NV 148,177
24,200 Honda Motor Co., Ltd. 236,921
18,000 Isuzu Motors, Ltd. 280,645
298 Knaus Tabbert AG* 4,461
18,400 Mazda Motor Corp. 143,719
4,936 Mercedes-Benz Group AG 348,299
22,000 Mitsubishi Motors Corp. 52,200
28,600 Nissan Motor Co., Ltd.* 71,045
2,700 Nissan Shatai Co., Ltd. 17,450
4,685 Renault SA 193,938
25,549 Stellantis NV 279,613
18,100 Subaru Corp. 388,784
20,500 Suzuki Motor Corp. 304,504
52,920 Toyota Motor Corp. 1,132,200
5,230 Trainline plc*(a) 15,535
302 Trigano SA 62,239
530 Volkswagen AG 65,430
12,581 Volvo Car AB, Class B*^ 41,930
13,200 Yamaha Motor Co., Ltd. 97,506
4,286,275
Banks (12.2%):
2,000 77 Bank, Ltd. (The) 96,385
7,892 ABN AMRO Bank NV(a) 275,447
536 Addiko Bank AG* 14,196
58,913 AIB Group plc 633,008
800 Akita Bank, Ltd. (The) 20,520
1,530 Aktia Bank Oyj 22,250
189 Alandsbanken Abp, Class B 10,010
19,058 ANZ Group Holdings, Ltd. 461,051
3,500 Aozora Bank, Ltd.^ 55,956
1,000 Awa Bank, Ltd. (The) 27,910
8,643 Banca Monte dei Paschi di Siena SpA 92,003
Shares Value
Common Stocks, continued
Banks, continued
21,911 Banco Bilbao Vizcaya Argentaria SA, ADR $ 510,745
61,614 Banco Bilbao Vizcaya Argentaria SA 1,441,040
17,769 Banco BPM SpA 269,883
262,862 Banco Comercial Portugues SA, Class R 275,429
181,343 Banco de Sabadell SA 711,061
2,101 Banco di Desio e della Brianza SpA 23,182
92,471 Banco Santander SA 1,085,042
9,759 Bank Hapoalim BM 221,118
16,869 Bank Leumi Le-Israel BM 372,400
32,912 Bank of East Asia, Ltd. (The) 56,270
28,698 Bank of Ireland Group plc 548,986
900 Bank of Iwate, Ltd. (The) 29,795
1,871 Bank of Montreal 243,009
4,062 Bank of Montreal, ADR 527,207
1,500 Bank of Nagoya, Ltd. (The) 41,585
1,899 Bank of Nova Scotia (The)^ 140,073
8,317 Bank of Nova Scotia (The), ADR 612,880
21,633 Bank of Queensland, Ltd. 94,268
800 Bank of Saga, Ltd. (The) 20,622
2,000 Bank of the Ryukyus, Ltd. 23,585
10,418 Bankinter SA 172,487
710 Banque Cantonale de Geneve, Class BR 22,009
844 Banque Cantonale Vaudoise, Registered Shares 106,788
94,173 Barclays plc 597,708
2,296 BAWAG Group AG*(a) 345,097
17,046 Bendigo & Adelaide Bank, Ltd. 119,389
317 Berner Kantonalbank AG, Registered Shares 123,895
6,448 BNP Paribas SA 610,095
23,542 BOC Hong Kong Holdings, Ltd. 119,035
26,169 BPER Banca SpA 353,841
31,551 CaixaBank SA 385,276
3,050 Canadian Imperial Bank of Commerce 276,531
5,363 Canadian Imperial Bank of Commerce, ADR 485,941
10,000 CCI Group, Inc. 51,463
8,500 Chiba Bank, Ltd. (The) 94,511
1,900 Chiba Kogyo Bank, Ltd. (The) 20,429
7,200 Chugin Financial Group, Inc. 113,317
3,308 Close Brothers Group plc* 23,294
11,156 Commerzbank AG 472,262
4,675 Commonwealth Bank of Australia 499,712
7,006 Credit Agricole SA 143,801
3,621 Credito Emiliano SpA 64,725
16,000 Dah Sing Banking Group, Ltd. 21,880
5,600 Dah Sing Financial Holdings, Ltd. 25,402
8,700 Daishi Hokuetsu Financial Group, Inc. 90,193
9,744 Danske Bank A/S 486,132
15,861 DBS Group Holdings, Ltd. 694,309
4,211 DNB Bank ASA 117,331
1,600 Ehime Bank, Ltd. (The) 15,195
682 EQB, Inc. 51,627
2,912 Erste Group Bank AG 350,312
650 FIDEA Holdings Co., Ltd. 7,897
14,779 FinecoBank Banca Fineco SpA 383,765
1,400 First Bank of Toyama, Ltd. (The) 16,173
1,095 First International Bank Of Israel, Ltd. (The) 86,258
1,000 Fukui Bank, Ltd. (The) 16,490
2,800 Fukuoka Financial Group, Inc. 90,389
9,900 Gunma Bank, Ltd. (The) 108,897
10,600 Hachijuni Bank, Ltd. (The) 114,491

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Banks, continued
4,005 Hang Seng Bank, Ltd. $ 78,994
34,267 Heartland Group Holdings, Ltd. 23,071
11,100 Hirogin Holdings, Inc. 111,771
3,400 Hokuhoku Financial Group, Inc. 99,236
5,580 HSBC Holdings plc, ADR 438,979
65,939 HSBC Holdings plc 1,033,593
10,500 Hyakugo Bank, Ltd. (The) 76,619
1,000 Hyakujushi Bank, Ltd. (The) 42,557
3 Hypothekarbank Lenzburg AG, Class R 15,302
19,567 ING Groep NV 550,006
81,045 Intesa Sanpaolo SpA 561,263
13,274 Israel Discount Bank, Ltd., Class A 141,174
6,300 Iyogin Holdings, Inc. 102,369
10,800 Japan Post Bank Co., Ltd. 151,911
44,262 Judo Capital Holdings, Ltd.* 50,535
1,300 Juroku Financial Group, Inc. 59,561
1,969 Jyske Bank A/S, Registered Shares 269,298
2,854 KBC Group NV 370,941
3,200 Keiyo Bank, Ltd. (The) 33,889
400 Kita-Nippon Bank, Ltd. (The) 11,553
3,000 Kiyo Bank, Ltd. (The) 62,350
3,400 Kyoto Financial Group, Inc. 74,151
13,390 Kyushu Financial Group, Inc. 86,796
1,096 Laurentian Bank of Canada 32,184
562 Liechtensteinische Landesbank AG 59,447
1,494 Lion Finance Group plc 185,484
404,265 Lloyds Banking Group plc 532,662
583 Luzerner Kantonalbank AG, Registered Shares 68,088
13,470 Mebuki Financial Group, Inc. 89,034
59,700 Mitsubishi UFJ Financial Group, Inc. 948,175
800 Miyazaki Bank, Ltd. (The) 33,308
1,267 Mizrahi Tefahot Bank, Ltd. 88,612
10,480 Mizuho Financial Group, Inc. 380,595
1,300 Musashino Bank, Ltd. (The) 40,237
10,083 MyState, Ltd. 30,812
1,300 Nanto Bank, Ltd. (The) 49,364
16,936 National Australia Bank, Ltd. 476,830
2,207 National Bank of Canada 277,580
50,743 NatWest Group plc 442,499
4,800 Nishi-Nippon Financial Holdings, Inc. 98,315
20,910 Nordea Bank Abp 394,128
3,381 Norion Bank AB* 25,122
9,500 North Pacific Bank, Ltd. 51,214
1,800 Ogaki Kyoritsu Bank, Ltd. (The) 53,955
600 Oita Bank, Ltd. (The) 24,760
820 Okinawa Financial Group, Inc. 24,870
461 Oma Saastopankki Oyj 6,605
19,046 Oversea-Chinese Banking Corp., Ltd. 292,633
2,493 Pareto Bank ASA 22,537
10,548 Pepper Money, Ltd. 15,182
5,215 Permanent TSB Group Holdings plc* 17,528
1,522 Procrea Holdings, Inc. 21,186
28,000 Public Financial Holdings, Ltd. 4,893
4,183 Raiffeisen Bank International AG 187,040
1,000 Rakuten Bank, Ltd.* 43,765
9,475 Resona Holdings, Inc. 89,851
958 Ringkjoebing Landbobank A/S 230,494
12,835 Royal Bank of Canada 2,188,328
6,129 Royal Bank of Canada, ADR 1,044,933
Shares Value
Common Stocks, continued
Banks, continued
1,190 San ju San Financial Group, Inc. $ 33,499
6,800 San-In Godo Bank, Ltd. (The) 64,478
11,600 Senshu Ikeda Holdings, Inc. 58,482
26,300 Seven Bank, Ltd. 51,186
1,500 Shiga Bank, Ltd. (The) 68,617
2,100 Shikoku Bank, Ltd. (The) 23,503
400 Shimizu Bank, Ltd. (The) 6,196
5,900 Shizuoka Financial Group, Inc. 91,333
9,673 Skandinaviska Enskilda Banken AB, Class A 204,260
11,891 Societe Generale SA 957,952
1,288 Sparebank 1 Oestlandet 26,310
2,410 SpareBank 1 Sor-Norge ASA 47,455
1,551 Sparebanken More 18,009
1,150 Sparebanken Norge 22,571
523 Sparekassen Sjaelland-Fyn A/S 30,675
126 St. Galler Kantonalbank AG, Registered Shares 90,692
29,243 Standard Chartered plc 714,016
16,600 Sumitomo Mitsui Financial Group, Inc. 534,312
4,200 Sumitomo Mitsui Trust Group, Inc. 127,638
5,900 Suruga Bank, Ltd. 64,188
10,195 Svenska Handelsbanken AB, Class A 148,720
7,412 Swedbank AB, Class A 257,930
2,404 Sydbank AS 214,382
1,853 TBC Bank Group plc 100,441
1,305 TF Bank AB 23,131
4,500 Tochigi Bank, Ltd. (The) 20,887
6,500 Toho Bank, Ltd. (The) 22,392
1,100 Tokyo Kiraboshi Financial Group, Inc. 60,942
7,500 TOMONY Holdings, Inc. 37,574
5,173 Toronto-Dominion Bank (The), ADR 487,297
6,201 Toronto-Dominion Bank (The) 584,495
2,100 Towa Bank, Ltd. (The) 14,451
6,200 Tsukuba Bank, Ltd. 16,416
46,417 Unicaja Banco SA(a) 150,735
9,339 UniCredit SpA 775,219
9,327 United Overseas Bank, Ltd. 254,066
743 Valiant Holding AG 141,489
900 VersaBank 13,482
239 Walliser Kantonalbank, Registered Shares 40,451
23,960 Westpac Banking Corp. 615,118
1,600 Yamagata Bank, Ltd. (The) 19,696
5,400 Yamaguchi Financial Group, Inc. 73,011
700 Yamanashi Chuo Bank, Ltd. (The) 17,985
14,100 Yokohama Financial Group, Inc. 116,230
6 Zuger Kantonalbank, Class BR 66,928
37,362,272
Beverages (0.9%):
2,757 AG Barr plc 23,186
1,900 Andrew Peller, Ltd., Class A 7,338
12,147 Anheuser-Busch InBev SA/NV 779,291
11,700 Asahi Group Holdings, Ltd. 122,406
30,200 Budweiser Brewing Co. APAC, Ltd.^(a) 29,375
14,772 C&C Group plc 26,760
1,628 Carlsberg AS, Class B 213,439
2,900 Coca-Cola Bottlers Japan Holdings, Inc. 58,666
3,055 Coca-Cola Europacific Partners plc 277,089
2,713 Coca-Cola HBC AG* 140,472
578 Diageo plc, ADR 49,864
9,254 Diageo plc 199,302

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Beverages, continued
2,583 Heineken NV $ 211,275
2,400 Ito En, Ltd. 47,114
4,900 Kirin Holdings Co., Ltd. 73,709
109 Laurent-Perrier 11,396
1,200 Lifedrink Co., Inc. 13,315
653 Olvi Oyj, A Shares 24,001
1,455 Pernod Ricard SA 124,551
1,738 Royal Unibrew A/S 157,099
2,500 Sapporo Holdings, Ltd. 26,954
2,400 Suntory Beverage & Food, Ltd. 72,534
5,400 Takara Holdings, Inc. 55,345
12,746 Treasury Wine Estates, Ltd. 44,564
2,789,045
Biotechnology (0.5%):
7,265 Amrize, Ltd.* 395,860
63 Argenx SE* 53,020
2,965 Bavarian Nordic A/S* 89,014
1,017 BioGaia AB, B Shares 11,730
760 Clinuvel Pharmaceuticals, Ltd. 6,292
2,148 CSL, Ltd. 247,421
1,490 Galapagos NV*^ 48,664
907 Genmab A/S* 280,305
6,461 Grifols SA 80,842
21,785 Mesoblast, Ltd.* 39,431
176 Pharma Mar SA 15,493
20,503 Pharming Group NV* 34,215
1,337 Swedish Orphan Biovitrum AB* 48,086
2,800 Takara Bio, Inc.* 14,210
1,382 Telix Pharmaceuticals, Ltd.* 10,252
1,960 Vitrolife AB 29,167
1,105 Zealand Pharma A/S* 80,423
1,484,425
Broadline Retail (0.9%):
1,600 ASKUL Corp. 14,295
24,109 B&M European Value Retail SA 54,845
1,900 Belluna Co., Ltd. 12,061
2,259 Canadian Tire Corp., Ltd., Class A 286,309
3,143 Dollarama, Inc. 469,801
6,374 Europris ASA(a) 60,594
17,501 Harvey Norman Holdings, Ltd. 80,964
2,500 Isetan Mitsukoshi Holdings, Ltd. 36,417
1,000 Izumi Co., Ltd. 19,166
9,700 J. Front Retailing Co., Ltd. 136,394
4,015 Lindex Group OYJ* 11,586
2,918 Max Stock, Ltd. 23,451
2,800 Mercari, Inc.* 56,339
30,000 Metro Holdings, Ltd. 11,529
10,327 Myer Holdings, Ltd. 3,273
1,705 Next plc 313,638
14,500 Pan Pacific International Holdings Corp. 86,420
5,742 Prosus NV* 354,618
3,776 Puuilo Oyj 56,084
5,800 Rakuten Group, Inc.* 37,218
6,900 Ryohin Keikaku Co., Ltd. 122,608
1,600 Seria Co., Ltd. 35,540
9,900 Takashimaya Co., Ltd. 104,040
24,280 THG plc* 14,969
1,077 Tokmanni Group Corp. 9,708
Shares Value
Common Stocks, continued
Broadline Retail, continued
3,646 Warehouse Group, Ltd. (The)* $ 1,521
7,988 Wesfarmers, Ltd. 430,480
4,000 Wing On Co. International, Ltd. 7,140
2,851,008
Building Products (1.1%):
3,100 AGC, Inc. 102,862
2,028 Arbonia AG 13,423
3,142 Assa Abloy AB, Class B 121,848
136 Belimo Holding AG, Class R 132,459
2,400 Bunka Shutter Co., Ltd. 31,386
1,300 Central Glass Co., Ltd. 28,942
5,989 Cie de Saint-Gobain SA 607,911
2,300 Daikin Industries, Ltd. 295,296
5,524 Deceuninck NV 14,703
1,300 Dormakaba Holding AG 105,145
31,685 Fletcher Building, Ltd.* 66,929
35 Forbo Holding AG, Registered Shares 38,472
537 Geberit AG, Registered Shares 418,414
5,720 Genuit Group plc 25,050
12,753 GWA Group, Ltd. 21,614
3,039 Inrom Construction Industries, Ltd. 21,024
1,684 Inwido AB 29,943
5,198 James Halstead plc 9,599
3,006 Kingspan Group plc 259,727
1,300 Kondotec, Inc. 13,047
2,281 Lindab International AB 51,591
9,000 Lixil Corp. 108,755
1,814 MDA Space, Ltd.* 35,212
297 Meier Tobler Group AG 14,815
494 Munters Group AB(a) 9,063
641 Nederman Holding AB 11,805
2,170 Nibe Industrier AB, Class B 8,328
2,400 Nichias Corp. 103,912
1,100 Nichiha Corp. 22,894
600 Nihon Dengi Co., Ltd. 30,327
1,800 Nihon Flush Co., Ltd. 9,565
4,900 Nippon Sheet Glass Co., Ltd.* 18,497
2 Norcros plc 9
1,400 Okabe Co., Ltd. 8,617
19,244 Reliance Worldwide Corp., Ltd. 49,390
1,867 ROCKWOOL A/S, Class A 65,801
3,440 ROCKWOOL A/S, Class B 121,095
1,900 Sankyo Tateyama, Inc. 7,719
3,100 Sanwa Holdings Corp. 80,643
47 Schweiter Technologies AG 14,979
700 Sekisui Jushi Corp. 9,525
700 Shin Nippon Air Technologies Co., Ltd. 14,074
2,700 Sinko Industries, Ltd. 24,391
3,824 Systemair AB 35,957
1,800 Takara Standard Co., Ltd. 33,520
1,400 Takasago Thermal Engineering Co., Ltd. 39,692
1,100 TOTO, Ltd. 30,376
3,919 Volution Group plc 34,068
61,175 Xinyi Glass Holdings, Ltd.^ 64,844
306 Zehnder Group AG, Registered Shares 31,509
3,448,767
Capital Markets (3.3%):
8,071 3i Group plc 351,085

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Capital Markets, continued
54,618 Aberdeen Group plc $ 151,354
24,792 ABG Sundal Collier Holding ASA 20,244
3,200 AGF Management, Ltd., Class B 37,960
14,871 AJ Bell plc 88,413
9,083 Allfunds Group plc 85,440
903 Altamir 31,878
1,582 Amundi SA(a) 130,827
9,979 Ashmore Group plc 23,736
921 ASX, Ltd. 31,592
4,100 Australian Ethical Investment, Ltd. 13,773
2,072 Avanza Bank Holding AB 79,374
4,397 Azimut Holding SpA 183,683
2,632 Banca Generali SpA 176,276
521 Bellevue Group AG, Class BR 6,618
12,000 Bright Smart Securities & Commodities Group, Ltd.* 12,385
2,485 Brookfield Corp. 114,110
921 Brookfield Corp., ADR 42,265
563 Brooks Macdonald Group plc 12,190
1,527 Bure Equity AB 40,735
2,497 Canaccord Genuity Group, Inc. 20,123
228 Cie Financiere Tradition SA, Class BR 82,304
5,668 CMC Markets plc(a) 22,837
19,000 Daiwa Securities Group, Inc. 166,459
12,520 Deutsche Bank AG, Registered Shares 486,920
552 Deutsche Beteiligungs AG 16,314
1,980 Deutsche Boerse AG 520,026
1,366 DWS Group GmbH & Co. KGaA(a) 90,474
4,307 EFG International AG* 102,999
170 eQ Oyj 2,207
899 EQT Holdings, Ltd. 14,292
1,460 Euronext NV(a) 219,118
4,000 Fiera Capital Corp. 18,070
3,350 flatexDEGIRO AG 143,551
838 Flow Traders, Ltd.* 24,767
1,819 Foresight Group Holdings, Ltd. 10,542
5,224 GAM Holding AG* 966
1,973 Georgia Capital plc* 82,146
557 Gimv NV 29,125
2,400 GMO Financial Holdings, Inc. 13,379
1,175 Guardian Capital Group, Ltd. 57,663
44,000 Guotai Junan International Holdings, Ltd. 14,334
8,494 Hong Kong Exchanges & Clearing, Ltd. 443,823
1,131 HUB24, Ltd. 71,984
2,880 ICG plc 79,404
2,000 Ichiyoshi Securities Co., Ltd. 13,836
5,100 iFAST Corp., Ltd. 37,782
8,797 IG Group Holdings plc 155,909
2,632 IGM Financial, Inc.^ 118,540
4,298 Impax Asset Management Group plc 8,806
28,403 Insignia Financial, Ltd.* 86,415
4,942 IntegraFin Holdings plc 23,873
13,081 Investec plc 96,689
28,448 IP Group plc* 22,436
200 IwaiCosmo Holdings, Inc. 4,180
2,600 JAFCO Group Co., Ltd. 39,996
14,600 Japan Exchange Group, Inc. 155,851
3,861 Julius Baer Group, Ltd. 301,924
17,082 Jupiter Fund Management plc 36,224
800 Kyokuto Securities Co., Ltd. 8,653
Shares Value
Common Stocks, continued
Capital Markets, continued
13,152 L1 Group, Ltd. $ 9,314
2,122 Liontrust Asset Management plc 7,570
741 London Stock Exchange Group plc 89,211
1,015 MA Financial Group, Ltd. 7,353
1,569 Macquarie Group, Ltd. 211,114
8,413 Magellan Financial Group, Ltd. 55,681
22,059 Man Group plc 67,683
2,300 Marusan Securities Co., Ltd. 14,890
2,300 Matsui Securities Co., Ltd. 12,545
2,471 Meitav Investment House, Ltd. 89,827
2,900 Mito Securities Co., Ltd. 10,266
3,035 MLP SE 24,615
496 Mutares SE & Co. KGaA^ 17,476
24,829 Navigator Global Investments, Ltd. 48,902
3,405 Netwealth Group, Ltd. 57,930
9,608 Ninety One plc 27,884
24,100 Nomura Holdings, Inc. 200,500
1,900 Nordnet AB (publ) 55,495
18,105 NZX, Ltd. 16,253
7,300 Okasan Securities Group, Inc. 35,014
2,367 Onex Corp. 194,824
256 Partners Group Holding AG 314,552
2,699 Perpetual, Ltd. 33,435
2,662 Plus500, Ltd. 129,906
2,595 Polar Capital Holdings plc 18,492
40,781 Quilter plc(a) 100,578
942 Rathbones Group plc 24,342
9,785 Ratos AB, B Shares 40,426
8,000 SBI Holdings, Inc. 172,673
12,137 Schroders plc 66,137
12,500 Singapore Exchange, Ltd. 164,290
840 Sparx Group Co., Ltd. 8,695
400 Sprott, Inc. 39,184
11,465 St James's Place plc 212,139
700 Strike Co., Ltd. 18,392
478 Swissquote Group Holding SA, Registered Shares 290,247
1,296 Taaleri plc 11,892
2,584 Tamburi Investment Partners SpA 27,852
2,705 Tel Aviv Stock Exchange, Ltd. 80,587
800 Tikehau Capital SCA 14,861
2,855 TMX Group, Ltd. 108,654
8,500 Tokai Tokyo Financial Holdings, Inc. 37,216
33,106 TP ICAP Group plc 115,923
20,490 UBS Group AG 947,432
14,286 UOB-Kay Hian Holdings, Ltd. 28,571
22,000 Value Partners Group, Ltd. 6,808
1,171 Van Lanschot Kempen NV 72,445
947 VIEL & Cie SA 18,912
1,341 Vontobel Holding AG, Class R 108,442
245 VP Bank AG, Class A 26,064
289 VZ Holding AG 54,223
3,692 XPS Pensions Group plc 16,868
10,059 Zip Co., Ltd.* 21,795
10,065,259
Chemicals (3.0%):
4,100 5N Plus, Inc.* 52,938
900 Achilles Corp. 8,314
3,100 ADEKA Corp. 76,766
1,800 Aica Kogyo Co., Ltd. 40,405

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Chemicals, continued
2,749 Air Liquide SA $ 517,277
7,900 Air Water, Inc. 113,652
3,964 Akzo Nobel NV 275,292
700 Arakawa Chemical Industries, Ltd. 5,455
1,424 Arkema SA 87,106
1,200 Artience Co., Ltd. 26,376
28,200 Asahi Kasei Corp. 250,301
700 ASAHI YUKIZAI Corp. 24,105
17,201 BASF SE 898,551
772 Borregaard ASA 15,277
400 C Uyemura & Co., Ltd. 37,311
1,400 Chugoku Marine Paints, Ltd. 39,534
4,338 Clariant AG, Registered Shares* 39,134
987 Corbion NV 21,488
1,507 Croda International plc 54,604
1,000 Dai Nippon Toryo Co., Ltd. 8,598
10,600 Daicel Corp. 94,484
1,700 Daiichi Kigenso Kagaku-Kogyo Co., Ltd.^ 12,240
900 Dainichiseika Color & Chemicals Manufacturing
Co., Ltd. 23,891
3,200 Denka Co., Ltd. 56,115
3,300 DIC Corp. 76,931
200 DKS Co., Ltd. 10,529
144 DSM-Firmenich AG 11,636
57,661 Dyno Nobel, Ltd. 123,118
19,833 Elementis plc 44,371
13,127 Elkem ASA*(a) 39,687
84 EMS-Chemie Holding AG 58,138
8,516 Ercros SA* 34,242
9,485 Essentra plc 12,288
7,418 Evonik Industries AG 116,406
1,021 FUCHS SE 35,979
1,600 Fujimi, Inc. 24,261
600 Fuso Chemical Co., Ltd. 24,441
36 Givaudan SA, Registered Shares 143,158
200 Gurit Holding AG, Class BR* 2,905
5,343 Hexpol AB 51,013
1,400 Hodogaya Chemical Co., Ltd. 19,893
3,363 ICL Group, Ltd. 19,316
1,500 Ishihara Sangyo Kaisha, Ltd. 26,289
1,000 JCU Corp. 31,291
4,610 Johnson Matthey plc 131,898
700 JSP Corp. 10,942
3,115 K+S AG, Registered Shares 45,446
1,900 Kaneka Corp. 53,298
6,100 Kansai Paint Co., Ltd. 96,264
3,300 Kanto Denka Kogyo Co., Ltd. 23,308
600 KeePer Technical Laboratory Co., Ltd. 13,492
1,600 KEIWA, Inc. 12,798
4,979 Kemira Oyj 114,478
1,400 KH Neochem Co, Ltd. 22,157
1,500 Koatsu Gas Kogyo Co., Ltd. 10,033
2,000 Konishi Co., Ltd. 16,955
3,400 Kumiai Chemical Industry Co., Ltd. 15,291
12,400 Kuraray Co., Ltd. 125,436
900 Kureha Corp. 23,490
1,200 Kuriyama Holdings Corp. 12,711
2,288 LANXESS AG 47,424
549 Lenzing AG*^ 15,066
Shares Value
Common Stocks, continued
Chemicals, continued
1,900 Lintec Corp. $ 53,682
400 MEC Co., Ltd. 13,057
1,400 Methanex Corp. 55,535
23,100 Mitsubishi Chemical Group Corp. 134,936
4,600 Mitsubishi Gas Chemical Co., Inc. 83,474
6,800 Mitsui Chemicals, Inc. 86,986
600 Moriroku Co., Ltd. 9,557
12,400 Nanofilm Technologies International, Ltd. 5,645
800 Nihon Kagaku Sangyo Co., Ltd. 12,563
2,300 Nihon Nohyaku Co., Ltd. 14,903
4,000 Nihon Parkerizing Co., Ltd. 36,347
600 Nippon Chemical Industrial Co., Ltd. 10,625
6,400 Nippon Kayaku Co., Ltd. 68,568
5,700 Nippon Paint Holdings Co., Ltd. 38,079
2,500 Nippon Sanso Holdings Corp. 74,661
3,900 Nippon Shokubai Co., Ltd. 49,943
2,200 Nippon Soda Co., Ltd. 50,880
3,600 Nissan Chemical Corp. 123,384
10,200 Nitto Denko Corp. 242,393
3,600 NOF Corp. 69,328
5,088 Novonesis (Novozymes) B 325,868
6,341 Nufarm, Ltd.* 9,940
5,544 Nutrien, Ltd. 342,238
3,137 Nutrien, Ltd., ADR 193,616
500 Okamoto Industries, Inc. 17,452
600 Okura Industrial Co., Ltd. 18,649
6,697 Orica, Ltd. 108,147
900 Osaka Organic Chemical Industry, Ltd. 23,030
1,000 PILLAR Corp. 30,657
1,958 Recticel SA 22,483
4,700 Resonac Holdings Corp. 196,316
1,000 Riken Technos Corp. 9,810
500 Sakai Chemical Industry Co., Ltd. 10,160
2,400 Sakata INX Corp. 36,326
700 Sanyo Chemical Industries, Ltd. 23,344
900 Sekisui Kasei Co., Ltd.* 2,300
1,100 Shikoku Kasei Holdings Corp. 19,300
10,400 Shin-Etsu Chemical Co., Ltd. 323,462
1,800 Shin-Etsu Polymer Co., Ltd. 22,962
866 Sika AG, Registered Shares 177,536
300 SK Kaken Co., Ltd. 21,302
1,200 Soken Chemical & Engineering Co., Ltd. 20,191
1,125 SOL SpA 64,687
1,873 Solvay SA, Class A 59,868
285 SP Group A/S 15,557
400 Stella Chemifa Corp. 11,222
1,600 Sumitomo Bakelite Co., Ltd. 52,821
25,600 Sumitomo Chemical Co., Ltd. 72,880
300 Sumitomo Seika Chemicals Co., Ltd. 10,324
1,957 Syensqo SA 157,158
1,937 Symrise AG 156,730
4,585 Synthomer plc* 3,911
700 T. Hasegawa Co., Ltd. 12,592
3,600 Taiyo Holdings Co., Ltd. 109,537
3,000 Takasago International Corp. 28,258
2,100 Tanaka Chemical Corp.*^ 5,645
600 Tayca Corp. 4,719
6,900 Teijin, Ltd. 59,712
205 Tessenderlo Group SA 6,289

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Chemicals, continued
4,300 Toagosei Co., Ltd. $ 45,092
9,200 Tokai Carbon Co., Ltd. 56,973
2,200 Tokuyama Corp. 57,770
1,800 Tokyo Ohka Kogyo Co., Ltd. 66,859
18,700 Toray Industries, Inc. 121,889
6,300 Tosoh Corp. 94,414
400 Toyo Gosei Co., Ltd.^ 18,088
3,400 Toyobo Co., Ltd. 27,372
3,300 UBE Corp. 54,046
1,041 Umicore SA 21,724
700 Valqua, Ltd. 18,104
2,109 Victrex plc 18,640
571 Wacker Chemie AG 46,517
1,291 Yara International ASA 52,923
800 Yushiro, Inc. 14,336
2,800 Zacros Corp. 20,665
5,600 Zeon Corp. 63,698
9,296,248
Commercial Services & Supplies (1.3%):
6,000 ALSOK Co., Ltd. 47,106
22,328 AMA Group, Ltd.* 11,867
1,123 Befesa SA(a) 38,902
896 Bilfinger SE 113,074
3,449 Black Diamond Group, Ltd. 36,842
500 Boyd Group, Inc. 79,652
11,094 Brambles, Ltd. 170,014
7,404 Bravida Holding AB(a) 72,181
200 Calian Group, Ltd. 8,091
300 Central Security Patrols Co., Ltd. 5,817
338 Cewe Stiftung & Co. KGAA 41,172
59,285 Cleanaway Waste Management, Ltd. 102,183
3,808 Coor Service Management Holding AB(a) 20,315
2,400 CTS Co., Ltd. 16,028
5,200 Dai Nippon Printing Co., Ltd. 89,516
1,500 Daiseki Co., Ltd. 32,521
3,731 Derichebourg SA 29,654
2,180 Dexterra Group, Inc. 18,490
104 DO & CO AG 25,258
4,446 doValue SpA*(a) 15,540
26,433 Downer EDI, Ltd. 139,823
1,100 Duskin Co., Ltd. 29,848
13,659 Element Fleet Management Corp. 358,793
8,382 Elis SA 238,237
300 GDI Integrated Facility Services, Inc.* 7,924
1,143 GFL Environmental, Inc. 49,105
435 GL Events SACA 15,219
800 grems, Inc. 12,883
900 Inaba Seisakusho Co., Ltd. 9,168
1,400 Inui Global Logistics Co., Ltd. 12,257
5,655 ISS A/S 193,177
1,800 Itoki Corp. 27,993
5,200 Japan Elevator Service Holdings Co., Ltd. 57,752
21,513 Johnson Service Group plc 39,145
9,900 Kokuyo Co., Ltd. 55,307
4,600 Kosaido Holdings Co., Ltd. 13,284
1,600 Kyodo Printing Co., Ltd. 16,160
2,302 Lassila & Tikanoja Oyj* 28,713
3,245 Loomis AB 137,574
700 Matsuda Sangyo Co., Ltd. 23,548
Shares Value
Common Stocks, continued
Commercial Services & Supplies, continued
5,449 Mears Group plc $ 26,273
39,904 Mitie Group plc 89,536
1,200 Mitsubishi Kakoki Kaisha, Ltd. 24,747
600 Mitsubishi Pencil Co., Ltd. 8,329
2,800 NAC Co., Ltd. 9,771
900 Nichiban Co., Ltd. 11,479
10,600 Nippon Parking Development Co., Ltd. 17,568
1,600 Okamura Corp. 23,435
1,100 Oyo Corp. 19,713
5,600 Park24 Co., Ltd. 74,757
1,100 Pilot Corp. 34,245
926 Pluxee NV^ 14,506
2,400 Prestige International, Inc. 11,134
22,243 Prosegur Cash SA(a) 16,543
2,200 Raksul, Inc.* 24,771
1,281 RB Global, Inc. 131,899
12,382 Rentokil Initial plc 73,943
900 Sato Corp. 13,772
952 Sdiptech AB* 19,724
95 Seche Environnement SACA 8,172
1,400 Secom Co., Ltd. 49,761
6,718 Securitas AB, Class B 107,076
24,072 Serco Group plc 89,853
641 Societe BIC SA 38,719
5,573 SPIE SA 320,769
700 Studio Alice Co., Ltd. 9,007
1,817 Takkt AG 7,862
2,580 TOPPAN Holdings, Inc. 76,621
2,000 TRE Holdings Corp. 20,513
1,000 Waste Connections, Inc. 175,401
418 Waste Connections, Inc., ADR 73,300
4,063,332
Communications Equipment (0.3%):
51 ADTRAN Holdings, Inc.* 443
485 Adtran Networks SE 12,425
700 Aiphone Co., Ltd. 13,147
1,000 AudioCodes, Ltd. 8,730
700 DKK Co., Ltd. 11,804
1,700 Evertz Technologies, Ltd. 17,144
726 EVS Broadcast Equipment SA 31,438
500 Icom, Inc. 9,299
57,544 Nokia Oyj 372,683
10,200 Quarterhill, Inc.* 7,060
418 RTX A/S* 7,073
600 Sangoma Technologies Corp.* 3,012
684 Telefonaktiebolaget LM Ericsson, Class A 6,734
29,389 Telefonaktiebolaget LM Ericsson, Class B 286,982
7,500 VTech Holdings, Ltd. 58,973
846,947
Construction & Engineering (2.5%):
859 Ackermans & van Haaren NV 232,954
2,771 ACS Actividades de Construccion y Servicios SA 274,802
2,453 Aecon Group, Inc. 55,909
1,375 AF Gruppen ASA 25,636
3,000 Asanuma Corp. 19,598
1,130 Ashtrom Group, Ltd. 24,892
1,762 AtkinsRealis Group, Inc. 113,752
1,210 Badger Infrastructure Solutions, Ltd. 64,476

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Construction & Engineering, continued
6,990 Balfour Beatty plc $ 66,661
1,900 Bird Construction, Inc.^ 39,484
18,272 Boustead Singapore, Ltd. 24,741
8,388 Bouygues SA 434,793
268 Burkhalter Holding AG 47,218
1,300 Chudenko Corp. 37,337
494 Cie d'Entreprises CFE 4,970
3,721 COMSYS Holdings Corp. 108,221
6,325 Costain Group plc 13,510
1,000 CTI Engineering Co., Ltd. 18,987
3,000 Dai-Dan Co., Ltd. 47,495
335 Deme Group NV 54,683
1,000 Ebara Jitsugyo Co., Ltd. 13,666
2,954 Eiffage SA 423,649
818 Elecnor SA 23,418
816 Electra, Ltd./Israel 27,933
7,737 Eltel AB* 7,701
37,002 Empresas ICA SAB de CV*(b) —
5,200 EXEO Group, Inc. 86,337
4,019 Ferrovial SE 259,906
440 Fudo Tetra Corp. 7,460
2,931 Fugro NV 29,244
200 Fukuda Corp. 9,577
4,363 Galliford Try Holdings plc 30,362
3,400 Hazama Ando Corp. 41,082
600 Hibiya Engineering, Ltd. 18,304
256 HOCHTIEF AG 101,316
783 Implenia AG, Registered Shares 75,444
5,936 INFRONEER Holdings, Inc. 81,080
5,765 Instalco AB 16,211
8,300 JGC Holdings Corp. 100,888
1,600 Kajima Corp. 59,673
1,700 Kandenko Co., Ltd. 54,639
900 Kawada Technologies, Inc. 25,165
2,069 Keller Group plc 46,450
19,638 Kier Group plc 58,226
500 Kinden Corp. 21,710
13,407 Koninklijke BAM Groep NV 145,652
2,013 Koninklijke Heijmans NV 159,157
800 Kraftia Corp. 39,355
2,800 Kumagai Gumi Co., Ltd. 27,652
770 Kvutzat Acro, Ltd. 11,148
1,447 Lycopodium, Ltd. 13,301
7,887 Maas Group Holdings, Ltd. 28,597
5,316 Maire SpA 80,910
31,500 MECOM Power and Construction, Ltd.* 543
1,700 Meisei Industrial Co., Ltd. 18,394
3,300 MIRAIT ONE Corp. 73,909
1,800 Miyaji Engineering Group, Inc. 21,623
3,871 Monadelphous Group, Ltd. 68,109
1,042 Morgan Sindall Group plc 65,314
2,652 Mota-Engil SGPS SA 15,274
824 Multiconsult ASA(a) 14,453
4,687 NCC AB, Class B 111,757
1,000 Nichireki Group Co., Ltd. 15,592
1,600 Nippon Densetsu Kogyo Co., Ltd. 33,838
20,879 NRW Holdings, Ltd. 71,752
4,100 Obayashi Corp. 85,654
58,518 Obrascon Huarte Lain SA* 24,484
Shares Value
Common Stocks, continued
Construction & Engineering, continued
1,100 Okumura Corp. $ 43,501
8,600 Oriental Shiraishi Corp. 22,754
6,889 Peab AB, Class B 63,855
6,900 Penta-Ocean Construction Co., Ltd. 69,511
957 Per Aarsleff Holding A/S 130,548
999 Porr AG 37,531
1,500 Raito Kogyo Co., Ltd. 32,353
2,254 Renew Holdings plc 27,069
5,932 Sacyr SA 26,822
900 Sanki Engineering Co., Ltd. 33,024
1,700 Seikitokyu Kogyo Co., Ltd. 17,907
25,671 Service Stream, Ltd. 38,272
16,220 Severfield plc 6,314
1,612 Shapir Engineering and Industry, Ltd. 15,862
4,498 Shikun & Binui, Ltd.* 26,026
2,800 Shimizu Corp. 47,750
1,500 Shinnihon Corp. 19,503
4,400 SHO-BOND Holdings Co., Ltd. 37,154
5,395 Skanska AB, Class B 147,269
14,496 Southern Cross Electrical Engineering, Ltd.^ 24,224
31,648 SRG Global, Ltd. 62,847
1,061 Stantec, Inc. 100,132
1,244 Stantec, Inc., ADR 117,384
868 Strabag SE, Class BR 82,631
3,746 Sweco AB, Class B 61,349
2,100 Taihei Dengyo Kaisha, Ltd. 29,032
1,600 Taikisha, Ltd. 33,688
700 Taisei Corp. 66,368
800 Takamatsu Construction Group Co., Ltd. 20,467
400 Tekken Corp. 11,595
2,000 Toa Corp. Tokyo 36,197
400 TOA ROAD Corp. 4,376
130 Tobishima Holdings, Inc. 1,957
8,600 Toda Corp. 69,436
2,000 Toenec Corp. 24,793
1,000 Tokyo Energy & Systems, Inc. 11,616
5,100 Tokyu Construction Co., Ltd. 42,651
1,100 Totetsu Kogyo Co., Ltd. 31,936
3,108 Veidekke ASA 54,975
30,940 Ventia Services Group Pty, Ltd. 122,473
7,347 Vinci SA 1,031,633
16,795 Webuild SpA 67,265
14,122 Worley, Ltd. 118,308
980 WSP Global, Inc. 177,463
1,700 Yahagi Construction Co., Ltd. 25,345
1,400 Yokogawa Bridge Holdings Corp. 26,998
1,500 Yondenko Corp. 14,929
1,200 Yurtec Corp. 21,114
7,792,235
Construction Materials (0.7%):
1,800 Asia Pile Holdings Corp. 16,219
9,272 Breedon Group plc 40,782
2,655 Buzzi SpA 161,369
1,108 Cementir Holding NV 24,302
4,586 Forterra plc(a) 11,341
1,160 H+H International A/S, Class B* 16,912
2,196 Heidelberg Materials AG 575,018
7,265 Holcim AG* 712,392
15,092 Ibstock plc(a) 28,129

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Construction Materials, continued
800 Imerys SA $ 22,508
3,808 James Hardie Industries plc* 78,173
700 Krosaki Harima Corp.* 18,592
1,200 Maeda Kosen Co., Ltd. 15,163
8,852 Marshalls plc 21,350
2,500 Nippon Concrete Industries Co., Ltd. 5,302
666 RHI Magnesita NV 24,575
1,500 Shinagawa Refra Co., Ltd. 20,208
22,814 SigmaRoc plc* 38,877
1,500 Sumitomo Osaka Cement Co., Ltd. 36,447
5,000 Taiheiyo Cement Corp. 124,209
1,300 TYK Corp. 4,886
2,000 Vertex Corp. 16,763
998 Vicat SACA 88,716
2,653 Wienerberger AG 95,226
100 Yotai Refractories Co., Ltd. 1,157
2,198,616
Consumer Finance (0.3%):
9,400 Acom Co., Ltd. 29,621
5,400 AEON Financial Service Co., Ltd. 59,824
7,800 Aiful Corp. 27,757
8,198 Axactor ASA* 6,324
4,614 B2 Impact ASA 8,347
1,315 Cembra Money Bank AG 164,798
3,533 Credit Corp. Group, Ltd. 32,988
5,300 Credit Saison Co., Ltd. 142,436
3,324 FleetPartners Group, Ltd. 6,252
7,892 Funding Circle Holdings plc*(a) 13,317
300 goeasy, Ltd. 28,699
2,509 Hoist Finance AB(a) 30,750
17,800 Hong Leong Finance, Ltd. 36,277
14,415 International Personal Finance plc 45,281
6,715 Isracard, Ltd. 32,943
5,602 J Trust Co., Ltd. 17,071
900 Jaccs Co., Ltd. 24,887
5,100 Marui Group Co., Ltd. 104,673
272 Moltiply Group SpA 11,042
1,520 Orient Corp. 10,324
213,600 Oshidori International Holdings, Ltd.* 20,585
2,100 Premium Group Co., Ltd. 26,022
10,234 Solvar, Ltd. 11,882
38,000 Sun Hung Kai & Co., Ltd. 19,528
10,046 Vanquis Banking Group plc* 16,193
927,821
Consumer Staples Distribution & Retail (2.0%):
702 Acomo NV 20,067
10,815 Aeon Co., Ltd. 170,961
1,100 Ain Holdings, Inc. 46,837
6,472 Alimentation Couche-Tard, Inc. 353,498
1,800 Arcs Co., Ltd. 38,835
1,386 Axfood AB 43,744
3,200 Axial Retailing, Inc. 23,540
600 Belc Co., Ltd. 28,815
700 Blue Zones Holdings Co., Ltd. 37,956
21,362 Carrefour SA 356,298
1,100 Cawachi, Ltd. 21,075
19,312 Coles Group, Ltd. 276,255
875 Colruyt Group NV 32,468
Shares Value
Common Stocks, continued
Consumer Staples Distribution & Retail, continued
800 Cosmos Pharmaceutical Corp. $ 40,679
1,300 Create SD Holdings Co., Ltd. 27,704
500 Daikokutenbussan Co., Ltd. 18,239
12,300 DFI Retail Group Holdings, Ltd. 48,534
4,760 Empire Co., Ltd. 165,511
33,434 Endeavour Group, Ltd. 81,476
900 Fuji Co., Ltd./Ehime 12,278
1,000 G-7 Holdings, Inc. 9,012
1,000 Genky DrugStores Co., Ltd. 31,676
2,779 George Weston, Ltd. 191,740
6,985 GrainCorp, Ltd., Class A 33,461
3,700 H2O Retailing Corp. 48,728
500 Halows Co., Ltd. 14,737
1,600 Heiwado Co., Ltd. 29,511
3,009 HelloFresh SE* 21,537
10,000 Hong Kong Technology Venture Co., Ltd. 1,795
200 Itochu-Shokuhin Co., Ltd. 14,327
57,232 J Sainsbury plc 252,180
3,770 Jeronimo Martins SGPS SA 89,795
1,200 JM Holdings Co., Ltd. 12,879
900 Kato Sangyo Co., Ltd. 36,895
3,850 Kesko Oyj, Class A 87,221
11,900 Kesko Oyj, Class B 269,172
2,324 Kitwave Group plc 7,055
1,600 Kobe Bussan Co., Ltd. 38,694
14,008 Koninklijke Ahold Delhaize NV 574,459
1,800 Kusuri no Aoki Holdings Co., Ltd. 53,771
2,200 Life Corp. 35,867
4,396 Loblaw Cos., Ltd. 198,755
215 M Yochananof & Sons, Ltd. 22,874
28,214 Marks & Spencer Group plc 125,483
689 MARR SpA 7,276
5,440 MatsukiyoCocokara & Co. 94,452
600 Maxvalu Tokai Co., Ltd. 14,216
38,038 Metcash, Ltd. 83,717
3,317 Metro, Inc. 238,769
901 North West Co., Inc. (The)^ 32,110
5,999 Ocado Group plc* 19,037
10,925 Olam Group, Ltd. 8,161
1,200 Qol Holdings Co., Ltd. 16,447
337 Rami Levy Chain Stores Hashikma Marketing 2006,
Ltd. 37,260
1,000 Retail Partners Co., Ltd. 8,537
2,000 San-A Co., Ltd. 37,807
10,700 Seven & i Holdings Co., Ltd. 153,681
28,900 Sheng Siong Group, Ltd. 59,073
3,049 Shufersal, Ltd. 38,118
38,447 Sonae SGPS SA 72,619
3,300 Sugi Holdings Co., Ltd. 77,817
2,400 Sundrug Co., Ltd. 66,103
99,895 Tesco plc 594,656
2,520 Tsuruha Holdings, Inc. 46,265
2,100 United Super Markets Holdings, Inc. 12,104
1,700 Valor Holdings Co., Ltd. 36,545
1,400 Watahan & Co., Ltd. 13,233
9,138 Woolworths Group, Ltd. 178,929
800 YAKUODO Holdings Co., Ltd. 11,058
800 Yamatane Corp. 12,043

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Consumer Staples Distribution & Retail, continued
2,800 Yokorei Co., Ltd. $ 22,629
6,039,056
Containers & Packaging (0.5%):
6,052 Billerud Aktiebolag 61,568
4,231 Cascades, Inc. 38,413
4,783 CCL Industries, Inc. 302,161
2,123 Corticeira Amorim SGPS SA 16,453
3,926 Elopak ASA 21,564
2,100 FP Corp. 35,301
1,900 Fuji Seal International, Inc. 38,046
1,000 Hokkan Holdings, Ltd. 15,144
1,951 Huhtamaki Oyj 67,988
7,104 International Paper Co. 279,827
282 Mayr Melnhof Karton AG 30,765
3,531 Metsa Board Oyj 12,864
50,822 Orora, Ltd. 74,936
1,500 Pack Corp. (The) 12,347
7,600 Rengo Co., Ltd. 58,903
8,214 SIG Group AG* 117,441
500 Taisei Lamick Group Head Quarter & Innovation
Co., Ltd. 8,468
600 Tomoku Co., Ltd. 13,498
3,400 Toyo Seikan Group Holdings, Ltd. 82,913
3,570 Transcontinental, Inc., Class A 59,101
83 Vetropack Holding AG 2,297
537 Vidrala SA 56,858
1,200 Winpak, Ltd. 39,006
501 Zignago Vetro SpA 4,566
1,450,428
Distributors (0.1%):
1,200 Arata Corp. 23,573
9,470 Bapcor, Ltd. 13,019
2,000 Central Automotive Products, Ltd. 24,070
299 D'ieteren Group 53,856
1,000 Doshisha Co., Ltd. 21,080
1,200 Happinet Corp. 22,622
4,313 Headlam Group plc* 2,732
10,764 Inchcape plc 111,562
500 Media Do Co., Ltd. 5,754
1,681 MEKO AB 13,304
1,000 PALTAC Corp. 30,808
85 Tadiran Group, Ltd. 3,513
325,893
Diversified Consumer Services (0.1%):
3,986 AcadeMedia AB(a) 42,844
3,907 Auction Technology Group plc* 14,598
33,000 EC Healthcare* 2,502
24,848 G8 Education, Ltd. 11,366
1,700 IBJ, Inc. 8,516
3,637 IDP Education, Ltd. 13,991
3,200 JP-Holdings, Inc. 14,665
1,200 LITALICO, Inc. 9,870
5,138 ME GROUP INTERNATIONAL plc 10,458
6,596 Pearson plc 93,071
25,000 Perfect Medical Health Management, Ltd. 3,983
600 PIA Corp.*^ 10,184
900 QB Net Holdings Co., Ltd. 8,031
Shares Value
Common Stocks, continued
Diversified Consumer Services, continued
931 Riso Kyoiku Group Corp. $ 1,193
1,600 San Holdings, Inc. 15,311
260,583
Diversified Telecommunication Services (2.2%):
3,878 Aussie Broadband, Ltd. 13,043
492 BCE, Inc., ADR 11,719
79 BCE, Inc. 1,885
28,186 Bezeq The Israeli Telecommunication Corp., Ltd. 62,924
202,666 BT Group plc 501,058
3,412 Cellnex Telecom SA(a) 109,743
11,832 Chorus, Ltd. 64,034
90,000 CITIC Telecom International Holdings, Ltd. 28,564
701 Cogeco Communications, Inc. 33,952
400 Cogeco, Inc. 18,651
47,136 Deutsche Telekom AG 1,528,839
4,575 Elisa Oyj 203,023
1,192 Eurotelesites AG* 6,416
2,209 Gamma Communications plc 27,373
24,829 Helios Towers plc* 54,901
74,295 HKT Trust & HKT, Ltd., Class SS 109,802
2,700 Internet Initiative Japan, Inc. 47,697
141,424 Koninklijke KPN NV 661,548
41,300 NETLINK NBN TRUST 31,006
8,252 NOS SGPS SA 38,934
146,300 NTT, Inc. 147,621
70,254 Orange SA^ 1,172,102
628 Ovzon AB* 2,907
87,202 PCCW, Ltd. 60,421
3,796 Proximus SADP 31,556
4,622 Quebecor, Inc., Class B 174,117
4,571 RAI Way SpA(a) 29,997
3,900 Singapore Telecommunications, Ltd. 13,821
22,616 Spark New Zealand, Ltd. 29,669
251 Sunrise Communications AG A* 13,436
12,209 Superloop, Ltd.* 21,100
503 Swisscom AG, Registered Shares 365,619
362,236 Telecom Italia SpA* 217,279
233,136 Telecom Italia SpA, Savings Share* 169,485
52,790 Telefonica SA^ 216,685
3,601 Telekom Austria AG 38,067
3,510 Telenor ASA 51,118
47,119 Telia Co. AB 201,366
40,231 Telstra Group, Ltd. 130,478
692 TELUS Corp. 9,122
10,029 TPG Telecom, Ltd. 25,309
2,802 Tuas, Ltd.* 13,175
1,900 U-Next Holdings Co., Ltd. 24,293
2,332 United Internet AG 75,279
1,900 Vision, Inc. 15,649
6,804,783
Electric Utilities (1.3%):
882 Acciona SA 191,641
555 BKW AG 117,807
5,900 Chubu Electric Power Co., Inc. 90,833
6,700 Chugoku Electric Power Co., Inc. (The) 42,504
8,000 CK Infrastructure Holdings, Ltd. 59,209
6,564 CLP Holdings, Ltd. 58,651
5,707 Contact Energy, Ltd. 30,381

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Electric Utilities, continued
38,410 EDP - Energias de Portugal SA $ 176,534
405 Elia Group SA/NV 52,214
3,812 Elmera Group ASA(a) 14,510
3,100 Emera, Inc. 152,786
4,654 Endesa SA 167,516
78,570 Enel SpA 818,562
772 EVN AG 24,579
3,526 Fortis, Inc. 183,340
1,244 Fortis, Inc., ADR 64,613
7,917 Fortum Oyj 168,468
28,490 Genesis Energy, Ltd. 39,379
31,000 HK Electric Investments & HK Electric Investments,
Ltd. 25,094
4,600 Hokkaido Electric Power Co., Inc. 30,751
3,500 Hokuriku Electric Power Co. 21,747
3,400 Hydro One, Ltd.(a) 135,366
10,288 Iberdrola SA 222,667
7,900 Kansai Electric Power Co., Inc. (The) 123,974
2,800 Kyushu Electric Power Co., Inc. 30,042
2,422 Mercury NZ, Ltd. 9,021
240 Naturenergie Holding AG 9,856
1,800 Okinawa Electric Power Co., Inc. (The) 12,831
18,940 Origin Energy, Ltd. 145,040
8,000 Power Assets Holdings, Ltd. 56,664
4,891 Redeia Corp. SA 87,189
246 Romande Energie Holding SA, Registered Shares 13,485
3,500 Shikoku Electric Power Co., Inc. 34,578
5,680 SSE plc 166,521
17,604 Terna - Rete Elettrica Nazionale 187,173
6,400 Tohoku Electric Power Co., Inc. 47,001
14,600 Tokyo Electric Power Co. Holdings, Inc.* 61,046
522 Verbund AG 38,103
3,911,676
Electrical Equipment (1.5%):
5,916 ABB, Ltd., Registered Shares 437,429
4,098 Accelleron Industries AG 318,059
138 Alfen N.V.*(a) 1,702
1,361 AQ Group AB 29,037
6,056 Ballard Power Systems, Inc.* 15,444
38 Carlo Gavazzi Holding AG, Registered Shares* 7,703
600 Chiyoda Integre Co., Ltd. 12,408
1,500 Cosel Co., Ltd. 10,405
700 Denyo Co., Ltd. 15,981
355 DiscoverIE Group plc 2,870
299 Energiekontor AG 12,553
3,114 Fagerhult Group AB 14,050
1,900 Fuji Electric Co., Ltd. 144,054
1,700 Fujikura, Ltd. 189,889
2,200 Furukawa Electric Co., Ltd. 140,983
1,200 Futaba Corp. 4,471
485 GARO AB* 899
3,900 GS Yuasa Corp. 93,514
3,993 Hexatronic Group AB* 9,982
420 Hirakawa Hewtech Corp. 7,713
580 Huber + Suhner AG, Registered Shares 104,963
1,600 Idec Corp. 29,853
1,702 Legrand SA 252,906
6,800 Mabuchi Motor Co., Ltd. 62,500
754 Mersen SA 21,038
Shares Value
Common Stocks, continued
Electrical Equipment, continued
5,200 Mitsubishi Electric Corp. $ 152,569
15,831 NEL ASA*^ 3,493
1,236 Nexans SA 181,745
5,500 NIDEC Corp. 74,491
500 Nippon Carbon Co., Ltd. 14,101
1,000 Nitto Kogyo Corp. 26,293
1,692 NKT A/S* 211,543
3,813 Nordex SE* 130,436
38 Phoenix Mecano AG, Registered Shares 21,375
2,372 Prysmian SpA 236,497
700 Sanyo Denki Co., Ltd. 18,771
1,284 Schneider Electric SE 351,917
1,000 SEC Carbon, Ltd. 14,913
2,150 SGL Carbon SE* 7,906
2,705 Siemens Energy AG* 382,259
4,566 Signify NV(a) 112,215
600 Sinfonia Technology Co., Ltd. 34,836
1,100 SWCC Corp. 72,796
900 Takaoka Toko Co., Ltd. 22,382
1,055 Tera Light, Ltd.* 4,452
921 TKH Group NV 39,421
2,500 Ushio, Inc. 40,035
12,178 Vestas Wind Systems A/S 328,823
4,251 Volex plc 23,949
2,117 Zumtobel Group AG 8,445
4,456,069
Electronic Equipment, Instruments & Components (1.5%):
500 A&D HOLON Holdings Co., Ltd. 6,526
600 Ai Holdings Corp. 10,815
800 Aichi Tokei Denki Co., Ltd. 13,740
5,560 Alps Alpine Co., Ltd. 70,858
226 ALSO Holding AG, Registered Shares 61,279
2,000 Amano Corp. 53,810
619 Arad, Ltd. 9,994
1,200 Arisawa Manufacturing Co., Ltd. 13,210
883 AT&S Austria Technologie & Systemtechnik AG* 33,078
1,617 Audinate Group, Ltd.* 4,381
8,000 Azbil Corp. 72,728
868 Barco NV 12,022
900 Canon Electronics, Inc. 20,879
600 Canon Marketing Japan, Inc. 26,342
2,548 Celestica, Inc.* 753,799
157 Cicor Technologies, Ltd., Registered Shares* 25,025
5,800 Citizen Watch Co., Ltd. 47,284
3,400 CMK Corp. 11,399
3,435 Codan, Ltd. 64,878
6,000 Cowell e Holdings, Inc.* 21,197
1,000 Daitron Co., Ltd. 15,512
3,500 Daiwabo Holdings Co., Ltd. 68,919
4,500 Dexerials Corp. 75,674
858 Dicker Data, Ltd. 5,879
53,316 Dustin Group AB*(a) 10,420
59,000 FIT Hon Teng, Ltd.*(a) 37,141
400 Furuno Electric Co., Ltd. 20,209
900 Furuya Metal Co., Ltd. 20,014
1,680 Gooch & Housego plc 13,554
400 Hagiwara Electric Holdings Co., Ltd. 9,442
1,849 Halma plc 87,609
3,300 Hamamatsu Photonics KK 35,078

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
1,373 Hanza AB $ 18,954
8,786 Hexagon AB, Class B 103,951
500 Hioki EE Corp. 19,434
400 Hirose Electric Co., Ltd. 44,234
1,200 Horiba, Ltd. 122,470
2,600 Hosiden Corp. 41,356
2,200 Ibiden Co., Ltd. 93,631
1,122 Incap Oyj* 12,939
172 Inficon Holding AG 21,280
1,000 Iriso Electronics Co., Ltd. 20,554
1,800 Japan Aviation Electronics Industry, Ltd. 28,952
1,100 Japan Cash Machine Co., Ltd. 7,226
1,226 Jenoptik AG 28,172
1,000 Jeol, Ltd. 32,166
1,400 Kaga Electronics Co., Ltd. 34,677
400 Keyence Corp. 144,940
1,894 Kitron ASA 13,654
1,200 Koa Corp. 10,506
8,000 Kyocera Corp. 112,319
3,500 Kyosan Electric Manufacturing Co., Ltd. 13,644
4,068 Lagercrantz Group AB, B Shares 93,271
527 Landis+Gyr Group AG* 34,129
1,212 LPKF Laser & Electronics SE* 7,915
4,500 Macnica Holdings, Inc. 68,845
200 Maruwa Co., Ltd. 54,091
1,900 Maxell, Ltd. 29,146
900 Meiko Electronics Co., Ltd. 61,709
2,414 Midwich Group plc 6,036
4,600 Murata Manufacturing Co., Ltd. 95,506
3,146 Mycronic AB 75,700
2,911 NCAB Group AB* 15,110
267 Nedap NV 28,122
944 Next Vision Stabilized Systems, Ltd. 62,316
2,800 Nichicon Corp. 29,099
2,200 Nihon Dempa Kogyo Co., Ltd. 14,382
600 Nippon Chemi-Con Corp.* 5,562
1,800 Nippon Electric Glass Co., Ltd. 70,823
2,100 Nippon Signal Co., Ltd. 17,576
1,800 Nissha Co., Ltd. 14,378
685 Note AB 13,442
24,877 Novonix, Ltd.* 6,879
3,600 Oki Electric Industry Co., Ltd. 45,720
3,100 Omron Corp. 78,561
1,200 Optex Group Co., Ltd. 19,596
900 Osaki Electric Co., Ltd. 7,146
468 Oxford Instruments plc 12,793
30,000 PAX Global Technology, Ltd. 19,427
4,407 Pricer AB, Class B* 1,987
82 Priortech, Ltd.* 5,587
1,100 Restar Corp. 19,645
1,200 Riken Keiki Co., Ltd. 24,548
900 Ryoyo Ryosan Holdings, Inc. 17,855
1,100 Satori Electric Co., Ltd. 13,165
221 Sesa SpA 23,177
1,900 Shimadzu Corp. 50,607
1,200 Shinko Shoji Co., Ltd. 8,180
2,000 Siix Corp. 16,729
4,611 Softwareone Holding AG 52,450
6,120 Strix Group plc* 3,876
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
2,000 Sumida Corp. $ 14,623
700 Suzuden Corp. 7,518
700 Tachibana Eletech Co., Ltd. 13,716
3,300 Taiyo Yuden Co., Ltd. 74,779
2,500 Tamura Corp. 9,704
18,100 TDK Corp. 256,123
245 Telsys, Ltd. 17,842
1,200 Tokyo Electron Device, Ltd. 26,056
600 TOYO Corp. 6,706
7,103 TT Electronics plc* 10,952
483 Vaisala Oyj, A Shares 24,937
6,800 Venture Corp., Ltd. 79,973
10,000 VSTECS Holdings, Ltd. 10,022
1,100 Yashima Denki Co., Ltd. 20,259
3,300 Yokogawa Electric Corp. 105,849
1,100 Yokowo Co., Ltd. 15,819
4,577,718
Energy Equipment & Services (0.5%):
7,314 Akastor ASA* 8,064
6,540 Aker Solutions ASA 20,055
2,991 BW Offshore, Ltd. 13,407
3,100 Calfrac Well Services, Ltd.* 9,419
8,074 CES Energy Solutions Corp. 72,186
4,087 DOF Group ASA 38,589
6,058 Enerflex, Ltd. 93,404
8,606 Ensign Energy Services, Inc.* 15,928
106,730 Ezion Holdings, Ltd.*(b) —
6,704 Hunting plc 33,232
18,214 John Wood Group plc* 5,818
2,980 Odfjell Drilling, Ltd. 25,788
1,211 Odfjell Technology, Ltd. 6,787
2,850 Pason Systems, Inc. 24,899
1,600 PHX Energy Services Corp. 8,744
518 Precision Drilling Corp.* 37,174
50,343 Saipem SpA 143,523
6,202 SBM Offshore NV 177,899
174 SBO AG 5,566
2,859 Solstad Offshore ASA 12,289
3,678 Subsea 7 SA 74,357
5,052 Technip Energies NV 191,876
1,654 Tecnicas Reunidas SA* 53,354
6,173 Tenaris SA 119,068
435 TerraVest Industries, Inc. 52,144
4,441 TGS ASA 40,326
2,300 Total Energy Services, Inc. 24,971
800 Toyo Kanetsu KK 12,645
7,311 Trican Well Service, Ltd. 31,643
8,089 Vallourec SACA 148,777
294 Viridien* 34,005
1,535,937
Entertainment (0.4%):
800 Akatsuki, Inc. 13,554
1,100 Amuse, Inc. 13,522
800 Anycolor, Inc. 24,694
1,400 Avex, Inc. 11,325
13,015 Bollore SE 73,182
2,427 Borussia Dortmund GmbH & Co. KGaA 9,413
4,300 Capcom Co., Ltd. 100,055

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Entertainment, continued
702 Coffee Stain Group AB* $ 1,766
4,900 COLOPL, Inc. 13,429
1,370 CTS Eventim AG & Co. KGaA 125,744
3,900 Daiichikosho Co., Ltd. 41,983
702 Embracer Group AB* 4,597
5,146 EVT, Ltd. 42,995
649 G5 Entertainment AB 6,436
2,400 GREE Holdings, Inc. 6,122
38,000 IGG, Inc. 18,555
400 Kinepolis Group NV 14,105
800 Koei Tecmo Holdings Co., Ltd. 9,693
500 Konami Group Corp. 68,160
1,000 MIXI, Inc. 17,436
3,270 Modern Times Group MTG AB, Class B* 40,782
1,400 Nexon Co., Ltd. 34,349
1,000 Nintendo Co., Ltd. 67,558
600 Square Enix Holdings Co., Ltd. 10,970
21,268 Stillfront Group AB* 14,999
700 Toei Animation Co., Ltd. 12,185
400 Toei Co., Ltd. 13,913
300 Toho Co., Ltd. 15,300
1,040 Ubisoft Entertainment SA* 7,818
10,012 Universal Music Group NV 261,547
18,998 Vivendi SE 52,715
1,148,902
Financial Services (1.0%):
95 Adyen NV*(a) 152,412
103,872 AMP, Ltd. 125,054
9,449 Australian Finance Group, Ltd. 13,730
1,684 Banca IFIS SpA 49,988
4,735 Banca Mediolanum SpA 107,808
3,852 BFF Bank SpA*(a) 42,778
5,498 Burford Capital, Ltd. 49,423
22,106 Challenger, Ltd. 138,296
6,016 Deutsche Pfandbriefbank AG(a) 29,788
2,900 Edenred SE 64,420
800 eGuarantee, Inc. 9,179
5,345 EML Payments, Ltd.* 3,294
807 Eurazeo SE 50,221
1,900 Financial Partners Group Co., Ltd. 23,243
2,400 Firm Capital Mortgage Investment Corp. 20,496
2,200 Fuyo General Lease Co., Ltd. 60,276
200 GMO Financial Gate, Inc. 6,617
1,200 GMO Payment Gateway, Inc. 74,547
698 GRENKE AG 12,727
4,600 G-Resources Group, Ltd. 7,043
1,036 HAL Trust 172,149
16,190 Helia Group, Ltd. 59,184
1,600 Japan Investment Adviser Co., Ltd. 20,843
2,400 Japan Securities Finance Co., Ltd. 30,995
51,009 M&G plc 195,854
33,520 Mitsubishi HC Capital, Inc. 280,604
82 Mivtach Shamir Holdings, Ltd. 10,576
4,000 Mizuho Leasing Co., Ltd. 36,018
915 Mortgage Advice Bureau Holdings, Ltd. 8,460
14,213 Nexi SpA(a) 70,117
16,085 OFX Group, Ltd.* 5,197
7,289 Omni Bridgeway, Ltd.* 7,067
11,500 ORIX Corp. 334,369
Shares Value
Common Stocks, continued
Financial Services, continued
17,777 OSB Group plc $ 151,770
5,857 Paragon Banking Group plc 67,064
2,488 Paypoint plc 15,848
2,895 Poste Italiane SpA(a) 72,825
400 Ricoh Leasing Co., Ltd. 14,897
543 SBI ARUHI Corp. 3,118
3 Schweizerische Nationalbank, Registered Shares 13,376
11,000 Shandong Hi-Speed Holdings Group, Ltd.* 1,922
66,100 Sony Financial Group, Inc.* 69,954
3,600 Timbercreek Financial Corp. 17,942
5,500 Tokyo Century Corp. 71,030
3,429 Washington H Soul Pattinson & Co., Ltd. 84,778
1,637 Wise plc, Class A* 19,659
5,213 Worldline SA*(a) 9,499
1,800 Zenkoku Hosho Co., Ltd. 35,819
2,922,274
Food Products (2.2%):
7,127 a2 Milk Co., Ltd. (The) 44,268
615 AAK AB 17,621
1,313 AEP Plantations plc 24,174
364 Agrana Beteiligungs AG 4,661
3,600 Ajinomoto Co., Inc. 76,153
502 Aryzta AG* 32,564
3,280 Associated British Foods plc 94,039
772 Atria Oyj 13,879
1,699 Austevoll Seafood ASA 16,439
9,834 Australian Agricultural Co., Ltd.* 9,465
163 Bakkafrost P/F 8,342
6,504 Bakkavor Group plc(a) 20,863
27 Barry Callebaut AG, Registered Shares^ 44,384
13,970 Bega Cheese, Ltd. 56,401
48 Bell Food Group AG 13,539
854 Bonduelle SCA 10,538
3,100 Calbee, Inc. 59,288
360 Canada Packers, Inc. 4,221
1 Chocoladefabriken Lindt & Spruengli AG 146,526
800 Chubu Shiryo Co., Ltd. 8,840
6,342 Cloetta AB, B Shares 27,789
1,383 Cranswick plc 91,966
1,859 Danone SA 167,722
17,600 Delfi, Ltd. 11,025
1,000 DyDo Group Holdings, Inc. 16,167
2,372 Ebro Foods SA 51,293
6,815 Elders, Ltd. 31,116
49 Emmi AG, Registered Shares 45,467
1,300 Ezaki Glico Co., Ltd. 44,969
1,600 Feed One Co., Ltd. 10,806
90,669 First Pacific Co., Ltd. 69,335
27,100 First Resources, Ltd. 44,058
5,564 Fonterra Co-operative Group, Ltd. 26,259
10,200 Food Empire Holdings, Ltd. 19,050
1,616 ForFarmers NV 8,393
9,500 Fraser and Neave, Ltd. 10,867
1,900 Fuji Oil Co., Ltd. 44,307
1,600 Fujicco Co., Ltd. 16,164
700 Fujiya Co., Ltd. 11,287
3,696 Glanbia plc 63,365
289,700 Golden Agri-Resources, Ltd. 64,248
10,704 Greencore Group plc 36,617

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Food Products, continued
1,502 Grieg Seafood ASA*^ $ 11,616
1,100 High Liner Foods, Inc. 11,862
710 Hilton Food Group plc 4,831
800 Hokuto Corp. 10,341
2,000 House Foods Group, Inc. 36,833
700 Imuraya Group Co., Ltd. 11,426
5,374 Inghams Group, Ltd. 8,928
940 Itoham Yonekyu Holdings, Inc. 33,639
600 Iwatsuka Confectionery Co., Ltd. 11,638
1,764 JDE Peet's NV 66,042
600 J-Oil Mills, Inc. 7,674
1,300 Kagome Co., Ltd. 22,358
400 Kameda Seika Co., Ltd. 9,955
700 Kenko Mayonnaise Co., Ltd. 8,428
1,416 Kerry Group plc, Class A 129,789
1,200 Kewpie Corp. 33,239
3,900 Kikkoman Corp. 35,370
2,600 Kotobuki Spirits Co., Ltd. 30,453
518 KWS Saat SE & Co. KGaA 41,664
500 Kyokuyo Co., Ltd. 15,571
147 Lassonde Industries, Inc., Class A 23,512
2,420 Leroy Seafood Group ASA 12,177
10 Lotus Bakeries NV 92,247
1,065 M.P. Evans Group plc 17,584
2,309 Magnum Ice Cream Co. NV (The)* 36,598
1,803 Maple Leaf Foods, Inc. 32,752
1,200 Marudai Food Co., Ltd. 16,836
6,300 Maruha Nichiro Corp. 51,652
2,000 Megmilk Snow Brand Co., Ltd. 41,272
5,100 MEIJI Holdings Co., Ltd. 113,755
800 Mitsui DM Sugar Co., Ltd. 17,020
2,600 Morinaga & Co., Ltd. 44,128
2,300 Morinaga Milk Industry Co., Ltd. 54,704
1,778 Mowi ASA 42,952
22,644 Nestle SA, Registered Shares 2,251,233
389 Neto Malinda Trading, Ltd. 18,423
1,800 NH Foods, Ltd. 75,331
6,800 Nichirei Corp. 81,076
1,800 Nippn Corp. 27,394
1,200 Nisshin Oillio Group, Ltd. (The) 40,188
3,900 Nisshin Seifun Group, Inc. 47,845
10,000 Nissin Foods Co., Ltd. 9,452
2,700 Nissin Foods Holdings Co., Ltd. 50,323
9,700 Nissui Corp. 70,739
326 Orior AG* 5,599
149 Orkla ASA 1,664
20,925 Premier Foods plc 48,775
1,180 Premium Brands Holdings Corp. 87,451
1,300 Prima Meat Packers, Ltd. 22,101
4,461 Raisio Oyj, Class V 13,767
13,979 Ridley Corp., Ltd. 24,718
1,300 Riken Vitamin Co., Ltd. 24,609
4,400 Rogers Sugar, Inc. 19,076
1,300 Rokko Butter Co., Ltd. 9,916
600 S Foods, Inc. 10,430
800 S&B Foods, Inc. 20,592
400 Sakata Seed Corp. 10,898
2,346 Sanford, Ltd. 9,990
5,028 Saputo, Inc. 151,346
Shares Value
Common Stocks, continued
Food Products, continued
127 Savencia SA $ 9,313
3,496 Scales Corp., Ltd. 11,985
1,119 Scandi Standard AB 12,059
476 Schouw & Co. A/S 49,061
3,426 Select Harvests, Ltd.* 11,374
800 Showa Sangyo Co., Ltd. 15,389
306 Sipef NV 29,145
370 Societe LDC SADIR 38,599
1,800 Starzen Co., Ltd. 14,444
737 Suedzucker AG^ 7,909
7,095 Tate & Lyle plc 35,839
300 Toyo Suisan Kaisha, Ltd. 20,544
313 UIE plc 19,035
798 Viscofan SA 50,075
24,000 Vitasoy International Holdings, Ltd. 19,281
400 Warabeya Nichiyo Holdings Co., Ltd. 8,394
800 Wellneo Sugar Co., Ltd. 14,409
217,415 WH Group, Ltd.(a) 242,060
30,000 Wilmar International, Ltd. 71,736
2,300 Yakult Honsha Co., Ltd. 36,078
2,400 Yamazaki Baking Co., Ltd. 50,551
1,500 Yukiguni Factory Co., Ltd. 10,066
6,667,603
Gas Utilities (0.5%):
9,384 AltaGas, Ltd. 286,156
13,029 APA Group 77,919
1,174 Ascopiave SpA 4,533
900 Brookfield Infrastructure Corp. 40,862
3,473 Enagas SA^ 53,562
53,850 Hong Kong & China Gas Co., Ltd. 48,457
18,858 Italgas SpA 210,840
800 K&O Energy Group, Inc. 19,549
88,854 Keppel Infrastructure Trust 33,863
2,607 Naturgy Energy Group SA 79,373
4,400 Nippon Gas Co., Ltd. 83,329
3,600 Osaka Gas Co., Ltd. 124,969
1,812 Rubis SCA 68,318
1,300 Saibu Gas Holdings Co., Ltd. 18,722
1,300 Shizuoka Gas Co., Ltd. 9,959
12,151 Snam SpA 80,720
7,604 Superior Plus Corp.^ 39,006
1,400 Toho Gas Co., Ltd. 41,607
3,100 Tokyo Gas Co., Ltd. 122,593
1,444,337
Ground Transportation (0.9%):
71,870 Aurizon Holdings, Ltd. 174,464
1,170 Ayvens SA(a) 15,662
1,300 Canadian National Railway Co. 128,589
1,849 Canadian National Railway Co., ADR 182,774
2,788 Canadian Pacific Kansas City, Ltd. 205,281
724 Canadian Pacific Kansas City, Ltd., ADR^ 53,308
3,800 Central Japan Railway Co. 105,356
54,400 ComfortDelGro Corp., Ltd. 62,574
4,500 East Japan Railway Co. 119,107
24,945 Firstgroup plc 63,997
1,200 Fukuyama Transporting Co., Ltd. 33,864
4,100 Hankyu Hanshin Holdings, Inc. 103,128
1,100 Ichinen Holdings Co., Ltd. 14,954

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Ground Transportation, continued
206 Jungfraubahn Holding AG, Registered Shares $ 74,367
4,900 Keikyu Corp. 47,979
2,100 Keio Corp. 54,304
3,300 Keisei Electric Railway Co., Ltd. 27,130
4,820 Kelsian Group, Ltd. 13,667
3,400 Kintetsu Group Holdings Co., Ltd. 66,673
2,700 Kyushu Railway Co. 70,353
19,217 Lindsay Australia, Ltd. 9,037
400 Maruzen Showa Unyu Co., Ltd. 20,969
7,711 MTR Corp., Ltd. 29,487
3,700 Mullen Group, Ltd. 42,435
3,800 Nagoya Railroad Co., Ltd. 40,778
2,700 Nankai Electric Railway Co., Ltd. 51,354
1,800 Nikkon Holdings Co., Ltd. 39,147
1,300 Nishi-Nippon Railroad Co., Ltd. 23,180
588 NTG Nordic Transport Group A/S* 17,486
6,500 Odakyu Electric Railway Co., Ltd. 70,824
1,000 Sakai Moving Service Co., Ltd. 18,290
700 Sanyo Electric Railway Co., Ltd. 9,317
3,300 Seibu Holdings, Inc. 90,741
2,200 Seino Holdings Co., Ltd. 33,070
323 Sixt SE 26,852
1,700 Sotetsu Holdings, Inc. 30,552
212 Stef SA 32,734
1,708 TFI International, Inc. 176,562
200 TFI International, Inc., ADR 20,670
3,700 Tobu Railway Co., Ltd. 62,333
5,000 Tokyu Corp. 58,514
4,383 Tourism Holdings, Ltd. 6,510
17,033 Transport International Holdings, Ltd. 23,184
4,200 West Japan Railway Co. 83,997
8,809 Zigup plc 45,280
2,680,834
Health Care Equipment & Supplies (1.1%):
6,242 Advanced Medical Solutions Group plc 18,342
4,885 Alcon AG 388,130
1,339 Alcon AG, ADR 105,527
5,018 Ambu A/S, Class B 69,185
5,475 Ansell, Ltd. 127,792
6,703 Arjo AB, Class B 23,314
2,700 Asahi Intecc Co., Ltd. 50,587
1,537 Bausch + Lomb Corp.* 26,252
600 BioMerieux 77,677
362 Carl Zeiss Meditec AG, Class BR 16,995
246 Cellavision AB 4,200
630 Cochlear, Ltd. 109,160
910 Coloplast A/S, Class B 78,119
251 Coltene Holding AG, Registered Shares* 16,996
12,000 Convatec Group plc(a) 39,202
3,084 Demant A/S* 104,115
238 Draegerwerk AG & Co. KGaA 15,715
1,374 Eckert & Ziegler SE 24,635
5,167 Elekta AB, Class B 31,766
552 EssilorLuxottica SA 174,514
2,617 Fisher & Paykel Healthcare Corp., Ltd. 56,758
900 Fukuda Denshi Co., Ltd. 43,368
3,444 Getinge AB, B Shares 82,032
405 Guerbet* 6,778
2,500 Hoya Corp. 378,721
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
537 Ion Beam Applications $ 8,126
2,000 Japan Lifeline Co., Ltd. 20,116
6,332 Koninklijke Philips NV 171,361
3,920 Koninklijke Philips NV, NYS 106,154
1,600 Mani, Inc. 14,836
133 Medacta Group SA(a) 26,176
671 Medistim ASA 17,228
849 Medmix AG(a) 12,048
2,700 Menicon Co., Ltd. 27,507
10 Metall Zug AG, Registered Shares^ 10,298
19,000 Modern Dental Group, Ltd. 12,989
2,300 Nakanishi, Inc. 29,110
4,923 Nanosonics, Ltd.* 12,992
7,100 Nipro Corp. 66,982
12,500 Olympus Corp. 159,248
458 Pentixapharm Holding AG* 798
2,100 PHC Holdings Corp. 14,923
457 Revenio Group Oyj 11,992
600 Rion Co., Ltd. 10,031
16,500 Riverstone Holdings, Ltd. 11,151
1,752 Siemens Healthineers AG(a) 91,933
1,754 Smith & Nephew plc, ADR^ 57,549
2,518 Smith & Nephew plc 41,911
873 Sonova Holding AG 225,305
360 STRATEC SE 9,493
609 Straumann Holding AG, Class R 71,332
8,100 Sysmex Corp. 79,849
3,000 Terumo Corp. 43,714
25 Ypsomed Holding AG, Registered Shares 10,313
3,445,345
Health Care Providers & Services (0.8%):
5,600 Alfresa Holdings Corp. 86,982
3,647 Ambea AB(a) 55,927
2,889 Amplifon SpA 46,551
1,500 Amvis Holdings, Inc. 4,532
1,700 As One Corp. 26,129
6,164 Attendo AB(a) 54,766
5,975 Australian Clinical Labs, Ltd. 10,903
700 BML, Inc. 17,233
6,760 Clariane SE* 31,154
20,000 C-Mer Medical Holdings, Ltd. 4,420
2,319 CVS Group plc 40,132
2,132 EBOS Group, Ltd. 33,883
263 Elan Corp. 1,215
4,012 Extendicare, Inc. 62,413
2,701 Fagron 67,612
1,400 France Bed Holdings Co., Ltd. 11,790
6,241 Fresenius Medical Care AG 298,981
6,586 Fresenius SE & Co. KGaA 379,028
2,396 Galenica AG(a) 295,317
1,500 H.U. Group Holdings, Inc. 32,406
26,644 Healius, Ltd. 16,089
2,572 Humana AB 14,062
4,878 Integral Diagnostics, Ltd. 8,260
1,000 Japan Medical Dynamic Marketing, Inc. 3,107
225 LNA Sante SA 6,466
1,304 Medical Facilities Corp. 15,079
1,574 Medicover AB, Class B 37,535
56 Medios AG* 950

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Health Care Providers & Services, continued
4,900 Medipal Holdings Corp. $ 86,758
3,565 Mediterranean Towers, Ltd. 15,616
24,681 Monash IVF Group, Ltd. 12,103
1,110 NMC Health plc*(b) —
11,023 Novolog, Ltd. 4,355
23,114 Oceania Healthcare, Ltd.* 12,256
6,310 Oriola Oyj, Class B 8,528
3,907 Ramsay Health Care, Ltd. 89,457
3,761 Regis Healthcare, Ltd. 17,422
15,555 Ryman Healthcare, Ltd.* 25,970
3,800 Ship Healthcare Holdings, Inc. 63,597
1,474 Sienna Senior Living, Inc. 21,942
14,254 Sigma Healthcare, Ltd. 27,953
1,900 Solasto Corp. 10,301
7,311 Sonic Healthcare, Ltd. 110,222
9,842 Spire Healthcare Group plc(a) 22,150
9,320 Summerset Group Holdings, Ltd. 65,908
2,200 Suzuken Co., Ltd. 86,118
2,745 Terveystalo Oyj(a) 31,520
176,600 Thomson Medical Group, Ltd.* 8,246
1,100 Toho Holdings Co., Ltd. 32,760
1,300 Tokai Corp./Gifu 20,861
1,600 Vital KSK Holdings, Inc. 14,010
6,991 Well Health Technologies Corp.*^ 20,325
2,471,300
Health Care Technology (0.1%):
7,980 AGFA-Gevaert NV* 4,726
2,802 Ascom Holding AG, Registered Shares 13,470
3,500 M3, Inc. 47,404
800 Medley, Inc.* 12,046
800 NNIT A/S*(a) 6,277
830 Pro Medicus, Ltd. 121,510
1,213 RaySearch Laboratories AB 30,022
1,731 Sectra AB, Class B 46,968
282,423
Hotels, Restaurants & Leisure (1.5%):
2,117 Accor SA 119,941
600 Aeon Fantasy Co., Ltd.* 11,576
1,000 Airtrip Corp.^ 4,858
5,027 Amadeus IT Group SA 368,693
2,067 Aristocrat Leisure, Ltd. 80,141
1,638 Basic-Fit NV*(a) 56,900
5,071 Betsson AB, Class B 81,164
20,000 Cafe de Coral Holdings, Ltd.^ 12,629
1,433 Carnival plc, ADR* 43,463
970 Cie des Alpes 28,897
23,206 Coast Entertainment Holdings, Ltd.* 8,518
5,293 Collins Foods, Ltd. 36,613
4,300 Colowide Co., Ltd.^ 48,240
12,553 Compass Group plc 399,302
3,168 Corporate Travel Management, Ltd. 25,470
8,200 Create Restaurants Holdings, Inc. 40,601
2,300 Curves Holdings Co., Ltd. 11,798
1,621 Domino's Pizza Enterprises, Ltd. 22,673
5,120 Domino's Pizza Group plc 11,966
400 Doutor Nichires Holdings Co., Ltd. 6,636
4,906 Elior Group SA*(a) 15,765
1,240 Evolution AB(a) 84,413
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
6,500 Fairwood Holdings, Ltd. $ 3,898
131 Fattal Holdings 1998, Ltd.* 26,839
1,832 FDJ UNITED 50,788
4,764 Flight Centre Travel Group, Ltd.^ 47,618
1,900 Food & Life Cos., Ltd. 96,328
900 Fuji Kyuko Co., Ltd. 11,917
1,000 Fujita Kanko, Inc. 16,870
557 Fuller Smith & Turner plc 5,387
11,000 Galaxy Entertainment Group, Ltd. 53,953
400 Genki Global Dining Concepts Corp. 7,946
143,500 Genting Singapore, Ltd. 80,816
1,960 Greggs plc 44,255
10,742 Gym Group plc*(a) 21,470
600 Hiday Hidaka Corp. 13,221
2,000 HIS Co., Ltd. 16,886
5,443 Hollywood Bowl Group plc 20,163
18,230 Hongkong & Shanghai Hotels, Ltd. (The)* 13,834
1,416 Ibersol SGPS SA 16,480
1,900 Ichibanya Co., Ltd. 11,060
808 InterContinental Hotels Group plc 113,162
435 InterContinental Hotels Group plc, ADR 61,261
535 Issta, Ltd. 18,978
3,676 J D Wetherspoon plc 36,541
868 Jumbo Interactive, Ltd. 6,666
1,100 KOMEDA Holdings Co, Ltd. 21,300
3,200 Koshidaka Holdings Co., Ltd. 25,023
2,800 Kyoritsu Maintenance Co., Ltd. 50,135
29,337 Lottery Corp., Ltd. (The) 100,836
33,812 Marston's plc* 26,933
300 Matsuyafoods Holdings Co., Ltd. 12,427
1,200 McDonald's Holdings Co. Japan, Ltd. 48,997
3,184 Melia Hotels International SA 29,636
15,600 MGM China Holdings, Ltd. 26,185
14,000 Miramar Hotel & Investment 18,248
11,969 Mitchells & Butlers plc* 41,930
1,200 Monogatari Corp. (The) 33,725
413 MTY Food Group, Inc. 11,472
46,867 NagaCorp, Ltd. 27,986
600 Ohsho Food Service Corp. 12,329
5,176 On the Beach Group plc(a) 15,971
5,300 Oriental Land Co., Ltd. 98,050
900 Pizza Pizza Royalty Corp. 10,237
7,247 Playtech plc 27,595
600 Pollard Banknote, Ltd. 8,482
12,439 Rank Group plc 16,650
4,800 Resorttrust, Inc. 60,189
3,149 Restaurant Brands International, Inc. 214,905
700 Ringer Hut Co., Ltd. 10,232
4,600 Round One Corp. 32,798
3,600 Royal Holdings Co., Ltd. 30,321
1,100 Saizeriya Co., Ltd. 38,561
18,188 Sands China, Ltd. 45,838
5,957 Scandic Hotels Group AB(a) 62,655
36,000 Shangri-La Asia, Ltd. 21,972
42,585 SJM Holdings, Ltd.*^ 13,151
913 SkiStar AB 16,417
42,725 SKYCITY Entertainment Group, Ltd.* 22,125
5,900 Skylark Holdings Co., Ltd. 126,804
2,148 Sodexo SA^ 110,033

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
12,769 SSP Group plc $ 35,453
91,665 Tabcorp Holdings, Ltd. 60,342
137 Tivoli A/S 12,845
800 Tokyotokeiba Co., Ltd. 28,961
1,400 Toridoll Holdings Corp. 37,868
6,237 TUI AG* 65,814
11,838 TUI AG, Frankfurt* 124,917
6,523 WEB Travel Group, Ltd.* 20,684
6,523 Webjet Group, Ltd. 3,830
4,802 Whitbread plc 163,900
31,600 Wynn Macau, Ltd. 24,029
1,900 Yoshinoya Holdings Co., Ltd. 37,253
1,515 Young & Co.'s Brewery plc 12,128
1,308 Young & Co.'s Brewery plc, Class A 12,986
1,200 Zensho Holdings Co., Ltd. 68,786
4,496,538
Household Durables (1.3%):
2,091 Ariston Holding NV 10,940
2,404 Azorim-Investment Development & Construction
Co., Ltd. 14,009
4,812 Bang & Olufsen A/S* 10,302
27,373 Barratt Redrow plc 140,221
2,739 Bellway plc 100,525
1,610 Berkeley Group Holdings plc 84,555
11,184 Bonava AB, B Shares* 13,378
2,349 Breville Group, Ltd. 46,090
27,975 Cairn Homes plc 68,118
2,500 Casio Computer Co., Ltd. 20,277
600 Chofu Seisakusho Co., Ltd. 7,727
9,402 Crest Nicholson Holdings plc 17,883
310 Danya Cebus, Ltd. 13,845
1,000 Dorel Industries, Inc., Class B* 1,086
588 Electra Consumer Products 1970, Ltd. 20,003
3,176 Electrolux AB, Class B* 21,890
1,200 ES-Con Japan, Ltd. 9,115
500 Eslead Corp. 21,432
715 Fiskars OYJ Abp 10,668
1,300 FJ Next Holdings Co., Ltd. 12,026
1,000 Foster Electric Co., Ltd. 17,333
1,600 Fuji Corp., Ltd. 8,380
7,325 Glenveagh Properties plc*(a) 16,614
4,025 GN Store Nord A/S* 66,852
7,600 Haseko Corp. 150,519
2,710 Henry Boot plc 8,204
700 Hoosiers Holdings Co., Ltd. 5,884
4,700 Iida Group Holdings Co., Ltd. 75,617
1,337 JM AB 20,179
7,000 JVCKenwood Corp. 53,705
692 Kaufman & Broad SA 24,284
700 Ki-Star Real Estate Co., Ltd. 29,327
1,300 LEC, Inc. 8,696
540 Leifheit AG 9,644
73,600 Man Wah Holdings, Ltd. 43,162
1,659 Maytronics, Ltd.* 2,127
1,185 Nacon SA* 735
1,363 Neinor Homes SA*(a) 30,369
8,100 Nikon Corp. 90,299
22,304 Nobia AB* 10,443
1,500 Noritz Corp. 19,113
Shares Value
Common Stocks, continued
Household Durables, continued
1,200 Open House Group Co., Ltd. $ 70,372
22,600 Panasonic Holdings Corp. 295,691
8,393 Persimmon plc 153,411
1,900 Rinnai Corp. 48,118
567 Sabaf SpA 9,304
1,200 Sangetsu Corp. 23,811
693 SEB SA 39,958
4,900 Sekisui House, Ltd. 109,389
5,800 Sharp Corp.* 28,530
60,100 Sony Group Corp. 1,536,362
14,400 Sumitomo Forestry Co., Ltd. 147,061
313 Surteco Group SE 4,047
400 Tama Home Co., Ltd.^ 9,146
4,800 Tamron Co., Ltd. 31,727
89,907 Taylor Wimpey plc 130,155
1,000 Toa Corp. Hyogo 10,239
100 Token Corp. 9,363
1,127 VIDENDUM plc* 168
7,319 Vistry Group plc* 62,552
100 V-ZUG Holding AG 5,327
3,849 YIT Oyj* 14,115
1,200 Zojirushi Corp. 11,974
4,086,396
Household Products (0.3%):
636 Essity AB, Class A 18,318
5,634 Essity AB, Class B 162,349
1,423 Henkel AG & Co. KGaA 108,703
4,600 Lion Corp. 48,563
14,255 McBride plc 28,171
3,600 Pigeon Corp. 36,961
5,168 Reckitt Benckiser Group plc 418,332
1,100 ST Corp. 10,638
1,600 Transaction Co., Ltd. 11,192
12,000 Unicharm Corp. 68,788
912,015
Independent Power and Renewable Electricity Producers
(0.5%):
1,688 7C Solarparken AG* 3,214
9,305 Audax Renovables SA 15,068
2,451 Boralex, Inc., Class A 45,237
3,000 Capital Power Corp.^ 127,987
7,088 Cloudberry Clean Energy ASA* 9,071
1,098 Corp ACCIONA Energias Renovables SA 28,792
1,471 Doral Group Renewable Energy Resources, Ltd.* 16,944
16,963 Drax Group plc 191,588
5,896 EDP Renovaveis SA 83,162
1,700 EF-ON, Inc. 3,835
2,600 Electric Power Development Co., Ltd. 52,548
249 Enlight Renewable Energy, Ltd.* 11,343
1,000 eRex Co., Ltd. 3,908
881 ERG SpA 22,726
445 Kenon Holdings, Ltd. 29,359
9,100 Meridian Energy, Ltd. 29,299
7,372 Northland Power, Inc.^ 95,883
691 OPC Energy, Ltd.* 16,161
2,011 Orron Energy ab* 1,006
3,969 Orsted AS*(a) 76,172
1,500 Polaris Renewable Energy, Inc. 12,897

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Independent Power and Renewable Electricity Producers,
continued
2,100 RENOVA, Inc.* $ 9,129
9,391 RWE AG 499,661
3,504 Scatec ASA*(a) 36,914
1,714 Solaria Energia y Medio Ambiente SA* 36,419
9,792 TransAlta Corp. 123,863
882 Voltalia SA, Registered Shares*^ 8,053
910 West Holdings Corp. 8,826
1,599,065
Industrial Conglomerates (0.8% ):
125 Aker ASA, A Shares 9,525
1,959 BayWa AG*^ 6,307
865 Bonheur ASA 21,556
8,000 Chevalier International Holdings, Ltd. 4,259
13,930 CK Hutchison Holdings, Ltd. 94,908
49,379 CTF Services, Ltd. 47,363
2,932 DCC plc 182,193
2,000 Guoco Group, Ltd. 18,161
100 Hikari Tsushin, Inc. 27,948
25,600 Hitachi, Ltd. 794,307
545 Indus Holding AG 18,058
2,517 Infratil, Ltd. 16,047
515 Italmobiliare SpA 16,474
2,100 Jardine Cycle & Carriage, Ltd. 55,262
3,600 Keihan Holdings Co., Ltd. 77,818
16,100 Keppel, Ltd. 129,265
1,187 Lifco AB, Class B 44,872
2,900 Mie Kotsu Group Holdings, Inc. 9,984
5,400 Nisshinbo Holdings, Inc. 45,260
7,406 Nolato AB, Class B 49,706
5,800 Sekisui Chemical Co., Ltd. 97,318
1,458 Siemens AG, Registered Shares 409,425
3,581 Smiths Group plc 112,821
27,456 Storskogen Group AB, Class B 34,918
5,400 TOKAI Holdings Corp. 37,275
933 Volati AB 10,846
2,371,876
Insurance (5.3%):
4,475 Admiral Group plc 191,542
32,466 Aegon, Ltd. 250,537
7,175 Aegon, Ltd., Registered Shares 55,319
5,578 Ageas SA/NV 391,001
80,840 AIA Group, Ltd. 830,369
33,031 Alm Brand A/S 98,174
2,500 Anicom Holdings, Inc. 16,054
5,157 ASR Nederland NV 366,048
3,755 AUB Group, Ltd. 77,120
30,482 Aviva plc 279,030
9,309 AXA SA 447,677
22,280 Beazley plc 248,850
500 Brookfield Wealth Solutions, Ltd.* 23,022
6,720 Chesnara plc 27,102
2,054 Clal Insurance Enterprises Holdings, Ltd. 132,534
5,170 Coface SA 95,128
26,600 Dai-ichi Life Holdings, Inc. 220,867
3,500 Definity Financial Corp. 193,643
7,000 E-L Financial Corp., Ltd. 82,986
145 Fairfax Financial Holdings, Ltd. 276,380
Shares Value
Common Stocks, continued
Insurance, continued
1,054 FBD Holdings plc $ 19,496
300 FP Partner, Inc. 4,066
1,451 Generali 60,902
274 Gjensidige Forsikring ASA 8,213
997 Great-West Lifeco, Inc. 49,174
922 Hannover Rueck SE 288,049
1,246 Harel Insurance Investments & Financial Services,
Ltd. 48,568
2,129 Helvetia Baloise Holding AG, Registered Shares 561,410
9,627 Hiscox, Ltd. 183,515
3,686 iA Financial Corp., Inc. 477,617
506 IDI Insurance Co., Ltd. 38,462
42,553 Insurance Australia Group, Ltd. 226,181
1,510 Intact Financial Corp. 314,378
11,100 Japan Post Holdings Co., Ltd. 116,741
2,300 Japan Post Insurance Co., Ltd. 69,023
38,522 Just Group plc 112,141
7,712 Lancashire Holdings, Ltd. 66,223
86,775 Legal & General Group plc 304,643
6,273 Mandatum Oyj 50,475
8,627 Manulife Financial Corp., ADR 312,988
4,191 Manulife Financial Corp. 152,200
28,427 Mapfre SA 143,051
31,204 Medibank Pvt, Ltd. 99,529
384 Menora Mivtachim Holdings, Ltd. 48,011
6,642 Migdal Insurance & Financial Holdings, Ltd.* 32,291
7,100 MS&AD Insurance Group Holdings, Inc. 167,206
1,012 Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Class R 668,247
14,653 nib holdings, Ltd. 66,887
9,504 NN Group NV 731,589
2,268 Phoenix Financial, Ltd. 93,997
4,088 Phoenix Group Holdings plc 40,291
382 Protector Forsikring ASA 19,814
14,441 Prudential plc 222,774
7,758 Prudential plc, ADR^ 241,429
44,868 QBE Insurance Group, Ltd. 594,269
8,346 Sabre Insurance Group plc(a) 14,602
3,822 Saga plc* 19,994
30,949 Sampo Oyj, A Shares 375,115
5,589 SCOR SE 187,891
445 Solid Forsakring AB 4,162
5,900 Sompo Holdings, Inc. 200,890
15,180 Steadfast Group, Ltd. 53,407
6,578 Storebrand ASA 112,706
8,491 Sun Life Financial, Inc. 530,100
16,276 Suncorp Group, Ltd. 191,142
390 Swiss Life Holding AG 450,683
4,396 Swiss Re AG 733,236
4,100 T&D Holdings, Inc. 94,492
1,209 Talanx AG 161,370
18,500 Tokio Marine Holdings, Inc. 686,916
18,588 TOWER, Ltd. 21,601
892 Trisura Group, Ltd.* 27,766
7,516 Tryg A/S 196,734
11,130 Unipol Assicurazioni SpA 267,704
3,657 UNIQA Insurance Group AG 66,194
54 Vaudoise Assurances Holding SA 49,641

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Insurance, continued
1,397 Vienna Insurance Group AG Wiener Versicherung
Gruppe $ 109,886
1,001 Wuestenrot & Wuerttembergische AG 17,080
885 Zurich Insurance Group AG 671,900
16,182,445
Interactive Media & Services (0.2%):
18,608 Auto Trader Group plc(a) 146,713
1,065 Better Collective A/S* 13,274
1,246 CAR Group, Ltd. 25,491
1,202 Hemnet Group AB 22,573
3,500 Kakaku.com, Inc. 51,801
1,170 Karnov Group AB* 12,788
14,300 LY Corp. 38,081
600 MarkLines Co., Ltd. 5,763
14,381 MONY Group plc 35,417
615 REA Group, Ltd. 75,260
22,582 Rightmove plc 157,845
471 Scout24 SE(a) 47,471
2,510 SEEK, Ltd. 38,564
430 Vend Marketplaces ASA 11,903
682,944
IT Services (1.0%):
3,641 Addnode Group AB 38,227
114 Adesso SE 11,852
370 Allgeier SE 9,038
847 Alten SA 71,689
1,244 Appen, Ltd.* 660
1,600 Argo Graphics, Inc. 16,543
2,661 Atea ASA* 41,662
600 Avant Group Corp. 6,711
600 Base Co., Ltd. 12,285
1,894 Bechtle AG 97,231
1,800 BIPROGY, Inc. 62,184
3,346 Bouvet ASA 20,461
1,186 CANCOM SE 37,123
2,011 Capgemini SE 333,019
1,100 CGI, Inc. 101,616
1,233 CGI, Inc., ADR 113,806
500 Change Holdings, Inc. 3,151
4,933 Columbus A/S 7,408
944 Computacenter plc 37,254
1,100 Comture Corp. 12,032
870 Data#3, Ltd. 5,207
1,200 Dentsu Soken, Inc. 20,987
3,600 DTS Corp. 28,230
8,624 Econocom Group SA/NV 16,703
333 E-Guardian, Inc. 3,558
558 Enea AB* 4,234
3,891 FDM Group Holdings plc 6,983
348 Formula Systems 1985, Ltd. 58,802
7,900 Fujitsu, Ltd. 216,627
2,500 Future Corp. 31,585
824 GFT Technologies SE 18,223
1,900 GMO internet group, Inc. 47,563
1,451 Indra Sistemas SA 82,271
1,400 Ines Corp. 17,415
227 Infotel SA 11,284
1,684 iomart Group plc 397
Shares Value
Common Stocks, continued
IT Services, continued
222 IONOS Group SE* $ 6,979
2,800 JBCC Holdings, Inc. 28,572
600 JIG-SAW, Inc.* 10,276
1,495 Kainos Group plc 20,173
816 KNOW IT AB 10,421
1,146 Kontron AG^ 30,724
226 Macquarie Technology Group, Ltd.* 10,019
963 Matrix IT, Ltd. 42,277
1,060 Megaport, Ltd.* 8,516
300 Mitsubishi Research Institute, Inc. 9,528
114 Nagarro SE 10,242
10,057 NCC Group plc 18,768
5,700 NEC Corp. 192,223
1,339 Netcompany Group A/S*(a) 75,068
7,599 NEXTDC, Ltd.* 63,221
2,556 Nomura Research Institute, Ltd. 98,410
300 NS Solutions Corp. 8,461
2,800 NSD Co., Ltd. 61,949
1,400 Obic Co., Ltd. 43,999
1,128 One Software Technologies, Ltd. 31,220
2,500 Otsuka Corp. 51,472
1,200 Pole To Win Holdings, Inc. 2,499
1,470 Proact IT Group AB 18,048
385 Reply SpA 51,765
105 Secunet Security Networks AG 22,871
5,900 SHIFT, Inc.* 37,030
500 Shopify, Inc., Class A* 80,516
650 Shopify, Inc., ADR, Class A* 104,631
4,800 Simplex Holdings, Inc. 32,238
4,396 Softcat plc 83,561
273 Sopra Steria Group 49,370
23,000 SUNeVision Holdings, Ltd. 13,566
464 Sword Group 19,492
1,700 TechMatrix Corp. 25,437
2,780 TietoEVRY Oyj 59,563
2,500 TIS, Inc. 83,694
500 Uchida Yoko Co., Ltd. 34,214
153 Wavestone 9,969
573 Wiit SpA 13,523
3,178,526
Leisure Products (0.3%):
702 Asmodee Group AB, Class B* 8,044
4,100 Bandai Namco Holdings, Inc. 109,292
1,496 Beneteau SACA 14,547
705 BRP, Inc. 49,854
869 Games Workshop Group plc 220,520
1,000 GLOBERIDE, Inc. 13,880
391 Harvia Oyj 19,543
600 Kawai Musical Instruments Manufacturing Co., Ltd. 10,494
500 Mars Group Holdings Corp. 10,200
2,400 Mizuno Corp. 47,467
1,500 Noritsu Koki Co., Ltd. 17,750
800 Roland Corp. 18,198
6,200 Sankyo Co., Ltd. 100,651
216 Sanlorenzo SpA/Ameglia 7,636
1,700 Sega Sammy Holdings, Inc. 26,583
300 Shimano, Inc. 31,678
700 Spin Master Corp.(a) 9,717
4,547 Technogym SpA(a) 85,832

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Leisure Products, continued
464 Thule Group AB(a) $ 12,078
2,500 Tomy Co., Ltd. 43,971
1,800 Tsuburaya Fields Holdings, Inc. 21,332
700 Universal Entertainment Corp.* 3,563
7,500 Yamaha Corp. 52,173
2,000 Yonex Co., Ltd. 42,421
977,424
Life Sciences Tools & Services (0.4%):
1,587 AddLife AB, Class B 27,417
321 Chemometec A/S 34,356
4,215 Eurofins Scientific SE 308,243
2,062 Evotec SE* 13,215
945 Gerresheimer AG^ 30,615
792 Lonza Group AG, Registered Shares 535,968
101 Medcap AB* 6,020
585 PolyPeptide Group AG*(a) 19,172
770 Qiagen NV 35,142
4,726 Qiagen NV, ADR 212,528
82 Sartorius Stedim Biotech 20,175
619 Siegfried Holding AG, Registered Shares* 57,954
255 Tecan Group AG, Class R 41,174
1,341,979
Machinery (4.1%):
2,447 Aalberts NV 80,397
2,100 Aida Engineering, Ltd. 15,972
900 Airman Corp. 10,464
726 Alfa Laval AB 36,695
2,008 Alimak Group AB(a) 31,648
900 Alinco, Inc. 6,450
10,922 Alstom SA* 323,295
10,000 Amada Co., Ltd. 118,407
2,657 ANDRITZ AG 207,298
2,000 Anest Iwata Corp. 20,830
2,700 Asahi Diamond Industrial Co., Ltd. 14,354
11,197 Atlas Copco AB, Class A 200,659
8,469 Atlas Copco AB, Class B 135,859
1,049 ATS Corp.* 28,900
1,300 Bando Chemical Industries, Ltd. 16,967
1,134 Beijer Alma AB, Class B 36,622
6,470 Bodycote plc 60,436
275 Bucher Industries AG, Registered Shares 127,523
93 Burckhardt Compression Holding AG 63,875
56 Bystronic AG 19,086
1,800 CKD Corp. 35,220
755 Construcciones y Auxiliar de Ferrocarriles SA 51,965
90 Daetwyler Holding AG, Class BR 18,516
3,600 Daifuku Co., Ltd. 113,496
500 Daihatsu Infinearth Mfg Co., Ltd. 8,104
6,996 Daimler Truck Holding AG 306,746
233 Danieli & C Officine Meccaniche SpA 13,699
1,585 Danieli & C Officine Meccaniche SpA, Savings Share 68,387
3,900 DMG Mori Co., Ltd. 65,135
1,587 Duerr AG 42,044
5,300 Ebara Corp. 125,025
3,512 Electrolux Professional AB, Class B 24,689
1,842 Engcon AB 16,580
2,998 Epiroc AB, Class A 67,855
2,147 Epiroc AB, Class B 43,337
Shares Value
Common Stocks, continued
Machinery, continued
1,400 FANUC Corp. $ 54,495
1,925 FLSmidth & Co. A/S 134,004
820 Fluidra SA 22,319
13,800 Frencken Group, Ltd. 14,736
2,700 Fuji Corp./Aichi 62,864
1,100 Furukawa Co., Ltd. 27,053
1,000 Galilei Co., Ltd. 24,287
6,395 GEA Group AG 434,142
1,448 Georg Fischer AG, Registered Shares 97,424
371 Gesco SE 6,213
2,000 Glory, Ltd. 50,616
16,185 Heidelberger Druckmaschinen AG* 38,430
5,448 Hexagon Composites ASA* 4,182
1,869 Hexagon Purus ASA* 266
981 Hiab Oyj, Class B 57,059
15,700 Hino Motors, Ltd.* 38,729
1,800 Hirata Corp. 26,879
1,200 Hisaka Works, Ltd. 11,784
2,300 Hitachi Construction Machinery Co., Ltd. 68,088
900 Hoshizaki Corp. 30,064
700 Hosokawa Micron Corp. 25,225
679 Husqvarna AB, A Shares 3,413
7,237 Husqvarna AB, B Shares 36,538
7,300 IHI Corp. 128,731
4,848 IMI plc 161,598
2,434 Indutrade AB 63,103
12 Interroll Holding AG, Class R 33,285
1,300 Iseki & Co., Ltd. 15,461
9,031 Iveco Group NV 199,193
700 Japan Steel Works, Ltd. (The) 34,405
699 JOST Werke SE(a) 44,410
3,700 Juki Corp. 11,842
2,204 Kalmar Oyj, Class B 104,268
5,600 Kanadevia Corp. 34,029
96 Kardex Holding AG, Registered Shares 33,269
900 Kato Works Co., Ltd. 7,577
1,000 Kawasaki Heavy Industries, Ltd. 66,157
1,845 KION Group AG 147,510
400 Kitagawa Corp. 4,432
2,600 Kitz Corp. 28,907
2,518 Knorr-Bremse AG 281,558
572 Koenig & Bauer AG* 7,191
14,300 Komatsu, Ltd. 457,186
79 Komax Holding AG, Class R* 6,373
2,900 Komori Corp. 29,386
4,824 Kone Oyj, Class B 342,129
2,593 Konecranes Oyj 284,468
665 Krones AG 106,098
13,100 Kubota Corp. 185,007
2,600 Kurita Water Industries, Ltd. 105,498
1,200 Kyokuto Kaihatsu Kogyo Co., Ltd. 23,959
1,200 Maezawa Kyuso Industries Co., Ltd. 12,100
1,300 Makino Milling Machine Co., Ltd.* 91,619
1,400 Makita Corp. 42,294
586 Manitou BF SA 13,254
800 Max Co., Ltd. 35,317
1,200 Meidensha Corp. 42,757
800 METAWATER Co., Ltd. 17,098
16,721 Metso Oyj 291,705

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Machinery, continued
9,032 MINEBEA MITSUMI, Inc. $ 181,420
2,200 MISUMI Group, Inc. 34,419
8,800 Mitsubishi Heavy Industries, Ltd. 215,557
1,000 Mitsubishi Logisnext Co., Ltd.* 9,822
700 Mitsuboshi Belting, Ltd. 17,516
2,000 Mitsui E&S Co., Ltd. 71,072
1,300 Miura Co., Ltd. 25,249
6,671 Morgan Advanced Materials plc 19,602
1,500 Morita Holdings Corp. 26,409
900 Nabtesco Corp. 21,568
800 Nachi-Fujikoshi Corp. 22,241
2,000 Namura Shipbuilding Co., Ltd. 45,331
956 NFI Group, Inc.* 10,811
5,700 NGK Insulators, Ltd. 122,101
2,300 Nikkiso Co., Ltd. 23,346
2,700 Nikko Co., Ltd. 13,615
1,267 Nilfisk Holding A/S* 27,554
3,900 Nippon Thompson Co., Ltd. 20,364
400 Nissei ASB Machine Co., Ltd. 16,047
800 Nitta Corp. 21,485
500 Nitto Kohki Co., Ltd. 5,863
1,900 Nitto Seiko Co., Ltd. 8,590
900 Nittoku Co., Ltd. 13,943
900 Nomura Micro Science Co., Ltd. 17,160
500 Noritake Co., Ltd. 18,200
995 Norma Group SE 17,034
15,300 NSK, Ltd. 95,153
22,000 NTN Corp. 51,562
400 Obara Group, Inc. 9,769
4,495 OC Oerlikon Corp. AG 18,305
800 Oiles Corp. 12,024
400 Okamoto Machine Tool Works, Ltd. 11,504
1,400 OKUMA Corp. 32,373
700 Organo Corp. 58,019
2,000 OSG Corp. 29,213
692 Palfinger AG 27,077
150 Plasson Industries, Ltd. 8,629
96 Rational AG 74,302
1,090 Renk Group AG 68,245
1,820 Rieter Holding AG, Registered Shares 7,273
22,196 Rotork plc 97,006
500 Ryobi, Ltd. 8,756
5,052 Sandvik AB 163,681
500 Savaria Corp. 8,299
105 Schindler Holding AG, Registered Shares 37,227
63,000 Seatrium, Ltd.^ 105,509
360 SFS Group AG 49,234
1,100 Shibaura Machine Co., Ltd. 30,132
500 Shibuya Corp. 10,957
1,200 Shima Seiki Manufacturing, Ltd. 7,731
1,900 Shinmaywa Industries, Ltd. 23,189
78,000 Singamas Container Holdings, Ltd. 6,911
2,200 Sintokogio, Ltd. 15,281
7,590 Skellerup Holdings, Ltd. 22,947
5,262 SKF AB, B Shares 139,889
200 SMC Corp. 69,648
2,300 Sodick Co., Ltd. 14,128
623 Spirax Group plc 56,965
772 Stabilus SE 18,543
Shares Value
Common Stocks, continued
Machinery, continued
1,498 Stadler Rail AG $ 38,088
1,600 Star Micronics Co., Ltd. 22,354
719 Sulzer AG, Registered Shares 133,354
3,200 Sumitomo Heavy Industries, Ltd. 84,509
3,900 Tadano, Ltd. 26,450
1,500 Takeuchi Manufacturing Co., Ltd. 64,440
3,785 Talgo SA*^(a) 12,394
478 Technotrans SE 19,247
13,187 Techtronic Industries Co., Ltd. 151,506
700 Teikoku Sen-I Co., Ltd. 14,705
1,300 THK Co., Ltd. 33,240
2,100 Tocalo Co., Ltd. 29,866
1,392 TOMRA Systems ASA 18,558
1,400 Torishima Pump Manufacturing Co., Ltd. 18,036
600 Toyota Industries Corp.* 68,140
2,410 Trelleborg AB, Class B 102,012
1,098 Troax Group AB 17,773
1,100 Tsubaki Nakashima Co., Ltd.* 2,475
2,600 Tsubakimoto Chain Co. 38,305
1,800 Tsugami Corp. 33,054
1,200 Tsukishima Holdings Co., Ltd. 21,644
1,200 Tsurumi Manufacturing Co., Ltd. 16,427
3,924 Valmet Oyj 129,912
163 VAT Group AG(a) 78,292
707 VBG Group AB, Class B 30,489
6,879 Vesuvius plc 36,788
2,415 Volvo AB, Class A 77,031
20,356 Volvo AB, Class B 652,674
208 Vossloh AG 18,670
1,416 Wacker Neuson SE 40,861
9,579 Wartsila OYJ Abp 338,876
560 Washtec AG 31,326
4,117 Weir Group plc (The) 157,104
1,600 YAMABIKO Corp. 30,389
66,200 Yangzijiang Shipbuilding Holdings, Ltd. 179,276
1,400 Yaskawa Electric Corp. 42,151
12,544,735
Marine Transportation (0.4%):
1,600 Algoma Central Corp. 22,034
44 AP Moller - Maersk A/S, Class A 101,342
64 AP Moller - Maersk A/S, Class B^ 147,531
586 Clarkson plc 30,131
894 D/S Norden A/S 35,348
1,478 Dfds A/S* 22,091
423 Hapag-Lloyd AG(a) 58,453
5,382 Hoegh Autoliners ASA 52,080
3,300 Iino Kaiun Kaisha, Ltd. 29,842
3,976 Irish Continental Group plc 28,123
2,300 Japan Transcity Corp. 16,649
4,300 Kawasaki Kisen Kaisha, Ltd. 59,796
1,189 Klaveness Combination Carriers ASA(a) 9,343
506 Kuehne + Nagel International AG, Class R 109,023
4,700 Mitsui OSK Lines, Ltd. 141,125
6,500 MPC Container Ships ASA 11,361
5,800 Nippon Yusen KK 187,810
600 NS United Kaiun Kaisha, Ltd. 23,386
1,260 Odfjell SE, A Shares 15,818
190,000 Pacific Basin Shipping, Ltd. 56,789
36,000 SITC International Holdings Co., Ltd. 128,621

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Marine Transportation, continued
329 Stolt-Nielsen, Ltd. $ 10,609
2,499 Wallenius Wilhelmsen ASA 25,040
1,322,345
Media (0.6%):
712 4imprint Group plc 36,244
3,715 Aimia, Inc.*^ 7,309
996 Alma Media Oyj 16,785
65 APG SGA SA 17,234
8,376 ARN Media, Ltd. 2,204
4,886 Atresmedia Corp. de Medios de Comunicacion SA 27,986
1,951 Bloomsbury Publishing plc 12,680
19,285 Canal+ SA* 69,295
4,300 CyberAgent, Inc. 36,757
2,500 Dentsu Group, Inc.* 53,080
9,975 Eutelsat Communications SACA*^ 19,879
400 Fuji Media Holdings, Inc. 9,431
2,193 Future plc 15,566
2,300 Gakken Holdings Co., Ltd. 16,416
7,000 Hakuhodo DY Holdings, Inc. 52,301
1,912 Havas NV* 38,172
16,999 Informa plc 201,603
500 Intage Holdings, Inc. 5,645
841 IPSOS SA 33,757
112,358 ITV plc 124,477
9,582 IVE Group, Ltd. 19,252
1,321 JCDecaux SE 23,957
4,254 M&C Saatchi plc 7,510
1,664 Metropole Television SA 23,787
7,548 MFE-MediaForEurope NV 26,300
9,408 MFE-MediaForEurope NV, Class A 34,006
2,046 MFE-MediaForEurope NV, Class B 9,857
3,263 Next 15 Group plc 14,098
48,093 Nine Entertainment Co. Holdings, Ltd. 35,620
1,307 NRJ Group 12,373
19,083 oOh!media, Ltd. 16,555
602 Perion Network, Ltd.* 5,703
68,000 Pico Far East Holdings, Ltd. 23,384
3,949 Publicis Groupe SA 409,640
12,118 Reach plc 8,972
1,338 RTL Group SA 54,045
10,874 S4 Capital plc 2,990
4,607 Sanoma Oyj 51,382
11,237 SES SA 72,719
60,999 Seven West Media, Ltd.* 4,990
6,212 SKY Network Television, Ltd. 12,155
2,600 SKY Perfect JSAT Holdings, Inc. 33,166
15,013 Southern Cross Media Group, Ltd. 7,913
880 Stroeer SE & Co. KGaA 38,235
200 TBS Holdings, Inc. 7,386
5,942 Team Internet Group plc* 3,930
15,000 Television Broadcasts, Ltd.* 5,898
2,236 Television Francaise 1 SA 21,835
1,400 TV Asahi Holdings Corp. 29,788
500 Tv Tokyo Holdings Corp. 14,632
124 TX Group AG 25,796
1,000 ValueCommerce Co., Ltd. 4,243
1,600 Vector, Inc. 12,256
23,328 Viaplay Group AB* 2,292
500 Wowow, Inc. 4,633
Shares Value
Common Stocks, continued
Media, continued
12,238 WPP plc $ 55,265
2,369 WPP plc, ADR^ 53,208
700 Zenrin Co., Ltd. 4,709
1,991,301
Metals & Mining (6.4%):
5,810 Acerinox SA 86,061
1,200 ADF Group, Inc. 8,053
3,053 Agnico Eagle Mines, Ltd. 517,791
1,934 Agnico Eagle Mines, Ltd., ADR 327,871
1,600 Aichi Steel Corp. 29,871
7,402 Alamos Gold, Inc. 285,854
6,600 Algoma Steel Group, Inc. 27,060
41,565 Alkane Resources, Ltd.*^ 37,086
9,063 Alleima AB 80,107
500 Altius Minerals Corp. 14,879
723 AMG Critical Materials NV 23,940
7,547 Anglo American plc 310,952
1,981 Antofagasta plc 86,931
1,631 APERAM SA 67,120
132,609 Arafura Rare Earths, Ltd.* 23,895
5,723 ArcelorMittal SA 260,617
565 ArcelorMittal SA, ADR 25,747
2,800 ARE Holdings, Inc. 57,009
3,752 Atalaya Mining Copper SA 42,729
116,831 Aurelia Metals, Ltd.* 19,409
1,331 Aurubis AG 194,241
25,622 AVZ Minerals, Ltd.* 2,687
42,842 B2Gold Corp. 192,920
7,834 Barrick Mining Corp. 341,296
13,509 Barrick Mining Corp., ADR 588,317
1,188 Bekaert SA 52,613
36,701 Bellevue Gold, Ltd.* 41,493
48,613 BHP Group, Ltd. 1,466,620
6,804 BlueScope Steel, Ltd. 108,809
2,932 Boliden AB* 162,303
9,940 Capital, Ltd. 15,273
14,188 Capricorn Metals, Ltd.* 135,244
10,700 Capstone Copper Corp.* 107,437
9,300 Centerra Gold, Inc. 133,903
8,967 Central Asia Metals plc 22,561
8,376 Champion Iron, Ltd. 33,716
16,254 China Gold International Resources Corp., Ltd. 327,117
400 CK-San-Etsu Co., Ltd. 10,553
5,000 Daido Steel Co., Ltd. 51,124
1,400 Daiki Aluminium Industry Co., Ltd. 10,762
2,200 Dowa Holdings Co., Ltd. 104,524
9,000 DPM Metals, Inc. 278,184
2,800 Dynacor Group, Inc. 11,976
7,200 ECORA RESOURCES plc 11,020
9,362 Eldorado Gold Corp.* 336,511
14,809 Emerald Resources NL* 62,163
6,695 Endeavour Mining plc 344,799
6,172 Endeavour Silver Corp.* 58,059
17,107 Equinox Gold Corp.* 240,450
216 Eramet SA^ 14,523
1,599 ERO Copper Corp.* 45,241
41,069 Evolution Mining, Ltd. 345,436
6,600 First Majestic Silver Corp. 110,128
10,371 First Quantum Minerals, Ltd.* 278,092

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Metals & Mining, continued
4,900 Foraco International SA* $ 8,569
22,913 Fortescue, Ltd. 334,952
13,552 Fortuna Mining Corp.* 132,814
5,500 Fortuna Mining Corp., ADR* 53,955
468 Franco-Nevada Corp. 97,020
4,743 Fresnillo plc 211,157
8,215 Galiano Gold, Inc.* 20,891
13,966 Genesis Minerals, Ltd.* 67,121
61,251 Glencore plc* 333,130
200 Godo Steel, Ltd. 5,041
8,900 GoGold Resources, Inc.* 18,871
4,992 Granges AB 78,719
34 Griffin Mining, Ltd.* 123
1,650 Hill & Smith plc 47,373
9,715 Hochschild Mining plc 66,823
9,462 Hudbay Minerals, Inc. 187,875
27,531 IAMGOLD Corp.* 454,370
8,790 IGO, Ltd.* 48,105
11,751 Iluka Resources, Ltd. 45,754
18,486 Imdex, Ltd. 42,160
1,991 Imperial Metals Corp.* 14,507
1,905 Ivanhoe Mines, Ltd.* 21,668
8,000 JFE Holdings, Inc. 101,811
50,009 Jupiter Mines, Ltd. 9,153
9,836 K92 Mining, Inc.* 162,619
25,794 Kinross Gold Corp. 726,607
15,400 Kobe Steel, Ltd. 203,144
1,000 Kurimoto, Ltd. 10,706
1,000 Kyoei Steel, Ltd. 15,654
2,000 Labrador Iron Ore Royalty Corp.^ 43,530
2,100 Largo, Inc.* 2,005
14,207 Lucara Diamond Corp.* 2,070
5,900 Lundin Gold, Inc. 490,176
5,307 Lundin Mining Corp. 114,075
2,387 Lynas Rare Earths, Ltd.* 19,686
48,387 Macmahon Holdings, Ltd. 21,441
3,114 Major Drilling Group International, Inc.* 29,270
7,800 Maruichi Steel Tube, Ltd. 72,219
48,808 Metals X, Ltd.* 36,112
176,000 Midas Holdings, Ltd.*(b) —
740 Mineral Resources, Ltd.* 26,857
4,200 Mitsubishi Materials Corp. 98,477
500 Mitsubishi Steel Manufacturing Co., Ltd. 5,998
1,100 Mitsui Kinzoku Co., Ltd. 124,278
30,000 Mongolian Mining Corp.* 40,549
27,183 Mount Gibson Iron, Ltd.* 8,253
1,800 Nakayama Steel Works, Ltd. 7,063
2,200 Neturen Co., Ltd. 17,891
33,410 New Gold, Inc.* 291,157
35,440 Nickel Industries, Ltd. 19,699
6,200 Nippon Denko Co., Ltd. 14,183
2,700 Nippon Light Metal Holdings Co., Ltd. 44,000
29,975 Nippon Steel Corp. 122,603
930 Nippon Yakin Kogyo Co., Ltd. 26,885
1,500 Nittetsu Mining Co., Ltd. 21,458
5,714 Norsk Hydro ASA 44,172
22,191 Northern Star Resources, Ltd. 393,545
11,709 OceanaGold Corp. 331,886
21,175 OM Holdings, Ltd. 3,746
Shares Value
Common Stocks, continued
Metals & Mining, continued
2,604 OR Royalties, Inc. $ 92,252
500 Osaka Steel Co., Ltd. 8,865
1,400 OSAKA Titanium Technologies Co., Ltd.^ 16,848
9,047 Outokumpu Oyj 47,282
900 Pacific Metals Co., Ltd. 13,032
53,360 Pan African Resources plc 86,491
3,938 Pan American Silver Corp. 204,188
33,353 Perenti, Ltd. 61,839
57,149 Perseus Mining, Ltd. 215,154
11,976 PLS Group, Ltd.* 33,731
46,182 Ramelius Resources, Ltd. 127,451
1,734 Rana Gruber ASA 13,316
42,740 Regis Resources, Ltd. 213,995
70,587 Resolute Mining, Ltd.* 57,397
6,775 Rio Tinto plc 540,446
5,817 Rio Tinto, Ltd. 569,925
737 Royal Gold, Inc. 163,828
1,335 Salzgitter AG 63,129
19,433 Sandfire Resources, Ltd.* 232,410
1,200 Seabridge Gold, Inc.* 35,579
3,431 Sims, Ltd. 41,036
53,653 SolGold plc* 19,877
56,381 South32, Ltd. 133,822
2,078 SSAB AB, Class A 15,786
8,788 SSAB AB, Class B 65,987
5,949 SSR Mining, Inc.* 130,432
39,661 St Barbara, Ltd.* 15,276
15,147 Stanmore Resources, Ltd. 23,449
4,892 Straits Trading Co., Ltd. 6,090
3,700 Sumitomo Metal Mining Co., Ltd. 148,790
21,561 Syrah Resources, Ltd.* 4,820
4,474 Taseko Mines, Ltd.* 25,330
6,038 Teck Resources, Ltd., Class B 289,097
15,172 thyssenkrupp AG 164,013
900 Toho Titanium Co., Ltd. 7,594
700 Toho Zinc Co., Ltd.* 4,623
300 Tokyo Rope Manufacturing Co., Ltd. 3,117
2,300 Tokyo Steel Manufacturing Co., Ltd. 21,679
400 Tokyo Tekko Co., Ltd. 15,790
1,100 Topy Industries, Ltd. 21,685
4,785 Torex Gold Resources, Inc. 228,511
969 Trevali Mining Corp.*(b) —
700 Triple Flag Precious Metals Corp. 23,264
3,573 Tubacex SA^ 13,957
6,800 UACJ Corp. 91,865
28,821 Vault Minerals, Ltd.* 104,456
2,097 Victoria Gold Corp.* 138
2,734 voestalpine AG 120,547
2,068 Vulcan Steel, Ltd. 9,550
6,700 Wesdome Gold Mines, Ltd.* 111,016
54,361 West African Resources, Ltd.* 108,809
43,691 Westgold Resources, Ltd. 186,478
416 Wheaton Precious Metals Corp. 48,911
900 Yamato Kogyo Co., Ltd. 61,413
4,000 Yodoko, Ltd. 34,719
19,666,138
Multi-Utilities (1.2%):
64,938 A2A SpA 176,080
2,232 ACEA SpA 57,961

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Multi-Utilities, continued
10,462 AGL Energy, Ltd. $ 64,849
3,800 Algonquin Power & Utilities Corp.^ 23,369
5,995 Algonquin Power & Utilities Corp., ADR^ 36,869
2,324 Atco, Ltd., Class I 95,473
1,866 Canadian Utilities, Ltd., Class A 58,098
80,098 Centrica plc 182,346
53,004 E.ON SE 1,004,708
36,251 Engie SA 953,090
29,629 Hera SpA 139,783
15,986 Iren SpA 47,927
18,021 National Grid plc 277,674
1,082 National Grid plc, ADR 83,693
11,914 REN - Redes Energeticas Nacionais SGPS SA 45,010
18,300 Sembcorp Industries, Ltd.^ 85,449
3,525 Telecom Plus plc 64,518
6,102 Veolia Environnement SA 212,586
3,609,483
Office REITs (0.0%
†
):
5,187 Helical plc 13,233
Oil, Gas & Consumable Fuels (5.6%):
7,481 Advantage Energy, Ltd.* 63,995
6,293 Aker BP ASA 160,210
15,563 Amplitude Energy, Ltd.* 30,345
4,744 Ampol, Ltd. 100,766
14,756 ARC Resources, Ltd. 276,863
507 Ashdod Refinery, Ltd.* 9,407
24,409 Athabasca Oil Corp.* 125,033
19,094 Baytex Energy Corp. 61,773
58,994 Beach Energy, Ltd.^ 46,196
7,041 Birchcliff Energy, Ltd. 38,324
351 BLUENORD ASA* 15,534
2,100 Bonterra Energy Corp.* 6,916
6,703 Boss Energy, Ltd.* 6,486
151,966 BP plc 882,002
15,890 BP plc, ADR 551,860
173,000 Brightoil Petroleum Holdings, Ltd.*(b) —
3,350 BW LPG, Ltd.^(a) 43,796
561 Cameco Corp., ADR 51,326
1,527 Canacol Energy, Ltd.* 1,702
13,414 Canadian Natural Resources, Ltd. 454,399
13,764 Canadian Natural Resources, Ltd., ADR 465,911
5,438 Capricorn Energy plc* 14,327
7,312 Cardinal Energy, Ltd.^ 46,299
15,369 Cenovus Energy, Inc. 260,032
2,956 Cenovus Energy, Inc., ADR 50,016
8,219 Channel Infrastructure NZ, Ltd. 13,811
13,100 China Aviation Oil Singapore Corp., Ltd. 16,922
1,031 CMB Tech NV, ADR 9,949
2,622 CMB Tech NV 25,557
4,600 Cosmo Energy Holdings Co., Ltd. 122,589
7,840 Deep Yellow, Ltd.* 9,630
264 Delek Group, Ltd. 70,577
2,097 Diversified Energy Co.^ 30,385
5,671 DNO ASA 8,921
9,908 Enbridge, Inc. 474,175
40,300 ENEOS Holdings, Inc. 284,824
5,890 Energean plc 70,339
14,116 Eni SpA 267,732
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
120,434 EnQuest plc $ 17,097
12,554 Equinor ASA 296,946
201 Equital, Ltd.* 10,270
968 Etablissements Maurel et Prom SA 6,257
762 Flex LNG, Ltd.* 19,012
5,800 Freehold Royalties, Ltd.^ 64,196
420 Friedrich Vorwerk Group SE 40,272
2,118 Frontera Energy Corp. 9,337
1,076 Frontline plc 23,772
15,402 Galp Energia SGPS SA 262,360
1,601 Gaztransport Et Technigaz SA 293,698
6,249 Genel Energy plc* 5,011
8,050 Gibson Energy, Inc.^ 147,345
5,883 Gulf Keystone Petroleum, Ltd. 14,053
3,092 Hafnia, Ltd. 16,668
5,124 Harbour Energy plc 13,513
1,595 Hargreaves Services plc 14,033
9,800 Headwater Exploration, Inc. 66,909
12,600 Idemitsu Kosan Co., Ltd. 95,055
1,673 Imperial Oil, Ltd. 144,553
16,000 Inpex Corp. 316,672
2,244 International Petroleum Corp. Stockholm* 40,599
2,823 International Petroleum Corp. Toronto* 51,875
2,400 Itochu Enex Co., Ltd. 29,042
8,400 Iwatani Corp. 88,400
5,000 Japan Petroleum Exploration Co., Ltd. 49,945
2,500 Journey Energy, Inc.*^ 5,793
34,924 Karoon Energy, Ltd. 35,792
6,400 Kelt Exploration, Ltd.* 35,768
8,401 Keyera Corp. 269,341
1,962 Koninklijke Vopak NV 87,191
18,755 Meren Energy, Inc. 24,599
1,700 Mitsuuroko Group Holdings Co., Ltd. 23,956
4,602 Neste Oyj 104,132
21,426 New Hope Corp., Ltd. 57,427
64,000 NewOcean Energy Holdings, Ltd.*(b) —
21,200 Nippon Coke & Engineering Co., Ltd.* 14,629
134 North Atlantic Energies 6,812
7,754 NuVista Energy, Ltd.* 102,377
2,800 Obsidian Energy, Ltd.* 17,179
62,710 Oil Refineries, Ltd. 19,544
771 Okeanis Eco Tankers Corp.(a) 25,669
5,616 OMV AG 312,369
4,512 Paladin Energy, Ltd.*^ 28,525
5,770 Panoro Energy ASA* 11,560
3,407 Paramount Resources, Ltd., Class A 60,052
1,973 Parex Resources, Inc. 26,524
326 Paz Retail And Energy, Ltd. 73,275
8,680 Pembina Pipeline Corp. 330,718
1,584 Pembina Pipeline Corp., ADR 60,287
9,860 Peyto Exploration & Development Corp.^ 163,160
12,892 Pharos Energy plc 3,654
10,900 Pine Cliff Energy, Ltd. 6,433
3,732 PrairieSky Royalty, Ltd. 73,503
18,102 Repsol SA 339,013
1,600 Sala Corp. 11,565
2,300 San-Ai Obbli Co., Ltd. 31,036
103,087 Santos, Ltd. 422,723
8,182 Secure Waste Infrastructure Corp. 102,961

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
8,575 Serica Energy plc $ 20,217
66,588 Shell plc 2,445,622
400 Sinanen Holdings Co., Ltd. 16,107
4,447 South Bow Corp.^ 122,322
363 South Bow Corp., ADR 9,972
2,000 Spartan Delta Corp.* 10,565
487 Strathcona Resources, Ltd. 10,053
12,412 Suncor Energy, Inc. 550,961
9,472 Suncor Energy, Inc., ADR 420,178
1,486 Sunococorp LLC* 73,230
1,871 Surge Energy, Inc. 9,407
1,411 Tamar Petroleum, Ltd.(a) 16,804
23,200 Tamarack Valley Energy, Ltd. 134,899
972 TC Energy Corp. 53,529
1,817 TC Energy Corp., ADR 99,953
670 Tidewater Midstream And Infrastructure, Ltd.* 2,568
2,100 Topaz Energy Corp. 42,141
1,569 TORM plc, Class A 31,283
20,566 TotalEnergies SE 1,340,336
6,452 Tourmaline Oil Corp. 289,456
64,721 Tullow Oil plc* 5,254
9,392 Var Energi ASA 30,703
542 Verbio SE* 13,488
2,297 Vermilion Energy, Inc. 19,114
35,317 Viva Energy Group, Ltd.(a) 48,248
40,866 Whitecap Resources, Inc. 342,436
9,220 Whitecap Resources, Inc., ADR 77,264
24,779 Whitehaven Coal, Ltd. 128,030
32,889 Woodside Energy Group, Ltd. 514,882
14,140 Yancoal Australia, Ltd.^ 46,673
17,119,081
Paper & Forest Products (0.4%):
800 Acadian Timber Corp.^ 9,268
2,718 Altri SGPS SA^ 14,342
1,498 Canfor Corp.* 12,804
168 CPH Group AG 14,674
2,200 Daio Paper Corp. 13,072
1,086 Ence Energia y Celulosa SA*^ 3,064
2,900 Hokuetsu Corp. 16,549
807 Holmen AB, B Shares 31,024
539 Iberpapel Gestion SA 12,569
2,427 Interfor Corp.* 15,138
7,920 Mondi plc 96,610
2,362 Navigator Co. SA (The)^ 8,694
4,800 Nippon Paper Industries Co., Ltd. 35,660
5,393 Norske Skog ASA*(a) 9,074
24,000 Oji Holdings Corp. 131,858
770 Semapa-Sociedade de Investimento e Gestao 18,866
1,107 Stella-Jones, Inc. 68,667
13,685 Stora Enso Oyj, Class R 171,332
7,679 Svenska Cellulosa AB SCA, Class B 102,028
1,800 Tokushu Tokai Paper Co., Ltd. 18,149
7,815 UPM-Kymmene Oyj 226,453
1,707 West Fraser Timber Co., Ltd. 104,442
820 Western Forest Products, Inc.* 6,566
1,140,903
Passenger Airlines (0.2%):
3,316 Air Canada* 46,609
Shares Value
Common Stocks, continued
Passenger Airlines, continued
1,552 Air France-KLM* $ 21,004
80,763 Air New Zealand, Ltd. 26,959
1,100 ANA Holdings, Inc. 20,896
47,347 Cathay Pacific Airways, Ltd. 75,514
7,555 Deutsche Lufthansa AG, Registered Shares 74,701
5,559 easyJet plc 38,095
7,034 El Al Israel Airlines* 36,134
1,328 Exchange Income Corp. 79,308
5,300 Japan Airlines Co., Ltd. 98,666
2,549 JET2 plc 48,117
6,981 Qantas Airways, Ltd. 48,151
30,900 Singapore Airlines, Ltd. 153,738
767,892
Personal Care Products (0.5%):
447 Beiersdorf AG 49,186
744 Interparfums SA 21,971
1,114 Jamieson Wellness, Inc.(a) 27,314
2,600 Kao Corp. 104,055
300 Kose Corp. 10,056
1,087 L'Oreal SA 466,864
1,600 Mandom Corp.* 27,759
1,000 Milbon Co., Ltd. 15,563
600 Noevir Holdings Co., Ltd. 17,540
161 Pharmanutra SpA 10,218
5,635 PZ Cussons plc 5,584
2,300 Rohto Pharmaceutical Co., Ltd. 38,603
4,800 Shiseido Co., Ltd. 70,072
10,264 Unilever plc, ADR 671,266
1,536,051
Pharmaceuticals (5.0%):
1,930 ALK-Abello A/S* 69,245
2,082 Almirall SA 31,316
800 ASKA Pharmaceutical Holdings Co., Ltd. 10,416
18,000 Astellas Pharma, Inc. 240,529
5,631 AstraZeneca plc, ADR 517,658
6,024 AstraZeneca plc 1,109,373
49 Aurora Cannabis, Inc.* 206
3,586 Bausch Health Cos., Inc.* 24,901
1,145 Bausch Health Cos., Inc., ADR* 7,958
31,096 Bayer AG, Registered Shares 1,341,282
298 Boiron SA 10,609
129 Camurus AB* 8,595
90 Canopy Growth Corp.* 102
4,800 Chugai Pharmaceutical Co., Ltd. 252,359
207 COSMO Pharmaceuticals NV 27,335
1,700 Cronos Group, Inc.* 4,471
4,200 Daiichi Sankyo Co., Ltd. 89,462
2,060 Daito Pharmaceutical Co., Ltd. 17,813
438 Dermapharm Holding SE 20,262
1,900 Eisai Co., Ltd. 56,376
192 Euroapi SA* 511
5,156 Faes Farma SA 31,225
700 Fuji Pharma Co., Ltd. 8,442
500 Fuso Pharmaceutical Industries, Ltd. 7,379
348 Galderma Group AG 70,656
15,331 GSK plc 376,700
13,696 GSK plc, ADR 671,652
10,077 H Lundbeck A/S 68,407

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Pharmaceuticals, continued
2,536 H Lundbeck A/S, Class A $ 14,437
66,133 Haleon plc 334,583
3,600 Haw Par Corp., Ltd. 43,876
2,599 Hikma Pharmaceuticals plc 54,291
1,100 Hisamitsu Pharmaceutical Co., Inc. 30,801
1,415 Ipsen SA 197,611
1,100 Kaken Pharmaceutical Co., Ltd. 28,171
1,500 Kissei Pharmaceutical Co., Ltd. 44,482
5,747 Knight Therapeutics, Inc.* 25,335
2,700 Kyorin Pharmaceutical Co., Ltd. 26,494
3,000 Kyowa Kirin Co., Ltd. 48,301
87 Laboratorios Farmaceuticos Rovi SA 6,474
4,918 Mayne Pharma Group, Ltd.* 10,245
403 Merck KGaA 57,842
1,000 Mochida Pharmaceutical Co., Ltd. 22,539
2,000 Nippon Shinyaku Co., Ltd. 72,069
7,909 Novartis AG, ADR 1,090,414
11,343 Novartis AG, Registered Shares 1,567,297
21,389 Novo Nordisk A/S, Class B 1,090,369
3,400 Nxera Pharma Co., Ltd.* 17,904
3,900 Ono Pharmaceutical Co., Ltd. 54,064
5,000 Organigram Global, Inc.* 8,416
1,053 Orion Oyj, Class A 78,109
4,514 Orion Oyj, Class B 337,049
2,600 Otsuka Holdings Co., Ltd. 146,905
2,135 Recordati Industria Chimica e Farmaceutica SpA 121,601
5,036 Roche Holding AG 2,081,744
264 Roche Holding AG, Class BR 111,498
6,927 Sandoz Group AG 504,977
5,313 Sanofi SA 515,412
5,200 Santen Pharmaceutical Co., Ltd. 53,910
2,500 Sawai Group Holdings Co., Ltd. 37,545
1,300 Seikagaku Corp. 5,892
3,200 Shionogi & Co., Ltd. 57,909
2,832 SNDL, Inc.* 4,701
15,800 Takeda Pharmaceutical Co., Ltd. 490,921
2,648 Teva Pharmaceutical Industries, Ltd.* 83,285
3,966 Teva Pharmaceutical Industries, Ltd., ADR* 123,779
1,200 Towa Pharmaceutical Co., Ltd. 27,894
1,300 Tsumura & Co. 33,809
1,290 UCB SA 359,773
48,000 United Laboratories International Holdings, Ltd.
(The)^ 71,296
166 Vetoquinol SA 16,268
98 Virbac SACA 41,041
1,100 ZERIA Pharmaceutical Co., Ltd. 14,736
15,241,309
Professional Services (1.4%):
4,040 Adecco Group AG 117,400
3,918 AFRY AB 63,647
5,758 ALS, Ltd. 84,355
770 Altech Corp. 13,310
203 Amadeus Fire AG 10,269
1,079 Arcadis NV 44,857
1,900 BayCurrent, Inc. 78,674
1,800 Bell System24 Holdings, Inc. 16,536
372 Bertrandt AG 8,077
1,661 Brunel International NV^ 15,098
8,964 Bureau Veritas SA 285,439
Shares Value
Common Stocks, continued
Professional Services, continued
1,774 Capita plc* $ 9,659
6,433 Computershare, Ltd. 146,064
700 Creek & River Co., Ltd. 6,762
180 Danel Adir Yeoshua, Ltd. 26,677
1,400 dip Corp. 19,782
900 EJ Holdings, Inc. 10,121
900 en, Inc., Japan 8,856
9,546 Experian plc 431,655
1,200 FULLCAST Holdings Co., Ltd. 12,767
3,000 Funai Soken Holdings, Inc. 21,942
175 Groupe Crit SA 11,972
35,410 Hays plc 26,868
349 Hilan, Ltd. 28,944
10,200 Infomart Corp. 27,634
1,600 Insource Co., Ltd. 8,769
2,958 Intertek Group plc 183,416
5,324 IPH, Ltd. 12,504
300 IR Japan Holdings, Ltd. 1,514
4,000 JAC Recruitment Co., Ltd. 27,150
1,000 LIKE, Inc. 9,867
1,000 Management Solutions Co., Ltd. 8,797
1,344 McMillan Shakespeare, Ltd. 15,290
2,700 MEITEC Group Holdings, Inc. 61,142
11,700 Nihon M&A Center Holdings, Inc. 53,889
1,900 Open Up Group, Inc. 22,372
9,157 Pagegroup plc 28,909
1,400 Pasona Group, Inc. 18,109
43,400 Persol Holdings Co., Ltd. 80,436
2,100 Quick Co., Ltd. 12,314
2,226 Randstad NV 84,620
9,500 Recruit Holdings Co., Ltd. 542,016
6,345 RELX plc 256,598
4,863 RELX plc, ADR 196,562
3,902 Robert Walters plc 7,068
10,192 RWS Holdings plc 11,768
3,358 SGS SA, Registered Shares 385,073
2,600 SIGMAXYZ Holdings, Inc. 13,747
1,501 SmartGroup Corp., Ltd. 9,154
2,900 SMS Co., Ltd. 25,036
3,200 S-Pool, Inc. 5,563
4,264 SThree plc 10,927
1,633 Talenom Oyj 5,807
1,100 Tanseisha Co., Ltd. 11,087
1,501 Teleperformance SE 108,142
589 Thomson Reuters Corp. 77,737
293 Thomson Reuters Corp., ADR 38,644
1,000 TKC Corp. 27,518
1,200 Transcosmos, Inc. 29,755
16,500 UT Group Co., Ltd. 20,934
700 Visional, Inc.* 44,774
800 WDB Holdings Co., Ltd. 8,262
600 Weathernews, Inc. 15,048
2,443 Wolters Kluwer NV 253,627
4,261,310
Real Estate Management & Development (2.1%):
697 Aedas Homes SA(a) 19,576
206 AFI Properties, Ltd.* 15,147
65 Africa Israel Residences, Ltd. 5,648
1,001 Airport City, Ltd.* 19,609

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Real Estate Management & Development, continued
2,300 Airport Facilities Co., Ltd. $ 14,868
664 Allreal Holding AG, Registered Shares 171,074
2,672 Alony Hetz Properties & Investments, Ltd. 32,929
492 Alrov Properties and Lodgings, Ltd. 38,073
100 Altus Group, Ltd. 4,132
2,393 Amot Investments, Ltd. 18,813
3,174 Annehem Fastigheter AB, Class B* 6,063
300 Aoyama Zaisan Networks Co., Ltd. 3,026
25 Argo Properties NV* 1,021
20,148 Aroundtown SA* 62,676
46,000 Asia Standard International Group, Ltd.* 1,465
3,508 Atrium Ljungberg AB, B Shares 12,658
233 Azrieli Group, Ltd. 26,415
110 Big Shopping Centers, Ltd. 26,442
116 Blue Square Real Estate, Ltd. 14,440
1,139 BRANICKS Group AG* 2,298
3,700 Bukit Sembawang Estates, Ltd. 13,747
376 CA Immobilien Anlagen AG 9,920
31,443 Capitaland India Trust 29,826
40,500 CapitaLand Investment, Ltd. 85,408
3,868 Castellum AB 44,617
781 Catena AB 38,253
3,021 Cedar Woods Properties, Ltd. 17,312
218 Cham Swiss Properties AG 6,417
18,000 Chinese Estates Holdings, Ltd. 2,841
52,000 Chuang's Consortium International, Ltd.* 2,104
851 Cibus Nordic Real Estate AB (publ) 13,574
17,200 City Developments, Ltd. 106,858
1,684 Citycon Oyj* 7,883
28,175 CK Asset Holdings, Ltd. 141,924
840 Colliers International Group, Inc. 123,478
127 Colliers International Group, Inc., ADR 18,670
725 CPI Europe AG* 13,395
476,000 CSI Properties, Ltd.* 10,703
2,632 CTP NV(a) 55,128
5,500 Daito Trust Construction Co., Ltd. 104,907
8,300 Daiwa House Industry Co., Ltd. 275,675
1,800 Dear Life Co., Ltd. 12,979
478 Deutsche EuroShop AG 10,565
1,307 Deutsche Wohnen SE 31,784
2,651 Dios Fastigheter AB 18,903
3,016 Eastnine AB 16,475
1,172 Entra ASA(a) 13,448
4,939 Fabege AB 44,303
91,904 Far East Consortium International, Ltd.* 8,478
5,271 Fastighets AB Balder, B Shares* 38,963
168 Fastighetsbolaget Emilshus AB, Class B* 984
862 FastPartner AB, Class A 4,443
436 FirstService Corp., Class WI, ADR^ 67,811
300 FirstService Corp., Class WI 46,659
11,092 Foxtons Group plc 8,870
16,000 Frasers Property, Ltd. 14,046
— Gav-Yam Lands Corp., Ltd. 3
1,100 Goldcrest Co., Ltd. 23,257
26,076 Grainger plc 63,773
1,873 Grand City Properties SA* 21,615
10,516 Great Eagle Holdings, Ltd. 20,344
17,100 GuocoLand, Ltd. 28,742
28,000 Hang Lung Group, Ltd. 54,798
Shares Value
Common Stocks, continued
Real Estate Management & Development, continued
56,486 Hang Lung Properties, Ltd. $ 62,381
7,709 Harworth Group plc 17,320
17,706 Henderson Land Development Co., Ltd. 63,881
86 Hiag Immobilien Holding AG 12,887
37,840 HKR International, Ltd.* 5,139
9,400 Ho Bee Land, Ltd. 16,166
18,500 Hong Fok Corp., Ltd. 11,851
18,600 Hongkong Land Holdings, Ltd. 129,092
2,049 Hufvudstaden AB, Class A 27,558
8,300 Hulic Co., Ltd. 90,748
11,000 Hysan Development Co., Ltd. 26,658
151 IES Holdings, Ltd.* 19,681
242 Immobel SA* 6,667
700 Information Services Corp. 23,718
1,430 Instone Real Estate Group SE(a) 12,893
11,338 International Workplace Group plc 35,106
145 Intershop Holding AG 30,094
164 Investis Holding SA 29,914
1,643 Israel Canada T.R, Ltd. 8,518
59 Isras Investment Co., Ltd. 18,256
348 Jeudan A/S 10,816
800 JINUSHI Co., Ltd. 15,567
25,000 K. Wah International Holdings, Ltd. 6,734
1,700 Katitas Co., Ltd. 34,573
1,200 Keihanshin Building Co., Ltd. 14,765
16,225 Kerry Properties, Ltd. 42,157
2,347 K-fast Holding AB* 3,294
3,270 Kojamo Oyj* 39,293
28,863 Kowloon Development Co., Ltd. 15,910
17,100 Lai Sun Development Co., Ltd.* 1,318
759 Land Development Nimrodi Group, Ltd. 9,925
45,201 Langham Hospitality Investments and Langham
Hospitality Investments, Ltd. 2,875
1,038 LEG Immobilien SE 75,800
21,734 Lendlease Corp., Ltd. 75,183
4,300 Leopalace21 Corp. 18,073
3,878 Lifestyle Communities, Ltd.* 13,067
8,000 Liu Chong Hing Investment, Ltd. 4,585
4,644 LSL Property Services plc 16,461
100 Mainstreet Equity Corp. 13,346
543 Mega Or Holdings, Ltd. 46,108
226 Melisron, Ltd. 29,325
25,000 Mingfa Group International Co., Ltd.* 348
4,200 Mirarth Holdings, Inc. 10,366
3,900 Mitsubishi Estate Co., Ltd. 94,998
11,900 Mitsui Fudosan Co., Ltd. 135,408
9,306 Mivne Real Estate KD, Ltd. 45,624
342 Mobimo Holding AG, Registered Shares 158,071
100 Morguard Corp. 8,452
51,087 New World Development Co., Ltd.* 47,625
1,539 Nexity SA* 16,187
1,700 Nisshin Group Holdings Co., Ltd. 8,098
12,500 Nomura Real Estate Holdings, Inc. 77,028
844 NP3 Fastigheter AB 23,751
1,983 Nyfosa AB 16,005
17,900 OUE, Ltd. 16,575
54,608 Oxley Holdings, Ltd.* 3,732
1,965 Pandox AB 43,314
1,455 PATRIZIA SE 13,895

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Real Estate Management & Development, continued
11,336 Peet, Ltd. $ 14,981
4,226 PEXA Group, Ltd.* 37,792
1,195 Platzer Fastigheter Holding AB, Class B 9,652
32 Plazza AG, Registered Shares 16,752
222 Prashkovsky Investments and Construction, Ltd.* 10,930
1,236 PSP Swiss Property AG, Registered Shares 223,976
4,700 Relo Group, Inc. 51,371
1,892 Sagax AB, Class B 40,599
22,824 Samhallsbyggnadsbolaget i Norden AB* 11,404
3,634 Savills plc 48,780
1,875 Selvaag Bolig ASA 6,833
3,363 Servcorp, Ltd. 15,279
70,000 Shun Tak Holdings, Ltd.* 5,830
55,933 Sino Land Co., Ltd. 73,298
5,000 Soundwill Holdings, Ltd.* 4,041
200 SRE Holdings Corp. 4,269
1,800 Starts Corp., Inc. 55,003
716 Stendorren Fastigheter AB* 15,710
5,367 StorageVault Canada, Inc. 18,263
3,600 Sumitomo Realty & Development Co., Ltd. 90,230
1,493 Summit Real Estate Holdings, Ltd. 29,090
1,800 Sun Frontier Fudousan Co., Ltd. 27,577
9,921 Sun Hung Kai Properties, Ltd. 120,360
6,646 Swire Pacific, Ltd., Class A 53,452
17,500 Swire Pacific, Ltd., Class B 26,088
10,000 Swire Properties, Ltd. 26,928
2,489 Swiss Prime Site AG, Registered Shares 386,865
4,836 TAG Immobilien AG 74,996
21,000 TAI Cheung Holdings, Ltd. 9,408
2,900 TOC Co., Ltd. 15,676
5,300 Tokyo Tatemono Co., Ltd. 119,693
15,100 Tokyu Fudosan Holdings Corp. 137,357
1,800 Tosei Corp. 19,732
213 UBM Development AG* 4,939
15,400 UOL Group, Ltd. 104,610
409 VGP NV 47,219
6,768 Vonovia SE 195,120
5,039 Wallenstam AB, B Shares 22,624
7 Warteck Invest AG, Registered Shares 17,240
6,203 Watkin Jones plc* 2,451
22,829 Wharf Real Estate Investment Co., Ltd. 71,936
3,217 Wihlborgs Fastigheter AB 31,830
20,700 Wing Tai Holdings, Ltd. 22,853
16,000 Wing Tai Properties, Ltd. 3,611
148 YH Dimri Construction & Development, Ltd. 17,439
17 Zug Estates Holding AG, Class B 47,830
6,419,353
Retail REITs (0.0%
†
):
13,324 Investore Property, Ltd. 8,771
Semiconductors & Semiconductor Equipment (2.5%):
5,200 Advantest Corp. 656,553
8,383 AEM Holdings, Ltd.* 11,181
1,944 ams-OSRAM AG* 18,908
565 ASM International NV 340,564
1,186 ASML Holding NV 1,267,629
1,814 ASML Holding NV, NYS 1,940,726
4,719 ASMPT, Ltd. 46,963
902 BE Semiconductor Industries NV 140,255
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
156 Camtek, Ltd.* $ 16,674
600 Disco Corp. 185,058
189 Elmos Semiconductor SE 21,420
1,700 Ferrotec Corp. 54,691
12,742 Infineon Technologies AG 564,536
24,323 IQE plc* 1,616
2,200 Japan Material Co., Ltd. 21,777
2,100 Kokusai Electric Corp. 73,310
1,100 Lasertec Corp. 208,791
447 Melexis NV 30,058
1,200 Micronics Japan Co., Ltd. 53,770
4,000 Mitsui High-Tec, Inc. 19,407
34 Nova, Ltd.* 11,348
1,100 Optorun Co., Ltd. 13,435
1,030 PVA TePla AG* 27,604
9,000 Renesas Electronics Corp. 123,273
6,900 Rohm Co., Ltd. 97,965
3,000 Rorze Corp. 43,172
500 RS Technologies Co., Ltd. 12,053
700 Sanken Electric Co., Ltd.* 25,871
1,400 SCREEN Holdings Co., Ltd. 135,752
600 Shibaura Mechatronics Corp. 72,782
300 Shindengen Electric Manufacturing Co., Ltd. 6,416
543 Siltronic AG 30,775
371 SMA Solar Technology AG* 14,848
3,500 Socionext, Inc. 48,831
403 SOITEC* 10,893
8,282 STMicroelectronics NV 214,618
487 STMicroelectronics NV, ADR 12,633
13,400 SUMCO Corp. 122,239
409 SUSS MicroTec SE^ 18,790
3,200 Tokyo Electron, Ltd. 702,866
700 Tokyo Seimitsu Co., Ltd. 49,504
1,200 Torex Semiconductor, Ltd. 11,002
168 Tower Semiconductor, Ltd.* 19,727
1,100 Ulvac, Inc. 49,823
1,978 X-Fab Silicon Foundries SE*(a) 11,918
700 Yamaichi Electronics Co., Ltd. 26,215
7,588,240
Software (0.9%):
1,484 accesso Technology Group plc* 6,620
7,046 Alfa Financial Software Holdings plc(a) 20,101
600 Alpha Systems, Inc. 15,433
339 Atoss Software SE 45,964
4,500 Bitfarms, Ltd.*^ 10,591
4,889 BlackBerry, Ltd.* 18,453
19,135 Bravura Solutions, Ltd. 32,600
3,916 Bytes Technology Group plc 18,857
1,500 Celsys, Inc. 15,942
16,478 Cint Group AB* 5,138
500 Computer Engineering & Consulting, Ltd. 7,816
1,926 Computer Modelling Group, Ltd. 7,326
101 Constellation Software, Inc. 242,962
1,200 Cybozu, Inc. 21,571
1,168 Dassault Systemes SE 32,620
300 Descartes Systems Group, Inc. (The)* 26,321
564 Descartes Systems Group, Inc. (The), ADR* 49,440
300 Digital Arts, Inc. 11,983
8,979 dotdigital group plc 8,155

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Software, continued
989 Dye & Durham, Ltd. $ 3,005
1,000 Enghouse Systems, Ltd. 14,835
567 Fabasoft AG 10,599
1,600 Fixstars Corp. 16,072
1,966 F-Secure Oyj 4,446
2,775 GB Group plc 9,577
1,235 Gentrack Group, Ltd.* 5,964
5,283 Hansen Technologies, Ltd. 18,603
700 I'll, Inc. 11,360
3,230 IRESS, Ltd. 18,298
550 IVU Traffic Technologies AG 13,502
800 Justsystems Corp. 25,800
200 Kinaxis, Inc.* 25,223
811 Lightspeed Commerce, Inc.* 9,786
314 Lime Technologies AB 9,774
36 Linedata Services 1,937
1,195 Magic Software Enterprises, Ltd. 31,148
500 Miroku Jyoho Service Co., Ltd. 6,340
2,800 m-up Holdings, Inc. 16,211
1,641 Nemetschek SE 178,919
145 Nice, Ltd.* 16,478
1,335 Objective Corp., Ltd. 14,636
6,227 Open Text Corp. 202,818
896 Open Text Corp., ADR 29,192
600 Oracle Corp. 50,575
3,833 Pinewood Technologies Group plc* 18,494
1,000 Plus Alpha Consulting Co., Ltd. 15,391
308 QT Group Oyj* 11,807
6,000 Rakus Co., Ltd. 39,880
7,353 RPMGlobal Holdings, Ltd.* 24,299
11,134 Sage Group plc (The) 162,101
2,163 SAP SE 529,195
22,650 Sinch AB*(a) 76,850
500 SRA Holdings 16,767
8,800 Systena Corp. 28,902
1,187 TeamViewer SE*(a) 8,435
5,164 Technology One, Ltd. 95,708
1,437 Temenos AG, Registered Shares 143,600
2,000 Trend Micro, Inc. 82,825
9,354 Truecaller AB, Class B 19,597
5,420 Vista Group International, Ltd.*^ 8,111
778 Vitec Software Group AB, B Shares 26,055
400 WingArc1st, Inc. 9,269
871 WiseTech Global, Ltd. 39,467
1,457 Xero, Ltd.* 110,141
2,809,885
Specialty Retail (1.5%):
1,200 ABC-Mart, Inc. 20,423
16,866 Accent Group, Ltd. 10,585
12,945 Adairs, Ltd. 15,196
900 Alpen Co., Ltd. 13,215
1,300 and ST HD Co., Ltd. 23,878
1,700 AOKI Holdings, Inc. 19,638
1,500 Aoyama Trading Co., Ltd. 24,249
1,470 ARCLANDS Corp. 18,118
3,765 Aritzia, Inc.* 321,934
1,006 ASOS plc*^ 3,827
2,500 Autobacs Seven Co., Ltd. 26,292
613 AutoCanada, Inc.* 10,564
Shares Value
Common Stocks, continued
Specialty Retail, continued
2,250 Autosports Group, Ltd. $ 5,844
3,578 Avolta AG* 212,256
8,196 BHG Group AB* 28,487
2,300 Bic Camera, Inc. 24,677
2,768 Bilia AB, A Shares 40,297
34,054 boohoo Group plc* 10,686
3,245 Byggmax Group AB 19,298
712 Carasso Motors, Ltd.* 7,944
614 Card Factory plc 562
3,919 CECONOMY AG* 20,586
14,275 Cettire, Ltd.* 8,336
800 Chiyoda Co., Ltd. 5,576
1,435 Clas Ohlson AB, B Shares 47,256
51,069 Currys plc 86,731
4,700 DCM Holdings Co., Ltd. 48,702
928 Delek Automotive Systems, Ltd. 7,091
7,507 DFS Furniture plc* 17,605
291 Dor Alon Energy in Israel 1988, Ltd. 14,697
4,223 Dunelm Group plc 63,973
5,339 Eagers Automotive, Ltd. 87,462
3,700 EDION Corp. 50,076
11,595 Esprit Holdings, Ltd.* 1,713
1,300 Fast Retailing Co., Ltd. 471,508
1,026 Fielmann Group AG 52,486
617 Fnac Darty SA 20,971
358 Fox Wizel, Ltd. 35,217
4,126 Frasers Group plc* 37,703
1,200 Geo Holdings Corp. 14,370
100,000 Giordano International, Ltd. 18,375
3,944 H & M Hennes & Mauritz AB, Class B 79,356
10,860 Halfords Group plc 20,561
5 Hallenstein Glasson Holdings, Ltd. 28
1,000 Honeys Holdings Co., Ltd. 9,761
485 Hornbach Holding AG & Co. KGaA 47,738
13,500 Hour Glass, Ltd. (The) 23,596
2,800 IDOM, Inc. 22,817
5,471 Industria de Diseno Textil SA 360,347
3,000 Istyle, Inc. 9,014
1,000 Jade Group, Inc.* 9,232
1,671 JB Hi-Fi, Ltd. 107,021
69,594 JD Sports Fashion plc 79,006
700 JINS Holdings, Inc. 24,734
1,500 Joshin Denki Co., Ltd. 25,952
1,900 Joyful Honda Co., Ltd. 25,813
2,166 Kamux Corp.^ 5,513
1,913 Kid ASA(a) 25,688
61,169 Kingfisher plc 256,443
26,469 KMD Brands, Ltd.* 4,352
900 Kohnan Shoji Co., Ltd. 23,049
1,600 Komeri Co., Ltd. 34,896
3,300 K's Holdings Corp. 34,152
1,166 Leon's Furniture, Ltd. 23,789
1,809 Lovisa Holdings, Ltd. 35,201
9,000 Luk Fook Holdings International, Ltd. 27,154
531 Maisons du Monde SA*(a) 1,172
1,279 Matas A/S 25,076
1,563 Mobilezone Holding AG, Registered Shares 26,133
7,872 Moonpig Group plc 21,540
1,800 Nextage Co., Ltd. 31,807

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Specialty Retail, continued
3,447 Nick Scali, Ltd. $ 53,962
400 Nishimatsuya Chain Co., Ltd. 5,232
5,800 Nitori Holdings Co., Ltd. 101,543
8,100 Nojima Corp. 61,567
28,290 Oriental Watch Holdings 13,292
2,200 PAL GROUP Holdings Co., Ltd. 28,676
651 Pet Valu Holdings, Ltd. 13,230
10,167 Pets at Home Group plc 27,054
3,066 Premier Investments, Ltd. 28,149
688 Retailors, Ltd. 9,193
2,700 Sanrio Co., Ltd. 84,719
200 Scroll Corp. 1,711
700 Shimamura Co., Ltd. 45,707
7,699 Super Retail Group, Ltd. 82,204
5,990 Synsam AB 43,889
1,400 Syuppin Co., Ltd. 10,283
1,018 Temple & Webster Group, Ltd.* 9,237
200 United Arrows, Ltd. 3,132
6,400 USS Co., Ltd. 70,219
13,891 Vertu Motors plc 11,707
5,000 VT Holdings Co., Ltd. 17,091
6,954 Watches of Switzerland Group plc*(a) 44,152
1,241 WH Smith plc 10,644
9,835 Wickes Group plc 30,929
100 Workman Co., Ltd. 4,199
800 World Co., Ltd. 15,812
700 Xebio Holdings Co., Ltd. 4,786
14,900 Yamada Holdings Co., Ltd. 49,427
2,000 Yellow Hat, Ltd. 20,947
4,980 Zalando SE*(a) 147,849
3,600 ZOZO, Inc. 29,778
4,469,665
Technology Hardware, Storage & Peripherals (0.3%):
5,700 Brother Industries, Ltd. 113,735
2,600 Canon, Inc. 76,976
3,519 Dynavox Group AB* 38,903
1,400 Eizo Corp. 20,006
1,800 Elecom Co., Ltd. 19,805
5,600 FUJIFILM Holdings Corp. 119,666
16,600 Konica Minolta, Inc. 72,219
739 Logitech International SA, Class R 75,281
366 Logitech International SA, Class R, ADR^ 36,681
4,000 MCJ Co., Ltd. 41,193
1,173 Quadient SA 19,895
10,000 Ricoh Co., Ltd. 87,803
6,800 Seiko Epson Corp. 86,190
1,500 Toshiba TEC Corp. 26,265
4,400 Wacom Co., Ltd. 22,755
857,373
Textiles, Apparel & Luxury Goods (1.8%):
2,110 adidas AG 415,316
10,200 Asics Corp. 245,757
625 Brunello Cucinelli SpA^ 71,915
4,414 Burberry Group plc* 75,215
25 Calida Holding AG, Registered Shares 376
408 Canada Goose Holdings, Inc., ADR* 5,284
18,000 Chow Sang Sang Holdings International, Ltd. 28,128
3,030 Cie Financiere Richemont SA, Registered Shares 654,088
Shares Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
47,372 Coats Group plc $ 53,661
26,500 Crystal International Group, Ltd.(a) 22,787
485 Delta Galil, Ltd. 26,506
14,425 Dr Martens plc 14,894
400 Fujibo Holdings, Inc. 21,174
2,356 Gildan Activewear, Inc. 147,276
1,142 Gildan Activewear, Inc., ADR 71,329
900 Goldwin, Inc. 14,428
900 Gunze, Ltd. 24,634
190 Hermes International SCA 469,394
989 HUGO BOSS AG 42,007
1,500 Japan Wool Textile Co., Ltd. (The) 17,014
668 Kering SA 235,692
500 Kurabo Industries, Ltd. 27,088
2,325 LVMH Moet Hennessy Louis Vuitton SE 1,752,672
1,211 Marimekko Oyj 18,354
2,903 Moncler SpA 186,563
3,357 New Wave Group AB, Class B 41,782
5,000 Onward Holdings Co., Ltd. 23,489
7,149 OVS SpA(a) 40,709
44,000 Pacific Textiles Holdings, Ltd. 7,064
1,875 Pandora A/S 207,410
4,100 PRADA SpA 23,643
2,918 Puma SE 75,708
7,277 Safilo Group SpA* 16,368
1,885 Salvatore Ferragamo SpA* 18,116
40,200 Samsonite Group SA(a) 102,652
2,100 Sankyo Seiko Co., Ltd. 9,391
500 Sanyo Shokai, Ltd. 12,422
700 Seiko Group Corp. 32,671
17,500 Stella International Holdings, Ltd. 33,605
1,053 Swatch Group AG (The) 45,479
744 Swatch Group AG (The), Class BR 157,942
11,500 Texhong International Group, Ltd. 6,793
60,000 Texwinca Holdings, Ltd. 7,710
3,200 TSI Holdings Co, Ltd. 21,370
377 Van de Velde NV 13,320
96,000 Viva Goods Company, Ltd.* 7,775
1,100 Wacoal Holdings Corp. 30,988
33,514 Yue Yuen Industrial Holdings, Ltd. 68,712
5,646,671
Tobacco (0.5%):
12,562 British American Tobacco plc 711,857
13,609 Imperial Brands plc 572,044
1,800 Japan Tobacco, Inc. 64,785
2,779 Scandinavian Tobacco Group A/S(a) 41,733
1,390,419
Trading Companies & Distributors (1.8%):
15,775 Acrow, Ltd. 10,842
2,837 AddTech AB, B Shares 100,846
900 ADENTRA, Inc. 22,284
1,000 Alconix Corp. 16,006
1,271 Alligo AB, Class B 17,688
6,653 Ashtead Group plc 453,820
2,358 Ashtead Technology Holdings plc 9,800
1,980 Azelis Group NV 21,767
2,058 Beijer Ref AB 33,118
731 Bergman & Beving AB 25,555

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Trading Companies & Distributors, continued
145 Bossard Holding AG, Registered Shares $ 28,638
3,281 Brenntag SE 191,079
3,313 Bufab AB 36,178
4,986 Bunzl plc 139,119
500 Chori Co., Ltd. 13,074
70,000 CSC Holdings, Ltd.* 269
1,200 Daiichi Jitsugyo Co., Ltd. 23,235
130,000 Deep Source Holdings, Ltd.* 11,693
1,340 Diploma plc 95,617
1,470 DKSH Holding AG 106,245
4,000 Doman Building Materials Group, Ltd. 27,281
5,900 Finning International, Inc. 319,719
5,497 Grafton Group plc 69,104
1,400 Hanwa Co., Ltd. 64,151
17,744 Howden Joinery Group plc 197,547
979 IMCD NV 89,057
3,600 Inaba Denki Sangyo Co., Ltd. 58,637
1,900 Inabata & Co., Ltd. 45,450
16,500 ITOCHU Corp. 208,300
616 Jacquet Metals SACA 14,379
5,000 Japan Pulp & Paper Co., Ltd. 28,146
700 Kamei Corp. 13,458
900 Kanaden Corp. 12,330
1,700 Kanamoto Co., Ltd. 42,515
7,000 Kanematsu Corp. 80,489
900 Kyokuto Boeki Kaisha, Ltd. 10,576
5,200 Marubeni Corp. 144,718
1,500 Mitani Corp. 21,990
13,700 Mitsubishi Corp. 313,967
10,600 Mitsui & Co., Ltd. 313,330
1,271 Momentum Group AB 21,136
3,800 MonotaRO Co., Ltd. 61,039
3,100 Nagase & Co., Ltd. 75,364
600 Nichiden Corp. 9,767
1,200 Nishio Holdings Co., Ltd. 36,278
3,414 OEM International AB, Class B 53,926
700 Onoken Co., Ltd. 6,380
3,537 Reece, Ltd. 31,532
6,669 Rexel SA 262,115
2,192 Richelieu Hardware, Ltd. 63,185
5,567 RS GROUP plc 46,494
2,211 Russel Metals, Inc. 70,564
1,300 Sanyo Trading Co., Ltd. 12,377
900 Sato Shoji Corp. 12,953
207 Scope Metals Group, Ltd. 11,333
600 Senshu Electric Co., Ltd. 20,632
2,444 SGH, Ltd. 75,303
22,549 SIG plc* 3,051
3,400 Sojitz Corp. 105,750
409 Solar A/S, B Shares 12,974
3,416 Solstad Maritime Holding A/S 6,173
17,864 Speedy Hire plc 6,011
5,800 Sumitomo Corp. 200,618
269 Thermador Groupe 24,503
2,593 Toromont Industries, Ltd. 313,733
700 Totech Corp. 16,334
6,900 Toyota Tsusho Corp. 232,720
4,274 Travis Perkins plc 36,850
2,400 Trusco Nakayama Corp. 36,776
Shares Value
Common Stocks, continued
Trading Companies & Distributors, continued
800 Tsubakimoto Kogyo Co., Ltd. $ 14,705
800 UNISOL Holdings Corp. 11,515
800 Wajax Corp. 15,879
1,800 Wakita & Co., Ltd. 22,168
630 Wilh Wilhelmsen Holding ASA, A Shares 36,787
2,700 Yamazen Corp. 25,612
800 Yuasa Trading Co., Ltd. 27,202
5,451,756
Transportation Infrastructure (0.5%):
8,418 Aena SME SA(a) 235,633
954 Aeroports de Paris SA 124,629
20,495 Atlas Arteria, Ltd. 66,733
7,019 Auckland International Airport, Ltd. 33,636
4,596 Enav SpA(a) 25,414
952 Flughafen Zurich AG, Registered Shares 301,707
1,653 Fraport AG Frankfurt Airport Services Worldwide* 135,217
8,050 Getlink SE 148,792
182,200 Hutchison Port Holdings Trust, Class U 40,131
1,940 James Fisher & Sons plc* 9,806
2,200 Japan Airport Terminal Co., Ltd. 61,661
2,000 Kamigumi Co., Ltd. 64,623
4,800 Mitsubishi Logistics Corp. 36,657
2,553 Port of Tauranga, Ltd. 11,337
34,191 Qube Holdings, Ltd. 108,535
22,376 SATS, Ltd. 66,209
1,600 Sumitomo Warehouse Co., Ltd. (The) 36,281
15,436 Transurban Group 145,949
1,941 Westshore Terminals Investment Corp.^ 36,829
1,689,779
Water Utilities (0.1%):
11,551 Pennon Group plc 81,917
3,229 Severn Trent plc 121,365
8,227 United Utilities Group plc 132,324
335,606
Wireless Telecommunication Services (1.1%):
695 1&1 AG 20,196
39,507 Airtel Africa plc(a) 187,277
3,670 Cellcom Israel, Ltd. 43,313
5,950 Freenet AG 205,039
88,000 Hutchison Telecommunications Hong Kong Holdings,
Ltd. 13,105
29,900 KDDI Corp. 517,287
2,000 Okinawa Cellular Telephone Co. 36,125
328 Orange Belgium SA* 7,439
3,569 Partner Communications Co., Ltd. 43,199
5,645 Rogers Communications, Inc., Class B 213,107
203,200 SoftBank Corp. 279,000
38,400 SoftBank Group Corp. 1,082,722
21,800 StarHub, Ltd. 18,978
9,458 Tele2 AB, B Shares 158,748
297,421 Vodafone Group plc 395,117
3,220,652
Total Common Stocks (Cost $215,656,379) 304,438,222

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2025 .
Shares Value
Preferred Stocks (0.4%):
Automobiles (0.2%):
626 Bayerische Motoren Werke AG,, 4.72% $ 67,273
1,079 Dr. Ing hc F Porsche AG, 1.79%(a) 57,812
2,286 Porsche Automobil Holding SE, 4.79% 107,191
3,670 Volkswagen AG, 6.15% 446,321
678,597
Chemicals (0.1%):
2,875 FUCHS SE, 3.07% 128,765
Construction Materials (0.0%
†
):
123 STO SE & Co KGaA, 0.26% 17,490
Ground Transportation (0.0%
†
):
910 Sixt SE, 5.14% 56,568
Health Care Equipment & Supplies (0.0%
†
):
509 Draegerwerk AG & Co. KGaA, 2.92% 41,520
Household Durables (0.0%
†
):
299 Einhell Germany AG, Class P, 1.78% 29,587
Household Products (0.1%):
2,084 Henkel AG & Co. KGaA, 2.93% 170,309
Shares Value
Preferred Stocks, continued
Life Sciences Tools & Services (0.0%
†
):
70 Sartorius AG, 0.30% $ 20,237
Machinery (0.0%
†
):
2,224 Jungheinrich AG, 2.27% 92,048
Total Preferred Stocks (Cost $1,271,887) 1,235,121
Contracts
Warrant (0.0%
†
):
Software (0.0%
†
):
201 Constellation Software, Inc., 3/31/40*(b) —
Total Warrant (Cost $—) —
Shares
Unaffiliated Investment Company (1.5%):
Money Market Funds (1.5%):
4,537,767 BlackRock Liquidity FedFund, Institutional Class,
4.14%(c)(d) 4,537,767
Total Unaffiliated Investment Company (Cost $4,537,767) 4,537,767
Total Investment Securities
(Cost $221,466,033 ) — 101.4% (e) 310,211,110
Net other assets (liabilities) — (1.4)% (4,312,219)
Net Assets — 100.0% $ 305,898,891
ADR—American Depository Receipt
NYS—New York Shares
REIT—Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of December 31, 2025. The total value of securities on loan as of December 31, 2025 was $4,296,534.
† Represents less than 0.05%.
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) Security was valued using significant unobservable inputs as of December 31, 2025.
(c) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2025.
(d) The rate represents the effective yield at December 31, 2025.
(e) See Federal Tax Information listed in the Notes to the Financial Statements.
Amounts shown as “—“ are either $0 or round to less than $1.

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of December 31, 2025 :
Country Percentage
Australia 6.1%
Austria 0.8%
Belgium 1.0%
Bermuda 0.1%
Cambodia —%
†
Canada 12 .4%
Chile —%
†
China 0.1%
Curacao 0.1%
Denmark 2.1%
Faroe Islands —%
†
Finland 1.7%
France 7.2%
Georgia 0.1%
Germany 7.2%
Greece —%
†
Hong Kong 1.8%
Ireland 0.8%
Isle of Man —%
†
Israel 1.2%
Italy 2.7%
Japan 21.8%
Liechtenstein —%
†
Luxembourg 0.3%
Macau —%
†
Malaysia —%
†
Mauritius —%
†
Mexico 0.1%
Mongolia —%
†
Netherlands 3.7%
New Zealand 0.3%
Norway 0.7%
Peru —%
†
Poland —%
†
Portugal 0.3%
Singapore 1.2%
South Africa 0.1%
Spain 2.8%
Sweden 2.7%
Switzerland 7.9%
Taiwan, Province Of China —%
†
United Arab Emirates —%
†
United Kingdom 10.8%
United States 1.9%
100.0%
† Represents less than 0.05%.

AZL DFA International Core Equity Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2025
Statement of Operations
For the Year Ended December 31, 2025
Assets:
Investment securities, at cost $ 221,466,033
aaa
aaa
Investment securities, at value(a) $ 310,211,110
Interest and dividends receivable 259,633
Foreign currency, at value (cost $638,503) 638,378
Receivable for investments sold 12,398
Prepaid expenses 1,417
Reclaims receivable 984,300
Total Assets 312,107,236
Liabilities:
Cash overdraft 307,940
Payable for investments purchased 847
Payable for capital shares redeemed 1,053,699
Payable for collateral received on loaned securities 4,537,767
Management fees payable 170,344
Administration fees payable 35,761
Distribution fees payable 65,517
Custodian fees payable 18,233
Administrative and compliance services fees payable 747
Transfer agent fees payable 1,418
Trustee fees payable 2,319
Other accrued liabilities 13,753
Total Liabilities 6,208,345
Commitments and contingent liabilities^
Net Assets
$ 305,898,891
Net Assets Consist of:
Paid-in capital $ 195, 297,132
Total distributable earnings 110, 601,759
Net Assets
$ 305,898,891
Shares of beneficial interest (unlimited number of shares authorized, no par value) 23,943,764
Net Asset Value (offering and redemption price per share) $ 12.78
(a) Includes securities on loan of $4,296,534.
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends $ 11,054,160
Interest 4,872
Income from securities lending 57,730
Foreign withholding tax (1,108,072)
Total Investment Income 10,008,690
Expenses:
Management fees 2,996,273
Administration fees 175,513
Distribution fees 788,493
Custodian fees 107,542
Administrative and compliance services fees 7,059
Transfer agent fees 7,672
Trustee fees 15,462
Professional fees 17,901
Shareholder reports 2,243
Other expenses 7,107
Total expenses before reductions 4,125,265
Less Management fees contractually waived (946,192)
Net expenses 3,179,073
Net Investment Income/(Loss)
6,829,617
Net realized and Change in net unrealized gains/(losses) on
investments:
Net realized gains/(losses) on securities and foreign currencies 19,509,452
Change in net unrealized appreciation/(depreciation) on securities and foreign currencies 68,488,366
Net realized and Change in net unrealized gains/(losses) on
investments
87,997,818
Change in Net Assets Resulting From Operations
$ 94,827,435

AZL DFA International Core Equity Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2025
For the
Year Ended
December 31, 2024
Change In Net Assets:
Operations:
Net investment income/(loss) $ 6,829,617 $ 6,508,925
Net realized gains/(losses) on investments 19,509,452 9,069,283
Change in unrealized appreciation/(depreciation) on investments 68,488,366 (7,015,888)
Change in net assets resulting from operations 94,827,435 8,562,320
Distributions to Shareholders:
Distributions (15,313,405) (20,870,490)
Change in net assets resulting from distributions to shareholders (15,313,405) (20,870,490)
Capital Transactions:
Proceeds from shares issued — 90,600,000
Proceeds from dividends reinvested 15,313,404 20,870,490
Value of shares redeemed (107,074,316) (41,188,585)
Change in net assets resulting from capital transactions (91,760,912) 70,281,905
Change in net assets (12,246,882) 57,973,735
Net Assets:
Beginning of period 318,145,773 260,172,038
End of period $ 305,898,891 $ 318,145,773
Share Transactions:
Shares issued — 8,550,950
Dividends reinvested 1,253,143 1,952,338
Shares redeemed (9,309,752) (3,837,616)
Change in shares (8,056,609) 6,665,672
Amounts shown as “—” are either $0 or round to less than $1.

AZL DFA International Core Equity Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Net Asset Value, Beginning of Period
$9.94 $10.27 $9.37 $12.32 $11.06
Investment Activities:
Net Investment Income/(Loss)(a) 0.25  0.22  0.23  0.24  0.19
Net Realized and Unrealized Gains/(Losses) on Investments 3.21  0.14  1.19  (2.04) 1.25
Total from Investment Activities 3.46  0.36  1.42  (1.80) 1.44
Distributions to Shareholders From:
Net Investment Income (0.31) (0.26) (0.19) (0.26) (0.18)
Net Realized Gains (0.31) (0.43) (0.33) (0.89) —
Total Dividends (0.62) (0.69) (0.52) (1.15) (0.18)
Net Asset Value, End of Period
$12.78 $9.94 $10.27 $9.37 $12.32
Total Return
(b) 35.16% 3.03% 15.93% (13.49)% 13.05%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $305,899 $318,146 $260,172 $191,539 $251,818
Net Investment Income/(Loss) 2.16% 2.08% 2.33% 2.30% 1.61%
Expenses Before Reductions(c) 1.31% 1.34% 1.33% 1.30% 1.31%
Expenses Net of Reductions 1.01% 1.04% 1.03% 1.08% 1.11%
Portfolio Turnover Rate 5% 21% 34% 13% 7%
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.

AZL DFA International Core Equity Fund
Notes to the Financial Statements
December 31, 2025

1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL DFA International
Core Equity Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.

AZL DFA International Core Equity Fund
Notes to the Financial Statements
December 31, 2025

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at December 31, 2025 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent
9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $5,708 during the year ended December 31, 2025. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $4,537,767 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of December 31, 2025. At December 31, 2025, there were no master netting provisions in the securities lending agreement.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2025, the Fund did not engage in any Rule 17a-7 transactions.
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with Dimensional Fund Advisors LP (“DFA” or the
“Subadviser”), DFA provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the
Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager.
The Manager has contractually agreed to waive fees and assume certain expenses of the Fund to limit the annual expenses, excluding (i) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (ii) acquired fund fees and expenses, (iii) taxes, (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (v) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vi) other extraordinary or non-routine expenses (including expenses arising from mergers, acquisitions or similar transactions involving the Fund), based on the average net assets of the Fund, through April 30, 2027.
For the year ended December 31, 2025, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The Manager waived, prior to any application of expense limit, the management fee to 0.65% on all assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2027. The annual rate due to the Subadviser from the Manager is 0.20% of the first $100 million of the Fund's net assets and 0.17% of the Fund's net assets over $100 million.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund’s expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager." At December
31, 2025, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable.
Annual Rate* Annual Expense Limit
AZL DFA International Core Equity Fund 0.95% 1.39%

AZL DFA International Core Equity Fund
Notes to the Financial Statements
December 31, 2025

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and support services to the CCO of the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and, through September 30, 2025, a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the
Fund's average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
In the event that unobservable inputs are used when determining valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement. When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any other information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates.

AZL DFA International Core Equity Fund
Notes to the Financial Statements
December 31, 2025

The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2025 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2025, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Foreign Securities Risk : Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security or other asset may fluctuate significantly due to factors such as changes in general market conditions, including economic, political, and financial conditions, widespread disease or other public health issues, war, military conflict, acts of terrorism, adverse investor sentiment, or instability or other disruptive events in the local, regional or global markets. Certain changes in the U.S. economy, such as a decrease in imports or exports, changes in trade regulations, inflation and/or economic recession, may have an adverse effect on the value of the Fund's securities.
Value Stocks Risk : Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. If the market does not recognize that a selected security is undervalued, the prices of that security might not appreciate as anticipated. Value stocks also may underperform the market for long periods of time.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2025 is $226,612,652. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 48,598,487 $ 255,839,735 $ —
#
$ 304,438,222
Preferred Stocks — 1,235,121 — 1,235,121
Warrant — — —
#
—
Unaffiliated Investment Company 4,537,767 — — 4,537,767
Total Investment Securities $53,136,254 $257,074,856 $— $310,211,110
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
#
Represents the interest in securities that were determined to have a value of zero at December 31, 2025.
Purchases Sales
AZL DFA International Core Equity Fund $15,426,562 $113,774,848
Unrealized appreciation $101,651,470
Unrealized depreciation (18,053,012)
Net unrealized appreciation/(depreciation) $83,598,458

AZL DFA International Core Equity Fund
Notes to the Financial Statements
December 31, 2025

The tax character of dividends paid to shareholders during the year ended December 31, 2025 was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2024 was as follows:
At December 31, 2025, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of December 31, 2025, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 95% of the Fund.
Investment activities of these shareholders could have a material impact to the Fund.
9. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"), subject to the oversight and, when applicable, approval of the Board, the officers of the Trust, as listed in the Trust’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
10. Recent Accounting Pronouncements
During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The
amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction if the quantitative threshold is met. The Fund did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
11. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL DFA International Core Equity Fund $8,651,492 $6,661,913 $15,313,405
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL DFA International Core Equity Fund $8,413,651 $12,456,839 $20,870,490
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
(Depreciation)(a)
Total
Accumulated
Earnings/(Deficit)
AZL DFA International Core Equity Fund $9,894,051 $17,047,756 $— $83,659,952 $110,601,759
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, mark-to-market of passive foreign investment companies and other miscellaneous differences.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Trust and Shareholders of
AZL DFA International Core Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL DFA International Core Equity Fund (one of the
funds constituting Allianz Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended
December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 20, 2026
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2025, 0.03% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.
During the year ended December 31, 2025, the Fund declared net short-term capital gain distributions of $999,534.
During the year ended December 31, 2025, the Fund declared net long-term capital gain distributions of $6,661,913.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Fund during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts
Subject to the general supervision of the Board of Trustees (the “Board” or “Trustees”) and in accordance with the investment objectives and restrictions of each separate series
(together, the “Funds”) of the Allianz Variable Insurance Products Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management
LLC (the “Manager”). As used in this section, “Fund” refers to any of the Funds other than the AZL Moderate Index Strategy Fund. The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon the Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2027 (the “Expense Limitation Agreement”).
Each Fund is a manager-of-managers fund. That means that the Manager is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the investment decisions made for each Fund. The Manager also is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a
Subadviser.
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
The Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to select as a Subadviser. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the
Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods; (b)
Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place a Fund on the watch list for other reasons, and if so, will explain its rationale to the Board. Funds which are on the watch list are subject to additional scrutiny by the Manager and the Board. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board has subsequently considered and approved retention of the new Subadviser.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager and the portfolio management agreements with the Subadvisers (the “Subadvisory Agreements”; and together with the Management Agreement, the “Advisory Contracts”). The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considered many factors, among the most material of which are: the Funds’ investment objectives and long-term performance; the Manager’s and Subadvisers’
(collectively, the “Advisory Organizations”) management philosophy, personnel, processes and investment performance, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Funds by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance
Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) any payments made by the Funds pursuant to Rule 12b-1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Advisory Contracts.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Advisory Contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of Advisory Contracts is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Funds’ investment performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or “peer group” funds), and comments on the reasons for performance; the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Funds’ portfolio securities; the nature, extent and quality of the advisory and other services provided to the Funds by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them;
and relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the Advisory Contracts, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall-out” benefits an Advisory Organization may derive from its relationship with the Funds.
In assessing the Advisory Organizations’ performance of their obligations, the Board may also consider whether there has occurred a circumstance or event that would constitute a reason for it to not renew an Advisory Contract. In this regard, the Board is mindful of the potential disruption of a Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.
The Advisory Contracts were most recently considered at Board meetings held in the summer and fall of 2025. Information relevant to the approval of such Advisory Contracts was considered at Board meetings held June 9 and 10, 2025, and September 23, 2025, as well as at various other meetings preceding those meetings. Accordingly, the Advisory
Contracts were approved by the Board at an in-person meeting on September 23, 2025. At such meeting the Board also approved the Expense Limitation Agreement between the
Manager and the Trust for the period ending April 30, 2027.
In connection with such meetings, the Board requested and evaluated extensive materials from the Advisory Organizations, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Contracts with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager or Subadvisers were present. In reaching their determinations relating to the approval of the Advisory Contracts, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Advisory
Contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Form N-CSR filings must include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager and Subadvisers.
The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. Under the Management Agreement, the Manager holds the sole and exclusive responsibility to provide, or arrange for others to provide, the management of the Funds’ assets and the placement of orders for the purchase and sale of the securities of the Funds. As each Fund is a manager of managers fund, the Manager is authorized, under the Management Agreement, to retain one or more Subadvisers for each Fund to handle day-to-day management of the Funds’ investment portfolios; the Manager is responsible for determining, in the first instance, which investment advisers to recommend to the Board for selection as a Subadviser. The Board was aware that, notwithstanding the retention of the Subadvisers to handle day-to-day portfolio management, the Manager remains responsible for substantial other matters, including continuously monitoring compliance by each Subadviser with the investment policies and restrictions of the respective Funds, with such other limitations or directions of the Board, and with all legal requirements under federal or state law or regulation. The Manager also is responsible primarily to provide statistical information and other data to the Board regarding the Funds’ portfolio investments and to make available to the Funds’ administrator such information as is necessary for the conduct of its duties.
The Board also noted that the Manager provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and the Subadvisers and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted that, for example, the Manager and Subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs are continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Advisory Contracts.
(2) The investment performance of the Funds, the Manager and the Subadvisers.
In connection with every quarterly Board meeting, as well as the summer and fall 2025 contract review process, the Board receives extensive information on the performance results of each of the Funds. This includes performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. The performance information considered includes information on absolute total return, performance versus the appropriate benchmark(s), and performance versus peer groups as reported by Lipper. For example, in connection with the Board meetings held June 9 and 10, 2025, and September
23, 2025, the Manager reported that for the one-year period ended December 31, 2024, five Funds were in the top 40%, two were in the middle 20%, and seven were in the bottom
40% of their respective Lipper peer groups. For the three-year period ended December 31, 2024, six Funds were in the top 40%, three were in the middle 20% and five were in the bottom 40% of their respective Lipper peer groups. For the five-year period ended December 31, 2024, six Funds were in the top 40%, two were in the middle 20%, and six were in the bottom 40% of their respective Lipper peer groups. For Funds which are index funds, the Board each quarter also receives information on the extent, if any, to which such Funds deviate from their particular benchmark index (referred to as “index attribution”).
Three Funds, the AZL Russell Value 1000 Index Fund, the AZL Enhanced Bond Index Fund and the AZL Government Money Market Fund, were in the bottom 40% for all of the one-, three- and five-year periods. The Board had previously met with the portfolio managers of the AZL Government Money Market Fund in June 2023 to receive and review enhanced reporting on each Fund’s current investment strategy, process and outlook. As a result of these discussions and other discussions with representatives of the Manager, the
Board considered the reasons for the underperformance of these Funds, including the headwinds faced by their long-term investment strategies. The Board understood that such underperformance was not a reflection of the nature, extent or quality of services being provided by the respective Subadvisers. The Board also considered the impact of recoupment of previously waived fees on the performance of the AZL Government Money Market Fund during the periods measured.
At the Board meeting held September 23, 2025, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2025.

Thus, at the Board meeting held September 23, 2025, the Board determined that the overall investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Funds.
The Manager supplied information
to the Board pertaining to the level of investment advisory fees to which the Funds are subject. The Manager has agreed to temporarily limit Fund expenses at certain levels, and information is provided to the Board setting forth “contractual” advisory fees and “actual” fees after taking expense limits and any temporary fee waivers into account. The Board noted that the subadvisory fees are paid by the Manager to each Subadviser and are not additional fees borne by the Funds. Based upon the information provided, the “actual”
advisory fees payable by the Funds overall are generally comparable to the average level of fees paid by the Funds’ peer groups. For the 14 Funds reviewed by the Board in the summer and fall of 2025, 12 Funds paid “actual” advisory fees in a percentage amount within the 65th percentile or lower for each Fund’s applicable category. (A lower percentile reflects lower fund fees and is better for fund shareholders.) The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.
Based upon the information provided, the management fee ranking in 2024 for the 14 Funds was as follows: (1) 12 of the Funds had management fee rankings at or below the 65th percentile (with 10 Funds at or below the 50th percentile); (2) for the AZL MSCI Global Equity Index Fund, it was determined that there was poor peer group comparability due to there being only one other fund in the category; and (3) for the AZL T. Rowe Price Capital Appreciation Fund, a temporary management fee reduction was recommended. The Board noted that it had previously considered and approved a temporary reduction in the AZL MSCI Global Equity Index Fund’s management fee, which is in effect through at least April 30,
2027. In addition, the Board also considered that the AZL Enhanced Bond Index Fund’s management fee ranked at the 63rd percentile in the bond index category, but that the Fund’s enhanced bond strategy lacks direct peers.
The Manager has also supplied information to the Board pertaining to total Fund expenses (which include advisory fees, the 25 basis point 12b-1 fee paid by the Funds, and other
Fund expenses). As noted above, the Manager has agreed to limit Fund expenses at certain levels.
The Manager has committed to providing the Funds with a high quality of service and working to reduce Fund expenses over time.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2022 through 2024. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
The Manager, on behalf of the Board, endeavored to obtain information on the profitability of each Subadviser in connection with its relationship with the Fund or Funds which it subadvised. The Manager was unable to obtain consistent profitability information from some of the Subadvisers that would allow the Board to determine the profits derived from the
Subadviser’s relationship to the Fund or Funds, rather than its overall level of profitability. In considering profitability information, the Board considered the possible effect of any fall-
out benefits to the Subadvisers and their affiliates. The Board considered the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization.
The Manager assured the Board that the Subadvisory Agreements with the Subadvisers, none of which are affiliated with the Manager, were negotiated on an “arm’s length” basis, which should not result in excessive profits for the Subadvisers.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.
The Board noted that the advisory fee schedules
for the Funds (other than AZL FIAM Multi-Strategy Fund, AZL FIAM Total Bond Fund, and AZL MSCI Global Equity Index Fund) do not contain breakpoints that reduce the fee rate on assets above specified levels, although certain Subadvisory Agreements have such “breakpoints.” The Board recognized that breakpoints may be an appropriate way for the
Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found that there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June
30, 2025, were approximately $13.4 billion, including assets of affiliated investing funds, and that no single Fund had assets in excess of approximately $3.5 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Advisory Contracts or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in certain Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Advisory Contracts, the
Board concluded that the advisory fees were reasonable, and that the continuation of the Advisory Contracts was in the best interest of the Funds.

ANNRPT1225 02/26
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® DFA U.S. Core Equity Fund
Annual Financial Statements and Other Information
December 31, 2025

AZL® DFA U.S. Core Equity Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information (Unaudited)

Other Information (Form N-CSR Items 8-11) (Unaudited)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks (99.7%):
Aerospace & Defense (2.0%):
1,210 AAR Corp.* $ 100,176
199 AeroVironment, Inc.* 48,136
712 Astronics Corp.* 38,619
415 Astronics Corp., Class B* 22,493
3,933 ATI, Inc.* 451,351
478 Axon Enterprise, Inc.* 271,471
6,392 Boeing Co. (The)* 1,387,831
2,029 BWX Technologies, Inc. 350,692
1,164 Cadre Holdings, Inc. 47,538
1,112 Carpenter Technology Corp. 350,102
685 CPI Aerostructures, Inc.* 2,713
741 Curtiss-Wright Corp. 408,491
625 Ducommun, Inc.* 59,456
2,103 General Dynamics Corp. 707,996
6,591 General Electric Co. 2,030,226
633 HEICO Corp. 204,832
947 HEICO Corp., Class A 239,051
1,861 Hexcel Corp. 137,528
3,256 Howmet Aerospace, Inc. 667,545
1,079 Huntington Ingalls Industries, Inc. 366,936
4,565 Kratos Defense & Security Solutions, Inc.* 346,529
2,751 L3Harris Technologies, Inc. 807,611
5,551 Leonardo DRS, Inc. 189,234
2,580 Lockheed Martin Corp. 1,247,869
2,496 Mercury Systems, Inc.* 182,233
817 Moog, Inc., Class A 198,980
343 National Presto Industries, Inc. 36,619
1,226 Northrop Grumman Corp. 699,077
953 Park Aerospace Corp. 20,337
11,999 RTX Corp. 2,200,617
4,314 Textron, Inc. 376,051
484 TransDigm Group, Inc. 643,647
1,234 V2X, Inc.* 67,315
624 VSE Corp. 107,808
1,291 Woodward, Inc. 390,295
15,407,405
Air Freight & Logistics (0.5%):
3,048 CH Robinson Worldwide, Inc. 489,996
3,483 Expeditors International of Washington, Inc. 519,002
5,781 FedEx Corp. 1,669,899
2,422 GXO Logistics, Inc.* 127,494
1,147 Hub Group, Inc., Class A 48,874
3,266 Radiant Logistics, Inc.* 20,674
11,120 United Parcel Service, Inc., Class B 1,102,993
3,978,932
Automobile Components (0.3%):
2,086 Adient plc* 39,989
6,775 American Axle & Manufacturing Holdings, Inc.* 43,428
5,861 Aptiv plc* 445,963
1,512 Atmus Filtration Technologies, Inc. 78,488
2,846 Autoliv, Inc. 337,820
7,638 BorgWarner, Inc. 344,168
1,256 Cooper-Standard Holdings, Inc.* 41,234
4,066 Dana, Inc. 96,608
938 Dorman Products, Inc.* 115,552
1,423 Fox Factory Holding Corp.* 24,348
4,300 Garrett Motion, Inc. 74,949
Shares Value
Common Stocks, continued
Automobile Components, continued
4,241 Gentex Corp. $ 98,688
999 Gentherm, Inc.* 36,334
9,399 Goodyear Tire & Rubber Co. (The)* 82,335
469 LCI Industries 56,908
997 Lear Corp. 114,256
1,163 Modine Manufacturing Co.* 155,272
1,190 Motorcar Parts of America, Inc.* 14,685
1,410 Patrick Industries, Inc. 152,886
1,374 Phinia, Inc. 86,136
616 Standard Motor Products, Inc. 22,700
587 Stoneridge, Inc.* 3,399
275 Strattec Security Corp.* 20,939
789 Visteon Corp. 75,034
810 XPEL, Inc.* 40,427
2,602,546
Automobiles (1.2%):
97,956 Ford Motor Co. 1,285,183
18,299 General Motors Co. 1,488,075
1,998 Harley-Davidson, Inc.^ 40,939
468 Lucid Group, Inc.*^ 4,947
31,135 Rivian Automotive, Inc., Class A* 613,671
12,581 Tesla, Inc.* 5,657,927
1,140 Thor Industries, Inc. 117,044
655 Winnebago Industries, Inc. 26,540
9,234,326
Banks (5.4%):
859 1st Source Corp. 53,679
504 ACNB Corp. 24,368
1,092 Amalgamated Financial Corp. 34,977
1,132 Amerant Bancorp, Inc. 22,085
2,596 Ameris Bancorp 192,805
704 Ames National Corp. 16,164
1,076 Arrow Financial Corp. 33,786
4,856 Associated Banc-Corp. 125,091
4,554 Atlantic Union Bankshares Corp. 160,756
1,851 Axos Financial, Inc.* 159,482
3,331 Banc of California, Inc. 64,255
994 BancFirst Corp. 105,384
1,817 Bancorp, Inc. (The)* 122,684
210 Bank First Corp. 25,582
61,380 Bank of America Corp. 3,375,900
1,028 Bank of Hawaii Corp. 70,284
724 Bank of Marin Bancorp 18,831
1,870 Bank of NT Butterfield & Son, Ltd. (The) 93,163
3,906 Bank OZK 179,754
1,591 BankFinancial Corp. 19,092
3,131 BankUnited, Inc. 139,549
1,389 Banner Corp. 87,035
433 Bar Harbor Bankshares 13,445
842 BCB Bancorp, Inc. 6,795
3,034 Beacon Financial Corp. 80,007
2,282 BOK Financial Corp.^ 270,326
280 Burke & Herbert Financial Services Corp. 17,447
977 Byline Bancorp, Inc. 28,480
74 C&F Financial Corp. 5,372
5,689 Cadence Bank 243,717
843 Camden National Corp. 36,569

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Banks, continued
489 Capital City Bank Group, Inc. $ 20,817
6,737 Capitol Federal Financial, Inc. 45,879
1,023 Carter Bankshares, Inc.* 20,112
2,578 Cathay General Bancorp 124,749
1,402 Central Pacific Financial Corp. 43,686
377 Chemung Financial Corp. 21,037
15,860 Citigroup, Inc. 1,850,703
943 Citizens & Northern Corp. 19,020
10,595 Citizens Financial Group, Inc. 618,854
604 City Holding Co. 71,997
938 Civista Bancshares, Inc. 20,842
1,465 CNB Financial Corp. 38,339
449 Coastal Financial Corp.* 51,451
56 Colony Bankcorp, Inc. 998
8,632 Columbia Banking System, Inc. 241,264
4,298 Columbia Financial, Inc.* 66,791
4,595 Comerica, Inc. 399,443
4,224 Commerce Bancshares, Inc. 221,084
1,992 Community Financial System, Inc. 114,420
517 Community Trust Bancorp, Inc. 29,210
933 Community West Bancshares 20,992
1,968 ConnectOne Bancorp, Inc. 51,601
2,044 Cullen/Frost Bankers, Inc. 258,832
1,289 Customers Bancorp, Inc.* 94,252
4,697 CVB Financial Corp. 87,364
1,876 Dime Community Bancshares, Inc. 56,449
1,065 Eagle Bancorp, Inc. 22,812
4,246 East West Bancorp, Inc. 477,208
7,314 Eastern Bankshares, Inc. 134,797
1,703 Enterprise Financial Services Corp. 91,962
682 Equity Bancshares, Inc., Class A 30,451
1,329 Farmers National Banc Corp. 17,702
1,860 FB Financial Corp. 103,788
9,933 Fifth Third Bancorp 464,964
1,053 Financial Institutions, Inc. 32,822
6,559 First BanCorp 135,968
814 First Bancorp, Inc. (The) 21,522
1,855 First Bancorp/Southern Pines NC 94,215
2,494 First Busey Corp. 59,332
664 First Business Financial Services, Inc. 36,055
408 First Capital, Inc. 24,154
210 First Citizens BancShares, Inc., Class A 450,698
4,143 First Commonwealth Financial Corp. 69,851
512 First Community Bankshares, Inc. 17,270
3,713 First Financial Bancorp 92,899
4,155 First Financial Bankshares, Inc. 124,110
536 First Financial Corp. 32,385
1,155 First Foundation, Inc.* 7,115
4,829 First Hawaiian, Inc. 122,174
12,540 First Horizon Corp. 299,706
4,307 First Interstate BancSystem, Inc., Class A 149,022
2,381 First Merchants Corp. 89,240
660 First Mid Bancshares, Inc. 25,740
853 Five Star Bancorp 30,520
3,344 Flagstar Financial, Inc. 42,101
2,253 Flushing Financial Corp. 34,178
11,879 FNB Corp. 203,131
7,484 Fulton Financial Corp. 144,666
769 German American Bancorp, Inc. 30,129
Shares Value
Common Stocks, continued
Banks, continued
4,436 Glacier Bancorp, Inc. $ 195,406
397 Great Southern Bancorp, Inc. 24,439
16 Greene County Bancorp, Inc. 356
3,146 Hancock Whitney Corp. 200,337
1,437 Hanmi Financial Corp. 38,842
45 Hawthorn Bancshares, Inc. 1,570
636 HBT Financial, Inc. 16,441
2,010 Heritage Commerce Corp. 24,140
1,197 Heritage Financial Corp. 28,309
2,750 Hilltop Holdings, Inc. 93,335
62 Hingham Institution For Savings (The) 17,606
7,316 Home BancShares, Inc. 203,238
484 HomeTrust Bancshares, Inc. 20,783
5,059 Hope Bancorp, Inc. 55,447
1,071 Horizon Bancorp, Inc. 18,164
24,877 Huntington Bancshares, Inc. 431,616
413 IF Bancorp, Inc. 11,134
1,520 Independent Bank Corp. (Massachusetts) 111,082
855 Independent Bank Corp. (Michigan) 27,813
2,031 International Bancshares Corp. 134,940
34,240 JPMorgan Chase & Co. 11,032,813
2,442 Kearny Financial Corp. 18,095
1,249 Kentucky First Federal Bancorp* 5,808
28,497 KeyCorp 588,178
1,016 Lake Shore Bancorp, Inc. 14,895
788 Lakeland Financial Corp. 44,963
668 Landmark Bancorp, Inc. 17,495
712 LCNB Corp. 11,670
2,203 Live Oak Bancshares, Inc. 75,673
2,402 M&T Bank Corp. 483,955
628 Mechanics Bancorp 9,188
472 Mercantile Bank Corp. 22,703
684 Metrocity Bankshares, Inc. 18,153
407 Metropolitan Bank Holding Corp. 31,079
556 Mid Penn Bancorp, Inc. 17,247
241 Midland States Bancorp, Inc. 5,102
638 MidWestOne Financial Group, Inc. 24,563
1,928 National Bank Holdings Corp., Class A 73,283
514 National Bankshares, Inc. 17,234
2,168 NBT Bancorp, Inc. 90,015
373 Nicolet Bankshares, Inc. 45,245
279 Northeast Bank 28,996
1,501 Northfield Bancorp, Inc. 17,156
5,982 Northwest Bancshares, Inc. 71,784
511 Norwood Financial Corp. 14,334
2,803 OceanFirst Financial Corp. 50,314
1,712 OFG Bancorp 70,158
440 Ohio Valley Banc Corp. 17,591
13,092 Old National Bancorp 292,083
2,225 Old Second Bancorp, Inc. 43,387
1,531 Origin Bancorp, Inc. 57,581
712 Orrstown Financial Services, Inc. 25,219
600 Park National Corp. 91,308
940 Pathward Financial, Inc. 66,740
1,165 Peapack-Gladstone Financial Corp. 32,445
608 Peoples Bancorp of North Carolina, Inc. 22,010
1,117 Peoples Bancorp, Inc. 33,544
2,381 Pinnacle Financial Partners, Inc. 227,171
3,533 PNC Financial Services Group, Inc. (The) 737,443

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Banks, continued
2,454 Popular, Inc. $ 305,572
432 Preferred Bank 40,794
707 Primis Financial Corp. 9,834
2,839 Prosperity Bancshares, Inc. 196,203
679 Provident Financial Holdings, Inc. 10,803
5,890 Provident Financial Services, Inc. 116,327
606 QCR Holdings, Inc. 50,480
487 RBB Bancorp 10,052
16,778 Regions Financial Corp. 454,684
3,404 Renasant Corp. 119,889
917 Republic Bancorp, Inc., Class A 63,264
420 Riverview Bancorp, Inc. 2,108
1,756 S&T Bancorp, Inc. 69,099
1,366 Seacoast Banking Corp. of Florida 42,920
1,694 ServisFirst Bancshares, Inc. 121,612
1,113 Shore Bancshares, Inc. 19,678
1,028 Sierra Bancorp 33,595
5,361 Simmons First National Corp., Class A 101,055
783 SmartFinancial, Inc. 28,963
100 South Plains Financial, Inc. 3,880
561 Southern Missouri Bancorp, Inc. 33,166
950 Southside Bancshares, Inc. 28,870
3,088 Southstate Bank Corp. 290,612
1,230 Stellar Bancorp, Inc. 38,056
1,764 Sterling Bancorp, Inc.* —
1,160 Stock Yards Bancorp, Inc. 75,342
4,320 Synovus Financial Corp. 216,216
1,721 Texas Capital Bancshares, Inc.* 155,819
7,031 TFS Financial Corp. 94,075
490 Tompkins Financial Corp. 35,535
2,786 Towne Bank 92,969
1,020 TriCo Bancshares 48,317
809 Triumph Financial, Inc.* 50,668
18,720 Truist Financial Corp. 921,211
559 TrustCo Bank Corp. 23,103
2,366 Trustmark Corp. 92,156
2,771 UMB Financial Corp. 318,776
4,934 United Bankshares, Inc. 189,466
4,469 United Community Banks, Inc. 139,522
1,190 United Security Bancshares 11,983
42 Unity Bancorp, Inc. 2,172
850 Univest Financial Corp. 27,829
14,460 US Bancorp 771,586
18,723 Valley National Bancorp 218,685
3,318 WaFd, Inc. 106,276
501 Washington Trust Bancorp, Inc. 14,805
5,553 Webster Financial Corp. 349,506
39,429 Wells Fargo & Co. 3,674,783
3,220 WesBanco, Inc. 107,033
1,062 West BanCorp, Inc. 23,566
1,404 Westamerica BanCorp 67,153
3,240 Western Alliance Bancorp 272,387
1,498 Western New England Bancorp, Inc. 18,905
2,219 Wintrust Financial Corp. 310,261
2,305 WSFS Financial Corp. 127,328
5,146 Zions Bancorp NA 301,247
41,381,552
Beverages (0.9%):
285 Boston Beer Co., Inc. (The), Class A* 55,612
Shares Value
Common Stocks, continued
Beverages, continued
1,890 Brown-Forman Corp., Class A $ 49,726
5,717 Brown-Forman Corp., Class B 148,985
732 Celsius Holdings, Inc.* 33,482
38,117 Coca-Cola Co. (The) 2,664,759
2,426 Coca-Cola Consolidated, Inc. 371,906
2,527 Constellation Brands, Inc., Class A 348,625
17,442 Keurig Dr Pepper, Inc. 488,550
838 MGP Ingredients, Inc. 20,363
5,189 Molson Coors Beverage Co., Class B 242,223
5,781 Monster Beverage Corp.* 443,229
2,478 National Beverage Corp.* 79,023
13,909 PepsiCo, Inc. 1,996,220
1,562 Vita Coco Co., Inc. (The)* 82,802
7,025,505
Biotechnology (1.9%):
14,750 AbbVie, Inc. 3,370,227
4,350 ACADIA Pharmaceuticals, Inc.* 116,188
5,117 ADMA Biologics, Inc.* 93,334
3,000 Alector, Inc.* 4,680
4,838 Alkermes plc* 135,367
4,027 Allogene Therapeutics, Inc.* 5,517
603 Alnylam Pharmaceuticals, Inc.* 239,783
4,823 Altimmune, Inc.* 17,411
6,556 Amgen, Inc. 2,145,844
955 Anika Therapeutics, Inc.* 9,178
2,832 Arcus Biosciences, Inc.* 67,487
1,693 Beam Therapeutics, Inc.* 46,930
2,049 Biogen, Inc.* 360,604
2,999 BioMarin Pharmaceutical, Inc.* 178,231
200 Bridgebio Pharma, Inc.* 15,298
2,711 Catalyst Pharmaceuticals, Inc.* 63,275
2,134 CRISPR Therapeutics AG* 111,907
2,822 Day One Biopharmaceuticals, Inc.* 26,301
5,538 Denali Therapeutics, Inc.* 91,432
3,851 Dynavax Technologies Corp.* 59,228
1,656 Emergent BioSolutions, Inc.* 20,468
585 Enanta Pharmaceuticals, Inc.* 9,225
3,099 Exact Sciences Corp.* 314,734
9,408 Exelixis, Inc.* 412,353
5,379 Fate Therapeutics, Inc.* 5,285
12,624 Gilead Sciences, Inc. 1,549,470
430 GRAIL, Inc.* 36,804
2,847 Halozyme Therapeutics, Inc.* 191,603
449 Ideaya Biosciences, Inc.* 15,522
5,459 Incyte Corp.* 539,185
1,060 Insmed, Inc.* 184,482
3,835 Intellia Therapeutics, Inc.* 34,477
258 Ionis Pharmaceuticals, Inc.* 20,410
200 Kodiak Sciences, Inc.* 5,592
505 Krystal Biotech, Inc.* 124,503
1,156 Kura Oncology, Inc.* 12,011
1,449 MacroGenics, Inc.* 2,333
7,460 MannKind Corp.* 42,298
2,956 MiMedx Group, Inc.* 20,012
2,731 Moderna, Inc.* 80,537
2,752 Myriad Genetics, Inc.* 16,925
834 Natera, Inc.* 191,061
2,508 Neurocrine Biosciences, Inc.* 355,710
24,422 PDL BioPharma, Inc.* 10,257

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Biotechnology, continued
1,321 Prothena Corp plc* $ 12,616
903 Regeneron Pharmaceuticals, Inc. 696,999
1,759 REGENXBIO, Inc.* 25,330
3,704 Relay Therapeutics, Inc.* 31,336
2,810 Replimune Group, Inc.* 27,313
2,144 Revolution Medicines, Inc.* 170,770
1,042 Rocket Pharmaceuticals, Inc.* 3,657
18,777 Roivant Sciences, Ltd.* 407,461
2,441 Sarepta Therapeutics, Inc.* 52,530
1,141 United Therapeutics Corp.* 555,952
1,179 Vanda Pharmaceuticals, Inc.* 10,399
2,439 Veracyte, Inc.* 102,682
638 Vericel Corp.* 22,974
1,508 Vertex Pharmaceuticals, Inc.* 683,667
4,355 Vir Biotechnology, Inc.* 26,261
2,359 Viridian Therapeutics, Inc.* 73,412
2,800 Voyager Therapeutics, Inc.* 11,004
2,293 Xencor, Inc.* 35,106
2,020 Zentalis Pharmaceuticals, Inc.* 2,727
14,305,675
Broadline Retail (3.0%):
92,469 Amazon.com, Inc.* 21,343,695
10,705 Coupang, Inc.* 252,531
360 Dillard's, Inc., Class A^ 218,282
8,422 eBay, Inc. 733,556
1,076 Etsy, Inc.* 59,654
11,023 Macy's, Inc. 243,057
1,628 Ollie's Bargain Outlet Holdings, Inc.* 178,445
23,029,220
Building Products (0.8%):
3,282 A O Smith Corp. 219,500
1,208 AAON, Inc. 92,110
1,834 Advanced Drainage Systems, Inc. 265,618
1,489 Allegion plc, ADR 237,079
1,011 Allegion US plc 160,971
515 American Woodmark Corp.* 27,758
351 Apogee Enterprises, Inc. 12,780
1,296 Armstrong World Industries, Inc. 247,666
668 AZZ, Inc. 71,596
3,107 Builders FirstSource, Inc.* 319,679
1,270 Carlisle Cos., Inc. 406,222
10,703 Carrier Global Corp. 565,547
294 CSW Industrials, Inc. 86,298
1,588 Fortune Brands Innovations, Inc. 79,432
930 Gibraltar Industries, Inc.* 45,979
1,168 Griffon Corp. 86,023
7,176 Hayward Holdings, Inc.* 110,869
1,209 Insteel Industries, Inc. 38,289
2,896 Janus International Group, Inc.* 18,940
3,895 JELD-WEN Holding, Inc.* 9,582
5,239 Johnson Controls International plc 627,370
591 Lennox International, Inc. 286,978
4,291 Masco Corp. 272,307
5,076 Masterbrand, Inc.* 56,039
3,189 Owens Corning 356,881
1,160 Quanex Building Products Corp. 17,841
5,771 Resideo Technologies, Inc.* 202,678
1,014 Simpson Manufacturing Co., Inc. 163,731
Shares Value
Common Stocks, continued
Building Products, continued
1,514 Tecnoglass, Inc. $ 76,184
2,200 Trane Technologies plc 856,240
1,382 Trex Co., Inc.* 48,481
1,605 UFP Industries, Inc. 146,135
4,137 Zurn Elkay Water Solutions Corp. 192,329
6,405,132
Capital Markets (3.5%):
902 Acadian Asset Management, Inc. 42,394
870 Affiliated Managers Group, Inc. 250,804
1,822 Ameriprise Financial, Inc. 893,399
1,573 Ares Management Corp., Class A 254,244
2,215 Artisan Partners Asset Management, Inc., Class A 90,239
734 B Riley Financial, Inc.*^ 3,428
9,049 Bank of New York Mellon Corp. (The) 1,050,498
11,120 BGC Group, Inc., Class A 99,302
942 Blackrock, Inc. 1,008,260
3,823 Blackstone, Inc. 589,277
9,227 Carlyle Group, Inc. (The) 545,408
1,527 Cboe Global Markets, Inc. 383,277
14,969 Charles Schwab Corp. (The) 1,495,553
2,421 CME Group, Inc. 661,127
1,614 Cohen & Steers, Inc. 101,327
1,318 Coinbase Global, Inc., Class A* 298,053
190 Diamond Hill Investment Group, Inc. 32,205
1,257 Donnelley Financial Solutions, Inc.* 58,689
1,042 FactSet Research Systems, Inc. 302,378
2,635 Federated Hermes, Inc. 137,204
10,808 Franklin Resources, Inc. 258,203
3,771 Goldman Sachs Group, Inc. (The) 3,314,709
847 Hamilton Lane, Inc., Class A 113,761
211 Hennessy Advisors, Inc. 2,026
1,450 Houlihan Lokey, Inc. 252,576
2,308 Interactive Brokers Group, Inc. 148,427
5,624 Intercontinental Exchange, Inc. 910,863
12,801 Invesco, Ltd. 336,282
5,268 Janus Henderson Group plc 250,599
4,942 Jefferies Financial Group, Inc. 306,256
3,582 KKR & Co., Inc. 456,633
852 Lazard, Inc. 41,373
1,823 LPL Financial Holdings, Inc. 651,121
591 MarketAxess Holdings, Inc. 107,119
1,724 Moelis & Co., Class A 118,508
1,617 Moody's Corp. 826,044
14,947 Morgan Stanley 2,653,541
900 Morningstar, Inc. 195,579
886 MSCI, Inc. 508,325
8,407 Nasdaq, Inc. 816,572
3,240 Northern Trust Corp. 442,552
750 Old Market Capital Corp.* 3,758
1,608 Open Lending Corp.* 2,492
365 Oppenheimer Holdings, Inc., Class A 26,386
502 Piper Sandler Cos. 170,534
394 PJT Partners, Inc., Class A 65,877
3,272 Raymond James Financial, Inc. 525,450
12,403 Robinhood Markets, Inc., Class A* 1,402,779
2,023 S&P Global, Inc. 1,057,200
3,092 SEI Investments Co. 253,606
660 Silvercrest Asset Management Group, Inc., Class A 10,025
4,302 State Street Corp. 555,001

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Capital Markets, continued
2,654 Stifel Financial Corp. $ 332,334
2,232 StoneX Group, Inc.* 212,330
4,711 T. Rowe Price Group, Inc. 482,312
1,632 Tradeweb Markets, Inc., Class A 175,505
1,975 Victory Capital Holdings, Inc., Class A 124,603
3,647 Virtu Financial, Inc., Class A 121,518
384 Virtus Investment Partners, Inc. 62,650
425 Westwood Holdings Group, Inc. 7,314
5,349 WisdomTree, Inc. 65,204
26,665,013
Chemicals (1.3%):
1,366 AdvanSix, Inc. 23,632
2,524 Air Products and Chemicals, Inc. 623,478
1,858 Albemarle Corp. 262,795
1,157 American Vanguard Corp.* 4,420
1,307 Ashland, Inc. 76,682
2,280 Aspen Aerogels, Inc.* 6,452
2,052 Avient Corp. 64,104
8,462 Axalta Coating Systems, Ltd.* 273,407
866 Balchem Corp. 132,810
1,813 Cabot Corp. 120,166
1,578 Celanese Corp. 66,718
5,818 CF Industries Holdings, Inc. 449,964
1,736 Chemours Co. (The) 20,467
10,308 Corteva, Inc. 690,945
9,723 Dow, Inc. 227,324
6,371 DuPont de Nemours, Inc. 256,114
2,670 Eastman Chemical Co. 170,426
2,310 Ecolab, Inc. 606,421
4,830 Ecovyst, Inc.* 46,996
7,321 Element Solutions, Inc. 182,952
2,252 FMC Corp. 31,235
629 Hawkins, Inc. 89,356
1,167 HB Fuller Co. 69,390
4,875 Huntsman Corp. 48,750
1,105 Ingevity Corp.* 65,394
976 Innospec, Inc. 74,703
4,579 International Flavors & Fragrances, Inc. 308,579
1,037 Intrepid Potash, Inc.* 28,756
783 Koppers Holdings, Inc. 21,204
2,011 Kronos Worldwide, Inc. 8,889
4,240 Linde plc 1,807,894
6,086 LyondellBasell Industries NV, Class A 263,524
2,017 Mativ Holdings, Inc. 24,507
1,189 Minerals Technologies, Inc. 72,469
8,816 Mosaic Co. (The) 212,377
329 NewMarket Corp. 226,108
2,958 Olin Corp. 61,615
5,387 Perimeter Solutions, Inc.* 148,304
4,244 PPG Industries, Inc. 434,840
405 Quaker Chemical Corp. 55,611
3,631 Rayonier Advanced Materials, Inc.* 21,387
3,862 RPM International, Inc. 401,648
1,138 Scotts Miracle-Gro Co. (The) 66,402
1,384 Sensient Technologies Corp. 130,027
2,433 Sherwin-Williams Co. (The) 788,365
1,581 Solstice Advanced Materials, Inc.* 76,805
744 Stepan Co. 35,236
5,093 Tronox Holdings plc 21,238
Shares Value
Common Stocks, continued
Chemicals, continued
1,374 Westlake Corp. $ 101,594
10,002,480
Commercial Services & Supplies (0.7%):
1,835 ABM Industries, Inc. 77,620
2,927 ACCO Brands Corp. 10,918
1,392 ACV Auctions, Inc., Class A* 11,164
1,452 Brady Corp., Class A 113,793
3,454 BrightView Holdings, Inc.* 43,762
1,061 Brink's Co. (The) 123,851
1,374 Casella Waste Systems, Inc.* 134,570
718 Cimpress plc* 47,812
3,447 Cintas Corp. 648,277
433 Civeo Corp. 9,903
1,597 Clean Harbors, Inc.* 374,465
7,760 Copart, Inc.* 303,804
1,498 Deluxe Corp. 33,450
5,284 Driven Brands Holdings, Inc.* 78,309
1,613 Ennis, Inc. 29,050
2,503 Enviri Corp.* 44,854
2,148 Healthcare Services Group, Inc.* 41,070
2,171 HNI Corp. 91,269
2,041 Interface, Inc. 56,985
1,201 Liquidity Services, Inc.* 36,402
919 Matthews International Corp., Class A 24,004
2,593 MillerKnoll, Inc. 47,400
400 Montrose Environmental Group, Inc.* 9,932
1,150 MSA Safety, Inc. 184,161
1,552 NL Industries, Inc. 8,489
3,623 OPENLANE, Inc.* 107,893
4,712 Pitney Bowes, Inc. 49,806
1,003 Pursuit Attractions and Hospitality, Inc.* 33,781
2,606 Quad/Graphics, Inc. 16,340
3,273 Republic Services, Inc. 693,647
6,415 Rollins, Inc. 385,028
4,988 Tetra Tech, Inc. 167,298
615 UniFirst Corp. 118,633
3,794 Veralto Corp. 378,565
4,135 Vestis Corp. 27,580
4,134 Waste Management, Inc. 908,281
5,472,166
Communications Equipment (0.7%):
752 Applied Optoelectronics, Inc.* 26,215
5,637 Arista Networks, Inc.* 738,616
1,420 Calix, Inc.* 75,161
2,745 Ciena Corp.* 641,973
25,073 Cisco Systems, Inc. 1,931,373
756 Comtech Telecommunications Corp.* 3,999
1,262 Digi International, Inc.* 54,632
1,577 F5, Inc.* 402,545
2,194 Harmonic, Inc.* 21,699
909 KVH Industries, Inc.* 6,336
1,037 Lumentum Holdings, Inc.* 382,228
1,976 Motorola Solutions, Inc. 757,440
1,010 NETGEAR, Inc.* 24,775
2,564 NetScout Systems, Inc.* 69,382
3,679 Ribbon Communications, Inc.* 10,595
2,004 Viasat, Inc.* 69,058

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Communications Equipment, continued
4,738 Viavi Solutions, Inc.* $ 84,431
5,300,458
Construction & Engineering (0.7%):
3,719 AECOM 354,532
10,917 API Group Corp.* 417,684
1,726 Arcosa, Inc. 183,508
349 Argan, Inc. 109,349
125 Cadeler A/S, ADR* 2,324
571 Comfort Systems USA, Inc. 532,909
1,733 Concrete Pumping Holdings, Inc. 11,628
970 Construction Partners, Inc., Class A* 105,294
858 Dycom Industries, Inc.* 289,918
889 EMCOR Group, Inc. 543,881
1,495 Everus Construction Group, Inc.* 127,912
3,709 Fluor Corp.* 146,988
1,277 Granite Construction, Inc. 147,302
2,266 Great Lakes Dredge & Dock Corp.* 29,730
572 IES Holdings, Inc.* 222,519
300 Limbach Holdings, Inc.* 23,355
2,185 MasTec, Inc.* 474,953
1,750 Matrix Service Co.* 20,475
475 MYR Group, Inc.* 103,788
2,101 Orion Group Holdings, Inc.* 20,884
1,692 Primoris Services Corp. 210,045
1,527 Quanta Services, Inc. 644,486
886 Sterling Infrastructure, Inc.* 271,320
1,648 Tutor Perini Corp. 110,449
564 Valmont Industries, Inc. 226,908
6,523 WillScot Holdings Corp. 122,828
5,454,969
Construction Materials (0.3%):
3,861 CRH plc 481,853
1,149 Eagle Materials, Inc. 237,475
1,880 Knife River Corp.* 132,258
882 Martin Marietta Materials, Inc. 549,186
655 United States Lime & Minerals, Inc. 78,430
1,970 Vulcan Materials Co. 561,883
2,041,085
Consumer Finance (0.8%):
7,388 Ally Financial, Inc. 334,603
5,103 American Express Co. 1,887,855
283 Atlanticus Holdings Corp.* 18,947
1,206 Bread Financial Holdings, Inc. 89,280
5,657 Capital One Financial Corp. 1,371,031
1,912 Consumer Portfolio Services, Inc.*^ 17,839
322 Credit Acceptance Corp.*^ 142,794
986 Enova International, Inc.* 154,999
3,948 EZCORP, Inc., Class A* 76,670
1,545 FirstCash Holdings, Inc. 246,242
1,425 Green Dot Corp., Class A* 18,254
5,431 LendingClub Corp.* 102,863
194 LendingTree, Inc.* 10,300
5,097 Navient Corp. 66,261
1,103 Nelnet, Inc., Class A 146,655
4,076 OneMain Holdings, Inc. 275,334
1,683 PRA Group, Inc.* 29,772
1,271 PROG Holdings, Inc. 37,482
Shares Value
Common Stocks, continued
Consumer Finance, continued
568 Regional Management Corp. $ 22,010
5,562 SLM Corp. 150,508
16,883 SoFi Technologies, Inc.* 441,997
6,052 Synchrony Financial 504,918
237 World Acceptance Corp.* 33,272
6,179,886
Consumer Staples Distribution & Retail (1.9%):
21,120 Albertsons Cos., Inc., Class A 362,631
1,137 Andersons, Inc. (The) 60,454
4,192 BJ's Wholesale Club Holdings, Inc.* 377,406
964 Casey's General Stores, Inc. 532,813
1,143 Chefs' Warehouse, Inc. (The)* 71,243
3,565 Costco Wholesale Corp. 3,074,242
3,569 Dollar General Corp. 473,856
4,820 Dollar Tree, Inc.* 592,908
3,290 Grocery Outlet Holding Corp.* 33,229
613 Ingles Markets, Inc., Class A 42,021
20,219 Kroger Co. (The) 1,263,283
5,908 Maplebear, Inc.* 265,742
1,720 Natural Grocers by Vitamin Cottage, Inc. 43,086
4,324 Performance Food Group Co.* 388,814
896 PriceSmart, Inc. 109,912
2,972 Sprouts Farmers Market, Inc.* 236,779
8,142 Sysco Corp. 599,984
8,897 Target Corp. 869,682
2,137 United Natural Foods, Inc.* 71,953
7,588 US Foods Holding Corp.* 571,528
738 Village Super Market, Inc., Class A 26,122
37,654 Walmart, Inc. 4,195,032
857 Weis Markets, Inc. 54,925
14,317,645
Containers & Packaging (0.5%):
54,299 Amcor plc, ADR 452,854
1,453 AptarGroup, Inc. 177,208
14,926 Ardagh Metal Packaging SA 61,196
2,277 Avery Dennison Corp. 414,141
6,941 Ball Corp. 367,665
4,073 Crown Holdings, Inc. 419,397
12,138 Graphic Packaging Holding Co. 182,798
930 Greif, Inc., Class A 62,961
710 Greif, Inc., Class B 53,030
6,807 International Paper Co. 268,128
1,253 Myers Industries, Inc. 23,456
5,191 O-I Glass, Inc.* 76,619
2,974 Packaging Corp. of America 613,328
2,939 Sealed Air Corp. 121,763
2,874 Silgan Holdings, Inc. 116,023
10,188 Smurfit WestRock plc 393,970
2,731 Sonoco Products Co. 119,181
1,718 TriMas Corp. 60,903
3,984,621
Distributors (0.1%):
3,656 Genuine Parts Co. 449,542
981 Gold.com, Inc. 33,403
7,407 LKQ Corp. 223,691
795 Pool Corp. 181,856

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Distributors, continued
811 Weyco Group, Inc. $ 24,809
913,301
Diversified Consumer Services (0.3%):
30,080 ADT, Inc. 242,746
1,050 Adtalem Global Education, Inc.* 108,644
541 American Public Education, Inc.* 20,450
1,437 Bright Horizons Family Solutions, Inc.* 145,712
418 Carriage Services, Inc. 17,681
5,672 Chegg, Inc.* 5,275
1,590 Coursera, Inc.* 11,702
510 Duolingo, Inc.* 89,505
2,016 Frontdoor, Inc.* 116,303
112 Graham Holdings Co., Class B 123,043
859 Grand Canyon Education, Inc.* 142,860
1,825 H&R Block, Inc. 79,534
5,856 Laureate Education, Inc.* 197,172
1,139 Liberty Live Holdings, Inc., Class A* 92,829
2,653 Liberty Live Holdings, Inc., Class C* 220,624
7,888 Mister Car Wash, Inc.* 43,857
2,352 OneSpaWorld Holdings, Ltd. 48,780
2,522 Perdoceo Education Corp. 73,970
3,911 Service Corp. International 304,941
1,012 Strategic Education, Inc. 81,162
1,470 Stride, Inc.* 95,447
1,696 Universal Technical Institute, Inc.* 44,316
2,306,553
Diversified Telecommunication Services (0.8%):
398 Anterix, Inc.* 8,688
89,082 AT&T, Inc. 2,212,797
461 ATN International, Inc. 10,511
2,167 EchoStar Corp., Class A* 235,553
9,754 Frontier Communications Parent, Inc.* 371,335
2,352 GCI Liberty, Inc.* —
66 GCI Liberty, Inc., Class A* 2,433
1,147 GCI Liberty, Inc., Class C* 42,680
1,080 IDT Corp., Class B 55,307
3,924 Iridium Communications, Inc. 68,199
7,752 Liberty Global, Ltd., Class A* 86,357
7,480 Liberty Global, Ltd., Class C* 82,579
1,489 Liberty Latin America, Ltd., Class A* 11,004
4,963 Lumen Technologies, Inc.* 38,563
1,333 Shenandoah Telecommunications Co. 15,409
78,468 Verizon Communications, Inc. 3,196,002
6,437,417
Electric Utilities (1.2%):
5,415 Alliant Energy Corp. 352,029
5,812 American Electric Power Co., Inc. 670,182
2,679 Constellation Energy Corp. 946,410
6,496 Duke Energy Corp. 761,396
3,534 Edison International 212,111
4,944 Entergy Corp. 456,974
4,917 Evergy, Inc. 356,433
4,109 Eversource Energy 276,659
10,959 Exelon Corp. 477,703
6,290 FirstEnergy Corp. 281,603
1,272 Genie Energy, Ltd., Class B 17,528
1,318 Hawaiian Electric Industries, Inc.* 16,211
Shares Value
Common Stocks, continued
Electric Utilities, continued
1,110 IDACORP, Inc. $ 140,482
1,002 MGE Energy, Inc. 78,577
15,262 NextEra Energy, Inc. 1,225,233
3,549 NRG Energy, Inc. 565,143
4,688 OGE Energy Corp. 200,178
486 Oklo, Inc.* 34,875
974 Otter Tail Corp. 78,709
17,484 PG&E Corp. 280,968
2,502 Pinnacle West Capital Corp. 221,927
1,932 Portland General Electric Co. 92,717
8,345 PPL Corp. 292,242
8,776 Southern Co. (The) 765,267
2,496 TXNM Energy, Inc. 146,965
6,267 Xcel Energy, Inc. 462,881
9,411,403
Electrical Equipment (1.0%):
882 Acuity, Inc. 317,555
424 Allient, Inc. 22,790
3,420 AMETEK, Inc. 702,160
1,088 Atkore, Inc. 68,816
3,238 Bloom Energy Corp., Class A* 281,350
2,347 Eaton Corp. plc 747,543
4,723 Emerson Electric Co. 626,837
1,312 EnerSys 192,536
326 FuelCell Energy, Inc.* 2,383
1,473 GE Vernova, Inc. 962,709
1,272 Generac Holdings, Inc.* 173,463
1,142 Hubbell, Inc. 507,174
1,831 LSI Industries, Inc. 33,544
3,753 Nextpower, Inc., Class A* 326,924
4,320 nVent Electric plc 440,510
14,602 Plug Power, Inc.* 28,766
343 Powell Industries, Inc. 109,341
300 Preformed Line Products Co. 62,013
1,493 Regal Rexnord Corp. 209,498
1,242 Rockwell Automation, Inc. 483,225
2,405 Sensata Technologies Holding plc 80,062
3,376 Shoals Technologies Group, Inc., Class A* 28,696
3,407 Sunrun, Inc.* 62,689
1,298 Thermon Group Holdings, Inc.* 48,234
4,237 Vertiv Holdings Co., Class A 686,436
604 Vicor Corp.* 66,198
7,271,452
Electronic Equipment, Instruments & Components (1.3%):
825 Advanced Energy Industries, Inc. 172,730
10,454 Amphenol Corp., Class A 1,412,754
1,518 Arrow Electronics, Inc.* 167,253
2,768 Avnet, Inc. 133,085
592 Badger Meter, Inc. 103,251
550 Bel Fuse, Inc., Class B 93,297
1,156 Belden, Inc. 134,732
1,054 Benchmark Electronics, Inc. 45,069
2,087 CDW Corp. 284,249
200 Climb Global Solutions, Inc. 20,558
1,563 Cognex Corp. 56,237
2,669 Coherent Corp.* 492,617
6,527 Corning, Inc. 571,504
1,712 Crane NXT Co. 80,584

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
1,231 CTS Corp. $ 52,773
2,838 Daktronics, Inc.* 56,107
1,053 ePlus, Inc. 92,348
642 Fabrinet* 292,290
9,796 Flex, Ltd.* 591,874
640 Frequency Electronics, Inc.* 34,458
430 Insight Enterprises, Inc.* 35,032
1,251 IPG Photonics Corp.* 89,572
1,409 Itron, Inc.* 130,840
3,112 Jabil, Inc. 709,598
2,286 Keysight Technologies, Inc.* 464,492
1,603 Kimball Electronics, Inc.* 44,595
3,669 Knowles Corp.* 78,627
1,093 Life360, Inc.*^ 70,105
415 Littelfuse, Inc. 104,962
1,471 Methode Electronics, Inc. 9,767
6,599 Mirion Technologies, Inc.* 154,549
1,008 Napco Security Technologies, Inc. 42,034
373 Novanta, Inc.* 44,383
594 OSI Systems, Inc.*^ 151,506
1,121 PC Connection, Inc. 64,749
785 Plexus Corp.* 115,395
2,063 Ralliant Corp. 105,027
581 Rogers Corp.* 53,202
1,738 Sanmina Corp.* 260,822
738 ScanSource, Inc.* 28,826
2,181 TD SYNNEX Corp. 327,652
4,280 TE Connectivity plc 973,743
770 Teledyne Technologies, Inc.* 393,262
4,437 TTM Technologies, Inc.* 306,153
3,058 Vishay Intertechnology, Inc. 44,310
5,158 Vontier Corp. 191,774
1,123 Zebra Technologies Corp.* 272,687
10,155,434
Energy Equipment & Services (0.6%):
5,227 Archrock, Inc. 136,007
3,346 Atlas Energy Solutions, Inc.^ 31,519
16,240 Baker Hughes Co. 739,570
519 Bristow Group, Inc.* 19,006
1,828 Cactus, Inc., Class A 83,503
1,337 Core Laboratories, Inc. 21,432
562 DMC Global, Inc.* 3,760
1,095 Expro Group Holdings NV* 14,618
1,078 Expro Group Holdings NV, ADR* 14,391
306 Forum Energy Technologies, Inc.* 11,307
760 Geospace Technologies Corp.* 12,852
1,086 Gulf Island Fabrication, Inc.* 12,999
21,000 Halliburton Co. 593,460
5,456 Helix Energy Solutions Group, Inc.* 34,209
2,507 Helmerich & Payne, Inc. 71,901
1,028 Innovex International, Inc.* 22,482
3,291 Kodiak Gas Services, Inc. 123,083
6,339 Liberty Energy, Inc. 117,018
1,436 Mammoth Energy Services, Inc.* 2,657
935 Natural Gas Services Group, Inc. 31,463
2,249 Noble Corp plc 63,512
6,806 NOV, Inc. 106,378
4,015 Oceaneering International, Inc.* 96,480
3,066 Oil States International, Inc.* 20,757
Shares Value
Common Stocks, continued
Energy Equipment & Services, continued
3,281 ProPetro Holding Corp.* $ 31,202
3,679 RPC, Inc. 20,014
493 SEACOR Marine Holdings, Inc.* 2,968
1,954 Seadrill, Ltd.* 67,608
3,974 Select Water Solutions, Inc. 41,806
24,475 SLB, Ltd. 939,351
15,197 TechnipFMC plc 677,178
4,086 TETRA Technologies, Inc.* 38,286
1,878 Tidewater, Inc.* 94,858
21,064 Transocean, Ltd.* 86,994
1,518 Valaris, Ltd.* 76,507
2,446 Weatherford International plc 191,424
4,652,560
Entertainment (1.4%):
247 Atlanta Braves Holdings, Inc.* 10,495
1,311 Atlanta Braves Holdings, Inc., ADR* 51,719
4,218 Cinemark Holdings, Inc. 98,026
3,641 Electronic Arts, Inc. 743,966
2,003 IMAX Corp.* 74,031
619 Liberty Media Corp.-Liberty Formula One, Class A* 55,326
2,832 Liberty Media Corp.-Liberty Formula One, Class C* 278,980
6,794 Lionsgate Studios Corp.* 62,029
2,986 Live Nation Entertainment, Inc.* 425,505
894 Madison Square Garden Entertainment Corp.* 48,178
1,459 Marcus Corp. (The) 22,629
41,030 Netflix, Inc.* 3,846,973
3,096 ROBLOX Corp., Class A* 250,869
3,328 Roku, Inc.* 361,055
894 Sphere Entertainment Co.* 85,001
860 Spotify Technology SA* 499,411
1,221 Take-Two Interactive Software, Inc.* 312,613
547 TKO Group Holdings, Inc. 114,323
16,185 Walt Disney Co. (The) 1,841,367
38,783 Warner Bros Discovery, Inc.* 1,117,726
3,625 Warner Music Group Corp., Class A 111,179
10,411,401
Financial Services (3.6%):
3,675 Affirm Holdings, Inc.* 273,530
3,381 Apollo Global Management, Inc. 489,434
16,173 Berkshire Hathaway, Inc., Class B* 8,129,359
7,015 Block, Inc.* 456,606
2,687 Cantaloupe, Inc.* 28,536
687 Cass Information Systems, Inc. 28,524
22,159 Corebridge Financial, Inc. 668,537
1,715 Corpay, Inc.* 516,095
2,817 Enact Holdings, Inc. 111,666
5,674 Equitable Holdings, Inc. 270,366
3,314 Essent Group, Ltd. 215,443
1,694 Euronet Worldwide, Inc.* 128,930
1,053 EVERTEC, Inc. 30,632
403 Federal Agricultural Mortgage Corp., Class C 70,755
7,974 Fidelity National Information Services, Inc. 529,952
5,587 Fiserv, Inc.* 375,279
2,700 Flywire Corp.* 38,232
4,256 Global Payments, Inc. 329,414
1,320 International Money Express, Inc.* 20,275
2,069 Jack Henry & Associates, Inc. 377,551
2,670 Jackson Financial, Inc., Class A 284,756

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Financial Services, continued
11,557 Marqeta, Inc., Class A* $ 54,896
8,990 Mastercard, Inc., Class A 5,132,211
1,982 Merchants Bancorp 67,507
8,579 MGIC Investment Corp. 250,678
2,633 NCR Atleos Corp.* 100,344
3,107 NMI Holdings, Inc.* 126,735
465 Onity Group, Inc.* 21,292
1,242 Paymentus Holdings, Inc., Class A* 39,235
8,549 Payoneer Global, Inc.* 48,045
14,238 PayPal Holdings, Inc. 831,214
1,468 Paysafe, Ltd.* 11,876
1,903 PennyMac Financial Services, Inc. 250,892
4,334 Radian Group, Inc. 155,981
4,683 Remitly Global, Inc.* 64,625
3,168 Repay Holdings Corp.* 11,563
19,920 Rocket Cos., Inc., Class A 385,651
3,907 Toast, Inc., Class A* 138,738
1,200 Velocity Financial, Inc.* 24,912
16,592 Visa, Inc., Class A 5,818,980
2,716 Voya Financial, Inc. 202,315
859 Walker & Dunlop, Inc. 51,669
728 Waterstone Financial, Inc. 12,048
13,449 Western Union Co. (The) 125,210
1,064 WEX, Inc.* 158,515
27,459,004
Food Products (0.8%):
6,678 Archer-Daniels-Midland Co. 383,918
2,035 B&G Foods, Inc. 8,750
3,050 Bunge Global SA 271,694
270 Calavo Growers, Inc. 5,872
1,746 Cal-Maine Foods, Inc. 138,929
7,417 Campbell's Company (The) 206,712
10,194 Conagra Brands, Inc. 176,458
2,669 Darling Ingredients, Inc.* 96,084
3,515 Dole plc 52,690
1,004 Farmer Bros. Co.* 1,466
4,611 Flowers Foods, Inc. 50,168
2,403 Fresh Del Monte Produce, Inc. 85,619
585 Freshpet, Inc.* 35,644
12,544 General Mills, Inc. 583,296
2,250 Hain Celestial Group, Inc. (The)* 2,407
2,945 Hershey Co. (The) 535,931
11,394 Hormel Foods Corp. 270,038
2,239 Ingredion, Inc. 246,872
518 J & J Snack Foods Corp. 46,812
3,325 JM Smucker Co. (The) 325,218
300 John B Sanfilippo & Son, Inc. 21,180
14,999 Kraft Heinz Co. (The) 363,726
4,902 Lamb Weston Holdings, Inc. 205,345
916 Marzetti Company (The) 150,609
4,436 McCormick & Co., Inc. 302,136
778 McCormick & Co., Inc. (Maryland) 52,912
3,145 Mission Produce, Inc.* 36,482
13,015 Mondelez International, Inc., Class A 700,597
4,602 Pilgrim's Pride Corp. 179,432
1,982 Post Holdings, Inc.* 196,317
29 Seaboard Corp. 128,900
266 Seneca Foods Corp., Class A* 29,427
3,683 Simply Good Foods Co. (The)* 73,955
Shares Value
Common Stocks, continued
Food Products, continued
1,137 Tootsie Roll Industries, Inc. $ 41,648
1,335 TreeHouse Foods, Inc.* 31,493
4,785 Tyson Foods, Inc., Class A 280,497
1,200 Utz Brands, Inc. 12,456
1,400 Vital Farms, Inc.* 44,716
6,376,406
Gas Utilities (0.2%):
1,639 Atmos Energy Corp. 274,745
685 Chesapeake Utilities Corp. 85,460
6,133 MDU Resources Group, Inc. 119,716
2,460 National Fuel Gas Co. 196,948
3,823 New Jersey Resources Corp. 176,317
1,716 Northwest Natural Holding Co. 80,206
1,398 ONE Gas, Inc. 107,995
232 RGC Resources, Inc. 4,942
1,749 Southwest Gas Holdings, Inc. 139,955
1,483 Spire, Inc. 122,644
4,746 UGI Corp. 177,643
1,486,571
Ground Transportation (1.0%):
627 ArcBest Corp. 46,517
838 Covenant Logistics Group, Inc. 18,469
39,810 CSX Corp. 1,443,112
1,925 Heartland Express, Inc. 17,383
14,347 Hertz Global Holdings, Inc.*^ 73,744
3,512 JB Hunt Transport Services, Inc. 682,522
4,007 Knight-Swift Transportation Holdings, Inc. 209,486
357 Landstar System, Inc. 51,301
3,042 Marten Transport, Ltd. 34,618
3,912 Norfolk Southern Corp. 1,129,473
2,886 Old Dominion Freight Line, Inc. 452,525
1,600 PAMT Corp.* 19,328
4,704 RXO, Inc.* 59,458
1,466 Ryder System, Inc. 280,578
378 Saia, Inc.* 123,424
3,510 Schneider National, Inc., Class B 93,120
11,865 Uber Technologies, Inc.* 969,489
670 U-Haul Holding Co., Class A* 33,775
5,327 U-Haul Holding Co., Class B 248,984
6,043 Union Pacific Corp. 1,397,867
1,564 Universal Logistics Holdings, Inc. 23,757
2,380 Werner Enterprises, Inc. 71,424
2,834 XPO, Inc.* 385,169
7,865,523
Health Care Equipment & Supplies (1.7%):
15,473 Abbott Laboratories 1,938,612
2,269 Accuray, Inc.* 1,871
1,146 Align Technology, Inc.* 178,948
912 AngioDynamics, Inc.* 11,710
1,619 Artivion, Inc.* 73,843
1,507 AtriCure, Inc.* 59,617
1,629 Avanos Medical, Inc.* 18,294
7,103 Baxter International, Inc. 135,738
4,003 Becton Dickinson & Co. 776,862
10,001 Boston Scientific Corp.* 953,595
1,408 CONMED Corp. 57,165
4,120 Cooper Cos., Inc. (The)* 337,675

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
4,674 DENTSPLY SIRONA, Inc. $ 53,424
4,104 Dexcom, Inc.* 272,382
4,976 Edwards Lifesciences Corp.* 424,204
994 Embecta Corp. 11,809
1,499 Enovis Corp.* 39,933
5,573 Envista Holdings Corp.* 120,990
5,900 GE HealthCare Technologies, Inc. 483,918
2,168 Globus Medical, Inc.* 189,288
1,277 Haemonetics Corp.* 102,352
5,374 Hologic, Inc.* 400,309
612 ICU Medical, Inc.* 87,314
972 IDEXX Laboratories, Inc.* 657,587
433 Inogen, Inc.* 2,910
430 Inspire Medical Systems, Inc.* 39,659
1,321 Insulet Corp.* 375,481
979 Integer Holdings Corp.* 76,783
2,383 Integra LifeSciences Holdings Corp.* 29,597
1,854 Intuitive Surgical, Inc.* 1,050,031
400 iRadimed Corp. 38,912
1,570 Lantheus Holdings, Inc.* 104,483
619 LeMaitre Vascular, Inc. 50,201
725 LENSAR, Inc.* 8,432
983 LivaNova plc* 60,484
355 Masimo Corp.* 46,171
11,419 Medtronic plc 1,096,909
1,592 Merit Medical Systems, Inc.* 140,319
6,551 Neogen Corp.* 45,791
1,974 Omnicell, Inc.* 89,422
2,205 OraSure Technologies, Inc.* 5,336
825 Orthofix Medical, Inc.* 12,507
1,309 OrthoPediatrics Corp.* 23,248
616 Penumbra, Inc.* 191,521
1,798 QuidelOrtho Corp.* 51,351
1,711 ResMed, Inc. 412,129
1,128 Solventum Corp.* 89,383
1,569 STAAR Surgical Co.* 36,228
1,554 STERIS plc 393,970
2,172 Stryker Corp. 763,393
749 Teleflex, Inc. 91,408
193 UFP Technologies, Inc.* 42,852
227 Utah Medical Products, Inc. 12,703
1,100 Varex Imaging Corp.* 12,815
3,451 Zimmer Biomet Holdings, Inc. 310,314
13,092,183
Health Care Providers & Services (1.9%):
2,574 Acadia Healthcare Co., Inc.* 36,525
2,580 Accendra Health, Inc.* 7,224
5,283 AdaptHealth Corp.* 52,619
643 Addus HomeCare Corp.* 69,052
730 AMN Healthcare Services, Inc.* 11,505
1,845 Astrana Health, Inc.* 45,774
9,264 Brookdale Senior Living, Inc.* 99,959
2,608 Cardinal Health, Inc. 535,944
431 Castle Biosciences, Inc.* 16,766
2,902 Cencora, Inc. 980,151
7,987 Centene Corp.* 328,665
369 Chemed Corp. 157,880
3,164 Cigna Group (The) 870,828
5,028 Community Health Systems, Inc.* 15,687
Shares Value
Common Stocks, continued
Health Care Providers & Services, continued
4,538 Concentra Group Holdings Parent, Inc. $ 89,308
1,197 CorVel Corp.* 81,001
1,732 Cross Country Healthcare, Inc.* 14,029
11,586 CVS Health Corp. 919,465
1,379 DaVita, Inc.* 156,668
2,819 Elevance Health, Inc. 988,201
3,723 Encompass Health Corp. 395,159
1,271 Enhabit, Inc.* 11,719
1,695 Ensign Group, Inc. (The) 295,269
790 Fulgent Genetics, Inc.* 20,753
451 Guardant Health, Inc.* 46,065
1,458 HCA Healthcare, Inc. 680,682
2,271 HealthEquity, Inc.* 208,046
3,879 Henry Schein, Inc.* 293,175
1,734 Humana, Inc. 444,129
1,529 InfuSystem Holdings, Inc.* 13,715
2,011 Kiniksa Pharmaceuticals International plc* 82,954
1,601 Labcorp Holdings, Inc. 401,659
1,043 McKesson Corp. 855,563
1,384 Molina Healthcare, Inc.* 240,179
575 National HealthCare Corp. 78,827
819 National Research Corp. 15,373
2,819 NeoGenomics, Inc.* 33,151
10,235 OPKO Health, Inc.* 12,896
5,126 Option Care Health, Inc.* 163,314
4,528 Pediatrix Medical Group, Inc.* 96,854
792 Pennant Group, Inc. (The)* 22,295
3,140 Privia Health Group, Inc.* 74,449
2,024 Progyny, Inc.* 51,976
2,702 Quest Diagnostics, Inc. 468,878
2,093 RadNet, Inc.* 149,336
5,624 Select Medical Holdings Corp. 83,516
3,605 Surgery Partners, Inc.* 55,697
3,072 Tenet Healthcare Corp.* 610,468
7,136 UnitedHealth Group, Inc. 2,355,665
1,769 Universal Health Services, Inc., Class B 385,677
542 US Physical Therapy, Inc. 42,325
14,167,015
Health Care Technology (0.1%):
447 American Well Corp., Class A* 2,195
5,067 Certara, Inc.* 44,640
3,003 Definitive Healthcare Corp.* 8,618
2,865 Doximity, Inc., Class A* 126,862
3,122 Evolent Health, Inc., Class A* 12,488
3,097 GoodRx Holdings, Inc., Class A* 8,393
1,056 Health Catalyst, Inc.* 2,524
1,357 HealthStream, Inc. 31,306
1,588 Phreesia, Inc.* 26,869
859 Schrodinger, Inc.* 15,359
394 Simulations Plus, Inc.* 7,183
5,449 Teladoc Health, Inc.* 38,143
339 TruBridge, Inc.* 7,482
1,445 Veeva Systems, Inc., Class A* 322,567
654,629
Hotels, Restaurants & Leisure (1.9%):
2,651 Airbnb, Inc., Class A* 359,794
6,558 Aramark 241,728
6 Biglari Holdings, Inc., Class A* 10,440

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
67 Biglari Holdings, Inc., Class B* $ 22,273
1,126 BJ's Restaurants, Inc.* 44,364
4,525 Bloomin' Brands, Inc. 27,919
275 Booking Holdings, Inc. 1,472,716
1,059 Boyd Gaming Corp. 90,269
992 Brinker International, Inc.* 142,372
3,815 Caesars Entertainment, Inc.* 89,233
19,031 Carnival Corp.* 581,207
2,182 Cheesecake Factory, Inc. (The) 110,147
12,672 Chipotle Mexican Grill, Inc.* 468,864
1,340 Choice Hotels International, Inc.^ 127,648
1,209 Churchill Downs, Inc. 137,560
718 Cracker Barrel Old Country Store, Inc.^ 18,237
1,966 Darden Restaurants, Inc. 361,783
1,810 Dave & Buster's Entertainment, Inc.* 29,340
1,239 Denny's Corp.* 7,707
362 Dine Brands Global, Inc. 11,635
703 Domino's Pizza, Inc. 293,024
1,751 DoorDash, Inc., Class A* 396,566
5,185 DraftKings, Inc.* 178,675
2,413 Dutch Bros, Inc., Class A* 147,724
1,288 El Pollo Loco Holdings, Inc.* 13,472
1,889 Expedia Group, Inc. 535,173
2,093 First Watch Restaurant Group, Inc.* 31,562
315 Flutter Entertainment plc* 67,738
4,503 Global Business Travel Group I* 34,448
2,695 Hilton Grand Vacations, Inc.* 120,601
2,574 Hilton Worldwide Holdings, Inc. 739,381
789 Hyatt Hotels Corp., Class A 126,492
6,834 Krispy Kreme, Inc. 27,473
7,352 Las Vegas Sands Corp. 478,542
7,924 Life Time Group Holdings, Inc.* 210,620
2,074 Marriott International, Inc., Class A 643,438
1,169 Marriott Vacations Worldwide Corp. 67,440
6,038 McDonald's Corp. 1,845,394
1,328 MGM Resorts International* 48,459
341 Nathan's Famous, Inc. 31,907
16,062 Norwegian Cruise Line Holdings, Ltd.* 358,504
4,460 Penn Entertainment, Inc.* 65,785
2,100 Planet Fitness, Inc., Class A* 227,787
2,677 Royal Caribbean Cruises, Ltd. 746,669
693 Seaport Entertainment Group, Inc.* 13,701
778 Shake Shack, Inc., Class A* 63,150
9,488 Starbucks Corp. 798,984
4,289 Sweetgreen, Inc., Class A* 28,994
1,788 Texas Roadhouse, Inc. 296,808
1,860 Travel + Leisure Co. 131,186
819 United Parks & Resorts, Inc.* 29,730
894 Vail Resorts, Inc. 118,723
7,813 Wendy's Co. (The) 65,082
173 Wingstop, Inc. 41,259
2,059 Wyndham Hotels & Resorts, Inc. 155,578
2,432 Wynn Resorts, Ltd. 292,643
3,006 Yum! Brands, Inc. 454,748
14,282,696
Household Durables (0.8%):
906 Beazer Homes USA, Inc.* 18,365
216 Cavco Industries, Inc.* 127,600
1,260 Century Communities, Inc. 74,781
Shares Value
Common Stocks, continued
Household Durables, continued
864 Champion Homes, Inc.* $ 73,008
4,938 D.R. Horton, Inc. 711,220
1,479 Dream Finders Homes, Inc., Class A* 25,291
1,530 Ethan Allen Interiors, Inc. 34,945
431 Flexsteel Industries, Inc. 17,020
2,847 Garmin, Ltd. 577,514
2,761 GoPro, Inc., Class A* 3,893
1,329 Green Brick Partners, Inc.* 83,275
996 Helen of Troy, Ltd.* 21,165
500 Hooker Furnishings Corp. 5,645
145 Hovnanian Enterprises, Inc., Class A* 14,143
779 Installed Building Products, Inc. 202,065
971 KB Home 54,774
2,050 La-Z-Boy, Inc. 76,404
900 Legacy Housing Corp.* 17,568
4,316 Leggett & Platt, Inc. 47,476
2,851 Lennar Corp., Class A 293,083
119 Lennar Corp., Class B^ 11,319
663 LGI Homes, Inc.* 28,483
1,017 Lifetime Brands, Inc.^ 4,017
233 M/I Homes, Inc.* 29,812
374 Meritage Homes Corp. 24,609
1,935 Mohawk Industries, Inc.* 211,496
11,047 Newell Brands, Inc. 41,095
87 NVR, Inc.* 634,471
3,574 PulteGroup, Inc. 419,087
4,727 SharkNinja, Inc.* 528,951
4,489 Somnigroup International, Inc. 400,778
3,435 Taylor Morrison Home Corp.* 202,218
2,550 Toll Brothers, Inc. 344,811
977 TopBuild Corp.* 407,595
1,146 Tri Pointe Homes, Inc.* 36,065
320 Universal Electronics, Inc.* 1,155
1,846 Whirlpool Corp. 133,170
1,232 Worthington Enterprises, Inc. 63,534
6,001,901
Household Products (0.8%):
2,328 Central Garden & Pet Co., Class A* 67,954
3,717 Church & Dwight Co., Inc. 311,670
1,579 Clorox Co. (The) 159,211
9,263 Colgate-Palmolive Co. 731,962
2,927 Energizer Holdings, Inc. 58,218
5,064 Kimberly-Clark Corp. 510,907
666 Oil-Dri Corp. of America 32,594
25,206 Procter & Gamble Co. (The) 3,612,272
3,003 Reynolds Consumer Products, Inc. 68,829
1,363 Spectrum Brands Holdings, Inc. 80,526
441 WD-40 Co. 86,833
5,720,976
Independent Power and Renewable Electricity Producers
(0.2%):
6,117 AES Corp. (The) 87,718
1,323 Clearway Energy, Inc., Class A 41,569
2,426 Clearway Energy, Inc., Class C 80,689
2,097 Ormat Technologies, Inc. 231,655
124 Talen Energy Corp.* 46,480

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Independent Power and Renewable Electricity Producers,
continued
5,834 Vistra Corp. $ 941,199
1,429,310
Industrial Conglomerates (0.3%):
7,481 3M Co. 1,197,708
6,327 Honeywell International, Inc. 1,234,335
2,432,043
Insurance (3.1%):
7,215 Aflac, Inc. 795,598
4,245 Allstate Corp. (The) 883,597
1,900 American Coastal Insurance Corp. 23,997
2,691 American Financial Group, Inc. 367,806
8,219 American International Group, Inc. 703,135
745 AMERISAFE, Inc. 28,615
2,104 Aon plc, Class A 742,460
6,109 Arch Capital Group, Ltd.* 585,975
1,824 Arthur J. Gallagher & Co. 472,033
1,630 Assurant, Inc. 392,586
1,849 Assured Guaranty, Ltd. 166,170
2,923 Axis Capital Holdings, Ltd. 313,024
1,546 Baldwin Insurance Group, Inc. (The)* 37,150
2,229 Brighthouse Financial, Inc.* 144,417
4,389 Brown & Brown, Inc. 349,803
3,337 Chubb, Ltd. 1,041,544
2,244 Cincinnati Financial Corp. 366,490
2,176 Citizens, Inc.*^ 10,510
2,783 CNO Financial Group, Inc. 118,194
895 Crawford & Co., Class A 10,069
2,354 Crawford & Co., Class B 25,235
1,631 Donegal Group, Inc., Class A 32,587
800 eHealth, Inc.* 3,680
1,144 Employers Holdings, Inc. 49,387
377 Erie Indemnity Co., Class A 108,067
851 Everest Group, Ltd. 288,787
2,136 F&G Annuities & Life, Inc. 65,898
1,285 Fidelis Insurance Holdings, Ltd. 25,147
8,418 Fidelity National Financial, Inc. 459,539
3,923 First American Financial Corp. 241,029
12,514 Genworth Financial, Inc.* 113,001
2,633 Globe Life, Inc. 368,251
318 Goosehead Insurance, Inc., Class A 23,421
2,383 Greenlight Capital Re, Ltd., Class A* 34,744
1,122 Hanover Insurance Group, Inc. (The) 205,068
7,115 Hartford Insurance Group, Inc. (The) 980,447
397 HCI Group, Inc. 76,101
387 Heritage Insurance Holdings, Inc.* 11,324
802 Hippo Holdings, Inc.* 24,124
1,991 Horace Mann Educators Corp. 91,944
153 Investors Title Co. 38,195
1,185 James River Group Holdings, Inc. 7,537
2,388 Kemper Corp. 96,810
277 Kestrel Group, Ltd.* 2,836
585 Kinsale Capital Group, Inc. 228,805
6,606 Lincoln National Corp. 294,165
4,808 Loews Corp. 506,330
209 Markel Group, Inc.* 449,277
4,975 Marsh & McLennan Cos., Inc. 922,962
2,244 Mercury General Corp. 211,071
Shares Value
Common Stocks, continued
Insurance, continued
16,933 MetLife, Inc. $ 1,336,691
5,949 Old Republic International Corp. 271,512
2,416 Oscar Health, Inc., Class A* 34,718
906 Palomar Holdings, Inc.* 122,093
1,275 Primerica, Inc. 329,409
6,512 Principal Financial Group, Inc. 574,424
3,052 ProAssurance Corp.* 73,736
6,184 Progressive Corp. (The) 1,408,221
4,772 Prudential Financial, Inc. 538,663
1,386 Reinsurance Group of America, Inc. 281,996
1,121 RenaissanceRe Holdings, Ltd. 315,180
2,751 RLI Corp. 176,009
825 Safety Insurance Group, Inc. 64,276
1,539 Selective Insurance Group, Inc. 128,768
11,528 Selectquote, Inc.* 16,254
5,145 SiriusPoint, Ltd.* 112,624
1,533 Skyward Specialty Insurance Group, Inc.* 78,352
876 Stewart Information Services Corp. 61,548
1,767 Tiptree, Inc. 32,283
6,501 Travelers Cos., Inc. (The) 1,885,680
1,346 Trupanion, Inc.* 50,300
728 United Fire Group, Inc. 26,463
1,869 Universal Insurance Holdings, Inc. 63,172
4,497 Unum Group 348,518
6,035 W R Berkley Corp. 423,174
98 White Mountains Insurance Group, Ltd. 203,647
2,473 Willis Towers Watson plc 812,628
23,309,281
Interactive Media & Services (5.9%):
52,054 Alphabet, Inc., Class A 16,292,902
43,193 Alphabet, Inc., Class C 13,553,963
1,991 Bumble, Inc., Class A* 7,108
2,229 Cargurus, Inc.* 85,482
1,955 Cars.com, Inc.* 23,851
2,881 DHI Group, Inc.* 4,466
5,463 Match Group, Inc. 176,400
21,927 Meta Platforms, Inc., Class A 14,473,793
7,936 Pinterest, Inc., Class A* 205,463
1,563 QuinStreet, Inc.* 22,460
212 Reddit, Inc., Class A* 48,733
764 Shutterstock, Inc. 14,592
11,369 Snap, Inc., Class A* 91,748
1,344 Travelzoo* 9,569
2,345 TripAdvisor, Inc.* 34,143
2,857 TrueCar, Inc.* 6,457
1,315 Yelp, Inc.* 39,963
664 Zedge, Inc., Class B 2,178
830 Ziff Davis, Inc.* 29,175
7,176 ZoomInfo Technologies, Inc.* 72,980
45,195,426
IT Services (1.2%):
6,511 Accenture plc, Class A 1,746,901
3,723 Akamai Technologies, Inc.* 324,832
3,327 Amdocs, Ltd. 267,857
726 ASGN, Inc.* 34,971
1,701 Cloudflare, Inc., Class A* 335,352
7,395 Cognizant Technology Solutions Corp., Class A 613,785
1,925 DigitalOcean Holdings, Inc.* 92,631

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
IT Services, continued
6,069 DXC Technology Co.* $ 88,911
943 EPAM Systems, Inc.* 193,202
4,318 Fastly, Inc., Class A* 43,957
772 Gartner, Inc.* 194,760
452 Globant SA* 29,547
2,021 GoDaddy, Inc., Class A* 250,766
2,548 Grid Dynamics Holdings, Inc.* 23,008
1,357 Hackett Group, Inc. (The) 26,638
9,323 International Business Machines Corp. 2,761,566
8,303 Kyndryl Holdings, Inc.* 220,528
565 MongoDB, Inc.* 237,125
4,264 Okta, Inc.* 368,708
918 Snowflake, Inc.* 201,373
3,951 Twilio, Inc., Class A* 561,990
2,221 Unisys Corp.* 6,130
964 VeriSign, Inc. 234,204
8,858,742
Leisure Products (0.1%):
2,293 Acushnet Holdings Corp. 183,027
895 American Outdoor Brands, Inc.* 6,918
1,271 Brunswick Corp. 94,359
2,100 Clarus Corp. 7,035
658 Escalade, Inc. 8,876
1,267 Funko, Inc., Class A* 4,308
2,284 Hasbro, Inc. 187,288
303 Johnson Outdoors, Inc., Class A 12,862
931 Malibu Boats, Inc., Class A* 26,264
662 Marine Products Corp. 5,799
451 MasterCraft Boat Holdings, Inc.* 8,528
8,550 Mattel, Inc.* 169,632
1,038 Polaris, Inc. 65,654
1,410 Smith & Wesson Brands, Inc. 13,917
593 Sturm Ruger & Co., Inc. 19,361
4,498 Topgolf Callaway Brands Corp.* 52,492
2,016 YETI Holdings, Inc.* 89,047
955,367
Life Sciences Tools & Services (0.9%):
237 10X Genomics, Inc., Class A* 3,865
6,251 Adaptive Biotechnologies Corp.* 101,516
4,073 Agilent Technologies, Inc. 554,213
12,039 Avantor, Inc.* 137,967
1,287 Azenta, Inc.* 42,806
1,634 BioLife Solutions, Inc.* 39,510
486 Bio-Rad Laboratories, Inc., Class A* 147,253
1,373 Bio-Techne Corp. 80,746
1,904 Bruker Corp. 89,697
882 Charles River Laboratories International, Inc.* 175,941
2,030 CryoPort, Inc.* 19,488
4,103 Danaher Corp. 939,259
2,171 Fortrea Holdings, Inc.* 37,450
157 ICON plc* 28,609
1,684 Illumina, Inc.* 220,873
3,775 IQVIA Holdings, Inc.* 850,923
4,035 Maravai LifeSciences Holdings, Inc., Class A* 13,114
521 Medpace Holdings, Inc.* 292,620
125 Mesa Laboratories, Inc. 9,812
186 Mettler-Toledo International, Inc.* 259,319
1,666 OmniAb, Inc.* 3,082
Shares Value
Common Stocks, continued
Life Sciences Tools & Services, continued
442 OmniAb, Inc. - Vesting 12.5*(a) $ —
442 OmniAb, Inc. - Vesting 15*(a) —
10,633 Pacific Biosciences of California, Inc.* 19,884
453 Quanterix Corp.* 2,881
852 Repligen Corp.* 139,609
2,542 Revvity, Inc. 245,938
3,826 Sotera Health Co.* 67,491
2,362 Thermo Fisher Scientific, Inc. 1,368,661
942 Waters Corp.* 357,800
920 West Pharmaceutical Services, Inc. 253,129
6,503,456
Machinery (2.6%):
7,267 3D Systems Corp.* 12,863
636 Aebi Schmidt Holding AG 8,045
2,553 AGCO Corp. 266,329
463 Alamo Group, Inc. 77,724
935 Albany International Corp. 47,405
2,830 Allison Transmission Holdings, Inc. 277,057
1,018 Astec Industries, Inc. 44,100
837 Blue Bird Corp.* 39,339
4,640 Caterpillar, Inc. 2,658,117
790 CECO Environmental Corp.* 47,282
1,433 Chart Industries, Inc.* 295,528
38,946 CNH Industrial NV 359,082
504 Columbus McKinnon Corp. 8,694
707 Commercial Vehicle Group, Inc.* 1,018
1,385 Crane Co. 255,436
2,973 Cummins, Inc. 1,517,568
2,686 Deere & Co. 1,250,521
2,768 Donaldson Co., Inc. 245,411
471 Douglas Dynamics, Inc. 15,378
2,002 Dover Corp. 390,870
475 Energy Recovery, Inc.* 6,408
1,760 Enerpac Tool Group Corp. 67,302
563 Enpro, Inc. 120,555
1,850 Esab Corp. 206,682
809 ESCO Technologies, Inc. 158,071
1,605 Federal Signal Corp. 174,287
3,322 Flowserve Corp. 230,480
6,191 Fortive Corp. 341,805
1,334 Franklin Electric Co., Inc. 127,437
8,717 Gates Industrial Corp. plc* 187,154
889 Gencor Industries, Inc.* 11,521
606 Gorman-Rupp Co. (The) 28,937
4,580 Graco, Inc. 375,423
1,381 Greenbrier Cos., Inc. (The) 64,548
650 Helios Technologies, Inc. 34,768
628 Hillenbrand, Inc. 19,920
4,909 Hillman Solutions Corp.* 42,512
490 Hurco Cos., Inc.* 7,570
896 Hyster-Yale, Inc. 26,620
1,133 IDEX Corp. 201,606
3,911 Illinois Tool Works, Inc. 963,279
4,657 Ingersoll Rand, Inc. 368,928
2,021 ITT, Inc. 350,664
363 Kadant, Inc. 103,462
3,109 Kennametal, Inc. 88,327
787 L.B. Foster Co., Class A* 21,210
1,403 Lincoln Electric Holdings, Inc. 336,215

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Machinery, continued
221 Lindsay Corp. $ 26,049
1,300 Luxfer Holdings plc 17,589
2,529 Manitowoc Co., Inc. (The)* 30,323
1,811 Middleby Corp. (The)* 269,241
285 Miller Industries, Inc. 10,650
2,816 Mueller Industries, Inc. 323,277
5,048 Mueller Water Products, Inc., Class A 120,243
1,258 NN, Inc.* 1,610
864 Nordson Corp. 207,732
158 Omega Flex, Inc. 4,652
2,234 Oshkosh Corp. 280,657
3,688 Otis Worldwide Corp. 322,147
7,399 PACCAR, Inc. 810,264
766 Parker-Hannifin Corp. 673,283
1,058 Park-Ohio Holdings Corp. 22,155
4,445 Pentair plc 462,902
1,150 Proto Labs, Inc.* 58,179
847 RBC Bearings, Inc.* 379,820
1,882 REV Group, Inc. 114,444
1,172 Snap-on, Inc. 403,871
1,395 SPX Technologies, Inc.* 279,084
232 Standex International Corp. 50,409
3,210 Stanley Black & Decker, Inc. 238,439
1,047 Symbotic, Inc.* 62,296
537 Tennant Co. 39,577
1,077 Terex Corp. 57,490
1,565 Timken Co. (The) 131,663
3,046 Titan International, Inc.* 23,850
2,736 Toro Co. (The) 215,378
3,637 Trinity Industries, Inc. 96,162
1,855 Wabash National Corp. 16,046
858 Watts Water Technologies, Inc., Class A 236,825
2,602 Westinghouse Air Brake Technologies Corp. 555,397
3,043 Xylem, Inc. 414,396
19,439,558
Marine Transportation (0.0%
†
):
795 Costamare Bulkers Holdings, Ltd.* 12,251
3,979 Costamare, Inc. 62,828
1,300 Genco Shipping & Trading, Ltd. 23,959
1,113 Kirby Corp.* 122,630
1,014 Matson, Inc. 125,280
346,948
Media (0.8%):
9,653 Advantage Solutions, Inc.* 8,495
1,413 AMC Networks, Inc., Class A* 13,452
1,200 Boston Omaha Corp., Class A* 14,844
3,213 Charter Communications, Inc., Class A* 670,714
65,959 Comcast Corp., Class A 1,971,515
3,378 DoubleVerify Holdings, Inc.* 38,644
4,792 Entravision Communications Corp., Class A 14,041
2,931 EW Scripps Co. (The), Class A* 11,695
3,424 Fox Corp., Class A 250,192
4,178 Fox Corp., Class B 271,278
2,099 John Wiley & Sons, Inc., Class A 64,292
334 Liberty Broadband Corp., Class A* 16,126
4,052 Liberty Broadband Corp., Class C* 196,927
3,830 Magnite, Inc.* 62,161
131 Marchex, Inc., Class B* 217
Shares Value
Common Stocks, continued
Media, continued
4,622 New York Times Co. (The), Class A $ 320,859
8,845 News Corp., Class A 231,031
5,387 News Corp., Class B 159,617
1,195 Nexstar Media Group, Inc. 242,645
11,997 Omnicom Group, Inc. 968,758
8,141 Paramount Skydance Corp. 109,089
1,353 Scholastic Corp. 40,089
1,768 Sinclair, Inc. 27,050
4,755 Stagwell, Inc.* 23,252
452 Starz Entertainment Corp.* 5,288
1,890 TechTarget, Inc.* 10,206
6,739 TEGNA, Inc. 130,804
1,103 Thryv Holdings, Inc.* 6,673
2,390 Trade Desk, Inc. (The), Class A* 90,724
7,573 USA TODAY Co., Inc.* 39,001
6,009,679
Metals & Mining (0.9%):
4,652 Alcoa Corp. 247,207
438 Alpha Metallurgical Resources, Inc.* 87,547
799 Ampco-Pittsburgh Corp.* 4,259
759 Ascent Industries Co.* 12,288
3,215 Century Aluminum Co.* 125,964
6,342 Cleveland-Cliffs, Inc.* 84,222
18,225 Coeur Mining, Inc.* 324,952
3,541 Commercial Metals Co. 245,108
2,118 Compass Minerals International, Inc.* 41,598
7,664 Ferroglobe plc 35,561
841 Fortitude Gold Corp. 3,237
20,959 Freeport-McMoRan, Inc. 1,064,508
16,906 Hecla Mining Co. 324,426
389 Kaiser Aluminum Corp. 44,681
594 Materion Corp. 73,846
1,230 McEwen, Inc.* 22,767
2,052 Metallus, Inc.* 35,212
4,360 MP Materials Corp.* 220,267
14,077 Newmont Corp. 1,405,588
3,268 Nucor Corp. 533,043
700 Olympic Steel, Inc. 29,949
3,009 Ramaco Resources, Inc., Class A*^ 54,162
115 Ramaco Resources, Inc., Class B 1,351
1,354 Reliance, Inc. 391,130
1,995 Royal Gold, Inc. 443,469
866 Southern Copper Corp. 124,245
3,882 Steel Dynamics, Inc. 657,805
3,673 SunCoke Energy, Inc. 26,446
1,070 Tredegar Corp.* 7,683
1,717 Warrior Met Coal, Inc. 151,388
1,732 Worthington Steel, Inc. 59,962
6,883,871
Multi-Utilities (0.5%):
2,774 Ameren Corp. 277,012
2,050 Avista Corp. 79,007
1,766 Black Hills Corp. 122,596
6,847 CenterPoint Energy, Inc. 262,514
4,376 CMS Energy Corp. 306,014
3,685 Consolidated Edison, Inc. 365,994
8,965 Dominion Energy, Inc. 525,259
2,101 DTE Energy Co. 270,987

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Multi-Utilities, continued
10,491 NiSource, Inc. $ 438,104
1,067 Northwestern Energy Group, Inc. 68,864
5,401 Public Service Enterprise Group, Inc. 433,700
7,020 Sempra 619,796
305 Unitil Corp. 14,774
3,568 WEC Energy Group, Inc. 376,281
4,160,902
Oil, Gas & Consumable Fuels (3.5%):
13,443 Antero Midstream Corp. 239,151
7,853 Antero Resources Corp.* 270,614
8,630 APA Corp. 211,090
1,287 Ardmore Shipping Corp. 13,629
3,471 California Resources Corp. 155,189
600 Centrus Energy Corp., Class A* 145,656
4,555 Cheniere Energy, Inc. 885,447
16,996 Chevron Corp. 2,590,360
479 Chord Energy Corp. 44,403
7,534 Clean Energy Fuels Corp.* 15,821
4,859 CNX Resources Corp.* 178,666
8,223 Comstock Resources, Inc.* 190,609
24,248 ConocoPhillips 2,269,855
765 Core Natural Resources, Inc. 67,710
16,126 Coterra Energy, Inc. 424,436
1,513 Crescent Energy Co., Class A 12,694
2,160 CVR Energy, Inc.* 54,950
27,546 Devon Energy Corp. 1,009,010
6,306 DHT Holdings, Inc. 76,996
4,414 Diamondback Energy, Inc. 663,557
2,590 DT Midstream, Inc. 309,971
11,018 EOG Resources, Inc. 1,157,000
9,631 EQT Corp. 516,222
3,617 Expand Energy Corp. 399,172
52,824 Exxon Mobil Corp. 6,356,840
3,222 FutureFuel Corp. 10,278
3,367 Green Plains, Inc.* 32,997
682 Gulfport Energy Corp.* 141,849
3,447 HF Sinclair Corp. 158,838
1,748 International Seaways, Inc. 84,865
22,427 Kinder Morgan, Inc. 616,518
1,205 Kinetik Holdings, Inc.^ 43,440
25,708 Kosmos Energy, Ltd.* 23,328
6,621 Magnolia Oil & Gas Corp., Class A 144,934
4,408 Marathon Petroleum Corp. 716,873
4,331 Matador Resources Co. 183,808
2,021 Murphy Oil Corp. 63,156
4,784 Nordic American Tankers, Ltd. 16,457
5,624 Northern Oil & Gas, Inc. 120,747
17,352 Occidental Petroleum Corp. 713,514
8,104 ONEOK, Inc. 595,644
7,754 Ovintiv, Inc. 303,879
2,100 Par Pacific Holdings, Inc.* 73,794
2,707 PBF Energy, Inc., Class A 73,414
3,867 Peabody Energy Corp. 114,850
10,904 Permian Resources Corp. 152,983
5,986 Phillips 66 772,434
6 PrimeEnergy Resources Corp.* 1,026
8,206 Range Resources Corp. 289,344
916 Scorpio Tankers, Inc. 46,560
4,935 SFL Corp., Ltd. 38,542
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
3,241 SM Energy Co. $ 60,607
3,310 Talos Energy, Inc.* 36,476
3,542 Targa Resources Corp. 653,499
779 Teekay Tankers, Ltd., Class A 41,614
1,035 Texas Pacific Land Corp. 297,273
7,849 Uranium Energy Corp.* 91,676
6,929 VAALCO Energy, Inc. 25,222
4,484 Valero Energy Corp. 729,950
732 Viper Energy, Inc., Class A 28,277
622 Vitesse Energy, Inc.^ 11,980
9,330 W&T Offshore, Inc. 15,208
11,104 Williams Cos., Inc. (The) 667,462
2,201 World Kinect Corp. 51,570
26,503,934
Paper & Forest Products (0.0%
†
):
545 Clearwater Paper Corp.* 9,483
1,658 Louisiana-Pacific Corp. 133,900
3,875 Mercer International, Inc. 7,672
2,050 Sylvamo Corp. 98,708
249,763
Passenger Airlines (0.5%):
3,987 Alaska Air Group, Inc.* 200,546
639 Allegiant Travel Co.* 54,488
8,590 American Airlines Group, Inc.* 131,685
1,384 Copa Holdings SA, Class A 166,924
16,531 Delta Air Lines, Inc. 1,147,251
2,340 Frontier Group Holdings, Inc.*^ 11,022
15,406 JetBlue Airways Corp.* 70,097
1,602 SkyWest, Inc.* 160,857
11,510 Southwest Airlines Co. 475,708
2,740 Sun Country Airlines Holdings, Inc.* 39,429
13,099 United Airlines Holdings, Inc.* 1,464,730
3,922,737
Personal Care Products (0.1%):
3,523 BellRing Brands, Inc.* 94,170
15,106 Coty, Inc., Class A* 46,527
565 Edgewell Personal Care Co. 9,633
2,038 Estee Lauder Cos., Inc. (The) 213,419
2,298 Herbalife, Ltd.* 29,621
871 Interparfums, Inc. 73,887
26,692 Kenvue, Inc. 460,437
654 Medifast, Inc.* 6,985
1,236 Nature's Sunshine Products, Inc.* 26,673
1,616 Nu Skin Enterprises, Inc., Class A 15,546
340 United-Guardian, Inc. 2,094
645 USANA Health Sciences, Inc.* 12,661
991,653
Pharmaceuticals (3.1%):
2,030 Aclaris Therapeutics, Inc.* 6,110
7,684 Amneal Pharmaceuticals, Inc.* 96,818
1,017 Amphastar Pharmaceuticals, Inc.* 27,235
900 ANI Pharmaceuticals, Inc.* 71,046
25 Assertio Holdings, Inc.* 227
39,731 Bristol-Myers Squibb Co. 2,143,090
1,180 Collegium Pharmaceutical, Inc.* 54,634
1,544 Corcept Therapeutics, Inc.* 53,731

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Pharmaceuticals, continued
1,468 Cumberland Pharmaceuticals, Inc.* $ 5,843
1,559 Edgewise Therapeutics, Inc.* 38,687
9,737 Elanco Animal Health, Inc.* 220,348
8,143 Eli Lilly & Co. 8,751,119
2,317 Harmony Biosciences Holdings, Inc.* 86,702
3,292 Innoviva, Inc.* 65,807
2,297 Jazz Pharmaceuticals plc, ADR* 390,490
21,260 Johnson & Johnson 4,399,757
640 Ligand Pharmaceuticals, Inc.* 121,005
32,969 Merck & Co., Inc. 3,470,317
6,919 Organon & Co. 49,609
1,467 Pacira BioSciences, Inc.* 37,966
4,791 Perrigo Co. plc 66,691
72,118 Pfizer, Inc. 1,795,738
793 Phibro Animal Health Corp., Class A 29,626
2,307 Pliant Therapeutics, Inc.* 2,815
1,833 Prestige Consumer Healthcare, Inc.* 113,078
8,845 Royalty Pharma plc, Class A 341,771
2,134 SIGA Technologies, Inc. 13,039
2,269 Supernus Pharmaceuticals, Inc.* 112,769
22,924 Viatris, Inc. 285,404
5,285 Zoetis, Inc. 664,959
23,516,431
Professional Services (1.0%):
8,391 Alight, Inc., Class A 16,362
2,592 Amentum Holdings, Inc.* 75,168
4,244 Automatic Data Processing, Inc. 1,091,684
1,376 Barrett Business Services, Inc. 49,825
1,162 Booz Allen Hamilton Holding Corp. 98,026
1,737 Broadridge Financial Solutions, Inc. 387,646
584 CACI International, Inc., Class A* 311,161
1,145 CBIZ, Inc.* 57,765
9,227 Clarivate plc* 30,818
1,162 Concentrix Corp. 48,316
6,347 Conduent, Inc.* 12,186
387 CRA International, Inc. 77,669
1,324 CSG Systems International, Inc. 101,538
1,561 Equifax, Inc. 338,706
3,805 ExlService Holdings, Inc.* 161,484
1,216 Exponent, Inc. 84,463
5,623 First Advantage Corp.* 81,702
825 Forrester Research, Inc.* 6,699
483 FTI Consulting, Inc.* 82,511
4,605 Genpact, Ltd. 215,422
660 Huron Consulting Group, Inc.* 114,121
600 ICF International, Inc. 51,180
614 Insperity, Inc. 23,774
3,351 Jacobs Solutions, Inc. 443,873
4,759 KBR, Inc. 191,312
1,042 Kelly Services, Inc., Class A 9,170
720 Kforce, Inc. 22,262
2,097 Korn Ferry 138,444
3,343 Legalzoom.com, Inc.* 33,196
2,680 Leidos Holdings, Inc. 483,472
1,553 ManpowerGroup, Inc. 46,171
1,556 Maximus, Inc. 134,314
659 Mistras Group, Inc.* 8,336
1,830 Parsons Corp.* 113,094
4,933 Paychex, Inc. 553,384
Shares Value
Common Stocks, continued
Professional Services, continued
1,779 Paycom Software, Inc. $ 283,501
1,313 Paylocity Holding Corp.* 200,233
2,125 Resources Connection, Inc. 10,710
1,275 Robert Half, Inc. 34,629
1,807 Science Applications International Corp. 181,893
5,295 SS&C Technologies Holdings, Inc. 462,889
2,755 TIC Solutions, Inc.* 27,853
4,362 TransUnion 374,042
914 TriNet Group, Inc. 54,045
1,029 TrueBlue, Inc.* 4,682
2,127 TTEC Holdings, Inc.* 7,657
3,454 Upwork, Inc.* 68,458
1,771 Verisk Analytics, Inc. 396,155
4,212 Verra Mobility Corp.* 94,391
633 Willdan Group, Inc.* 65,617
7,962,009
Real Estate Management & Development (0.4%):
3,814 Anywhere Real Estate, Inc.* 54,006
4,455 CBRE Group, Inc., Class A* 716,319
5,428 CoStar Group, Inc.* 364,979
8,528 Cushman & Wakefield, Ltd.* 138,068
4,739 DigitalBridge Group, Inc. 72,696
1,626 Douglas Elliman, Inc.* 3,854
1,163 eXp World Holdings, Inc. 10,525
1,407 Forestar Group, Inc.* 34,654
464 FRP Holdings, Inc.* 10,575
2,253 Howard Hughes Holdings, Inc.* 179,722
1,202 Jones Lang LaSalle, Inc.* 404,437
2,147 Marcus & Millichap, Inc. 58,592
4,888 Newmark Group, Inc., Class A 84,758
15,028 Opendoor Technologies, Inc.* 87,613
997 Rafael Holdings, Inc., Class B* 1,176
910 RE/MAX Holdings, Inc.* 6,907
357 RMR Group, Inc. (The), Class A 5,319
1,337 St. Joe Co. (The) 79,378
1,447 Tejon Ranch Co.* 22,819
1,463 Zillow Group, Inc., Class A* 99,821
4,617 Zillow Group, Inc., Class C* 314,972
2,751,190
Semiconductors & Semiconductor Equipment (10.8%):
10,242 Advanced Micro Devices, Inc.* 2,193,427
3,849 Allegro MicroSystems, Inc.* 101,537
1,120 Alpha & Omega Semiconductor, Ltd.* 22,187
392 Ambarella, Inc.* 27,769
3,194 Amkor Technology, Inc. 126,099
3,107 Analog Devices, Inc. 842,618
6,299 Applied Materials, Inc. 1,618,780
490 Astera Labs, Inc.* 81,516
815 Axcelis Technologies, Inc.* 65,477
36,982 Broadcom, Inc. 12,799,470
437 CEVA, Inc.* 9,404
719 Cirrus Logic, Inc.* 85,201
808 Cohu, Inc.* 18,802
440 Credo Technology Group Holding, Ltd.* 63,312
1,151 Diodes, Inc.* 56,790
1,785 Enphase Energy, Inc.* 57,209
1,826 Entegris, Inc. 153,841
1,560 First Solar, Inc.* 407,519

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
1,170 FormFactor, Inc.* $ 65,263
3,269 GLOBALFOUNDRIES, Inc.* 114,153
948 Ichor Holdings, Ltd.* 17,472
37,973 Intel Corp.* 1,401,204
1,521 KLA Corp. 1,848,137
1,328 Kulicke & Soffa Industries, Inc. 60,504
12,239 Lam Research Corp. 2,095,072
1,388 Lattice Semiconductor Corp.* 102,129
852 MACOM Technology Solutions Holdings, Inc.* 145,931
5,307 Marvell Technology, Inc. 450,989
4,653 Microchip Technology, Inc. 296,489
9,818 Micron Technology, Inc. 2,802,155
1,090 MKS, Inc. 174,182
329 Monolithic Power Systems, Inc. 298,192
150 NVE Corp. 8,899
252,668 NVIDIA Corp. 47,122,582
5,344 NXP Semiconductors NV 1,159,969
10,161 ON Semiconductor Corp.* 550,218
651 Onto Innovation, Inc.* 102,767
896 PDF Solutions, Inc.* 25,563
1,050 Penguin Solutions, Inc.* 20,538
1,058 Photronics, Inc.* 33,856
1,089 Power Integrations, Inc. 38,703
3,185 Qnity Electronics, Inc. 260,055
1,551 Qorvo, Inc.* 131,075
11,169 QUALCOMM, Inc. 1,910,457
2,376 Rambus, Inc.* 218,331
599 Silicon Laboratories, Inc.* 78,289
399 SiTime Corp.* 140,923
2,582 Skyworks Solutions, Inc. 163,725
2,213 SolarEdge Technologies, Inc.* 63,845
1,275 Synaptics, Inc.* 94,376
1,230 Teradyne, Inc. 238,079
8,086 Texas Instruments, Inc. 1,402,840
524 Universal Display Corp. 61,193
1,442 Veeco Instruments, Inc.* 41,212
82,470,325
Software (7.5%):
2,814 A10 Networks, Inc. 49,780
2,658 ACI Worldwide, Inc.* 127,079
4,656 Adeia, Inc. 80,316
3,701 Adobe, Inc.* 1,295,313
300 Agilysys, Inc.* 35,652
1,449 Alarm.com Holdings, Inc.* 73,928
425 Appfolio, Inc., Class A* 98,876
2,443 AppLovin Corp., Class A* 1,646,142
596 Atlassian Corp., Class A* 96,635
22,808 Aurora Innovation, Inc.* 87,583
2,360 Autodesk, Inc.* 698,584
2,272 Aware, Inc.* 4,226
5,520 Bentley Systems, Inc., Class B 210,671
3,366 BILL Holdings, Inc.* 183,582
1,326 Blackbaud, Inc.* 83,962
987 BlackLine, Inc.* 54,571
3,382 Box, Inc., Class A* 101,156
1,450 Cadence Design Systems, Inc.* 453,241
16,691 CCC Intelligent Solutions Holdings, Inc.* 132,693
2,772 Cerence, Inc.* 29,633
1,976 Clear Secure, Inc., Class A 69,318
Shares Value
Common Stocks, continued
Software, continued
606 Commvault Systems, Inc.* $ 75,968
491 Consensus Cloud Solutions, Inc.* 10,714
693 Crowdstrike Holdings, Inc., Class A* 324,851
2,120 Datadog, Inc., Class A* 288,299
245 Dave, Inc.* 54,245
4,872 Digital Turbine, Inc.* 24,360
3,046 Docusign, Inc.* 208,346
1,788 Dolby Laboratories, Inc., Class A 114,825
3,517 Dropbox, Inc., Class A* 97,773
5,606 Dynatrace, Inc.* 242,964
196 Fair Isaac Corp.* 331,362
1,378 Five9, Inc.* 27,629
8,011 Fortinet, Inc.* 636,154
3,553 Freshworks, Inc., Class A* 43,524
16,010 Gen Digital, Inc. 435,312
1,078 Guidewire Software, Inc.* 216,689
412 HubSpot, Inc.* 165,336
1,101 I3 Verticals, Inc., Class A* 27,734
729 Intapp, Inc.* 33,403
990 InterDigital, Inc. 315,196
1,644 Intuit, Inc. 1,089,019
3,554 Jamf Holding Corp.* 46,238
1,376 Klaviyo, Inc., Class A* 44,679
2,986 LiveRamp Holdings, Inc.* 87,699
903 Manhattan Associates, Inc.* 156,499
69,876 Microsoft Corp. 33,793,431
4,817 N-able, Inc.* 36,031
3,127 nCino, Inc.* 80,176
3,866 NCR Voyix Corp.* 39,433
5,731 Nutanix, Inc., Class A* 296,235
879 OneSpan, Inc. 11,286
16,906 Oracle Corp., ADR 3,295,148
8,088 Palantir Technologies, Inc., Class A* 1,437,642
3,106 Palo Alto Networks, Inc.* 572,125
770 PAR Technology Corp.* 27,936
3,670 Pegasystems, Inc. 219,172
1,464 Progress Software Corp.* 62,893
1,456 PTC, Inc.* 253,650
877 Q2 Holdings, Inc.* 63,284
899 Qualys, Inc.* 119,477
947 RingCentral, Inc., Class A* 27,349
854 Roper Technologies, Inc. 380,141
560 Rubrik, Inc., Class A* 42,829
6,603 Salesforce, Inc. 1,749,201
1,627 Samsara, Inc., Class A* 57,677
4,881 SentinelOne, Inc., Class A* 73,215
5,530 ServiceNow, Inc.* 847,141
3,394 Sprinklr, Inc., Class A* 26,405
577 SPS Commerce, Inc.* 51,428
254 Synchronoss Technologies, Inc.* 2,174
1,184 Synopsys, Inc.* 556,149
1,758 Teradata Corp.* 53,514
4,918 Trimble, Inc.* 385,325
493 Tyler Technologies, Inc.* 223,797
6,213 UiPath, Inc., Class A* 101,831
10,394 Unity Software, Inc.* 459,103
1,088 Vertex, Inc., Class A* 21,727
1,396 Workday, Inc., Class A* 299,833
1,862 Xperi, Inc.* 10,911

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Software, continued
3,400 Yext, Inc.* $ 27,404
3,848 Zoom Communications, Inc.* 332,044
843 Zscaler, Inc.* 189,608
56,938,484
Specialty Retail (2.2%):
893 1-800-Flowers.com, Inc., Class A* 3,509
1,573 Abercrombie & Fitch Co.* 197,994
1,965 Academy Sports & Outdoors, Inc. 98,171
1,580 Advance Auto Parts, Inc. 62,094
4,153 American Eagle Outfitters, Inc. 109,515
200 America's Car-Mart, Inc.* 5,052
5,080 Arko Corp. 23,063
711 Asbury Automotive Group, Inc.* 165,329
1,491 AutoNation, Inc.* 307,862
185 AutoZone, Inc.* 627,427
2,163 Bath & Body Works, Inc. 43,433
1,432 Bed Bath & Beyond, Inc.* 7,819
7,542 Best Buy Co., Inc. 504,786
969 Boot Barn Holdings, Inc.* 170,999
1,798 Buckle, Inc. (The) 96,049
583 Build-A-Bear Workshop, Inc. 35,720
1,471 Burlington Stores, Inc.* 424,898
1,672 Camping World Holdings, Inc., Class A 16,269
3,865 CarMax, Inc.* 149,344
1,441 Carvana Co.* 608,131
1,987 Cato Corp. (The), Class A* 6,140
3,328 Chewy, Inc., Class A* 109,990
566 Citi Trends, Inc.* 23,523
3,425 Designer Brands, Inc., Class A 25,448
3,630 Destination XL Group, Inc.* 3,338
2,935 Dick's Sporting Goods, Inc. 581,042
896 Five Below, Inc.* 168,771
1,700 Floor & Decor Holdings, Inc., Class A* 103,513
15,046 Gap, Inc. (The) 385,178
435 Genesco, Inc.* 10,775
489 Group 1 Automotive, Inc. 192,324
2,846 Guess?, Inc. 47,670
583 Haverty Furniture Cos., Inc. 13,619
10,828 Home Depot, Inc. (The) 3,725,915
1,642 Lands' End, Inc.* 23,842
794 Lithia Motors, Inc. 263,870
4,731 Lowe's Cos., Inc. 1,140,928
527 MarineMax, Inc.* 12,769
1,792 Monro, Inc. 35,912
404 Murphy USA, Inc. 163,022
1,294 National Vision Holdings, Inc.* 33,411
6,972 O'Reilly Automotive, Inc.* 635,916
1,571 Penske Automotive Group, Inc. 248,674
11,500 Petco Health & Wellness Co., Inc.* 32,315
588 PetMed Express, Inc.* 1,882
1,458 Revolve Group, Inc.* 44,017
255 RH* 45,683
4,907 Ross Stores, Inc. 883,947
4,033 Sally Beauty Holdings, Inc.* 57,511
1,200 Shoe Carnival, Inc. 20,256
1,023 Signet Jewelers, Ltd. 84,786
472 Sleep Number Corp.* 3,993
844 Sonic Automotive, Inc., Class A 52,210
1,606 Sportsman's Warehouse Holdings, Inc.* 2,345
Shares Value
Common Stocks, continued
Specialty Retail, continued
4,730 Stitch Fix, Inc., Class A* $ 24,832
854 Tilly's, Inc., Class A*^ 1,699
11,026 TJX Cos., Inc. (The) 1,693,704
7,680 Tractor Supply Co. 384,077
827 Ulta Beauty, Inc.* 500,343
2,049 Upbound Group, Inc. 35,980
3,151 Urban Outfitters, Inc.* 237,144
3,056 Valvoline, Inc.* 88,807
2,782 Victoria's Secret & Co.* 150,701
2,316 Warby Parker, Inc., Class A* 50,466
509 Wayfair, Inc., Class A* 51,109
2,088 Williams-Sonoma, Inc. 372,896
75 Winmark Corp. 30,370
729 Zumiez, Inc.* 18,990
16,483,117
Technology Hardware, Storage & Peripherals (6.1%):
154,400 Apple, Inc. 41,975,184
728 AstroNova, Inc.* 6,297
2,960 Corsair Gaming, Inc.* 17,582
2,509 Dell Technologies, Inc., Class C 315,833
1,231 Diebold Nixdorf, Inc.* 83,573
20,847 Hewlett Packard Enterprise Co. 500,745
9,409 HP, Inc. 209,633
351 IonQ, Inc.* 15,749
4,726 NetApp, Inc. 506,107
2,491 Pure Storage, Inc., Class A* 166,922
2,214 Sandisk Corp.* 525,559
2,606 Seagate Technology Holdings plc 717,666
5,158 Super Micro Computer, Inc.* 150,975
5,876 Western Digital Corp. 1,012,259
46,204,084
Textiles, Apparel & Luxury Goods (0.5%):
2,021 Birkenstock Holding plc* 82,659
3,285 Capri Holdings, Ltd.* 80,154
1,121 Columbia Sportswear Co. 61,756
2,286 Crocs, Inc.* 195,499
810 Culp, Inc.* 2,884
4,367 Deckers Outdoor Corp.* 452,727
5,644 Figs, Inc., Class A* 64,116
1,494 Fossil Group, Inc.* 5,617
1,294 G-III Apparel Group, Ltd. 37,474
1,725 Gildan Activewear, Inc., ADR 107,744
1,895 Kontoor Brands, Inc. 115,766
2,609 Lululemon Athletica, Inc.* 542,176
1,088 Movado Group, Inc. 22,435
6,202 NIKE, Inc., Class B 395,129
469 Oxford Industries, Inc. 16,040
966 PVH Corp. 64,741
1,083 Ralph Lauren Corp. 382,960
570 Rocky Brands, Inc. 16,718
2,124 Steven Madden, Ltd. 88,443
700 Superior Group of Cos., Inc. 6,776
5,407 Tapestry, Inc. 690,852
6,570 Under Armour, Inc., Class A*^ 32,653
1,027 Unifi, Inc.* 3,594
802 Vera Bradley, Inc.* 1,941
7,133 VF Corp. 128,965

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
623 Wolverine World Wide, Inc. $ 11,307
3,611,126
Tobacco (0.4%):
13,967 Altria Group, Inc. 805,337
13,069 Philip Morris International, Inc. 2,096,268
400 Turning Point Brands, Inc. 43,360
947 Universal Corp. 49,954
2,994,919
Trading Companies & Distributors (0.9%):
4,175 Air Lease Corp. 268,160
1,000 Applied Industrial Technologies, Inc. 256,770
424 BlueLinx Holdings, Inc.* 26,046
954 Boise Cascade Co. 70,214
5,061 Core & Main, Inc., Class A* 263,020
5,864 Custom Truck One Source, Inc.* 33,777
1,158 Distribution Solutions Group, Inc.* 31,718
5,918 DNOW, Inc.* 78,414
644 DXP Enterprises, Inc.* 70,705
12,113 Fastenal Co. 486,095
3,969 Ferguson Enterprises, Inc. 883,618
1,862 FTAI Aviation, Ltd. 366,535
1,246 GATX Corp. 211,322
977 Global Industrial Co. 28,548
1,214 Herc Holdings, Inc. 180,133
2,780 Hudson Technologies, Inc.* 19,043
730 McGrath RentCorp 76,599
1,673 MSC Industrial Direct Co., Inc. 140,699
4,799 NPK International, Inc.* 57,204
1,941 Rush Enterprises, Inc., Class A 104,698
547 Rush Enterprises, Inc., Class B 30,774
1,018 SiteOne Landscape Supply, Inc.* 126,802
173 Transcat, Inc.* 9,814
1,773 United Rentals, Inc. 1,434,924
636 W.W. Grainger, Inc. 641,756
467 Watsco, Inc. 157,356
84 Watsco, Inc., Class B 28,463
1,489 WESCO International, Inc. 364,269
152 Willis Lease Finance Corp. 20,617
6,468,093
Water Utilities (0.1%):
830 American States Water Co. 60,158
2,086 American Water Works Co., Inc. 272,223
491 Artesian Resources Corp., Class A 15,521
1,755 California Water Service Group 76,044
6,172 Essential Utilities, Inc. 236,758
626 H2O America 30,668
355 Middlesex Water Co. 17,899
669 Pure Cycle Corp.* 7,352
372 York Water Co. (The) 11,846
728,469
Wireless Telecommunication Services (0.2%):
1,790 Array Digital Infrastructure, Inc. 95,980
5,179 Gogo, Inc.* 24,134
1,649 Spok Holdings, Inc. 21,750
3,580 Telephone and Data Systems, Inc. 146,780
Shares Value
Common Stocks, continued
Wireless Telecommunication Services, continued
7,098 T-Mobile US, Inc. $ 1,441,178
1,729,822
Total Common Stocks (Cost $411,076,0 72) 760,505,780
Contracts
Warrants (0.0%
†
):
Real Estate Management & Development (0.0%
†
):
500 Opendoor Technologies, Inc., Series K, 11/20/26* 450
500 Opendoor Technologies, Inc., Series Z, 11/20/26* 200
500 Opendoor Technologies, Inc., Series A, 11/20/26* 260
910
Total Warrants (Cost $—) 910
Shares
Rights (0.0%
†
):
Biotechnology (0.0%
†
):
1,262 Albireo Pharma, Inc. CVR, Expires on 3/2/26* 8,021
6,176 Chinook Therapeutics CVR, Expires on 1/1/27* —
2,004 Chinook Therapeutics CVR, Expires on 12/31/49* 761
4,602 Poseida Therapeutics, Inc. CVR, Expires on
12/31/28* 2,301
11,083
Diversified Telecommunication Services (0.0%
†
):
3,435 Mirati Therapeutics, Inc. CVR, Expires on 1/4/27* 10,222
Health Care Equipment & Supplies (0.0%
†
):
278 ABIOMED, Inc. CVR, Expires on 1/1/27* 4,340
Health Care Providers & Services (0.0%
†
):
1,306 Concentra Biosciences CVR, Expires on 9/2/29* —
Household Products (0.0%
†
):
11,626 Spectrum - Crv CVR, Expires on 1/1/27* —
Media (0.0%
†
):
2,931 EW Scripps Co. (The), Expires on 11/26/26* 5,276
Paper & Forest Products (0.0%
†
):
7,745 Resolute Fst CVR, Expires on 1/1/27* 2,062
Pharmaceuticals (0.0%
†
):
1,793 Supernus Pharmaceuticals CVR, Expires on
12/31/26* 323
Total Rights (Cost $42,147) 33,306
Unaffiliated Investment Companies (0.4%):
Money Market Funds (0.4%):
904,845 BlackRock Liquidity FedFund, Institutional Class,
4.14%(b)(c) 904,845
2,146,895 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 3.64%(c) 2,146,895
Total Unaffiliated Investment Companies (Cost $3,051,740) 3,051,740
Total Investment Securities
(Cost $414,169 , 959 ) — 100.1% (d) 763,591,736
Net other assets (liabilities) — (0.1)% (400,297)
Net Assets — 100.0% $ 763,191,439

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2025 .
ADR—American Depository Receipt
CVR—Contingency Valued Rights
* Non-income producing security.
† Represents less than 0.05%.
^ This security or a partial position of this security was on loan as of December 31, 2025. The total value of securities on loan as of December 31, 2025 was $870,341.
(a) Security was valued using significant unobservable inputs as of December 31, 2025.
(b) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2025.
(c) The rate represents the effective yield at December 31, 2025.
(d) See Federal Tax Information listed in the Notes to the Financial Statements.
Amounts shown as “—“ are either $0 or round to less than $1.

AZL DFA U.S. Core Equity Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2025
Statement of Operations
For the Year Ended December 31, 2025
Assets:
Investment securities, at cost $ 414,169,959
aaa
aaa
Investment securities, at value(a) $ 763,591,736
Interest and dividends receivable 416,758
Receivable for investments sold 831,400
Prepaid expenses 3,530
Reclaims receivable 3,867
Total Assets 764,847,291
Liabilities:
Payable for capital shares redeemed 169,931
Payable for collateral received on loaned securities 904,845
Management fees payable 314,862
Administration fees payable 60,686
Distribution fees payable 163,991
Custodian fees payable 3,951
Administrative and compliance services fees payable 1,625
Transfer agent fees payable 1,265
Trustee fees payable 5,042
Other accrued liabilities 29,654
Total Liabilities 1,655,852
Commitments and contingent liabilities^
Net Assets
$ 763,191,439
Net Assets Consist of:
Paid-in capital $ 368,940,032
Total distributable earnings 394,251,407
Net Assets
$ 763,191,439
Shares of beneficial interest (unlimited number of shares authorized, no par value) 47,309,420
Net Asset Value (offering and redemption price per share) $ 16.13
(a) Includes securities on loan of $870,341.
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends $ 10,790,660
Income from securities lending 13,464
Foreign withholding tax (10,272)
Total Investment Income 10,793,852
Expenses:
Management fees 6,255,909
Administration fees 305,825
Distribution fees 1,954,971
Custodian fees 27,033
Administrative and compliance services fees 18,944
Transfer agent fees 11,188
Trustee fees 41,989
Professional fees 47,774
Shareholder reports 4,826
Other expenses 18,017
Total expenses before reductions 8,686,476
Less Management fees contractually waived (2,502,363)
Net expenses 6,184,113
Net Investment Income/(Loss)
4,609,739
Net realized and Change in net unrealized gains/(losses) on
investments:
Net realized gains/(losses) on securities and foreign currencies 41,725,944
Change in net unrealized appreciation/(depreciation) on securities and foreign currencies 66,026,374
Net realized and Change in net unrealized gains/(losses) on
investments
107,752,318
Change in Net Assets Resulting From Operations
$ 112,362,057

AZL DFA U.S. Core Equity Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2025
For the
Year Ended
December 31, 2024
Change In Net Assets:
Operations:
Net investment income/(loss) $ 4,609,739 $ 5,581,762
Net realized gains/(losses) on investments 41,725,944 72,546,064
Change in unrealized appreciation/(depreciation) on investments 66,026,374 76,527,924
Change in net assets resulting from operations 112,362,057 154,655,750
Distributions to Shareholders:
Distributions (76,072,613) (77,321,606)
Change in net assets resulting from distributions to shareholders (76,072,613) (77,321,606)
Capital Transactions:
Proceeds from shares issued 36,797,643 100,108,259
Proceeds from dividends reinvested 76,072,613 77,321,606
Value of shares redeemed (193,446,303) (217,489,328)
Change in net assets resulting from capital transactions (80,576,047) (40,059,463)
Change in net assets (44,286,603) 37,274,681
Net Assets:
Beginning of period 807,478,042 770,203,361
End of period $ 763,191,439 $ 807,478,042
Share Transactions:
Shares issued 2,571,373 6,662,728
Dividends reinvested 4,793,485 5,100,370
Shares redeemed (12,093,840) (14,054,166)
Change in shares (4,728,982) (2,291,068)

AZL DFA U.S. Core Equity Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Net Asset Value, Beginning of Period
$15.52 $14.18 $12.27 $16.91 $14.61
Investment Activities:
Net Investment Income/(Loss)(a) 0.09  0.10  0.12  0.12  0.11
Net Realized and Unrealized Gains/(Losses) on Investments 2.21  2.73  2.32  (2.78) 3.76
Total from Investment Activities 2.30  2.83  2.44  (2.66) 3.87
Distributions to Shareholders From:
Net Investment Income (0.12) (0.12) (0.07) (0.11) (0.16)
Net Realized Gains (1.57) (1.37) (0.46) (1.87) (1.41)
Total Dividends (1.69) (1.49) (0.53) (1.98) (1.57)
Net Asset Value, End of Period
$16.13 $15.52 $14.18 $12.27 $16.91
Total Return
(b) 15.03% 20.24% 20.43% (15.38)% 27.31%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $763,191 $807,478 $770,203 $381,536 $503,931
Net Investment Income/(Loss) 0.59% 0.67% 0.92% 0.83% 0.64%
Expenses Before Reductions(c) 1.11% 1.10% 1.10% 1.09% 1.10%
Expenses Net of Reductions 0.79% 0.78% 0.78% 0.82% 0.84%
Portfolio Turnover Rate 5% 15% 29% 4% 9%
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.

AZL DFA U.S. Core Equity Fund
Notes to the Financial Statements
December 31, 2025

1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL DFA U.S. Core
Equity Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.

AZL DFA U.S. Core Equity Fund
Notes to the Financial Statements
December 31, 2025

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at December 31, 2025 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent
9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $1,325 during the year ended December 31, 2025. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $904,845 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of December 31, 2025. At December 31, 2025, there were no master netting provisions in the securities lending agreement.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2025, the Fund did not engage in any Rule 17a-7 transactions.
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with Dimensional Fund Advisors LP (“DFA” or the
“Subadviser”), DFA provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the
Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager.
The Manager has contractually agreed to waive fees and assume certain expenses of the Fund to limit the annual expenses, excluding (i) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (ii) acquired fund fees and expenses, (iii) taxes, (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (v) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vi) other extraordinary or non-routine expenses (including expenses arising from mergers, acquisitions or similar transactions involving the Fund), based on the average net assets of the Fund, through April 30, 2027.
For the year ended December 31, 2025, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The Manager waived, prior to any application of expense limit, the management fee to 0.48% on all assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2027. The annual rate due to the Subadviser from the Manager is 0.12% of the first $100 million of the Fund’s net assets and 0.10% of the Fund’s net assets over $100 million.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund’s expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December
31, 2025, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable.
Annual Rate* Annual Expense Limit
AZL DFA U.S. Core Equity Fund 0.80% 1.20%

AZL DFA U.S. Core Equity Fund
Notes to the Financial Statements
December 31, 2025

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and support services to the CCO of the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and, through September 30, 2025, a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the
Fund's average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
In the event that unobservable inputs are used when determining valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement. When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any other information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates.

AZL DFA U.S. Core Equity Fund
Notes to the Financial Statements
December 31, 2025

The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2025 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2025, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security or other asset may fluctuate significantly due to factors such as changes in general market conditions, including economic, political, and financial conditions, widespread disease or other public health issues, war, military conflict, acts of terrorism, adverse investor sentiment, or instability or other disruptive events in the local, regional or global markets. Certain changes in the U.S. economy, such as a decrease in imports or exports, changes in trade regulations, inflation and/or economic recession, may have an adverse effect on the value of the Fund's securities.
Technology Sector Risk : Technology companies, including information technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
Value Stocks Risk : Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. If the market does not recognize that a selected security is undervalued, the prices of that security might not appreciate as anticipated. Value stocks also may underperform the market for long periods of time.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2025 is $415,174,703. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 760,495,523 $ 10,257 $ —
#
$ 760,505,780
Warrants
+
910 — — 910
Rights
+
— 33,306 — 33,306
Unaffiliated Investment Companies 3,051,740 — — 3,051,740
Total Investment Securities $763,548,173 $43,563 $— $763,591,736
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
#
Represents the interest in securities that were determined to have a value of zero at December 31, 2025.
Purchases Sales
AZL DFA U.S. Core Equity Fund $36,520,182 $187,246,806
Unrealized appreciation $373,410,968
Unrealized depreciation (24,993,935)
Net unrealized appreciation/(depreciation) $348,417,033

AZL DFA U.S. Core Equity Fund
Notes to the Financial Statements
December 31, 2025

The tax character of dividends paid to shareholders during the year ended December 31, 2025 was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2024 was as follows:
At December 31, 2025, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of December 31, 2025, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 95% of the Fund.
Investment activities of these shareholders could have a material impact to the Fund.
9. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"), subject to the oversight and, when applicable, approval of the Board, the officers of the Trust, as listed in the Trust’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
10. Recent Accounting Pronouncements
During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The
amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction if the quantitative threshold is met. The Fund did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
11. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL DFA U.S. Core Equity Fund $7,643,891 $68,428,722 $76,072,613
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL DFA U.S. Core Equity Fund $7,547,370 $69,774,236 $77,321,606
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
(Depreciation)(a)
Total
Accumulated
Earnings/(Deficit)
AZL DFA U.S. Core Equity Fund $5,279,462 $40,554,912 $— $348,417,033 $394,251,407
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales and other miscellaneous differences.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Trust and Shareholders of
AZL DFA U.S. Core Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL DFA U.S. Core Equity Fund (one of the funds constituting
Allianz Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 20, 2026
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2025, 100% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.
During the year ended December 31, 2025, the Fund declared net short-term capital gain distributions of $2,106,487.
During the year ended December 31, 2025, the Fund declared net long-term capital gain distributions of $68,428,722.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Fund during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts
Subject to the general supervision of the Board of Trustees (the “Board” or “Trustees”) and in accordance with the investment objectives and restrictions of each separate series
(together, the “Funds”) of the Allianz Variable Insurance Products Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management
LLC (the “Manager”). As used in this section, “Fund” refers to any of the Funds other than the AZL Moderate Index Strategy Fund. The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon the Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2027 (the “Expense Limitation Agreement”).
Each Fund is a manager-of-managers fund. That means that the Manager is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the investment decisions made for each Fund. The Manager also is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a
Subadviser.
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
The Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to select as a Subadviser. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the
Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods; (b)
Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place a Fund on the watch list for other reasons, and if so, will explain its rationale to the Board. Funds which are on the watch list are subject to additional scrutiny by the Manager and the Board. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board has subsequently considered and approved retention of the new Subadviser.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager and the portfolio management agreements with the Subadvisers (the “Subadvisory Agreements”; and together with the Management Agreement, the “Advisory Contracts”). The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considered many factors, among the most material of which are: the Funds’ investment objectives and long-term performance; the Manager’s and Subadvisers’
(collectively, the “Advisory Organizations”) management philosophy, personnel, processes and investment performance, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Funds by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance
Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) any payments made by the Funds pursuant to Rule 12b-1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Advisory Contracts.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Advisory Contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of Advisory Contracts is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Funds’ investment performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or “peer group” funds), and comments on the reasons for performance; the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Funds’ portfolio securities; the nature, extent and quality of the advisory and other services provided to the Funds by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them;
and relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the Advisory Contracts, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall-out” benefits an Advisory Organization may derive from its relationship with the Funds.
In assessing the Advisory Organizations’ performance of their obligations, the Board may also consider whether there has occurred a circumstance or event that would constitute a reason for it to not renew an Advisory Contract. In this regard, the Board is mindful of the potential disruption of a Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.
The Advisory Contracts were most recently considered at Board meetings held in the summer and fall of 2025. Information relevant to the approval of such Advisory Contracts was considered at Board meetings held June 9 and 10, 2025, and September 23, 2025, as well as at various other meetings preceding those meetings. Accordingly, the Advisory
Contracts were approved by the Board at an in-person meeting on September 23, 2025. At such meeting the Board also approved the Expense Limitation Agreement between the
Manager and the Trust for the period ending April 30, 2027.
In connection with such meetings, the Board requested and evaluated extensive materials from the Advisory Organizations, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Contracts with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager or Subadvisers were present. In reaching their determinations relating to the approval of the Advisory Contracts, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Advisory
Contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Form N-CSR filings must include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager and Subadvisers.
The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. Under the Management Agreement, the Manager holds the sole and exclusive responsibility to provide, or arrange for others to provide, the management of the Funds’ assets and the placement of orders for the purchase and sale of the securities of the Funds. As each Fund is a manager of managers fund, the Manager is authorized, under the Management Agreement, to retain one or more Subadvisers for each Fund to handle day-to-day management of the Funds’ investment portfolios; the Manager is responsible for determining, in the first instance, which investment advisers to recommend to the Board for selection as a Subadviser. The Board was aware that, notwithstanding the retention of the Subadvisers to handle day-to-day portfolio management, the Manager remains responsible for substantial other matters, including continuously monitoring compliance by each Subadviser with the investment policies and restrictions of the respective Funds, with such other limitations or directions of the Board, and with all legal requirements under federal or state law or regulation. The Manager also is responsible primarily to provide statistical information and other data to the Board regarding the Funds’ portfolio investments and to make available to the Funds’ administrator such information as is necessary for the conduct of its duties.
The Board also noted that the Manager provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and the Subadvisers and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted that, for example, the Manager and Subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs are continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Advisory Contracts.
(2) The investment performance of the Funds, the Manager and the Subadvisers.
In connection with every quarterly Board meeting, as well as the summer and fall 2025 contract review process, the Board receives extensive information on the performance results of each of the Funds. This includes performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. The performance information considered includes information on absolute total return, performance versus the appropriate benchmark(s), and performance versus peer groups as reported by Lipper. For example, in connection with the Board meetings held June 9 and 10, 2025, and September
23, 2025, the Manager reported that for the one-year period ended December 31, 2024, five Funds were in the top 40%, two were in the middle 20%, and seven were in the bottom
40% of their respective Lipper peer groups. For the three-year period ended December 31, 2024, six Funds were in the top 40%, three were in the middle 20% and five were in the bottom 40% of their respective Lipper peer groups. For the five-year period ended December 31, 2024, six Funds were in the top 40%, two were in the middle 20%, and six were in the bottom 40% of their respective Lipper peer groups. For Funds which are index funds, the Board each quarter also receives information on the extent, if any, to which such Funds deviate from their particular benchmark index (referred to as “index attribution”).
Three Funds, the AZL Russell Value 1000 Index Fund, the AZL Enhanced Bond Index Fund and the AZL Government Money Market Fund, were in the bottom 40% for all of the one-, three- and five-year periods. The Board had previously met with the portfolio managers of the AZL Government Money Market Fund in June 2023 to receive and review enhanced reporting on each Fund’s current investment strategy, process and outlook. As a result of these discussions and other discussions with representatives of the Manager, the
Board considered the reasons for the underperformance of these Funds, including the headwinds faced by their long-term investment strategies. The Board understood that such underperformance was not a reflection of the nature, extent or quality of services being provided by the respective Subadvisers. The Board also considered the impact of recoupment of previously waived fees on the performance of the AZL Government Money Market Fund during the periods measured.
At the Board meeting held September 23, 2025, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2025.

Thus, at the Board meeting held September 23, 2025, the Board determined that the overall investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Funds.
The Manager supplied information
to the Board pertaining to the level of investment advisory fees to which the Funds are subject. The Manager has agreed to temporarily limit Fund expenses at certain levels, and information is provided to the Board setting forth “contractual” advisory fees and “actual” fees after taking expense limits and any temporary fee waivers into account. The Board noted that the subadvisory fees are paid by the Manager to each Subadviser and are not additional fees borne by the Funds. Based upon the information provided, the “actual”
advisory fees payable by the Funds overall are generally comparable to the average level of fees paid by the Funds’ peer groups. For the 14 Funds reviewed by the Board in the summer and fall of 2025, 12 Funds paid “actual” advisory fees in a percentage amount within the 65th percentile or lower for each Fund’s applicable category. (A lower percentile reflects lower fund fees and is better for fund shareholders.) The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.
Based upon the information provided, the management fee ranking in 2024 for the 14 Funds was as follows: (1) 12 of the Funds had management fee rankings at or below the 65th percentile (with 10 Funds at or below the 50th percentile); (2) for the AZL MSCI Global Equity Index Fund, it was determined that there was poor peer group comparability due to there being only one other fund in the category; and (3) for the AZL T. Rowe Price Capital Appreciation Fund, a temporary management fee reduction was recommended. The Board noted that it had previously considered and approved a temporary reduction in the AZL MSCI Global Equity Index Fund’s management fee, which is in effect through at least April 30,
2027. In addition, the Board also considered that the AZL Enhanced Bond Index Fund’s management fee ranked at the 63rd percentile in the bond index category, but that the Fund’s enhanced bond strategy lacks direct peers.
The Manager has also supplied information to the Board pertaining to total Fund expenses (which include advisory fees, the 25 basis point 12b-1 fee paid by the Funds, and other
Fund expenses). As noted above, the Manager has agreed to limit Fund expenses at certain levels.
The Manager has committed to providing the Funds with a high quality of service and working to reduce Fund expenses over time.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2022 through 2024. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
The Manager, on behalf of the Board, endeavored to obtain information on the profitability of each Subadviser in connection with its relationship with the Fund or Funds which it subadvised. The Manager was unable to obtain consistent profitability information from some of the Subadvisers that would allow the Board to determine the profits derived from the
Subadviser’s relationship to the Fund or Funds, rather than its overall level of profitability. In considering profitability information, the Board considered the possible effect of any fall-
out benefits to the Subadvisers and their affiliates. The Board considered the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization.
The Manager assured the Board that the Subadvisory Agreements with the Subadvisers, none of which are affiliated with the Manager, were negotiated on an “arm’s length” basis, which should not result in excessive profits for the Subadvisers.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.
The Board noted that the advisory fee schedules
for the Funds (other than AZL FIAM Multi-Strategy Fund, AZL FIAM Total Bond Fund, and AZL MSCI Global Equity Index Fund) do not contain breakpoints that reduce the fee rate on assets above specified levels, although certain Subadvisory Agreements have such “breakpoints.” The Board recognized that breakpoints may be an appropriate way for the
Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found that there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June
30, 2025, were approximately $13.4 billion, including assets of affiliated investing funds, and that no single Fund had assets in excess of approximately $3.5 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Advisory Contracts or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in certain Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Advisory Contracts, the
Board concluded that the advisory fees were reasonable, and that the continuation of the Advisory Contracts was in the best interest of the Funds.

ANNRPT1225 02/26
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® Enhanced Bond Index Fund
Annual Financial Statements and Other Information
December 31, 2025

AZL® Enhanced Bond Index Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Information (Form N-CSR Items 8-11) (Unaudited)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Asset-Backed Securities (5.5%):
$ 3,399,352 Affirm Asset Securitization Trust, Class A, Series
2025-X2, 4.45%, 10/15/30, Callable 5/15/27 @
100(a) $ 3,402,412
998,915 Affirm Asset Securitization Trust, Class A, Series
2025-X1, 5.08%, 4/15/30, Callable 11/15/26 @
100(a) 1,000,329
5,044,000 Affirm Master Trust, Class A, Series 2025-3A,
4.45%, 10/16/34, Callable 10/15/28 @ 100(a) 5,044,737
837,129 ARI Fleet Lease Trust, Class A2, Series 2024-A,
5.30%, 11/15/32, Callable 8/15/27 @ 100(a) 841,514
6,894,000 BA Credit Card Trust, Class A1, Series 2023-A1,
4.79%, 5/15/28 6,917,510
475,574 Carmax Auto Owner Trust, Class A3, Series 2023-2,
5.05%, 1/18/28, Callable 5/15/27 @ 100 477,839
1,104,009 Chesapeake Funding II LLC, Class A1, Series 2023-
2A, 6.16%, 10/15/35, Callable 10/15/26 @ 100(a) 1,115,541
2,364,903 Chesapeake Funding II LLC, Class A1, Series 2024-
1A, 5.52%, 5/15/36, Callable 7/15/27 @ 100(a) 2,383,142
658,653 College Ave Student Loans LLC, Class A2, Series
2021-B, 1.76%, 6/25/52, Callable 1/25/34 @ 100(a) 598,943
82,187 College Ave Student Loans LLC, Class A1, Series
2021-A, 4.95%(TSFR1M+121bps), 7/25/51,
Callable 11/25/30 @ 100(a) 82,602
1,148,028 College Ave Student Loans LLC, Class A2, Series
2023-A, 5.33%, 5/25/55, Callable 4/25/37 @ 100(a) 1,161,614
634,662 College Ave Student Loans LLC, Class A2, Series
2021-C, 2.32%, 7/26/55(a) 581,280
2,091,000 Dell Equipment Finance Trust, Class A2, Series
2025-1, 4.68%, 7/22/27(a) 2,098,072
5,359,000 Discover Card Execution Note Trust, Class A, Series
2023-A1, 4.31%, 3/15/28 5,364,191
236,369 EDvestinU Private Education Loan Issue No 3 LLC,
Class A, Series 2021-A, 1.80%, 11/25/45(a) 219,288
2,516,766 ELFI Graduate Loan Program LLC, Class A, Series
2023-A, 6.37%, 2/4/48, Callable 3/25/34 @ 100(a) 2,628,538
423,000 Enterprise Fleet Financing LLC, Class A3, Series
2024-1, 5.16%, 9/20/30, Callable 8/20/27 @ 100(a) 431,144
773,000 Enterprise Fleet Financing LLC, Class A3, Series
2022-3, 4.29%, 7/20/29, Callable 4/20/26 @ 100(a) 773,715
1,543,000 Enterprise Fleet Financing LLC, Class A3, Series
2024-3, 4.98%, 8/21/28, Callable 4/20/28 @ 100(a) 1,564,894
342,743 Enterprise Fleet Financing LLC, Class A2, Series
2023-2, 5.56%, 4/22/30, Callable 2/20/27 @ 100(a) 344,637
4,564,000 Ford Credit Auto Owner Trust, Class A, Series 2025-
1, 4.86%, 8/15/37, Callable 2/15/30 @ 100(a)(b) 4,688,844
1,831,040 Foundation Finance Trust, Class A, Series 2024-1A,
5.50%, 12/15/49, Callable 11/15/30 @ 100(a) 1,871,102
313,530 GoodLeap Sustainable Home Solutions Trust, Class
A, Series 2022-1GS, 2.70%, 1/20/49, Callable
9/20/39 @ 100(a) 278,523
924,155 GreatAmerica Leasing Receivables Funding LLC,
Class A2, Series 2024-2, 5.28%, 3/15/27(a) 927,948
6,682,000 John Deere Owner Trust, Class A3, Series 2024-A,
4.96%, 11/15/28, Callable 12/15/27 @ 100 6,740,749
2,282,881 John Deere Owner Trust, Class A3, Series 2023-B,
5.18%, 3/15/28, Callable 2/15/27 @ 100 2,296,912
844,000 Lyra Music Assets Delaware, LP, Class A2, Series
2025-1A, 5.60%, 9/20/65, Callable 12/20/27 @
100(a) 848,565
Principal Amount Value
Asset-Backed Securities, continued
$ 589,000 M&T Equipment Notes, Class A2, Series 2025-1A,
4.70%, 12/16/27(a) $ 591,906
27,895 Mercedes-Benz Auto Receivables Trust, Class A3,
Series 2022-1, 5.21%, 8/16/27, Callable 12/15/26
@ 100 27,965
122,628 Mosaic Solar Loan Trust, Class A, Series 2022-2A,
4.38%, 1/21/53, Callable 5/20/37 @ 100(a) 114,234
5,689 Navient Private Education Loan Trust, Class
A2A, Series 2018-BA, 3.61%, 12/15/59, Callable
12/15/27 @ 100(a) 5,651
3,337,905 Navient Private Education Refi Loan Trust, Class A,
Series 2021-EA, 0.97%, 12/16/69, Callable 8/15/30
@ 100(a) 2,995,429
3,290,271 Navient Private Education Refi Loan Trust, Class A,
Series 2023-A, 5.51%, 10/15/71, Callable 9/15/33
@ 100(a) 3,375,417
1,159,556 Navient Private Education Refi Loan Trust, Class A,
Series 2021-DA, 4.76%(PRIME-(199)bps), 4/15/60,
Callable 5/15/32 @ –(a) 1,136,839
583,641 Navient Private Education Refi Loan Trust, Class A,
Series 2020-FA, 1.22%, 7/15/69, Callable 2/15/28
@ 100(a) 553,733
543,627 Navient Private Education Refi Loan Trust, Class
A1B, Series 2020-IA, 4.86%(TSFR1M+111bps),
4/15/69, Callable 4/15/32 @ 100(a) 540,494
1,034,013 Navient Private Education Refi Loan Trust, Class
A2A, Series 2019-D, 3.01%, 12/15/59, Callable
9/15/31 @ 100(a) 1,009,755
224,535 Navient Private Education Refi Loan Trust, Class A,
Series 2021-A, 0.84%, 5/15/69, Callable 2/15/29
@ 100(a) 205,127
9,383 Navient Student Loan Trust, Class A2, Series 2018-
EA, 4.00%, 12/15/59, Callable 1/15/26 @ 100(a) 9,372
2,654,000 Navistar Financial Dealer Note Master Owner Trust,
Class A, Series 2024-1, 5.59%, 4/25/29(a) 2,666,035
2,329,919 Nelnet Student Loan Trust, Class A1B, Series 2025-
BA, 5.33%(SOFR30A+135bps), 5/17/55, Callable
8/15/36 @ 100(a) 2,329,907
1,673,905 Nelnet Student Loan Trust, Class AFL, Series 2021-
CA, 4.59%(TSFR1M+85bps), 4/20/62, Callable
12/20/31 @ 100(a) 1,664,833
4,285,000 Nelnet Student Loan Trust, Class A1, Series 2025-
1A, 4.91%(SOFR30A+75bps), 10/25/33(a) 4,284,900
2,697,549 Nelnet Student Loan Trust, Class AFL, Series 2021-
BA, 4.63%(TSFR1M+89bps), 4/20/62, Callable
7/20/29 @ 100(a) 2,677,725
1,418,912 Nelnet Student Loan Trust, Class APT2, Series
2021-A, 1.36%, 4/20/62, Callable 1/20/29 @ 100(a) 1,340,688
2,743,199 Nelnet Student Loan Trust, Class A1B, Series 2025-
AA, 5.08%(SOFR30A+110bps), 3/15/57, Callable
6/15/36 @ 100(a) 2,714,360
1,388,000 PFS Financing Corp., Class A, Series 2024-D,
5.34%, 4/15/29(a) 1,412,004
189,000 PFS Financing Corp., Class A, Series 2023-A, 5.80%,
3/15/28(a) 189,649
3,221,000 PFS Financing Corp., Class A, Series 2023-C, 5.52%,
10/15/28(a) 3,256,851
8,497,000 PFS Financing Corp., Class A, Series 2024-B, 4.95%,
2/15/29(a) 8,585,799

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Asset-Backed Securities, continued
$ 7,235,000 PFS Financing Corp., Class A, Series 2023-B, 5.27%,
5/15/28(a) $ 7,264,862
4,930,000 PFS Financing Corp., Class A, Series 2025-B, 4.85%,
2/15/30(a) 5,012,899
809,000 Point Broadband Funding LLC, Class A2, Series
2025-1A, 5.34%, 7/20/55, Callable 7/20/28 @
100(a) 813,832
147,146 Prodigy Finance CM2021-1 DAC, Class A, Series
2021-1A, 5.09%(TSFR1M+136bps), 7/25/51,
Callable 11/25/26 @ 100(a) 146,774
2,950,000 Qts Issuer ABS II LLC, Class A2, Series 2025-1A,
5.04%, 10/5/55, Callable 10/5/28 @ 100(a) 2,906,736
1,874,000 Regional Management Issuance Trust, Class A,
Series 2021-2, 1.90%, 8/15/33, Callable 8/15/26
@ 100(a) 1,818,045
671,000 Regional Management Issuance Trust, Class A,
Series 2024-2, 5.11%, 12/15/33, Callable 12/15/26
@ 100(a) 676,877
317,000 SFS Auto Receivables Securitization Trust, Class A3,
Series 2025-1A, 4.75%, 7/22/30, Callable 2/20/29
@ 100(a) 320,593
6,807,342 SMB Private Education Loan Trust, Class A1B,
Series 2023-B, 5.78%(SOFR30A+180bps),
10/16/56(a) 6,922,097
1,966,844 SMB Private Education Loan Trust, Class A2A1,
Series 2021-A, 4.59%(TSFR1M+84bps), 1/15/53(a) 1,942,677
211,247 SMB Private Education Loan Trust, Class B, Series
2021-A, 2.31%, 1/15/53(a) 206,800
741,253 SMB Private Education Loan Trust, Class A1A,
Series 2020-B, 1.29%, 7/15/53(a) 706,197
629,864 SMB Private Education Loan Trust, Class APT1,
Series 2021-C, 1.39%, 1/15/53(a) 578,486
1,803,433 SMB Private Education Loan Trust, Class APT,
Series 2022-A, 2.85%, 11/16/54(a) 1,705,641
3,638,838 SMB Private Education Loan Trust, Class A1B,
Series 2022-D, 5.78%(SOFR30A+180bps),
10/15/58(a) 3,704,174
111,141 SMB Private Education Loan Trust, Class A2B,
Series 2020-A, 4.69%(TSFR1M+94bps), 9/15/37(a) 110,427
1,022,566 SMB Private Education Loan Trust, Class A1B,
Series 2024-A, 5.43%(SOFR30A+145bps),
3/15/56(a) 1,029,005
23,311 SMB Private Education Loan Trust, Class A2B,
Series 2017-B, 4.61%(TSFR1M+86bps),
10/15/35(a) 23,273
1,231,146 SoFi Consumer Loan Program Trust, Class A, Series
2025-1, 4.80%, 2/27/34, Callable 2/25/28 @ 100(a) 1,235,778
618,049 SoFi Personal Loan Trust, Class A, Series 2024-1A,
6.06%, 2/12/31, Callable 9/12/27 @ –(a) 622,064
156,993 SoFi Professional Loan Program LLC, Class A2FX,
Series 2019-B, 3.09%, 8/17/48, Callable 11/15/26
@ 100(a) 154,709
490,344 SoFi Professional Loan Program Trust, Class A2FX,
Series 2020-A, 2.54%, 5/15/46, Callable 2/15/28
@ 100(a) 474,674
281,201 SoFi Professional Loan Program Trust, Class AFX,
Series 2020-C, 1.95%, 2/15/46, Callable 11/15/28
@ 100(a) 265,172
1,849,000 Summit Issuer LLC, Class A2, Series 2025-1A,
5.21%, 11/20/55, Callable 11/20/28 @ 100(a) 1,846,658
Principal Amount Value
Asset-Backed Securities, continued
$ 3,067,000 Toyota Auto Loan Extended Note Trust, Class A,
Series 2023-1A, 4.93%, 6/25/36, Callable 6/25/28
@ 100(a) $ 3,137,807
1,196,183 UPX HIL 2025-1 Issuer Trust, Class A, Series 2025-
1, 5.16%, 1/25/47(a) 1,204,245
1,482,000 Westlake Automobile Receivables Trust, Class A3,
Series 2025-P1, 4.58%, 6/15/29, Callable 6/15/28
@ 100(a) 1,494,817
Total Asset-Backed Securities (Cost $142,506,716) 142,698,577
Collateralized Mortgage Obligations (5.5%):
1,023,166 A&D Mortgage Trust, Class A1, Series 2023-NQM5,
7.05%, 11/25/68, Callable 11/25/26 @ 100(a)(b) 1,036,218
2,817,808 A&D Mortgage Trust, Class A1, Series 2025-NQM2,
5.79%, 6/25/70, Callable 5/25/28 @ 100(a)(b) 2,835,681
2,200,000 AGL CLO 28, Ltd., Class AL2, Series 2023-28A,
5.57%(TSFR3M+170bps), 1/21/37, Callable
1/21/26 @ 100(a) 2,211,490
4,895,000 Anchorage Capital CLO 7, Ltd., Class AR3, Series
2015-7A, 5.42%(TSFR3M+156bps), 4/28/37,
Callable 4/28/26 @ 100(a) 4,915,652
947,208 Angel Oak Mortgage Trust, Class A1, Series 2023-1,
4.75%, 9/26/67, Callable 1/25/26 @ 100(a)(b) 963,067
3,223,336 Angel Oak Mortgage Trust, Class A1, Series 2024-1,
5.21%, 8/25/68, Callable 1/25/27 @ 100(a)(b) 3,310,461
3,924,552 Angel Oak Mortgage Trust, Class A1, Series 2024-2,
5.99%, 1/25/69, Callable 1/25/27 @ 100(a)(b) 4,097,322
1,525,318 Angel Oak Mortgage Trust, Class A1, Series 2025-2,
5.64%, 2/25/70, Callable 2/25/28 @ 100(a)(b) 1,538,573
2,089,197 Angel Oak Mortgage Trust, Class A1, Series 2025-
11, 4.98%, 10/25/70, Callable 10/25/28 @ 100(a)(b) 2,071,996
970,377 Angel Oak Mortgage Trust, Class A1, Series 2023-6,
6.50%, 12/25/67, Callable 8/25/26 @ 100(a)(b) 974,102
640,000 Apidos CLO LIII, Class A1, Series 2025-53A,
5.20%(TSFR3M+132bps), 7/20/38, Callable
7/20/27 @ 100(a) 641,276
1,124,944 Arroyo Mortgage Trust, Class A1, Series 2022-2,
4.95%, 7/25/57, Callable 1/25/26 @ 100(a) 1,121,978
3,388,221 Battalion CLO IX, Ltd., Class ARR, Series 2015-9A,
4.86%(TSFR3M+96bps), 7/15/31, Callable 4/15/26
@ 100(a) 3,387,836
1,750,000 Benefit Street Partners CLO, Ltd., Class A1R, Series
2015-6BR, 5.06%(TSFR3M+118bps), 4/20/38,
Callable 4/20/27 @ 100(a) 1,749,931
2,144,591 BRAVO Residential Funding Trust, Class A1, Series
2025-NQM2, 5.68%, 11/25/64, Callable 2/25/28
@ 100(a)(b) 2,152,564
2,514,922 BRAVO Residential Funding Trust, Class A1, Series
2025-NQM4, 5.61%, 2/25/65, Callable 4/25/28 @
100(a)(b) 2,535,306
1,765,178 BRAVO Residential Funding Trust, Class A1, Series
2023-NQM6, 6.60%, 9/25/63, Callable 8/25/26 @
100(a)(b) 1,810,990
183,872 Chase Home Lending Mortgage Trust, Class A11,
Series 2019-ATR2, 4.75%(TSFR1M+101bps),
7/25/49, Callable 8/25/33 @ 100(a) 180,700
3,748,387 Chase Home Lending Mortgage Trust, Class A11,
Series 2025-11, 5.17%(SOFR30A+130bps),
2/25/56, Callable 2/25/35 @ 100(a) 3,698,606

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 2,296,791 Chase Home Lending Mortgage Trust, Class
A11, Series 2025-2, 5.07%(SOFR30A+120bps),
12/25/55, Callable 10/25/32 @ 100(a) $ 2,269,043
2,450,537 Chase Home Lending Mortgage Trust, Class A11,
Series 2025-8, 5.17%(SOFR30A+130bps), 6/25/56,
Callable 5/25/33 @ 100(a) 2,421,529
89,638 CIM Trust, Class A1, Series 2021-R6, 1.43%,
7/25/61, Callable 9/25/26 @ 100(a)(b) 81,725
509,433 CIM Trust, Class A11, Series 2019-INV3,
4.94%(SOFR30A+106bps), 8/25/49, Callable
11/25/38 @ 100(a) 503,289
1,291,661 COLT Mortgage Loan Trust, Class A1, Series 2025-
INV2, 5.60%, 2/25/70, Callable 2/25/28 @ 100(a)(b) 1,294,599
472,109 COLT Mortgage Loan Trust, Class A1, Series 2023-
4, 7.16%, 10/25/68, Callable 10/25/26 @ 100(a)(b) 487,614
2,337,740 Cross Mortgage Trust, Class A1, Series 2025-H2,
5.36%, 3/25/70, Callable 2/25/28 @ 100(a)(b) 2,347,890
583,373 Cross Mortgage Trust, Class A1A, Series 2023-H2,
7.14%, 11/25/68, Callable 10/25/26 @ 100(a)(b) 595,285
415,421 CSMC, Class A1, Series 2021-NQM4, 1.10%,
5/25/66, Callable 1/25/26 @ 100(a)(b) 359,818
1,250,186 CSMC, Class A1, Series 2021-NQM8, 2.84%,
10/25/66, Callable 1/25/26 @ 100(a)(b) 1,105,186
384,620 Dryden 37 Senior Loan Fund, Class AR, Series 2015-
37A, 5.27%(TSFR3M+136bps), 1/15/31, Callable
1/15/26 @ 100(a) 384,614
2,702,884 EFMT, Class A1, Series 2025-INV2, 5.39%, 5/26/70,
Callable 4/25/28 @ 100(a)(b) 2,691,827
3,860,000 Elmwood CLO 26, Ltd., Class A1, Series 2024-1A,
5.38%(TSFR3M+150bps), 4/18/37, Callable
4/18/26 @ 100(a) 3,871,652
352,908 Flagstar Mortgage Trust, Class A11, Series 2019-
1INV, 4.80%(TSFR1M+106bps), 10/25/49, Callable
9/25/37 @ 100(a) 348,683
1,120,000 Flatiron CLO 23 LLC, Class AR, Series 2023-1A,
5.12%(TSFR3M+124bps), 4/17/36, Callable
7/17/26 @ 100(a) 1,120,336
208,806 FS RIALTO, Class A, Series 2021-FL2,
5.07%(TSFR1M+133bps), 5/16/38, Callable
1/16/26 @ 100(a) 207,915
1,523,285 GCAT Trust, Class A1, Series 2025-NQM6, 4.98%,
10/25/70, Callable 11/25/28 @ 100(a)(b) 1,509,226
1,753,653 GCAT Trust, Class A1, Series 2021-NQM7, 1.92%,
8/25/66, Callable 3/25/28 @ 100(a)(b) 1,601,918
2,392,328 GCAT Trust, Class A1, Series 2025-INV2, 6.00%,
5/25/55, Callable 2/25/34 @ 100(a)(b) 2,434,194
3,325,000 Golub Capital Partners CLO 81 B, Ltd., Class A1,
Series 2025-81A, 5.64%(TSFR3M+131bps),
7/20/38, Callable 7/20/27 @ 100(a) 3,331,235
1,226,252 GS Mortgage Backed Securities Trust, Class A1,
Series 2025-NQM4, 5.01%, 10/25/65, Callable
9/25/28 @ 100(a)(b) 1,224,249
1,657,177 GS Mortgage Backed Securities Trust, Class A1,
Series 2025-DSC2, 5.04%, 1/25/66, Callable
10/25/28 @ 100(a)(b) 1,642,743
1,190,428 GS Mortgage Backed Securities Trust, Class A1,
Series 2025-NQM5, 5.01%, 7/25/65, Callable
11/25/28 @ 100(a)(b) 1,179,985
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 1,500,000 Halseypoint CLO 7, Ltd., Class A1R, Series 2023-
7A, 5.33%(TSFR3M+145bps), 7/20/38, Callable
7/20/27 @ 100(a) $ 1,503,084
2,315,915 Homes Trust, Class A1, Series 2025-NQM2, 5.43%,
2/25/70, Callable 4/25/28 @ 100(a)(b) 2,313,070
3,245,000 INCREF LLC, Class A, Series 2025-FL1,
5.46%(TSFR1M+173bps), 10/19/42, Callable
11/19/27 @ 100(a) 3,250,772
17,025 J.P. Morgan Mortgage Trust, Class A11, Series
2020-LTV1, 5.07%(TSFR1M+111bps), 6/25/50,
Callable 3/25/31 @ 100(a) 17,056
810,946 J.P. Morgan Mortgage Trust, Class A12, Series
2021-12, 5.00%, 2/25/52, Callable 1/25/48 @
100(a)(b) 805,751
275,459 J.P. Morgan Mortgage Trust, Class A11, Series
2019-INV3, 4.85%(TSFR1M+111bps), 5/25/50,
Callable 1/25/32 @ 100(a) 274,875
835,133 J.P. Morgan Mortgage Trust, Class A4, Series 2021-
10, 2.50%, 12/25/51, Callable 12/25/46 @ 100(a)(b) 742,926
1,309,803 J.P. Morgan Mortgage Trust, Class A12, Series
2021-14, 5.00%, 5/25/52, Callable 10/25/46 @
100(a)(b) 1,301,412
315,432 J.P. Morgan Mortgage Trust, Class A11, Series
2019-INV2, 4.75%(TSFR1M+101bps), 2/25/50,
Callable 2/25/35 @ 100(a) 315,137
122,997 J.P. Morgan Mortgage Trust, Class A11, Series
2019-7, 4.75%(TSFR1M+101bps), 2/25/50,
Callable 12/25/32 @ 100(a) 121,132
668,472 J.P. Morgan Mortgage Trust, Class A3, Series 2024-
2, 6.00%, 8/25/54, Callable 5/25/28 @ 100(a)(b) 681,006
1,303,100 JPMorgan Mortgage Trust, Class A1, Series 2025-
VIS3, 5.06%, 2/25/66, Callable 9/25/28 @ 100(a)(b) 1,294,815
801,853 Madison Park Funding XXXV, Ltd., Class A1R, Series
2019-35A, 5.14%(TSFR3M+125bps), 4/20/32,
Callable 1/20/26 @ 100(a) 801,855
2,158,648 MFA Trust, Class A1, Series 2023-NQM3, 6.62%,
7/25/68, Callable 8/25/26 @ 100(a)(b) 2,192,632
4,703,233 MFA Trust, Class A1, Series 2025-NQM1, 5.44%,
3/25/70, Callable 2/25/28 @ 100(a)(b) 4,699,065
978,546 MFA Trust, Class A1, Series 2023-INV2, 6.78%,
10/25/58, Callable 9/25/26 @ 100(a)(b) 985,549
1,511,674 MFA Trust, Class A1, Series 2025-NQM2, 5.68%,
5/27/70, Callable 3/25/28 @ 100(a)(b) 1,526,149
1,922,419 Morgan Stanley Residential Mortgage Loan Trust,
Class A1, Series 2025-NQM8, 4.96%, 9/25/70,
Callable 10/25/28 @ 100(a)(b) 1,903,249
7,767,389 Morgan Stanley Residential Mortgage Loan Trust,
Class A1, Series 2025-NQM3, 5.53%, 5/25/70,
Callable 5/25/28 @ 100(a)(b) 7,766,468
2,481,397 New Residential Mortgage Loan Trust, Class A1,
Series 2025-NQM5, 5.11%, 8/25/65, Callable
11/25/36 @ 100(a)(b) 2,463,882
423,179 OBX Trust, Class A1, Series 2023-NQM9, 7.16%,
10/25/63, Callable 10/25/26 @ 100(a)(b) 432,956
2,247,773 OBX Trust, Class A1, Series 2025-NQM4, 5.40%,
2/25/55, Callable 11/25/27 @ 100(a)(b) 2,243,236
1,807,041 OBX Trust, Class A1, Series 2025-NQM6, 5.60%,
3/25/65, Callable 3/25/28 @ 100(a)(b) 1,807,069
1,108,287 OBX Trust, Class A1, Series 2025-NQM3, 5.65%,
12/1/64, Callable 2/25/28 @ 100(a)(b) 1,118,449

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 1,175,000 OCP Aegis CLO, Ltd., Class A, Series 2025-40A,
5.03%(TSFR3M+114bps), 4/16/38, Callable
4/16/27 @ 100(a) $ 1,172,895
141,578 Octagon Investment Partners XVI, Ltd., Class
A1R, Series 2013-1A, 5.16%(TSFR3M+128bps),
7/17/30, Callable 1/17/26 @ 100(a) 141,574
725,000 PARK BLUE CLO III, Ltd., Class A1R, Series 2023-
3A, 5.36%(TSFR3M+148bps), 4/20/37, Callable
4/20/27 @ 100(a) 728,905
612,774 PRET Trust, Class A1, Series 2025-RPL2, 4.00%,
8/25/64, Callable 3/25/27 @ 100(a)(b) 591,185
1,719,200 PRKCM Trust, Class A1, Series 2021-AFC2, 2.07%,
11/25/56, Callable 9/25/45 @ 100(a)(b) 1,477,069
587,713 PRPM LLC, Class A1, Series 2024-RCF1, 4.00%,
1/25/54, Callable 1/25/26 @ 100(a)(b) 576,830
645,557 PRPM Trust, Class A1, Series 2024-NQM2, 6.33%,
6/25/69, Callable 7/25/27 @ 100(a)(b) 646,574
1,672,532 PRPM Trust, Class A1, Series 2025-NQM1, 5.80%,
11/25/69, Callable 2/25/28 @ 100(a)(b) 1,683,277
440,967 Regatta XVIII Funding, Ltd., Class A1R, Series 2021-
1A, 5.06%(TSFR3M+116bps), 4/15/38, Callable
4/15/27 @ 100(a) 440,120
3,429,438 Santander Mortgage Asset Receivable Trust, Class
A1, Series 2025-NQM5, 5.07%, 8/25/65, Callable
9/25/28 @ 100(a)(b) 3,437,130
366,040 Seasoned Credit Risk Transfer Trust, Class MA,
Series 2018-2, 3.50%, 11/25/57, Callable 2/25/45
@ 100 354,444
1,014,237 Seasoned Credit Risk Transfer Trust, Class MA,
Series 2019-2, 3.50%, 8/26/58, Callable 2/25/51
@ 100 988,323
3,847,803 Sequoia Mortgage Trust, Class A26F, Series 2025-
10, 5.12%(SOFR30A+125bps), 11/25/55, Callable
7/25/32 @ 100(a) 3,799,373
456,426 Sequoia Mortgage Trust, Class A1, Series 2022-1,
2.50%, 2/25/52, Callable 7/25/44 @ 100(a)(b) 379,262
2,363,954 Sequoia Mortgage Trust, Class A1A, Series
2024-HYB1, 4.51%, 11/25/63, Callable 4/25/30 @
100(a)(b) 2,358,822
637,913 SG Residential Mortgage Trust, Class A1, Series
2022-2, 5.35%, 8/25/62, Callable 1/25/26 @ 100(a)
(b) 634,669
586,700 SG Residential Mortgage Trust, Class A1, Series
2021-1, 1.16%, 7/25/61, Callable 1/25/26 @ 100(a)
(b) 498,905
3,200,000 TRESTLES CLO, Ltd., Class A1RR, Series 2017-1A,
5.32%(TSFR3M+146bps), 7/25/37, Callable
7/25/26 @ 100(a) 3,211,247
2,551,466 UWM Mortgage Trust, Class A10, Series 2021-
INV5, 5.00%, 1/25/52, Callable 9/25/47 @ 100(a)(b) 2,528,742
2,009,996 Verus Securitization Trust, Class A1, Series 2025-9,
4.94%, 10/27/70, Callable 10/25/28 @ 100(a)(b) 1,994,289
1,446,735 Verus Securitization Trust, Class A1, Series 2022-2,
4.26%, 2/25/67, Callable 12/25/27 @ 100(a)(b) 1,375,770
Total Collateralized Mortgage Obligations (Cost $143,578,410) 143,829,304
Principal Amount Value
Collateralized Mortgage-Backed Securities (4.4%):
$ 2,045,000 1345T, Class A, Series 2025-AOA,
5.35%(TSFR1M+160bps), 6/15/42(a) $ 2,050,933
995,000 1345T, Class B, Series 2025-AOA,
5.75%(TSFR1M+200bps), 6/15/42(a) 997,378
2,308,000 ALA Trust, Class A, Series 2025-OANA,
5.49%(TSFR1M+174bps), 6/15/40(a) 2,316,632
1,454,000 ALA Trust, Class B, Series 2025-OANA,
5.59%(TSFR1M+184bps), 6/15/40(a) 1,457,655
2,810,000 Alen Mortgage Trust, Class A, Series 2021-ACEN,
5.02%(TSFR1M+126bps), 4/15/34(a) 2,669,388
2,720,000 BAY Mortgage Trust, Class A, Series 2025-LIVN,
5.55%(TSFR1M+180bps), 5/15/35(a) 2,729,703
4,229,000 BBCMS Mortgage Trust, Class A, Series 2018-TALL,
4.67%(TSFR1M+92bps), 3/15/37(a) 3,976,291
1,405,000 BBCMS Mortgage Trust, Class A4, Series 2023-C22,
6.52%, 11/15/56, Callable 10/15/33 @ 100(b) 1,523,209
563,000 BBCMS Mortgage Trust, Class D, Series 2025-C35,
4.50%, 7/15/58, Callable 7/15/35 @ 100(a) 427,706
3,120,000 Benchmark Mortgage Trust, Class A5, Series 2019-
B12, 3.12%, 8/15/52, Callable 8/15/29 @ 100 2,976,305
1,040,000 Benchmark Mortgage Trust, Class B, Series 2019-
B15, 3.56%, 12/15/72, Callable 12/15/29 @ 100 915,272
750,000 BFLD Commercial Mortgage Trust, Class A, Series
2024-UNIV, 5.24%(TSFR1M+149bps), 11/15/41(a) 750,600
1,641,000 BFLD Commercial Mortgage Trust, Class B, Series
2025-660F, 5.55%(TSFR1M+180bps), 11/15/42(a) 1,644,359
560,000 BFLD Commercial Mortgage Trust, Class B, Series
2024-UNIV, 5.59%(TSFR1M+184bps), 11/15/41(a) 560,039
2,141,363 BFLD Mortgage Trust, Class A, Series 2024-WRHS,
5.24%(TSFR1M+149bps), 7/15/39(a) 2,142,224
2,636,000 BFLD Mortgage Trust, Class B, Series 2025-5MW,
5.16%, 10/10/42(a)(b) 2,643,791
1,185,000 BFLD Trust, Class A, Series 2025-FPM, 5.01%,
10/10/40(a)(b) 1,198,102
1,493,000 BFLD Trust, Class B, Series 2025-FPM, 5.59%,
10/10/40(a)(b) 1,512,288
1,270,000 BMO Mortgage Trust, Class A3, Series 2024-5C8,
5.63%, 12/15/57, Callable 12/15/29 @ 100(b) 1,322,160
2,360,000 BPR Commercial Mortgage Trust, Class A, Series
2025-STAR, 4.95%, 11/5/42(a)(b) 2,374,063
1,426,000 BSTN Commercial Mortgage Trust, Class A, Series
2025-1C, 5.37%, 6/15/44(a)(b) 1,464,818
805,000 BSTN Commercial Mortgage Trust, Class A, Series
2025-HUB, 4.90%, 4/13/41(a)(b) 808,331
2,602,623 BX Commercial Mortgage Trust, Class A, Series
2024-AIRC, 5.44%(TSFR1M+169bps), 8/15/41(a) 2,606,210
947,436 BX Commercial Mortgage Trust, Class B, Series
2024-MF, 5.44%(TSFR1M+169bps), 2/15/39(a) 947,466
2,396,660 BX Commercial Mortgage Trust, Class B, Series
2024-AIRC, 5.89%(TSFR1M+214bps), 8/15/41(a) 2,396,691
1,782,862 BX Commercial Mortgage Trust, Class A, Series
2023-XL3, 5.51%(TSFR1M+176bps), 12/9/40(a) 1,781,932
1,538,485 BX Commercial Mortgage Trust, Class A, Series
2024-BRBK, 6.61%(TSFR1M+288bps), 10/15/41(a) 1,542,321
2,000,000 BX Commercial Mortgage Trust, Class A, Series
2020-VIV4, 2.84%, 3/9/44, Callable 3/9/30 @
100(a) 1,854,280
1,026,407 BX Commercial Mortgage Trust, Class A, Series
2024-XL4, 5.19%(TSFR1M+144bps), 2/15/39(a) 1,025,859

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage-Backed Securities, continued
$ 780,000 BX Trust, Class B, Series 2024-PAT,
6.79%(TSFR1M+304bps), 3/15/41(a) $ 779,964
1,930,000 BX Trust, Class A, Series 2024-PAT,
5.84%(TSFR1M+209bps), 3/15/41(a) 1,929,988
2,805,000 BX Trust, Class A, Series 2024-VLT4,
5.24%(TSFR1M+149bps), 6/15/41(a) 2,797,890
940,000 BX Trust, Class B, Series 2024-BIO,
5.69%(TSFR1M+194bps), 2/15/41(a) 934,825
1,273,000 BX Trust, Class A, Series 2025-TAIL,
5.15%(TSFR1M+140bps), 6/15/35(a) 1,272,994
3,049,000 BX Trust, Class A, Series 2025-LIFE, 5.88%,
6/13/47(a)(b) 3,100,296
541,902 Cantor Commercial Real Estate Lending, Class
A4, Series 2019-CF2, 2.62%, 11/15/52, Callable
10/15/29 @ 100 500,734
1,950,000 CEDR Commercial Mortgage Trust, Class A, Series
2022-SNAI, 4.74%(TSFR1M+99bps), 2/15/39(a) 1,908,557
1,460,000 COAST Commercial Mortgage Trust, Class A, Series
2023-2HTL, 6.34%(TSFR1M+259bps), 8/15/36(a) 1,458,949
1,460,000 CONE Trust, Class A, Series 2024-DFW1,
5.39%(TSFR1M+164bps), 8/15/41(a) 1,457,629
485,000 CSAIL Commercial Mortgage Trust, Class B, Series
2019-C15, 4.48%, 3/15/52, Callable 2/15/29 @ 100 460,793
2,135,000 CSMC, Class B, Series 2021-BHAR,
5.37%(TSFR1M+161bps), 11/15/38(a) 2,119,625
664,000 DK Trust, Class A, Series 2025-LXP,
5.33%(TSFR1M+159bps), 8/15/37(a) 664,914
5,430,000 ELM Trust, Class A15, Series 2024-ELM, 5.80%,
6/10/39(a)(b) 5,458,488
5,430,000 ELM Trust, Class A10, Series 2024-ELM, 5.80%,
6/10/39(a)(b) 5,458,488
1,010,000 GS Mortgage Securities Corp. Trust, Class A, Series
2024-RVR, 5.20%, 8/10/41(a)(b) 1,025,929
1,505,000 GS Mortgage Securities Corp. Trust, Class B, Series
2023-FUN, 6.54%(TSFR1M+279bps), 3/15/28(a) 1,512,551
1,900,000 Hudson Yards Mortgage Trust, Class A, Series 2025-
SPRL, 5.47%, 1/13/40(a)(b) 1,965,865
2,299,000 INTOWN Mortgage Trust, Class A, Series 2025-
STAY, 5.10%(TSFR1M+135bps), 3/15/42(a) 2,301,655
1,160,000 INV Mortgage Trust, Class A, Series 2024-IND,
5.49%(TSFR1M+174bps), 11/15/41(a) 1,151,432
270,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class D, Series 2022-OPO, 3.45%, 1/5/39(a)
(b) 216,808
269,158 LBA Trust, Class A, Series 2024-7IND,
5.19%(TSFR1M+144bps), 10/15/41(a) 269,184
851,000 LQR Trust, Class A, Series 2025-CALI,
5.33%(TSFR1M+160bps), 1/15/43(a) 850,998
1,545,000 Manhattan West Mortgage Trust, Class A, Series
2020-1MW, 2.13%, 9/10/39(a) 1,486,591
271,623 MCR Mortgage Trust, Class A, Series 2024-HF1,
5.54%(TSFR1M+179bps), 12/15/41(a) 271,651
630,000 MF1, Class A, Series 2021-W10,
4.82%(TSFR1M+107bps), 12/15/34(a) 628,411
1,115,000 MIRA Trust, Class A, Series 2023-MILE, 6.75%,
6/10/38(a) 1,158,048
1,540,000 Morgan Stanley Capital I Trust, Class A4, Series
2016-BNK2, 3.05%, 11/15/49, Callable 11/15/26
@ 100 1,506,627
Principal Amount Value
Collateralized Mortgage-Backed Securities, continued
$ 1,755,000 NCMF Trust, Class B, Series 2025-MFS, 5.51%,
6/10/33(a)(b) $ 1,775,047
2,876,000 NCMF Trust, Class A, Series 2025-MFS, 4.88%,
6/10/33(a)(b) 2,885,492
345,000 NY Commercial Mortgage Trust, Class A, Series
2025-299P, 5.66%, 2/10/47(a)(b) 362,076
1,630,000 NYC Commercial Mortgage Trust, Class A, Series
2025-11X, 5.49%(TSFR1M+174bps), 10/15/40(a) 1,635,207
1,881,000 NYC Commercial Mortgage Trust, Class A, Series
2025-3BP, 4.96%(TSFR1M+121bps), 2/15/42(a) 1,865,652
1,510,000 One New York Plaza Trust, Class A, Series 2020-
1NYP, 4.82%(TSFR1M+106bps), 1/15/36(a) 1,449,858
701,000 ONNI Commerical Mortgage Trust, Class A, Series
2024-APT, 5.57%, 7/15/39(a)(b) 710,831
1,117,000 PRM5 Trust, Class A, Series 2025-PRM5, 4.47%,
3/10/33(a)(b) 1,116,626
732,000 SCG Commercial Mortgage Trust, Class B, Series
2025-DLFN, 5.25%(TSFR1M+150bps), 3/15/35(a) 727,781
125,000 SG Commercial Mortgage Securities Trust, Class
A4, Series 2016-C5, 3.06%, 10/10/48, Callable
7/10/26 @ 100 123,610
2,900,000 TCO Commercial Mortgage Trust, Class A, Series
2024-DPM, 4.99%(TSFR1M+124bps), 12/15/39(a) 2,900,296
2,537,000 TEXAS Commercial Mortgage Trust, Class A, Series
2025-TWR, 5.04%(TSFR1M+129bps), 4/15/42(a) 2,533,801
1,635,000 VEGAS Trust, Class A, Series 2024-TI, 5.52%,
11/10/39(a) 1,657,197
7,561,573 Wells Fargo Commercial Mortgage Trust, Class
XA, Series 2016-LC25, 0.79%, 12/15/59, Callable
9/15/26 @ 100(b) 30,278
316,000 WHARF Commercial Mortgage Trust, Class B, Series
2025-DC, 5.54%, 7/15/40(a)(b) 322,156
Total Collateralized Mortgage-Backed Securities (Cost
$115,484,142) 115,361,798
Corporate Bonds (24.8%):
Aerospace & Defense (0.2%):
1,701,000 Boeing Co. (The), 7.01%, 5/1/64, Callable 11/1/63
@ 100 1,925,656
1,355,000 L3Harris Technologies, Inc., 4.40%, 6/15/28,
Callable 3/15/28 @ 100 1,363,017
147,000 L3Harris Technologies, Inc., 5.60%, 7/31/53,
Callable 1/31/53 @ 100 145,155
1,690,000 Northrop Grumman Corp., 4.95%, 3/15/53, Callable
9/15/52 @ 100 1,524,027
238,000 Textron, Inc., 3.00%, 6/1/30, Callable 3/1/30 @ 100 225,309
182,000 Textron, Inc., 2.45%, 3/15/31, Callable 12/15/30
@ 100 165,140
5,348,304
Air Freight & Logistics (0.0%
†
):
266,473 United Airlines Pass Through Trust, Series 2019-1,
Class AA, 4.15%, 8/25/31 261,225
Banks (3.5%):
1,129,000 Bank of America Corp., 3.42% (TSFR3M), 12/20/28,
Callable 12/20/27 @ 100 1,114,812
5,996,000 Bank of America Corp., 2.09% (SOFR), 6/14/29,
Callable 6/14/28 @ 100 5,712,371
5,108,000 Bank of America Corp., 3.97% (TSFR3M), 2/7/30,
Callable 2/7/29 @ 100, MTN 5,080,601

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Banks, continued
$ 1,341,000 Bank of America Corp., 1.92% (SOFR), 10/24/31,
Callable 10/24/30 @ 100, MTN $ 1,198,861
5,770,000 Bank of America Corp., 2.57% (SOFR), 10/20/32,
Callable 10/20/31 @ 100 5,182,037
708,000 Bank of America Corp., 2.97% (SOFR), 2/4/33,
Callable 2/4/32 @ 100 646,471
149,000 Bank of America Corp., 5.02% (SOFR), 7/22/33,
Callable 7/22/32 @ 100 151,973
3,801,000 Bank of America Corp., 4.24% (TSFR3M), 4/24/38,
Callable 4/24/37 @ 100 3,541,274
4,034,000 Citigroup, Inc., 4.64% (SOFR), 5/7/28, Callable
5/7/27 @ 100 4,063,113
1,480,000 Citigroup, Inc., 4.79% (SOFR), 3/4/29, Callable
3/4/28 @ 100 1,497,227
608,000 Citigroup, Inc., 5.17% (SOFR), 2/13/30, Callable
2/13/29 @ 100 622,768
6,652,000 Citigroup, Inc., 2.67% (SOFR), 1/29/31, Callable
1/29/30 @ 100 6,223,485
2,915,000 Citigroup, Inc., 2.52% (SOFR), 11/3/32, Callable
11/3/31 @ 100 2,612,761
2,750,000 Citigroup, Inc., 3.06% (SOFR), 1/25/33, Callable
1/25/32 @ 100 2,522,270
940,000 Citigroup, Inc., 3.79% (SOFR), 3/17/33, Callable
3/17/32 @ 100 895,942
57,000 FNB Corp., 5.72% (SOFRINDX), 12/11/30, Callable
12/11/29 @ 100 58,076
5,607,000 JP Morgan Chase & Co., 3.88% (TSFR3M), 7/24/38,
Callable 7/24/37 @ 100 5,014,284
9,126,000 JPMorgan Chase & Co., 4.92% (SOFR), 1/24/29,
Callable 1/24/28 @ 100 9,298,171
1,347,000 JPMorgan Chase & Co., 2.07% (SOFR), 6/1/29,
Callable 6/1/28 @ 100 1,284,739
1,942,000 JPMorgan Chase & Co., 2.74% (TSFR3M),
10/15/30, Callable 10/15/29 @ 100 1,842,135
9,753,000 JPMorgan Chase & Co., 4.60% (SOFR), 10/22/30,
Callable 10/22/29 @ 100 9,885,134
2,870,000 JPMorgan Chase & Co., 5.14% (SOFR), 1/24/31,
Callable 1/24/30 @ 100 2,965,904
2,195,000 KeyBank NA, 5.00%, 1/26/33, Callable 10/26/32
@ 100 2,214,852
1,135,000 Morgan Stanley, 2.24% (SOFR), 7/21/32, Callable
7/21/31 @ 100, MTN 1,008,003
8,964,000 Wells Fargo & Co, 5.71% (SOFR), 4/22/28, Callable
4/22/27 @ 100 9,142,231
1,122,000 Wells Fargo & Co., 5.24% (SOFR), 1/24/31, Callable
1/24/30 @ 100 1,160,088
4,048,000 Wells Fargo & Co., 5.39% (SOFR), 4/24/34, Callable
4/24/33 @ 100 4,215,174
208,000 Wells Fargo & Co., 3.90%, 5/1/45 168,768
463,000 Wells Fargo & Co., 5.01% (TSFR3M), 4/4/51,
Callable 4/4/50 @ 100, MTN 423,979
89,747,504
Biotechnology (0.0%
†
):
665,000 Amgen, Inc., 3.00%, 1/15/52, Callable 7/15/51
@ 100 429,522
701,000 Amgen, Inc., 4.40%, 2/22/62, Callable 8/22/61
@ 100 547,876
977,398
Principal Amount Value
Corporate Bonds, continued
Broadline Retail (0.3%):
$ 3,185,000 Amazon Com, Inc., 4.65%, 11/20/35, Callable
8/20/35 @ 100 $ 3,172,607
2,243,000 Amazon Com, Inc., 3.95%, 4/13/52, Callable
10/13/51 @ 100 1,751,554
2,609,000 Amazon Com, Inc., 5.55%, 11/20/65, Callable
5/20/65 @ 100 2,527,918
86,000 eBay, Inc., 6.30%, 11/22/32, Callable 8/22/32 @
100 93,950
318,000 Mercadolibre, Inc., 4.90%, 1/15/33, Callable
11/15/32 @ 100 315,170
7,861,199
Capital Markets (2.7%):
1,491,000 Goldman Sachs Group, Inc. (The), 1.95% (SOFR),
10/21/27, Callable 10/21/26 @ 100 1,464,189
3,426,000 Goldman Sachs Group, Inc. (The), 3.62% (SOFR),
3/15/28, Callable 3/15/27 @ 100 3,405,615
3,273,000 Goldman Sachs Group, Inc. (The), 4.48% (SOFR),
8/23/28, Callable 2/24/27 @ 100 3,293,669
2,746,000 Goldman Sachs Group, Inc. (The), 3.81% (TSFR3M),
4/23/29, Callable 4/23/28 @ 100 2,728,906
6,002,000 Goldman Sachs Group, Inc. (The), 6.48% (SOFR),
10/24/29, Callable 10/24/28 @ 100 6,357,372
839,000 Goldman Sachs Group, Inc. (The), 4.69% (SOFR),
10/23/30, Callable 10/23/29 @ 100 849,476
4,030,000 Goldman Sachs Group, Inc. (The), 5.21% (SOFR),
1/28/31, Callable 1/28/30 @ 100 4,155,712
2,088,000 Goldman Sachs Group, Inc. (The), 5.22% (SOFR),
4/23/31, Callable 4/23/30 @ 100 2,150,707
3,469,000 Goldman Sachs Group, Inc. (The), 3.10% (SOFR),
2/24/33, Callable 2/24/32 @ 100 3,184,760
196,000 Goldman Sachs Group, Inc. (The), 4.02% (TSFR3M),
10/31/38, Callable 10/31/37 @ 100 175,841
1,209,000 Goldman Sachs Group, Inc. The, 4.37% (SOFR),
10/21/31, Callable 10/21/30 @ 100 1,207,745
469,000 Morgan Stanley, 1.59% (SOFR), 5/4/27, Callable
5/4/26 @ 100 464,624
1,073,000 Morgan Stanley, 2.48% (SOFR), 1/21/28, Callable
1/21/27 @ 100 1,054,231
3,602,000 Morgan Stanley, 5.65% (SOFR), 4/13/28, Callable
4/13/27 @ 100, MTN 3,672,794
130,000 Morgan Stanley, 3.77% (TSFR3M), 1/24/29,
Callable 1/24/28 @ 100 128,904
2,412,000 Morgan Stanley, 5.16% (SOFR), 4/20/29, Callable
4/20/28 @ 100 2,463,407
6,845,000 Morgan Stanley, 5.45% (SOFR), 7/20/29, Callable
7/20/28 @ 100 7,049,268
2,575,000 Morgan Stanley, 4.13% (SOFR), 10/18/29, Callable
10/18/28 @ 100 2,564,301
761,000 Morgan Stanley, 6.41% (SOFR), 11/1/29, Callable
11/1/28 @ 100 805,983
373,000 Morgan Stanley, 4.65% (SOFR), 10/18/30, Callable
10/18/29 @ 100 377,149
1,691,000 Morgan Stanley, 5.23% (SOFR), 1/15/31, Callable
1/15/30 @ 100 1,742,261
1,612,000 Morgan Stanley, 2.70% (SOFR), 1/22/31, Callable
1/22/30 @ 100, MTN 1,508,319
6,463,000 Morgan Stanley, 5.19% (SOFR), 4/17/31, Callable
4/17/30 @ 100 6,649,089

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Capital Markets, continued
$ 1,014,000 Morgan Stanley, 1.79% (SOFR), 2/13/32, Callable
2/13/31 @ 100, MTN $ 889,783
4,918,000 Morgan Stanley, 2.51% (SOFR), 10/20/32, Callable
10/20/31 @ 100, MTN 4,409,469
548,000 Morgan Stanley, 2.94% (SOFR), 1/21/33, Callable
1/21/32 @ 100 500,766
888,000 Morgan Stanley, 5.25% (SOFR), 4/21/34, Callable
4/21/33 @ 100 915,588
3,073,000 Morgan Stanley, 5.42% (SOFR), 7/21/34, Callable
7/21/33 @ 100 3,188,204
1,730,000 MSCI, Inc., 5.25%, 9/1/35, Callable 6/1/35 @ 100 1,745,828
350,000 Repsol E&P Capital Markets US LLC, 4.81%,
9/16/28, Callable 8/16/28 @ 100(a) 352,918
820,000 Repsol E&P Capital Markets US LLC, 5.20%,
9/16/30, Callable 8/16/30 @ 100(a) 830,758
1,080,000 Repsol E&P Capital Markets US LLC, 5.98%,
9/16/35, Callable 6/16/35 @ 100(a) 1,100,400
71,388,036
Communications Equipment (0.1%):
1,933,000 Motorola Solutions, Inc., 5.55%, 8/15/35, Callable
5/15/35 @ 100 2,008,213
Consumer Finance (0.5%):
710,000 Synchrony Financial, 3.95%, 12/1/27, Callable
9/1/27 @ 100 706,932
825,000 Synchrony Financial, 5.02% (SOFR), 7/29/29,
Callable 7/29/28 @ 100 835,072
4,494,000 Synchrony Financial, 5.94% (SOFRINDX), 8/2/30,
Callable 8/2/29 @ 100 4,683,979
6,918,000 Synchrony Financial, 5.45% (SOFR), 3/6/31, Callable
3/6/30 @ 100 7,088,736
13,314,719
Diversified Consumer Services (0.0%
†
):
145,000 California Institute of Technology, 4.32%, 8/1/45 125,888
360,000 Massachusetts Institute of Technology, 4.68%,
7/1/14 301,120
427,008
Diversified REITs (0.2%):
5,602,000 Store Capital LLC, 2.75%, 11/18/30, Callable
8/18/30 @ 100 5,098,235
Diversified Telecommunication Services (0.8%):
2,304,000 AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46
@ 100 2,112,307
1,814,000 AT&T, Inc., 6.05%, 8/15/56, Callable 2/15/56 @
100 1,828,626
9,426,000 AT&T, Inc., 3.65%, 9/15/59, Callable 3/15/59 @
100 6,216,211
706,000 T Mobile USA, Inc., 4.20%, 10/1/29, Callable 9/1/29
@ 100 706,707
1,424,000 T-Mobile USA, Inc., 2.05%, 2/15/28, Callable
12/15/27 @ 100 1,365,253
443,000 T-Mobile USA, Inc., 3.60%, 11/15/60, Callable
5/15/60 @ 100 295,360
2,215,000 Verizon Communications, Inc., 5.25%, 4/2/35,
Callable 1/2/35 @ 100 2,248,283
169,000 Verizon Communications, Inc., 5.40%, 7/2/37,
Callable 4/2/37 @ 100(a) 170,524
Principal Amount Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$ 3,804,000 Verizon Communications, Inc., 5.88%, 11/30/55,
Callable 5/30/55 @ 100 $ 3,753,023
1,939,000 Verizon Communications, Inc., 6.00%, 11/30/65,
Callable 5/30/65 @ 100 1,906,217
20,602,511
Electric Utilities (3.2%):
127,000 AEP Texas, Inc., Series E, 6.65%, 2/15/33 138,517
195,000 AEP Transmission Co. LLC, 5.38%, 6/15/35, Callable
3/15/35 @ 100 201,193
675,000 AEP Transmission Co. LLC, 3.15%, 9/15/49, Callable
3/15/49 @ 100 459,458
958,000 AEP Transmission Co. LLC, Series N, 2.75%,
8/15/51, Callable 2/15/51 @ 100 591,743
203,000 Dominion Energy South Carolina, Inc., 6.25%,
10/15/53, Callable 4/15/53 @ 100 218,567
1,724,000 Duke Energy Carolinas LLC, 4.95%, 1/15/33,
Callable 10/15/32 @ 100 1,773,777
169,000 Duke Energy Carolinas LLC, 5.25%, 3/15/35,
Callable 12/15/34 @ 100 174,340
164,000 Duke Energy Carolinas LLC, 3.95%, 3/15/48,
Callable 9/15/47 @ 100 130,172
957,000 Duke Energy Carolinas LLC, 3.20%, 8/15/49,
Callable 2/15/49 @ 100 655,315
1,386,000 Duke Energy Carolinas LLC, 3.45%, 4/15/51,
Callable 10/15/50 @ 100 981,445
527,000 Duke Energy Corp., 3.95%, 8/15/47, Callable
2/15/47 @ 100 406,714
2,118,000 Duke Energy Corp., 3.50%, 6/15/51, Callable
12/15/50 @ 100 1,470,080
2,569,000 Duke Energy Corp., 5.80%, 6/15/54, Callable
12/15/53 @ 100 2,539,374
1,597,000 Duke Energy Florida LLC, 1.75%, 6/15/30, Callable
3/15/30 @ 100 1,439,378
1,076,000 Duke Energy Progress LLC, 2.00%, 8/15/31, Callable
5/15/31 @ 100 953,507
1,069,000 Duke Energy Progress LLC, 5.25%, 3/15/33, Callable
12/15/32 @ 100 1,111,141
1,630,000 Duke Energy Progress LLC, 4.38%, 3/30/44, Callable
9/30/43 @ 100 1,393,582
156,000 Duke Energy Progress LLC, 4.20%, 8/15/45, Callable
2/15/45 @ 100 129,962
1,050,000 Duke Energy Progress LLC, 2.50%, 8/15/50, Callable
2/15/50 @ 100 614,627
465,000 Duke Energy Progress LLC, 5.55%, 3/15/55, Callable
9/15/54 @ 100 457,456
398,000 FirstEnergy Corp., Series B, 3.90%, 7/15/27,
Callable 4/15/27 @ 100 396,360
6,753,000 FirstEnergy Corp., 2.65%, 3/1/30, Callable 12/1/29
@ 100 6,291,270
5,241,000 FirstEnergy Corp., Series C, 3.40%, 3/1/50, Callable
9/1/49 @ 100 3,614,891
2,089,000 FirstEnergy Transmission LLC, 4.75%, 1/15/33,
Callable 11/15/32 @ 100(a) 2,089,351
1,670,000 FirstEnergy Transmission LLC, 5.00%, 1/15/35,
Callable 10/15/34 @ 100 1,670,362
1,055,000 FirstEnergy Transmission LLC, 5.45%, 7/15/44,
Callable 1/15/44 @ 100(a) 1,016,148
3,127,000 FirstEnergy Transmission LLC, 4.55%, 4/1/49,
Callable 10/1/48 @ 100(a) 2,657,087

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Electric Utilities, continued
$ 1,554,000 Florida Power & Light Co., 2.88%, 12/4/51, Callable
6/4/51 @ 100 $ 987,624
1,807,000 Georgia Power Co., 4.70%, 5/15/32, Callable
2/15/32 @ 100 1,831,422
1,605,000 Georgia Power Co., 5.25%, 3/15/34, Callable
9/15/33 @ 100 1,656,705
538,000 Georgia Power Co., 5.20%, 3/15/35, Callable
9/15/34 @ 100 551,009
609,000 NRG Energy, Inc., 4.45%, 6/15/29, Callable 3/15/29
@ 100(a) 606,432
5,907,000 NRG Energy, Inc., 7.00%, 3/15/33, Callable
12/15/32 @ 100(a) 6,516,148
349,000 Ohio Power Co., Series G, 6.60%, 2/15/33 382,451
783,000 Ohio Power Co., 5.00%, 6/1/33, Callable 3/1/33
@ 100 794,076
178,000 Ohio Power Co., 4.15%, 4/1/48, Callable 10/1/47
@ 100 140,240
632,000 Ohio Power Co., Series R, 2.90%, 10/1/51, Callable
4/1/51 @ 100 387,285
395,000 Pacific Gas & Electric Co., 4.75%, 2/15/44, Callable
8/15/43 @ 100 335,056
854,000 Pacific Gas and Electric Co., 6.15%, 1/15/33,
Callable 10/15/32 @ 100 905,560
3,560,000 Pacific Gas and Electric Co., 6.40%, 6/15/33,
Callable 3/15/33 @ 100 3,843,928
140,000 Pacific Gas and Electric Co., 5.80%, 5/15/34,
Callable 2/15/34 @ 100 145,602
475,000 Pacific Gas and Electric Co., 4.50%, 7/1/40, Callable
1/1/40 @ 100 414,874
181,000 Pacific Gas and Electric Co., 3.75%, 8/15/42,
Callable 2/15/42 @ 100 137,168
2,674,000 Pacific Gas and Electric Co., 4.00%, 12/1/46,
Callable 6/1/46 @ 100 2,006,326
3,461,000 Pacific Gas and Electric Co., 4.95%, 7/1/50, Callable
1/1/50 @ 100 2,922,133
3,367,000 Pacific Gas and Electric Co., 3.50%, 8/1/50, Callable
2/1/50 @ 100 2,277,685
220,000 Pacific Gas and Electric Co., 5.25%, 3/1/52, Callable
9/1/51 @ 100 192,021
2,513,000 Pacific Gas and Electric Co., 6.75%, 1/15/53,
Callable 7/15/52 @ 100 2,680,529
1,452,000 Pacific Gas and Electric Co., 5.90%, 10/1/54,
Callable 4/1/54 @ 100 1,396,499
2,955,000 Pacific Gas And Electric Co., 6.10%, 10/15/55,
Callable 4/15/55 @ 100 2,903,746
2,324,000 Southern Co. (The), 4.25%, 7/1/36, Callable 1/1/36
@ 100 2,171,692
1,418,173 Texas Electric Market Stabilization Funding N LLC,
Series A-1, 4.27%, 8/1/34(a) 1,419,162
500,000 Vistra Operations Co. LLC, 5.05%, 12/30/26(a) 503,306
525,000 Vistra Operations Co. LLC, 4.60%, 10/15/30,
Callable 9/15/30 @ 100(a) 523,780
2,908,000 Vistra Operations Co. LLC, 6.95%, 10/15/33,
Callable 7/15/33 @ 100(a) 3,229,529
4,901,000 Vistra Operations Co. LLC, 6.00%, 4/15/34, Callable
1/15/34 @ 100(a) 5,132,607
3,204,000 Vistra Operations Co. LLC, 5.70%, 12/30/34,
Callable 9/30/34 @ 100(a) 3,293,914
83,864,326
Principal Amount Value
Corporate Bonds, continued
Energy Equipment & Services (0.0%
†
):
$ 959,000 Duke Energy Ohio, Inc., 5.55%, 3/15/54, Callable
9/15/53 @ 100 $ 933,281
Financial Services (0.9%):
2,980,000 AT&T Reign II Multi-Property Lease-Backed Pass-
Through Trust, 6.09%, 12/15/44(a) 3,001,978
9,551,000 Beignet Investor LLC, 6.58%, 5/30/49(a) 10,056,563
1,156,000 BP Capital Markets America, Inc., 2.77%, 11/10/50,
Callable 5/10/50 @ 100 711,749
1,082,000 Equinix Europe 2 Financing Corp. LLC, 5.50%,
6/15/34, Callable 3/15/34 @ 100 1,121,932
1,214,000 Ford Motor Credit Co. LLC, 5.92%, 3/20/28, Callable
2/20/28 @ 100 1,239,925
1,039,000 Ford Motor Credit Co. LLC, 6.80%, 11/7/28, Callable
10/7/28 @ 100 1,088,879
910,000 Ford Motor Credit Co. LLC, 2.90%, 2/10/29, Callable
12/10/28 @ 100 853,687
256,000 Ford Motor Credit Co. LLC, 5.88%, 11/7/29, Callable
10/7/29 @ 100 262,775
295,000 Franciscan Missionaries of Our Lady Health System,
Inc., Series B, 3.91%, 7/1/49, Callable 1/1/49 @
100 224,786
2,069,000 General Motors Financial Co., Inc., 3.10%, 1/12/32,
Callable 10/12/31 @ 100 1,887,280
567,000 Glencore Funding LLC, 4.88%, 3/12/29, Callable
12/12/28 @ 100(a) 575,087
2,233,000 Glencore Funding LLC, 2.50%, 9/1/30, Callable
6/1/30 @ 100(a) 2,047,590
154,000 JPMorgan Chase & Co., 5.58% (SOFR), 4/22/30,
Callable 4/22/29 @ 100 160,743
915,000 Northwest Florida Timber Finance LLC, 4.75%,
3/4/29(a) 892,314
24,125,288
Gas Utilities (0.4%):
5,136,000 Cheniere Corpus Christi Holdings LLC, 5.13%,
6/30/27, Callable 1/1/27 @ 100 5,177,514
5,461,000 Cheniere Corpus Christi Holdings LLC, 3.70%,
11/15/29, Callable 5/18/29 @ 100 5,324,175
301,000 Piedmont Natural Gas Co., Inc., 3.50%, 6/1/29,
Callable 3/1/29 @ 100 294,269
208,000 Piedmont Natural Gas Co., Inc., 2.50%, 3/15/31,
Callable 12/15/30 @ 100 189,663
10,985,621
Ground Transportation (0.0%
†
):
313,909 Union Pacific Railroad Co. Pass Through Trust,
Series 2014, 3.23%, 5/14/26 312,873
Health Care Equipment & Supplies (0.1%):
397,000 Becton Dickinson & Co., 4.87%, 2/8/29, Callable
1/8/29 @ 100 403,751
2,495,000 Sutter Health, Series 2025, 5.54%, 8/15/35,
Callable 2/15/35 @ 100 2,603,498
3,007,249
Health Care Providers & Services (0.8%):
275,000 AHS Hospital Corp., Series 2021, 2.78%, 7/1/51,
Callable 1/1/51 @ 100 171,235
1,235,000 Ascension Health, 4.08%, 11/15/28, Callable
10/15/28 @ 100 1,241,480
610,000 City of Hope, Series 2013, 5.62%, 11/15/43 603,424

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$ 350,000 CommonSpirit Health, 2.78%, 10/1/30, Callable
4/1/30 @ 100 $ 325,970
130,000 CommonSpirit Health, 3.82%, 10/1/49, Callable
4/1/49 @ 100 97,258
965,000 Corewell Health Obligated Group, Series 2019-A,
3.49%, 7/15/49, Callable 1/15/49 @ 100 696,994
2,980,000 CVS Health Corp., 1.75%, 8/21/30, Callable 5/21/30
@ 100 2,645,125
1,240,000 Duke University Health System, Inc., Series 2017,
3.92%, 6/1/47, Callable 12/1/46 @ 100 998,220
235,000 Elevance Health, Inc., 3.13%, 5/15/50, Callable
11/15/49 @ 100 153,725
236,000 Elevance Health, Inc., 5.13%, 2/15/53, Callable
8/15/52 @ 100 212,952
138,000 Elevance Health, Inc., 5.65%, 6/15/54, Callable
12/15/53 @ 100 133,825
2,462,000 HCA, Inc., 5.00%, 3/1/28, Callable 2/1/28 @ 100 2,507,037
518,000 HCA, Inc., 5.63%, 9/1/28, Callable 3/1/28 @ 100 533,940
493,000 HCA, Inc., 5.88%, 2/1/29, Callable 8/1/28 @ 100 513,713
3,035,000 HCA, Inc., 4.60%, 11/15/32, Callable 9/15/32 @
100 3,011,876
1,379,000 HCA, Inc., 5.50%, 6/1/33, Callable 3/1/33 @ 100 1,429,634
1,050,000 HCA, Inc., 5.45%, 9/15/34, Callable 6/15/34 @ 100 1,080,705
1,044,000 HCA, Inc., 5.75%, 3/1/35, Callable 12/1/34 @ 100 1,094,295
1,119,000 HCA, Inc., 4.90%, 11/15/35, Callable 8/15/35 @
100 1,104,845
2,969,000 HCA, Inc., 3.50%, 7/15/51, Callable 1/15/51 @ 100 2,010,910
353,000 HCA, Inc., 6.10%, 4/1/64, Callable 10/1/63 @ 100 350,320
197,000 Hoag Memorial Hospital Presbyterian, 3.80%,
7/15/52, Callable 1/15/52 @ 100 150,531
410,000 Mount Nittany Medical Center Obligated Group,
Series 2022, 3.80%, 11/15/52 306,574
21,374,588
Hotel & Resort REITs (0.1%):
1,675,000 VICI Properties LP/VICI Note Co., Inc., 5.75%,
2/1/27, Callable 11/1/26 @ 100(a) 1,693,730
129,000 VICI Properties LP/VICI Note Co., Inc., 3.75%,
2/15/27, Callable 2/5/26 @ 100(a) 128,197
1,821,927
Hotels, Restaurants & Leisure (0.1%):
1,644,000 Expedia Group, Inc., 4.63%, 8/1/27, Callable 5/1/27
@ 100 1,655,314
139,000 Expedia Group, Inc., 5.40%, 2/15/35, Callable
11/15/34 @ 100 142,684
1,797,998
Household Durables (0.0%
†
):
353,000 Dr. Horton, Inc., 5.50%, 10/15/35, Callable 7/15/35
@ 100 366,623
Industrial Conglomerates (0.1%):
1,700,000 Extra Space Storage LP, 5.40%, 2/1/34, Callable
11/1/33 @ 100 1,748,094
627,000 Extra Space Storage, LP, 5.40%, 6/15/35, Callable
3/15/35 @ 100 641,573
2,389,667
Insurance (0.1%):
342,000 DAE Funding LLC, 3.38%, 3/20/28, Callable 1/20/28
@ 100(a) 332,590
Principal Amount Value
Corporate Bonds, continued
Insurance, continued
$ 298,000 JPMorgan Chase & Co., 5.29% (SOFR), 7/22/35,
Callable 7/22/34 @ 100 $ 307,219
925,000 Morgan Stanley, 5.66% (SOFR), 4/18/30, Callable
4/18/29 @ 100 961,316
1,000,000 NextEra Energy Capital Holdings, Inc., 4.69%,
9/1/27 1,010,146
2,611,271
Interactive Media & Services (0.5%):
2,899,000 Alphabet, Inc., 4.10%, 11/15/30, Callable 10/15/30
@ 100 2,906,274
3,881,000 Alphabet, Inc., 5.70%, 11/15/75, Callable 5/15/75
@ 100 3,816,273
280,000 Meta Platforms, Inc., 5.60%, 5/15/53, Callable
11/15/52 @ 100 267,612
145,000 Meta Platforms, Inc., 5.40%, 8/15/54, Callable
2/15/54 @ 100 135,452
5,684,000 Meta Platforms, Inc., 4.65%, 8/15/62, Callable
2/15/62 @ 100 4,596,088
660,000 Meta Platforms, Inc., 5.55%, 8/15/64, Callable
2/15/64 @ 100 612,986
12,334,685
IT Services (0.3%):
1,508,000 Gartner, Inc., 4.50%, 7/1/28, Callable 2/5/26 @
100(a) 1,502,082
6,014,000 Gartner, Inc., 3.63%, 6/15/29, Callable 2/5/26 @
100.91(a) 5,803,955
958,000 Gartner, Inc., 3.75%, 10/1/30, Callable 1/16/26 @
101.88(a) 909,467
8,215,504
Media (0.5%):
190,000 Charter Communications Operating LLC / Charter
Communications Operating Capital, 6.65%, 2/1/34,
Callable 11/1/33 @ 100 200,040
95,000 Charter Communications Operating LLC / Charter
Communications Operating Capital, 3.50%, 3/1/42,
Callable 9/1/41 @ 100 65,715
125,000 Charter Communications Operating LLC / Charter
Communications Operating Capital, 5.75%, 4/1/48,
Callable 10/1/47 @ 100 107,347
1,134,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 6.55%, 6/1/34,
Callable 3/1/34 @ 100 1,193,263
741,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.80%, 3/1/50,
Callable 9/1/49 @ 100 556,275
84,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 3.70%, 4/1/51,
Callable 10/1/50 @ 100 52,798
219,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 3.90%, 6/1/52,
Callable 12/1/51 @ 100 140,976
188,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.25%, 4/1/53,
Callable 10/1/52 @ 100 148,426
933,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.40%, 12/1/61,
Callable 6/1/61 @ 100 607,868

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Media, continued
$ 4,168,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 3.95%, 6/30/62,
Callable 12/30/61 @ 100 $ 2,499,008
334,000 Comcast Corp., 2.65%, 8/15/62, Callable 2/15/62
@ 100 168,291
736,000 Comcast Corp., 2.99%, 11/1/63, Callable 5/1/63
@ 100 398,169
588,000 Paramount Global, 3.70%, 10/4/26, Callable 7/4/26
@ 100 580,898
345,000 Paramount Global, 2.90%, 1/15/27, Callable
10/15/26 @ 100 339,289
678,000 Paramount Global, 5.85%, 9/1/43, Callable 3/1/43
@ 100 557,827
210,000 Paramount Global, 5.25%, 4/1/44, Callable 10/1/43
@ 100 157,850
162,000 Paramount Global, 4.90%, 8/15/44, Callable
2/15/44 @ 100 116,481
234,000 Paramount Global, 4.60%, 1/15/45, Callable
7/15/44 @ 100 163,087
220,000 Paramount Global, 4.95%, 5/19/50, Callable
11/19/49 @ 100 153,538
5,165,000 Warnermedia Holdings, Inc., 3.76%, 3/15/27,
Callable 2/15/27 @ 100 5,119,806
13,326,952
Metals & Mining (0.0%
†
):
135,000 Berry Global, Inc., 1.65%, 1/15/27, Callable
12/15/26 @ 100 131,625
Multi-Utilities (0.1%):
461,000 Baltimore Gas and Electric Co., 3.20%, 9/15/49,
Callable 3/15/49 @ 100 312,636
1,298,000 Dominion Energy, Inc., Series B, 7.00% (H15T5Y),
6/1/54, Callable 3/3/34 @ 100 1,406,362
1,718,998
Oil, Gas & Consumable Fuels (4.6%):
186,000 APA Corp., 4.25%, 1/15/30, Callable 10/15/29 @
100 182,448
704,000 Cameron LNG LLC, 2.90%, 7/15/31, Callable
4/15/31 @ 100(a) 649,437
2,424,000 Cameron LNG LLC, 3.30%, 1/15/35, Callable
9/15/34 @ 100(a) 2,121,713
524,000 Cameron LNG LLC, 3.40%, 1/15/38, Callable
7/15/37 @ 100(a) 455,332
4,308,000 Cheniere Energy Partners, LP, 5.95%, 6/30/33,
Callable 12/30/32 @ 100 4,560,087
1,614,000 Cheniere Energy Partners, LP, 5.75%, 8/15/34,
Callable 2/15/34 @ 100 1,682,547
6,786,000 Cheniere Energy, Inc., 5.65%, 4/15/34, Callable
10/15/33 @ 100 7,027,276
2,527,000 Diamondback Energy, Inc., 3.50%, 12/1/29, Callable
9/1/29 @ 100 2,445,547
2,990,000 Diamondback Energy, Inc., 3.13%, 3/24/31, Callable
12/24/30 @ 100 2,788,791
844,000 Diamondback Energy, Inc., 4.25%, 3/15/52, Callable
9/15/51 @ 100 655,412
2,280,000 Diamondback Energy, Inc., 5.75%, 4/18/54, Callable
10/18/53 @ 100 2,154,418
270,000 Energy Transfer LP, 6.40%, 12/1/30, Callable
10/1/30 @ 100 291,825
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 2,409,000 Energy Transfer, LP, 5.95%, 5/15/54, Callable
11/15/53 @ 100 $ 2,285,428
1,523,000 EQT Corp., 6.50%, 7/1/27, Callable 1/1/27 @ 100 1,555,361
16,815,000 EQT Corp., 3.90%, 10/1/27, Callable 7/1/27 @ 100 16,736,424
5,138,000 EQT Corp., 5.70%, 4/1/28, Callable 3/1/28 @ 100 5,302,154
5,113,000 EQT Corp., 4.50%, 1/15/29, Callable 7/15/28 @ 100 5,115,004
3,239,000 EQT Corp., 5.00%, 1/15/29, Callable 7/15/28 @ 100 3,283,536
6,659,000 EQT Corp., 6.38%, 4/1/29, Callable 4/1/26 @
103.19 6,874,365
5,600,000 EQT Corp., 7.00%, 2/1/30, Callable 11/1/29 @ 100 6,073,054
4,856,000 EQT Corp., 7.50%, 6/1/30, Callable 12/1/29 @ 100 5,305,151
17,366,000 EQT Corp., 4.75%, 1/15/31, Callable 7/15/30 @ 100 17,438,104
3,436,000 EQT Corp., 3.63%, 5/15/31, Callable 5/15/30 @
100(a) 3,229,448
1,330,000 EQT Corp., 5.75%, 2/1/34, Callable 11/1/33 @ 100 1,386,252
9,202,000 Expand Energy Corp., 5.70%, 1/15/35, Callable
10/15/34 @ 100 9,511,611
563,000 Hess Corp., 5.80%, 4/1/47, Callable 10/1/46 @ 100 576,088
532,000 Pioneer Natural Resources Co., 1.13%, 1/15/26,
Callable 0 @ – 531,428
3,000 Sabine Pass Liquefaction LLC, 4.20%, 3/15/28,
Callable 9/15/27 @ 100 3,003
2,532,104 Sabine Pass Liquefaction LLC, 5.90%, 9/15/37,
Callable 3/15/37 @ 100 2,660,861
365,000 Targa Resources Corp., 5.20%, 7/1/27, Callable
6/1/27 @ 100 371,149
1,677,000 Targa Resources Corp., 4.20%, 2/1/33, Callable
11/1/32 @ 100 1,596,336
1,894,000 Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 5.50%, 3/1/30, Callable
1/16/26 @ 102.75 1,919,556
760,000 Viper Energy Partners LLC, 4.90%, 8/1/30, Callable
7/1/30 @ 100 767,600
725,000 Viper Energy Partners LLC, 5.70%, 8/1/35, Callable
5/1/35 @ 100 738,594
118,275,340
Pharmaceuticals (0.0%
†
):
163,000 Pfizer, Inc., 4.00%, 12/15/36 152,795
152,000 Pfizer, Inc., 4.30%, 6/15/43 132,360
752,000 Pfizer, Inc., 2.70%, 5/28/50, Callable 11/28/49 @
100 468,578
753,733
Semiconductors & Semiconductor Equipment (0.8%):
2,157,000 Broadcom, Inc., 5.05%, 7/12/29, Callable 6/12/29
@ 100 2,220,821
1,337,000 Broadcom, Inc., 4.35%, 2/15/30, Callable 12/15/29
@ 100 1,344,316
130,000 Broadcom, Inc., 4.55%, 2/15/32, Callable 12/15/31
@ 100 130,165
4,744,000 Broadcom, Inc., 4.30%, 11/15/32, Callable 8/15/32
@ 100 4,680,051
453,000 Broadcom, Inc., 3.42%, 4/15/33, Callable 1/15/33
@ 100 419,989
4,370,000 Broadcom, Inc., 3.19%, 11/15/36, Callable 8/15/36
@ 100(a) 3,712,905
1,572,000 Broadcom, Inc., 4.93%, 5/15/37, Callable 2/15/37
@ 100(a) 1,544,918

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Semiconductors & Semiconductor Equipment, continued
$ 1,130,000 Broadcom, Inc., 4.90%, 2/15/38, Callable 11/15/37
@ 100 $ 1,111,307
286,000 Foundry Jv Holdco LLC, 6.25%, 1/25/35, Callable
10/25/34 @ 100(a) 302,355
415,000 Foundry JV Holdco LLC, 5.90%, 1/25/33, Callable
11/25/32 @ 100(a) 433,482
200,000 Foundry JV Holdco LLC, 6.10%, 1/25/36, Callable
10/24/35 @ 100(a) 208,819
200,000 Foundry JV Holdco LLC, 6.20%, 1/25/37, Callable
10/25/36 @ 100(a) 209,701
2,708,000 Foundry JV Holdco LLC, 6.40%, 1/25/38, Callable
10/25/37 @ 100(a) 2,890,969
494,000 TSMC Arizona Corp., 4.25%, 4/22/32, Callable
1/22/32 @ 100 493,968
19,703,766
Software (0.8%):
2,606,000 AppLovin Corp., 5.13%, 12/1/29, Callable 11/1/29
@ 100 2,670,814
2,347,000 AppLovin Corp., 5.38%, 12/1/31, Callable 10/1/31
@ 100 2,429,234
562,000 AppLovin Corp., 5.50%, 12/1/34, Callable 9/1/34
@ 100 577,643
3,289,000 AppLovin Corp., 5.95%, 12/1/54, Callable 6/1/54
@ 100 3,254,719
2,424,000 Microsoft Corp., 2.92%, 3/17/52, Callable 9/17/51
@ 100 1,588,709
987,000 Oracle Corp., 4.38%, 5/15/55, Callable 11/15/54
@ 100 680,720
4,836,000 Oracle Corp., 5.95%, 9/26/55, Callable 3/26/55
@ 100 4,283,361
1,381,000 Oracle Corp., 3.85%, 4/1/60, Callable 10/1/59 @
100 840,469
4,655,000 Oracle Corp., 4.10%, 3/25/61, Callable 9/25/60
@ 100 2,985,433
193,000 Oracle Corp., 6.10%, 9/26/65, Callable 3/26/65
@ 100 170,537
19,481,639
Specialized REITs (2.1%):
4,283,000 American Tower Corp., 5.80%, 11/15/28, Callable
10/15/28 @ 100 4,465,940
5,557,000 American Tower Corp., 1.88%, 10/15/30, Callable
7/15/30 @ 100 4,954,321
2,511,000 American Tower Corp., 2.70%, 4/15/31, Callable
1/15/31 @ 100 2,300,528
1,317,000 Crown Castle, Inc., 3.65%, 9/1/27, Callable 6/1/27
@ 100 1,306,927
964,000 Crown Castle, Inc., 5.00%, 1/11/28, Callable
12/11/27 @ 100 977,931
366,000 Crown Castle, Inc., 3.80%, 2/15/28, Callable
11/15/27 @ 100 363,024
598,000 Crown Castle, Inc., 4.80%, 9/1/28, Callable 8/1/28
@ 100 606,639
6,302,000 Equinix, Inc., 2.00%, 5/15/28, Callable 3/15/28
@ 100 6,005,989
4,727,000 Equinix, Inc., 3.90%, 4/15/32, Callable 1/15/32
@ 100 4,553,344
23,189,000 VICI Properties LP, 4.75%, 2/15/28, Callable
1/15/28 @ 100 23,390,976
Principal Amount Value
Corporate Bonds, continued
Specialized REITs, continued
$ 4,898,000 VICI Properties LP, 4.75%, 4/1/28, Callable 3/1/28
@ 100 $ 4,947,362
1,825,000 VICI Properties, LP, 6.13%, 4/1/54, Callable 10/1/53
@ 100 1,820,490
55,693,471
Technology Hardware, Storage & Peripherals (0.0%
†
):
1,119,000 Apple, Inc., 2.65%, 2/8/51, Callable 8/8/50 @ 100 693,665
Tobacco (0.8%):
366,000 Altria Group, Inc., 6.20%, 11/1/28, Callable 10/1/28
@ 100 385,722
1,738,000 Altria Group, Inc., 4.80%, 2/14/29, Callable
11/14/28 @ 100 1,766,950
153,000 Altria Group, Inc., 5.25%, 8/6/35, Callable 5/6/35
@ 100 154,923
4,011,000 Altria Group, Inc., 3.70%, 2/4/51, Callable 8/4/50
@ 100 2,843,935
2,758,000 BAT Capital Corp., 3.56%, 8/15/27, Callable 5/15/27
@ 100 2,732,968
3,676,000 BAT Capital Corp., 2.26%, 3/25/28, Callable 1/25/28
@ 100 3,531,379
3,456,000 BAT Capital Corp., 4.76%, 9/6/49, Callable 3/6/49
@ 100 2,917,130
6,149,000 BAT Capital Corp., 5.65%, 3/16/52, Callable 9/16/51
@ 100 5,806,187
20,139,194
Wireless Telecommunication Services (0.2%):
369,000 T-Mobile USA, Inc., 3.38%, 4/15/29, Callable
1/16/26 @ 100.84 359,642
1,205,000 T-Mobile USA, Inc., 3.88%, 4/15/30, Callable
1/15/30 @ 100 1,182,411
2,984,000 T-Mobile USA, Inc., 5.80%, 9/15/62, Callable
3/15/62 @ 100 2,951,916
4,493,969
Total Corporate Bonds (Cost $640,203,305) 645,587,605
Foreign Bonds (0.0%
†
):
Capital Markets (0.0%
†
):
140,000 Ne Property BV, 3.88%, 9/30/33, Callable 6/30/33
@ 100, MTN(a) 163,487
Sovereign Bond (0.0%
†
):
190,000 Romanian Government International Bond,
Registered Shares, 2.50%, 2/8/30, MTN (a) 210,715
Total Foreign Bonds (Cost $338,236) 374,202
Yankee Debt Obligations (1.8%):
Aerospace & Defense (0.0%
†
):
100,000 Embraer Netherlands Finance BV, 5.98%, 2/11/35,
Callable 11/11/34 @ 100 105,884
Banks (0.1%):
200,000 Banco Nacional de Panama, 2.50%, 8/11/30,
Callable 5/11/30 @ 100(a) 177,250
200,000 Bank Gospodarstwa Krajowego, 6.25%, 10/31/28(a) 211,316
731,000 Bank Gospodarstwa Krajowego, 5.75%, 7/9/34(a) 765,907
348,000 Intercorp Peru, Ltd., 3.88%, 8/15/29, Callable
5/15/29 @ 100(a) 337,319
316,000 MFB Magyar Fejlesztesi Bank Zrt, 6.50%, 6/29/28(a) 326,959

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Yankee Debt Obligations, continued
Banks, continued
$ 219,000 MVM Energetika Zrt, 7.50%, 6/9/28, Callable 3/9/28
@ 100(a) $ 230,984
2,049,735
Broadline Retail (0.0%
†
):
228,000 Prosus NV, 4.19%, 1/19/32, Callable 10/19/31 @
100(a) 217,543
Capital Markets (0.2%):
322,000 Gaci First Investment Co., 5.13%, 2/14/53, Callable
8/14/52 @ 100(a) 285,189
2,110,000 NTT Finance Corp., 5.17%, 7/16/32, Callable
5/16/32 @ 100(a) 2,165,964
910,000 Philippine Government International Bond, 1.65%,
6/10/31 791,039
140,000 Vale Overseas, Ltd., 6.40%, 6/28/54, Callable
12/28/53 @ 100 142,740
3,384,932
Chemicals (0.1%):
860,000 EQUATE Petrochemical Co. KSC, 4.25%, 11/3/26(a) 857,360
449,000 Kazakhstan Government International Bond, 6.50%,
7/21/45(a) 494,581
486,000 Kuwait International Government Bond, 4.14%,
10/9/30(a) 485,459
281,632 Oriental Republic of Uruguay, 5.25%, 9/10/60,
Callable 3/10/60 @ 100 262,684
761,000 SABIC Capital II BV, 4.50%, 10/10/28(a) 768,156
2,868,240
Construction & Engineering (0.0%
†
):
393,000 Mexico City Airport Trust, 5.50%, 10/31/46,
Callable 4/30/46 @ 100(a) 345,431
Diversified Telecommunication Services (0.0%
†
):
344,000 CK Hutchison International 23, Ltd., 4.75%,
4/21/28, Callable 3/21/28 @ 100(a) 349,117
Electric Utilities (0.0%
†
):
252,047 AES Panama Generation Holdings SRL, 4.38%,
5/31/30, Callable 2/28/30 @ 100(a) 236,610
Electrical Equipment (0.0%
†
):
515,000 Sociedad Quimica y Minera de Chile SA, 4.25%,
1/22/50, Callable 7/22/49 @ 100(a) 419,551
Financial Services (0.1%):
962,000 Consorcio Transmantaro SA, 4.70%, 4/16/34(a) 953,295
200,000 Corp Financiera de Desarrollo SA, 5.50%, 5/6/30,
Callable 4/6/30 @ 100(a) 205,235
402,000 Corp. Financiera de Desarrollo SA, 5.95%, 4/30/29,
Callable 3/30/29 @ 100(a) 417,390
500,000 Latvia Government International Bond, 5.13%,
7/30/34(a) 510,720
296,000 Mexico Government International Bond, 6.63%,
1/29/38, Callable 10/29/37 @ 100 308,827
2,395,467
Food Products (0.0%
†
):
897,000 Grupo Bimbo SAB de CV, 4.00%, 9/6/49(a) 685,599
Health Care Providers & Services (0.0%
†
):
710,432 Galaxy Pipeline Assets Bidco, Ltd., 2.94%,
9/30/40(a) 606,184
Principal Amount Value
Yankee Debt Obligations, continued
Hotels, Restaurants & Leisure (0.0%
†
):
$ 655,000 Royal Caribbean Cruises, Ltd., 5.38%, 1/15/36,
Callable 10/15/35 @ 100 $ 656,932
Independent Power and Renewable Electricity Producers
(0.1%):
506,000 Colbun SA, 3.15%, 1/19/32, Callable 10/19/31 @
100(a) 460,794
340,000 Kallpa Generacion SA, 5.88%, 1/30/32, Callable
11/30/31 @ 100(a) 354,216
815,010
Insurance (0.0%
†
):
306,000 Minejesa Capital BV, 5.63%, 8/10/37(a) 302,015
Metals & Mining (0.5%):
923,000 Anglo American Capital plc, 5.50%, 5/2/33, Callable
2/2/33 @ 100(a) 952,684
5,765,000 Anglo American Capital PLC, 2.88%, 3/17/31,
Callable 12/17/30 @ 100(a) 5,305,207
1,006,000 Anglo American Capital PLC, 4.75%, 3/16/52,
Callable 9/16/51 @ 100(a) 848,766
535,000 Anglo American Capital PLC, 6.00%, 4/5/54,
Callable 10/5/53 @ 100(a) 533,422
725,000 Antofagasta PLC, 2.38%, 10/14/30, Callable
7/14/30 @ 100(a) 655,457
269,000 Antofagasta PLC, 6.25%, 5/2/34, Callable 2/2/34
@ 100(a) 287,878
239,000 Corp Nacional del Cobre de Chile, Registered Shares,
6.44%, 1/26/36, Callable 10/26/35 @ 100(a) 258,756
1,058,000 Corp. Nacional del Cobre de Chile, Registered
Shares, 3.63%, 8/1/27, Callable 5/1/27 @ 100(a) 1,047,452
625,000 Freeport Indonesia PT, Registered Shares, 4.76%,
4/14/27, Callable 3/14/27 @ 100(a) 626,594
213,000 Freeport Indonesia PT, 5.32%, 4/14/32, Callable
1/1/32 @ 100(a) 216,014
312,000 Gerdau Trade, Inc., 5.75%, 6/9/35, Callable 3/9/35
@ 100 321,360
329,000 Ma'aden Sukuk, Ltd., 5.25%, 2/13/30, Callable
1/13/30 @ 100(a) 336,771
265,000 Ma'aden Sukuk, Ltd., 5.50%, 2/13/35, Callable
11/13/34 @ 100(a) 274,098
319,000 Nexa Resources SA, 6.75%, 4/9/34, Callable 1/9/34
@ 100(a) 340,253
12,004,712
Oil, Gas & Consumable Fuels (0.2%):
272,000 Abu Dhabi Developmental Holding Co. PJSC,
5.38%, 5/8/29, Callable 4/8/29 @ 100(a) 281,559
915,000 EIG Pearl Holdings Sarl, 4.39%, 11/30/46(a) 770,888
470,000 Pertamina Persero PT, 3.10%, 1/21/30, Callable
10/21/29 @ 100(a) 443,563
204,000 Pertamina Persero PT, 6.45%, 5/30/44(a) 216,996
150,000 Pluspetrol Camisea SA/Pluspetrol Lote 56 SA,
6.24%, 7/3/36, Callable 4/3/36 @ 100(a) 158,831
495,000 QatarEnergy, 2.25%, 7/12/31, Callable 4/12/31 @
100(a) 444,163
200,000 QazaqGaz NC JSC, Registered Shares, 4.38%,
9/26/27(a) 198,996
623,000 Saudi Arabian Oil Co., 3.25%, 11/24/50, Callable
5/24/50 @ 100(a) 415,375

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Yankee Debt Obligations, continued
Oil, Gas & Consumable Fuels, continued
$ 383,000 Saudi Arabian Oil Co., 5.88%, 7/17/64, Callable
1/17/64 @ 100(a) $ 370,036
604,000 Saudi Arabian Oil Co., 3.50%, 11/24/70, Callable
5/24/70 @ 100(a) 380,815
3,681,222
Paper & Forest Products (0.0%
†
):
381,000 Suzano Austria GmbH, 3.75%, 1/15/31, Callable
10/15/30 @ 100 358,302
Semiconductors & Semiconductor Equipment (0.0%
†
):
200,000 SK Hynix, Inc., Registered Shares, 6.50%,
1/17/33(a) 220,697
Sovereign Bond (0.5%):
434,000 Abu Dhabi Government International Bond, 3.88%,
4/16/50(a) 349,417
825,733 Chile Government International Bond, 4.95%,
1/5/36, Callable 10/5/35 @ 100 831,418
425,000 Hungary Government International Bond, 5.25%,
6/16/29(a) 432,708
134,000 Hungary Government International Bond, Series
30Y, 7.63%, 3/29/41 156,333
236,000 Indonesia Government International Bond, 7.75%,
1/17/38(a) 294,795
200,000 Mexico Government International Bond, 3.75%,
1/11/28 198,088
559,000 Mexico Government International Bond, 4.75%,
4/27/32, Callable 1/27/32 @ 100 543,751
250,000 Mexico Government International Bond, 5.38%,
3/22/33, Callable 1/22/33 @ 100 247,825
322,000 Mexico Government International Bond, 5.75%,
10/12/10 269,206
502,000 Peruvian Government International Bond, 2.78%,
1/23/31, Callable 10/23/30 @ 100 464,061
232,000 Peruvian Government International Bond, 1.86%,
12/1/32, Callable 9/1/32 @ 100 191,753
135,000 Peruvian Government International Bond, 3.00%,
1/15/34, Callable 10/15/33 @ 100 117,172
3,600,000 Province of British Columbia Canada, 4.75%,
6/12/34 3,684,650
200,000 Qatar Government International Bond, 3.75%,
4/16/30(a) 197,996
200,000 Qatar Government International Bond, Registered
Shares, 5.10%, 4/23/48(a) 196,302
481,000 Republic of Poland Government International Bond,
Series 30Y, 5.50%, 4/4/53, Callable 10/4/52 @ 100 458,053
324,000 Romanian Government International Bond, 5.25%,
11/25/27(a) 328,709
150,000 Romanian Government International Bond,
Registered Shares, 6.63%, 2/17/28(a) 156,225
314,000 Romanian Government International Bond,
Registered Shares, 5.88%, 1/30/29(a) 323,477
430,000 Romanian Government International Bond, 3.63%,
3/27/32(a) 391,595
130,000 Romanian Government International Bond, 7.13%,
1/17/33(a) 141,195
212,000 Saudi Government International Bond, 2.75%,
2/3/32(a) 192,165
200,000 Saudi Government International Bond, 5.00%,
4/17/49(a) 179,796
Principal Amount Value
Yankee Debt Obligations, continued
Sovereign Bond, continued
$ 200,000 Saudi Government International Bond, Registered
Shares, 3.25%, 11/17/51, MTN(a) $ 130,782
678,000 Saudi Government International Bond, 3.75%,
1/21/55(a) 476,607
683,214 Uruguay Government International Bond, 5.75%,
10/28/34, Callable 7/28/34 @ 100 729,019
11,683,098
Technology Hardware, Storage & Peripherals (0.0%
†
):
617,000 NXP BV/NXP Funding LLC/NXP USA, Inc., 4.30%,
6/18/29, Callable 3/18/29 @ 100 617,511
Transportation Infrastructure (0.0%
†
):
577,000 Empresa de Transporte de Pasajeros Metro SA,
4.70%, 5/7/50, Callable 11/7/49 @ 100(a) 510,420
Wireless Telecommunication Services (0.0%
†
):
280,000 Bharti Airtel, Ltd., 3.25%, 6/3/31, Callable 3/5/31
@ 100(a) 263,931
285,000 Empresa Nacional del Petroleo, 6.15%, 5/10/33,
Callable 2/10/33 @ 100(a) 301,318
200,000 Empresa Nacional del Petroleo, 5.95%, 7/30/34,
Callable 4/30/34 @ 100(a) 208,718
773,967
Total Yankee Debt Obligations (Cost $44,893,976) 45,288,179
Municipal Bonds (0.5%):
Arizona (0.1%):
1,045,000 Maricopa County Industrial Development Authority
Revenue, 7.38%, 10/1/29, Continuously Callable
@100(a) 1,100,254
California (0.1%):
905,000 California State University Revenue, Series B,
2.72%, 11/1/52 595,715
435,000 State of California, GO, 7.50%, 4/1/34 509,252
440,000 University of California Revenue, Series BF, 2.65%,
5/15/50, Continuously Callable @100 272,847
347,000 University of California Revenue, Series AQ, 4.77%,
5/15/15 285,252
50,000 University of California Revenue, Series AD, 4.86%,
5/15/12 41,963
1,705,029
Louisiana (0.1%):
2,870,000 Louisiana Local Government Environmental Facilities
& Community Development Authority Revenue,
Series A1-A3, X, 5.05%, 12/1/34 2,973,171
Massachusetts (0.1%):
2,035,000 Massachusetts Educational Financing Authority
Revenue, Series A, 6.35%, 7/1/49, Continuously
Callable @100 2,074,585
Michigan (0.0%
†
):
801,000 University of Michigan Revenue, Series B, 3.50%,
4/1/52, Continuously Callable @100 597,179
Minnesota (0.0%
†
):
406,000 University of Minnesota Revenue, 4.05%, 4/1/52 328,252
New Jersey (0.0%
†
):
575,000 New Jersey Transportation Trust Fund Authority
Revenue, Series B, 6.56%, 12/15/40 648,518

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Municipal Bonds, continued
New York (0.1%):
$ 1,420,000 New York State Dormitory Authority Revenue,
Series C, Class C, 2.15%, 3/15/31 $ 1,290,234
1,045,000 New York State Dormitory Authority Revenue,
Series C, 2.05%, 3/15/30 969,845
165,000 United Nations Development Corp. Revenue, Series
A, 6.01%, 8/1/40, Continuously Callable @100 177,834
2,437,913
Oklahoma (0.0%
†
):
255,000 Oklahoma Development Finance Authority Revenue,
Series A2, 4.62%, 6/1/44 247,972
Texas (0.0%
†
):
430,000 State of Texas, GO, Series B, 2.75%, 10/1/41,
Continuously Callable @100 326,093
Total Municipal Bonds (Cost $13,265,875) 12,438,966
U.S. Government Agency Mortgages (33.7%):
Federal National Mortgage Association (13.2%):
8,566 2.50%, 9/1/27, Pool #AP5205 8,475
11,809 2.50%, 9/1/27, Pool #AB6194 11,684
4,667 2.50%, 2/1/28, Pool #AB8446 4,610
8,890 2.50%, 4/1/28, Pool #AB8870 8,760
7,032 3.00%, 4/1/28, Pool #AT3121 6,988
8,163 3.00%, 5/1/28, Pool #AT6033 8,112
31,166 2.50%, 8/1/28, Pool #AS0190 30,666
21,870 3.00%, 10/1/28, Pool #AU8774 21,721
42,093 3.50%, 10/1/28, Pool #AV0198 41,706
1,731 3.00%, 10/1/28, Pool #AQ4132 1,715
2,582 3.00%, 11/1/28, Pool #AV0298 2,556
82,044 3.50%, 11/1/28, Pool #AV1360 81,260
56,492 3.00%, 4/1/29, Pool #AW0937 55,614
57,221 3.00%, 5/1/29, Pool #AW2544 56,773
83,211 3.00%, 6/1/29, Pool #AS2676 81,883
104,945 3.00%, 7/1/29, Pool #AW4229 104,092
20,598 3.00%, 7/1/29, Pool #AW1281 20,411
55,592 3.00%, 9/1/29, Pool #AS3220 54,658
17,767 3.50%, 9/1/29, Pool #AX0105 17,646
141,132 3.00%, 9/1/29, Pool #AL6897 140,078
29,651 3.00%, 10/1/29, Pool #AS3594 29,394
6,173 3.50%, 10/1/29, Pool #AX2741 6,127
121,110 3.00%, 1/1/30, Pool #AL6144 118,955
11,821 2.50%, 2/1/30, Pool #BM3403 11,661
4,366 2.50%, 2/1/30, Pool #AS4485 4,272
5,178 2.50%, 2/1/30, Pool #AS4488 5,062
28,034 3.00%, 3/1/30, Pool #AL6583 27,594
37,187 2.50%, 3/1/30, Pool #AS4688 36,274
22,950 3.00%, 4/1/30, Pool #AL6584 22,663
13,858 2.50%, 4/1/30, Pool #AY3416 13,528
6,603 2.50%, 5/1/30, Pool #AY0828 6,447
11,863 3.00%, 5/1/30, Pool #AL6761 11,677
66,226 3.00%, 6/1/30, Pool #AL9381 65,170
19,732 3.00%, 7/1/30, Pool #AL7139 19,458
30,283 2.50%, 7/1/30, Pool #AS5403 29,583
28,668 3.00%, 7/1/30, Pool #AX9701 28,272
5,098 2.50%, 7/1/30, Pool #AS5405 4,973
5,799 3.00%, 7/1/30, Pool #AX9700 5,701
9,441 2.50%, 7/1/30, Pool #AZ2170 9,202
3,538 3.00%, 7/1/30, Pool #AZ2297 3,476
20,267 3.00%, 8/1/30, Pool #AS5622 19,993
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 26,445 3.00%, 8/1/30, Pool #AS5623 $ 26,051
19,090 3.50%, 8/1/30, Pool #AS5708 18,971
40,182 2.50%, 8/1/30, Pool #BM3552 39,332
28,244 2.50%, 8/1/30, Pool #AS5616 27,573
14,846 2.50%, 8/1/30, Pool #AS5548 14,497
17,085 2.50%, 8/1/30, Pool #AS5614 16,641
34,658 3.00%, 8/1/30, Pool #AL7225 34,173
4,109 3.00%, 8/1/30, Pool #AX3298 4,037
1,488 3.00%, 8/1/30, Pool #AZ8597 1,463
4,137 3.00%, 8/1/30, Pool #AZ7833 4,063
25,189 3.00%, 8/1/30, Pool #AL7227 24,809
5,319 3.00%, 9/1/30, Pool #AL7320 5,272
20,326 2.50%, 9/1/30, Pool #AS5786 19,833
26,796 2.50%, 9/1/30, Pool #AS5872 26,062
24,057 3.00%, 9/1/30, Pool #AS5728 23,635
8,897 3.00%, 9/1/30, Pool #AZ5719 8,741
21,567 3.00%, 9/1/30, Pool #AS5714 21,267
20,828 2.50%, 11/1/30, Pool #AS6116 20,292
26,545 2.50%, 11/1/30, Pool #AS6141 25,818
20,923 2.50%, 11/1/30, Pool #AS6115 20,405
18,532 2.50%, 11/1/30, Pool #AS6142 18,072
3,138 2.50%, 11/1/30, Pool #AL7800 3,064
193,061 3.00%, 1/1/31, Pool #BM3537 191,369
17,583 2.50%, 3/1/31, Pool #BM1595 17,355
40,937 2.50%, 6/1/31, Pool #AS7320 39,841
10,167,000 5.81%, 6/1/31, Pool #BZ1178 10,633,633
682,671 1.50%, 6/1/31, Pool #MA4367 648,450
1,258,220 1.50%, 7/1/31, Pool #MA4389 1,194,250
69,851 2.50%, 7/1/31, Pool #AS7617 67,922
62,006 2.50%, 7/1/31, Pool #AS7605 60,436
376,782 3.00%, 8/1/31, Pool #AL9376 369,571
14,064 4.00%, 8/1/31, Pool #AY4707 14,028
7,049 4.00%, 8/1/31, Pool #AY4688 6,977
2,582 2.50%, 8/1/31, Pool #BC2777 2,512
43,031 3.00%, 9/1/31, Pool #AL9378 42,406
123,116 2.50%, 10/1/31, Pool #AS8193 119,878
262,774 2.50%, 10/1/31, Pool #AS8195 258,409
166,473 2.50%, 10/1/31, Pool #AS8208 162,257
544,930 2.50%, 10/1/31, Pool #BC4773 535,881
24,439 2.00%, 10/1/31, Pool #MA2774 23,447
89,544 2.50%, 10/1/31, Pool #AS8009 87,191
101,577 2.50%, 11/1/31, Pool #AS8240 99,004
46,838 2.50%, 11/1/31, Pool #AS8245 46,061
84,607 2.50%, 11/1/31, Pool #BC2631 82,086
147,111 2.00%, 11/1/31, Pool #BM3054 141,142
40,475 2.00%, 11/1/31, Pool #BC9040 38,832
8,179 2.00%, 11/1/31, Pool #AS8291 7,847
42,875 2.50%, 11/1/31, Pool #BC2629 41,789
128,420 2.00%, 11/1/31, Pool #AS8251 123,207
57,652 2.50%, 11/1/31, Pool #AS8241 56,136
48,563 2.50%, 11/1/31, Pool #BC2628 47,756
36,050 2.00%, 12/1/31, Pool #MA2845 34,587
5,761 3.00%, 2/1/32, Pool #BE5670 5,643
8,978 2.50%, 2/1/32, Pool #BM1036 8,709
92,881 2.50%, 3/1/32, Pool #AS9317 88,784
237,746 2.00%, 3/1/32, Pool #BM3061 228,095
91,503 2.50%, 3/1/32, Pool #AS9316 88,899
193,220 2.50%, 3/1/32, Pool #AS9319 187,181
172,009 2.50%, 3/1/32, Pool #AS9321 164,798

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 134,987 3.00%, 3/1/32, Pool #AS9327 $ 132,220
173,620 2.50%, 3/1/32, Pool #AS9318 168,785
631,106 3.50%, 4/1/32, Pool #BM3503 625,583
470,029 3.50%, 5/1/32, Pool #BM1602 467,501
693,019 3.00%, 6/1/32, Pool #BM1791 673,524
214,616 2.50%, 8/1/32, Pool #BM3578 208,589
67,926 3.00%, 9/1/32, Pool #BM3240 66,626
30,725 3.50%, 11/1/32, Pool #BJ2054 30,455
29,381 5.50%, 1/1/33, Pool #676661 30,346
17,974 3.50%, 1/1/33, Pool #BJ2096 17,722
374,783 2.50%, 2/1/33, Pool #BM3793 365,517
967,401 3.00%, 5/1/33, Pool #FM1880 949,323
21,839 5.50%, 5/1/33, Pool #555424 22,445
36,219 4.00%, 9/1/33, Pool #BK7642 35,930
85,999 4.00%, 10/1/33, Pool #CA2527 87,128
86,075 4.00%, 11/1/33, Pool #CA2555 85,353
160,831 2.50%, 12/1/33, Pool #FM1680 156,791
3,430,000 Class A3 , Series 2022-M5, 2.34%, 1/1/34 2,933,191
167,674 5.00%, 2/1/35, Pool #735226 172,540
54,115 5.50%, 2/1/35, Pool #735989 55,637
14,039 5.00%, 3/1/35, Pool #735288 14,449
5,103 6.00%, 4/1/35, Pool #735504 5,262
409,614 2.00%, 6/1/35, Pool #CA5933 384,657
203,679 2.00%, 6/1/35, Pool #CA5939 190,458
109,462 3.00%, 8/1/35, Pool #CA6849 106,762
104,341 3.00%, 8/1/35, Pool #CA6876 101,045
192,669 2.00%, 9/1/35, Pool #CA6840 180,622
25,404 5.00%, 9/1/35, Pool #889974 25,643
214,539 2.00%, 9/1/35, Pool #CA7136 201,298
72,064 3.00%, 12/1/35, Pool #CA8389 69,786
30,255 3.00%, 12/1/35, Pool #CA8391 29,475
701,418 2.50%, 12/1/35, Pool #CA8388 665,245
626,215 2.50%, 12/1/35, Pool #CA8387 595,252
720,153 1.50%, 12/1/35, Pool #CA8377 655,829
77,402 4.00%, 1/1/36, Pool #AB0686 75,382
270,168 2.00%, 2/1/36, Pool #FM6149 253,273
380,335 2.00%, 3/1/36, Pool #CA9432 353,674
189,883 1.50%, 3/1/36, Pool #CA9422 173,077
275,703 2.50%, 3/1/36, Pool #CA9444 262,410
477,635 2.00%, 4/1/36, Pool #FM7495 447,043
313,750 1.50%, 5/1/36, Pool #CB0622 285,978
354,846 2.00%, 5/1/36, Pool #CB0428 331,803
1,096,702 1.50%, 6/1/36, Pool #FM7423 1,003,972
544,902 2.00%, 7/1/36, Pool #FM8117 507,114
1,230,227 2.00%, 9/1/36, Pool #FM8695 1,155,259
1,311,922 2.00%, 9/1/36, Pool #FM8733 1,219,907
136,015 5.50%, 9/1/36, Pool #995113 141,812
16,623 3.00%, 10/1/36, Pool #AL9227 15,940
266,586 2.00%, 11/1/36, Pool #FM9318 248,362
49,751 3.00%, 11/1/36, Pool #AS8349 46,627
126,316 3.00%, 11/1/36, Pool #AS8348 121,319
4,274,337 1.50%, 12/1/36, Pool #FS0003 3,905,952
123,228 3.00%, 12/1/36, Pool #BE1896 118,161
166,239 3.00%, 12/1/36, Pool #AS8553 155,809
254,930 2.00%, 1/1/37, Pool #FS0216 239,239
113,134 2.00%, 2/1/37, Pool #FS0610 104,911
318,921 1.50%, 2/1/37, Pool #FS3221 290,688
602,218 2.00%, 2/1/37, Pool #CB2967 559,706
259,284 2.00%, 2/1/37, Pool #FS0754 241,796
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 1,338,097 2.00%, 3/1/37, Pool #FS1330 $ 1,246,104
315,687 2.00%, 3/1/37, Pool #CB2966 293,110
1,065,624 2.00%, 3/1/37, Pool #FS1331 994,274
797,592 2.00%, 4/1/37, Pool #FS3325 744,550
6,952 5.50%, 2/1/38, Pool #961545 7,254
5,779 6.00%, 3/1/38, Pool #889529 6,087
32,038 5.50%, 5/1/38, Pool #889441 33,550
32,986 5.50%, 5/1/38, Pool #889692 34,421
14,930 6.00%, 5/1/38, Pool #889466 15,725
22,618 5.50%, 6/1/38, Pool #995018 23,574
6,654 5.50%, 9/1/38, Pool #889995 6,941
15,826 6.00%, 10/1/38, Pool #889983 16,701
110,341 5.50%, 1/1/39, Pool #AB0200 113,474
30,187 4.50%, 4/1/39, Pool #930922 30,418
35,251 4.50%, 5/1/39, Pool #AL1472 35,593
24,277 3.50%, 5/1/39, Pool #MA3660 23,943
312,105 5.00%, 6/1/39, Pool #AL7521 315,027
232,619 6.00%, 7/1/39, Pool #BF0056 243,008
17,153 5.50%, 10/1/39, Pool #AD0362 17,979
103,372 3.50%, 12/1/39, Pool #MA3869 98,944
147,382 5.50%, 12/1/39, Pool #AC6680 154,222
16,333 5.50%, 12/1/39, Pool #AD0571 17,126
44,689 3.50%, 1/1/40, Pool #MA3891 42,782
1,666,439 4.50%, 1/1/40, Pool #AC8568 1,670,996
82,006 3.50%, 2/1/40, Pool #MA3935 78,507
14,705 5.50%, 3/1/40, Pool #AL5304 15,124
13,664 4.50%, 4/1/40, Pool #AD4038 13,811
103,550 6.00%, 4/1/40, Pool #AL4141 109,211
19,515 6.50%, 5/1/40, Pool #AL1704 20,572
24,169 4.50%, 7/1/40, Pool #AB1226 24,377
26,554 4.50%, 7/1/40, Pool #AD7127 26,754
12,930 6.00%, 9/1/40, Pool #AE0823 13,565
12,896 4.00%, 1/1/41, Pool #AL7167 12,722
1,189,000 2.50%, 1/25/41, TBA 1,124,302
29,000 3.00%, 1/25/41, TBA 27,892
851,000 4.00%, 1/25/41, TBA 839,332
5,428,000 4.50%, 1/25/41, TBA 5,428,848
28,190 6.00%, 6/1/41, Pool #AL4142 29,628
10,141 4.50%, 7/1/41, Pool #AB3314 10,184
184,808 5.00%, 7/1/41, Pool #AL7524 189,161
18,086 4.50%, 9/1/41, Pool #AI8961 18,359
308,793 5.50%, 9/1/41, Pool #AL8430 322,135
11,686,947 1.50%, 11/1/41, Pool #FS0316 9,856,957
5,959,191 1.50%, 12/1/41, Pool #MA4500 5,026,157
1,822,485 2.00%, 12/1/41, Pool #MA4501 1,585,104
400,094 4.00%, 1/1/42, Pool #AB4307 394,856
101,036 3.50%, 1/1/42, Pool #AW8154 97,693
459,653 2.00%, 2/1/42, Pool #MA4540 398,366
4,465,466 2.00%, 3/1/42, Pool #MA4570 3,870,116
16,569 3.50%, 4/1/42, Pool #AK7510 16,031
38,067 3.50%, 4/1/42, Pool #AO0777 36,988
704,644 2.00%, 4/1/42, Pool #MA4586 610,691
6,073 3.50%, 5/1/42, Pool #AO2881 5,876
17,693 4.00%, 5/1/42, Pool #AO2114 17,401
85,991 4.00%, 5/1/42, Pool #AO2961 84,575
6,060 3.50%, 6/1/42, Pool #AO3048 5,863
8,569 3.50%, 6/1/42, Pool #AK9225 8,291
21,993 3.50%, 7/1/42, Pool #AO9707 21,280
80,322 4.50%, 9/1/42, Pool #AL2482 80,877

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 487,807 4.50%, 1/1/43, Pool #AL8206 $ 490,875
39,264 3.00%, 3/1/43, Pool #AR7576 35,845
49,605 3.00%, 3/1/43, Pool #AR9218 46,207
34,566 3.00%, 3/1/43, Pool #AR7568 31,191
69,340 3.00%, 4/1/43, Pool #AT2040 64,590
40,548 3.00%, 4/1/43, Pool #AT2043 37,019
42,674 3.00%, 4/1/43, Pool #AB8924 38,959
46,747 3.00%, 4/1/43, Pool #AR8630 43,545
483 3.50%, 4/1/43, Pool #CA1530 454
42,208 3.00%, 4/1/43, Pool #AB8923 39,315
17,262 3.00%, 4/1/43, Pool #AT2037 15,576
4,787 3.00%, 6/1/43, Pool #AB9564 4,508
337,754 5.00%, 12/1/43, Pool #AL7777 346,974
147,011 5.00%, 11/1/44, Pool #AL8878 151,067
454,879 3.50%, 2/1/45, Pool #FM5294 435,707
141,294 3.50%, 2/1/45, Pool #BM1100 134,661
88,337 5.00%, 6/1/45, Pool #BM3784 90,831
67,699 4.50%, 9/1/45, Pool #AL7936 68,062
2,767 4.50%, 11/1/45, Pool #AS6233 2,776
43,775 4.50%, 11/1/45, Pool #AL9501 44,036
90,751 4.50%, 12/1/45, Pool #BM1756 91,601
11,397 3.00%, 6/1/46, Pool #AS7365 10,453
276,641 4.50%, 7/1/46, Pool #BM1920 277,782
869,144 3.50%, 7/1/46, Pool #BA7748 822,454
222,666 4.50%, 7/1/46, Pool #BM3053 223,858
12,502 3.00%, 8/1/46, Pool #AL9031 11,500
786,576 3.00%, 9/1/46, Pool #BD1469 716,997
258,125 3.00%, 11/1/46, Pool #BD9644 236,535
100,213 3.00%, 11/1/46, Pool #BD9643 91,826
135,340 3.00%, 11/1/46, Pool #BD9645 124,432
175,355 3.50%, 12/1/46, Pool #BE2103 164,564
726,986 3.00%, 12/1/46, Pool #AS8486 662,649
275,682 3.50%, 2/1/47, Pool #BE1534 257,780
630,472 3.50%, 2/1/47, Pool #AL9920 591,690
66,348 3.50%, 3/1/47, Pool #BH0158 62,039
395,457 3.50%, 5/1/47, Pool #BD2417 369,787
259,350 3.50%, 5/1/47, Pool #BM1174 247,536
153,292 3.50%, 5/1/47, Pool #BE9375 144,084
202,059 4.00%, 5/1/47, Pool #BH0398 196,062
107,242 3.50%, 6/1/47, Pool #BH0567 100,797
164,203 4.00%, 7/1/47, Pool #BH3401 159,329
238,130 4.00%, 8/1/47, Pool #BM1619 231,061
15,903 4.00%, 9/1/47, Pool #MA3121 15,379
111,915 4.50%, 10/1/47, Pool #BM3052 112,321
501,652 3.50%, 11/1/47, Pool #MA3182 472,515
504,863 3.50%, 12/1/47, Pool #MA3210 475,540
137,935 4.50%, 12/1/47, Pool #BH7067 138,133
347,069 4.00%, 1/1/48, Pool #BH9222 335,630
307,729 3.50%, 1/1/48, Pool #MA3238 289,854
54,868 4.00%, 2/1/48, Pool #BJ9058 53,261
49,478 4.00%, 2/1/48, Pool #BJ9057 47,894
228,185 3.50%, 2/1/48, Pool #BH9277 214,287
292,079 3.50%, 3/1/48, Pool #BJ4916 274,296
90,249 3.50%, 3/1/48, Pool #BK1958 84,755
155,111 3.50%, 3/1/48, Pool #BJ0648 145,663
105,683 4.50%, 4/1/48, Pool #BM3846 105,531
28,267 4.00%, 4/1/48, Pool #MA3333 27,283
170,087 3.50%, 4/1/48, Pool #FM5295 162,076
2,608,153 4.50%, 4/1/48, Pool #FM7783 2,600,336
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 34,503 4.00%, 5/1/48, Pool #CA2708 $ 33,301
102,690 5.00%, 6/1/48, Pool #CA2317 104,848
23,523 4.00%, 6/1/48, Pool #MA3384 22,704
23,230 4.00%, 7/1/48, Pool #MA3415 22,421
8,424 4.50%, 7/1/48, Pool #BK4471 8,402
56,996 4.50%, 7/1/48, Pool #BK6113 56,921
211,689 4.00%, 8/1/48, Pool #BK4772 204,316
319,178 4.00%, 9/1/48, Pool #FM5566 307,571
446,330 5.00%, 9/1/48, Pool #MA3472 451,966
34,669 5.00%, 10/1/48, Pool #MA3501 35,105
97,247 5.00%, 10/1/48, Pool #BK7881 98,478
65,979 4.00%, 10/1/48, Pool #CA2469 63,497
7,263 3.50%, 11/1/48, Pool #FM1543 6,830
63,740 5.00%, 11/1/48, Pool #MA3527 64,543
16,931 5.00%, 12/1/48, Pool #BN4404 17,256
19,384 5.00%, 1/1/49, Pool #BN4430 19,789
59,547 5.00%, 1/1/49, Pool #BN3949 60,300
933,869 4.00%, 1/1/49, Pool #FM5296 905,817
211,401 3.50%, 6/1/49, Pool #FM5315 199,207
624,779 4.00%, 9/1/49, Pool #FM3665 601,288
3,676,591 3.00%, 3/1/50, Pool #FM5290 3,337,319
265,314 4.00%, 3/1/50, Pool #CA5368 252,702
252,656 4.00%, 5/1/50, Pool #FM7973 242,864
349,068 4.00%, 6/1/50, Pool #CA6106 334,756
2,381,933 2.50%, 7/1/50, Pool #CA6343 2,062,403
2,273,385 2.50%, 7/1/50, Pool #CA6342 1,968,366
1,345,208 2.50%, 7/1/50, Pool #CA6359 1,171,095
2,374,553 2.50%, 7/1/50, Pool #CA6341 2,055,955
1,408,278 3.00%, 8/1/50, Pool #FM5292 1,271,592
209,911 4.00%, 8/1/50, Pool #FM7703 202,152
1,596,425 2.00%, 8/1/50, Pool #FP0025 1,300,124
689,208 2.50%, 8/1/50, Pool #CA6711 596,759
2,229,979 2.50%, 8/1/50, Pool #CA6636 1,930,804
2,691,260 2.50%, 8/1/50, Pool #CA6577 2,330,234
1,039,638 2.00%, 9/1/50, Pool #MA4119 850,213
324,196 2.00%, 9/1/50, Pool #BQ0697 265,354
1,708,344 1.50%, 10/1/50, Pool #MA4157 1,320,519
1,875,383 2.00%, 10/1/50, Pool #MA4158 1,533,643
427,529 2.50%, 11/1/50, Pool #FM4874 372,207
1,537,564 2.50%, 11/1/50, Pool #CA7597 1,338,619
240,948 2.00%, 11/1/50, Pool #BQ6334 197,749
1,490,260 1.50%, 11/1/50, Pool #MA4181 1,151,911
1,508,414 1.50%, 12/1/50, Pool #MA4209 1,167,066
1,144,214 2.00%, 12/1/50, Pool #FM5176 947,225
339,014 2.00%, 12/1/50, Pool #FM5305 279,181
356,553 3.50%, 1/1/51, Pool #FM7599 333,236
9,511,425 2.00%, 1/1/51, Pool #MA4237 7,776,704
1,275,988 4.00%, 1/1/51, Pool #FM7031 1,227,245
414,002 2.50%, 1/1/51, Pool #CA8592 358,438
2,343,080 2.00%, 2/1/51, Pool #BR1615 1,909,531
1,159,538 2.50%, 2/1/51, Pool #CA9038 1,001,098
1,419,693 4.00%, 3/1/51, Pool #FM7460 1,367,228
742,891 2.00%, 3/1/51, Pool #BN8997 613,218
415,393 2.00%, 3/1/51, Pool #BN9004 343,335
2,015,113 1.50%, 3/1/51, Pool #MA4280 1,559,616
153,227 2.50%, 3/1/51, Pool #BR4654 132,276
183,834 2.50%, 4/1/51, Pool #BR8896 158,723
995,708 2.00%, 4/1/51, Pool #FM6863 825,827
100,142 2.50%, 4/1/51, Pool #BR8283 86,458

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 692,361 2.00%, 4/1/51, Pool #BR7802 $ 571,805
227,184 2.00%, 4/1/51, Pool #FS0599 187,189
110,458 2.50%, 5/1/51, Pool #BR8915 95,367
7,158,188 4.00%, 5/1/51, Pool #FS1463 6,884,694
53,980 2.50%, 5/1/51, Pool #BR8296 46,604
1,706,082 2.50%, 5/1/51, Pool #CB0383 1,472,652
4,998,110 3.00%, 6/1/51, Pool #CB0848 4,496,992
509,015 1.50%, 6/1/51, Pool #BR9265 394,036
169,678 2.50%, 7/1/51, Pool #BP3574 146,490
2,034,876 2.00%, 7/1/51, Pool #MA4378 1,658,391
585,876 2.50%, 10/1/51, Pool #CB1806 505,734
3,352,058 4.00%, 10/1/51, Pool #FS1133 3,209,543
52,980 2.50%, 10/1/51, Pool #BT8452 45,744
2,073,404 2.00%, 11/1/51, Pool #CB2054 1,713,873
984,044 2.00%, 11/1/51, Pool #CB2139 813,090
1,890,776 2.00%, 11/1/51, Pool #CB2079 1,551,500
2,075,773 3.00%, 11/1/51, Pool #CB2165 1,868,598
726,960 2.50%, 11/1/51, Pool #FS0026 629,008
2,531,941 2.00%, 11/1/51, Pool #FS1334 2,055,710
1,282,134 2.00%, 12/1/51, Pool #FS0212 1,057,768
884,685 3.00%, 12/1/51, Pool #CB2418 797,182
574,903 2.00%, 12/1/51, Pool #FM9730 475,204
449,019 2.50%, 12/1/51, Pool #CB2372 387,581
1,324,427 2.00%, 12/1/51, Pool #FS0211 1,082,793
225,696 2.00%, 12/1/51, Pool #FS0598 187,029
1,890,126 2.50%, 1/1/52, Pool #CB2621 1,635,628
2,367,192 2.50%, 1/1/52, Pool #FS0209 2,043,324
1,928,468 2.50%, 1/1/52, Pool #FS0208 1,661,869
1,545,715 2.50%, 1/1/52, Pool #CB2620 1,335,459
1,479,475 2.50%, 1/1/52, Pool #FS0193 1,277,346
2,846,686 2.50%, 1/1/52, Pool #CB2622 2,452,965
2,088,135 2.50%, 1/1/52, Pool #FS0378 1,817,957
867,280 2.50%, 1/1/52, Pool #CB2633 755,848
1,498,648 2.00%, 1/1/52, Pool #FS0497 1,225,497
455,393 2.50%, 2/1/52, Pool #CB2854 389,949
1,625,693 2.50%, 2/1/52, Pool #CB2855 1,395,558
604,067 2.00%, 2/1/52, Pool #CB2836 489,800
3,107,958 2.00%, 2/1/52, Pool #CB2838 2,561,478
1,940,024 2.50%, 2/1/52, Pool #CB2856 1,671,970
295,556 2.50%, 2/1/52, Pool #CB2863 259,434
5,865,111 2.00%, 2/1/52, Pool #FS2040 4,757,891
1,926,075 2.00%, 3/1/52, Pool #CB3101 1,587,355
3,508,435 2.00%, 3/1/52, Pool #CB3102 2,891,304
731,648 2.50%, 3/1/52, Pool #FS1661 633,086
235,844 3.00%, 3/1/52, Pool #CB3115 211,905
618,675 4.00%, 4/1/52, Pool #FS1267 594,726
666,373 3.00%, 4/1/52, Pool #FS1520 601,287
9,743,872 2.00%, 4/1/52, Pool #FA2772 8,006,432
430,635 3.50%, 5/1/52, Pool #BV8545 404,250
1,065,606 3.00%, 5/1/52, Pool #FS1522 957,623
4,018,450 4.00%, 5/1/52, Pool #FS3377 3,874,864
614,127 5.00%, 7/1/52, Pool #FS2409 622,386
397,227 4.50%, 7/1/52, Pool #MA4656 389,646
951,085 5.00%, 7/1/52, Pool #FS2473 960,232
768,031 5.00%, 7/1/52, Pool #FS2458 780,316
496,830 3.50%, 7/1/52, Pool #FS2812 461,427
363,679 3.50%, 8/1/52, Pool #CB4324 341,419
8,285,874 4.50%, 8/1/52, Pool #CB4345 8,175,677
311,329 3.50%, 9/1/52, Pool #CB4660 291,194
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 259,330 3.50%, 9/1/52, Pool #CB4658 $ 243,030
397,032 3.50%, 9/1/52, Pool #CB4661 368,777
2,312,855 4.50%, 9/1/52, Pool #FS8370 2,272,998
77,788 3.50%, 9/1/52, Pool #CB4657 72,664
359,563 6.00%, 11/1/52, Pool #FS3251 372,072
794,533 5.00%, 12/1/52, Pool #MA4841 796,815
763,345 5.50%, 1/1/53, Pool #CB5462 779,579
2,114,484 5.00%, 1/1/53, Pool #CB5450 2,125,790
2,044,331 6.00%, 1/1/53, Pool #FS3832 2,145,866
1,152,659 5.50%, 1/1/53, Pool #BX6108 1,170,685
336,838 5.00%, 1/1/53, Pool #BX4207 340,669
313,927 5.50%, 2/1/53, Pool #BX6449 320,218
7,247,648 5.00%, 4/1/53, Pool #CB6063 7,287,719
1,697,263 6.00%, 4/1/53, Pool #CB6094 1,750,335
610,125 5.50%, 5/1/53, Pool #BY0557 623,700
637,012 5.50%, 5/1/53, Pool #BY2967 651,195
2,459,122 6.00%, 5/1/53, Pool #CB6329 2,547,873
3,277,873 5.50%, 5/1/53, Pool #CB6321 3,350,848
2,513,905 5.50%, 5/1/53, Pool #FS4629 2,569,861
310,330 6.00%, 5/1/53, Pool #BY0568 319,344
1,025,370 5.50%, 5/1/53, Pool #CB6322 1,045,909
741,955 6.00%, 5/1/53, Pool #FS4641 764,468
322,952 6.50%, 5/1/53, Pool #CB6340 338,683
1,804,919 5.50%, 6/1/53, Pool #CB6463 1,845,115
2,984,938 6.00%, 7/1/53, Pool #CB6757 3,092,736
2,754,425 6.50%, 8/1/53, Pool #FS5537 2,895,067
3,595,684 5.50%, 8/1/53, Pool #CB6868 3,667,565
5,983,672 6.00%, 8/1/53, Pool #CB6872 6,177,410
469,087 6.50%, 8/1/53, Pool #CB6884 491,930
610,733 6.50%, 9/1/53, Pool #CB7142 637,281
1,686,742 6.50%, 10/1/53, Pool #CB7349 1,754,724
227,235 6.00%, 2/1/54, Pool #DA8030 234,783
3,497,768 6.50%, 2/1/54, Pool #CB8018 3,665,349
3,312,380 6.00%, 3/1/54, Pool #CB8154 3,422,700
1,939,146 5.50%, 3/1/54, Pool #FS7428 1,977,531
1,655,634 6.50%, 6/1/54, Pool #CB8727 1,724,539
3,607,848 6.50%, 8/1/54, Pool #FS8574 3,763,242
302,710 6.00%, 11/1/54, Pool #DC5681 311,879
1,190,337 6.00%, 8/1/55, Pool #CC0872 1,225,837
4,455,000 6.50%, 1/25/56, TBA 4,629,894
30,676,000 5.50%, 1/25/56, TBA 31,108,579
9,442,000 3.50%, 2/25/56, TBA 8,712,458
343,366,411
Government National Mortgage Association (6.4%):
4,399 4.50%, 9/15/33, Pool #615516 4,382
17,934 5.00%, 12/15/33, Pool #783571 18,467
7,084 6.50%, 8/20/38, Pool #4223 7,491
2,619 6.50%, 10/15/38, Pool #673213 2,810
3,905 6.50%, 11/20/38, Pool #4292 4,131
7,795 6.50%, 12/15/38, Pool #782510 8,144
70,120 5.00%, 1/15/39, Pool #782557 71,339
36,579 5.00%, 4/15/39, Pool #711939 37,312
49,133 5.00%, 4/15/39, Pool #782619 50,247
4,672 4.00%, 4/20/39, Pool #4422 4,540
4,741 5.00%, 6/15/39, Pool #782696 4,849
16,490 4.00%, 7/20/39, Pool #4494 16,024
28,509 5.00%, 10/20/39, Pool #4559 29,468
3,209 4.50%, 12/20/39, Pool #4598 3,233
8,578 4.50%, 1/15/40, Pool #728627 8,660

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 3,904 4.50%, 1/20/40, Pool #4617 $ 3,932
3,207 4.50%, 2/20/40, Pool #4636 3,237
25,049 5.00%, 5/15/40, Pool #782958 25,623
204 4.50%, 5/20/40, Pool #4696 206
14,963 5.00%, 6/15/40, Pool #697862 15,366
18,118 4.50%, 7/15/40, Pool #745793 17,813
148,614 4.50%, 7/15/40, Pool #733795 148,585
8,030 4.50%, 7/20/40, Pool #4746 8,109
14,594 4.50%, 8/20/40, Pool #4771 14,739
4,374 4.00%, 9/20/40, Pool #4800 4,246
9,167 4.50%, 9/20/40, Pool #748948 9,189
32,805 4.50%, 10/15/40, Pool #783609 33,658
114,769 4.00%, 10/20/40, Pool #4833 111,417
14,799 4.50%, 10/20/40, Pool #4834 14,946
215,317 4.00%, 11/20/40, Pool #4853 209,031
106,515 4.00%, 12/20/40, Pool #4882 103,404
62,903 4.00%, 1/15/41, Pool #759138 60,643
95,420 4.00%, 1/20/41, Pool #4922 92,633
10,235 4.50%, 2/15/41, Pool #738019 10,171
456,466 4.00%, 2/20/41, Pool #742887 443,131
1,617 4.00%, 2/20/41, Pool #4945 1,589
32,977 4.00%, 3/15/41, Pool #762838 31,792
2,348 5.00%, 4/20/41, Pool #5018 2,364
5,159 5.00%, 6/20/41, Pool #5083 5,194
38,177 4.50%, 6/20/41, Pool #783590 38,550
89,208 4.50%, 7/20/41, Pool #5115 89,362
59,061 4.00%, 7/20/41, Pool #742895 57,608
26,470 4.50%, 7/20/41, Pool #783584 26,728
2,792 5.00%, 7/20/41, Pool #5116 2,811
27,828 4.50%, 11/15/41, Pool #783610 28,318
75,697 3.50%, 1/15/42, Pool #553461 71,279
108,191 4.00%, 4/20/42, Pool #MA0023 106,176
45,589 5.00%, 7/20/42, Pool #MA0223 46,320
107,647 3.50%, 4/15/43, Pool #AD2334 101,491
206,336 3.50%, 4/20/43, Pool #MA0934 193,573
117,006 3.50%, 5/20/43, Pool #MA1012 109,769
10,187 4.00%, 7/20/43, Pool #MA1158 9,997
397,213 4.50%, 6/20/44, Pool #MA1997 389,968
12,141 4.00%, 8/20/44, Pool #AI4167 11,713
322,264 4.00%, 8/20/44, Pool #MA2149 314,369
8,245 4.00%, 8/20/44, Pool #AJ4687 7,955
6,837 4.00%, 8/20/44, Pool #AJ2723 6,596
15,660 3.00%, 12/20/44, Pool #MA2444 14,440
175,366 5.00%, 12/20/44, Pool #MA2448 176,581
187,537 3.00%, 2/15/45, Pool #784439 172,307
824,694 3.50%, 5/20/45, Pool #MA2826 774,015
108,306 5.00%, 12/20/45, Pool #MA3313 109,055
4,175,463 3.50%, 3/20/46, Pool #MA3521 3,868,440
797,540 3.50%, 5/20/46, Pool #MA3663 739,477
268,146 3.50%, 7/20/46, Pool #MA3803 247,273
1,084,816 3.50%, 9/20/46, Pool #MA3937 1,001,398
5,808 4.00%, 10/20/46, Pool #AQ0542 5,635
44,666 3.50%, 10/20/46, Pool #AX4341 41,681
73,234 3.50%, 10/20/46, Pool #AX4345 67,863
46,682 3.50%, 10/20/46, Pool #AX4343 43,309
120,209 3.50%, 10/20/46, Pool #AX4344 111,693
60,593 3.50%, 10/20/46, Pool #AX4342 56,402
68,000 4.50%, 3/15/47, Pool #AZ8560 66,356
53,556 4.50%, 4/15/47, Pool #AZ8597 52,260
Principal Amount Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 78,094 4.50%, 4/15/47, Pool #AZ8596 $ 77,332
50,834 4.50%, 5/15/47, Pool #BA7888 50,337
1,019,996 4.00%, 6/20/47, Pool #MA4511 985,596
9,669 4.00%, 9/15/47, Pool #BC5919 9,316
12,347 4.00%, 10/15/47, Pool #BD3187 11,917
14,857 4.00%, 10/15/47, Pool #BE1031 14,032
13,384 4.00%, 11/15/47, Pool #BE1030 12,952
792,550 4.00%, 11/20/47, Pool #MA4838 765,825
13,994 4.00%, 12/15/47, Pool #BE4664 13,217
393,983 4.00%, 12/20/47, Pool #MA4901 378,249
13,007 4.00%, 1/15/48, Pool #BE0204 12,550
19,738 4.00%, 1/15/48, Pool #BE0143 18,641
171,714 4.50%, 9/20/48, Pool #BD0560 168,976
318,567 4.50%, 3/20/49, Pool #MA5818 316,547
13,641 4.50%, 4/20/49, Pool #MA5877 13,555
141,917 4.50%, 5/20/49, Pool #MA5932 141,018
266,085 4.50%, 4/20/50, Pool #MA6602 261,922
460,882 3.00%, 4/20/50, Pool #MA6599 416,342
59,541 3.00%, 5/20/50, Pool #MA6656 53,733
205,675 4.00%, 5/20/50, Pool #MA6658 197,597
1,432,754 Class LP , Series 2020-127, 1.50%, 6/20/50 1,197,741
4,668,323 2.00%, 8/20/50, Pool #MA6818 3,866,939
1,047,050 3.00%, 10/20/50, Pool #MA6932 950,120
823,681 2.00%, 11/20/50, Pool #MA6994 682,208
14,665,430 2.00%, 12/20/50, Pool #MA7051 12,146,533
962,925 3.00%, 1/20/51, Pool #MA7137 869,918
10,189,113 2.00%, 1/20/51, Pool #MA7135 8,439,050
1,547,639 2.00%, 2/20/51, Pool #MA7192 1,281,779
4,544,199 2.50%, 4/20/51, Pool #MA7312 3,926,514
5,094,488 3.00%, 6/20/51, Pool #MA7419 4,590,386
6,610,748 3.00%, 8/20/51, Pool #MA7535 5,953,116
2,374,334 2.50%, 10/20/51, Pool #MA7649 2,050,988
1,626,347 2.50%, 12/20/51, Pool #MA7767 1,404,863
1,642,674 3.00%, 12/20/51, Pool #MA7768 1,480,195
69,219 3.00%, 1/20/52, Pool #MA7828 62,371
3,806,293 2.50%, 5/20/52, Pool #MA8042 3,287,838
6,982,172 3.50%, 5/20/52, Pool #MA8044 6,445,836
15,007,186 2.50%, 6/20/52, Pool #MA8097 12,964,386
4,288,617 2.50%, 7/20/52, Pool #MA8147 3,704,899
179,029 2.50%, 8/20/52, Pool #MA8197 154,668
1,033,494 3.50%, 9/20/52, Pool #MA8266 951,831
187,984 3.50%, 10/20/52, Pool #MA8345 172,488
4,040,810 4.00%, 12/20/52, Pool #MA8488 3,826,353
993,917 2.50%, 12/20/52, Pool #MA8485 858,675
3,196,126 2.50%, 1/20/53, Pool #MA8564 2,761,465
182,350 6.00%, 4/20/53, Pool #CT7444 187,613
19,337,000 5.50%, 1/20/56, TBA 19,523,572
11,332,000 6.00%, 1/20/56, TBA 11,544,475
16,629,000 5.00%, 1/20/56, TBA 16,584,180
2,448,000 4.00%, 1/20/56, TBA 2,312,212
2,344,000 3.00%, 1/20/56, TBA 2,108,868
10,307,000 4.50%, 1/20/56, TBA 10,041,675
5,069,000 6.50%, 2/20/56, TBA 5,225,822
166,282,114
Federal Home Loan Mortgage Corporation (9.5%):
14,954 3.00%, 9/1/27, Pool #U70060 14,870
9,986 3.00%, 7/1/28, Pool #U79018 9,918
4,425,869 Class XFX , Series KL06, 1.36%, 12/25/29, Callable
9/25/29 @ 100.00 168,459

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 7,986 3.00%, 1/1/30, Pool #V60696 $ 7,725
10,570 3.00%, 1/1/30, Pool #V60724 10,308
18,559 2.50%, 3/1/30, Pool #V60770 17,825
28,769 2.50%, 5/1/30, Pool #V60796 28,583
19,509 2.50%, 5/1/30, Pool #J31418 19,048
42,200 2.50%, 5/1/30, Pool #J31728 41,210
34,739 3.00%, 5/1/30, Pool #J31689 34,310
70,140 3.00%, 6/1/30, Pool #V60840 69,202
8,068 2.50%, 7/1/30, Pool #J32204 7,747
1,341 2.50%, 7/1/30, Pool #J32491 1,307
34,784 3.00%, 7/1/30, Pool #G15520 34,156
6,112 2.50%, 7/1/30, Pool #J32209 5,963
4,013 3.00%, 7/1/30, Pool #J32181 3,965
1,837 2.50%, 7/1/30, Pool #V60905 1,826
4,381 3.00%, 8/1/30, Pool #J32436 4,297
26,210 2.50%, 8/1/30, Pool #V60902 25,541
32,420 2.50%, 8/1/30, Pool #V60886 31,610
6,439 3.00%, 8/1/30, Pool #V60909 6,350
25,962 2.50%, 9/1/30, Pool #V60903 25,293
81,865 2.50%, 9/1/30, Pool #V60904 79,968
7,060,108 Class X1 , Series K121, 1.01%, 10/25/30 276,126
150,847 2.50%, 4/1/31, Pool #G16186 146,764
2,804,624 1.50%, 5/1/31, Pool #RD5057 2,666,526
434,375 1.50%, 6/1/31, Pool #RD5059 412,605
3,575,000 Class A2 , Series K145, 2.58%, 5/25/32 3,248,858
1,740,000 Class A2 , Series K146, 2.92%, 6/25/32 1,612,216
3,785 3.00%, 10/1/32, Pool #J37706 3,701
4,919 3.00%, 11/1/32, Pool #J37835 4,811
3,366 3.00%, 12/1/32, Pool #J38060 3,292
1,227,283 2.50%, 4/1/33, Pool #ZS8087 1,192,735
307,464 Class A2 , Series KG08, 4.13%, 5/25/33 302,773
4,491,000 Class A3 , Series K156, 3.70%, 6/25/33 4,285,657
61,632 3.50%, 1/1/34, Pool #ZS9068 62,162
656,779 2.50%, 1/1/35, Pool #SB0298 618,948
38,743 5.50%, 2/1/35, Pool #G04692 40,370
214,516 3.50%, 5/1/35, Pool #SC0063 211,461
591,931 2.00%, 9/1/35, Pool #SB0539 552,915
1,203,037 2.00%, 1/1/36, Pool #SB0546 1,124,947
676,061 2.00%, 2/1/36, Pool #RC1819 632,189
786,404 2.00%, 2/1/36, Pool #SB8507 737,686
248,193 2.00%, 3/1/36, Pool #SB0544 231,401
218,211 1.50%, 4/1/36, Pool #SB0510 198,905
1,477,752 1.50%, 4/1/36, Pool #SB0514 1,352,961
1,472,708 2.00%, 5/1/36, Pool #RC1999 1,377,074
310,050 1.50%, 5/1/36, Pool #RC1975 283,856
3,397,170 2.00%, 6/1/36, Pool #RC2071 3,158,673
1,454,550 2.00%, 7/1/36, Pool #RC2097 1,352,433
1,205,697 2.00%, 4/1/37, Pool #SB0679 1,123,059
30,383 3.00%, 9/1/37, Pool #ZA2471 29,013
609,873 3.00%, 6/1/38, Pool #SC0111 590,231
60,570 6.00%, 4/1/39, Pool #G07613 63,599
10,914 4.50%, 12/1/39, Pool #A90196 11,014
320,414 3.50%, 1/1/40, Pool #RB5028 306,710
40,169 3.50%, 2/1/40, Pool #RB5034 38,451
11,681 4.50%, 7/1/40, Pool #A93010 11,794
11,685 4.00%, 8/1/40, Pool #A93534 11,478
214,033 4.50%, 9/1/40, Pool #A93700 215,668
77,514 4.00%, 9/1/40, Pool #A93851 76,694
16,766 4.00%, 10/1/40, Pool #A95923 16,511
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 10,815 4.00%, 11/1/40, Pool #A94977 $ 10,650
10,728 4.00%, 11/1/40, Pool #A95144 10,565
11,060 4.00%, 11/1/40, Pool #A94779 10,891
733 4.00%, 4/1/41, Pool #Q00093 722
25,701 4.50%, 5/1/41, Pool #Q00804 25,924
25,373 4.50%, 5/1/41, Pool #Q00959 25,593
174,724 5.50%, 6/1/41, Pool #G07553 182,706
40,904 5.00%, 10/1/41, Pool #G07642 41,439
14,705 4.00%, 10/1/41, Pool #Q03841 14,600
17,709 4.00%, 10/1/41, Pool #Q04022 17,582
285,076 2.00%, 2/1/42, Pool #RB5145 247,062
1,502,609 2.00%, 3/1/42, Pool #RB5148 1,302,242
97,932 3.50%, 4/1/42, Pool #C03811 94,078
97,788 3.50%, 4/1/42, Pool #Q07417 94,912
300,615 2.00%, 4/1/42, Pool #RB5153 260,536
3,176 3.50%, 5/1/42, Pool #Q08306 3,053
8,822 3.50%, 5/1/42, Pool #Q08239 8,481
74,241 3.50%, 8/1/42, Pool #G07106 72,058
13,002 3.50%, 8/1/42, Pool #Q12162 12,620
4,467 3.50%, 10/1/42, Pool #Q11909 4,336
120,905 3.00%, 1/1/43, Pool #Q14866 111,891
97,926 3.00%, 3/1/43, Pool #Q16673 88,897
53,360 3.00%, 3/1/43, Pool #Q16403 48,441
57,005 3.50%, 6/1/43, Pool #Q18718 55,272
82,292 3.50%, 7/1/43, Pool #Q20206 78,887
35,697 4.00%, 9/1/43, Pool #Q21579 34,740
99,685 4.50%, 12/1/43, Pool #Q23779 101,150
66,572 4.50%, 12/1/43, Pool #G60018 67,424
10,501 3.50%, 1/1/44, Pool #Q24368 10,066
394,106 3.50%, 4/1/44, Pool #G07848 377,735
40,192 4.00%, 4/1/44, Pool #Q25643 38,896
6,187 3.50%, 5/1/44, Pool #Q26218 5,964
48,344 3.50%, 6/1/44, Pool #Q28764 46,921
1,328,413 3.00%, 6/1/44, Pool #SD0498 1,227,205
9,290 3.50%, 7/1/44, Pool #Q27319 8,955
34,496 4.00%, 7/1/44, Pool #G60901 33,669
14,235 3.50%, 9/1/44, Pool #Q28604 13,721
1,332,864 4.00%, 1/1/45, Pool #SD0478 1,303,817
1,495,493 4.00%, 1/1/45, Pool #SD0490 1,467,962
4,476 4.00%, 2/1/45, Pool #Q31128 4,370
10,252 4.00%, 2/1/45, Pool #Q31338 10,008
9,895 3.50%, 9/1/45, Pool #Q36302 9,574
1,876,915 4.00%, 9/1/45, Pool #SD0507 1,827,786
12,314 4.00%, 12/1/45, Pool #Q37957 11,991
12,492 4.00%, 12/1/45, Pool #Q37955 12,194
950,730 3.50%, 3/1/46, Pool #SD0485 916,506
157,142 3.00%, 9/1/46, Pool #G60718 143,577
519,694 3.00%, 9/1/46, Pool #Q42979 474,846
179,160 3.50%, 9/1/46, Pool #SD0486 169,770
95,131 3.00%, 12/1/46, Pool #Q45080 86,198
182,996 3.00%, 12/1/46, Pool #Q45064 167,197
46,117 3.00%, 12/1/46, Pool #Q45083 42,667
598,183 3.00%, 12/1/46, Pool #V82781 541,247
487,293 3.00%, 2/1/47, Pool #SD0496 448,356
244,621 3.50%, 3/1/47, Pool #G60968 233,275
507,801 4.00%, 7/1/47, Pool #SD0504 492,788
627,653 4.50%, 7/1/47, Pool #G61047 623,909
260,334 3.50%, 10/1/47, Pool #G61178 246,651
303,586 3.50%, 12/1/47, Pool #G61208 287,624

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 66,798 3.50%, 1/1/48, Pool #Q53648 $ 63,686
304,626 3.50%, 1/1/48, Pool #ZS4751 286,926
41,858 3.50%, 1/1/48, Pool #Q53630 39,657
310,576 3.50%, 2/1/48, Pool #ZT1353 292,662
429,460 4.00%, 4/1/48, Pool #SD0489 419,052
2,165,496 3.50%, 4/1/48, Pool #G08808 2,037,292
2,407,702 3.50%, 4/1/48, Pool #Q55389 2,265,207
210,552 4.00%, 4/1/48, Pool #ZM6153 203,217
2,174,789 3.50%, 5/1/48, Pool #G08813 2,046,045
2,163,144 4.00%, 8/1/48, Pool #SD0492 2,103,275
1,723,016 4.00%, 5/1/49, Pool #SD0488 1,666,789
1,965,085 4.00%, 3/1/50, Pool #SD0296 1,900,982
1,350,494 4.50%, 3/1/50, Pool #SD0294 1,339,367
674,398 4.00%, 6/1/50, Pool #SD0520 644,472
467,376 4.00%, 7/1/50, Pool #SD0878 450,670
84,518 3.00%, 7/1/50, Pool #QB1479 76,539
392,719 2.50%, 7/1/50, Pool #QB1193 339,632
1,306,990 4.00%, 7/1/50, Pool #SD1146 1,255,466
639,356 3.00%, 8/1/50, Pool #RA3313 576,684
220,939 2.00%, 8/1/50, Pool #QB2296 182,897
647,580 3.00%, 8/1/50, Pool #RA3282 586,191
650,336 1.50%, 8/1/50, Pool #RA3217 502,664
852,422 3.00%, 8/1/50, Pool #SD0519 768,945
942,830 2.00%, 9/1/50, Pool #SI2075 767,642
4,200,897 3.00%, 9/1/50, Pool #SL3070 3,802,072
1,646,241 1.50%, 10/1/50, Pool #SD8082 1,272,466
491,653 2.00%, 11/1/50, Pool #SD7528 405,093
2,959,954 2.50%, 2/1/51, Pool #SD7534 2,576,937
25,404,509 2.00%, 3/1/51, Pool #SD2903 20,760,776
4,510,670 2.00%, 3/1/51, Pool #SD8134 3,681,135
1,624,835 2.00%, 4/1/51, Pool #SD7539 1,350,728
2,148,346 1.50%, 5/1/51, Pool #SD8145 1,661,450
5,050,517 2.50%, 5/1/51, Pool #RA5077 4,334,237
894,531 2.00%, 5/1/51, Pool #SD7541 739,411
1,871,000 2.50%, 5/1/51, Pool #SD0702 1,630,099
2,836,390 2.00%, 7/1/51, Pool #SD0716 2,319,878
915,162 3.00%, 7/1/51, Pool #SD7544 825,075
621,376 2.00%, 9/1/51, Pool #SD0730 512,958
854,285 2.00%, 9/1/51, Pool #SD0732 704,516
792,821 3.00%, 10/1/51, Pool #RA6015 710,282
177,421 1.50%, 10/1/51, Pool #QC9344 137,337
2,866,635 2.00%, 10/1/51, Pool #RA6071 2,352,169
1,833,850 2.50%, 11/1/51, Pool #RA6397 1,584,277
5,937,716 2.50%, 11/1/51, Pool #SD7548 5,127,614
339,321 2.00%, 12/1/51, Pool #SD0783 280,477
3,574,126 2.50%, 12/1/51, Pool #RA6388 3,067,470
854,624 2.00%, 12/1/51, Pool #SD0785 708,052
886,255 2.00%, 12/1/51, Pool #SD0786 729,108
164,435 2.00%, 12/1/51, Pool #SD0789 134,500
1,538,889 2.00%, 1/1/52, Pool #SD0894 1,258,517
2,147,925 2.00%, 1/1/52, Pool #SD0892 1,767,062
6,641,939 2.00%, 1/1/52, Pool #SD7549 5,500,415
5,708,641 2.50%, 1/1/52, Pool #SD0923 4,928,356
18,789,754 2.50%, 1/1/52, Pool #SD7552 16,146,577
1,125,217 2.00%, 2/1/52, Pool #RA6768 895,089
675,380 3.00%, 2/1/52, Pool #SD7550 611,400
18,588,292 3.00%, 3/1/52, Pool #SD7553 16,741,301
71,893 5.00%, 6/1/52, Pool #QE4965 72,584
896,993 3.50%, 6/1/52, Pool #SD1049 836,092
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 335,005 3.50%, 6/1/52, Pool #SD1086 $ 311,428
468,859 4.00%, 6/1/52, Pool #SD1952 451,960
847,338 3.50%, 6/1/52, Pool #SD1053 794,723
1,066,545 5.00%, 7/1/52, Pool #SD1300 1,080,889
2,170,435 4.50%, 7/1/52, Pool #RA7506 2,135,604
376,258 4.50%, 7/1/52, Pool #SD8231 369,772
2,714,429 3.00%, 8/1/52, Pool #SD7556 2,444,587
2,681,740 5.00%, 8/1/52, Pool #SD1465 2,698,556
720,418 4.50%, 8/1/52, Pool #QE8252 707,293
105,751 5.00%, 9/1/52, Pool #QF0409 106,769
318,683 5.00%, 10/1/52, Pool #QF0895 321,751
1,047,633 4.50%, 10/1/52, Pool #SD3782 1,030,235
1,619,798 4.50%, 11/1/52, Pool #SD2000 1,596,909
315,690 6.00%, 11/1/52, Pool #RA8216 325,558
408,010 5.50%, 1/1/53, Pool #SD2275 417,194
1,486,879 6.00%, 1/1/53, Pool #SD2163 1,560,206
1,245,863 5.50%, 1/1/53, Pool #QF6560 1,273,602
899,488 6.00%, 2/1/53, Pool #RA8560 926,625
4,151,638 5.00%, 2/1/53, Pool #SL3072 4,203,350
3,470,536 5.50%, 3/1/53, Pool #RA8758 3,547,767
483,471 6.00%, 3/1/53, Pool #SD2598 498,011
1,059,742 6.00%, 4/1/53, Pool #SD2760 1,092,284
2,681,516 5.50%, 5/1/53, Pool #SD2893 2,741,887
3,035,465 5.50%, 5/1/53, Pool #RA9063 3,103,035
413,823 5.50%, 8/1/53, Pool #RA9625 421,471
150,391 6.50%, 9/1/53, Pool #RA9868 157,709
842,572 6.50%, 11/1/53, Pool #RJ0320 879,064
5,113,983 6.00%, 12/1/53, Pool #SL3074 5,291,331
160,130 6.00%, 3/1/54, Pool #QI1182 165,479
1,221,298 6.00%, 4/1/54, Pool #RJ1274 1,261,952
2,069,680 6.00%, 5/1/54, Pool #RJ1528 2,138,511
2,207,660 6.00%, 6/1/54, Pool #RJ1783 2,281,039
1,083,929 6.00%, 6/1/54, Pool #RJ1718 1,119,876
260,602 6.00%, 11/1/54, Pool #QJ9080 268,468
3,067,096 5.50%, 12/1/54, Pool #RJ3084 3,132,197
590,077 Class FB , Series 5479, 5.27%(SOFR30A+140bps),
12/25/54 598,419
7,805,589 5.50%, 1/1/55, Pool #SL3073 7,954,520
724,106 Class FB , Series 5515, 5.27%(SOFR30A+140bps),
3/25/55 729,598
1,049,107 6.00%, 4/1/55, Pool #RJ3896 1,082,559
2,239,806 6.00%, 5/1/55, Pool #RJ4166 2,311,750
971,683 Class FC , Series 5539, 5.37%(SOFR30A+150bps),
5/25/55 981,514
6,151,872 Class FA , Series 5570, 5.27%(SOFR30A+140bps),
5/25/55 6,195,155
994,953 Class FM , Series 5543, 5.37%(SOFR30A+150bps),
6/25/55 1,005,009
744,006 Class FC , Series 5543, 5.37%(SOFR30A+150bps),
6/25/55 751,419
750,799 Class FG , Series 5543, 5.37%(SOFR30A+150bps),
6/25/55 758,561
247,755,010
Federal National Mortgage Association - REMICS (1.6%):
1,904,775 Class CY , Series 2010-136, 4.00%, 12/25/40 1,869,050
1,981,641 Class ZA , Series 2011-8, 4.00%, 2/25/41 1,911,229
316,749 Class UF , Series 2016-48,
4.39%(SOFR30A+51bps), 8/25/46 314,404
1,701,631 Class AO , Series 2023-36, 1.43%, 8/25/50 1,196,069

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association - REMICS, continued
$ 901,637 Class IO , Series 2021-88, 2.50%, 12/25/51 $ 119,129
507,940 Class FH , Series 2025-18,
5.27%(SOFR30A+140bps), 8/25/54 511,224
284,455 Class FC , Series 2024-95,
5.27%(SOFR30A+140bps), 12/25/54 286,806
1,767,739 Class FG , Series 2025-2,
5.32%(SOFR30A+145bps), 2/25/55 1,786,554
1,174,291 Class FJ , Series 2025-35,
5.47%(SOFR30A+160bps), 5/25/55 1,188,574
25,015,820 Class FD , Series 2025-41,
5.37%(SOFR30A+150bps), 6/25/55 25,279,827
702,811 Class FA , Series 2025-42,
5.37%(SOFR30A+150bps), 6/25/55 709,533
1,282,153 Class FE , Series 2025-42,
5.42%(SOFR30A+155bps), 6/25/55 1,296,604
5,590,125 Class AF , Series 2025-63,
5.27%(SOFR30A+140bps), 8/25/55 5,642,884
42,111,887
Federal Home Loan Mortgage Corporation - REMICS (1.6%):
137,414 Class FL , Series 4248, 4.55%(SOFR30A+56bps),
5/15/41 136,512
812,768 Class XZ , Series 4316, 4.50%, 3/15/44 795,475
680,233 Class ZX , Series 4352, 4.00%, 4/15/44 656,566
267,674 Class FB , Series 4606, 4.60%(SOFR30A+61bps),
8/15/46 265,176
694,554 Class AO , Series 5341, 1.15%, 6/25/50 523,661
1,980,410 Class TJ , Series 5002, 2.00%, 7/25/50 1,634,298
1,980,178 Class AK , Series 4988, 1.00%, 7/25/50 1,579,200
3,224,508 Class PO , Series 5319, 1.49%, 8/25/50 2,235,458
869,967 Class ID , Series 5109, 2.50%, 5/25/51 138,164
32,345,492 Class FD , Series 5545, 5.37%(SOFR30A+150bps),
6/25/55 32,684,919
40,649,429
Federal Home Loan Banks (0.6%):
4,530,000 3.88%, 6/4/27 4,549,203
4,080,000 3.56%, 5/16/33 3,945,176
1,435,000 1.85%, 1/25/36, Callable 1/25/26 @ 100.00 1,130,174
1,720,000 1.87%, 2/8/36, Callable 2/8/26 @ 100.00 1,357,065
920,000 1.87%, 2/8/36, Callable 2/8/26 @ 100.00 725,226
1,430,000 2.00%, 2/26/36, Callable 2/26/26 @ 100.00 1,139,869
4,545,000 2.65%, 11/5/41, Callable 1/13/26 @ 100.00 3,375,735
16,222,448
FRESB Mortgage Trust (0.1%):
2,251,526 Class A10F , Series 2021-SB93, 1.81%, 10/25/31,
Callable 9/25/31 @ 100.00 1,997,399
249,554 Class A10F , Series 2024-SB115, 4.41%, 8/25/34,
Callable 7/25/34 @ 100.00 240,986
833,103 Class A10H , Series 2019-SB60, 3.50%, 1/25/39,
Callable 12/25/28 @ 100.00 806,041
3,044,426
Resolution Funding Corp. Principal Strip (0.0%
†
):
1,290,000 4.15%, 4/15/30(c) 1,092,774
Federal Farm Credit Banks Funding Corp. (0.7%):
625,000 3.50%, 9/1/32 606,036
1,045,000 3.88%, 9/20/32 1,035,929
6,095,000 1.68%, 9/17/35, Callable 1/13/26 @ 100.00 4,757,849
3,450,000 1.84%, 1/25/36, Callable 1/13/26 @ 100.00 2,714,339
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Farm Credit Banks Funding Corp., continued
$ 4,730,000 2.10%, 2/25/36, Callable 1/13/26 @ 100.00 $ 3,809,254
2,569,000 2.50%, 4/14/36, Callable 1/13/26 @ 100.00 2,144,378
2,875,000 2.49%, 5/19/36, Callable 1/13/26 @ 100.00 2,392,457
17,460,242
Total U.S. Government Agency Mortgages (Cost $906,555,884) 877,984,741
U.S. Treasury Obligations (25.1%):
U.S. Treasury Bonds (11.2%):
1,990,000 5.38%, 2/15/31 2,136,141
3,946,000 4.63%, 2/15/35 4,100,911
14,025,000 4.75%, 2/15/37 14,700,501
7,185,000 5.00%, 5/15/37 7,694,686
1,830,000 1.38%, 11/15/40 1,189,857
27,370,000 1.88%, 2/15/41 19,147,239
2,795,000 2.00%, 11/15/41 1,953,770
16,085,000 3.13%, 11/15/41 13,321,019
2,220,000 2.38%, 2/15/42 1,636,990
16,285,000 2.75%, 11/15/42 12,533,725
19,770,000 4.00%, 11/15/42 18,152,103
1,360,000 3.88%, 2/15/43 1,226,178
8,855,000 4.38%, 8/15/43 8,473,474
4,712,500 3.63%, 8/15/43 4,075,576
6,000,000 4.75%, 11/15/43 6,011,953
2,865,000 4.50%, 2/15/44 2,777,259
445,000 4.13%, 8/15/44 409,261
4,380,000 4.63%, 11/15/44 4,300,612
17,085,000 4.75%, 2/15/45 17,031,609
825,000 5.00%, 5/15/45 848,558
955,000 3.00%, 5/15/45 736,208
2,415,000 4.88%, 8/15/45 2,443,301
775,000 2.88%, 8/15/45 582,461
2,700,000 4.63%, 11/15/45 2,643,363
18,635,000 2.25%, 8/15/46 12,281,630
6,855,000 2.88%, 11/15/46 5,069,487
3,105,000 2.75%, 11/15/47 2,215,830
5,645,000 3.00%, 2/15/48 4,209,274
44,535,000 3.13%, 5/15/48(d) 33,904,008
4,055,000 3.38%, 11/15/48 3,215,647
3,935,000 3.00%, 2/15/49 2,905,905
125,000 2.88%, 5/15/49 89,878
11,445,000 1.25%, 5/15/50 5,491,812
19,355,000 1.38%, 8/15/50 9,538,386
4,000 1.63%, 11/15/50 2,106
11,970,000 2.38%, 5/15/51 7,559,336
1,102,000 1.88%, 11/15/51 610,749
1,054,000 2.25%, 2/15/52 641,128
11,498,000 2.88%, 5/15/52 8,055,786
5,054,000 3.00%, 8/15/52 3,628,417
1,052,000 3.63%, 2/15/53 853,764
2,252,000 3.63%, 5/15/53 1,826,407
875,000 4.75%, 11/15/53 860,918
7,880,000 4.25%, 8/15/54 7,144,328
5,305,000 4.50%, 11/15/54 5,017,162
10,908,000 4.63%, 2/15/55 10,536,872
13,002,000 4.75%, 5/15/55 12,813,065
598,000 4.75%, 8/15/55 589,591
4,007,000 4.63%, 11/15/55 3,870,825
291,059,066

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes (13.9%):
$ 22,675,000 3.38%, 11/30/27 $ 22,631,599
48,746,000 3.75%, 5/15/28 49,014,484
19,011,000 3.88%, 6/15/28 19,175,861
6,535,000 3.88%, 7/15/28 6,590,905
39,200,000 3.63%, 8/15/28 39,302,594
6,700,000 3.38%, 9/15/28 6,673,566
9,928,000 3.50%, 10/15/28 9,919,468
818,200 1.50%, 11/30/28 772,240
1,697,000 4.63%, 4/30/29 1,752,285
6,632,000 4.25%, 6/30/29 6,774,484
8,665,000 4.00%, 7/31/29 8,778,728
5,850,000 3.13%, 8/31/29 5,752,195
4,134,000 3.63%, 8/31/29 4,134,969
10,336,000 3.50%, 9/30/29 10,290,780
2,000 4.13%, 10/31/29 2,035
1,000 4.13%, 11/30/29 1,018
6,020,000 4.38%, 12/31/29 6,182,258
9,054,000 4.25%, 1/31/30 9,257,715
10,493,000 4.00%, 2/28/30 10,629,901
6,325,000 3.88%, 4/30/30 6,376,391
3,087,000 3.75%, 5/31/30 3,095,441
9,090,000 3.88%, 7/31/30 9,161,016
882,000 4.00%, 7/31/30 893,438
9,835,000 3.63%, 8/31/30 9,803,497
895,000 4.63%, 9/30/30 930,450
1,419,000 3.63%, 9/30/30 1,414,122
12,471,000 3.63%, 10/31/30 12,424,234
2,637,000 3.75%, 12/31/30 2,639,678
10,598,000 4.00%, 1/31/31 10,724,679
7,910,000 4.25%, 6/30/31 8,094,773
3,000 3.75%, 8/31/31 2,992
3,000 4.38%, 1/31/32 3,086
1,000 4.13%, 2/29/32 1,015
1,000 4.13%, 3/31/32 1,014
36,605,000 4.00%, 4/30/32 36,869,528
3,272,000 4.13%, 5/31/32 3,317,757
1,793,000 3.75%, 10/31/32 1,774,860
13,297,000 4.25%, 5/15/35 13,425,295
10,745,000 4.25%, 8/15/35 10,836,081
12,993,500 4.00%, 11/15/35 12,822,960
362,249,392
Total U.S. Treasury Obligations (Cost $701,352,753) 653,308,458
Commercial Paper (0.2%):
5,575,000 National Bank of Canada, 3.82%, 2/5/26(a)(c) 5,553,782
Total Commercial Paper (Cost $5,551,666) 5,553,782
Shares
Affiliated Investment Company (0.0%
†
):
Money Market Funds (0.0%
†
):
16 BlackRock Liquidity FedFund, Institutional Class,
4.14%
+
(c)(e) 16
Total Affiliated Investment Company (Cost $16) 16
Shares Value
Unaffiliated Investment Company (2.4%):
Money Market Funds (2.4%):
61,875,364 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 3.64%(c) $ 61,875,364
Total Unaffiliated Investment Company (Cost $61,875,364) 61,875,364
Total Investment Securities
(Cost $2,775,606,343 ) — 103.9% (f ) 2,704,300,992
Net other assets (liabilities) — (3.9)% (101,947,670)
Net Assets — 100.0% $ 2,602,353,322

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2025 .
GO—General Obligation
H15T5Y—5 Year Treasury Constant Maturity Rate
MTN—Medium Term Note
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
SOFR30A—Secured Overnight Financing Rate 30-day Average
TBA—To Be Announced Security
† Represents less than 0.05%.
+ Affiliated Securities
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at December
31, 2025.
(c) The rate represents the effective yield at December 31, 2025.
(d) All or a portion of this security has been pledged as collateral for open derivative positions.
(e) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2025.
(f) See Federal Tax Information listed in the Notes to the Financial Statements.
Securities Sold Short (-3.1%):
At December 31, 2025, the Fund's securities sold short were as follows:
Security Description
Coupon
Rate Maturity Date Par Amount
Proceeds
Received Value
U.S. Government Agency Mortgages
Federal National Mortgage Association
Federal National Mortgage Association, TBA 1.50% 1/25/41 $ (1,781,000) $ (1,609,022) $ (1,612,083)
Federal National Mortgage Association, TBA 2.00% 1/25/41 (8,975,000) (8,322,793) (8,310,640)
Federal National Mortgage Association, TBA 3.50% 1/25/41 (378,000) (368,005) (367,221)
Federal National Mortgage Association, TBA 2.00% 1/25/56 (11,675,000) (9,470,016) (9,437,140)
Federal National Mortgage Association, TBA 2.50% 1/25/56 (5,767,000) (4,909,913) (4,873,791)
Federal National Mortgage Association, TBA 3.00% 1/25/56 (6,040,000) (5,337,497) (5,343,277)
Federal National Mortgage Association, TBA 3.50% 1/25/56 (167,000) (154,565) (154,436)
Federal National Mortgage Association, TBA 4.00% 1/25/56 (12,722,000) (12,106,370) (12,064,034)
Federal National Mortgage Association, TBA 4.50% 1/25/56 (5,473,000) (5,332,608) (5,340,878)
Federal National Mortgage Association, TBA 5.00% 1/25/56 (14,603,000) (14,532,004) (14,567,063)
Federal National Mortgage Association, TBA 6.00% 1/25/56 (1,648,000) (1,688,234) (1,691,646)
Government National Mortgage Association
Government National Mortgage Association, TBA 2.00% 1/20/56 (6,247,000) (5,172,481) (5,169,881)
Government National Mortgage Association, TBA 2.50% 1/20/56 (10,459,000) (9,021,247) (9,027,424)
Government National Mortgage Association, TBA 3.50% 1/20/56 (1,502,000) (1,366,856) (1,366,820)
Government National Mortgage Association, TBA 6.50% 1/20/56 (156,000) (161,160) (161,143)
$ (79,552,771) $ (79,487,477)
Futures Contracts
At December 31, 2025, the Fund's open futures contracts were as follows:
Short Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
30-Day Federal Funds December Futures (U.S. Dollar) 12/31/25 36 $ (14,442,780) $ (1,854)
30-Day Federal Funds January Futures (U.S. Dollar) 1/30/26 1,216 (488,313,729) (90,077)
U.S. Treasury 10-Year Note March Futures (U.S. Dollar) 3/20/26 86 (9,891,344) 432
U.S. Treasury 30-Year Bond March Futures (U.S. Dollar) 3/20/26 25 (2,889,844) 22,386
$ (69,113)
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
30-Day Federal Funds August Futures (U.S. Dollar) 8/31/26 1,211 $ 488,374,817 $ 302,960

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
U.S. Treasury 10-Year Note March Futures (U.S. Dollar) 3/20/26 650 $ 73,084,375 $ (203,286)
U.S. Treasury 2-Year Note March Futures (U.S. Dollar) 3/31/26 542 113,163,672 43,850
U.S. Treasury 5-Year Note March Futures (U.S. Dollar) 3/31/26 1,438 157,180,141 44,433
$ 187,957
Total Net Futures Contracts $ 118,844
Forward Currency Contracts
At December 31, 2025, the Fund's open forward currency contracts were as follows:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Net Unrealized
Appreciation/
(Depreciation)
U.S. Dollar 163,545 European Euro 139,930 UBS Warburg 1/16/26 $ (1,014)
U.S. Dollar 197,532 European Euro 169,020 UBS Warburg 1/16/26 (1,236)
Total Net Forward Currency Contracts $ (2,250)
Balances Reported in the Statement of Assets and Liabilities for Forward Currency Contracts.
Unrealized Unrealized
Appreciation Depreciation
Forward currency contracts $ — $ (2,250)

AZL Enhanced Bond Index Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2025
Statement of Operations
For the Year Ended December 31, 2025
Assets:
Investments in non-affiliates, at cost $ 2,775,606,327
Investments in affiliates, at cost 16
aaa
aaa
Investments in non-affiliates, at value $ 2,704,300,976
Investments in affiliates, at value 16
Deposit at broker for futures contracts collateral 45,000
Interest and dividends receivable 19,062,455
Foreign currency, at value (cost $449,249) 452,138
Receivable for TBA investments sold 155,269,443
Prepaid expenses 12,032
Total Assets 2,879,142,060
Liabilities:
Unrealized depreciation on forward currency contracts 2,250
Payable for TBA investments purchased 194,724,605
Payable for capital shares redeemed 999
Payable for collateral received on loaned securities 16
Securities sold short (Proceeds received $79,552,771) 79,487,477
Due to broker for TBA investments collateral 570,000
Payable for variation margin on futures contracts 374,994
Management fees payable 773,600
Administration fees payable 170,266
Distribution fees payable 552,571
Custodian fees payable 10,339
Administrative and compliance services fees payable 5,269
Transfer agent fees payable 1,334
Trustee fees payable 16,349
Other accrued liabilities 98,669
Total Liabilities 276,788,738
Commitments and contingent liabilities^
Net Assets
$ 2,602,353,322
Net Assets Consist of:
Paid-in capital $ 2,865,363,376
Total distributable earnings (263,010,054)
Net Assets
$ 2,602,353,322
Shares of beneficial interest (unlimited number of shares authorized, no par value) 266,280,605
Net Asset Value (offering and redemption price per share) $ 9.77
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Interest $ 119,706,601
Dividends 2,125,489
Income from securities lending 44,351
Total Investment Income 121,876,441
Expenses:
Management fees 9,277,537
Administration fees 1,018,456
Distribution fees 6,626,812
Custodian fees 70,057
Administrative and compliance services fees 61,140
Transfer agent fees 9,053
Trustee fees 133,809
Professional fees 154,934
Shareholder reports 14,007
Other expenses 56,575
Total expenses 17,422,380
Net Investment Income/(Loss)
104,454,061
Net realized and Change in net unrealized gains/(losses) on
investments:
Net realized gains/(losses) on securities and foreign currencies (31,404,653)
Net realized gains/(losses) on forward currency contracts (76,948)
Net realized gains/(losses) on futures contracts 3,291,081
Net realized gains/(losses) on securities sold short (1,825,587)
Change in net unrealized appreciation/(depreciation) on securities and foreign currencies 103,812,986
Change in net unrealized appreciation/(depreciation) on forward currency contracts (10,802)
Change in net unrealized appreciation/(depreciation) on futures contracts 1,690,744
Change in net unrealized appreciation/(depreciation) on securities sold short (1,802,620)
Net realized and Change in net unrealized gains/(losses) on
investments
73,674,201
Change in Net Assets Resulting From Operations
$ 178,128,262

AZL Enhanced Bond Index Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2025
For the
Year Ended
December 31, 2024
Change In Net Assets:
Operations:
Net investment income/(loss) $ 104,454,061 $ 117,200,698
Net realized gains/(losses) on investments (30,016,107) (25,327,405)
Change in unrealized appreciation/(depreciation) on investments 103,690,308 (55,629,310)
Change in net assets resulting from operations 178,128,262 36,243,983
Distributions to Shareholders:
Distributions (118,018,324) (108,645,341)
Change in net assets resulting from distributions to shareholders (118,018,324) (108,645,341)
Capital Transactions:
Proceeds from shares issued 6,253,551 55,913,525
Proceeds from dividends reinvested 118,018,324 108,645,341
Value of shares redeemed (403,164,005) (298,150,364)
Change in net assets resulting from capital transactions (278,892,130) (133,591,498)
Change in net assets (218,782,192) (205,992,856)
Net Assets:
Beginning of period 2,821,135,514 3,027,128,370
End of period $ 2,602,353,322 $ 2,821,135,514
Share Transactions:
Shares issued 639,733 5,831,336
Dividends reinvested 12,166,838 10,985,373
Shares redeemed (41,392,015) (30,182,696)
Change in shares (28,585,444) (13,365,987)

AZL Enhanced Bond Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Net Asset Value, Beginning of Period
$9.57 $9.82 $9.48 $11.17 $11.78
Investment Activities:
Net Investment Income/(Loss)(a) 0.39  0.39  0.38  0.20  0.09
Net Realized and Unrealized Gains/(Losses) on Investments 0.26  (0.26) 0.12  (1.73) (0.32)
Total from Investment Activities 0.65  0.13  0.50  (1.53) (0.23)
Distributions to Shareholders From:
Net Investment Income (0.45) (0.38) (0.16) (0.15) (0.09)
Net Realized Gains —  —  —  (0.01) (0.29)
Total Dividends (0.45) (0.38) (0.16) (0.16) (0.38)
Net Asset Value, End of Period
$9.77 $9.57 $9.82 $9.48 $11.17
Total Return
(b) 6.86% 1.19% 5.39% (13.68)% (1.94)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $2,602,353 $2,821,136 $3,027,128 $2,087,869 $2,689,733
Net Investment Income/(Loss) 3.94% 3.98% 3.93% 2.03% 0.80%
Expenses Before Reductions(c) 0.66% 0.65% 0.65% 0.64% 0.66%
Expenses Net of Reductions 0.66% 0.65% 0.65% 0.64% 0.66%
Portfolio Turnover Rate 86% 110% 105% 133% 137%
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.

AZL Enhanced Bond Index Fund
Notes to the Financial Statements
December 31, 2025

1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Enhanced Bond
Index Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Securities Purchased on a When-Issued Basis
The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. The Fund will not pay for such securities or start earning interest on them until they are received. When the Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. The Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.
Short Sales
The Fund may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest

AZL Enhanced Bond Index Fund
Notes to the Financial Statements
December 31, 2025

payment. When the Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at December 31, 2025 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9%
of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $4,370 during the year ended December 31, 2025. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $16 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of December 31, 2025. At December 31, 2025, there were no master netting provisions in the securities lending agreement.
TBA Purchase and Sales Commitments
The Fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted
“good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.
To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of December 31, 2025, no collateral had been posted by the Fund to counterparties for TBAs.

AZL Enhanced Bond Index Fund
Notes to the Financial Statements
December 31, 2025

Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2025, the Fund did not engage in any Rule 17a-7 transactions.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type.
Forward Currency Contracts
During the year ended December 31, 2025, the Fund entered into forward currency contracts in connections with planned purchases or sales of securities or to hedge the U.S.
dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. For the year ended December 31, 2025, the monthly average notional amount for long contracts was $1.2 million. There was no short contract activity during the year. Realized gains and losses are reported as “Net realized gains/(losses) on forward currency contracts” on the Statement of Operations.
Futures Contracts
During the year ended December 31, 2025, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the year ended December
31, 2025, the monthly average notional amount for long contracts was $319.3 million, and the monthly average notional amount for short contracts was $62.0 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2025:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2025:
The Fund is generally subject to master netting agreements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties.
The amounts shown in the Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Interest Rate Risk
– 1,889,954
–
– (93,944)
Futures Contracts Receivable for variation margin on futures contracts* $414,061 Payable for variation margin on futures contracts* $ 295,217
Foreign Exchange Risk
– –
–
– (6,711)
Forward Currency Contracts Unrealized appreciation on forward currency contracts $ — Unrealized depreciation on forward currency contracts $ 2,250
* For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as “Variation margin on futures contracts.”
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/(Depreciation)
on Derivatives Recognized
Interest Rate Risk
(1,129,641) (3,365,441)
Futures Contracts Net realized gains/(losses) on futures contracts/Change in net unrealized appreciation/
(depreciation) on futures contracts
$3,291,081 $1,690,744
Foreign Exchange Risk
– 24,199 15,263
Forward Currency Contracts Net realized gains/(losses) on forward currency contracts/Change in net unrealized appreciation/(depreciation) on forward currency contracts
$(76,948) $(10,802)

AZL Enhanced Bond Index Fund
Notes to the Financial Statements
December 31, 2025

the gross and net amounts of these assets and liabilities with any offsets to reflect the Fund’s ability to transact net amounts in accordance with the master netting agreements at December 31, 2025. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements in the
Statement of Assets and Liabilities. This table also summarizes the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2025.
As of December 31, 2025, the Fund’s derivative assets and liabilities by type were as follows:
The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under MNA and net of the related collateral pledged by the Fund as of
December 31, 2025:
* The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the
Statement of Assets and Liabilities.
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock
Investment” or the “Subadviser”), BlackRock Investment provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and assume certain expenses of the Fund to limit the annual expenses, excluding (i) brokerage expenses
(including any costs incidental to transactions in portfolio securities or instruments), (ii) acquired fund fees and expenses, (iii) taxes, (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (v) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vi) other extraordinary or non-routine expenses (including expenses arising from mergers, acquisitions or similar transactions involving the
Fund), based on the average net assets of the Fund, through April 30, 2027.
For the year ended December 31, 2025, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The annual rate due to the Subadviser from the Manager is 0.14% of the first $100 million of the Fund’s net assets, 0.09% of the next $200 million of the Fund’s net assets and 0.05% of the Fund’s net assets over $300 million.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December
31, 2025, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable. During the year ended December 31, 2025, there were no such waivers.
Assets Liabilities
Derivative Financial Instruments:
Forward Currency Contracts $— $2,250
Futures Contracts — 374,994
Total derivative assets and liabilities in the Statement of Assets and Liabilities — 377,244
Derivatives not subject to a master netting agreement or similar agreement ("MNA") — (374,994)
Total derivative assets and liabilities subject to a MNA $— $2,250
Counterparty
Derivative Liabilities Subject
to a MNA by Counterparty
Derivatives Available for
Offset
Non-Cash Collateral
Pledged*
Cash Collateral
Pledged*
Net Amount of
Derivative Liabilites
UBS Warburg $2,250 $— $— $— $2,250
Total $2,250 $— $— $— $2,250
Annual Rate* Annual Expense Limit
AZL Enhanced Bond Index Fund 0.35% 0.70%

AZL Enhanced Bond Index Fund
Notes to the Financial Statements
December 31, 2025

At December 31, 2025, the following investments are noted as Affiliated Securities in the Fund’s Schedule of Portfolio Investments.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and support services to the CCO of the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and, through September 30, 2025, a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the
Fund's average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains/ (Losses)
Change in Net
Unrealized
Appreciation /
( Depreciation )
Value
12/31/25
Shares
as of
12/31/25
Dividend
Income
Capital Gains
Distributions
BlackRock Liquidity FedFund ,
Institutional Class $ 13,736,738 $ — $ (13,736,722)
(a)
$ — $ — $ 16 16 $ 44,351
(b)
$ —
(a) Represents net amount purchased (sold).
(b) All or portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of securities lending fees and collateral investment expenses, and other payments to and from borrowers of securities.

AZL Enhanced Bond Index Fund
Notes to the Financial Statements
December 31, 2025

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source in accordance with valuation procedures approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
Forward currency contracts are generally valued at the forward foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
In the event that unobservable inputs are used when determining valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement. When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any other information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2025 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2025, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
For the year ended December 31, 2025, purchases and sales of long-term U.S. government securities were as follows:
Investment Securities: Level 1 Level 2 Level 3 Total
Asset Backed Securities $ — $ 142,698,577 $ — $ 142,698,577
Collateralized Mortgage Obligations — 143,829,304 — 143,829,304
Collateralized Mortgage Backed Securities — 115,361,798 — 115,361,798
Corporate Bonds
+
— 645,587,605 — 645,587,605
Foreign Bonds
+
— 374,202 — 374,202
Yankee Debt Obligations
+
— 45,288,179 — 45,288,179
Municipal Bonds — 12,438,966 — 12,438,966
U.S. Government Agency Mortgages — 877,984,741 — 877,984,741
U.S. Treasury Obligations — 653,308,458 — 653,308,458
Commercial Paper — 5,553,782 — 5,553,782
Affiliated Investment Company 16 — — 16
Unaffiliated Investment Company 61,875,364 — — 61,875,364
Total Investment Securities 61,875,380 2,642,425,612 — 2,704,300,992
Securities Sold Short — (79,487,477) — (79,487,477)
Other Financial Instruments:
*
Futures Contracts 118,844 — — 118,844
Forward Currency Contracts — (2,250) — (2,250)
Total Investments $61,994,224 $2,562,935,885 $— $2,624,930,109
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
*
Other Financial Instruments include any derivative instruments, such as futures contracts and forward currency contracts.  These investments are generally presented in the financial statements at variation margin for futures contracts or at unrealized gain or loss on forward currency contracts.
Purchases Sales
AZL Enhanced Bond Index Fund $2,223,004,882 $2,495,348,586
Purchases Sales
AZL Enhanced Bond Index Fund $1,004,694,559 $1,277,431,159

AZL Enhanced Bond Index Fund
Notes to the Financial Statements
December 31, 2025

6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk : The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk.
Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Foreign Securities Risk : Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Interest Rate Risk : Debt securities held by the Fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates. Macroeconomic factors, such as inflationary trends, can heighten interest rate risk.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security or other asset may fluctuate significantly due to factors such as changes in general market conditions, including economic, political, and financial conditions, widespread disease or other public health issues, war, military conflict, acts of terrorism, adverse investor sentiment, or instability or other disruptive events in the local, regional or global markets. Certain changes in the U.S. economy, such as a decrease in imports or exports, changes in trade regulations, inflation and/or economic recession, may have an adverse effect on the value of the Fund's securities.
Mortgage-Related and Other Asset-Backed Securities Risk : The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, investments in mortgage-related securities may cause the Fund to exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If the Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied.
An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-
payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.
Short Sale Risk : The Fund may engage in short sales, which are transactions in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. Because making short sales in securities that it does not own exposes the
Fund to the risks associated with those securities, such short sales involve speculative exposure risk. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short. The Fund will realize a gain if the security declines in price between those dates. As a result, if the Fund makes short sales in securities that increase in value, it will likely underperform similar funds that do not make short sales in securities they do not own. There can be no assurance that the Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold. The Fund may also pay transaction costs and borrowing fees in connection with short sales.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

AZL Enhanced Bond Index Fund
Notes to the Financial Statements
December 31, 2025

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2025 is $2,697,862,407. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
As of the end of its tax year ended December 31, 2025, the Fund had capital loss carry forwards (“CLCFs”) as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset.
CLCFs not subject to expiration:
The tax character of dividends paid to shareholders during the year ended December 31, 2025 was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2024 was as follows:
At December 31, 2025, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of December 31, 2025, the Fund had no shareholder accounts which are affiliated with the Manager representing ownership in excess of 25% of the Fund.
9. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"), subject to the oversight and, when applicable, approval of the Board, the officers of the Trust, as listed in the Trust’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
10. Recent Accounting Pronouncements
During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The
amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction if the quantitative threshold is met. The Fund did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
Unrealized appreciation $24,575,555
Unrealized depreciation (97,624,447)
Net unrealized appreciation/(depreciation) $(73,048,892)
Short-Term
Amount
Long-Term
Amount Total
AZL Enhanced Bond Index Fund $ 72,626,142 $ 220,373,097 $ 292,999,239
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Enhanced Bond Index Fund $118,018,324 $– $118,018,324
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Enhanced Bond Index Fund $108,645,341 $– $108,645,341
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
(Depreciation)(a)
Total
Accumulated
Earnings/(Deficit)
AZL Enhanced Bond Index Fund $104,542,300 $— $(292,999,239) $(73,048,094) $(261,505,033)
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, foreign currency gains or losses, mark-to-
market of futures contracts, straddles and other miscellaneous differences.

AZL Enhanced Bond Index Fund
Notes to the Financial Statements
December 31, 2025

11. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Trust and Shareholders of
AZL Enhanced Bond Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL Enhanced Bond Index Fund (one of the funds constituting
Allianz Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 20, 2026
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Fund during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts
Subject to the general supervision of the Board of Trustees (the “Board” or “Trustees”) and in accordance with the investment objectives and restrictions of each separate series
(together, the “Funds”) of the Allianz Variable Insurance Products Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management
LLC (the “Manager”). As used in this section, “Fund” refers to any of the Funds other than the AZL Moderate Index Strategy Fund. The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon the Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2027 (the “Expense Limitation Agreement”).
Each Fund is a manager-of-managers fund. That means that the Manager is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the investment decisions made for each Fund. The Manager also is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a
Subadviser.
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
The Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to select as a Subadviser. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the
Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods; (b)
Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place a Fund on the watch list for other reasons, and if so, will explain its rationale to the Board. Funds which are on the watch list are subject to additional scrutiny by the Manager and the Board. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board has subsequently considered and approved retention of the new Subadviser.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager and the portfolio management agreements with the Subadvisers (the “Subadvisory Agreements”; and together with the Management Agreement, the “Advisory Contracts”). The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considered many factors, among the most material of which are: the Funds’ investment objectives and long-term performance; the Manager’s and Subadvisers’
(collectively, the “Advisory Organizations”) management philosophy, personnel, processes and investment performance, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Funds by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance
Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) any payments made by the Funds pursuant to Rule 12b-1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Advisory Contracts.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Advisory Contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of Advisory Contracts is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Funds’ investment performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or “peer group” funds), and comments on the reasons for performance; the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Funds’ portfolio securities; the nature, extent and quality of the advisory and other services provided to the Funds by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them;
and relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the Advisory Contracts, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall-out” benefits an Advisory Organization may derive from its relationship with the Funds.
In assessing the Advisory Organizations’ performance of their obligations, the Board may also consider whether there has occurred a circumstance or event that would constitute a reason for it to not renew an Advisory Contract. In this regard, the Board is mindful of the potential disruption of a Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.
The Advisory Contracts were most recently considered at Board meetings held in the summer and fall of 2025. Information relevant to the approval of such Advisory Contracts was considered at Board meetings held June 9 and 10, 2025, and September 23, 2025, as well as at various other meetings preceding those meetings. Accordingly, the Advisory
Contracts were approved by the Board at an in-person meeting on September 23, 2025. At such meeting the Board also approved the Expense Limitation Agreement between the
Manager and the Trust for the period ending April 30, 2027.
In connection with such meetings, the Board requested and evaluated extensive materials from the Advisory Organizations, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Contracts with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager or Subadvisers were present. In reaching their determinations relating to the approval of the Advisory Contracts, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Advisory
Contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Form N-CSR filings must include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager and Subadvisers.
The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. Under the Management Agreement, the Manager holds the sole and exclusive responsibility to provide, or arrange for others to provide, the management of the Funds’ assets and the placement of orders for the purchase and sale of the securities of the Funds. As each Fund is a manager of managers fund, the Manager is authorized, under the Management Agreement, to retain one or more Subadvisers for each Fund to handle day-to-day management of the Funds’ investment portfolios; the Manager is responsible for determining, in the first instance, which investment advisers to recommend to the Board for selection as a Subadviser. The Board was aware that, notwithstanding the retention of the Subadvisers to handle day-to-day portfolio management, the Manager remains responsible for substantial other matters, including continuously monitoring compliance by each Subadviser with the investment policies and restrictions of the respective Funds, with such other limitations or directions of the Board, and with all legal requirements under federal or state law or regulation. The Manager also is responsible primarily to provide statistical information and other data to the Board regarding the Funds’ portfolio investments and to make available to the Funds’ administrator such information as is necessary for the conduct of its duties.
The Board also noted that the Manager provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and the Subadvisers and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted that, for example, the Manager and Subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs are continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Advisory Contracts.
(2) The investment performance of the Funds, the Manager and the Subadvisers.
In connection with every quarterly Board meeting, as well as the summer and fall 2025 contract review process, the Board receives extensive information on the performance results of each of the Funds. This includes performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. The performance information considered includes information on absolute total return, performance versus the appropriate benchmark(s), and performance versus peer groups as reported by Lipper. For example, in connection with the Board meetings held June 9 and 10, 2025, and September
23, 2025, the Manager reported that for the one-year period ended December 31, 2024, five Funds were in the top 40%, two were in the middle 20%, and seven were in the bottom
40% of their respective Lipper peer groups. For the three-year period ended December 31, 2024, six Funds were in the top 40%, three were in the middle 20% and five were in the bottom 40% of their respective Lipper peer groups. For the five-year period ended December 31, 2024, six Funds were in the top 40%, two were in the middle 20%, and six were in the bottom 40% of their respective Lipper peer groups. For Funds which are index funds, the Board each quarter also receives information on the extent, if any, to which such Funds deviate from their particular benchmark index (referred to as “index attribution”).
Three Funds, the AZL Russell Value 1000 Index Fund, the AZL Enhanced Bond Index Fund and the AZL Government Money Market Fund, were in the bottom 40% for all of the one-, three- and five-year periods. The Board had previously met with the portfolio managers of the AZL Government Money Market Fund in June 2023 to receive and review enhanced reporting on each Fund’s current investment strategy, process and outlook. As a result of these discussions and other discussions with representatives of the Manager, the
Board considered the reasons for the underperformance of these Funds, including the headwinds faced by their long-term investment strategies. The Board understood that such underperformance was not a reflection of the nature, extent or quality of services being provided by the respective Subadvisers. The Board also considered the impact of recoupment of previously waived fees on the performance of the AZL Government Money Market Fund during the periods measured.
At the Board meeting held September 23, 2025, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2025.

Thus, at the Board meeting held September 23, 2025, the Board determined that the overall investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Funds.
The Manager supplied information
to the Board pertaining to the level of investment advisory fees to which the Funds are subject. The Manager has agreed to temporarily limit Fund expenses at certain levels, and information is provided to the Board setting forth “contractual” advisory fees and “actual” fees after taking expense limits and any temporary fee waivers into account. The Board noted that the subadvisory fees are paid by the Manager to each Subadviser and are not additional fees borne by the Funds. Based upon the information provided, the “actual”
advisory fees payable by the Funds overall are generally comparable to the average level of fees paid by the Funds’ peer groups. For the 14 Funds reviewed by the Board in the summer and fall of 2025, 12 Funds paid “actual” advisory fees in a percentage amount within the 65th percentile or lower for each Fund’s applicable category. (A lower percentile reflects lower fund fees and is better for fund shareholders.) The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.
Based upon the information provided, the management fee ranking in 2024 for the 14 Funds was as follows: (1) 12 of the Funds had management fee rankings at or below the 65th percentile (with 10 Funds at or below the 50th percentile); (2) for the AZL MSCI Global Equity Index Fund, it was determined that there was poor peer group comparability due to there being only one other fund in the category; and (3) for the AZL T. Rowe Price Capital Appreciation Fund, a temporary management fee reduction was recommended. The Board noted that it had previously considered and approved a temporary reduction in the AZL MSCI Global Equity Index Fund’s management fee, which is in effect through at least April 30,
2027. In addition, the Board also considered that the AZL Enhanced Bond Index Fund’s management fee ranked at the 63rd percentile in the bond index category, but that the Fund’s enhanced bond strategy lacks direct peers.
The Manager has also supplied information to the Board pertaining to total Fund expenses (which include advisory fees, the 25 basis point 12b-1 fee paid by the Funds, and other
Fund expenses). As noted above, the Manager has agreed to limit Fund expenses at certain levels.
The Manager has committed to providing the Funds with a high quality of service and working to reduce Fund expenses over time.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2022 through 2024. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
The Manager, on behalf of the Board, endeavored to obtain information on the profitability of each Subadviser in connection with its relationship with the Fund or Funds which it subadvised. The Manager was unable to obtain consistent profitability information from some of the Subadvisers that would allow the Board to determine the profits derived from the
Subadviser’s relationship to the Fund or Funds, rather than its overall level of profitability. In considering profitability information, the Board considered the possible effect of any fall-
out benefits to the Subadvisers and their affiliates. The Board considered the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization.
The Manager assured the Board that the Subadvisory Agreements with the Subadvisers, none of which are affiliated with the Manager, were negotiated on an “arm’s length” basis, which should not result in excessive profits for the Subadvisers.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.
The Board noted that the advisory fee schedules
for the Funds (other than AZL FIAM Multi-Strategy Fund, AZL FIAM Total Bond Fund, and AZL MSCI Global Equity Index Fund) do not contain breakpoints that reduce the fee rate on assets above specified levels, although certain Subadvisory Agreements have such “breakpoints.” The Board recognized that breakpoints may be an appropriate way for the
Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found that there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June
30, 2025, were approximately $13.4 billion, including assets of affiliated investing funds, and that no single Fund had assets in excess of approximately $3.5 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Advisory Contracts or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in certain Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Advisory Contracts, the
Board concluded that the advisory fees were reasonable, and that the continuation of the Advisory Contracts was in the best interest of the Funds.

ANNRPT1225 02/26
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® Fidelity Institutional Asset Management
Multi-Strategy Fund
Annual Financial Statements and Other Information
December 31, 2025

AZL® Fidelity Instiutional Asset Management Multi-Strategy Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information (Unaudited)

Other Information (Form N-CSR Items 8-11) (Unaudited)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks (41.6%):
Aerospace & Defense (1.2%):
9,043 General Dynamics Corp. $ 3,044,416
19,843 General Electric Co. 6,112,239
6,954 HEICO Corp. 2,250,245
6,268 Lockheed Martin Corp. 3,031,644
3,096 Northrop Grumman Corp. 1,765,370
16,203,914
Automobile Components (0.0%
†
):
11,783 BorgWarner, Inc. 530,942
Automobiles (1.2%):
208,573 Ford Motor Co. 2,736,478
45,986 General Motors Co. 3,739,582
20,784 Tesla, Inc.* 9,346,980
15,823,040
Banks (1.7%):
113,682 Bank of America Corp. 6,252,510
29,720 JPMorgan Chase & Co. 9,576,378
63 PNC Financial Services Group, Inc. (The) 13,150
70,949 US Bancorp 3,785,839
27,207 Wells Fargo & Co. 2,535,692
22,163,569
Beverages (0.2%):
15,227 PepsiCo, Inc. 2,185,379
Biotechnology (1.2%):
29,613 AbbVie, Inc. 6,766,274
47,915 Exelixis, Inc.* 2,100,115
30,488 Gilead Sciences, Inc. 3,742,097
26,517 Incyte Corp.* 2,619,084
5,740 PTC Therapeutics, Inc.* 436,010
15,663,580
Broadline Retail (1.8%):
102,845 Amazon.com, Inc.* 23,738,683
Building Products (0.7%):
13,329 Allegion plc 2,122,243
29,319 Carrier Global Corp. 1,549,216
24,085 Johnson Controls International plc 2,884,179
8,247 Trane Technologies plc 3,209,733
9,765,371
Capital Markets (1.5%):
457 Ameriprise Financial, Inc. 224,085
32,098 Bank of New York Mellon Corp. (The) 3,726,257
46,296 Charles Schwab Corp. (The) 4,625,433
1,837 CME Group, Inc. 501,648
3,162 Goldman Sachs Group, Inc. (The) 2,779,398
27,152 Morgan Stanley 4,820,295
3,781 S&P Global, Inc. 1,975,913
19,373 SEI Investments Co. 1,588,973
20,242,002
Commercial Services & Supplies (0.4%):
17,840 Cintas Corp. 3,355,169
Shares Value
Common Stocks, continued
Commercial Services & Supplies, continued
6,835 Waste Management, Inc. $ 1,501,718
4,856,887
Communications Equipment (0.4%):
6,247 Arista Networks, Inc.* 818,544
32,051 Cisco Systems, Inc. 2,468,889
5,043 Motorola Solutions, Inc. 1,933,083
5,220,516
Construction & Engineering (0.3%):
2,509 Comfort Systems USA, Inc. 2,341,625
4,156 Valmont Industries, Inc. 1,672,042
4,013,667
Construction Materials (0.0%
†
):
798 CRH plc 99,590
Consumer Finance (0.5%):
5,078 American Express Co. 1,878,606
16,784 Capital One Financial Corp. 4,067,770
13,895 Synchrony Financial 1,159,260
7,105,636
Consumer Staples Distribution & Retail (0.5%):
1,337 Costco Wholesale Corp. 1,152,948
2,099 Maplebear, Inc.* 94,413
49,236 Walmart, Inc. 5,485,383
6,732,744
Diversified Telecommunication Services (0.5%):
181,378 AT&T, Inc. 4,505,430
44,988 Verizon Communications, Inc. 1,832,361
6,337,791
Electric Utilities (0.3%):
39,043 NextEra Energy, Inc. 3,134,372
4,878 NRG Energy, Inc. 776,773
4,168 PPL Corp. 145,963
4,057,108
Electrical Equipment (0.7%):
2,673 Acuity, Inc. 962,387
12,756 AMETEK, Inc. 2,618,934
9,200 Eaton Corp. plc 2,930,292
8,372 Rockwell Automation, Inc. 3,257,294
9,768,907
Electronic Equipment, Instruments & Components (0.3%):
3,278 Amphenol Corp., Class A 442,989
2,981 Itron, Inc.* 276,816
6,574 Keysight Technologies, Inc.* 1,335,771
9,920 Zebra Technologies Corp.* 2,408,774
4,464,350
Energy Equipment & Services (0.0%
†
):
11,322 TechnipFMC plc 504,508
Entertainment (0.7%):
8,519 Electronic Arts, Inc. 1,740,687
60,904 Netflix, Inc.* 5,710,359

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Entertainment, continued
5,767 Roku, Inc.* $ 625,662
13,229 Walt Disney Co. (The) 1,505,063
3,178 Warner Bros Discovery, Inc.* 91,590
9,673,361
Financial Services (1.9%):
23,173 Berkshire Hathaway, Inc., Class B* 11,647,908
32,264 Fiserv, Inc.* 2,167,173
12,534 Mastercard, Inc., Class A 7,155,410
15,307 PayPal Holdings, Inc. 893,623
8,125 Visa, Inc., Class A 2,849,519
24,713,633
Food Products (0.0%
†
):
2,778 Cal-Maine Foods, Inc. 221,046
Ground Transportation (0.5%):
23,864 CSX Corp. 865,070
136,594 Lyft, Inc., Class A* 2,645,826
144 Norfolk Southern Corp. 41,576
35,498 Uber Technologies, Inc.* 2,900,541
6,453,013
Health Care Equipment & Supplies (0.3%):
42,339 Boston Scientific Corp.* 4,037,024
981 Medtronic plc 94,235
4,131,259
Health Care Providers & Services (0.4%):
5,528 Alignment Healthcare, Inc.* 109,178
11,087 Cano Health LLC* 144,907
6,186 CVS Health Corp. 490,921
2,525 Elevance Health, Inc. 885,139
49,077 Option Care Health, Inc.* 1,563,593
6,790 UnitedHealth Group, Inc. 2,241,447
5,435,185
Health Care REITs (0.3%):
21,366 Welltower, Inc. 3,965,743
Health Care Technology (0.1%):
7,943 Veeva Systems, Inc., Class A* 1,773,116
Hotels, Restaurants & Leisure (0.7%):
26,543 Airbnb, Inc., Class A* 3,602,416
871 Booking Holdings, Inc. 4,664,492
3,445 Expedia Group, Inc. 976,003
17,739 Wendy's Co. (The) 147,766
9,390,677
Household Durables (0.1%):
7,728 Garmin, Ltd. 1,567,625
1 Toll Brothers, Inc. 135
1,567,760
Household Products (0.2%):
23,019 Procter & Gamble Co. (The) 3,298,853
Industrial Conglomerates (0.3%):
19,609 Honeywell International, Inc. 3,825,520
Shares Value
Common Stocks, continued
Insurance (0.6%):
7,354 Allstate Corp. (The) $ 1,530,735
4,058 Globe Life, Inc. 567,552
2,895 Loews Corp. 304,872
17,104 Progressive Corp. (The) 3,894,923
4,991 Travelers Cos., Inc. (The) 1,447,690
7,745,772
Interactive Media & Services (3.6%):
55,370 Alphabet, Inc., Class A 17,330,810
51,727 Alphabet, Inc., Class C 16,231,933
22,236 Meta Platforms, Inc., Class A 14,677,761
48,240,504
Life Sciences Tools & Services (0.3%):
16,597 Illumina, Inc.* 2,176,863
4,105 Medpace Holdings, Inc.* 2,305,573
4,482,436
Media (0.2%):
101,518 Comcast Corp., Class A 3,034,373
Metals & Mining (0.3%):
36,591 Commercial Metals Co. 2,532,829
13,325 Newmont Corp. 1,330,501
2,385 Nucor Corp. 389,018
273 Southern Copper Corp. 39,167
4,291,515
Oil, Gas & Consumable Fuels (1.0%):
5,578 Cheniere Energy, Inc. 1,084,307
5,369 Chevron Corp. 818,289
20,190 ConocoPhillips 1,889,986
26,652 Devon Energy Corp. 976,263
32,310 EOG Resources, Inc. 3,392,873
30,953 Exxon Mobil Corp. 3,724,884
26,684 Kinder Morgan, Inc. 733,543
4,011 Sanchez Energy Corp.*(a) 824,831
1,523 Williams Cos., Inc. (The) 91,548
13,536,524
Paper & Forest Products (0.0%
†
):
5,714 Acrisure Holdings, Inc.* 155,649
Pharmaceuticals (1.4%):
72,298 Bristol-Myers Squibb Co. 3,899,754
8,732 Eli Lilly & Co. 9,384,106
8,640 Johnson & Johnson 1,788,048
6,094 Merck & Co., Inc. 641,455
217,023 Viatris, Inc. 2,701,936
18,415,299
Real Estate Management & Development (0.0%
†
):
28,800 Compass, Inc., Class A* 304,416
Retail REITs (0.3%):
18,074 Simon Property Group, Inc. 3,345,678
Semiconductors & Semiconductor Equipment (6.1%):
8,822 Advanced Micro Devices, Inc.* 1,889,320
12,844 Analog Devices, Inc. 3,483,293
53,231 Broadcom, Inc. 18,423,249

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
15,671 Cirrus Logic, Inc.* $ 1,857,013
25,265 Intel Corp.* 932,278
8,426 Lam Research Corp. 1,442,363
10,359 Micron Technology, Inc. 2,956,562
247,115 NVIDIA Corp. 46,086,948
27,380 QUALCOMM, Inc. 4,683,349
81,754,375
Software (4.3%):
12,565 Adobe, Inc.* 4,397,624
30,334 Alarm.com Holdings, Inc.* 1,547,641
1,767 Atlassian Corp., Class A* 286,501
1,510 Docusign, Inc.* 103,284
40,634 Fortinet, Inc.* 3,226,746
72,972 Microsoft Corp. 35,290,719
1,786 Oracle Corp., ADR 348,109
12,427 Palantir Technologies, Inc., Class A* 2,208,899
20,716 Salesforce, Inc. 5,487,876
36,027 Tenable Holdings, Inc.* 847,715
12,355 Teradata Corp.* 376,086
34,222 Zoom Communications, Inc.* 2,953,017
57,074,217
Specialized REITs (0.3%):
2,268 American Tower Corp. 398,193
1,360 Public Storage 352,920
93,182 VICI Properties, Inc. 2,620,278
3,371,391
Specialty Retail (0.6%):
1,381 Abercrombie & Fitch Co.* 173,826
3,345 Bath & Body Works, Inc. 67,168
78,162 Gap, Inc. (The) 2,000,947
1,633 Home Depot, Inc. (The) 561,915
1 Party City Holdco, Inc.*(a) —
2,568 Ross Stores, Inc. 462,600
29,918 TJX Cos., Inc. (The) 4,595,704
7,862,160
Technology Hardware, Storage & Peripherals (3.3%):
151,707 Apple, Inc. 41,243,065
6,323 NetApp, Inc. 677,130
11,282 Western Digital Corp. 1,943,550
43,863,745
Tobacco (0.2%):
14,882 Altria Group, Inc. 858,096
11,106 Philip Morris International, Inc. 1,781,403
2,639,499
Trading Companies & Distributors (0.1%):
2,864 Applied Industrial Technologies, Inc. 735,389
11,331 Rush Enterprises, Inc., Class A 611,194
1,346,583
Wireless Telecommunication Services (0.1%):
5,336 T-Mobile US, Inc. 1,083,421
Total Common Stocks (Cost $381,286,172) 556,474,907
Shares Value
Preferred Stock (0.0%
†
):
Software (0.0%
†
):
950 Strategy, Inc., Variable, Series A, 11.00% $ 93,855
Total Preferred Stock (Cost $90,002) 93,855
Contracts
Warrant (0.0%
†
):
Health Care Providers & Services (0.0%
†
):
434 Cano Health LLC, 12/30/28* 1,580
Total Warrant (Cost $35,000) 1,580
Principal Amount
Asset-Backed Securities (1.5%):
$ 399,781 AASET, Class A1, Series 2024-1A, 6.26%,
5/16/49(b) 409,364
362,187 AASET, Class A2, Series 2024-1A, 6.26%,
5/16/49(b) 371,881
324,476 AASET, Class A, Series 2025-1A, 5.94%, 2/16/50(b) 330,273
53,062 AASET Trust, Class B, Series 2020-1A, 4.34%,
1/16/40(b) 52,111
341,178 AASET Trust, Class A, Series 2021-1A, 2.95%,
11/16/41(b) 328,579
40,060 AASET Trust, Class A, Series 2020-1A, 3.35%,
1/16/40(b) 39,284
956,638 AASET Trust, Class A, Series 2021-2A, 2.80%,
1/15/47(b) 907,160
13,618 AASET Trust, Class A, Series 2019-2, 3.38%,
10/16/39(b) 13,588
438,797 ALTDE Trust, Class A, Series 2025-1A, 5.90%,
8/15/50(b) 448,724
77,739 Blackbird Capital Aircraft Lease Securitization, Ltd.,
Class A, Series 2016-1A, 4.21%, 12/16/41(b)(c) 77,764
742,437 Blackbird Capital II Aircraft Lease, Ltd., Class A,
Series 2021-1A, 2.44%, 7/15/46, Callable 7/15/28
@ 100(b) 705,178
41,729 Castlelake Aircraft Securitization Trust, Class A,
Series 2018-1, 4.13%, 6/15/43(b) 41,622
18,220 Castlelake Aircraft Structured Trust, Class A, Series
2021-1A, 3.47%, 1/15/46(b) 18,055
186,315 Castlelake Aircraft Structured Trust, Class B, Series
2019-1A, 5.10%, 4/15/39(b) 178,447
98,433 Castlelake Aircraft Structured Trust, Class A, Series
2019-1A, 3.97%, 4/15/39(b) 96,027
339,480 DB Master Finance LLC, Class A2II, Series 2017-1A,
4.03%, 11/20/47, Callable 2/20/26 @ 100(b) 337,270
216,000 DB Master Finance LLC, Class A2I, Series 2021-1A,
2.05%, 11/20/51, Callable 2/20/26 @ 100(b) 213,213
315,000 DB Master Finance LLC, Class A2II, Series 2025-1A,
5.17%, 8/20/55, Callable 11/20/29 @ 100(b) 313,794
390,000 DB Master Finance LLC, Class A2I, Series 2025-1A,
4.89%, 8/20/55, Callable 11/20/28 @ 100(b) 390,287
1,137,825 Domino's Pizza Master Issuer LLC, Class A2I, Series
2021-1A, 2.66%, 4/25/51, Callable 1/25/26 @
100(b) 1,084,535
772,213 Domino's Pizza Master Issuer LLC, Class A2II,
Series 2018-1A, 4.33%, 7/25/48, Callable 1/25/26
@ 100(b) 773,900
930,000 Eaton Vance CLO, Ltd., Class AR2, Series 2020-2A,
5.28%(TSFR3M+138bps), 10/15/37, Callable
7/15/26 @ 100(b) 932,543

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Asset-Backed Securities, continued
$ 594,000 Eaton Vance CLO, Ltd., Class AR2, Series 2019-1A,
5.41%(TSFR3M+151bps), 7/15/37, Callable
7/15/26 @ 100(b) $ 594,769
1,100,000 GGAM Master Trust International, Ltd., Class A,
Series 2025-1A, 5.92%, 9/30/60(b) 1,105,899
748,038 Gilead Aviation LLC, Class A, Series 2025-1A,
5.79%, 3/15/50(b) 752,186
425,000 GMF Floorplan Owner Revolving Trust, Class A1,
Series 2024-4A, 4.73%, 11/15/29(b) 430,487
142,957 Horizon Aircraft Finance I, Ltd., Class A, Series
2018-1, 4.46%, 12/15/38(b) 142,731
66,940 Horizon Aircraft Finance II, Ltd., Class A, Series
2019-1, 3.72%, 7/15/39(b) 65,830
304,238 Jersey Mike's Funding, Class A2, Series 2025-1A,
5.61%, 8/16/55, Callable 8/15/29 @ 100(b) 309,805
441,663 Jersey Mike's Funding LLC, Class A2, Series 2024-
1A, 5.64%, 2/15/55, Callable 2/15/29 @ 100(b) 448,188
707,858 Navigator Aviation, Ltd., Class A, Series 2025-1,
5.11%, 10/15/50(b) 700,648
177,194 PK Alift Loan Funding 3 LP, Class A1, Series 2024-1,
5.84%, 9/15/39(b) 180,581
310,000 Planet Fitness Master Issuer LLC, Class A2I, Series
2025-1A, 5.27%, 12/6/55, Callable 12/5/28 @
100(b) 311,664
535,150 Planet Fitness Master Issuer LLC, Class A2II, Series
2022-1A, 4.01%, 12/5/51, Callable 12/5/27 @
100(b) 492,313
206,800 Planet Fitness Master Issuer LLC, Class A2, Series
2019-1A, 3.86%, 12/5/49, Callable 3/5/26 @ 100(b) 198,743
156,783 Project Silver, Class A, Series 2019-1, 3.97%,
7/15/44(b) 154,587
337,755 SLAM, Ltd., Class A, Series 2025-1A, 5.81%,
5/15/50(b) 346,008
692,010 Subway Funding LLC, Class A23, Series 2024-3A,
5.91%, 7/30/54, Callable 7/30/30 @ 100(b) 685,116
341,550 Subway Funding LLC, Class A2II, Series 2024-3A,
5.57%, 7/30/54, Callable 7/30/28 @ 100(b) 336,832
572,220 Subway Funding LLC, Class A2II, Series 2024-1A,
6.27%, 7/30/54, Callable 7/30/28 @ 100(b) 584,525
721,710 Subway Funding LLC, Class A2I, Series 2024-3A,
5.25%, 7/30/54, Callable 7/30/27 @ 100(b) 719,106
501,930 Subway Funding LLC, Class A23, Series 2024-1A,
6.51%, 7/30/54, Callable 7/30/30 @ 100(b) 516,928
962,280 Subway Funding LLC, Class A2I, Series 2024-1A,
6.03%, 7/30/54, Callable 7/30/27 @ 100(b) 975,504
675,000 Taco Bell Funding LLC, Class A2I, Series 2025-1A,
4.82%, 8/25/55, Callable 2/25/28 @ 100(b) 672,088
67,339 Thunderbolt II Aircraft Lease, Ltd., Class A, Series
2018-A, 5.96%, 9/15/38(b)(c) 67,359
140,078 Thunderbolt III Aircraft Lease, Ltd., Class A, Series
2019-1, 3.67%, 11/15/39(b) 136,394
178,004 Volofin Finance Designated Activity Co., Class A,
Series 2024-1A, 5.94%, 6/15/37(b) 180,822
397,827 Willis Engine Structured Trust VIII, Class A, Series
2025-A, 5.58%, 6/15/50(b) 403,687
Total Asset-Backed Securities (Cost $19,614,795) 19,576,399
Principal Amount Value
Collateralized Mortgage Obligations (3.5%):
$ 370,000 Aimco CLO 11, Ltd., Class A1R2, Series 2020-11A,
5.22%(TSFR3M+134bps), 7/17/37, Callable
10/17/26 @ 100(b) $ 370,925
387,000 Aimco CLO 14, Ltd., Class A1R, Series 2021-14A,
5.14%(TSFR3M+122bps), 10/20/38(b) 386,987
250,000 Aimco CLO 19, Ltd., Class A, Series 2024-19A,
5.23%(TSFR3M+135bps), 10/20/37, Callable
10/20/26 @ 100(b) 250,684
250,000 Allegro CLO XIII, Ltd., Class A1R, Series 2021-1A,
5.22%(TSFR3M+134bps), 7/20/38, Callable
7/20/27 @ 100(b) 250,496
624,000 Allegro CLO XV, Ltd., Class A1R, Series 2022-1A,
5.06%(TSFR3M+118bps), 4/20/38, Callable
4/20/27 @ 100(b) 622,736
707,000 Ares LIV CLO, Ltd., Class AR2, Series 2019-54A,
5.21%(TSFR3M+131bps), 7/15/38, Callable
7/15/27 @ 100(b) 709,475
637,000 Ares Loan Funding V, Ltd., Class A1, Series
2024-ALF5A, 5.36%(TSFR3M+150bps), 7/27/37,
Callable 7/25/26 @ 100(b) 639,041
603,000 Ares LV CLO, Ltd., Class A1R2, Series 2020-55A,
5.27%(TSFR3M+137bps), 10/15/37, Callable
10/15/26 @ 100(b) 604,657
543,000 Ares LVIII CLO, Ltd., Class A1R2, Series 2020-58A,
5.14%(TSFR3M+124bps), 4/15/38, Callable
4/15/27 @ 100(b) 543,001
449,000 Ares LXX CLO, Ltd., Class A1R, Series 2023-70A,
4.97%(TSFR3M+125bps), 1/25/39(b) 448,439
660,000 Ares XLI CLO, Ltd., Class AR2, Series 2016-41A,
5.24%(TSFR3M+133bps), 4/15/34, Callable
1/15/26 @ 100(b) 661,064
527,000 Bain Capital Credit CLO, Ltd., Class A1R, Series
2023-4A, 4.96%(TSFR3M+123bps), 1/21/39,
Callable 1/21/28 @ 100(b) 527,551
548,000 Bain Capital Credit CLO, Ltd., Class  A1R, Series
2023-2A, 5.20%(TSFR3M+132bps), 7/18/38,
Callable 10/18/27 @ 100(b) 549,368
560,000 Barings CLO, Ltd., Class AR, Series 2020-4A,
5.25%(TSFR3M+137bps), 10/20/37, Callable
10/20/26 @ 100(b) 561,539
786,000 Barings CLO, Ltd., Class A1R2, Series 2020-1A,
5.16%(TSFR3M+126bps), 1/15/38, Callable
1/15/27 @ 100(b) 787,808
507,000 BCRED BSL Static CLO, Ltd., Class AR, Series 2025-
1A, 5.54%(TSFR3M+125bps), 7/24/35, Callable
4/24/26 @ 100(b) 506,755
451,000 Benefit Street Partners CLO 44, Ltd., Class A1,
Series 2025-44A, 4.94%(TSFR3M+122bps),
1/15/39, Callable 1/15/28 @ 100(b) 450,549
501,000 Benefit Street Partners CLO, Ltd., Class A, Series
2025-43A, 5.19%(TSFR3M+127bps), 10/20/38,
Callable 10/20/27 @ 100(b) 501,816
889,000 Bethpage Park CLO, Ltd., Class A, Series 2021-1A,
5.30%(TSFR3M+139bps), 1/15/35, Callable
1/15/26 @ 100(b) 891,375
733,000 Blueberry Park CLO, Ltd., Class A, Series 2024-1A,
5.23%(TSFR3M+135bps), 10/20/37, Callable
10/20/26 @ 100(b) 735,026

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 625,000 Bowling Green Park CLO LLC, Class ARR, Series
2020-1A, 4.88%(TSFR3M+100bps), 4/18/35,
Callable 1/18/26 @ 100(b) $ 624,164
409,000 Carlyle US CLO, Ltd., Class A1R, Series 2021-10A,
5.19%(TSFR3M+131bps), 1/20/38, Callable
1/20/27 @ 100(b) 408,591
150,000 Carlyle US CLO, Ltd., Class E, Series 2024-6A,
9.61%(TSFR3M+575bps), 10/25/37, Callable
10/25/26 @ 100(b) 149,974
518,000 Carlyle US CLO, Ltd., Class A1, Series 2025-6A,
4.88%(TSFR3M+122bps), 1/20/39(b) 518,206
738,000 Carlyle US CLO, Ltd., Class A1R, Series 2021-11A,
5.27%(TSFR3M+141bps), 7/25/37, Callable
7/25/26 @ 100(b) 740,270
7,744,124 Cedar Funding V CLO, Ltd., Class A1R, Series 2016-
5A, 5.24%(TSFR3M+136bps), 7/17/31, Callable
1/17/26 @ 100(b) 7,744,354
643,000 Cedar Funding X CLO, Ltd., Class AR2, Series 2019-
10A, 5.24%(TSFR3M+136bps), 10/20/37, Callable
10/20/26 @ 100(b) 644,772
506,000 Cedar Funding XII CLO, Ltd., Class ARR, Series
2020-12A, 5.06%(TSFR3M+120bps), 1/25/38,
Callable 1/25/27 @ 100(b) 505,723
942,000 Cedar Funding XV CLO, Ltd., Class A, Series 2022-
15A, 5.20%(TSFR3M+132bps), 4/20/35, Callable
1/20/26 @ 100(b) 942,000
311,000 CIFC Funding, Ltd., Class A1, Series 2025-6A,
5.11%(TSFR3M+125bps), 10/23/38, Callable
10/23/27 @ 100(b) 310,788
858,000 CIFC Funding, Ltd., Class A1R, Series 2021-3A,
5.13%(TSFR3M+123bps), 10/15/38, Callable
10/15/27 @ 100(b) 857,980
479,000 CIFC Funding, Ltd., Class A1R2, Series 2019-5A,
5.36%(TSFR3M+127bps), 10/15/38, Callable
10/15/27 @ 100(b) 480,413
1,010,000 Dryden 108 CLO, Ltd., Class A1R, Series 2022-
108A, 5.24%(TSFR3M+136bps), 7/18/37, Callable
7/18/26 @ 100(b) 1,011,967
836,000 Dryden 85 CLO, Ltd., Class A1R2, Series 2020-85A,
5.28%(TSFR3M+138bps), 7/15/37, Callable
7/15/26 @ 100(b) 838,211
667,000 Eaton Vance CLO, Ltd., Class ARR, Series 2020-1A,
5.29%(TSFR3M+139bps), 10/15/37, Callable
10/15/26 @ 100(b) 668,825
515,000 Flatiron CLO 21, Ltd., Class A1R, Series 2021-1A,
5.24%(TSFR3M+136bps), 10/19/37, Callable
10/19/26 @ 100(b) 516,411
591,000 Flatiron CLO 26, Ltd., Class A, Series 2024-4A,
5.23%(TSFR3M+133bps), 1/15/38, Callable
1/15/27 @ 100(b) 592,676
452,000 Flatiron CLO 31, Ltd., Class A1, Series 2025-31A,
4.90%(TSFR3M+120bps), 1/18/39(b) 452,000
481,000 Flatiron CLO 32, Ltd., Class A1, Series 2025-32A,
5.61%(TSFR3M+129bps), 10/22/38, Callable
10/22/27 @ 100(b) 481,329
541,000 Flatiron RR CLO 30, Ltd., Class A1, Series 2025-
30A, 5.06%(TSFR3M+116bps), 4/15/38, Callable
4/15/27 @ 100(b) 540,445
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 542,000 Green Lakes Park CLO LLC, Class ARR, Series 2025-
1A, 5.04%(TSFR3M+118bps), 1/25/38, Callable
1/25/27 @ 100(b) $ 541,452
584,000 Hamlin Park CLO, Ltd., Class A, Series 2024-1A,
5.22%(TSFR3M+134bps), 10/20/37, Callable
10/20/26 @ 100(b) 585,603
488,000 Invesco US CLO, Ltd., Class A, Series 2024-3A,
5.39%(TSFR3M+151bps), 7/20/37, Callable
7/20/26 @ 100(b) 488,850
394,000 Lakeside Park CLO, Ltd., Class A, Series 2025-1A,
5.05%(TSFR3M+115bps), 4/15/38, Callable
4/15/27 @ 100(b) 393,207
320,000 Madison Park Funding L, Ltd., Class A, Series 2021-
50A, 5.29%(TSFR3M+140bps), 4/19/34, Callable
1/19/26 @ 100(b) 320,716
379,000 Madison Park Funding XIX, Ltd., Class AR3, Series
2015-19A, 5.46%(TSFR3M+160bps), 1/22/37,
Callable 1/22/26 @ 100(b) 379,265
250,000 Madison Park Funding XLV, Ltd., Class ARR, Series
2020-45A, 4.98%(TSFR3M+108bps), 7/15/34,
Callable 1/15/26 @ 100(b) 249,737
337,000 Magnetite Xli, Ltd., Class A, Series 2024-41A,
5.15%(TSFR3M+129bps), 1/25/38, Callable
1/25/27 @ 100(b) 337,601
380,000 Magnetite Xlv, Ltd., Class A1, Series 2025-45A,
5.05%(TSFR3M+115bps), 4/15/38, Callable
4/15/27 @ 100(b) 379,060
250,000 Magnetite XXI, Ltd., Class AR, Series 2019-21A,
5.17%(TSFR3M+128bps), 4/20/34, Callable
1/20/26 @ 100(b) 250,270
680,000 Magnetite XXIX, Ltd., Class AR, Series 2021-29A,
5.25%(TSFR3M+135bps), 7/15/37, Callable
7/15/26 @ 100(b) 681,360
520,000 Magnetite XXVI, Ltd., Class AR2, Series 2020-26A,
5.01%(TSFR3M+115bps), 1/25/38, Callable
1/25/27 @ 100(b) 519,728
827,000 Magnetite XXVIII, Ltd., Class A1RR, Series 2020-
28A, 5.14%(TSFR3M+124bps), 1/15/38, Callable
1/15/27 @ 100(b) 827,367
968,000 Magnetite XXX, Ltd., Class AR, Series 2021-30A,
5.21%(TSFR3M+135bps), 10/25/37, Callable
10/25/26 @ 100(b) 970,630
496,000 Magnetite XXXVI, Ltd., Class AR, Series 2023-36A,
5.18%(TSFR3M+132bps), 7/25/38, Callable
7/25/27 @ 100(b) 496,735
650,000 Morgan Stanley Eaton Vance CLO, Ltd., Class
A1, Series 2025-21A, 5.07%(TSFR3M+117bps),
4/15/38, Callable 4/15/27 @ 100(b) 648,697
518,000 OCP Aegis CLO, Ltd., Class A, Series 2025-44A,
5.56%(TSFR3M+130bps), 10/24/38, Callable
10/24/27 @ 100(b) 519,299
413,000 OCP Aegis CLO, Ltd., Class A1, Series 2025-47A,
4.86%(TSFR3M+111bps), 1/21/38, Callable
1/21/27 @ 100(b) 412,436
320,000 OCP Aegis CLO, Ltd., Class AR, Series 2018-15A,
5.13%(TSFR3M+125bps), 1/20/38, Callable
1/20/27 @ 100(b) 320,283
325,000 OCP Aegis CLO, Ltd., Class A, Series 2025-46A,
5.05%(TSFR3M+120bps), 10/15/38, Callable
10/15/27 @ 100(b) 324,957

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 457,000 OCP Aegis CLO, Ltd., Class AR2, Series 2020-8RA,
5.10%(TSFR3M+122bps), 10/17/38, Callable
10/17/27 @ 100(b) $ 457,442
356,000 OHA Credit Funding 14-R, Ltd., Class A, Series
2023-14RA, 5.11%(TSFR3M+123bps), 4/20/38,
Callable 4/20/27 @ 100(b) 356,160
615,000 OHA Credit Funding 4, Ltd., Class AR2, Series 2019-
4A, 5.15%(TSFR3M+129bps), 1/22/38, Callable
1/22/27 @ 100(b) 616,066
494,000 OHA Credit Funding 6, Ltd., Class AR2, Series 2020-
6A, 5.21%(TSFR3M+133bps), 10/20/37, Callable
10/20/26 @ 100(b) 495,341
684,000 OHA Credit Partners VII, Ltd., Class AR4, Series
2012-7A, 5.03%(TSFR3M+114bps), 2/20/38,
Callable 2/20/27 @ 100(b) 683,641
250,000 OHA Credit Partners XVII, Ltd., Class A, Series
2024-17A, 5.20%(TSFR3M+132bps), 1/18/38,
Callable 1/18/27 @ 100(b) 250,685
513,000 Palmer Square CLO, Ltd., Class A, Series 2025-5A,
5.09%(TSFR3M+121bps), 10/20/38, Callable
1/20/28 @ 100(b) 512,618
487,000 Palmer Square Loan Funding, Ltd., Class A1, Series
2025-2A, 5.23%(TSFR3M+94bps), 7/15/33,
Callable 10/15/26 @ 100(b) 486,074
542,602 Palmer Square Loan Funding, Ltd., Class A1, Series
2025-1A, 4.65%(TSFR3M+80bps), 2/15/33,
Callable 5/15/26 @ 100(b) 540,813
244,738 Palmer Square Loan Funding, Ltd., Class A1N,
Series 2024-2A, 4.90%(TSFR3M+100bps),
1/15/33, Callable 1/15/26 @ 100(b) 244,598
326,000 Peace Park CLO, Ltd., Class AR, Series 2021-1A,
5.13%(TSFR3M+125bps), 10/20/38, Callable
10/20/27 @ 100(b) 326,325
272,000 RR 34, Ltd., Class A1R, Series 2024-34RA,
5.25%(TSFR3M+135bps), 10/15/39, Callable
10/15/26 @ 100(b) 272,744
315,000 Sixth Street CLO XIX, Ltd., Class A1R, Series 2021-
19A, 5.16%(TSFR3M+128bps), 7/17/38, Callable
7/17/27 @ 100(b) 315,755
475,000 Sixth Street CLO XVIII, Ltd., Class A1R, Series 2021-
18A, 5.13%(TSFR3M+125bps), 10/17/38, Callable
10/17/27 @ 100(b) 475,227
401,000 Sixth Street CLO XX, Ltd., Class A1R, Series 2021-
20A, 5.20%(TSFR3M+132bps), 7/17/38, Callable
7/17/27 @ 100(b) 401,388
296,181 Symphony CLO XXVI, Ltd., Class AR, Series 2021-
26A, 5.23%(TSFR3M+134bps), 4/20/33, Callable
1/20/26 @ 100(b) 296,247
250,000 Voya CLO, Ltd., Class A1RR, Series 2020-2A,
5.19%(TSFR3M+131bps), 1/20/38, Callable
1/20/27 @ 100(b) 250,621
370,000 Voya CLO, Ltd., Class A1, Series 2024-1A,
5.42%(TSFR3M+152bps), 4/15/37, Callable
7/15/26 @ 100(b) 370,926
Total Collateralized Mortgage Obligations (Cost $46,975,622) 47,028,315
Principal Amount Value
Collateralized Mortgage-Backed Securities (2.3%):
$ 132,488 BAMLL Commercial Mortgage Securities Trust, Class
ANM, Series 2019-BPR, 3.11%, 11/5/32(b) $ 126,606
30,000 BANK, Class A5, Series 2019-BN21, 2.85%,
10/17/52, Callable 10/15/29 @ 100 28,315
34,000 Benchmark Mortgage Trust, Class A5, Series 2018-
B4, 4.12%, 7/15/51, Callable 7/15/28 @ 100(c) 33,809
289,550 BLP Commercial Mortgage Trust, Class A, Series
2024-IND2, 5.09%(TSFR1M+134bps), 3/15/41(b) 289,393
433,000 BMP, Class A, Series 2024-MF23,
5.12%(TSFR1M+137bps), 6/15/41(b) 432,466
214,000 BMP, Class B, Series 2024-MF23,
5.39%(TSFR1M+164bps), 6/15/41(b) 214,147
151,000 BMP, Class C, Series 2024-MF23,
5.59%(TSFR1M+184bps), 6/15/41(b) 151,102
1,074,371 BX Commercial Mortgage Trust, Class A, Series
2025-SPOT, 5.19%(TSFR1M+144bps), 4/15/40(b) 1,074,507
292,600 BX Commercial Mortgage Trust, Class C, Series
2024-XL5, 5.69%(TSFR1M+194bps), 3/15/41(b) 292,257
294,700 BX Commercial Mortgage Trust, Class C, Series
2022-LP2, 5.31%(TSFR1M+156bps), 2/15/39(b) 293,596
83,057 BX Commercial Mortgage Trust, Class B, Series
2023-XL3, 5.94%(TSFR1M+219bps), 12/9/40(b) 83,012
739,390 BX Commercial Mortgage Trust, Class A, Series
2024-MDHS, 5.39%(TSFR1M+164bps), 5/15/41(b) 739,881
2,362,904 BX Commercial Mortgage Trust, Class A, Series
2019-IMC, 4.80%(TSFR1M+105bps), 4/15/34(b) 2,353,296
71,601 BX Commercial Mortgage Trust, Class C, Series
2023-XL3, 6.39%(TSFR1M+264bps), 12/9/40(b) 71,561
386,230 BX Commercial Mortgage Trust, Class B, Series
2025-SPOT, 5.49%(TSFR1M+174bps), 4/15/40(b) 386,272
206,726 BX Commercial Mortgage Trust, Class A, Series
2022-LP2, 4.76%(TSFR1M+101bps), 2/15/39(b) 206,456
294,700 BX Commercial Mortgage Trust, Class B, Series
2022-LP2, 5.06%(TSFR1M+131bps), 2/15/39(b) 293,597
375,905 BX Commercial Mortgage Trust, Class A, Series
2023-XL3, 5.51%(TSFR1M+176bps), 12/9/40(b) 375,708
172,000 BX Commercial Mortgage Trust, Class B, Series
2019-IMC, 5.10%(TSFR1M+135bps), 4/15/34(b) 170,602
220,500 BX Commercial Mortgage Trust, Class B, Series
2024-XL5, 5.44%(TSFR1M+169bps), 3/15/41(b) 220,243
119,000 BX Commercial Mortgage Trust, Class D, Series
2019-IMC, 5.70%(TSFR1M+195bps), 4/15/34(b) 117,409
728,508 BX Commercial Mortgage Trust, Class A, Series
2024-XL4, 5.19%(TSFR1M+144bps), 2/15/39(b) 728,119
92,804 BX Commercial Mortgage Trust, Class B, Series
2024-XL4, 5.54%(TSFR1M+179bps), 2/15/39(b) 92,753
1,239,691 BX Commercial Mortgage Trust, Class A, Series
2024-XL5, 5.14%(TSFR1M+139bps), 3/15/41(b) 1,238,255
160,532 BX Commercial Mortgage Trust, Class A, Series
2024-GPA3, 5.04%(TSFR1M+129bps), 12/15/39(b) 160,548
113,000 BX Commercial Mortgage Trust, Class C, Series
2019-IMC, 5.40%(TSFR1M+165bps), 4/15/34(b) 111,950
294,700 BX Commercial Mortgage Trust, Class D, Series
2022-LP2, 5.71%(TSFR1M+196bps), 2/15/39(b) 293,596
2,708,000 BX Mortgage Trust, Class A, Series 2021-PAC,
4.55%(TSFR1M+80bps), 10/15/36(b) 2,697,882
730,000 BX Mortgage Trust, Class E, Series 2021-PAC,
5.81%(TSFR1M+206bps), 10/15/36(b) 728,242
216,000 BX Mortgage Trust, Class C, Series 2021-PAC,
4.96%(TSFR1M+121bps), 10/15/36(b) 215,075

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage-Backed Securities, continued
$ 162,000 BX Mortgage Trust, Class B, Series 2021-PAC,
4.76%(TSFR1M+101bps), 10/15/36(b) $ 161,509
210,000 BX Mortgage Trust, Class D, Series 2021-PAC,
5.16%(TSFR1M+141bps), 10/15/36(b) 208,970
843,096 BX Trust, Class A, Series 2024-CNYN,
5.19%(TSFR1M+144bps), 4/15/41(b) 842,102
530,000 BX Trust, Class A, Series 2025-DIME,
4.90%(TSFR1M+115bps), 2/15/35(b) 528,584
228,110 BX Trust, Class B, Series 2025-ROIC,
5.14%(TSFR1M+139bps), 3/15/30(b) 227,261
470,990 BX Trust, Class A, Series 2022-IND,
5.24%(TSFR1M+149bps), 4/15/37(b) 471,410
1,981,273 BX Trust, Class A, Series 2025-ROIC,
4.89%(TSFR1M+114bps), 3/15/30(b) 1,978,486
66,500 BX Trust, Class D, Series 2022-IND,
6.59%(TSFR1M+284bps), 4/15/37(b) 66,623
79,800 BX Trust, Class C, Series 2022-IND,
6.04%(TSFR1M+229bps), 4/15/37(b) 79,920
352,800 BX Trust, Class B, Series 2022-IND,
5.69%(TSFR1M+194bps), 4/15/37(b) 353,242
134,145 BX Trust, Class B, Series 2024-CNYN,
5.44%(TSFR1M+169bps), 4/15/41(b) 134,151
111,788 BX Trust, Class C, Series 2024-CNYN,
5.69%(TSFR1M+194bps), 4/15/41(b) 111,791
321,745 BX Trust, Class C, Series 2025-ROIC,
5.29%(TSFR1M+154bps), 3/15/30(b) 320,549
194,000 BX Trust, Class A, Series 2025-TAIL,
5.15%(TSFR1M+140bps), 6/15/35(b) 193,999
404,000 CENT, Class A, Series 2025-CITY, 4.92%,
7/10/40(b)(c) 408,311
860,000 CSMC Trust, Class D, Series 2017-PFHP,
6.05%(TSFR1M+230bps), 12/15/30(b) 795,307
157,000 DTP Commercial Mortgage Trust, Class A, Series
2023-STE2, 5.84%, 1/15/41(b)(c) 161,416
310,000 ELP Commercial Mortgage Trust, Class A, Series
2025-ELP, 4.60%, 11/13/42(b)(c) 309,746
80,000 Extended Stay America Trust, Class C, Series 2025-
ESH, 5.60%(TSFR1M+185bps), 10/15/42(b) 80,137
165,000 Extended Stay America Trust, Class B, Series 2025-
ESH, 5.35%(TSFR1M+160bps), 10/15/42(b) 165,284
940,000 Extended Stay America Trust, Class A, Series 2025-
ESH, 5.05%(TSFR1M+130bps), 10/15/42(b) 941,632
280,000 INT Commercial Mortgage Trust, Class A, Series
2025-PLAZA, 4.88%, 11/5/37(b)(c) 280,836
64,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class DFX, Series 2018-WPT, 5.35%,
7/5/33(b) 36,832
41,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class CFX, Series 2018-WPT, 4.95%,
7/5/33(b) 27,723
426,000 Life Mortgage Trust, Class D, Series 2022-BMR2,
6.29%(TSFR1M+254bps), 5/15/39, Callable
5/15/26 @ 100(b) 377,230
855,000 Life Mortgage Trust, Class B, Series 2022-BMR2,
5.54%(TSFR1M+179bps), 5/15/39, Callable
5/15/26 @ 100(b) 772,730
1,420,000 Life Mortgage Trust, Class A1, Series 2022-BMR2,
5.05%(TSFR1M+130bps), 5/15/39, Callable
5/15/26 @ 100(b) 1,370,903
Principal Amount Value
Collateralized Mortgage-Backed Securities, continued
$ 70,000 Life Mortgage Trust, Class E, Series 2021-BMR,
5.61%(TSFR1M+186bps), 3/15/38(b) $ 69,680
70,000 Life Mortgage Trust, Class D, Series 2021-BMR,
5.26%(TSFR1M+151bps), 3/15/38(b) 69,648
10,680 Life Mortgage Trust, Class C, Series 2021-BMR,
4.96%(TSFR1M+121bps), 3/15/38(b) 10,634
479,000 Life Mortgage Trust, Class C, Series 2022-BMR2,
5.84%(TSFR1M+209bps), 5/15/39, Callable
5/15/26 @ 100(b) 431,744
132,000 Morgan Stanley Capital I Trust, Class A4, Series
2018-H4, 4.31%, 12/15/51, Callable 1/15/29 @ 100 130,579
130,000 SPGN Mortgage Trust, Class C, Series 2022-TFLM,
6.40%(TSFR1M+265bps), 2/15/39, Callable
2/15/26 @ 100(b) 127,887
250,000 SPGN Mortgage Trust, Class B, Series 2022-TFLM,
5.75%(TSFR1M+200bps), 2/15/39, Callable
2/15/26 @ 100(b) 246,953
486,528 SREIT Trust, Class B, Series 2021-MFP,
4.94%(TSFR1M+119bps), 11/15/38(b) 485,029
849,746 SREIT Trust, Class A, Series 2021-MFP,
4.60%(TSFR1M+85bps), 11/15/38(b) 847,131
301,983 SREIT Trust, Class C, Series 2021-MFP,
5.19%(TSFR1M+144bps), 11/15/38(b) 301,051
198,805 SREIT Trust, Class D, Series 2021-MFP,
5.44%(TSFR1M+169bps), 11/15/38(b) 198,072
152,000 TCO Commercial Mortgage Trust, Class B, Series
2024-DPM, 5.34%(TSFR1M+159bps), 12/15/39(b) 152,013
625,000 TCO Commercial Mortgage Trust, Class A, Series
2024-DPM, 4.99%(TSFR1M+124bps), 12/15/39(b) 625,064
112,000 TCO Commercial Mortgage Trust, Class C, Series
2024-DPM, 5.74%(TSFR1M+199bps), 12/15/39(b) 112,128
20,000 VLS Commercial Mortgage Trust, Class B, Series
2020-LAB, 2.45%, 10/10/42(b) 16,406
285,000 VLS Commercial Mortgage Trust, Class A, Series
2020-LAB, 2.13%, 10/10/42(b) 244,096
185,000 Wells Fargo Commercial Mortgage Trust, Class
A, Series 2021-FCMT, 5.07%(TSFR1M+131bps),
5/15/31(b) 184,728
155,000 Wells Fargo Commercial Mortgage Trust, Class
A5, Series 2018-C48, 4.30%, 1/15/52, Callable
12/15/28 @ 100 155,335
Total Collateralized Mortgage-Backed Securities (Cost
$30,384,149) 30,035,517
Convertible Bonds (0.1%):
Electric Utilities (0.0%
†
):
124,000 PG&E Corp, 4.25%, 12/1/27 127,983
Electronic Equipment, Instruments & Components (0.0%
†
):
62,000 MKS, Inc., 1.25%, 6/1/30 79,293
Financial Services (0.0%
†
):
90,000 Terawulf, Inc., 2.28%, 5/1/32(b) 78,051
IT Services (0.0%
†
):
310,000 Redfin Corp., 0.50%, 4/1/27 290,435
142,000 Riot Platforms, Inc., 0.75%, 1/15/30 161,000
451,435
Media (0.1%):
239,992 EchoStar Corp., 3.88%, 11/30/30 811,271

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Convertible Bonds, continued
Oil, Gas & Consumable Fuels (0.0%
†
):
$ 93,000 Golar LNG, Ltd., 2.75%, 12/15/30(b) $ 89,357
Semiconductors & Semiconductor Equipment (0.0%
†
):
79,000 ON Semiconductor Corp., 0.00%, 5/1/27 93,750
18,000 Wolfspeed, Inc., 2.50%, 6/15/31, Callable 9/29/28
@ 100(b) 25,616
33,000 Wolfspeed, Inc., 2.50%, 6/15/31, Callable 9/29/28
@ 100 48,881
168,247
Total Convertible Bonds (Cost $1,197,041) 1,805,637
Bank Loans (0.5%):
Banks (0.0%
†
):
30,000 Level 3 Term B4 1Ln, 6.94% (Term SOFR+425bps),
3/29/32(b) 30,068
Building Products (0.1%):
79,791 Cornerstone Building Brands Term B, 6.94% (Term
SOFR+325bps), 4/12/28(b) 62,197
19,949 Cornerstone Building Products Term 1Ln, 9.31%
(Term SOFR+562.5bps), 8/1/28(b) 15,660
39,961 US LBM Term B 1Ln, 8.69% (Term SOFR+500bps),
6/6/31(b) 39,881
349,268 US LBM Term B 1Ln, 7.44% (Term SOFR+375bps),
6/6/31(b) 327,037
444,775
Capital Markets (0.0%
†
):
84,750 TPC Group Term 1Ln, 9.44% (Term SOFR+575bps),
12/16/31(b) 75,569
19,975 X Ai Term 1Ln, 12.50%, 6/28/30(b) 20,945
189,600 X Ai Term B 1Ln, 10.94% (Term SOFR+725bps),
6/28/30(b) 186,858
283,372
Chemicals (0.1%):
15,000 Chemours Co. (The) Term 1Ln B3, 7.19%,
10/15/32(b) 14,794
152,995 Hexion Term 1Ln, 7.69% (Term SOFR+400bps),
3/15/29(b) 147,149
27,500 Hexion Term 2Ln, 11.13% (Term
SOFR+743.75bps), 3/15/30(b) 26,623
164,595 Ineos Quattro Term B 1Ln, 7.94% (Term
SOFR+425bps), 4/2/29(b) 115,216
78,938 Natgasoline Term B 1Ln, 9.19% (Term
SOFR+550bps), 3/29/30(b) 79,332
109,723 Tronox Term B 1Ln, 6.19% (Term SOFR+250bps),
9/30/31(b) 84,453
467,567
Commercial Services & Supplies (0.0%
†
):
160,000 Bradyplus Term B 1Ln, 7.19% (Term
SOFR+350bps), 12/29 /32(b) 158,133
178,174 Brandsafway Term B 1Ln, 8.19% (Term
SOFR+450bps), 8/1/30(b) 161,976
320,109
Construction & Engineering (0.0%
†
):
49,899 Artera Services Term 1Ln, 8.19% (Term
SOFR+325bps), 2/15/31(b) 40,137
Principal Amount Value
Bank Loans, continued
Consumer Finance (0.0%
†
):
$ 451,342 United Planet Fitness Term 1Ln, 7.69% (Term
SOFR+400bps), 12/30/26(b) $ 433,478
Consumer Staples Distribution & Retail (0.0%
†
):
90,000 C&S Wholesale Grocers Term B 1Ln, 8.69% (Term
SOFR+500bps), 9/20/30(b) 87,750
162,407 TKC Holdings Term 1Ln, 13.50% (LIBOR+1200bps),
2/15/27(b) 163,219
250,969
Diversified Telecommunication Services (0.0%
†
):
87,832 Altice France SA Term B14 1Ln, 10.56%, 5/31/31(b) 87,704
220,000 Brightspeed Term B-DD 1Ln, 7.94% (Term
SOFR+425bps), 4/3/31(b) 191,057
74,619 Lumen Technologies Term B1 1Ln, 6.04% (Term
SOFR+235bps), 4/16/29(b) 74,152
79,593 Lumen Technologies Term B2 1Ln Super Priority,
6.04% (Term SOFR+235bps), 4/15/30(b) 79,051
431,964
Energy Equipment & Services (0.0%
†
):
722,187 New Fortress Energy Term B 1Ln, 9.19% (Term
SOFR+550bps), 10/30/28(b) 294,652
Financial Services (0.0%
†
):
7,979 Altice Financing Term B 1Ln, 8.69% (Term
SOFR+500bps), 10/31/27(b) 5,879
79,750 Whp Term B 1Ln, 8.19% (Term SOFR+450bps),
2/20/32(b) 80,087
85,966
Health Care Equipment & Supplies (0.0%
†
):
70,000 Quidelortho Term B 1Ln, 7.69% (Term
SOFR+400bps), 8/23/32(b) 69,912
Health Care Providers & Services (0.0%
†
):
73,345 Cano Health Term Initial Exchange Term Loans 1Ln,
13.69% (Term SOFR+1000bps), 6/28/29(b) 51,342
74,674 Help At Home Term 1Ln, 8.69% (Term
SOFR+500bps), 9/24/31(b) 65,258
30,000 Radiology Partners Term B 1Ln, 8.19% (Term
SOFR+450bps), 6/30/32(b) 29,916
146,516
Hotels, Restaurants & Leisure (0.0%
†
):
129,480 Sizzling Platter Term 1Ln, 8.69% (Term
SOFR+500bps), 7/2/32(b) 121,171
5,520 Sizzling Platter Term DD 1Ln, 6.19% (Term
SOFR+250bps), 7/2/32+(b) 5,166
144,604 The Travel Corp Term B 1Ln, 8.19% (Term
SOFR+450bps), 10/31/31(b) 140,808
267,145
Household Durables (0.1%):
559,286 CSC ServiceWorks Term B 1Ln, 7.69% (Term
SOFR+400bps), 3/4/28(b) 429,951
149,900 Traeger Grills Term B 1Ln, 6.94% (Term
SOFR+325bps), 6/29/28(b) 139,356
290,000 Weber Blackstone Term B 1Ln, 7.44% (Term
SOFR+375bps), 10/1/32(b) 290,145
859,452

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Bank Loans, continued
Independent Power and Renewable Electricity Producers
(0.0%
†
):
$ 161,538 Esdec Solar Term B 1Ln, 8.69% (Term
SOFR+500bps), 8/30/28(b) $ 73,701
Insurance (0.0%
†
):
150,000 Asurion Term B3 2Ln, 8.94% (Term
SOFR+525bps), 1/31/28(b) 149,274
Interactive Media & Services (0.0%
†
):
158,243 Constant Contact Term B 1Ln, 7.69% (Term
SOFR+400bps), 2/10/28(b) 150,472
15,000 Constant Contact, Inc. Term B 2Ln, 11.19% (Term
SOFR+750bps), 2/12/29(b) 13,019
163,491
Media (0.0%
†
):
99,976 COX Media Group Term B2 1Ln, 7.19% (Term
SOFR+350bps), 6/18/29(b) 93,030
29,898 Nielsen Holdings Term A 1Ln, 8.44% (Term
SOFR+475bps), 10/11/28(b) 29,473
204,603 Twitter Term B1 1Ln, 10.19% (Term
SOFR+650bps), 10/26/29(b) 200,804
323,307
Metals & Mining (0.0%
†
):
137,067 American Rock Salt Term 1Ln, 7.69% (Term
SOFR+400bps), 6/9/28(b) 105,130
33,888 American Rock Salt Term 1Ln, 10.69% (Term
SOFR+700bps), 6/12/28(b) 33,397
8,647 American Rock Salt Term 1Ln DD, 2.00%,
6/12/28+(b) 8,521
147,048
Multi-Utilities (0.0%
†
):
142,660 Club Car Term 1Ln, 7.69% (Term SOFR+400bps),
6/1/29(b) 129,107
Oil, Gas & Consumable Fuels (0.0%
†
):
89,621 Consolidated Energy Term B 1Ln, 8.19% (Term
SOFR+450bps), 11/15/30(b) 73,004
Paper & Forest Products (0.0%
†
):
84,750 Ahlstrom Term B 1Ln, 7.69% (Term
SOFR+400bps), 5/23/30 85,174
Pharmaceuticals (0.1%):
499,088 Bausch Health Term B 1Ln, 9.94% (Term
SOFR+625bps), 10/8/30(b) 486,426
228,604 Lonza Specialty Ingredients Term B 1Ln, 7.61%
(Term SOFR+392.5bps), 5/15/28(b) 199,535
685,961
Professional Services (0.0%
†
):
215,000 X Term 1Ln, 3.69% (Term SOFR+0bps),
10/26/29(b) 214,078
Software (0.1%):
80,000 Dawn Bidco Term B 1Ln, 6.69% (Term
SOFR+300bps), 8/20/32 79,715
91,600 Finastra Term 1Ln, 10.94% (Term SOFR+725bps),
9/13/29(b) 91,829
216,024 M2S Group Term B 1Ln, 8.44% (Term
SOFR+475bps), 8/25/31(b) 214,080
79,443 Solera Term B 1Ln, 7.69% (Term SOFR+400bps),
6/2/28(b) 76,494
Principal Amount Value
Bank Loans, continued
Software, continued
$ 45,000 Solera Term PIK Term 2Ln, 12.69% (Term
SOFR+900bps), 6/4/29(b) $ 41,681
503,799
Specialized REITs (0.0%
†
):
160,000 Uniti Group Term B 1Ln, 7.69% (Term
SOFR+400bps), 10/6/32(b) 160,400
Specialty Retail (0.0%
†
):
79,748 Staples Term B 1Ln, 9.44% (Term SOFR+575bps),
9/4/29(b) 75,549
Total Bank Loans (Cost $7,572,844) 7,209,975
Corporate Bonds (13.3%):
Aerospace & Defense (0.2%):
1,145,000 Boeing Co. (The), 5.04%, 5/1/27, Callable 3/1/27
@ 100 1,156,951
145,000 Boeing Co. (The), 5.15%, 5/1/30, Callable 2/1/30
@ 100 149,007
176,000 Boeing Co. (The), 6.53%, 5/1/34, Callable 2/1/34
@ 100 194,759
100,000 Boeing Co. (The), 5.81%, 5/1/50, Callable 11/1/49
@ 100 98,360
200,000 BWX Technologies, Inc., 4.13%, 6/30/28, Callable
1/21/26 @ 100(b) 196,750
105,000 Carpenter Technology Corp., 5.63%, 3/1/34,
Callable 3/1/29 @ 102.81(b) 106,575
180,000 Neptune Bidco US, Inc., 10.38%, 5/15/31, Callable
11/15/27 @ 105.19(b) 183,600
350,000 TransDigm, Inc., 6.38%, 3/1/29, Callable 3/1/26 @
103.19(b) 360,500
125,000 TransDigm, Inc., 7.13%, 12/1/31, Callable 12/1/26
@ 103.56(b) 131,094
180,000 TransDigm, Inc., 6.38%, 5/31/33, Callable 5/31/28
@ 103.19(b) 184,500
30,000 TransDigm, Inc., 6.25%, 1/31/34, Callable 8/31/28
@ 103.13(b) 31,050
125,000 TransDigm, Inc., 6.75%, 1/31/34, Callable 8/31/28
@ 103.38(b) 130,000
2,923,146
Air Freight & Logistics (0.1%):
50,000 Clue Opco LLC, 9.50%, 10/15/31, Callable 10/15/26
@ 104.75(b) 52,500
110,000 JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%,
9/20/31, Callable 8/27/27 @ 104.94(b) 110,825
80,000 OneSky Flight LLC, 8.88%, 12/15/29, Callable
12/15/26 @ 104.44(b) 85,200
245,000 VistaJet Malta Finance plc/Vista Management
Holding, Inc., 7.88%, 5/1/27, Callable 2/5/26 @
101.97(b) 246,808
125,000 VistaJet Malta Finance plc/Vista Management
Holding, Inc., 6.38%, 2/1/30, Callable 2/5/26 @
101.59^(b) 118,535
613,868
Automobile Components (0.0%
†
):
10,000 Clarios Global LP/Clarios US Finance Co., 6.75%,
2/15/30, Callable 2/15/27 @ 103.38(b) 10,425
113,000 Clarios Global LP/Clarios US Finance Co., 6.75%,
9/15/32, Callable 9/15/28 @ 103.38(b) 116,814

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Automobile Components, continued
$ 35,000 MIWD Holdco II LLC/MIWD Finance Corp., 5.50%,
2/1/30, Callable 2/5/26 @ 101.38(b) $ 33,862
75,000 Rivian Holdings LLC/Rivian LLC/Rivian Automotive
LLC, 10.00%, 1/15/31, Callable 1/15/28 @ 105(b) 73,500
50,000 ZF North America Capital, Inc., 7.50%, 3/24/31,
Callable 1/24/31 @ 100(b) 50,375
75,000 ZF North America Capital, Inc., 6.88%, 4/23/32,
Callable 2/23/32 @ 100(b) 72,844
357,820
Automobiles (0.0%
†
):
80,000 GPD Cos., Inc., 12.50%, 12/31/29, Callable 6/30/26
@ 106.25(b) 40,900
Banks (2.3%):
151,000 Bank of America Corp., 4.45%, 3/3/26 150,828
1,300,000 Bank of America Corp., 3.42% (TSFR3M), 12/20/28,
Callable 12/20/27 @ 100 1,283,663
980,000 Bank of America Corp., 2.30% (SOFR), 7/21/32,
Callable 7/21/31 @ 100 877,115
6,359,000 Bank of America Corp., 5.02% (SOFR), 7/22/33,
Callable 7/22/32 @ 100 6,485,894
75,000 Bank of America Corp., 6.25% (H15T5Y), 12/31/99,
Callable 7/26/30 @ 100 76,125
250,000 Capital One NA, 5.97% (USISOA05), 8/9/28,
Callable 8/9/23 @ – 259,489
1,098,000 Citigroup, Inc., 4.30%, 11/20/26 1,102,030
1,156,000 Citigroup, Inc., 4.41% (SOFR), 3/31/31, Callable
3/31/30 @ 100 1,154,947
2,635,000 Citigroup, Inc., 4.91% (SOFR), 5/24/33, Callable
5/24/32 @ 100 2,667,814
120,000 Citigroup, Inc., 6.63% (H15T5Y), 12/31/99, Callable
2/15/31 @ 100 121,336
165,000 First-Citizens Bank & Trust Co., 6.13%, 3/9/28 170,727
2,500,000 JPMorgan Chase & Co., 4.49% (TSFR3M), 3/24/31,
Callable 3/24/30 @ 100 2,518,722
181,000 JPMorgan Chase & Co., 2.96% (TSFR3M), 5/13/31,
Callable 5/13/30 @ 100 170,329
4,247,000 JPMorgan Chase & Co., 4.59% (SOFR), 4/26/33,
Callable 4/26/32 @ 100 4,273,370
937,000 JPMorgan Chase & Co., 4.91% (SOFR), 7/25/33,
Callable 7/25/32 @ 100 955,776
633,000 JPMorgan Chase & Co., 5.57% (SOFR), 4/22/36,
Callable 4/22/35 @ 100 665,462
724,000 Santander Holdings USA, Inc., 6.50% (SOFR),
3/9/29, Callable 3/9/28 @ 100 752,977
1,099,000 Wells Fargo & Co., 3.53% (SOFR), 3/24/28, Callable
3/24/27 @ 100 1,092,163
2,645,000 Wells Fargo & Co., 4.48% (TSFR3M), 4/4/31,
Callable 4/4/30 @ 100, MTN 2,656,328
2,221,000 Wells Fargo & Co., 5.15% (SOFR), 4/23/31, Callable
4/23/30 @ 100 2,291,092
428,000 Wells Fargo & Co., 5.50% (SOFR), 1/23/35, Callable
1/23/34 @ 100 446,349
637,000 Wells Fargo & Co., 5.61% (SOFR), 4/23/36, Callable
4/23/35 @ 100 667,626
100,000 Western Alliance Bancorp, 3.00% (TSFR3M),
6/15/31, Callable 6/15/26 @ 100 96,206
30,936,368
Principal Amount Value
Corporate Bonds, continued
Biotechnology (0.0%
†
):
$ 155,000 Emergent BioSolutions, Inc., 3.88%, 8/15/28,
Callable 1/21/26 @ 100(b) $ 137,950
Building Products (0.0%
†
):
100,000 Builders FirstSource, Inc., 4.25%, 2/1/32, Callable
8/1/26 @ 102.13(b) 94,875
180,000 Builders FirstSource, Inc., 6.75%, 5/15/35, Callable
5/15/30 @ 103.38(b) 188,100
73,000 Carrier Global Corp., 5.90%, 3/15/34, Callable
12/15/33 @ 100 78,112
45,000 Carrier Global Corp., 6.20%, 3/15/54, Callable
9/15/53 @ 100 48,449
60,000 Cornerstone Building Brands, Inc., 6.13%, 1/15/29,
Callable 2/5/26 @ 100(b) 30,000
45,000 Cornerstone Building Brands, Inc., 9.50%, 8/15/29,
Callable 8/15/26 @ 104.75(b) 33,300
40,000 Resideo Funding, Inc., 6.50%, 7/15/32, Callable
7/15/27 @ 103.25(b) 40,750
80,000 Standard Building Solutions, Inc., 5.88%, 3/15/34,
Callable 3/15/29 @ 102.94(b) 80,200
593,786
Capital Markets (1.4%):
421,000 Ares Strategic Income Fund, 5.45%, 9/9/28, Callable
8/9/28 @ 100(b) 423,923
340,000 Ares Strategic Income Fund, 5.80%, 9/9/30, Callable
8/9/30 @ 100(b) 342,640
170,000 Beach Acquisition Bidco LLC, 10.00%, 7/15/33,
Callable 7/15/28 @ 103(b) 187,213
40,000 Crosscountry Intermediate Holdco LLC, 6.75%,
12/1/32, Callable 12/1/28 @ 103.38(b) 40,500
75,000 CrossCountry Intermediate Holdco, LLC, 6.50%,
10/1/30, Callable 10/1/27 @ 103.25(b) 76,219
90,000 EF Holdco/EF Cayman Hold/Ellington Fin REIT
Cayman/TRS/EF Cayman Non-MTM, 7.38%,
9/30/30, Callable 9/30/27 @ 103.69(b) 90,788
590,000 Equitable Holdings, Inc., 4.57%, 2/15/29, Callable
11/15/28 @ 100(b) 592,172
2,880,000 Goldman Sachs Group, Inc. (The), 3.80%, 3/15/30,
Callable 12/15/29 @ 100 2,831,832
1,263,000 Goldman Sachs Group, Inc. (The), 2.38% (SOFR),
7/21/32, Callable 7/21/31 @ 100 1,131,883
3,062,000 Goldman Sachs Group, Inc. (The), 3.10% (SOFR),
2/24/33, Callable 2/24/32 @ 100 2,811,109
128,000 Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37 142,982
40,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp., 10.00%, 11/15/29, Callable 5/15/29 @
100(b) 40,000
160,000 Inversion Escrow Issuer LLC, 6.75%, 8/1/32,
Callable 8/1/28 @ 103.38(b) 159,000
100,000 Jefferies Finance LLC / JFIN Co.-Issuer Corp.,
5.00%, 8/15/28, Callable 2/5/26 @ 101.25(b) 96,025
180,000 Jefferies Finance LLC/JFIN Co.-Issuer Corp., 6.63%,
10/15/31, Callable 10/15/27 @ 103.31(b) 175,997
140,000 Kronos Acquisition Holdings, Inc., 8.25%, 6/30/31,
Callable 6/30/27 @ 104.13(b) 92,400
115,000 MajorDrive Holdings IV LLC, 6.38%, 6/1/29, Callable
2/5/26 @ 101.59(b) 82,512
2,534,000 Morgan Stanley, 3.62% (SOFR), 4/1/31, Callable
4/1/30 @ 100 2,456,475

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Capital Markets, continued
$ 483,000 Morgan Stanley, 5.19% (SOFR), 4/17/31, Callable
4/17/30 @ 100 $ 496,907
2,236,000 Morgan Stanley, 4.89% (SOFR), 7/20/33, Callable
7/20/32 @ 100 2,267,130
1,700,000 Morgan Stanley, 6.34% (SOFR), 10/18/33, Callable
10/18/32 @ 100 1,860,633
383,000 Morgan Stanley, 5.66% (SOFR), 4/17/36, Callable
4/17/35 @ 100 403,198
55,000 MPT Operating Partnership LP/MPT Finance Corp.,
4.63%, 8/1/29, Callable 1/16/26 @ 101.16 46,131
425,000 MSCI, Inc., 5.25%, 9/1/35, Callable 6/1/35 @ 100 428,888
143,000 MSCI, Inc., 5.15%, 3/15/36, Callable 12/15/35 @
100 141,388
125,000 Olympus Water US Holding Corp., 7.25%, 6/15/31,
Callable 6/15/27 @ 103.63(b) 127,500
140,000 Olympus Water US Holding Corp., 7.25%, 2/15/33,
Callable 10/1/28 @ 103.63(b) 140,350
161,809 SGUS LLC, 11.00%, 12/15/29, Callable 6/30/26
@ 103(b) 59,869
308,000 Sixth Street Specialty Lending, Inc., 6.13%, 3/1/29,
Callable 2/1/29 @ 100^ 318,347
35,000 Stonex Escrow Issuer LLC, 6.88%, 7/15/32, Callable
7/15/28 @ 103.44(b) 36,225
212,000 Sun Communities Operating LP, 2.30%, 11/1/28,
Callable 9/1/28 @ 100 201,324
272,000 Sun Communities Operating LP, 2.70%, 7/15/31,
Callable 4/15/31 @ 100 246,506
185,000 Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital
LLC, 6.00%, 1/15/30, Callable 2/5/26 @ 101.5(b) 172,050
18,720,116
Chemicals (0.3%):
337,056 Advancion Sciences, Inc., 9.25%, 11/1/26, Callable
2/5/26 @ 100(b) 289,868
185,000 Allied Universal Holdco LLC, 7.88%, 2/15/31,
Callable 2/15/27 @ 103.94(b) 194,481
249,000 Celanese US Holdings LLC, 6.85%, 11/15/28,
Callable 10/15/28 @ 100 259,583
70,000 Celanese US Holdings LLC, 6.50%, 4/15/30, Callable
4/15/27 @ 103.25 70,048
475,000 Celanese US Holdings LLC, 7.05%, 11/15/30,
Callable 9/15/30 @ 100 497,562
120,000 Celanese US Holdings LLC, 7.00%, 2/15/31, Callable
2/15/28 @ 103.5 122,400
70,000 Celanese US Holdings LLC, 6.88%, 7/15/32, Callable
4/15/32 @ 100 72,800
170,000 Celanese US Holdings LLC, 6.75%, 4/15/33, Callable
4/15/28 @ 103.38^ 168,373
296,000 Celanese US Holdings LLC, 7.20%, 11/15/33,
Callable 8/15/33 @ 100 312,650
120,000 Celanese US Holdings LLC, 7.38%, 2/15/34, Callable
2/15/29 @ 103.69 121,650
195,000 Chemours Co. (The), 5.75%, 11/15/28, Callable
1/16/26 @ 100.96(b) 189,150
30,000 Chemours Co. (The), 4.63%, 11/15/29, Callable
2/5/26 @ 101.16(b) 27,150
140,000 Chemours Co. (The), 8.00%, 1/15/33, Callable
1/15/28 @ 104(b) 135,275
230,000 Entegris, Inc., 3.63%, 5/1/29, Callable 2/5/26 @
101.81(b) 220,225
Principal Amount Value
Corporate Bonds, continued
Chemicals, continued
$ 160,000 Entegris, Inc., 5.95%, 6/15/30, Callable 1/16/26 @
102.98(b) $ 163,200
80,000 Mativ Holdings, Inc., 8.00%, 10/1/29, Callable
10/1/26 @ 104^(b) 80,800
100,000 Methanex US Operations, Inc., 6.25%, 3/15/32,
Callable 9/15/31 @ 100(b) 102,750
85,000 Olin Corp., 5.63%, 8/1/29, Callable 2/5/26 @
101.88 85,319
285,000 Olin Corp., 6.63%, 4/1/33, Callable 4/1/28 @
103.31(b) 282,150
227,000 Tronox, Inc., 4.63%, 3/15/29, Callable 2/5/26 @
101.16^(b) 158,900
185,000 WR Grace Holdings LLC, 5.63%, 8/15/29, Callable
2/5/26 @ 101.41(b) 175,288
40,000 WR Grace Holdings LLC, 7.38%, 3/1/31, Callable
3/1/26 @ 103.69(b) 40,900
110,000 WR Grace Holdings LLC, 6.63%, 8/15/32, Callable
8/15/28 @ 103.31(b) 111,100
3,881,622
Commercial Services & Supplies (0.1%):
75,000 ADT Security Corp. (The), 5.88%, 10/15/33, Callable
10/15/32 @ 100(b) 75,750
105,000 Allied Universal Holdco LLC/Allied Universal Finance
Corp., 6.88%, 6/15/30, Callable 6/15/27 @
103.44(b) 108,937
45,000 Beacon Mobility Corp., 7.25%, 8/1/30, Callable
8/1/27 @ 103.63(b) 47,081
205,000 Brand Industrial Services, Inc., 10.38%, 8/1/30,
Callable 8/1/26 @ 105.19(b) 200,644
40,000 Clean Harbors, Inc., 6.38%, 2/1/31, Callable 2/5/26
@ 103.19(b) 41,000
45,000 CoreCivic, Inc., 8.25%, 4/15/29, Callable 4/15/26
@ 104.13 47,250
100,000 Genesee & Wyoming, Inc., 6.25%, 4/15/32, Callable
4/15/27 @ 103.13(b) 103,000
100,000 GEO Group, Inc. (The), 10.25%, 4/15/31, Callable
4/15/27 @ 105.13 109,625
45,000 JH North America Holdings, Inc., 6.13%, 7/31/32,
Callable 7/31/28 @ 103.06(b) 46,238
140,000 OT Midco, Inc., 10.00%, 2/15/30, Callable 2/15/27
@ 105(b) 56,000
240,000 Rand Parent LLC, 8.50%, 2/15/30, Callable 2/15/26
@ 104.25(b) 249,600
50,000 Reworld Holding Corp., 4.88%, 12/1/29, Callable
2/5/26 @ 101.22(b) 47,875
85,000 TKC Holdings, Inc., 6.88%, 5/15/28, Callable 2/5/26
@ 101.72(b) 85,638
100,000 TKC Holdings, Inc., 10.50%, 5/15/29, Callable
2/5/26 @ 102.63(b) 102,875
160,000 United Rentals North America, Inc., 5.38%,
11/15/33, Callable 11/15/28 @ 102.69(b) 159,800
165,000 United Rentals North America, Inc., 6.13%,
3/15/34, Callable 3/15/29 @ 103.06(b) 171,600
105,000 WESCO Distribution, Inc., 6.38%, 3/15/33, Callable
3/15/28 @ 103.19(b) 109,331
85,000 Williams Scotsman, Inc., 6.63%, 4/15/30, Callable
4/15/27 @ 103.31(b) 87,656
1,849,900

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Construction & Engineering (0.1%):
$ 185,000 AECOM, 6.00%, 8/1/33, Callable 8/1/28 @ 103(b) $ 188,931
441,000 Artera Services LLC, 8.50%, 2/15/31, Callable
2/15/27 @ 104.25^(b) 364,928
180,000 Railworks Holdings LP/Railworks Rally, Inc., 8.25%,
11/15/28, Callable 2/5/26 @ 102.06(b) 181,575
40,000 Synergy Infrastructure Holdings LLC, 7.88%,
12/1/30, Callable 12/1/27 @ 103.94(b) 41,450
776,884
Construction Materials (0.0%
†
):
75,000 AmeriTex HoldCo Intermediate LLC, 7.63%,
8/15/33, Callable 8/15/28 @ 103.81(b) 78,656
145,000 Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28,
Callable 2/5/26 @ 101(b) 145,363
110,000 Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31,
Callable 11/15/26 @ 104.44(b) 117,288
55,000 Star Holding LLC, 8.75%, 8/1/31, Callable 8/1/27
@ 104.38(b) 52,937
394,244
Consumer Finance (0.4%):
1,000,000 Ally Financial, Inc., 7.10%, 11/15/27, Callable
10/15/27 @ 100 1,049,930
145,000 Ally Financial, Inc., 6.65% (H15T5Y), 1/17/40,
Callable 10/19/34 @ 100 145,480
300,000 Ally Financial, Inc., Series B, 4.70% (H15T5Y),
Callable 5/15/26 @ 100 298,466
738,000 Capital One Financial Corp., 3.27% (SOFR), 3/1/30,
Callable 3/1/29 @ 100 715,794
89,000 Ford Motor Credit Co. LLC, 5.73%, 9/5/30, Callable
8/5/30 @ 100 90,199
50,000 Navient Corp., 5.00%, 3/15/27, Callable 9/15/26
@ 100 49,812
65,000 Navient Corp., 4.88%, 3/15/28, Callable 6/15/27
@ 100 64,025
45,000 Navient Corp., 5.50%, 3/15/29, Callable 6/15/28
@ 100^ 44,325
103,000 Navient Corp., 7.88%, 6/15/32, Callable 9/15/31
@ 100^ 107,120
40,000 Onemain Finance Corp., 6.75%, 9/15/33, Callable
12/15/28 @ 103.38 40,450
45,000 OneMain Finance Corp., 3.88%, 9/15/28, Callable
2/5/26 @ 100.97 43,650
95,000 OneMain Finance Corp., 6.63%, 5/15/29, Callable
11/15/28 @ 100 98,087
110,000 OneMain Finance Corp., 6.13%, 5/15/30, Callable
11/15/29 @ 100 111,925
210,000 OneMain Finance Corp., 4.00%, 9/15/30, Callable
2/5/26 @ 102 196,087
140,000 OneMain Finance Corp., 7.13%, 9/15/32, Callable
6/15/28 @ 103.56 145,250
45,000 OneMain Finance Corp., 6.50%, 3/15/33, Callable
9/15/28 @ 103.25 45,338
40,000 PRA Group, Inc., 8.88%, 1/31/30, Callable 6/1/26
@ 104.44(b) 41,350
80,000 SLM Corp., 6.50%, 1/31/30, Callable 12/31/29 @
100 82,500
1,303,000 Synchrony Financial, 3.95%, 12/1/27, Callable
9/1/27 @ 100 1,297,368
4,667,156
Principal Amount Value
Corporate Bonds, continued
Consumer Staples Distribution & Retail (0.1%):
$ 40,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 3.50%, 3/15/29, Callable 2/5/26
@ 100(b) $ 38,350
80,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 5.50%, 3/31/31, Callable
11/15/27 @ 102.75(b) 80,600
70,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 6.25%, 3/15/33, Callable
3/15/28 @ 103.13(b) 71,925
70,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 5.75%, 3/31/34, Callable
11/15/28 @ 102.88(b) 70,263
65,000 C&S Group, 5.00%, 12/15/28, Callable 2/5/26
@100(b) 59,962
100,000 KeHE Distributors LLC/KeHE Finance Corp./
NextWave Distribution, Inc., 9.00%, 2/15/29,
Callable 2/15/26 @ 104.5(b) 104,000
85,000 Performance Food Group, Inc., 6.13%, 9/15/32,
Callable 9/15/27 @ 103.06(b) 87,337
345,000 US Foods, Inc., 4.63%, 6/1/30, Callable 2/5/26 @
102.31(b) 339,825
80,000 US Foods, Inc., 7.25%, 1/15/32, Callable 9/15/26
@ 103.63(b) 84,000
936,262
Containers & Packaging (0.0%
†
):
160,000 Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance plc, 6.25%, 1/30/31,
Callable 12/1/27 @ 103.13(b) 163,000
70,000 Clydesdale Acquisition Holdings, Inc., 8.75%,
4/15/30, Callable 2/5/26 @ 104.38(b) 71,050
105,000 Clydesdale Acquisition Holdings, Inc., 6.75%,
4/15/32, Callable 4/15/28 @ 103.38(b) 107,756
100,000 Crown Americas LLC, 5.88%, 6/1/33, Callable
6/1/28 @ 102.94(b) 102,000
65,000 Graphic Packaging International LLC, 3.75%, 2/1/30,
Callable 8/1/29 @ 100(b) 61,263
105,000 Graphic Packaging International LLC, 6.38%,
7/15/32, Callable 5/15/27 @ 103.19(b) 106,706
611,775
Distributors (0.0%
†
):
80,000 LBM Acquisition LLC, 9.50%, 6/15/31, Callable
6/15/27 @ 104.75(b) 82,800
299,100 Saks Global Enterprises LLC, 11.00%, 12/15/29,
Callable 12/15/26 @ 105.5(b) 17,946
100,746
Diversified Consumer Services (0.1%):
45,000 Service Corp. International, 5.75%, 10/15/32,
Callable 10/15/27 @ 102.88 45,731
285,000 Sotheby's, 7.38%, 10/15/27, Callable 1/16/26 @
100(b) 282,150
201,000 StoneMor, Inc., 8.50%, 5/15/29, Callable 2/5/26
@ 102.13(b) 195,975
70,000 Wand NewCo. 3, Inc., 7.63%, 1/30/32, Callable
1/30/27 @ 103.81(b) 73,850
205,000 Wayfair LLC, 7.25%, 10/31/29, Callable 10/31/26
@ 103.63(b) 213,713

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Diversified Consumer Services, continued
$ 260,000 Wayfair LLC, 7.75%, 9/15/30, Callable 9/15/27 @
103.88(b) $ 276,900
1,088,319
Diversified REITs (0.2%):
110,000 BW Real Estate, Inc., 9.50% (H15T5Y), Callable
3/30/30 @ 100(b) 111,848
95,000 Kennedy-Wilson, Inc., 4.75%, 2/1/30, Callable
2/5/26 @ 101.19 89,538
189,000 Piedmont Operating Partnership LP, 2.75%, 4/1/32,
Callable 1/1/32 @ 100 162,421
96,000 Store Capital LLC, 4.63%, 3/15/29, Callable
12/15/28 @ 100 95,584
1,277,000 Store Capital LLC, 2.75%, 11/18/30, Callable
8/18/30 @ 100 1,162,164
367,000 Ventas Realty LP, 3.00%, 1/15/30, Callable
10/15/29 @ 100 349,420
66,000 WP Carey, Inc., 3.85%, 7/15/29, Callable 4/15/29
@ 100 65,033
2,036,008
Diversified Telecommunication Services (0.1%):
75,000 ATP Tower Holdings/Andean Telecom Partners Chile
SpA/Andean Tower Partners C, 7.88%, 2/3/30,
Callable 2/3/27 @ 103.94(b) 77,344
60,000 Cablevision Lightpath LLC, 3.88%, 9/15/27, Callable
1/16/26 @ 100(b) 58,500
40,000 Cablevision Lightpath LLC, 5.63%, 9/15/28, Callable
1/16/26 @ 100(b) 39,100
160,000 Cogent Communications Group LLC/Cogent Finance,
Inc., 7.00%, 6/15/27, Callable 2/5/26 @ 101.75(b) 159,800
190,000 Cogent Communications Group LLC/Cogent Finance,
Inc., 7.00%, 6/15/27, Callable 1/16/26 @ 101.75(b) 189,762
45,000 Connect Holding II LLC, 10.50%, 4/3/31, Callable
12/24/27 @ 100(b) 42,638
35,000 Discovery Communications LLC, 6.35%, 6/1/40 29,050
130,000 Windstream Services LLC, 7.50%, 10/15/33,
Callable 10/15/28 @ 103.75(b) 133,412
729,606
Electric Utilities (0.3%):
92,000 AES Corp. (The), 6.95% (H15T5Y), 7/15/55, Callable
4/15/30 @ 100 89,930
165,000 Cleco Corporate Holdings LLC, 3.38%, 9/15/29,
Callable 6/15/29 @ 100 155,116
54,000 Duquesne Light Holdings, Inc., 2.53%, 10/1/30,
Callable 7/1/30 @ 100(b) 48,919
587,000 Duquesne Light Holdings, Inc., 2.78%, 1/7/32,
Callable 10/7/31 @ 100(b) 521,867
85,000 Edison International, 6.25%, 3/15/30, Callable
2/15/30 @ 100 88,843
70,000 Edison International, 8.13% (H15T5Y), 6/15/53,
Callable 3/15/28 @ 100^ 72,625
70,000 Edison International, 7.88% (H15T5Y), 6/15/54,
Callable 3/15/29 @ 100 73,150
173,000 Exelon Corp., 2.75%, 3/15/27, Callable 2/15/27
@ 100 170,297
1,075,000 Exelon Corp., 4.05%, 4/15/30, Callable 1/15/30
@ 100 1,063,785
210,000 Exelon Corp., 3.35%, 3/15/32, Callable 12/15/31
@ 100 195,755
Principal Amount Value
Corporate Bonds, continued
Electric Utilities, continued
$ 65,000 Hawaiian Electric Co., Inc., 6.00%, 10/1/33, Callable
10/1/28 @ 103(b) $ 65,813
105,000 Lightning Power LLC, 7.25%, 8/15/32, Callable
8/15/27 @ 103.63(b) 111,431
210,000 NRG Energy, Inc., 5.75%, 1/15/28, Callable 1/21/26
@ 100 209,737
20,000 NRG Energy, Inc., 3.38%, 2/15/29, Callable 1/16/26
@ 100.84(b) 19,036
40,000 NRG Energy, Inc., 3.63%, 2/15/31, Callable 2/15/26
@ 101.81(b) 37,120
110,000 NRG Energy, Inc., 5.75%, 1/15/34, Callable
10/15/28 @ 102.88(b) 110,688
65,000 NRG Energy, Inc., 6.25%, 11/1/34, Callable 11/1/29
@ 103.13(b) 66,706
110,000 NRG Energy, Inc., 6.00%, 1/15/36, Callable
10/15/30 @ 103(b) 111,375
105,000 PacifiCorp, 7.38% (H15T5Y), 9/15/55, Callable
6/17/30 @ 100 106,969
134,000 PG&E Corp, 7.38% (H15T5Y), 3/15/55, Callable
12/15/29 @ 100 139,360
175,000 PG&E Corp., 5.25%, 7/1/30, Callable 1/16/26 @
102.63 173,031
115,000 Talen Energy Supply LLC, 6.25%, 2/1/34, Callable
10/15/28 @ 103.13(b) 117,300
115,000 Talen Energy Supply LLC, 6.50%, 2/1/36, Callable
10/15/30 @ 103.25(b) 118,594
330,000 Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable
1/16/26 @ 100(b) 330,000
130,000 Vistra Operations Co. LLC, 7.75%, 10/15/31,
Callable 10/15/26 @ 103.88(b) 137,475
15,000 XPLR Infrastructure Operating Partners LP, 7.25%,
1/15/29, Callable 10/15/28 @ 100(b) 15,338
4,350,260
Electronic Equipment, Instruments & Components (0.0%
†
):
120,000 Coherent Corp., 5.00%, 12/15/29, Callable 1/16/26
@ 101.25(b) 119,400
85,000 Insight Enterprises, Inc., 6.63%, 5/15/32, Callable
5/15/27 @ 103.31(b) 87,125
206,525
Energy Equipment & Services (0.0%
†
):
45,000 Kodiak Gas Services LLC, 6.50%, 10/1/33, Callable
10/1/28 @ 103.25(b) 45,900
70,000 Kodiak Gas Services LLC, 6.75%, 10/1/35, Callable
10/1/30 @ 103.38(b) 71,750
75,000 Nabors Industries, Inc., 8.88%, 8/15/31, Callable
8/15/27 @ 104.44^(b) 72,750
120,000 XPLR Infrastructure Operating Partners LP, 8.38%,
1/15/31, Callable 9/15/27 @ 104.19^(b) 125,550
123,000 XPLR Infrastructure Operating Partners LP, 8.63%,
3/15/33, Callable 3/15/28 @ 104.31(b) 128,996
145,000 XPLR Infrastructure Operating Partners LP, 7.75%,
4/15/34, Callable 4/15/29 @ 103.88(b) 146,994
591,940
Financial Services (0.8%):
290,000 Acrisure LLC/Acrisure Finance, Inc., 6.00%, 8/1/29,
Callable 2/5/26 @ 101.5(b) 286,737
45,000 Acrisure LLC/Acrisure Finance, Inc., 6.75%, 7/1/32,
Callable 7/1/28 @ 103.38(b) 46,237

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Financial Services, continued
$ 240,000 Air Lease Corp., Series C, 4.13% (H15T5Y), Callable
12/15/26 @ 100 $ 234,106
215,000 Alpha Generation LLC, 6.25%, 1/15/34, Callable
10/15/28 @ 103.13(b) 216,344
120,000 APH Somerset Investor 2 LLC/APH2 Somerset
Investor 2 LLC/APH3 Somerset Investor 2 LLC,
7.88%, 11/1/29, Callable 11/1/26 @ 103.94(b) 121,350
30,000 Ascent Resources Utica Holdings LLC/ARU Finance
Corp., 6.63%, 10/15/32, Callable 10/15/27 @
103.31(b) 30,825
45,000 Ascent Resources Utica Holdings LLC/ARU Finance
Corp., 6.63%, 7/15/33, Callable 7/15/28 @
103.31(b) 46,406
900,000 Blackstone Private Credit Fund, 7.30%, 11/27/28,
Callable 10/27/28 @ 100 952,802
40,000 Block, Inc., 2.75%, 6/1/26, Callable 5/1/26 @ 100 39,700
65,000 Block, Inc., 5.63%, 8/15/30, Callable 8/15/27 @
102.81(b) 66,138
40,000 Block, Inc., 3.50%, 6/1/31, Callable 3/1/31 @ 100 37,450
205,000 Block, Inc., 6.50%, 5/15/32, Callable 5/15/27 @
103.25 212,688
105,000 Block, Inc., 6.00%, 8/15/33, Callable 8/15/28 @
103(b) 107,494
110,000 Boost Newco Borrower LLC, 7.50%, 1/15/31,
Callable 1/15/27 @ 103.75(b) 116,600
80,000 Burford Capital Global Finance LLC, 7.50%, 7/15/33,
Callable 7/15/28 @ 103.75(b) 76,800
50,000 Camelot Return Merger Sub, Inc., 8.75%, 8/1/28,
Callable 2/5/26 @ 103.28(b) 39,250
120,000 Champions Financing, Inc., 8.75%, 2/15/29, Callable
2/15/26 @ 104.38^(b) 117,900
824,000 Corebridge Financial, Inc., 3.65%, 4/5/27, Callable
3/5/27 @ 100 818,452
339,000 Corebridge Financial, Inc., 3.85%, 4/5/29, Callable
2/5/29 @ 100 333,226
404,000 Corebridge Financial, Inc., 3.90%, 4/5/32, Callable
1/5/32 @ 100 383,781
92,000 Corebridge Financial, Inc., 4.35%, 4/5/42, Callable
10/5/41 @ 100 78,360
116,000 HA Sustainable Infrastructure Capital, Inc., 8.00%
(H15T5Y), 6/1/56, Callable 3/1/31 @ 100 120,495
40,000 Hightower Holding LLC, 6.75%, 4/15/29, Callable
2/5/26 @ 101.69(b) 39,700
1,452,000 HPS Corporate Lending Fund, 5.45%, 1/14/28,
Callable 12/14/27 @ 100 1,466,839
71,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp., 6.25%, 5/15/26, Callable 2/5/26 @ 100 70,823
375,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp., 5.25%, 5/15/27, Callable 11/15/26 @ 100 368,438
225,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp., 9.00%, 6/15/30, Callable 12/15/29 @ 100 214,312
125,000 ION Platform Finance US, Inc., 7.88%, 9/30/32,
Callable 9/30/28 @ 103.94(b) 118,281
358,000 Jackson Financial, Inc., 5.17%, 6/8/27, Callable
5/8/27 @ 100 362,027
91,000 Jackson Financial, Inc., 3.13%, 11/23/31, Callable
8/23/31 @ 100 82,788
386,000 Jackson Financial, Inc., 5.67%, 6/8/32, Callable
3/8/32 @ 100 400,413
Principal Amount Value
Corporate Bonds, continued
Financial Services, continued
$ 140,000 Jane Street Group/JSG Finance, Inc., 6.13%,
11/1/32, Callable 11/1/27 @ 103.06(b) $ 142,275
215,000 Jane Street Group/JSG Finance, Inc., 6.75%,
5/1/33, Callable 5/1/28 @ 103.38(b) 223,869
40,000 Jefferson Capital Holdings LLC, 8.25%, 5/15/30,
Callable 5/15/27 @ 104.13(b) 41,850
40,000 Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp., 4.75%, 6/15/29, Callable 2/5/26 @
101.19(b) 39,500
65,000 Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp., 7.00%, 7/15/31, Callable 7/15/27
@ 103.5(b) 68,981
85,000 Level 3 Financing, Inc., 3.63%, 1/15/29, Callable
1/16/26 @ 100(b) 78,094
45,000 Level 3 Financing, Inc., 4.88%, 6/15/29, Callable
3/22/26 @ 102.31(b) 43,762
55,000 Level 3 Financing, Inc., 3.75%, 7/15/29, Callable
2/5/26 @ 100(b) 49,844
195,000 Level 3 Financing, Inc., 6.88%, 6/30/33, Callable
6/30/28 @ 103.44(b) 199,387
120,000 Level 3 Financing, Inc., 7.00%, 3/31/34, Callable
8/31/28 @ 103.5(b) 123,000
210,000 Level 3 Financing, Inc., 8.50%, 1/15/36, Callable
1/15/31 @ 104.25(b) 214,725
330,000 MPT Operating Partnership LP/MPT Finance Corp.,
5.00%, 10/15/27, Callable 2/5/26 @ 100 318,450
80,000 MPT Operating Partnership LP/MPT Finance Corp.,
3.50%, 3/15/31, Callable 3/15/26 @ 101.75 58,000
75,000 PBF Holding Co. LLC/PBF Finance Corp., 9.88%,
3/15/30, Callable 3/15/27 @ 104.94(b) 76,969
70,000 PennyMac Financial Services, Inc., 6.88%, 2/15/33,
Callable 2/15/28 @ 103.44(b) 72,800
75,000 PennyMac Financial Services, Inc., 6.75%, 2/15/34,
Callable 8/15/28 @ 103.38(b) 77,438
120,000 Perimeter Holdings LLC, 6.25%, 1/15/34, Callable
1/15/29 @ 103.13(b) 119,400
85,000 Shift4 Payments LLC/Shift4 Payments Finance Sub,
Inc., 6.75%, 8/15/32, Callable 8/15/27 @ 103.38(b) 87,550
505,000 Sixth Street Lending Partners, 6.13%, 7/15/30,
Callable 6/15/30 @ 100 517,172
145,000 UWM Holdings LLC, 6.63%, 2/1/30, Callable 2/1/27
@ 103.31(b) 146,450
75,000 UWM Holdings LLC, 6.25%, 3/15/31, Callable
3/15/28 @ 103.13(b) 74,531
40,000 VFH Parent LLC/Valor Co.-Issuer, Inc., 7.50%,
6/15/31, Callable 6/15/27 @ 103.75(b) 41,750
65,000 Walker & Dunlop, Inc., 6.63%, 4/1/33, Callable
4/1/28 @ 103.31(b) 66,463
75,000 WEX, Inc., 6.50%, 3/15/33, Callable 3/15/28 @
103.25(b) 76,594
230,000 Wrangler Holdco Corp., 6.63%, 4/1/32, Callable
4/1/27 @ 103.31(b) 240,350
10,805,966
Food Products (0.2%):
154,000 JBS USA Food Co., 3.63%, 1/15/32, Callable
1/15/27 @ 101.81(b) 139,249
195,000 Lamb Weston Holdings, Inc., 4.38%, 1/31/32,
Callable 1/31/27 @ 102.19(b) 185,006
538,000 Mars, Inc., 4.80%, 3/1/30, Callable 2/1/30 @ 100(b) 550,125

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Food Products, continued
$ 404,000 Mars, Inc., 5.00%, 3/1/32, Callable 1/1/32 @ 100(b) $ 416,537
336,000 Mars, Inc., 5.20%, 3/1/35, Callable 12/1/34 @
100(b) 344,752
69,000 Post Holdings, Inc., 4.50%, 9/15/31, Callable
9/15/26 @ 102.25(b) 65,378
280,000 Post Holdings, Inc., 6.38%, 3/1/33, Callable 9/1/27
@ 103.19(b) 282,800
85,000 Post Holdings, Inc., 6.25%, 10/15/34, Callable
10/15/29 @ 103.13(b) 85,319
40,000 Post Holdings, Inc., 6.50%, 3/15/36, Callable
3/15/31 @ 103.25(b) 39,950
105,000 Quikrete Holdings, Inc., 6.38%, 3/1/32, Callable
3/1/28 @ 103.19(b) 109,200
2,218,316
Ground Transportation (0.1%):
85,000 Avis Budget Car Rental LLC/Avis Budget Finance,
Inc., 8.38%, 6/15/32, Callable 6/15/28 @ 104.19(b) 87,550
266,000 Boeing Co. (The), 6.86%, 5/1/54, Callable 11/1/53
@ 100 298,500
337,000 Uber Technologies, Inc., 4.15%, 1/15/31, Callable
12/15/30 @ 100 335,392
266,000 Uber Technologies, Inc., 4.80%, 9/15/35, Callable
6/15/35 @ 100 264,751
130,000 XPO, Inc., 7.13%, 2/1/32, Callable 2/1/27 @
103.56(b) 136,337
1,122,530
Health Care Equipment & Supplies (0.0%
†
):
105,000 DaVita, Inc., 6.75%, 7/15/33, Callable 7/15/28 @
103.38(b) 108,544
40,000 Sotera Health Holdings LLC, 7.38%, 6/1/31, Callable
6/1/27 @ 103.69(b) 41,950
150,494
Health Care Providers & Services (0.8%):
80,000 Acadia Healthcare Co., Inc., 7.38%, 3/15/33,
Callable 3/15/28 @ 103.69^(b) 80,600
60,000 Accendra Health, Inc., 4.50%, 3/31/29, Callable
2/5/26 @ 101.13^(b) 40,200
80,000 AdaptHealth LLC, 5.13%, 3/1/30, Callable 1/16/26
@ 102.56(b) 77,700
1,365,000 Centene Corp., 4.25%, 12/15/27, Callable 1/21/26
@ 100 1,356,462
1,325,000 Centene Corp., 2.45%, 7/15/28, Callable 5/15/28
@ 100 1,237,394
410,000 Centene Corp., 4.63%, 12/15/29, Callable 2/5/26
@ 101.54 397,464
245,000 Centene Corp., 3.38%, 2/15/30, Callable 1/21/26
@ 101.69 225,530
610,000 Centene Corp., 2.63%, 8/1/31, Callable 5/1/31 @
100 522,744
200,000 CHS/Community Health Systems, Inc., 6.13%,
4/1/30, Callable 2/5/26 @ 103.06(b) 160,000
250,000 CHS/Community Health Systems, Inc., 5.25%,
5/15/30, Callable 2/5/26 @ 102.63(b) 233,750
655,000 CHS/Community Health Systems, Inc., 4.75%,
2/15/31, Callable 2/15/26 @ 102.38(b) 582,131
75,000 CHS/Community Health Systems, Inc., 9.75%,
1/15/34, Callable 8/15/28 @ 104.88(b) 78,656
Principal Amount Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$ 343,000 CVS Health Corp., 5.00%, 1/30/29, Callable
12/30/28 @ 100 $ 349,653
140,000 CVS Health Corp., 5.25%, 1/30/31, Callable
11/30/30 @ 100 144,448
495,000 CVS Health Corp., 6.75% (H15T5Y), 12/10/54,
Callable 9/10/34 @ 100 510,829
270,000 DaVita, Inc., 4.63%, 6/1/30, Callable 2/5/26 @
102.31(b) 261,900
40,000 Global Medical Response, Inc., 7.38%, 10/1/32,
Callable 10/1/28 @ 103.69(b) 41,550
534,000 HCA, Inc., 5.63%, 9/1/28, Callable 3/1/28 @ 100 550,432
503,000 HCA, Inc., 5.88%, 2/1/29, Callable 8/1/28 @ 100 524,133
510,000 HCA, Inc., 3.50%, 9/1/30, Callable 3/1/30 @ 100 490,721
99,000 HCA, Inc., 3.63%, 3/15/32, Callable 12/15/31 @
100 93,431
314,000 Humana, Inc., 3.70%, 3/23/29, Callable 2/23/29
@ 100 307,884
160,000 IQVIA, Inc., 6.25%, 6/1/32, Callable 6/1/28 @
103.13(b) 166,800
50,000 LifePoint Health, Inc., 10.00%, 6/1/32, Callable
6/1/27 @ 105(b) 53,000
290,000 Medline Borrower LP, 3.88%, 4/1/29, Callable
2/5/26 @ 100.97(b) 283,112
100,000 Medline Borrower LP/Medline Co-Issuer, Inc.,
6.25%, 4/1/29, Callable 4/1/26 @ 103.13(b) 103,375
15,000 ModivCare, Inc., 5.00%, 10/1/29, Callable 2/5/26
@ 101.25(b)(d) 66
120,000 Molina Healthcare, Inc., 6.50%, 2/15/31, Callable
12/15/27 @ 103.25(b) 122,550
145,000 Molina Healthcare, Inc., 3.88%, 5/15/32, Callable
2/15/32 @ 100(b) 131,225
115,000 Molina Healthcare, Inc., 6.25%, 1/15/33, Callable
1/15/28 @ 103.13(b) 116,150
200,000 National Mentor Holdings, Inc., 10.50%, 12/15/30,
Callable 12/15/27 @ 105.25(b) 200,500
90,000 Prime Healthcare Services, Inc., 9.38%, 9/1/29,
Callable 9/1/26 @ 104.69(b) 94,725
45,000 Radiology Partners, Inc., 8.50%, 7/15/32, Callable
7/15/28 @ 104.25(b) 46,913
80,000 Surgery Center Holdings, Inc., 7.25%, 4/15/32,
Callable 4/15/27 @ 103.63(b) 80,900
216,000 Tenet Healthcare Corp., 6.13%, 10/1/28, Callable
2/5/26 @ 100 216,270
60,000 Tenet Healthcare Corp., 4.25%, 6/1/29, Callable
1/21/26 @ 101.06 59,025
100,000 Tenet Healthcare Corp., 4.38%, 1/15/30, Callable
2/5/26 @ 101.09 98,125
125,000 Tenet Healthcare Corp., 5.50%, 11/15/32, Callable
11/15/28 @ 102.75(b) 126,406
75,000 Tenet Healthcare Corp., 6.00%, 11/15/33, Callable
11/15/28 @ 103(b) 77,063
117,000 Toledo Hospital (The), Series B, 5.33%, 11/15/28 118,755
195,000 US Acute Care Solutions LLC, 9.75%, 5/15/29,
Callable 5/15/26 @ 104.88(b) 196,219
10,558,791
Health Care REITs (0.3%):
30,000 CTR Partnership LP/CareTrust Capital Corp., 3.88%,
6/30/28, Callable 3/30/28 @ 100(b) 29,250

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Health Care REITs, continued
$ 66,000 Healthcare Realty Holdings LP, 3.50%, 8/1/26,
Callable 5/1/26 @ 100 $ 65,683
63,000 Healthcare Realty Holdings LP, 3.10%, 2/15/30,
Callable 11/15/29 @ 100 59,709
100,000 MPT Operating Partnership LP/MPT Finance Corp.,
0.99%, 10/15/26, Callable 9/15/26 @ 100 111,995
2,482,000 Omega Healthcare Investors, Inc., 3.63%, 10/1/29,
Callable 7/1/29 @ 100 2,399,501
105,000 Omega Healthcare Investors, Inc., 3.38%, 2/1/31,
Callable 11/1/30 @ 100 98,225
130,000 Omega Healthcare Investors, Inc., 3.25%, 4/15/33,
Callable 1/15/33 @ 100 115,532
1,214,000 Sabra Health Care LP, 3.20%, 12/1/31, Callable
9/1/31 @ 100 1,109,292
3,989,187
Hotels, Restaurants & Leisure (0.1%):
265,000 Fertitta Entertainment LLC/Fertitta Entertainment
Finance Co., Inc., 6.75%, 1/15/30, Callable 2/5/26
@ 101.69(b) 249,763
80,000 Hilton Domestic Operating Co., Inc., 5.88%, 4/1/29,
Callable 4/1/26 @ 102.94(b) 81,700
290,000 Hilton Domestic Operating Co., Inc., 5.88%,
3/15/33, Callable 3/15/28 @ 102.94(b) 297,975
85,000 Hilton Domestic Operating Co., Inc., 5.75%,
9/15/33, Callable 7/1/28 @ 102.88(b) 86,700
40,000 Hilton Domestic Operating Co., Inc., 5.50%,
3/31/34, Callable 12/1/28 @ 102.75(b) 40,200
80,000 Hilton Grand Vacations Borrower LLC/Hilton Grand
Vacations Borrower, Inc., 6.63%, 1/15/32, Callable
1/15/27 @ 103.31(b) 81,900
165,000 LFS Topco LLC, 8.75%, 7/15/30, Callable 7/15/27
@ 104.38(b) 166,031
115,000 Life Time, Inc., 6.00%, 11/15/31, Callable 11/15/27
@ 103(b) 117,300
40,000 Lindblad Expeditions LLC, 7.00%, 9/15/30, Callable
9/15/27 @ 103.5(b) 41,550
40,000 Mohegan Tribal Gaming Authority/MS Digital
Entertainment Holdings LLC, 8.25%, 4/15/30,
Callable 4/15/27 @ 104.13(b) 41,650
60,000 Mohegan Tribal Gaming Authority/MS Digital
Entertainment Holdings LLC, 11.88%, 4/15/31,
Callable 4/15/27 @ 105.94(b) 63,150
1,267,919
Household Durables (0.1%):
55,000 Ashton Woods USA LLC/Ashton Woods Finance Co.,
4.63%, 4/1/30, Callable 2/5/26 @ 102.31(b) 52,112
45,000 Ashton Woods USA LLC/Ashton Woods Finance Co.,
6.88%, 8/1/33, Callable 8/1/28 @ 103.44(b) 44,888
80,000 Beazer Homes USA, Inc., 7.50%, 3/15/31, Callable
3/15/27 @ 103.75(b) 80,600
90,000 Century Communities, Inc., 6.63%, 9/15/33,
Callable 9/15/28 @ 103.31(b) 90,675
85,000 Dream Finders Homes, Inc., 6.88%, 9/15/30,
Callable 9/15/27 @ 103.44(b) 85,638
85,000 LGI Homes, Inc., 8.75%, 12/15/28, Callable 1/16/26
@ 104.38(b) 88,188
245,000 LGI Homes, Inc., 7.00%, 11/15/32, Callable
11/15/27 @ 103.5(b) 234,587
Principal Amount Value
Corporate Bonds, continued
Household Durables, continued
$ 75,000 New Home Co., Inc. (The), 8.50%, 11/1/30, Callable
11/1/27 @ 104.25(b) $ 76,875
70,000 Taylor Morrison Communities, Inc., 5.75%,
11/15/32, Callable 5/15/32 @ 100(b) 71,838
140,000 TopBuild Corp., 4.13%, 2/15/32, Callable 10/15/26
@ 102.06(b) 132,650
75,000 TopBuild Corp., 5.63%, 1/31/34, Callable 9/30/28
@ 102.81(b) 75,562
155,000 Whirlpool Corp., 6.13%, 6/15/30, Callable 3/15/30
@ 100 154,612
250,000 Whirlpool Corp., 6.50%, 6/15/33, Callable 3/15/33
@ 100 241,250
10,000 Whirlpool Corp., 5.75%, 3/1/34, Callable 12/1/33
@ 100 9,239
1,438,714
Independent Power and Renewable Electricity Producers
(0.1%):
1,412,000 AES Corp. (The), 3.95%, 7/15/30, Callable 4/15/30
@ 100(b) 1,372,436
218,000 AES Corp. (The), 2.45%, 1/15/31, Callable 10/15/30
@ 100 197,583
30,000 Clearway Energy Operating LLC, 4.75%, 3/15/28,
Callable 1/16/26 @ 101.19(b) 29,887
120,000 Clearway Energy Operating LLC, 3.75%, 1/15/32,
Callable 1/15/27 @ 101.88(b) 109,350
230,000 Sunnova Energy Corp., 5.88%, 9/1/26, Callable
2/5/26 @ 100(b)(d) 2,022
1,711,278
Industrial Conglomerates (0.0%
†
):
85,000 Allison Transmission, Inc., 5.88%, 12/1/33, Callable
12/1/28 @ 102.94(b) 85,850
85,000 Enpro, Inc., 6.13%, 6/1/33, Callable 6/1/28 @
103.06(b) 87,550
60,000 Global Partners LP/GLP Finance Corp., 8.25%,
1/15/32, Callable 1/15/27 @ 104.13(b) 63,000
236,400
Insurance (0.3%):
80,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer, 5.88%, 11/1/29, Callable 2/5/26 @
101.47(b) 79,600
1,268,000 Athene Global Funding, 5.34%, 1/15/27(b) 1,282,563
573,000 Athene Global Funding, 5.58%, 1/9/29(b) 592,347
271,000 Corebridge Financial, Inc., 6.05%, 9/15/33, Callable
6/15/33 @ 100 288,152
436,000 Pacific LifeCorp, 5.13%, 1/30/43(b) 413,182
949,000 Unum Group, 5.75%, 8/15/42 937,937
117,000 Western-Southern Global Funding, 4.90%, 5/1/30(b) 119,546
3,713,327
Interactive Media & Services (0.0%
†
):
65,000 Snap, Inc., 6.88%, 3/1/33, Callable 3/1/28 @
103.44(b) 67,113
45,000 Snap, Inc., 6.88%, 3/15/34, Callable 9/15/28 @
103.44(b) 46,181
113,294
IT Services (0.2%):
85,000 Amentum Holdings, Inc., 7.25%, 8/1/32, Callable
8/1/27 @ 103.63(b) 89,463

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
IT Services, continued
$ 360,000 APLD Compute Co.LLC, 9.25%, 12/15/30, Callable
12/15/27 @ 104.63(b) $ 352,350
275,000 Asurion LLC And Asurion Co. Issuer, Inc., 8.00%,
12/31/32, Callable 12/31/28 @ 104(b) 284,281
100,000 Cipher Compute LLC, 7.13%, 11/15/30, Callable
11/15/27 @ 103.56(b) 101,625
155,000 CoreWeave, Inc., 9.25%, 6/1/30, Callable 6/1/27
@ 104.63(b) 144,150
230,000 CoreWeave, Inc., 9.00%, 2/1/31, Callable 2/1/28
@ 104.5(b) 210,163
165,000 Flash Compute LLC, 7.25%, 12/31/30, Callable
12/31/27 @ 103.63(b) 162,937
310,000 Neptune Bidco US, Inc., 9.29%, 4/15/29, Callable
2/5/26 @ 104.65(b) 310,000
67,000 Paychex, Inc., 5.10%, 4/15/30, Callable 3/15/30
@ 100 68,947
94,000 Paychex, Inc., 5.35%, 4/15/32, Callable 2/15/32
@ 100 97,346
185,000 Wulf Compute LLC, 7.75%, 10/15/30, Callable
10/15/27 @ 103.88(b) 190,319
165,000 X Ai LLC/X Ai Co. Issuer Corp., 12.50%, 6/30/30,
Callable 7/15/27 @ 106.25 175,312
2,186,893
Leisure Products (0.0%
†
):
45,000 Acushnet Co., 5.63%, 12/1/33, Callable 12/1/28 @
102.81(b) 45,450
80,000 Amer Sports Co., 6.75%, 2/16/31, Callable 2/16/27
@ 103.38(b) 83,500
128,950
Machinery (0.0%
†
):
95,000 GEO Group, Inc. (The), 8.63%, 4/15/29, Callable
4/15/26 @ 104.31 99,631
40,000 New Flyer Holdings, Inc., 9.25%, 7/1/30, Callable
7/1/27 @ 104.63(b) 42,900
142,531
Media (0.7%):
115,000 Advantage Sales & Marketing, Inc., 6.50%,
11/15/28, Callable 1/16/26 @ 100^(b) 93,869
160,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
4.25%, 2/1/31, Callable 2/5/26 @ 102.13(b) 146,400
60,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
4.75%, 2/1/32, Callable 2/1/27 @ 102.38(b) 54,600
155,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
4.50%, 5/1/32, Callable 5/1/26 @ 102.25 138,337
90,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
4.50%, 6/1/33, Callable 6/1/27 @ 102.25(b) 78,637
105,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
4.25%, 1/15/34, Callable 1/15/28 @ 102.13(b) 88,988
405,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 6.10%, 6/1/29,
Callable 5/1/29 @ 100 422,034
95,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 2.30%, 2/1/32,
Callable 11/1/31 @ 100 81,661
813,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.40%, 4/1/33,
Callable 1/1/33 @ 100 766,426
Principal Amount Value
Corporate Bonds, continued
Media, continued
$ 279,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 6.55%, 6/1/34,
Callable 3/1/34 @ 100 $ 293,581
1,256,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.38%, 5/1/47,
Callable 11/1/46 @ 100 1,036,195
809,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.80%, 3/1/50,
Callable 9/1/49 @ 100 607,324
1,064,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.50%, 4/1/63,
Callable 10/1/62 @ 100 838,410
95,000 Clear Channel Outdoor Holdings, Inc., 7.75%,
4/15/28, Callable 2/5/26 @ 101.94(b) 94,881
110,000 Clear Channel Outdoor Holdings, Inc., 7.50%,
6/1/29, Callable 2/5/26 @ 101.88(b) 108,900
65,000 Clear Channel Outdoor Holdings, Inc., 7.88%,
4/1/30, Callable 10/1/26 @ 103.94(b) 68,331
105,000 Clear Channel Outdoor Holdings, Inc., 7.13%,
2/15/31, Callable 8/15/27 @ 103.56(b) 109,594
105,000 Clear Channel Outdoor Holdings, Inc., 7.50%,
3/15/33, Callable 9/15/28 @ 103.75(b) 110,906
30,000 CMG Media Corp., 8.88%, 6/18/29, Callable
1/16/26 @ 104.44(b) 25,650
320,000 CSC Holdings LLC, 4.13%, 12/1/30, Callable 2/5/26
@ 102.06(b) 196,800
135,000 CSC Holdings LLC, 4.63%, 12/1/30, Callable 2/5/26
@ 102.31(b) 47,250
195,000 CSC Holdings LLC, 3.38%, 2/15/31, Callable 2/15/26
@ 101.69(b) 117,975
175,000 CSC Holdings LLC, 4.50%, 11/15/31, Callable
11/15/26 @ 102.25(b) 106,312
65,000 DISH DBS Corp., 7.38%, 7/1/28, Callable 1/16/26
@ 100 62,725
110,000 DISH DBS Corp., 5.13%, 6/1/29 97,350
505,801 EchoStar Corp., 6.75%, 11/30/30, Callable 11/30/26
@ 102 515,917
80,000 EW Scripps Co. (The), 9.88%, 8/15/30, Callable
8/15/27 @ 104.94(b) 79,600
115,000 Lamar Media Corp., 5.38%, 11/1/33, Callable
11/1/28 @ 102.69(b) 114,281
1,620,000 Time Warner Cable LLC, 6.55%, 5/1/37 1,651,650
280,000 Time Warner Cable LLC, 7.30%, 7/1/38 299,766
69,000 Time Warner Cable LLC, 5.50%, 9/1/41, Callable
3/1/41 @ 100 60,511
340,000 Uniti Group LP/Uniti Group Finance 2019, Inc./CSL
Capital LLC, 8.63%, 6/15/32, Callable 6/15/28 @
104.31(b) 334,050
205,000 Uniti Group LP/Uniti Group Finance, Inc./CSL Capital
LLC, 6.50%, 2/15/29, Callable 1/16/26 @ 101.63(b) 196,800
305,000 Univision Communications, Inc., 8.50%, 7/31/31,
Callable 7/31/27 @ 104.25(b) 317,963
65,000 Univision Communications, Inc., 9.38%, 8/1/32,
Callable 8/1/28 @ 104.69(b) 69,631
110,000 Warnermedia Holdings, Inc., 5.05%, 3/15/42,
Callable 9/15/41 @ 100 77,825
25,000 Warnermedia Holdings, Inc., 5.14%, 3/15/52,
Callable 9/15/51 @ 100 16,500
9,527,630

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Metals & Mining (0.1%):
$ 85,000 Century Aluminum Co., 6.88%, 8/1/32, Callable
8/1/28 @ 103.44(b) $ 87,231
45,000 Cleveland-Cliffs, Inc., 4.88%, 3/1/31, Callable 3/1/26
@ 102.44(b) 43,087
35,000 Cleveland-Cliffs, Inc., 7.00%, 3/15/32, Callable
3/15/27 @ 103.5(b) 35,788
50,000 Cleveland-Cliffs, Inc., 7.38%, 5/1/33, Callable 5/1/28
@ 103.69(b) 52,000
105,000 Cleveland-Cliffs, Inc., 7.63%, 1/15/34, Callable
1/15/29 @ 103.81(b) 109,594
45,000 Commercial Metals Co., 4.13%, 1/15/30, Callable
1/16/26 @ 101.03 43,594
60,000 Commercial Metals Co., 4.38%, 3/15/32, Callable
3/15/27 @ 102.19 57,450
95,000 Commercial Metals Co., 5.75%, 11/15/33, Callable
11/15/28 @ 102.88(b) 97,019
120,000 Commercial Metals Co., 6.00%, 12/15/35, Callable
12/15/30 @ 103(b) 123,000
90,000 Kaiser Aluminum Corp., 5.88%, 3/1/34, Callable
3/1/29 @ 102.94(b) 90,225
115,000 Light & Wonder International, Inc., 6.25%, 10/1/33,
Callable 10/1/28 @ 103.13(b) 116,006
180,000 Novelis Corp., 3.88%, 8/15/31, Callable 8/15/26 @
101.94(b) 163,575
45,000 Novelis Corp., 6.38%, 8/15/33, Callable 8/15/28 @
103.19(b) 45,506
1,064,075
Mortgage Real Estate Investment Trusts (REITs) (0.1%):
100,000 PennyMac Financial Services, Inc., 6.88%, 5/15/32,
Callable 5/15/28 @ 103.44(b) 104,250
65,000 Rithm Capital Corp., 8.00%, 4/1/29, Callable 4/1/26
@ 104(b) 66,381
75,000 Rithm Capital Corp., 8.00%, 7/15/30, Callable
7/15/27 @ 104(b) 76,500
255,000 Rocket Cos., Inc., 6.13%, 8/1/30, Callable 8/1/27
@ 103.06(b) 263,288
255,000 Rocket Cos., Inc., 6.38%, 8/1/33, Callable 8/1/28
@ 103.19(b) 265,838
45,000 Starwood Property Trust, Inc., 5.25%, 10/15/28,
Callable 7/15/28 @ 100(b) 45,219
95,000 Starwood Property Trust, Inc., 6.50%, 7/1/30,
Callable 1/1/30 @ 100(b) 99,037
130,000 Starwood Property Trust, Inc., 6.50%, 10/15/30,
Callable 4/15/30 @ 100(b) 135,525
90,000 Starwood Property Trust, Inc., 5.75%, 1/15/31,
Callable 7/15/30 @ 100(b) 90,900
1,146,938
Multi-Utilities (0.2%):
1,100,000 NiSource, Inc., 2.95%, 9/1/29, Callable 6/1/29 @
100 1,054,709
1,000,000 NiSource, Inc., 5.25%, 2/15/43, Callable 8/15/42
@ 100 954,550
140,000 Puget Energy, Inc., 4.10%, 6/15/30, Callable
3/15/30 @ 100 136,694
714,000 Puget Energy, Inc., 4.22%, 3/15/32, Callable
12/15/31 @ 100 684,005
2,829,958
Principal Amount Value
Corporate Bonds, continued
Office REITs (0.2%):
$ 1,265,000 Brandywine Operating Partnership LP, 3.95%,
11/15/27, Callable 8/15/27 @ 100 $ 1,236,101
719,000 Brandywine Operating Partnership LP, 8.30%,
3/15/28, Callable 2/15/28 @ 100 753,925
62,000 Brandywine Operating Partnership LP, 4.55%,
10/1/29, Callable 7/1/29 @ 100 58,900
67,000 COPT Defense Properties LP, 4.50%, 10/15/30,
Callable 9/15/30 @ 100 66,616
400,000 Hudson Pacific Properties LP, 4.65%, 4/1/29,
Callable 1/1/29 @ 100^ 369,000
72,000 Vornado Realty LP, 2.15%, 6/1/26, Callable 5/1/26
@ 100 71,159
2,555,701
Oil, Gas & Consumable Fuels (1.7%):
85,000 Alpha Generation LLC, 6.75%, 10/15/32, Callable
10/15/27 @ 103.38(b) 87,762
45,000 Antero Midstream Partners LP/Antero Midstream
Finance Corp., 5.75%, 10/15/33, Callable 10/15/28
@ 102.88(b) 45,225
200,000 Antero Midstream Partners LP/Antero Midstream
Finance Corp., 5.75%, 7/1/34, Callable 1/1/29 @
102.88(b) 201,500
215,000 California Resources Corp., 8.25%, 6/15/29, Callable
6/15/26 @ 104.13(b) 224,406
10,000 California Resources Corp., 7.00%, 1/15/34, Callable
1/15/29 @ 103.5(b) 9,825
100,000 Calumet Specialty Products Partners LP/Calumet
Finance Corp., 8.13%, 1/15/27, Callable 2/5/26 @
100(b) 99,625
176,000 Calumet Specialty Products Partners LP/Calumet
Finance Corp., 9.75%, 7/15/28, Callable 1/16/26
@ 104.88(b) 177,760
40,000 CITGO Petroleum Corp., 8.38%, 1/15/29, Callable
2/5/26 @ 104.19(b) 41,500
120,000 CNX Midstream Partners LP, 4.75%, 4/15/30,
Callable 2/5/26 @ 102.38(b) 116,550
20,000 CNX Resources Corp., 6.00%, 1/15/29, Callable
2/5/26 @ 101.5(b) 20,075
140,000 CNX Resources Corp., 7.25%, 3/1/32, Callable
3/1/27 @ 103.63(b) 145,950
114,000 Columbia Pipelines Operating Co. LLC, 5.93%,
8/15/30, Callable 6/15/30 @ 100(b) 120,477
309,000 Columbia Pipelines Operating Co. LLC, 6.04%,
11/15/33, Callable 8/15/33 @ 100(b) 330,776
92,000 Columbia Pipelines Operating Co. LLC, 6.50%,
8/15/43, Callable 2/15/43 @ 100(b) 97,450
166,000 Columbia Pipelines Operating Co. LLC, 6.54%,
11/15/53, Callable 5/15/53 @ 100(b) 174,865
99,000 Columbia Pipelines Operating Co. LLC, 6.71%,
8/15/63, Callable 2/15/63 @ 100(b) 106,955
160,000 Comstock Resources, Inc., 6.75%, 3/1/29, Callable
1/21/26 @ 102.25(b) 159,400
70,000 Comstock Resources, Inc., 5.88%, 1/15/30, Callable
2/5/26 @ 101.96(b) 68,075
215,000 CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%,
12/15/33, Callable 12/15/28 @ 103.75(b) 229,513
75,000 CVR Energy, Inc., 8.50%, 1/15/29, Callable 1/21/26
@ 104.25(b) 76,781

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 2,500,000 DCP Midstream Operating LP, 5.63%, 7/15/27,
Callable 4/15/27 @ 100 $ 2,548,358
321,000 DCP Midstream Operating LP, 5.13%, 5/15/29,
Callable 2/15/29 @ 100 327,741
90,000 Delek Logistics Partners LP/Delek Logistics Finance
Corp., 7.13%, 6/1/28, Callable 2/5/26 @ 101.78(b) 90,338
215,000 Delek Logistics Partners LP/Delek Logistics Finance
Corp., 8.63%, 3/15/29, Callable 3/15/26 @
104.31(b) 224,406
60,000 Delek Logistics Partners LP/Delek Logistics Finance
Corp., 7.38%, 6/30/33, Callable 6/30/28 @
103.69(b) 61,125
1,000,000 Emera US Finance LP, 3.55%, 6/15/26, Callable
3/15/26 @ 100 996,773
2,229,000 Energy Transfer LP, 4.95%, 6/15/28, Callable
3/15/28 @ 100 2,264,673
106,000 Energy Transfer LP, 5.25%, 4/15/29, Callable
1/15/29 @ 100 108,761
109,000 Energy Transfer LP, 3.75%, 5/15/30, Callable
2/15/30 @ 100 106,100
75,000 Energy Transfer LP, 7.38%, 2/1/31, Callable 2/1/26
@ 103.69(b) 77,823
128,000 Energy Transfer LP, Series 20Y, 5.80%, 6/15/38,
Callable 12/15/37 @ 100 130,212
391,000 Energy Transfer LP, 5.00%, 5/15/50, Callable
11/15/49 @ 100 328,013
9,000 Energy Transfer LP, 6.50% (H15T5Y), 2/15/56,
Callable 11/15/30 @ 100 8,955
9,000 Energy Transfer LP, 6.75% (H15T5Y), 2/15/56,
Callable 11/15/35 @ 100 9,022
215,000 Energy Transfer LP, Series G, 7.13% (H15T5Y),
Callable 5/15/30 @ 100 220,375
35,000 Global Partners LP/GLP Finance Corp., 7.13%,
7/1/33, Callable 7/1/28 @ 103.56(b) 35,569
140,000 Gran Tierra Energy, Inc., 9.50%, 10/15/29, Callable
10/15/26 @ 104.75^(b) 96,075
130,000 Harvest Midstream I LP, 7.50%, 5/15/32, Callable
5/15/27 @ 103.75(b) 135,200
650,000 Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100 652,621
71,000 Hess Corp., 7.30%, 8/15/31 81,651
50,000 Hess Corp., 7.13%, 3/15/33 57,829
1,166,000 Hess Corp., 5.80%, 4/1/47, Callable 10/1/46 @ 100 1,193,106
145,000 Hess Midstream Operations LP, 5.13%, 6/15/28,
Callable 2/5/26 @ 100.85(b) 144,819
65,000 Howard Midstream Energy Partners LLC, 7.38%,
7/15/32, Callable 7/15/27 @ 103.69(b) 68,169
45,000 Howard Midstream Energy Partners LLC, 6.63%,
1/15/34, Callable 1/15/29 @ 103.31(b) 45,900
180,000 Kinetik Holdings LP, 6.63%, 12/15/28, Callable
2/5/26 @ 103.31(b) 184,725
70,000 Kinetik Holdings LP, 5.88%, 6/15/30, Callable
2/5/26 @ 102.94(b) 70,525
95,000 Kosmos Energy, Ltd., 7.13%, 4/4/26, Callable
1/13/26 @ 100(b) 94,050
70,000 Kosmos Energy, Ltd., 7.75%, 5/1/27, Callable
1/16/26 @ 100(b) 64,050
278,000 Mesquite Energy, Inc., 7.25%(d) 28
125,000 Moss Creek Resources Holdings, Inc., 8.25%,
9/1/31, Callable 9/1/27 @ 104.13(b) 119,687
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 722,000 MPLX LP, 4.95%, 9/1/32, Callable 6/1/32 @ 100 $ 725,735
281,617 NFE Financing LLC, 12.00%, 11/15/29, Callable
11/15/26 @ 106(b)(d) 80,261
779,000 Occidental Petroleum Corp., 7.50%, 5/1/31 875,401
78,000 Occidental Petroleum Corp., 6.45%, 9/15/36 82,992
410,000 Occidental Petroleum Corp., 6.60%, 3/15/46,
Callable 9/15/45 @ 100 420,763
197,000 ONEOK, Inc., 4.25%, 9/24/27, Callable 8/24/27
@ 100 197,660
206,000 ONEOK, Inc., 4.40%, 10/15/29, Callable 9/15/29
@ 100 206,181
401,000 ONEOK, Inc., 4.75%, 10/15/31, Callable 8/15/31
@ 100 403,283
125,000 PBF Holding Co. LLC/PBF Finance Corp., 6.00%,
2/15/28, Callable 2/5/26 @ 100 123,438
95,000 PBF Holding Co. LLC/PBF Finance Corp., 7.88%,
9/15/30, Callable 9/15/26 @ 103.94(b) 91,319
225,000 Plains All American Pipeline LP, Series B, 8.22%
(TSFR3M), Callable 2/5/26 @ 100 226,342
70,000 Prairie Acquiror LP, 9.00%, 8/1/29, Callable 2/5/26
@ 104.5(b) 72,625
335,000 Sabine Pass Liquefaction LLC, 4.50%, 5/15/30,
Callable 11/15/29 @ 100 336,522
45,000 Sunoco LP, 5.63%, 3/15/31, Callable 9/15/27 @
102.81(b) 45,113
155,000 Sunoco LP, 6.63%, 8/15/32, Callable 8/15/27 @
103.31(b) 159,262
45,000 Sunoco LP, 5.88%, 3/15/34, Callable 9/15/28 @
102.94(b) 44,944
110,000 Sunoco LP, 7.88% (H15T5Y), Callable 9/18/30 @
100(b) 114,977
5,000 Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27,
Callable 2/5/26 @ 100 5,000
127,000 Sunoco LP/Sunoco Finance Corp., 5.88%, 3/15/28,
Callable 2/5/26 @ 100.98 127,000
215,000 Sunoco LP/Sunoco Finance Corp., 4.50%, 5/15/29,
Callable 1/21/26 @ 101.5 210,700
300,000 Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp., 6.00%, 12/31/30, Callable 2/5/26
@ 103(b) 301,500
305,000 Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp., 6.00%, 9/1/31, Callable 9/1/26 @
103(b) 301,569
45,000 Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp., 6.75%, 3/15/34, Callable 3/15/29
@ 103.38(b) 44,831
45,000 Talos Production, Inc., 9.00%, 2/1/29, Callable
2/1/26 @ 104.5(b) 46,575
40,000 Talos Production, Inc., 9.38%, 2/1/31, Callable
2/1/27 @ 104.69(b) 41,500
177,000 Targa Resources Corp., 4.35%, 1/15/29, Callable
12/15/28 @ 100 177,019
257,000 Targa Resources Corp., 4.90%, 9/15/30, Callable
8/15/30 @ 100 261,594
619,000 Targa Resources Corp., 5.65%, 2/15/36, Callable
11/15/35 @ 100 634,645
43,000 Transcontinental Gas Pipe Line Co. LLC, 3.25%,
5/15/30, Callable 2/15/30 @ 100 41,159

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 75,000 USA Compression Partners, LP, 6.25%, 10/1/33,
Callable 10/1/28 @ 103.13(b) $ 75,750
85,000 Venture Global Plaquemines Lng LLC, 6.13%,
12/15/30, Callable 9/15/30 @ 100(b) 86,381
50,000 Venture Global Plaquemines Lng LLC, 6.50%,
6/15/34, Callable 12/15/33 @ 100(b) 51,062
85,000 Venture Global Plaquemines LNG LLC, 7.50%,
5/1/33, Callable 12/1/32 @ 100(b) 91,694
140,000 Venture Global Plaquemines LNG LLC, 6.50%,
1/15/34, Callable 7/15/33 @ 100(b) 143,325
230,000 Venture Global Plaquemines LNG LLC, 6.75%,
1/15/36, Callable 7/15/35 @ 100(b) 235,175
50,000 WBI Operating LLC, 6.25%, 10/15/30, Callable
10/15/27 @ 103.13(b) 50,312
70,000 WBI Operating LLC, 6.50%, 10/15/33, Callable
10/15/28 @ 103.25(b) 69,738
127,000 Western Midstream Operating LP, 4.65%, 7/1/26,
Callable 4/1/26 @ 100 127,002
1,000,000 Western Midstream Operating LP, 4.50%, 3/1/28,
Callable 12/1/27 @ 100 1,003,297
66,000 Western Midstream Operating LP, 4.75%, 8/15/28,
Callable 5/15/28 @ 100 66,732
755,000 Williams Cos., Inc. (The), 4.65%, 8/15/32, Callable
5/15/32 @ 100 755,234
171,000 Williams Cos., Inc. (The), 5.30%, 8/15/52, Callable
2/15/52 @ 100 156,778
22,393,539
Pharmaceuticals (0.1%):
110,000 Accendra Health, Inc., 6.63%, 4/1/30, Callable
2/5/26 @ 103.31^(b) 69,850
55,000 Bausch Health Americas, Inc., 8.50%, 1/31/27,
Callable 2/5/26 @ 100(b) 54,450
76,000 Elanco Animal Health, Inc., 6.65%, 8/28/28, Callable
5/28/28 @ 100 79,417
170,000 Organon & Co./Organon Foreign Debt Co-Issuer BV,
4.13%, 4/30/28, Callable 2/5/26 @ 101.03(b) 164,900
165,000 Organon & Co./Organon Foreign Debt Co-Issuer BV,
5.13%, 4/30/31, Callable 4/30/26 @ 102.56 135,713
90,000 Organon & Co./Organon Foreign Debt Co-Issuer BV,
7.88%, 5/15/34, Callable 5/15/29 @ 103.94(b) 72,000
45,000 Organon & Co./Organon Foreign Debt Co-Issuer BV,
6.75%, 5/15/34, Callable 5/15/29 @ 103.38(b) 40,050
616,380
Professional Services (0.1%):
165,000 Boeing Co. (The), 6.39%, 5/1/31, Callable 3/1/31
@ 100 179,413
130,000 CACI International, Inc., 6.38%, 6/15/33, Callable
6/15/28 @ 103.19(b) 134,225
73,000 Paychex, Inc., 5.60%, 4/15/35, Callable 1/15/35
@ 100 76,345
115,000 Science Applications International Corp., 5.88%,
11/1/33, Callable 11/1/28 @ 102.94(b) 116,581
80,000 TriNet Group, Inc., 7.13%, 8/15/31, Callable
8/15/26 @ 103.56(b) 82,300
172,000 Verisk Analytics, Inc., 4.50%, 8/15/30 173,720
386,000 Verisk Analytics, Inc., 5.13%, 2/15/36 389,860
1,152,444
Principal Amount Value
Corporate Bonds, continued
Real Estate Management & Development (0.1%):
$ 45,400 Anywhere Real Estate Group LLC/Anywhere Co.-
Issuer Corp., 7.00%, 4/15/30, Callable 1/21/26 @
102.63(b) $ 45,173
42,000 Anywhere Real Estate Group LLC/Realogy Co.-Issuer
Corp., 5.75%, 1/15/29, Callable 1/21/26 @ 100(b) 40,478
30,000 Anywhere Real Estate Group LLC/Realogy Co.-
Issuer Corp., 9.75%, 4/15/30, Callable 4/15/27 @
104.88(b) 32,362
210,000 CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31
@ 100 190,754
80,000 DBR Land Holdings LLC, 6.25%, 12/1/30, Callable
12/1/27 @ 103.13(b) 81,500
110,000 Forestar Group, Inc., 6.50%, 3/15/33, Callable
3/15/28 @ 103.25(b) 111,100
120,000 Howard Hughes Corp. (The), 4.38%, 2/1/31,
Callable 2/1/26 @ 102.19(b) 113,700
300,000 Pine Street Trust II, 5.57%, 2/15/49, Callable
8/15/48 @ 100(b) 280,328
85,000 RHP Hotel Properties LP/RHP Finance Corp., 6.50%,
6/15/33, Callable 6/15/28 @ 103.25(b) 88,081
983,476
Residential REITs (0.0%
†
):
550,000 Invitation Homes Operating Partnership LP, 4.15%,
4/15/32, Callable 1/15/32 @ 100 534,772
Retail REITs (0.2%):
15,000 Kite Realty Group Trust, 4.75%, 9/15/30, Callable
6/15/30 @ 100 15,105
2,200,000 Tanger Properties LP, 3.13%, 9/1/26, Callable
6/1/26 @ 100 2,182,605
581,000 Tanger Properties LP, 2.75%, 9/1/31, Callable
6/1/31 @ 100 525,947
2,723,657
Semiconductors & Semiconductor Equipment (0.3%):
45,000 Amkor Technology, Inc., 5.88%, 10/1/33, Callable
10/1/28 @ 102.94(b) 45,956
65,000 Broadcom, Inc., 1.95%, 2/15/28, Callable 12/15/27
@ 100 62,364
2,830,000 Broadcom, Inc., 2.45%, 2/15/31, Callable 11/15/30
@ 100 2,587,251
564,000 Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32
@ 100 497,012
184,000 Broadcom, Inc., 3.42%, 4/15/33, Callable 1/15/33
@ 100 170,592
155,000 Entegris, Inc., 4.38%, 4/15/28, Callable 1/16/26
@ 100(b) 153,256
30,000 ON Semiconductor Corp., 3.88%, 9/1/28, Callable
2/5/26 @ 100(b) 29,250
115,000 Solstice Advanced Materials, Inc., 5.63%, 9/30/33,
Callable 9/30/28 @ 102.81(b) 115,719
57,333 Wolfspeed, Inc., 13.88%, 6/23/30, Callable 6/23/26
@ 109.88(b) 62,708
43,062 Wolfspeed, Inc., 7.00%, 6/15/31, Callable 9/29/27
@ 100 34,934
3,759,042
Software (0.2%):
215,000 Cloud Software Group, Inc., 9.00%, 9/30/29,
Callable 2/5/26 @ 104.5(b) 223,600

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Software, continued
$ 210,000 Cloud Software Group, Inc., 8.25%, 6/30/32,
Callable 6/30/27 @ 104.13(b) $ 219,450
155,000 Fair Isaac Corp., 6.00%, 5/15/33, Callable 5/15/28
@ 103(b) 159,069
160,000 ION Platform Finance US, Inc./ION Platform Finance
SARL, 5.00%, 5/1/28, Callable 2/5/26 @ 101.25(b) 147,400
125,000 ION Platform Finance US, Inc./ION Platform Finance
SARL, 5.75%, 5/15/28, Callable 2/5/26 @ 101.44(b) 118,576
40,000 ION Platform Finance US, Inc./ION Platform Finance
SARL, 8.75%, 5/1/29, Callable 5/1/26 @ 104.38(b) 40,450
252,000 Oracle Corp., 4.45%, 9/26/30, Callable 8/26/30
@ 100 246,234
421,000 Oracle Corp., 4.80%, 9/26/32, Callable 7/26/32
@ 100 406,135
383,000 Oracle Corp., 5.20%, 9/26/35, Callable 6/26/35
@ 100 367,365
269,000 Oracle Corp., 3.60%, 4/1/40, Callable 10/1/39 @
100 199,496
236,000 Oracle Corp., 5.88%, 9/26/45, Callable 3/26/45
@ 100 213,086
296,000 Oracle Corp., 5.95%, 9/26/55, Callable 3/26/55
@ 100 262,174
305,000 Oracle Corp., 6.10%, 9/26/65, Callable 3/26/65
@ 100 269,502
81,000 UKG, Inc., 6.88%, 2/1/31, Callable 2/1/27 @
103.44(b) 83,025
2,955,562
Specialized REITs (0.2%):
371,000 American Homes 4 Rent LP, 3.63%, 4/15/32,
Callable 1/15/32 @ 100 350,688
68,000 COPT Defense Properties LP, 2.25%, 3/15/26,
Callable 2/15/26 @ 100 67,707
68,000 COPT Defense Properties LP, 2.00%, 1/15/29,
Callable 11/15/28 @ 100 63,510
93,000 COPT Defense Properties LP, 2.75%, 4/15/31,
Callable 1/15/31 @ 100 84,842
70,000 Millrose Properties, Inc., 6.38%, 8/1/30, Callable
8/1/27 @ 103.19(b) 71,400
45,000 Millrose Properties, Inc., 6.25%, 9/15/32, Callable
9/15/28 @ 103.13(b) 45,112
97,000 SBA Tower Trust, 1.88%, 1/15/26, Callable 11/2/25
@ –(b) 96,898
74,000 SBA Tower Trust, 2.33%, 1/15/28, Callable 7/15/26
@ 100(b) 71,071
731,000 VICI Properties LP, 4.75%, 2/15/28, Callable
1/15/28 @ 100 737,367
126,000 VICI Properties LP, 4.75%, 4/1/28, Callable 3/1/28
@ 100 127,270
1,082,000 VICI Properties LP, 4.95%, 2/15/30, Callable
12/15/29 @ 100 1,095,488
249,000 VICI Properties LP, 5.13%, 5/15/32, Callable
2/15/32 @ 100 250,968
99,000 VICI Properties LP, 5.75%, 4/1/34, Callable 1/1/34
@ 100 101,845
3,164,166
Specialty Retail (0.2%):
60,000 American Axle & Manufacturing, Inc., 6.38%,
10/15/32, Callable 10/15/28 @ 103.19(b) 60,900
Principal Amount Value
Corporate Bonds, continued
Specialty Retail, continued
$ 105,000 American Axle & Manufacturing, Inc., 7.75%,
10/15/33, Callable 10/15/28 @ 103.88(b) $ 106,706
65,000 At Home Group, Inc., 4.88%, 7/15/28, Callable
2/12/26 @ 100.81(d) 251
32,000 AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30
@ 100 32,265
1,229,000 AutoZone, Inc., 4.00%, 4/15/30, Callable 1/15/30
@ 100 1,213,324
150,000 Carvana Co., 5.88%, 10/1/28, Callable 1/16/26 @
101.47(b) 147,375
160,000 Carvana Co., 4.88%, 9/1/29, Callable 9/1/26 @
100(b) 148,800
125,000 Carvana Co., 10.25%, 5/1/30, Callable 5/1/27 @
105.13(b) 135,625
26,900 Grubhub Holdings, Inc., 13.00%, 7/31/30, Callable
3/31/27 @ 106.5^(b) 22,024
160,000 Staples, Inc., 10.75%, 9/1/29, Callable 9/1/26 @
105.38(b) 158,400
135,000 Staples, Inc., 12.75%, 1/15/30, Callable 6/15/27
@ 106.38(b) 112,050
115,000 Wayfair, Inc., 6.75%, 11/15/32, Callable 11/15/28
@ 103.38(b) 117,444
2,255,164
Technology Hardware, Storage & Peripherals (0.2%):
337,000 Dell International LLC/EMC Corp., 4.15%, 2/15/29,
Callable 1/15/29 @ 100 336,785
87,000 Dell International LLC/EMC Corp., 6.20%, 7/15/30,
Callable 4/15/30 @ 100 92,920
665,000 Dell International LLC/EMC Corp., 4.50%, 2/15/31,
Callable 1/15/31 @ 100 663,854
443,000 Dell International LLC/EMC Corp., 4.75%, 10/6/32,
Callable 8/6/32 @ 100 441,442
790,000 Dell International LLC/EMC Corp., 5.10%, 2/15/36,
Callable 11/15/35 @ 100 778,533
2,313,534
Tobacco (0.0%
†
):
294,000 Altria Group, Inc., 4.25%, 8/9/42 245,623
191,000 Altria Group, Inc., 4.50%, 5/2/43 163,114
72,000 Altria Group, Inc., 5.95%, 2/14/49, Callable 8/14/48
@ 100 72,091
480,828
Trading Companies & Distributors (0.0%
†
):
70,000 FTAI Aviation Investors LLC, 7.88%, 12/1/30,
Callable 12/1/26 @ 103.94(b) 74,200
60,000 FTAI Aviation Investors LLC, 7.00%, 6/15/32,
Callable 6/15/27 @ 103.5(b) 62,850
145,000 Herc Holdings, Inc., 7.00%, 6/15/30, Callable
6/15/27 @ 103.5(b) 152,069
55,000 Herc Holdings, Inc., 5.75%, 3/15/31, Callable
3/15/28 @ 102.88(b) 55,619
100,000 Herc Holdings, Inc., 7.25%, 6/15/33, Callable
6/15/28 @ 103.63(b) 105,625
50,000 Herc Holdings, Inc., 6.00%, 3/15/34, Callable
3/15/29 @ 103(b) 50,687
105,000 QXO Building Products, Inc., 6.75%, 4/30/32,
Callable 4/30/28 @ 103.38(b) 109,462
610,512

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Transportation Infrastructure (0.0%
†
):
$ 70,000 Rockies Express Pipeline LLC, 6.75%, 3/15/33,
Callable 3/15/28 @ 103.38(b) $ 73,675
Water Utilities (0.0%
†
):
160,000 Standard Building Solutions, Inc., 6.25%, 8/1/33,
Callable 8/1/28 @ 103.13(b) 162,800
Wireless Telecommunication Services (0.0%
†
):
235,000 DISH DBS Corp., 7.75%, 7/1/26 231,475
35,000 DISH DBS Corp., 5.25%, 12/1/26, Callable 6/1/26
@ 100(b) 33,863
265,338
Total Corporate Bonds (Cost $182,477,472) 177,898,982
Yankee Debt Obligations (3.3%):
Aerospace & Defense (0.0%
†
):
75,000 Bombardier, Inc., 6.75%, 6/15/33, Callable 6/15/28
@ 103.38(b) 78,938
Automobile Components (0.0%
†
):
75,000 Forvia SE, 6.75%, 9/15/33, Callable 9/15/28 @
103.38(b) 76,594
Automobiles (0.0%
†
):
130,000 Aston Martin Capital Holdings, Ltd., 10.00%,
3/31/29, Callable 3/15/26 @ 105(b) 119,925
Banks (0.6%):
2,377,000 Barclays plc, 5.09% (US0003M), 6/20/30, Callable
6/20/29 @ 100 2,416,665
778,000 BNP Paribas SA, 5.79% (SOFR), 1/13/33, Callable
1/13/32 @ 100(b) 817,873
170,000 BNP Paribas SA, 7.45% (H15T5Y), 12/31/99,
Callable 6/27/35 @ 100(b) 177,863
200,000 Commonwealth Bank of Australia, 3.61% (H15T5Y),
9/12/34, Callable 9/12/29 @ 100(b) 192,908
3,069,000 Intesa Sanpaolo SpA, 5.71%, 1/15/26(b) 3,069,021
531,000 Societe Generale SA, 5.50% (H15T1Y), 4/13/29,
Callable 4/13/28 @ 100(b) 544,275
186,000 Westpac Banking Corp., 4.11% (H15T5Y), 7/24/34,
Callable 7/24/29 @ 100 182,227
7,400,832
Biotechnology (0.0%
†
):
75,000 GENMAB A/S/GENMAB FINANCE LLC, 6.25%,
12/15/32, Callable 12/15/28 @ 103.13(b) 76,875
75,000 GENMAB A/S/GENMAB FINANCE LLC, 7.25%,
12/15/33, Callable 12/15/28 @ 103.63(b) 78,750
155,625
Capital Markets (0.2%):
210,000 Global Aircraft Leasing Co., Ltd., 8.75%, 9/1/27,
Callable 3/1/26 @ 104.38(b) 216,300
195,000 Herens Holdco Sarl, 4.75%, 5/15/28, Callable 2/5/26
@ 101.88(b) 168,625
85,000 HTA Group, Ltd., 7.50%, 6/4/29, Callable 6/4/26
@ 103.75(b) 87,869
40,000 Macquarie Airfinance Holdings, Ltd., 6.40%,
3/26/29, Callable 2/26/29 @ 100(b) 41,888
200,000 NTT Finance Corp., 4.57%, 7/16/27(b) 201,706
200,000 NTT Finance Corp., 4.62%, 7/16/28(b) 202,284
259,000 NTT Finance Corp., 4.88%, 7/16/30, Callable
6/16/30 @ 100(b) 263,690
Principal Amount Value
Yankee Debt Obligations, continued
Capital Markets, continued
$ 774,000 UBS Group AG, 1.49% (H15T1Y), 8/10/27, Callable
8/10/26 @ 100(b) $ 761,193
314,000 UBS Group AG, 4.19% (SOFR), 4/1/31, Callable
4/1/30 @ 100(b) 310,539
2,254,094
Chemicals (0.0%
†
):
130,000 Axalta Coating Systems Dutch Holding B B.V.,
7.25%, 2/15/31, Callable 11/15/26 @ 103.63(b) 136,825
150,000 Methanex Corp., 5.25%, 12/15/29, Callable 9/15/29
@ 100 150,750
100,000 Methanex Corp., 5.65%, 12/1/44, Callable 6/1/44
@ 100 89,000
376,575
Commercial Services & Supplies (0.0%
†
):
347,000 Ambipar Lux Sarl, 9.88%, 2/6/31, Callable 2/6/27
@ 104.94(b)(d) 76,340
85,000 GFL Environmental, Inc., 6.75%, 1/15/31, Callable
1/15/27 @ 103.38(b) 89,037
165,377
Diversified Telecommunication Services (0.1%):
43,000 Altice France Lux 3/Altice Holdings 1, 10.00%,
1/15/33, Callable 10/1/26 @ 101(b) 39,452
355,452 Altice France SA, 6.50%, 4/15/32, Callable 10/1/26
@ 101(b) 341,234
228,787 Altice France SA, 6.88%, 7/15/32, Callable 10/15/26
@ 100(b) 218,492
90,000 Axian Telecom Holding & Management plc, 7.25%,
7/11/30, Callable 7/11/27 @ 103.63(b) 90,675
75,000 IHS Holding, Ltd., 5.63%, 11/29/26, Callable 2/5/26
@ 100(b) 74,345
170,000 IHS Holding, Ltd., 7.88%, 5/29/30, Callable
11/29/26 @ 103.94(b) 175,100
43,000 TELUS Corp., 7.00% (H15T5Y), 10/15/55, Callable
7/15/35 @ 100 44,720
67,000 TELUS Corp., 6.63% (H15T5Y), 10/15/55, Callable
7/15/30 @ 100 68,340
340,000 Vmed O2 UK Financing I plc, 4.25%, 1/31/31,
Callable 2/5/26 @ 102.13(b) 308,306
170,000 Vmed O2 UK Financing I plc, 6.75%, 1/15/33,
Callable 10/15/28 @ 103.38(b) 169,270
1,529,934
Electric Utilities (0.0%
†
):
245,000 California Buyer, Ltd./Atlantica Sustainable
Infrastructure plc, 6.38%, 2/15/32, Callable
11/15/27 @ 103.19(b) 244,387
95,000 EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime
Energia SpA, 5.38%, 12/30/30, Callable 2/5/26 @
102.69(b) 88,350
70,000 EnfraGen Energia Sur SAU/EnfraGen Chile SpA/
EnfraGen Spain SAU, 8.50%, 6/30/32, Callable
6/30/28 @ 104.25(b) 72,363
405,100
Electrical Equipment (0.0%
†
):
263,000 Sensata Technologies BV, 4.00%, 4/15/29, Callable
2/5/26 @ 101(b) 255,973

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Yankee Debt Obligations, continued
Energy Equipment & Services (0.1%):
$ 85,000 TGS ASA, 8.50%, 1/15/30, Callable 1/15/27 @
104.25(b) $ 88,400
150,000 Transocean International, Ltd., 8.75%, 2/15/30,
Callable 2/15/26 @ 104.38(b) 156,187
25,000 Transocean International, Ltd., 7.88%, 10/15/32,
Callable 10/15/28 @ 103.94(b) 26,000
175,000 Vallourec SACA, 7.50%, 4/15/32, Callable 4/15/27
@ 103.75(b) 185,500
456,087
Financial Services (0.6%):
315,000 1261229 BC, Ltd., 10.00%, 4/15/32, Callable
4/15/28 @ 105(b) 326,812
163,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 4.45%, 4/3/26, Callable 2/3/26 @ 100 162,999
503,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 2.45%, 10/29/26, Callable 9/29/26 @ 100 496,099
3,068,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 6.45%, 4/15/27, Callable 3/15/27 @ 100 3,152,370
527,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 3.00%, 10/29/28, Callable 8/29/28 @ 100 510,307
68,000 Altice Financing SA, 9.63%, 7/15/27, Callable
2/5/26 @ 100(b) 52,360
294,000 Altice Financing SA, 5.75%, 8/15/29, Callable
2/5/26 @ 101.44(b) 204,698
845,000 Avolon Holdings Funding, Ltd., 6.38%, 5/4/28,
Callable 4/4/28 @ 100(b) 879,594
55,000 Avolon Holdings Funding, Ltd., 5.15%, 1/15/30,
Callable 12/15/29 @ 100(b) 55,929
301,000 Avolon Holdings Funding, Ltd., 5.38%, 5/30/30,
Callable 4/30/30 @ 100(b) 308,741
710,000 Avolon Holdings Funding, Ltd., 4.70%, 1/30/31,
Callable 12/30/30 @ 100(b) 705,467
85,000 Belron UK Finance plc, 5.75%, 10/15/29, Callable
10/15/26 @ 102.88(b) 86,381
105,000 GGAM Finance, Ltd., 6.88%, 4/15/29, Callable
4/15/26 @ 103.44(b) 108,675
285,000 GGAM Finance, Ltd., 5.88%, 3/15/30, Callable
9/15/26 @ 102.94(b) 288,919
225,000 Sable International Finance, Ltd., 7.13%, 10/15/32,
Callable 10/15/27 @ 103.56(b) 228,094
7,567,445
Food Products (0.1%):
1,375,000 JBS USA Holding Lux Sarl/JBS USA Food Co./JBS
Lux Co. Sarl, 3.00%, 5/15/32, Callable 2/15/32
@ 100 1,232,958
Hotels, Restaurants & Leisure (0.1%):
130,000 1011778 BC ULC/New Red Finance, Inc., 6.13%,
6/15/29, Callable 6/15/26 @ 103.06(b) 133,575
225,000 1011778 BC ULC/New Red Finance, Inc., 4.00%,
10/15/30, Callable 1/16/26 @ 102(b) 214,031
70,000 Carnival Corp., 5.75%, 3/15/30, Callable 12/15/29
@ 100(b) 72,012
145,000 Carnival Corp., 5.88%, 6/15/31, Callable 3/15/31
@ 100(b) 149,713
150,000 Carnival Corp., 5.75%, 8/1/32, Callable 5/1/32 @
100(b) 153,937
75,000 NCL Corp., Ltd., 6.25%, 9/15/33, Callable 9/15/28
@ 103.13(b) 74,906
Principal Amount Value
Yankee Debt Obligations, continued
Hotels, Restaurants & Leisure, continued
$ 100,000 Royal Caribbean Cruises, Ltd., 5.63%, 9/30/31,
Callable 9/30/27 @ 102.81(b) $ 102,250
330,000 Royal Caribbean Cruises, Ltd., 6.00%, 2/1/33,
Callable 8/1/27 @ 103(b) 339,075
130,000 Viking Cruises, Ltd., 9.13%, 7/15/31, Callable
7/15/26 @ 104.56(b) 139,100
230,000 Viking Cruises, Ltd., 5.88%, 10/15/33, Callable
10/15/28 @ 102.94(b) 233,163
1,611,762
Independent Power and Renewable Electricity Producers
(0.0%
†
):
85,000 South Bow Canadian Infrastructure Holdings, Ltd.,
7.50% (H15T5Y), 3/1/55, Callable 12/1/34 @ 100 90,844
80,000 Transalta Corp., 5.88%, 2/1/34, Callable 2/1/29 @
102.94 80,600
171,444
Insurance (0.0%
†
):
200,000 Swiss Re Finance Luxembourg SA, 5.00%
(H15T5Y), 4/2/49, Callable 4/2/29 @ 100(b) 201,628
IT Services (0.0%
†
):
145,000 Iliad Holding SAS, 7.00%, 4/15/32, Callable 12/1/27
@ 103.5(b) 148,417
55,000 Seagate Data Storage Technology Pte, Ltd., 8.25%,
12/15/29, Callable 7/15/26 @ 104.13(b) 58,231
75,000 Seagate Data Storage Technology Pte, Ltd., 5.88%,
7/15/30, Callable 6/1/27 @ 102.94(b) 77,344
283,992
Marine Transportation (0.0%
†
):
85,000 Danaos Corp., 6.88%, 10/15/32, Callable 10/15/28
@ 103.44(b) 87,550
Metals & Mining (0.1%):
45,000 Alcoa Nederland Holding BV, 4.13%, 3/31/29,
Callable 1/20/26 @ 101.03(b) 43,908
45,000 Alcoa Nederland Holding BV, 7.13%, 3/15/31,
Callable 3/15/27 @ 103.56(b) 47,589
205,000 Alumina Pty, Ltd., 6.38%, 9/15/32, Callable 3/15/28
@ 103.19(b) 212,431
90,000 Capstone Copper Corp., 6.75%, 3/31/33, Callable
3/31/28 @ 103.38(b) 93,038
35,000 Champion Iron Canada, Inc., 7.88%, 7/15/32,
Callable 7/15/28 @ 103.94(b) 37,013
150,000 ERO Copper Corp., 6.50%, 2/15/30, Callable 2/5/26
@ 103.25(b) 150,187
245,000 First Quantum Minerals, Ltd., 8.00%, 3/1/33,
Callable 3/1/28 @ 104(b) 261,231
170,000 First Quantum Minerals, Ltd., 7.25%, 2/15/34,
Callable 2/15/29 @ 103.63(b) 178,287
70,000 Mineral Resources, Ltd., 8.00%, 11/1/27, Callable
2/5/26 @ 102(b) 71,313
90,000 Mineral Resources, Ltd., 9.25%, 10/1/28, Callable
2/5/26 @ 104.63(b) 94,275
110,000 Mineral Resources, Ltd., 8.50%, 5/1/30, Callable
2/5/26 @ 104.25(b) 114,400
50,000 Mineral Resources, Ltd., 7.00%, 4/1/31, Callable
4/1/28 @ 103.5(b) 52,125
157,066 Samarco Mineracao SA, 9.50%, 6/30/31, Callable
1/21/26 @ 100(b) 159,618

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Yankee Debt Obligations, continued
Metals & Mining, continued
$ 80,000 Volcan Cia Minera Saa, 8.50%, 10/28/32, Callable
10/28/28 @ 104.25(b) $ 81,953
1,597,368
Oil, Gas & Consumable Fuels (0.8%):
105,000 Breakwater Energy Holdings Sarl, 9.25%, 11/15/30,
Callable 11/15/27 @ 104.63(b) 109,200
450,000 Canacol Energy, Ltd., 5.75%, 11/24/28, Callable
2/5/26 @ 101.44(b)(d) 126,000
140,000 Cenovus Energy, Inc., 4.65%, 3/20/31, Callable
2/20/31 @ 100 139,648
108,000 Cenovus Energy, Inc., 5.40%, 3/20/36, Callable
12/20/35 @ 100 107,625
290,000 Consolidated Energy Finance SA, 6.50%, 5/15/26,
Callable 1/16/26 @ 100(b) 279,850
110,000 Consolidated Energy Finance SA, 5.63%, 10/15/28,
Callable 1/16/26 @ 101.41(b) 69,300
110,000 Consolidated Energy Finance SA, 12.00%, 2/15/31,
Callable 2/15/27 @ 106^(b) 75,900
375,000 EG Global Finance plc, 12.00%, 11/30/28, Callable
5/30/26 @ 106(b) 406,712
400,000 Golar LNG, Ltd., 7.75%, 9/19/29, Callable 9/19/27
@ 103.1 400,480
95,000 Golar LNG, Ltd., 7.50%, 10/2/30, Callable 10/2/27
@ 103.75(b) 91,556
4,920,000 Petroleos Mexicanos, 5.95%, 1/28/31, Callable
10/28/30 @ 100 4,747,800
776,000 Petroleos Mexicanos, 6.70%, 2/16/32, Callable
11/16/31 @ 100 773,090
2,228,000 Petroleos Mexicanos, 6.75%, 9/21/47 1,832,530
600,000 Petroleos Mexicanos, 6.35%, 2/12/48 469,500
336,000 Petroleos Mexicanos, 6.95%, 1/28/60, Callable
7/28/59 @ 100 272,160
65,077 Transocean Aquila, Ltd., 8.00%, 9/30/28, Callable
1/16/26 @ 104(b) 66,623
210,000 Tullow Oil plc, 10.25%, 5/15/26, Callable 2/5/26
@ 100(b) 152,250
10,120,224
Paper & Forest Products (0.0%
†
):
70,000 Ahlstrom Holding 3 Oy, 4.88%, 2/4/28, Callable
2/5/26 @ 100(b) 68,942
Pharmaceuticals (0.1%):
35,000 Bausch Health Cos, Inc., 5.25%, 1/30/30, Callable
1/21/26 @ 102.63(b) 24,500
85,000 Bausch Health Cos., Inc., 4.88%, 6/1/28, Callable
2/5/26 @ 101.22(b) 75,862
217,000 Bausch Health Cos., Inc., 11.00%, 9/30/28(b) 224,595
34,000 Teva Pharmaceutical Finance III BV, 3.15%, 10/1/26 33,533
260,000 Teva Pharmaceutical Finance III BV, 6.00%,
12/1/32, Callable 9/1/32 @ 100 272,350
245,000 Teva Pharmaceutical Finance IV BV, 5.75%,
12/1/30, Callable 9/1/30 @ 100 253,269
884,109
Software (0.0%
†
):
50,000 Open Text Corp., 3.88%, 2/15/28, Callable 2/5/26
@ 100(b) 48,813
Principal Amount Value
Yankee Debt Obligations, continued
Software, continued
$ 150,000 Open Text Corp., 3.88%, 12/1/29, Callable 2/5/26
@ 100.97(b) $ 142,500
191,313
Sovereign Bond (0.3%):
770,000 Colombia Government International Bond, 7.38%,
4/25/30, Callable 3/25/30 @ 100 815,298
3,150,000 Dominican Republic International Bond, 6.00%,
7/19/28(b) 3,232,687
200,000 Saudi Government International Bond, 3.25%,
10/22/30(b) 190,517
200,000 Saudi Government International Bond, 4.50%,
4/22/60(b) 158,933
4,397,435
Technology Hardware, Storage & Peripherals (0.1%):
212,000 NXP BV/NXP Funding LLC/NXP USA, Inc., 4.85%,
8/19/32, Callable 6/19/32 @ 100 212,769
609,000 NXP BV/NXP Funding LLC/NXP USA, Inc., 5.25%,
8/19/35, Callable 5/19/35 @ 100 618,239
831,008
Telecommunications (0.0%
†
):
130,000 C&W Senior Finance, Ltd., 9.00%, 1/15/33, Callable
1/15/28 @ 104.5(b) 134,225
Textiles, Apparel & Luxury Goods (0.0%
†
):
58,000 Gildan Activewear, Inc., 4.70%, 10/7/30, Callable
9/7/30 @ 100(b) 57,742
Trading Companies & Distributors (0.0%
†
):
110,000 Aircastle, Ltd., 5.25% (H15T5Y), Callable 6/15/26
@ 100(b) 109,733
Wireless Telecommunication Services (0.1%):
281,000 Liquid Telecommunications Financing plc, 5.50%,
9/4/26, Callable 2/5/26 @ 100(b) 254,305
450,000 Millicom International Cellular SA, 6.25%, 3/25/29,
Callable 1/16/26 @ 102.08(b) 451,687
185,000 Millicom International Cellular SA, 4.50%, 4/27/31,
Callable 4/27/26 @ 102.25(b) 171,819
877,811
Total Yankee Debt Obligations (Cost $44,513,589) 43,701,743
U.S. Government Agency Mortgages (9.4%):
Federal National Mortgage Association (4.3%):
15,597 2.50%, 5/1/31, Pool #BC0919 15,106
21,618 2.50%, 8/1/31, Pool #BC2778 20,916
15,625 2.50%, 10/1/31, Pool #AS8010 15,159
120,387 2.50%, 1/1/32, Pool #BE3032 116,883
19,072 2.50%, 9/1/32, Pool #MA3124 18,593
12,129 1.50%, 11/1/35, Pool #MA4178 11,016
11,832 1.50%, 11/1/35, Pool #FM4368 10,745
12,286 1.50%, 12/1/35, Pool #FM4701 11,158
20,646 1.50%, 12/1/35, Pool #MA4205 18,750
386,069 1.50%, 1/1/36, Pool #MA4228 350,615
133,196 1.50%, 2/1/36, Pool #FM6507 120,911
13,764 1.50%, 3/1/36, Pool #FM6804 12,495
192,605 6.00%, 5/1/36, Pool #745512 202,247
24,725 1.50%, 5/1/36, Pool #BR1069 22,446
25,723 1.50%, 6/1/36, Pool #BR2059 23,352
37,077 2.50%, 9/1/36, Pool #MA4419 35,167
1,388,784 2.50%, 11/1/36, Pool #CB2246 1,317,197

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 349,937 4.50%, 5/1/39, Pool #FM1194 $ 359,789
31,180 2.50%, 3/1/40, Pool #FM2646 28,442
22,834 2.50%, 5/1/40, Pool #MA4016 20,828
704,996 2.00%, 11/1/40, Pool #MA4176 623,541
123,315 2.50%, 11/1/40, Pool #FM9485 112,093
40,394 1.50%, 11/1/40, Pool #MA4175 34,331
47,957 2.00%, 12/1/40, Pool #FM5042 42,411
40,691 1.50%, 12/1/40, Pool #MA4202 34,583
8,338 3.50%, 12/1/40, Pool #AH1556 8,046
14,306 2.00%, 12/1/40, Pool #MA4204 12,653
42,399 1.50%, 1/1/41, Pool #MA4231 36,035
15,295 2.00%, 2/1/41, Pool #MA4268 13,303
43,494 1.50%, 2/1/41, Pool #MA4266 36,688
100,077 2.50%, 2/1/41, Pool #MA4269 90,759
44,466 1.50%, 3/1/41, Pool #MA4286 37,507
15,664 2.00%, 3/1/41, Pool #MA4287 13,624
159,036 2.00%, 4/1/41, Pool #CB0116 140,349
94,122 2.50%, 4/1/41, Pool #MA4312 85,352
38,877 2.50%, 5/1/41, Pool #CB0469 35,083
114,513 2.00%, 6/1/41, Pool #FM7891 101,058
16,801 2.00%, 6/1/41, Pool #MA4364 14,613
137,941 2.50%, 7/1/41, Pool #CB1076 124,487
64,973 2.50%, 7/1/41, Pool #CB2014 58,919
154,360 2.00%, 7/1/41, Pool #CB1069 135,725
227,642 2.50%, 8/1/41, Pool #CB1342 205,436
107,580 2.00%, 9/1/41, Pool #FM8862 93,572
115,418 2.50%, 9/1/41, Pool #FM8850 104,656
64,234 2.00%, 10/1/41, Pool #BQ6615 55,870
131,355 2.50%, 10/1/41, Pool #CB1842 118,537
228,176 2.00%, 10/1/41, Pool #FM9396 198,393
17,060 2.00%, 10/1/41, Pool #MA4446 14,839
201,941 2.00%, 11/1/41, Pool #CB2110 178,151
138,588 2.50%, 11/1/41, Pool #FM9558 125,674
88,000 2.50%, 11/1/41, Pool #MA4475 79,807
251,125 2.00%, 11/1/41, Pool #FS0106 221,551
168,718 2.00%, 12/1/41, Pool #BU7091 146,746
3,705,629 2.00%, 5/1/42, Pool #FS4603 3,238,098
296,671 4.50%, 9/1/42, Pool #MA4766 298,205
22,698 4.00%, 10/1/43, Pool #BM1167 22,372
197,941 4.50%, 3/1/44, Pool #AV0957 198,806
122,575 4.50%, 7/1/44, Pool #AS3062 122,535
99,431 4.50%, 12/1/44, Pool #AS4176 99,550
58,994 4.00%, 5/1/45, Pool #AZ1207 57,291
99,199 4.00%, 6/1/45, Pool #AY8096 96,336
33,842 4.00%, 6/1/45, Pool #AY8126 32,910
16,598 4.00%, 12/1/45, Pool #AS6352 16,141
6,511 4.50%, 1/1/46, Pool #AY3890 6,539
40,635 4.00%, 2/1/46, Pool #BC1578 39,715
43,817 4.50%, 3/1/46, Pool #BM4548 44,120
2,124 4.50%, 3/1/46, Pool #BC0287 2,125
16,790 4.00%, 4/1/46, Pool #AS7024 16,398
164,596 4.00%, 4/1/46, Pool #AL8468 160,755
63,259 3.00%, 5/1/46, Pool #BC0887 57,967
119,520 4.00%, 6/1/46, Pool #AL9282 115,476
14,263 4.50%, 6/1/46, Pool #BD1238 14,254
62,634 4.00%, 7/1/46, Pool #BC1443 61,121
75,306 4.00%, 9/1/46, Pool #BC2843 73,488
24,049 4.00%, 9/1/46, Pool #BD1489 23,236
154,477 3.00%, 10/1/46, Pool #AL9371 141,560
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 68,780 4.00%, 10/1/46, Pool #BC4754 $ 67,119
11,724 4.00%, 10/1/46, Pool #BD7599 11,328
36,469 4.50%, 10/1/46, Pool #BE1671 36,223
194,621 3.00%, 11/1/46, Pool #BC9026 178,340
191,222 3.00%, 11/1/46, Pool #AL9547 175,227
45,747 4.50%, 11/1/46, Pool #BE2386 45,766
60,718 4.50%, 12/1/46, Pool #BE4488 60,743
551,636 3.50%, 12/1/46, Pool #BM5096 531,603
3,599 4.50%, 12/1/46, Pool #BC9079 3,600
186,860 3.50%, 12/1/46, Pool #BC9077 175,647
16,838 4.50%, 1/1/47, Pool #BE7087 16,824
25,705 4.50%, 1/1/47, Pool #BE6506 25,791
258,672 4.00%, 2/1/47, Pool #AL9779 250,903
28,810 4.50%, 2/1/47, Pool #BE8498 28,852
70,020 3.00%, 3/1/47, Pool #BM3114 64,164
32,778 4.00%, 5/1/47, Pool #BM1277 31,759
4,730 4.00%, 6/1/47, Pool #BH4269 4,583
11,862 4.50%, 6/1/47, Pool #BH0561 11,713
37,925 4.50%, 6/1/47, Pool #BE3663 37,892
5,296 4.50%, 6/1/47, Pool #BE9387 5,291
29,449 4.50%, 7/1/47, Pool #BE3749 29,423
19,316 4.00%, 7/1/47, Pool #AS9968 18,716
10,258 4.50%, 4/1/48, Pool #BJ5454 10,313
36,487 4.00%, 4/1/48, Pool #BM3700 35,354
5,701 4.50%, 5/1/48, Pool #BJ5507 5,732
175,740 4.50%, 10/1/48, Pool #CA2432 175,486
200,694 4.50%, 12/1/48, Pool #CA2797 200,191
40,682 3.00%, 8/1/49, Pool #MA3744 36,572
120,263 4.50%, 9/1/49, Pool #FM1534 119,532
175,037 4.00%, 11/1/49, Pool #CA4628 169,114
132,321 3.00%, 1/1/50, Pool #MA3905 118,444
491,025 3.50%, 1/1/50, Pool #FS3728 472,596
96,211 3.00%, 1/1/50, Pool #CA5019 86,430
369,713 4.00%, 3/1/50, Pool #FM3663 355,388
100,237 3.00%, 4/1/50, Pool #MA3991 89,938
100,961 2.00%, 7/1/50, Pool #CA6275 83,503
65,169 2.00%, 7/1/50, Pool #FM3897 53,949
435,151 3.00%, 8/1/50, Pool #FM6118 391,213
220,905 3.50%, 8/1/50, Pool #FM7147 208,038
100,582 3.00%, 9/1/50, Pool #CA6998 90,444
38,803 3.00%, 9/1/50, Pool #FM4317 34,686
100,705 2.00%, 10/1/50, Pool #CA7323 83,569
119,227 2.50%, 10/1/50, Pool #CA7229 103,233
36,806 3.00%, 11/1/50, Pool #MA4184 33,025
70,871 2.00%, 11/1/50, Pool #CA7616 58,339
112,069 3.00%, 12/1/50, Pool #FM7827 100,505
341,327 3.00%, 12/1/50, Pool #MA4211 306,269
187,171 3.00%, 1/1/51, Pool #MA4239 167,948
158,402 2.50%, 1/1/51, Pool #FM5651 135,904
796,773 2.50%, 4/1/51, Pool #FM6540 693,705
368,300 2.50%, 5/1/51, Pool #MA4326 314,172
442,527 3.00%, 5/1/51, Pool #CB0531 395,603
599,934 3.00%, 6/1/51, Pool #FS4922 540,852
1,014,478 3.00%, 6/1/51, Pool #CB0850 909,554
17,507 2.00%, 7/1/51, Pool #BT1461 14,453
80,624 2.50%, 8/1/51, Pool #MA4399 68,780
385,474 2.00%, 10/1/51, Pool #CB1799 317,175
69,522 2.50%, 10/1/51, Pool #FM9068 59,667
767,379 2.50%, 10/1/51, Pool #MA4438 654,655

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 649,128 2.00%, 11/1/51, Pool #FM9568 $ 536,559
626,992 2.50%, 11/1/51, Pool #MA4466 534,866
394,957 2.50%, 11/1/51, Pool #FM9517 338,970
301,524 2.50%, 11/1/51, Pool #FM9505 258,767
410,810 2.00%, 11/1/51, Pool #FM9539 339,155
1,019,053 2.50%, 11/1/51, Pool #FM9501 879,792
223,786 2.00%, 12/1/51, Pool #CB2348 184,742
78,622 3.00%, 12/1/51, Pool #FM9777 69,805
274,875 2.50%, 12/1/51, Pool #CB2376 236,608
301,152 2.00%, 12/1/51, Pool #CB2350 248,350
317,887 2.50%, 12/1/51, Pool #CB2321 272,816
289,772 2.50%, 12/1/51, Pool #CB2320 250,190
690,309 2.50%, 12/1/51, Pool #CB2289 592,471
71,998 3.50%, 1/1/52, Pool #CB2679 67,384
254,646 3.50%, 1/1/52, Pool #MA4514 238,060
1,283,888 2.00%, 1/1/52, Pool #FS0286 1,059,889
558,912 2.00%, 1/1/52, Pool #FS0288 458,694
207,660 3.00%, 1/1/52, Pool #CB2662 185,304
121,560 2.50%, 1/1/52, Pool #MA4512 103,432
1,333,063 2.00%, 2/1/52, Pool #CB2842 1,086,523
730,440 3.00%, 2/1/52, Pool #FS0631 654,871
222,291 3.50%, 2/1/52, Pool #CB2906 207,339
595,428 3.00%, 3/1/52, Pool #FA1625 532,094
502,964 3.00%, 3/1/52, Pool #BV0350 448,603
314,698 2.50%, 3/1/52, Pool #BV4139 270,430
322,193 3.50%, 3/1/52, Pool #CB3174 300,144
554,303 4.00%, 4/1/52, Pool #FS1647 528,849
861,330 5.00%, 8/1/52, Pool #CB4354 871,510
1,193,358 4.50%, 8/1/52, Pool #CB4387 1,174,257
29,802 4.50%, 9/1/52, Pool #BW7712 29,288
195,889 4.50%, 10/1/52, Pool #BX0507 192,322
38,952 5.00%, 10/1/52, Pool #CB4893 39,494
316,266 5.50%, 10/1/52, Pool #CB4843 321,600
612,472 4.50%, 10/1/52, Pool #CB4891 598,480
379,192 5.00%, 11/1/52, Pool #CB5128 384,299
219,819 5.00%, 11/1/52, Pool #FS3248 222,874
120,186 5.00%, 11/1/52, Pool #FS3295 121,023
277,451 5.00%, 12/1/52, Pool #MA4841 278,247
122,300 5.00%, 12/1/52, Pool #CB5273 124,002
293,638 6.00%, 6/1/53, Pool #CB6538 305,573
623,724 5.50%, 6/1/53, Pool #CB6527 640,342
520,719 6.00%, 7/1/53, Pool #FS5067 541,871
2,038,383 6.00%, 9/1/54, Pool #CB9216 2,100,343
566,715 6.00%, 5/1/55, Pool #CC0404 589,094
786,720 6.00%, 7/1/55, Pool #CC0730 811,739
2,575,000 2.00%, 1/25/56, TBA 2,081,425
2,550,000 2.50%, 1/25/56, TBA 2,155,049
325,000 5.50%, 1/25/56, TBA 329,583
800,000 6.50%, 1/25/56, TBA 831,406
10,325,000 2.00%, 2/25/56, TBA 8,345,907
625,000 3.50%, 2/25/56, TBA 576,709
450,000 3.00%, 2/25/56, TBA 398,092
1,850,000 5.50%, 7/25/56, TBA 1,874,133
57,334,412
Federal Home Loan Mortgage Corporation (2.7%):
13,361 2.50%, 6/1/31, Pool #J34501 12,849
17,815 2.50%, 7/1/31, Pool #V61246 17,318
29,641 2.50%, 8/1/31, Pool #V61273 29,012
83,569 3.50%, 3/1/32, Pool #C91403 83,707
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 272,565 3.50%, 7/1/32, Pool #C91467 $ 273,017
62,920 3.00%, 4/1/33, Pool #G18684 61,521
85,526 3.50%, 10/1/34, Pool #C91793 84,209
331,000 1.50%, 8/1/35, Pool #SB8066 300,619
403,503 1.50%, 11/1/35, Pool #SB8073 366,458
12,279 1.50%, 12/1/35, Pool #SB8078 11,151
389,756 1.50%, 1/1/36, Pool #SB8083 353,962
255,468 4.00%, 5/1/37, Pool #C91938 252,370
18,929 2.50%, 6/1/40, Pool #QK0306 17,208
122,983 4.00%, 11/1/40, Pool #A95150 119,684
26,215 1.50%, 12/1/40, Pool #RB5089 22,280
43,968 1.50%, 2/1/41, Pool #RB5099 37,088
372,275 2.00%, 3/1/41, Pool #SC0136 328,550
44,492 1.50%, 3/1/41, Pool #RB5104 37,528
44,257 1.50%, 4/1/41, Pool #RB5107 37,330
16,727 2.00%, 7/1/41, Pool #RB5118 14,548
567,973 2.00%, 7/1/41, Pool #SC0162 499,425
69,926 2.50%, 10/1/41, Pool #RB5132 63,413
17,391 2.00%, 10/1/41, Pool #RB5131 15,127
270,357 2.00%, 11/1/41, Pool #RB5135 235,149
135,882 2.50%, 1/1/42, Pool #RB5142 123,224
147,718 3.50%, 7/1/42, Pool #ZA1228 141,856
63,574 3.50%, 7/1/42, Pool #ZA1231 59,790
183,926 3.50%, 9/1/42, Pool #ZL3774 176,223
161,619 4.50%, 10/1/42, Pool #RB5189 162,453
60,582 3.50%, 11/1/42, Pool #ZL4397 58,178
102,149 4.50%, 12/1/42, Pool #RB5198 102,680
339,429 3.50%, 1/1/44, Pool #G07922 323,330
170,931 3.50%, 1/1/44, Pool #G60271 163,510
40,988 4.00%, 2/1/45, Pool #G07949 39,289
39,449 3.50%, 11/1/45, Pool #Q37467 37,869
5,436 4.00%, 4/1/46, Pool #Q39975 5,319
10,794 4.00%, 4/1/46, Pool #V82292 10,617
82,326 3.50%, 9/1/46, Pool #Q43257 78,421
3,163 4.50%, 12/1/46, Pool #Q45028 3,167
131,587 3.00%, 12/1/46, Pool #G60989 119,399
3,278 4.50%, 1/1/47, Pool #Q45635 3,281
7,465 4.50%, 2/1/47, Pool #Q46222 7,448
6,523 4.50%, 5/1/47, Pool #Q47942 6,508
14,588 4.50%, 5/1/47, Pool #Q47935 14,555
19,925 4.50%, 5/1/47, Pool #Q48095 19,880
162,111 4.00%, 6/1/47, Pool #Q48877 156,388
27,393 4.50%, 6/1/47, Pool #Q48759 27,331
12,126 4.50%, 7/1/47, Pool #Q49393 12,098
68,634 4.50%, 12/1/47, Pool #Q53017 68,364
19,956 4.00%, 2/1/48, Pool #G61343 19,341
10,161 4.00%, 2/1/48, Pool #Q54499 9,808
12,348 4.50%, 4/1/48, Pool #Q55500 12,255
31,749 4.50%, 4/1/48, Pool #Q55660 31,511
12,572 4.50%, 4/1/48, Pool #Q55724 12,478
73,815 4.00%, 5/1/48, Pool #Q55992 71,254
24,894 4.50%, 5/1/48, Pool #Q55839 24,707
105,362 4.00%, 6/1/48, Pool #G67713 101,632
35,559 4.00%, 7/1/48, Pool #Q59935 35,023
17,953 4.50%, 10/1/48, Pool #G67716 17,933
111,689 3.00%, 6/1/49, Pool #ZT2090 100,402
508,944 4.50%, 7/1/49, Pool #RA1171 505,842
11,899 3.00%, 10/1/49, Pool #SD8016 10,696
21,656 3.00%, 3/1/50, Pool #SD0517 19,467

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 116,494 3.00%, 4/1/50, Pool #QA9049 $ 104,606
21,661 3.00%, 4/1/50, Pool #SD0516 19,452
269,808 2.00%, 6/1/50, Pool #RA2677 223,352
248,870 2.50%, 8/1/50, Pool #SD0430 213,007
24,603 3.00%, 11/1/50, Pool #SD8108 22,075
338,824 2.50%, 11/1/50, Pool #SD7530 293,060
204,079 3.00%, 12/1/50, Pool #SD8115 183,114
1,708,915 2.50%, 2/1/51, Pool #SD7535 1,481,818
266,910 2.50%, 3/1/51, Pool #RA4749 228,561
4,137,807 1.50%, 4/1/51, Pool #SD8139 3,202,980
61,444 3.00%, 5/1/51, Pool #RA5267 55,138
512,668 2.50%, 5/1/51, Pool #SI2106 436,819
1,049,112 2.00%, 5/1/51, Pool #SD7541 867,185
36,859 2.00%, 5/1/51, Pool #QC1514 30,427
1,680,996 2.50%, 5/1/51, Pool #SD7540 1,454,868
278,321 2.50%, 7/1/51, Pool #RA5574 239,505
22,071 2.00%, 7/1/51, Pool #QC4163 18,221
66,860 3.00%, 9/1/51, Pool #RA5901 60,002
544,579 2.00%, 10/1/51, Pool #RA6076 449,089
352,115 3.00%, 10/1/51, Pool #QC9077 316,031
119,745 2.50%, 10/1/51, Pool #QC9148 102,850
74,730 3.00%, 11/1/51, Pool #RA6347 67,063
335,529 2.00%, 11/1/51, Pool #RA6302 275,378
974,579 2.00%, 11/1/51, Pool #RA6241 803,706
384,460 2.00%, 12/1/51, Pool #RA6510 317,384
504,722 2.50%, 12/1/51, Pool #RA6434 433,168
120,902 2.50%, 12/1/51, Pool #SD8183 103,132
1,669,811 2.50%, 12/1/51, Pool #RA6435 1,437,307
308,441 3.00%, 1/1/52, Pool #RA6604 276,807
222,553 3.00%, 1/1/52, Pool #QD5561 197,959
523,104 3.00%, 1/1/52, Pool #SL0417 469,303
833,270 2.00%, 2/1/52, Pool #RA6824 686,737
849,884 2.00%, 2/1/52, Pool #RA6823 698,257
947,824 3.50%, 3/1/52, Pool #RA6987 885,843
507,181 3.50%, 3/1/52, Pool #RA6949 473,058
157,341 3.50%, 4/1/52, Pool #SD0927 148,208
22,756 5.00%, 7/1/52, Pool #RA7617 22,882
148,858 5.00%, 9/1/52, Pool #SD1572 150,926
612,020 4.00%, 10/1/52, Pool #SD1772 589,332
240,613 5.00%, 11/1/52, Pool #SD1862 243,854
343,183 6.00%, 12/1/52, Pool #RA8306 360,112
535,849 5.00%, 12/1/52, Pool #SD1924 542,846
1,608,528 5.50%, 5/1/53, Pool #RA9058 1,656,777
160,283 6.00%, 6/1/53, Pool #RA9278 166,253
195,851 6.00%, 6/1/53, Pool #RA9276 203,830
785,519 5.50%, 6/1/53, Pool #RA9161 806,441
72,938 5.00%, 11/1/53, Pool #SD6961 74,079
687,882 5.50%, 3/1/54, Pool #RJ1067 698,573
517,354 6.00%, 4/1/54, Pool #SD7569 537,271
21,587 5.00%, 4/1/54, Pool #SD5961 22,043
680,276 6.00%, 5/1/54, Pool #SD7570 705,594
907,827 6.50%, 6/1/54, Pool #SD5521 963,569
86,363 6.00%, 9/1/54, Pool #SD7574 89,834
344,257 6.00%, 9/1/54, Pool #SD6419 360,763
1,092,874 6.50%, 9/1/54, Pool #SD6620 1,158,302
356,842 6.00%, 11/1/54, Pool #RJ2748 371,973
414,951 6.50%, 3/1/55, Pool #RJ3704 438,335
368,396 6.50%, 3/1/55, Pool #RJ3703 390,252
118,585 6.50%, 3/1/55, Pool #RJ3700 126,564
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 715,882 6.00%, 3/1/55, Pool #RJ3645 $ 744,102
480,298 6.00%, 4/1/55, Pool #RJ4028 498,909
1,224,028 6.00%, 8/1/55, Pool #RJ4642 1,276,904
99,073 5.00%, 8/1/55, Pool #RJ4685 99,583
36,742,423
Government National Mortgage Association (2.4%):
12,229 4.00%, 10/20/40, Pool #4833 11,872
37,090 4.00%, 1/20/41, Pool #4922 36,007
40,434 4.00%, 8/15/41, Pool #430354 39,642
428,858 4.00%, 1/20/42, Pool #5280 421,394
59,545 4.00%, 11/20/42, Pool #MA0535 58,437
144,179 3.00%, 12/20/42, Pool #AA5872 134,637
93,767 3.00%, 3/20/43, Pool #AA6146 86,089
17,353 3.50%, 3/20/43, Pool #AD8884 15,989
38,564 3.00%, 3/20/43, Pool #AD8812 35,264
7,282 3.50%, 4/20/43, Pool #AB9891 6,710
18,651 3.50%, 4/20/43, Pool #AD9075 17,185
37,509 4.00%, 5/20/46, Pool #MA3664 36,387
188,230 3.00%, 12/20/46, Pool #MA4126 172,299
32,613 4.00%, 1/15/47, Pool #AX5857 31,417
33,819 4.00%, 1/15/47, Pool #AX5831 32,588
267,498 3.00%, 1/20/47, Pool #MA4195 244,860
110,685 4.00%, 3/20/47, Pool #MA4322 106,951
61,972 4.00%, 4/20/47, Pool #784304 58,721
18,796 4.00%, 4/20/47, Pool #MA4383 18,162
55,982 4.00%, 4/20/47, Pool #784303 53,039
13,268 3.50%, 2/20/48, Pool #MA5019 12,329
10,562 4.00%, 4/20/48, Pool #BG7744 10,196
9,302 4.00%, 4/20/48, Pool #BG3507 8,981
2,519 3.50%, 12/20/49, Pool #BR8987 2,341
5,713 3.50%, 12/20/49, Pool #BR8985 5,278
2,585 3.50%, 12/20/49, Pool #BR8984 2,393
141,141 2.00%, 9/20/50, Pool #MA6864 116,938
6,169,270 2.00%, 10/20/50, Pool #MA6930 5,111,402
101,543 2.00%, 1/20/51, Pool #MA7135 84,102
1,428,666 2.00%, 2/20/51, Pool #MA7192 1,183,243
860,749 2.50%, 7/20/51, Pool #MA7472 743,522
163,874 2.50%, 8/20/51, Pool #785575 140,657
145,332 2.50%, 9/20/51, Pool #785616 124,737
709,537 2.50%, 9/20/51, Pool #MA7589 612,912
53,257 2.50%, 12/20/51, Pool #MA7767 46,004
193,470 2.50%, 12/20/51, Pool #785792 166,069
871,361 2.50%, 1/20/52, Pool #MA7827 752,694
4,739,107 3.00%, 3/20/52, Pool #MA7937 4,266,853
828,729 2.50%, 5/20/52, Pool #MA8042 715,848
1,291,796 3.00%, 6/20/52, Pool #MA8098 1,162,985
5,116,401 2.50%, 6/20/52, Pool #MA8097 4,419,949
852,618 3.50%, 7/20/52, Pool #MA8149 777,545
1,982,762 3.50%, 9/20/52, Pool #MA8266 1,826,092
1,460,601 3.50%, 10/20/52, Pool #MA8345 1,340,197
1,042,371 4.00%, 10/20/52, Pool #MA8346 993,340
2,706,234 4.50%, 4/20/53, Pool #MA8799 2,640,874
699,745 5.00%, 9/20/53, Pool #MA9170 702,311
183,585 6.50%, 11/20/53, Pool #MA9307 190,454
400,556 3.50%, 5/20/54, Pool #MA9664 365,409
86,876 5.50%, 12/20/54, Pool #MB0092 87,843
368,134 5.50%, 2/20/55, Pool #MB0205 371,898
468,381 5.50%, 6/20/55, Pool #MB0424 473,312

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 891,142 5.50%, 7/20/55, Pool #MB0485 $ 900,552
31,976,910
Total U.S. Government Agency Mortgages (Cost $130,168,933) 126,053,745
U.S. Treasury Obligations (20.9%):
U.S. Treasury Bonds (7.8%):
3,796,700 3.38%, 8/15/42(e) 3,214,144
22,071,000 4.88%, 8/15/45 22,329,644
3,395,000 4.00%, 11/15/52 2,951,661
1,860,000 3.63%, 2/15/53 1,509,506
27,993,000 4.13%, 8/15/53 24,842,694
4,200,000 4.25%, 2/15/54 3,806,906
27,400,000 4.63%, 5/15/54 26,453,844
2,905,000 4.25%, 8/15/54 2,633,791
2,430,000 4.63%, 2/15/55 2,347,323
6,948,000 4.75%, 5/15/55 6,847,037
6,529,000 4.75%, 8/15/55 6,437,186
103,373,736
U.S. Treasury Notes (13.1%):
268,000 3.75%, 5/31/30 268,733
16,119,100 4.13%, 11/30/31 16,372,220
19,672,000 2.88%, 5/15/32 18,559,303
24,227,000 4.13%, 5/31/32 24,565,799
6,900,000 4.00%, 6/30/32 6,945,820
3,400,000 4.00%, 7/31/32 3,420,453
6,600,000 3.88%, 8/31/32 6,588,141
4,664,000 4.13%, 11/15/32 4,720,842
27,800,000 3.50%, 2/15/33 27,036,586
6,986,000 3.88%, 8/15/33 6,935,242
1,341,000 4.00%, 2/15/34 1,338,381
32,600,000 3.88%, 8/15/34 32,131,375
4,000,000 4.25%, 11/15/34 4,047,344
9,000,000 4.25%, 5/15/35 9,086,836
13,225,500 4.25%, 8/15/35 13,337,607
175,354,682
Total U.S. Treasury Obligations (Cost $283,784,793) 278,728,418
Shares
Unaffiliated Investment Companies (4.6%):
Money Market Funds (4.6%):
2,528,497 BlackRock Liquidity FedFund, Institutional Class,
4.14%(f)(g) 2,528,497
58,786,218 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 3.64%(g) 58,786,218
Total Unaffiliated Investment Companies (Cost $61,314,715) 61,314,715
Total Investment Securities
(Cost $1,189,415,127 ) — 101.0% ( h ) 1,349,923,788
Net other assets (liabilities) — (1.0)% (12,964,243)
Net Assets — 100.0% $ 1,336,959,545
ADR—American Depository Receipt
H15T1Y—1 Year Treasury Constant Maturity Rate
H15T5Y—5 Year Treasury Constant Maturity Rate
LIBOR—London Interbank Offered Rate

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2025 .
MTN—Medium Term Note
PIK—Payment-in Kind
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TBA—To Be Announced Security
US0003M—3 Month US Dollar LIBOR
* Non-income producing security.
† Represents less than 0.05%.
^ This security or a partial position of this security was on loan as of December 31, 2025. The total value of securities on loan as of December 31, 2025 was $2,414,214.
+ This security, in part or entirely, represents an unfunded loan commitment.
(a) Security was valued using significant unobservable inputs as of December 31, 2025.
(b) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at December
31, 2025.
(d) Defaulted bond.
(e) All or a portion of this security has been pledged as collateral for open derivative positions.
(f) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2025.
(g) The rate represents the effective yield at December 31, 2025.
(h) See Federal Tax Information listed in the Notes to the Financial Statements.
Amounts shown as “—“ are either $0 or round to less than $1.
Securities Sold Short (-0.1%):
At December 31, 2025, the Fund's securities sold short were as follows:
Security Description
Coupon
Rate Maturity Date Par Amount
Proceeds
Received Value
U.S. Government Agency Mortgage
Federal National Mortgage Association
Federal National Mortgage Association, TBA 6.00% 1/25/56 $ (1,450,000) $ (1,484,551) $ (1,488,402)
$ (1,484,551) $ (1,488,402)
Futures Contracts
At December 31, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini March Futures (U.S. Dollar) 3/20/26 14 $ 4,824,750 $ (42,868)
U.S. Treasury 5-Year Note March Futures (U.S. Dollar) 3/31/26 484 52,903,469 (80,183)
$ (123,051)

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2025
Statement of Operations
For the Year Ended December 31, 2025
Assets:
Investment securities, at cost $ 1,189,415,127
aaa
aaa
Investment securities, at value(a) $ 1,349,923,788
Deposit at broker for futures contracts collateral 402,897
Interest and dividends receivable 7,918,023
Foreign currency, at value (cost $5,535) 6,317
Receivable for investments sold 81,077
Receivable for TBA investments sold 18,617,258
Prepaid expenses 6,235
Total Assets 1,376,955,595
Liabilities:
Cash overdraft 354
Payable for investments purchased 683,105
Payable for TBA investments purchased 33,789,120
Payable for capital shares redeemed 497,377
Payable for collateral received on loaned securities 2,528,497
Securities sold short (Proceeds received $1,484,551) 1,488,402
Payable for variation margin on futures contracts 92,946
Management fees payable 442,120
Administration fees payable 124,228
Distribution fees payable 268,653
Custodian fees payable 7,837
Administrative and compliance services fees payable 2,788
Transfer agent fees payable 2,473
Trustee fees payable 8,651
Other accrued liabilities 59,499
Total Liabilities 39,996,050
Commitments and contingent liabilities^
Net Assets
$ 1,336,959,545
Net Assets Consist of:
Paid-in capital $ 1,108,131,26 2
Total distributable earnings 228,828,28 3
Net Assets
$ 1,336,959,545
Class 1
Net Assets $ 79,872,761
Shares of beneficial interest (unlimited number of shares authorized, no par value)
*
4,094,745
Net Asset Value (offering and redemption price per share)
*
$ 19.51
Class 2
Net Assets $ 1,257,086,784
Shares of beneficial interest (unlimited number of shares authorized, no par value) 78,404,842
Net Asset Value (offering and redemption price per share) $ 16.03
(a) Includes securities on loan of $2,414,214.
^ See Note 3 in Notes to the Financial Statements.
* Shares of beneficial interest and the Net Asset Value reflect a 2 to 1 reverse share split which occurred on September 19, 2025. See Note 12 in Notes to the Financial
Statements.
Investment Income:
Interest $ 36,696,371
Dividends 8,147,119
Income from securities lending 58,698
Foreign withholding tax (725)
Total Investment Income 44,901,463
Expenses:
Management fees 5,919,080
Administration fees 638,317
Distribution fees - Class 2 3,240,886
Custodian fees 53,546
Administrative and compliance services fees 31,985
Transfer agent fees 16,283
Trustee fees 70,502
Professional fees 80,956
Shareholder reports 23,920
Other expenses 29,652
Total expenses before reductions 10,105,127
Less expense contractually waived/reimbursed by the Manager (532,565)
Net expenses 9,572,562
Net Investment Income/(Loss)
35,328,901
Net realized and Change in net unrealized gains/(losses) on
investments:
Net realized gains/(losses) on securities and foreign currencies 46,508,627
Net realized gains/(losses) on futures contracts 803,777
Net realized gains/(losses) on securities sold short (38,305)
Change in net unrealized appreciation/(depreciation) on securities and foreign currencies 63,245,777
Change in net unrealized appreciation/(depreciation) on futures contracts (68,853)
Change in net unrealized appreciation/(depreciation) on securities sold short (3,851)
Net realized and Change in net unrealized gains/(losses) on
investments
110,447,172
Change in Net Assets Resulting From Operations
$ 145,776,073

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2025
(a)
For the
Year Ended
December 31, 2024
(a)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 35,328,901 $ 38,643,711
Net realized gains/(losses) on investments 47,274,099 72,929,570
Change in unrealized appreciation/(depreciation) on investments 63,173,073 53,160,357
Change in net assets resulting from operations 145,776,073 164,733,638
Distributions to Shareholders:
Class 1 (3,213,022) (3,509,961)
Class 2 (58,234,676) (32,890,893)
Change in net assets resulting from distributions to shareholders (61,447,698) (36,400,854)
Capital Transactions:
Class 1
Proceeds from shares issued 46,330 87,147
Proceeds from dividends reinvested 3,213,018 3,509,961
Value of shares redeemed (10,945,070) (12,352,852)
Total Class 1 Shares (7,685,722) (8,755,744)
Class 2
Proceeds from shares issued 5,467,962 1,975,690
Proceeds from dividends reinvested 58,234,676 32,890,893
Value of shares redeemed (247,634,907) (286,655,633)
Total Class 2 Shares (183,932,269) (251,789,050)
Change in net assets resulting from capital transactions (191,617,991) (260,544,794)
Change in net assets (107,289,616) (132,212,010)
Net Assets:
Beginning of period 1,444,249,161 1,576,461,171
End of period $ 1,336,959,545 $ 1,444,249,161
Share Transactions:
Class 1
Shares issued 2,546 4,709
Dividends reinvested 166,823 192,431
Shares redeemed (581,782) (688,348)
Total Class 1 Shares (412,413) (491,208)
Class 2
Shares issued 359,187 132,654
Dividends reinvested 3,676,432 2,175,324
Shares redeemed (15,915,283) (19,522,371)
Total Class 2 Shares (11,879,664) (17,214,393)
Change in shares (12,292,077) (17,705,601)
(a) Class 1 share transactions reflect a 2 to 1 reverse share split which occurred on September 19, 2025. See Note 12 in Notes to the Financial Statements.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Year Ended
December 31,
2025
(a)
Year Ended
December 31,
2024
(a)
Year Ended
December 31,
2023
(a)
Year Ended
December 31,
2022
(a)
Year Ended
December 31,
2021^
(a)
Class 1
Net Asset Value, Beginning of Period
$ 18.20  $ 17.02  $ 15.38  $ 20.58  $ 20.00
Investment Activities:
Net Investment Income/(Loss)(b) 0.53  0.50  0.42  0.34  0.14
Net Realized and Unrealized Gains/(Losses) on Investments 1.57  1.46  1.72  (3.34) 1.04
Total from Investment Activities 2.10  1.96  2.14  (3.00) 1.18
Distributions to Shareholders From:
Net Investment Income (0.51) (0.78) (0.50) (0.28) (0.16)
Net Realized Gains (0.28) —  —  (1.92) (0.44)
Total Dividends (0.79) (0.78) (0.50) (2.20) (0.60)
Net Asset Value, End of Period
$ 19.51  $ 18.20  $ 17.02  $ 15.38  $ 20.58
Total Return
(c) 11.60% 11.56% 14.24% (14.40)% 6.03%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 79,873  $ 82,057  $ 85,079  $ 85,004  $ 113,445
Net Investment Income/(Loss)(e) 2.80% 2.77% 2.58% 1.95% 1.35%
Expenses Before Reductions(e)(f) 0.50% 0.48% 0.48% 0.47% 0.51%
Expenses Net of Reductions(e) 0.46% 0.46% 0.46% 0.46% 0.46%
Portfolio Turnover Rate(g) 62% 62% 61% 72% 115%
Class 2
Net Asset Value, Beginning of Period
$ 15.09  $ 13.87  $ 12.39  $ 15.81  $ 14.44
Investment Activities:
Net Investment Income/(Loss)(b) 0.40  0.37  0.30  0.24  0.19
Net Realized and Unrealized Gains/(Losses) on Investments 1.29  1.20  1.40  (2.56) 1.48
Total from Investment Activities 1.69  1.57  1.70  (2.32) 1.67
Distributions to Shareholders From:
Net Investment Income (0.47) (0.35) (0.22) (0.14) (0.08)
Net Realized Gains (0.28) —  —  (0.96) (0.22)
Total Dividends (0.75) (0.35) (0.22) (1.10) (0.30)
Net Asset Value, End of Period
$ 16.03  $ 15.09  $ 13.87  $ 12.39  $ 15.81
Total Return
(c) 11.22% 11.35% 13.87% (14.56)% 11.65%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 1,257,087  $ 1,362,192  $ 1,491,382  $ 1,310,095  $ 1,754,265
Net Investment Income/(Loss) 2.55% 2.52% 2.33% 1.70% 1.22%
Expenses Before Reductions(f) 0.75% 0.73% 0.73% 0.72% 0.80%
Expenses Net of Reductions 0.71% 0.71% 0.71% 0.71% 0.71%
Portfolio Turnover Rate(g) 62% 62% 61% 72% 115%
^ Class 1 activity is for the period June 21, 2021 (commencement of operations) to December 31, 2021.
(a) Class 1 had a 2 to 1 reverse share split effective September 19, 2025. Prior year net asset values and per share amounts have been retrospectively adjusted to reflect the impact of the reverse share split. See Note 12 in Notes to the Financial Statements.
(b) Calculated using the average shares method.
(c) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.
(f) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2025

1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Fidelity
Institutional Asset Management Multi-Strategy Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Structured Notes
The Fund may invest in structured notes, the values of which are based on the price movements of a reference security or index. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. The terms of the structured notes may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured notes may be positively or negatively indexed, so that appreciation of the reference security or index may produce an increase or a decrease in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the reference security or index; therefore, the value of such security may be very volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference security or index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2025

Securities Purchased on a When-Issued Basis
The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. The Fund will not pay for such securities or start earning interest on them until they are received. When the Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. The Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.
Short Sales
The Fund may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When the Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance
Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment
Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Class Allocation
The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.
Bank Loans
The Fund may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium as shown in the Schedule of
Portfolio Investments. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Schedule of Portfolio Investments. All or a portion of any bank loans may be unfunded. The Fund reflects both the funded portion of a bank loan, as well as its unfunded commitment in the Schedule of Portfolio Investments.
The portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the portfolio must have funds sufficient to cover its contractual obligation.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at December 31, 2025 are presented on the Fund’s Schedule of Portfolio Investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2025

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent
9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $5,795 during the year ended December 31, 2025. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $2,528,497 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of December 31, 2025. At December 31, 2025, there were no master netting provisions in the securities lending agreement.
TBA Purchase and Sale Commitments
The Fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted
“good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.
To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of December 31, 2025, no collateral had been posted by the Fund to counterparties for TBAs.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2025, the Fund did not engage in any Rule 17a-7 transactions.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type.
Futures Contracts
During the year ended December 31, 2025, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the year ended December
31, 2025, the monthly average notional amount for long contracts was $44.1 million. There was no short contract activity during the year. Realized gains and losses are reported as
“Net realized gains/(losses) on futures contracts” on the Statement of Operations.
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2025:
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
10,452 –
Futures Contracts Receivable for variation margin on futures contracts* $— Payable for variation margin on futures contracts* $42,868
Interest Rate Risk
– 567,227
–
– –
Futures Contracts Receivable for variation margin on futures contracts* $— Payable for variation margin on futures contracts* $ 80,183
* For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as “Variation margin on futures contracts.”

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2025

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2025:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with the Manager, (“FIAM” or the “Subadviser”) provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and assume certain expenses of the Fund to limit the annual expenses, excluding (i) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (ii) acquired fund fees and expenses, (iii) taxes, (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges),
(v) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vi) other extraordinary or non-routine expenses (including expenses arising from mergers, acquisitions or similar transactions involving the Fund), based on the average net assets of the Fund, through April 30, 2027.
For the year ended December 31, 2025, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The annual rate due to the Manager is 0.43% of the first $20 billion of the Fund’s average daily net assets and 0.40% of the Fund’s average daily net assets over $20 billion. The annual rate due to the Subadviser from the Manager is 0.25% of the first $200 million of the Fund’s average daily net assets, 0.20% of the next $200 million of the Fund’s average daily net assets and 0.15% of the Fund’s average daily net assets over $400 million.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager, to the extent that such reimbursement will not cause the Fund’s expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”
At December 31, 2025, the contractual reimbursements subject to repayment by the Fund in subsequent years were as follows:
The Fund has not recorded a commitment or contingent liability at December 31, 2025.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable. During the year ended
December 31, 2025, there were no such waivers.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and support services to the CCO of the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and, through September 30, 2025, a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administration fees.”
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/(Depreciation)
on Derivatives Recognized
Equity Risk
366,525 (64,650)
Futures Contracts Net realized gains/(losses) on futures contracts/Change in net unrealized appreciation/
(depreciation) on futures contracts
$ 96,606 $ 11,33 0
Interest Rate Risk
– (567,227)
Futures Contracts Net realized gains/(losses) on futures contracts/Change in net unrealized appreciation/
(depreciation) on futures contracts
$707,171 $(80,183)
Annual Rate* Annual Expense Limit
AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 1 0.43% 0.46%
AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 2 0.43% 0.71%
Expires
12/31/2026
Expires
12/31/2027
Expires
12/31/2028 Total
AZL Fidelity Institutional Asset Management Multi-Strategy Fund $323,102 $328,677 $532,565 $1,184,344

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2025

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source in accordance with valuation procedures approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
In the event that unobservable inputs are used when determining valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement. When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any other information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2025 in valuing the Fund’s investments based upon the three levels defined above:
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 555,349,520 $ 300,556 $ 824,831 $ 556,474,907
Preferred Stock 93,855 — — 93,855
Warrant
+
— 1,580 — 1,580
Asset-Backed Securities — 19,576,399 — 19,576,399

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2025

(a)
Acquisition date represents the initial purchase date of the security.
5. Security Purchases and Sales
For the year ended December 31, 2025, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
For the year ended December 31, 2025, purchases and sales of long-term U.S. government securities were as follows:
6. Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of
1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act.
Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of December 31, 2025 are identified below.
7. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Bank Loan Risk : There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.
Derivatives Risk : The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk.
Investment Securities: Level 1 Level 2 Level 3 Total
Collateralized Mortgage Obligations $ — $ 47,028,315 $ — $ 47,028,315
Collateralized Mortgage-Backed Securities — 30,035,517 — 30,035,517
Convertible Bonds — 1,805,637 — 1,805,637
Bank Loans — 7,209,975 — 7,209,975
Corporate Bonds
+
— 177,898,982 — 177,898,982
Yankee Debt Obligations
+
— 43,701,743 — 43,701,743
U.S. Government Agency Mortgages — 126,053,745 — 126,053,745
U.S. Treasury Obligations — 278,728,418 — 278,728,418
Unaffiliated Investment Companies 61,314,715 — — 61,314,715
Total Investment Securities 616,758,090 732,340,867 824,831 1,349,923,788
Securities Sold Short — (1,488,402) — (1,488,402)
Other Financial Instruments:
*
Futures Contracts (123,051) — — (123,051)
Total Investments $616,635,039 $730,852,465 $824,831 $1,348,312,335
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
*
Other Financial Instruments include any derivative instruments, such as futures contracts.  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.
Purchases Sales
AZL Fidelity Institutional Asset Management Multi-Strategy Fund $837,281,930 $1,101,994,463
Purchases Sales
AZL Fidelity Institutional Asset Management Multi-Strategy Fund $139,120,095 $228,145,828
Security
Acquisition
Date (a)
Acquisition
Cost
Shares or
Principal
Amount Value
Percentage of Net
Assets
Finastra US TL Term 1Ln, 11.57%, 9/13/29 9/22/23 $ 89 , 768 91,600 $ 91,829 0.00%
Sunnova Energy Corp., 5.88%, 9/1/26, Callable 2/5/26 @ 100 4/9/25 81 , 631 230,000 2,022 0.00%

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2025

Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Emerging Markets Risk : Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.
Foreign Securities Risk : Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Interest Rate Risk : Debt securities held by the Fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates. Macroeconomic factors, such as inflationary trends, can heighten interest rate risk.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security or other asset may fluctuate significantly due to factors such as changes in general market conditions, including economic, political, and financial conditions, widespread disease or other public health issues, war, military conflict, acts of terrorism, adverse investor sentiment, or instability or other disruptive events in the local, regional or global markets. Certain changes in the U.S. economy, such as a decrease in imports or exports, changes in trade regulations, inflation and/or economic recession, may have an adverse effect on the value of the Fund's securities.
Mortgage-Related and Other Asset-Backed Securities Risk : The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, investments in mortgage-related securities may cause the Fund to exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If the Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied.
An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-
payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.
Short Sale Risk : The Fund may engage in short sales, which are transactions in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. Because making short sales in securities that it does not own exposes the
Fund to the risks associated with those securities, such short sales involve speculative exposure risk. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short. The Fund will realize a gain if the security declines in price between those dates. As a result, if the Fund makes short sales in securities that increase in value, it will likely underperform similar funds that do not make short sales in securities they do not own. There can be no assurance that the Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold. The Fund may also pay transaction costs and borrowing fees in connection with short sales.
8. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2025 is $1,197,827,805. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
Unrealized appreciation $180,724,527
Unrealized depreciation (30,116,946)
Net unrealized appreciation/(depreciation) $150,607,581

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2025

The tax character of dividends paid to shareholders during the year ended December 31, 2025 was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2024 was as follows:
At December 31, 2025, the components of accumulated earnings on a tax basis were as follows:
9. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of December 31, 2025, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 70% of the Fund.
Investment activities of this shareholder could have a material impact to the Fund.
10. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"), subject to the oversight and, when applicable, approval of the Board, the officers of the Trust, as listed in the Trust’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
11. Recent Accounting Pronouncements
During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The
amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction if the quantitative threshold is met. The Fund did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
12. Reverse Share Split
On September 19, 2025, the Fund's Class 1 shares implemented a 2 to 1 reverse share split, the net effect of which was to decrease the number of the Fund's Class 1 outstanding shares and increase the Class 1 net asset value per share by a proportionate amount. While the number of the Fund's Class 1 outstanding shares decreased, neither the Fund's holdings nor the total value of Class 1 shareholders' investments in the Fund were affected. Immediately after the reverse share split, each Class 1 shareholder continued to own the same percentage of the Fund's net assets prior to the reverse share split. Capital share activity referenced in the Statement of Changes in Net Assets and per share data in the
Financial Highlights for Class 1 shares have been retrospectively adjusted to reflect the reverse share split.
13. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Fidelity Institutional Asset Management Multi-Strategy Fund $53,828,554 $7,619,144 $61,447,698
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Fidelity Institutional Asset Management Multi-Strategy Fund $36,400,854 $– $36,400,854
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
(Depreciation)(a)
Total
Accumulated
Earnings/(Deficit)
AZL Fidelity Institutional Asset Management Multi-Strategy
Fund $42,907,817 $35,312,103 $— $150,608,363 $228,828,283
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales and other miscellaneous differences.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Trust and Shareholders of
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL Fidelity Institutional Asset Management Multi-Strategy
Fund (one of the funds constituting Allianz Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 20, 2026
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2025, 14.30% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.
During the year ended December 31, 2025, the Fund declared net short-term capital gain distributions of $15,199,031.
During the year ended December 31, 2025, the Fund declared net long-term capital gain distributions of $7,619,144.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Fund during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts
Subject to the general supervision of the Board of Trustees (the “Board” or “Trustees”) and in accordance with the investment objectives and restrictions of each separate series
(together, the “Funds”) of the Allianz Variable Insurance Products Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management
LLC (the “Manager”). As used in this section, “Fund” refers to any of the Funds other than the AZL Moderate Index Strategy Fund. The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon the Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2027 (the “Expense Limitation Agreement”).
Each Fund is a manager-of-managers fund. That means that the Manager is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the investment decisions made for each Fund. The Manager also is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a
Subadviser.
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
The Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to select as a Subadviser. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the
Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods; (b)
Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place a Fund on the watch list for other reasons, and if so, will explain its rationale to the Board. Funds which are on the watch list are subject to additional scrutiny by the Manager and the Board. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board has subsequently considered and approved retention of the new Subadviser.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager and the portfolio management agreements with the Subadvisers (the “Subadvisory Agreements”; and together with the Management Agreement, the “Advisory Contracts”). The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considered many factors, among the most material of which are: the Funds’ investment objectives and long-term performance; the Manager’s and Subadvisers’
(collectively, the “Advisory Organizations”) management philosophy, personnel, processes and investment performance, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Funds by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance
Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) any payments made by the Funds pursuant to Rule 12b-1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Advisory Contracts.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Advisory Contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of Advisory Contracts is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Funds’ investment performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or “peer group” funds), and comments on the reasons for performance; the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Funds’ portfolio securities; the nature, extent and quality of the advisory and other services provided to the Funds by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them;
and relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the Advisory Contracts, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall-out” benefits an Advisory Organization may derive from its relationship with the Funds.
In assessing the Advisory Organizations’ performance of their obligations, the Board may also consider whether there has occurred a circumstance or event that would constitute a reason for it to not renew an Advisory Contract. In this regard, the Board is mindful of the potential disruption of a Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.
The Advisory Contracts were most recently considered at Board meetings held in the summer and fall of 2025. Information relevant to the approval of such Advisory Contracts was considered at Board meetings held June 9 and 10, 2025, and September 23, 2025, as well as at various other meetings preceding those meetings. Accordingly, the Advisory
Contracts were approved by the Board at an in-person meeting on September 23, 2025. At such meeting the Board also approved the Expense Limitation Agreement between the
Manager and the Trust for the period ending April 30, 2027.
In connection with such meetings, the Board requested and evaluated extensive materials from the Advisory Organizations, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Contracts with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager or Subadvisers were present. In reaching their determinations relating to the approval of the Advisory Contracts, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Advisory
Contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Form N-CSR filings must include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager and Subadvisers.
The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. Under the Management Agreement, the Manager holds the sole and exclusive responsibility to provide, or arrange for others to provide, the management of the Funds’ assets and the placement of orders for the purchase and sale of the securities of the Funds. As each Fund is a manager of managers fund, the Manager is authorized, under the Management Agreement, to retain one or more Subadvisers for each Fund to handle day-to-day management of the Funds’ investment portfolios; the Manager is responsible for determining, in the first instance, which investment advisers to recommend to the Board for selection as a Subadviser. The Board was aware that, notwithstanding the retention of the Subadvisers to handle day-to-day portfolio management, the Manager remains responsible for substantial other matters, including continuously monitoring compliance by each Subadviser with the investment policies and restrictions of the respective Funds, with such other limitations or directions of the Board, and with all legal requirements under federal or state law or regulation. The Manager also is responsible primarily to provide statistical information and other data to the Board regarding the Funds’ portfolio investments and to make available to the Funds’ administrator such information as is necessary for the conduct of its duties.
The Board also noted that the Manager provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and the Subadvisers and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted that, for example, the Manager and Subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs are continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Advisory Contracts.
(2) The investment performance of the Funds, the Manager and the Subadvisers.
In connection with every quarterly Board meeting, as well as the summer and fall 2025 contract review process, the Board receives extensive information on the performance results of each of the Funds. This includes performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. The performance information considered includes information on absolute total return, performance versus the appropriate benchmark(s), and performance versus peer groups as reported by Lipper. For example, in connection with the Board meetings held June 9 and 10, 2025, and September
23, 2025, the Manager reported that for the one-year period ended December 31, 2024, five Funds were in the top 40%, two were in the middle 20%, and seven were in the bottom
40% of their respective Lipper peer groups. For the three-year period ended December 31, 2024, six Funds were in the top 40%, three were in the middle 20% and five were in the bottom 40% of their respective Lipper peer groups. For the five-year period ended December 31, 2024, six Funds were in the top 40%, two were in the middle 20%, and six were in the bottom 40% of their respective Lipper peer groups. For Funds which are index funds, the Board each quarter also receives information on the extent, if any, to which such Funds deviate from their particular benchmark index (referred to as “index attribution”).
Three Funds, the AZL Russell Value 1000 Index Fund, the AZL Enhanced Bond Index Fund and the AZL Government Money Market Fund, were in the bottom 40% for all of the one-, three- and five-year periods. The Board had previously met with the portfolio managers of the AZL Government Money Market Fund in June 2023 to receive and review enhanced reporting on each Fund’s current investment strategy, process and outlook. As a result of these discussions and other discussions with representatives of the Manager, the
Board considered the reasons for the underperformance of these Funds, including the headwinds faced by their long-term investment strategies. The Board understood that such underperformance was not a reflection of the nature, extent or quality of services being provided by the respective Subadvisers. The Board also considered the impact of recoupment of previously waived fees on the performance of the AZL Government Money Market Fund during the periods measured.
At the Board meeting held September 23, 2025, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2025.

Thus, at the Board meeting held September 23, 2025, the Board determined that the overall investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Funds.
The Manager supplied information
to the Board pertaining to the level of investment advisory fees to which the Funds are subject. The Manager has agreed to temporarily limit Fund expenses at certain levels, and information is provided to the Board setting forth “contractual” advisory fees and “actual” fees after taking expense limits and any temporary fee waivers into account. The Board noted that the subadvisory fees are paid by the Manager to each Subadviser and are not additional fees borne by the Funds. Based upon the information provided, the “actual”
advisory fees payable by the Funds overall are generally comparable to the average level of fees paid by the Funds’ peer groups. For the 14 Funds reviewed by the Board in the summer and fall of 2025, 12 Funds paid “actual” advisory fees in a percentage amount within the 65th percentile or lower for each Fund’s applicable category. (A lower percentile reflects lower fund fees and is better for fund shareholders.) The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.
Based upon the information provided, the management fee ranking in 2024 for the 14 Funds was as follows: (1) 12 of the Funds had management fee rankings at or below the 65th percentile (with 10 Funds at or below the 50th percentile); (2) for the AZL MSCI Global Equity Index Fund, it was determined that there was poor peer group comparability due to there being only one other fund in the category; and (3) for the AZL T. Rowe Price Capital Appreciation Fund, a temporary management fee reduction was recommended. The Board noted that it had previously considered and approved a temporary reduction in the AZL MSCI Global Equity Index Fund’s management fee, which is in effect through at least April 30,
2027. In addition, the Board also considered that the AZL Enhanced Bond Index Fund’s management fee ranked at the 63rd percentile in the bond index category, but that the Fund’s enhanced bond strategy lacks direct peers.
The Manager has also supplied information to the Board pertaining to total Fund expenses (which include advisory fees, the 25 basis point 12b-1 fee paid by the Funds, and other
Fund expenses). As noted above, the Manager has agreed to limit Fund expenses at certain levels.
The Manager has committed to providing the Funds with a high quality of service and working to reduce Fund expenses over time.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2022 through 2024. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
The Manager, on behalf of the Board, endeavored to obtain information on the profitability of each Subadviser in connection with its relationship with the Fund or Funds which it subadvised. The Manager was unable to obtain consistent profitability information from some of the Subadvisers that would allow the Board to determine the profits derived from the
Subadviser’s relationship to the Fund or Funds, rather than its overall level of profitability. In considering profitability information, the Board considered the possible effect of any fall-
out benefits to the Subadvisers and their affiliates. The Board considered the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization.
The Manager assured the Board that the Subadvisory Agreements with the Subadvisers, none of which are affiliated with the Manager, were negotiated on an “arm’s length” basis, which should not result in excessive profits for the Subadvisers.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.
The Board noted that the advisory fee schedules
for the Funds (other than AZL FIAM Multi-Strategy Fund, AZL FIAM Total Bond Fund, and AZL MSCI Global Equity Index Fund) do not contain breakpoints that reduce the fee rate on assets above specified levels, although certain Subadvisory Agreements have such “breakpoints.” The Board recognized that breakpoints may be an appropriate way for the
Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found that there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June
30, 2025, were approximately $13.4 billion, including assets of affiliated investing funds, and that no single Fund had assets in excess of approximately $3.5 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Advisory Contracts or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in certain Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Advisory Contracts, the
Board concluded that the advisory fees were reasonable, and that the continuation of the Advisory Contracts was in the best interest of the Funds.

ANNRPT1225 02/26
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® Fidelity Institutional Asset Management Total Bond
Fund
Annual Financial Statements and Other Information
December 31, 2025

AZL® Fidelity Institutional Asset Management Total Bond Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Information (Form N-CSR Items 8-11) (Unaudited)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks (1.0%):
Health Care Providers & Services (0.1%):
4,657 Cano Health LLC* $ 60,867
Oil, Gas & Consumable Fuels (0.9%):
5,889 Sanchez Energy Corp.*(a) 1,210,880
Paper & Forest Products (0.0%
†
):
963 Acrisure Holdings, Inc.* 26,232
Specialty Retail (0.0%
†
):
1 Party City Holdco, Inc.*(a) —
Total Common Stocks (Cost $257,516) 1,297,979
Preferred Stock (0.0%
†
):
Software (0.0%
†
):
140 Strategy, Inc., Variable, Series A, 11.00% 13,831
Total Preferred Stock (Cost $13,041) 13,831
Contracts
Warrant (0.0%
†
):
Health Care Providers & Services (0.0%
†
):
156 Cano Health LLC, 12/30/28* 568
Total Warrant (Cost $5,000) 568
Shares
Right (0.0%
†
):
Diversified Telecommunication Services (0.0%
†
):
13 SES Intelsat CVR, Expires on 12/31/26* 196
Total Right (Cost $–) 196
Principal Amount
Asset-Backed Securities (4.2%):
$ 229,232 AASET, Class A1, Series 2024-1A, 6.26%,
5/16/49(b) 234,727
229,232 AASET, Class A2, Series 2024-1A, 6.26%,
5/16/49(b) 235,368
234,448 AASET, Class A, Series 2025-1A, 5.94%, 2/16/50(b) 238,637
53,062 AASET Trust, Class B, Series 2020-1A, 4.34%,
1/16/40(b) 52,111
40,060 AASET Trust, Class A, Series 2020-1A, 3.35%,
1/16/40(b) 39,284
236,421 ALTDE Trust, Class A, Series 2025-1A, 5.90%,
8/15/50(b) 241,769
81,245 Blackbird Capital Aircraft Lease Securitization, Ltd.,
Class A, Series 2016-1A, 4.21%, 12/16/41(b)(c) 81,271
63,621 Castlelake Aircraft Securitization Trust, Class A,
Series 2018-1, 4.13%, 6/15/43(b) 63,458
16,482 Castlelake Aircraft Structured Trust, Class A, Series
2021-1A, 3.47%, 1/15/46(b) 16,333
186,315 Castlelake Aircraft Structured Trust, Class B, Series
2019-1A, 5.10%, 4/15/39(b) 178,447
50,000 DB Master Finance LLC, Class A2II, Series 2025-1A,
5.17%, 8/20/55, Callable 11/20/29 @ 100(b) 49,808
65,000 DB Master Finance LLC, Class A2I, Series 2025-1A,
4.89%, 8/20/55, Callable 11/20/28 @ 100(b) 65,048
48,000 DB Master Finance LLC, Class A2I, Series 2021-1A,
2.05%, 11/20/51, Callable 2/20/26 @ 100(b) 47,381
Principal Amount Value
Asset-Backed Securities, continued
$ 128,860 Domino's Pizza Master Issuer LLC, Class A2II,
Series 2018-1A, 4.33%, 7/25/48, Callable 1/25/26
@ 100(b) $ 129,141
189,638 Domino's Pizza Master Issuer LLC, Class A2I, Series
2021-1A, 2.66%, 4/25/51, Callable 1/25/26 @
100(b) 180,756
378,000 Eaton Vance CLO, Ltd., Class AR2, Series 2020-2A,
5.28%(TSFR3M+138bps), 10/15/37, Callable
7/15/26 @ 100(b) 379,034
250,000 Eaton Vance CLO, Ltd., Class AR2, Series 2019-1A,
5.41%(TSFR3M+151bps), 7/15/37, Callable
7/15/26 @ 100(b) 250,324
250,000 GGAM Master Trust International, Ltd., Class A,
Series 2025-1A, 5.92%, 9/30/60(b) 251,341
240,682 Gilead Aviation LLC, Class A, Series 2025-1A,
5.79%, 3/15/50(b) 242,016
100,000 GMF Floorplan Owner Revolving Trust, Class A1,
Series 2024-4A, 4.73%, 11/15/29(b) 101,291
97,863 Horizon Aircraft Finance I, Ltd., Class A, Series
2018-1, 4.46%, 12/15/38(b) 97,708
66,940 Horizon Aircraft Finance II, Ltd., Class A, Series
2019-1, 3.72%, 7/15/39(b) 65,830
49,875 Jersey Mike's Funding, Class A2, Series 2025-1A,
5.61%, 8/16/55, Callable 8/15/29 @ 100(b) 50,788
74,438 Jersey Mike's Funding LLC, Class A2, Series 2024-
1A, 5.64%, 2/15/55, Callable 2/15/29 @ 100(b) 75,537
247,503 Navigator Aviation, Ltd., Class A, Series 2025-1,
5.11%, 10/15/50(b) 244,982
138,180 Planet Fitness Master Issuer LLC, Class A2, Series
2019-1A, 3.86%, 12/5/49, Callable 3/5/26 @ 100(b) 132,796
141,488 Planet Fitness Master Issuer LLC, Class A2II, Series
2022-1A, 4.01%, 12/5/51, Callable 12/5/27 @
100(b) 130,162
50,000 Planet Fitness Master Issuer LLC, Class A2I, Series
2025-1A, 5.27%, 12/6/55, Callable 12/5/28 @
100(b) 50,268
242,461 Project Silver, Class A, Series 2019-1, 3.97%,
7/15/44(b) 239,064
115,830 Subway Funding LLC, Class A23, Series 2024-3A,
5.91%, 7/30/54, Callable 7/30/30 @ 100(b) 114,676
163,350 Subway Funding LLC, Class A2I, Series 2024-1A,
6.03%, 7/30/54, Callable 7/30/27 @ 100(b) 165,595
85,140 Subway Funding LLC, Class A23, Series 2024-1A,
6.51%, 7/30/54, Callable 7/30/30 @ 100(b) 87,684
120,780 Subway Funding LLC, Class A2I, Series 2024-3A,
5.25%, 7/30/54, Callable 7/30/27 @ 100(b) 120,344
57,420 Subway Funding LLC, Class A2II, Series 2024-3A,
5.57%, 7/30/54, Callable 7/30/28 @ 100(b) 56,627
97,020 Subway Funding LLC, Class A2II, Series 2024-1A,
6.27%, 7/30/54, Callable 7/30/28 @ 100(b) 99,106
115,000 Taco Bell Funding LLC, Class A2I, Series 2025-1A,
4.82%, 8/25/55, Callable 2/25/28 @ 100(b) 114,504
102,683 Thunderbolt II Aircraft Lease, Ltd., Class A, Series
2018-A, 5.96%, 9/15/38(b)(c) 102,715
151,364 Volofin Finance Designated Activity Co., Class A,
Series 2024-1A, 5.94%, 6/15/37(b) 153,760

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Asset-Backed Securities, continued
$ 245,573 Willis Engine Structured Trust VIII, Class A, Series
2025-A, 5.58%, 6/15/50(b) $ 249,190
Total Asset-Backed Securities (Cost $5,420,151) 5,428,881
Collateralized Mortgage Obligations (6.9%):
250,000 Aimco CLO 11, Ltd., Class A1R2, Series 2020-11A,
5.22%(TSFR3M+134bps), 7/17/37, Callable
10/17/26 @ 100(b) 250,625
273,000 Allegro CLO XIII, Ltd., Class A1R, Series 2021-1A,
5.22%(TSFR3M+134bps), 7/20/38, Callable
7/20/27 @ 100(b) 273,541
150,000 Allegro CLO XV, Ltd., Class A1R, Series 2022-1A,
5.06%(TSFR3M+118bps), 4/20/38, Callable
4/20/27 @ 100(b) 149,696
250,000 Ares LIV CLO, Ltd., Class AR2, Series 2019-54A,
5.21%(TSFR3M+131bps), 7/15/38, Callable
7/15/27 @ 100(b) 250,875
100,000 Ares LVIII CLO, Ltd., Class A1R2, Series 2020-58A,
5.14%(TSFR3M+124bps), 4/15/38, Callable
4/15/27 @ 100(b) 100,000
250,000 Bain Capital Credit CLO, Ltd., Class  A1R, Series
2023-2A, 5.20%(TSFR3M+132bps), 7/18/38,
Callable 10/18/27 @ 100(b) 250,624
250,000 Barings CLO, Ltd., Class AR, Series 2020-4A,
5.25%(TSFR3M+137bps), 10/20/37, Callable
10/20/26 @ 100(b) 250,687
250,000 Blueberry Park CLO, Ltd., Class A, Series 2024-1A,
5.23%(TSFR3M+135bps), 10/20/37, Callable
10/20/26 @ 100(b) 250,691
250,000 Carlyle US CLO, Ltd., Class A1R, Series 2021-10A,
5.19%(TSFR3M+131bps), 1/20/38, Callable
1/20/27 @ 100(b) 249,750
264,000 Cedar Funding X CLO, Ltd., Class AR2, Series 2019-
10A, 5.24%(TSFR3M+136bps), 10/20/37, Callable
10/20/26 @ 100(b) 264,728
100,000 Cedar Funding XII CLO, Ltd., Class ARR, Series
2020-12A, 5.06%(TSFR3M+120bps), 1/25/38,
Callable 1/25/27 @ 100(b) 99,945
387,000 Cedar Funding XV CLO, Ltd., Class A, Series 2022-
15A, 5.20%(TSFR3M+132bps), 4/20/35, Callable
1/20/26 @ 100(b) 387,000
100,000 CIFC Funding, Ltd., Class A1, Series 2025-6A,
5.11%(TSFR3M+125bps), 10/23/38, Callable
10/23/27 @ 100(b) 99,932
250,000 CIFC Funding, Ltd., Class A1R2, Series 2019-5A,
5.36%(TSFR3M+127bps), 10/15/38, Callable
10/15/27 @ 100(b) 250,737
250,000 Dryden 98 CLO, Ltd., Class A, Series 2022-98A,
5.18%(TSFR3M+130bps), 4/20/35, Callable
1/20/26 @ 100(b) 250,262
250,000 Flatiron CLO 21, Ltd., Class A1R, Series 2021-1A,
5.24%(TSFR3M+136bps), 10/19/37, Callable
10/19/26 @ 100(b) 250,685
250,000 Flatiron CLO 26, Ltd., Class A, Series 2024-4A,
5.23%(TSFR3M+133bps), 1/15/38, Callable
1/15/27 @ 100(b) 250,709
150,000 Flatiron RR CLO 30, Ltd., Class A1, Series 2025-
30A, 5.06%(TSFR3M+116bps), 4/15/38, Callable
4/15/27 @ 100(b) 149,846
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 250,000 Green Lakes Park CLO LLC, Class ARR, Series 2025-
1A, 5.04%(TSFR3M+118bps), 1/25/38, Callable
1/25/27 @ 100(b) $ 249,747
250,000 Hamlin Park CLO, Ltd., Class A, Series 2024-1A,
5.22%(TSFR3M+134bps), 10/20/37, Callable
10/20/26 @ 100(b) 250,686
250,000 Lakeside Park CLO, Ltd., Class A, Series 2025-1A,
5.05%(TSFR3M+115bps), 4/15/38, Callable
4/15/27 @ 100(b) 249,497
100,000 Magnetite Xlv, Ltd., Class A1, Series 2025-45A,
5.05%(TSFR3M+115bps), 4/15/38, Callable
4/15/27 @ 100(b) 99,753
250,000 Magnetite XXVI, Ltd., Class AR2, Series 2020-26A,
5.01%(TSFR3M+115bps), 1/25/38, Callable
1/25/27 @ 100(b) 249,869
250,000 Magnetite XXVIII, Ltd., Class A1RR, Series 2020-
28A, 5.14%(TSFR3M+124bps), 1/15/38, Callable
1/15/27 @ 100(b) 250,111
400,000 Magnetite XXX, Ltd., Class AR, Series 2021-30A,
5.21%(TSFR3M+135bps), 10/25/37, Callable
10/25/26 @ 100(b) 401,087
250,000 Magnetite XXXVI, Ltd., Class AR, Series 2023-36A,
5.18%(TSFR3M+132bps), 7/25/38, Callable
7/25/27 @ 100(b) 250,371
107,000 Morgan Stanley Eaton Vance CLO, Ltd., Class
A1, Series 2025-21A, 5.07%(TSFR3M+117bps),
4/15/38, Callable 4/15/27 @ 100(b) 106,786
250,000 OCP Aegis CLO, Ltd., Class AR, Series 2018-15A,
5.13%(TSFR3M+125bps), 1/20/38, Callable
1/20/27 @ 100(b) 250,221
250,000 OCP Aegis CLO, Ltd., Class A, Series 2025-44A,
5.56%(TSFR3M+130bps), 10/24/38, Callable
10/24/27 @ 100(b) 250,627
250,000 OHA Credit Funding 4, Ltd., Class AR2, Series 2019-
4A, 5.15%(TSFR3M+129bps), 1/22/38, Callable
1/22/27 @ 100(b) 250,433
250,000 OHA Credit Partners VII, Ltd., Class AR4, Series
2012-7A, 5.03%(TSFR3M+114bps), 2/20/38,
Callable 2/20/27 @ 100(b) 249,869
250,000 Palmer Square CLO, Ltd., Class A, Series 2025-5A,
5.09%(TSFR3M+121bps), 10/20/38, Callable
1/20/28 @ 100(b) 249,814
250,000 Palmer Square Loan Funding, Ltd., Class A1, Series
2025-2A, 5.23%(TSFR3M+94bps), 7/15/33,
Callable 10/15/26 @ 100(b) 249,525
216,349 Palmer Square Loan Funding, Ltd., Class A1, Series
2025-1A, 4.65%(TSFR3M+80bps), 2/15/33,
Callable 5/15/26 @ 100(b) 215,635
420,000 RR 7, Ltd., Class A1AB, Series 2019-7A,
5.24%(TSFR3M+134bps), 1/15/37, Callable
1/15/26 @ 100(b) 420,484
250,000 Sixth Street CLO XX, Ltd., Class A1R, Series 2021-
20A, 5.20%(TSFR3M+132bps), 7/17/38, Callable
7/17/27 @ 100(b) 250,242
207,327 Symphony CLO XXVI, Ltd., Class AR, Series 2021-
26A, 5.23%(TSFR3M+134bps), 4/20/33, Callable
1/20/26 @ 100(b) 207,373

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 250,000 Voya CLO, Ltd., Class A1RR, Series 2020-2A,
5.19%(TSFR3M+131bps), 1/20/38, Callable
1/20/27 @ 100(b) $ 250,621
Total Collateralized Mortgage Obligations (Cost $8,975,163) 8,983,084
Collateralized Mortgage-Backed Securities (4.8%):
100,000 BAMLL Commercial Mortgage Securities Trust, Class
BNM, Series 2019-BPR, 3.47%, 11/5/32(b) 93,874
204,345 BAMLL Commercial Mortgage Securities Trust, Class
ANM, Series 2019-BPR, 3.11%, 11/5/32(b) 195,274
85,666 BLP Commercial Mortgage Trust, Class A, Series
2024-IND2, 5.09%(TSFR1M+134bps), 3/15/41(b) 85,619
100,000 BMP, Class A, Series 2024-MF23,
5.12%(TSFR1M+137bps), 6/15/41(b) 99,877
100,000 BMP, Class B, Series 2024-MF23,
5.39%(TSFR1M+164bps), 6/15/41(b) 100,069
123,475 BX Commercial Mortgage Trust, Class A, Series
2024-MDHS, 5.39%(TSFR1M+164bps), 5/15/41(b) 123,557
128,997 BX Commercial Mortgage Trust, Class A, Series
2024-XL4, 5.19%(TSFR1M+144bps), 2/15/39(b) 128,928
71,601 BX Commercial Mortgage Trust, Class B, Series
2023-XL3, 5.94%(TSFR1M+219bps), 12/9/40(b) 71,562
71,601 BX Commercial Mortgage Trust, Class C, Series
2023-XL3, 6.39%(TSFR1M+264bps), 12/9/40(b) 71,561
71,601 BX Commercial Mortgage Trust, Class A, Series
2023-XL3, 5.51%(TSFR1M+176bps), 12/9/40(b) 71,564
25,685 BX Commercial Mortgage Trust, Class A, Series
2024-GPA3, 5.04%(TSFR1M+129bps), 12/15/39(b) 25,688
92,804 BX Commercial Mortgage Trust, Class B, Series
2024-XL4, 5.54%(TSFR1M+179bps), 2/15/39(b) 92,753
70,000 BX Commercial Mortgage Trust, Class B, Series
2024-XL5, 5.44%(TSFR1M+169bps), 3/15/41(b) 69,918
121,100 BX Commercial Mortgage Trust, Class D, Series
2022-LP2, 5.71%(TSFR1M+196bps), 2/15/39(b) 120,646
121,100 BX Commercial Mortgage Trust, Class C, Series
2022-LP2, 5.31%(TSFR1M+156bps), 2/15/39(b) 120,647
121,100 BX Commercial Mortgage Trust, Class B, Series
2022-LP2, 5.06%(TSFR1M+131bps), 2/15/39(b) 120,647
70,000 BX Commercial Mortgage Trust, Class C, Series
2024-XL5, 5.69%(TSFR1M+194bps), 3/15/41(b) 69,918
176,795 BX Commercial Mortgage Trust, Class A, Series
2025-SPOT, 5.19%(TSFR1M+144bps), 4/15/40(b) 176,818
185,000 BX Commercial Mortgage Trust, Class D, Series
2019-IMC, 5.70%(TSFR1M+195bps), 4/15/34(b) 182,527
176,000 BX Commercial Mortgage Trust, Class C, Series
2019-IMC, 5.40%(TSFR1M+165bps), 4/15/34(b) 174,364
266,000 BX Commercial Mortgage Trust, Class B, Series
2019-IMC, 5.10%(TSFR1M+135bps), 4/15/34(b) 263,837
212,672 BX Commercial Mortgage Trust, Class A, Series
2024-XL5, 5.14%(TSFR1M+139bps), 3/15/41(b) 212,426
188,392 BX Commercial Mortgage Trust, Class A, Series
2019-IMC, 4.80%(TSFR1M+105bps), 4/15/34(b) 187,626
302,000 BX Mortgage Trust, Class E, Series 2021-PAC,
5.81%(TSFR1M+206bps), 10/15/36(b) 301,273
100,000 BX Mortgage Trust, Class C, Series 2021-PAC,
4.96%(TSFR1M+121bps), 10/15/36(b) 99,572
100,000 BX Mortgage Trust, Class D, Series 2021-PAC,
5.16%(TSFR1M+141bps), 10/15/36(b) 99,510
27,300 BX Trust, Class D, Series 2022-IND,
6.59%(TSFR1M+284bps), 4/15/37(b) 27,351
Principal Amount Value
Collateralized Mortgage-Backed Securities, continued
$ 99,000 BX Trust, Class A, Series 2025-DIME,
4.90%(TSFR1M+115bps), 2/15/35(b) $ 98,736
144,242 BX Trust, Class A, Series 2024-CNYN,
5.19%(TSFR1M+144bps), 4/15/41(b) 144,072
32,200 BX Trust, Class C, Series 2022-IND,
6.04%(TSFR1M+229bps), 4/15/37(b) 32,248
100,000 BX Trust, Class A, Series 2025-TAIL,
5.15%(TSFR1M+140bps), 6/15/35(b) 99,999
52,794 BX Trust, Class C, Series 2025-ROIC,
5.29%(TSFR1M+154bps), 3/15/30(b) 52,598
37,852 BX Trust, Class B, Series 2025-ROIC,
5.14%(TSFR1M+139bps), 3/15/30(b) 37,711
255,005 BX Trust, Class A, Series 2025-ROIC,
4.89%(TSFR1M+114bps), 3/15/30(b) 254,647
72,121 BX Trust, Class B, Series 2024-CNYN,
5.44%(TSFR1M+169bps), 4/15/41(b) 72,124
72,121 BX Trust, Class C, Series 2024-CNYN,
5.69%(TSFR1M+194bps), 4/15/41(b) 72,123
100,000 CENT, Class A, Series 2025-CITY, 4.92%,
7/10/40(b)(c) 101,067
137,000 CSMC Trust, Class D, Series 2017-PFHP,
6.05%(TSFR1M+230bps), 12/15/30(b) 126,694
100,000 DTP Commercial Mortgage Trust, Class A, Series
2023-STE2, 5.84%, 1/15/41(b)(c) 102,813
100,000 ELP Commercial Mortgage Trust, Class A, Series
2025-ELP, 4.60%, 11/13/42(b)(c) 99,918
15,000 Extended Stay America Trust, Class C, Series 2025-
ESH, 5.60%(TSFR1M+185bps), 10/15/42(b) 15,026
160,000 Extended Stay America Trust, Class A, Series 2025-
ESH, 5.05%(TSFR1M+130bps), 10/15/42(b) 160,278
30,000 Extended Stay America Trust, Class B, Series 2025-
ESH, 5.35%(TSFR1M+160bps), 10/15/42(b) 30,052
100,000 INT Commercial Mortgage Trust, Class A, Series
2025-PLAZA, 4.88%, 11/5/37(b)(c) 100,299
97,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class DFX, Series 2018-WPT, 5.35%,
7/5/33(b) 55,824
63,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class CFX, Series 2018-WPT, 4.95%,
7/5/33(b) 42,599
173,000 Life Mortgage Trust, Class D, Series 2022-BMR2,
6.29%(TSFR1M+254bps), 5/15/39, Callable
5/15/26 @ 100(b) 153,194
70,000 Life Mortgage Trust, Class E, Series 2021-BMR,
5.61%(TSFR1M+186bps), 3/15/38(b) 69,680
70,000 Life Mortgage Trust, Class D, Series 2021-BMR,
5.26%(TSFR1M+151bps), 3/15/38(b) 69,648
10,680 Life Mortgage Trust, Class C, Series 2021-BMR,
4.96%(TSFR1M+121bps), 3/15/38(b) 10,634
194,000 Life Mortgage Trust, Class C, Series 2022-BMR2,
5.84%(TSFR1M+209bps), 5/15/39, Callable
5/15/26 @ 100(b) 174,861
103,000 SPGN Mortgage Trust, Class B, Series 2022-TFLM,
5.75%(TSFR1M+200bps), 2/15/39, Callable
2/15/26 @ 100(b) 101,745
53,000 SPGN Mortgage Trust, Class C, Series 2022-TFLM,
6.40%(TSFR1M+265bps), 2/15/39, Callable
2/15/26 @ 100(b) 52,138
83,884 SREIT Trust, Class D, Series 2021-MFP,
5.44%(TSFR1M+169bps), 11/15/38(b) 83,574

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage-Backed Securities, continued
$ 122,471 SREIT Trust, Class C, Series 2021-MFP,
5.19%(TSFR1M+144bps), 11/15/38(b) $ 122,093
106,000 TCO Commercial Mortgage Trust, Class A, Series
2024-DPM, 4.99%(TSFR1M+124bps), 12/15/39(b) 106,011
100,000 TCO Commercial Mortgage Trust, Class C, Series
2024-DPM, 5.74%(TSFR1M+199bps), 12/15/39(b) 100,115
100,000 TCO Commercial Mortgage Trust, Class B, Series
2024-DPM, 5.34%(TSFR1M+159bps), 12/15/39(b) 100,008
20,000 VLS Commercial Mortgage Trust, Class B, Series
2020-LAB, 2.45%, 10/10/42(b) 16,406
Total Collateralized Mortgage-Backed Securities (Cost $6,383,735) 6,246,341
Convertible Bonds (0.2%):
Electric Utilities (0.0%
†
):
21,000 PG&E Corp, 4.25%, 12/1/27 21,675
Electronic Equipment, Instruments & Components (0.0%
†
):
10,000 MKS, Inc., 1.25%, 6/1/30 12,789
Financial Services (0.0%
†
):
15,000 Terawulf, Inc., 2.28%, 5/1/32(b) 13,009
IT Services (0.1%):
54,000 Redfin Corp., 0.50%, 4/1/27 50,592
24,000 Riot Platforms, Inc., 0.75%, 1/15/30 27,211
77,803
Media (0.1%):
39,845 EchoStar Corp., 3.88%, 11/30/30 134,692
Oil, Gas & Consumable Fuels (0.0%
†
):
17,000 Golar LNG, Ltd., 2.75%, 12/15/30(b) 16,334
Semiconductors & Semiconductor Equipment (0.0%
†
):
15,000 ON Semiconductor Corp., 0.00%, 5/1/27 17,801
5,000 Wolfspeed, Inc., 2.50%, 6/15/31, Callable 9/29/28
@ 100 7,406
3,000 Wolfspeed, Inc., 2.50%, 6/15/31, Callable 9/29/28
@ 100(b) 4,269
29,476
Total Convertible Bonds (Cost $208,442) 305,778
Bank Loans (0.9%):
Banks (0.0%
†
):
5,000 Level 3 Term B4 1Ln, 6.94% (Term SOFR+325bps),
3/29/32(b) 5,011
Building Products (0.1%):
17,953 Cornerstone Building Brands Term B, 6.94% (Term
SOFR+325bps), 4/12/28(b) 13,995
4,987 Cornerstone Building Products Term 1Ln, 9.31%
(Term SOFR+562.5bps), 8/1/28(b) 3,915
55,084 US LBM Term B 1Ln, 7.44% (Term SOFR+375bps),
6/6/31(b) 51,578
10,987 US LBM Term B 1Ln, 8.69% (Term SOFR+500bps),
6/6/31(b) 10,965
80,453
Capital Markets (0.0%
†
):
14,893 TPC Group Term 1Ln, 9.44% (Term SOFR+575bps),
12/16/31(b) 13,279
4,990 X Ai Term 1Ln, 12.50%, 6/28/30(b) 5,232
Principal Amount Value
Bank Loans, continued
Capital Markets, continued
$ 31,925 X Ai Term B 1Ln, 10.94% (Term SOFR+725bps),
6/28/30(b) $ 31,464
49,975
Chemicals (0.1%):
27,011 Hexion Term 1Ln, 7.69% (Term SOFR+400bps),
3/15/29(b) 25,979
3,500 Hexion Term 2Ln, 11.13% (Term
SOFR+743.75bps), 3/15/30(b) 3,388
29,924 Ineos Quattro Term B 1Ln, 7.94% (Term
SOFR+425bps), 4/2/29(b) 20,947
8,819 Natgasoline Term B 1Ln, 9.19% (Term
SOFR+550bps), 3/29/30(b) 8,863
18,952 Tronox Term B 1Ln, 6.19% (Term SOFR+250bps),
9/30/31(b) 14,587
73,764
Commercial Services & Supplies (0.1%):
27,000 Bradyplus Term B 1Ln, 7.19% (Term
SOFR+350bps), 12/29 /32(b) 26,685
29,712 Brandsafway Term B 1Ln, 8.19% (Term
SOFR+450bps), 8/1/30(b) 27,011
53,696
Construction & Engineering (0.0%
†
):
9,985 Artera Services Term 1Ln, 8.19% (Term
SOFR+450bps), 2/15/31(b) 8,032
Consumer Finance (0.1%):
72,386 United Planet Fitness Term 1Ln, 7.69% (Term
SOFR+400bps), 12/30/26(b) 69,521
Consumer Staples Distribution & Retail (0.0%
†
):
15,000 C&S Wholesale Grocers Term B 1Ln, 8.69% (Term
SOFR+500bps), 9/20/30(b) 14,625
28,001 TKC Holdings Term 1Ln, 13.50% (LIBOR+1200bps),
2/15/27(b) 28,141
42,766
Diversified Telecommunication Services (0.1%):
35,000 Brightspeed Term B-DD 1Ln, 7.94% (Term
SOFR+425bps), 4/3/31(b) 30,395
9,949 Lumen Technologies Term B1 1Ln, 6.04% (Term
SOFR+235bps), 4/16/29(b) 9,887
19,898 Lumen Technologies Term B2 1Ln Super Priority,
6.04% (Term SOFR+235bps), 4/15/30(b) 19,763
60,045
Energy Equipment & Services (0.0%
†
):
120,490 New Fortress Energy Term B 1Ln, 9.19% (Term
SOFR+550bps), 10/30/28(b) 49,160
Financial Services (0.0%
†
):
1,995 Altice Financing Term B 1Ln, 8.69% (Term
SOFR+500bps), 10/31/27(b) 1,470
Health Care Equipment & Supplies (0.0%
†
):
15,000 Quidelortho Term B 1Ln, 7.69% (Term
SOFR+400bps), 8/23/32(b) 14,981
Health Care Providers & Services (0.0%
†
):
30,805 Cano Health Term Initial Exchange Term Loans 1Ln,
13.69% (Term SOFR+1000bps), 6/28/29(b) 21,563
14,937 Help At Home Term 1Ln, 8.69% (Term
SOFR+500bps), 9/24/31(b) 13,054

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Bank Loans, continued
Health Care Providers & Services, continued
$ 5,000 Radiology Partners Term B 1Ln, 8.19% (Term
SOFR+450bps), 6/30/32(b) $ 4,986
39,603
Hotels, Restaurants & Leisure (0.0%
†
):
9,591 Sizzling Platter Term 1Ln, 8.69% (Term
SOFR+500bps), 7/2/32(b) 8,976
409 Sizzling Platter Term DD 1Ln, 6.19% (Term
SOFR+250bps), 7/2/32+(b) 383
24,921 The Travel Corp Term B 1Ln, 8.19% (Term
SOFR+450bps), 10/31/31(b) 24,266
33,625
Household Durables (0.1%):
98,030 CSC ServiceWorks Term B 1Ln, 7.69% (Term
SOFR+400bps), 3/4/28(b) 75,361
23,982 Traeger Grills Term B 1Ln, 6.94% (Term
SOFR+325bps), 6/29/28(b) 22,295
50,000 Weber Blackstone Term B 1Ln, 7.44% (Term
SOFR+375bps), 10/1/32(b) 50,025
147,681
Independent Power and Renewable Electricity Producers
(0.0%
†
):
34,474 Esdec Solar Term B 1Ln, 8.69% (Term
SOFR+500bps), 8/30/28(b) 15,729
Insurance (0.0%
†
):
27,000 Asurion Term B3 2Ln, 8.94% (Term
SOFR+525bps), 1/31/28(b) 26,869
Interactive Media & Services (0.0%
†
):
25,718 Constant Contact Term B 1Ln, 7.69% (Term
SOFR+400bps), 2/10/28(b) 24,455
2,000 Constant Contact, Inc. Term B 2Ln, 11.19% (Term
SOFR+750bps), 2/12/29(b) 1,736
26,191
Media (0.1%):
16,381 COX Media Group Term B2 1Ln, 7.19% (Term
SOFR+350bps), 6/18/29(b) 15,242
5,974 Nielsen Holdings Term A 1Ln, 8.44% (Term
SOFR+475bps), 10/11/28(b) 5,890
4,987 Nielsen Holdings Term B 1Ln, 8.69% (Term
SOFR+500bps), 4/11/29(b) 4,926
35,905 Twitter Term B1 1Ln, 10.19% (Term
SOFR+650bps), 10/26/29(b) 35,239
61,297
Metals & Mining (0.0%
†
):
24,449 American Rock Salt Term 1Ln, 7.69% (Term
SOFR+400bps), 6/9/28(b) 18,752
6,444 American Rock Salt Term 1Ln, 10.69% (Term
SOFR+700bps), 6/12/28(b) 6,351
1,646 American Rock Salt Term 1Ln DD, 2.00%,
6/12/28+(b) 1,622
26,725
Multi-Utilities (0.0%
†
):
23,791 Club Car Term 1Ln, 7.69% (Term SOFR+400bps),
6/1/29(b) 21,531
Principal Amount Value
Bank Loans, continued
Oil, Gas & Consumable Fuels (0.0%
†
):
$ 19,899 Consolidated Energy Term B 1Ln, 8.19% (Term
SOFR+450bps), 11/15/30(b) $ 16,209
Pharmaceuticals (0.1%):
84,813 Bausch Health Term B 1Ln, 9.94% (Term
SOFR+625bps), 10/8/30(b) 82,661
39,761 Lonza Specialty Ingredients Term B 1Ln, 7.61%
(Term SOFR+392.5bps), 5/15/28(b) 34,704
117,365
Professional Services (0.0%
†
):
38,000 X Term 1Ln, 3.69% (Term SOFR+0bps),
10/26/29(b) 37,837
Software (0.1%):
15,000 Dawn Bidco Term B 1Ln, 6.69% (Term
SOFR+300bps), 8/20/32(b) 14,947
15,039 Finastra Term 1Ln, 10.94% (Term SOFR+725bps),
9/13/29(b) 15,076
33,803 M2S Group Term B 1Ln, 8.44% (Term
SOFR+475bps), 8/25/31(b) 33,498
10,917 Solera Term B 1Ln, 7.69% (Term SOFR+400bps),
6/2/28(b) 10,512
10,000 Solera Term PIK Term 2Ln, 12.69% (Term
SOFR+900bps), 6/4/29(b) 9,263
83,296
Specialized REITs (0.0%
†
):
30,000 Uniti Group Term B 1Ln, 7.69% (Term
SOFR+400bps), 10/6/32(b) 30,075
Specialty Retail (0.0%
†
):
14,937 Staples Term B 1Ln, 9.44% (Term SOFR+575bps),
9/4/29(b) 14,150
Total Bank Loans (Cost $1,280,020) 1,207,057
Corporate Bonds (23.2%):
Aerospace & Defense (0.4%):
10,000 Boeing Co. (The), 6.30%, 5/1/29, Callable 4/1/29
@ 100 10,624
214,000 Boeing Co. (The), 5.15%, 5/1/30, Callable 2/1/30
@ 100 219,914
29,000 Boeing Co. (The), 6.53%, 5/1/34, Callable 2/1/34
@ 100 32,091
100,000 Boeing Co. (The), 5.71%, 5/1/40, Callable 11/1/39
@ 100 101,980
15,000 Carpenter Technology Corp., 5.63%, 3/1/34,
Callable 3/1/29 @ 102.81(b) 15,225
31,000 Neptune Bidco US, Inc., 10.38%, 5/15/31, Callable
11/15/27 @ 105.19(b) 31,620
55,000 TransDigm, Inc., 6.38%, 3/1/29, Callable 3/1/26 @
103.19(b) 56,650
25,000 TransDigm, Inc., 6.00%, 1/15/33, Callable 9/15/27
@ 103(b) 25,531
25,000 TransDigm, Inc., 6.38%, 5/31/33, Callable 5/31/28
@ 103.19(b) 25,625
5,000 TransDigm, Inc., 6.25%, 1/31/34, Callable 8/31/28
@ 103.13(b) 5,175
20,000 TransDigm, Inc., 6.75%, 1/31/34, Callable 8/31/28
@ 103.38(b) 20,800
545,235

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Air Freight & Logistics (0.1%):
$ 10,000 Clue Opco LLC, 9.50%, 10/15/31, Callable 10/15/26
@ 104.75(b) $ 10,500
17,000 JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%,
9/20/31, Callable 8/27/27 @ 104.94(b) 17,127
14,000 OneSky Flight LLC, 8.88%, 12/15/29, Callable
12/15/26 @ 104.44(b) 14,910
16,000 VistaJet Malta Finance plc/Vista Management
Holding, Inc., 7.88%, 5/1/27, Callable 2/5/26 @
101.97(b) 16,118
46,000 VistaJet Malta Finance plc/Vista Management
Holding, Inc., 6.38%, 2/1/30, Callable 2/5/26 @
101.59^(b) 43,621
102,276
Automobile Components (0.1%):
5,000 Clarios Global LP/Clarios US Finance Co., 6.75%,
2/15/30, Callable 2/15/27 @ 103.38(b) 5,212
15,000 Clarios Global LP/Clarios US Finance Co., 6.75%,
9/15/32, Callable 9/15/28 @ 103.38(b) 15,506
15,000 MIWD Holdco II LLC/MIWD Finance Corp., 5.50%,
2/1/30, Callable 2/5/26 @ 101.38(b) 14,512
13,000 Rivian Holdings LLC/Rivian LLC/Rivian Automotive
LLC, 10.00%, 1/15/31, Callable 1/15/28 @ 105(b) 12,740
5,000 ZF North America Capital, Inc., 7.50%, 3/24/31,
Callable 1/24/31 @ 100(b) 5,038
10,000 ZF North America Capital, Inc., 6.88%, 4/23/32,
Callable 2/23/32 @ 100(b) 9,713
62,721
Automobiles (0.0%
†
):
12,000 GPD Cos., Inc., 12.50%, 12/31/29, Callable 6/30/26
@ 106.25(b) 6,135
Banks (4.0%):
128,000 Bank of America Corp., 4.45%, 3/3/26 127,854
269,000 Bank of America Corp., 4.62% (SOFR), 5/9/29,
Callable 5/9/28 @ 100 272,035
790,000 Bank of America Corp., 5.02% (SOFR), 7/22/33,
Callable 7/22/32 @ 100 805,764
770,000 Citigroup, Inc., 4.30%, 11/20/26 772,826
150,000 Citigroup, Inc., 4.91% (SOFR), 5/24/33, Callable
5/24/32 @ 100 151,868
20,000 Citigroup, Inc., 6.63% (H15T5Y), 12/31/99, Callable
2/15/31 @ 100 20,223
100,000 Citizens Financial Group, Inc., 2.64%, 9/30/32,
Callable 7/2/32 @ 100 86,475
120,000 First-Citizens Bank & Trust Co., 6.13%, 3/9/28 124,165
91,000 JPMorgan Chase & Co., 5.10% (SOFR), 4/22/31,
Callable 4/22/30 @ 100 93,927
1,250,000 JPMorgan Chase & Co., 4.59% (SOFR), 4/26/33,
Callable 4/26/32 @ 100 1,257,761
108,000 JPMorgan Chase & Co., 5.57% (SOFR), 4/22/36,
Callable 4/22/35 @ 100 113,539
449,000 Wells Fargo & Co., 3.53% (SOFR), 3/24/28, Callable
3/24/27 @ 100 446,207
123,000 Wells Fargo & Co., 5.15% (SOFR), 4/23/31, Callable
4/23/30 @ 100 126,882
662,000 Wells Fargo & Co., 4.90% (SOFR), 7/25/33, Callable
7/25/32 @ 100 672,102
108,000 Wells Fargo & Co., 5.61% (SOFR), 4/23/36, Callable
4/23/35 @ 100 113,192
Principal Amount Value
Corporate Bonds, continued
Banks, continued
$ 15,000 Western Alliance Bancorp, 3.00% (TSFR3M),
6/15/31, Callable 6/15/26 @ 100 $ 14,431
5,199,251
Biotechnology (0.0%
†
):
27,000 Emergent BioSolutions, Inc., 3.88%, 8/15/28,
Callable 1/21/26 @ 100(b) 24,030
Building Products (0.1%):
10,000 Builders FirstSource, Inc., 4.25%, 2/1/32, Callable
8/1/26 @ 102.13(b) 9,487
40,000 Builders FirstSource, Inc., 6.75%, 5/15/35, Callable
5/15/30 @ 103.38(b) 41,800
14,000 Carrier Global Corp., 5.90%, 3/15/34, Callable
12/15/33 @ 100 14,980
8,000 Carrier Global Corp., 6.20%, 3/15/54, Callable
9/15/53 @ 100 8,613
10,000 Cornerstone Building Brands, Inc., 6.13%, 1/15/29,
Callable 2/5/26 @ 100(b) 5,000
5,000 Cornerstone Building Brands, Inc., 9.50%, 8/15/29,
Callable 8/15/26 @ 104.75(b) 3,700
6,000 Resideo Funding, Inc., 6.50%, 7/15/32, Callable
7/15/27 @ 103.25(b) 6,113
15,000 Standard Building Solutions, Inc., 5.88%, 3/15/34,
Callable 3/15/29 @ 102.94(b) 15,038
104,731
Capital Markets (2.3%):
71,000 Ares Strategic Income Fund, 5.45%, 9/9/28, Callable
8/9/28 @ 100(b) 71,493
58,000 Ares Strategic Income Fund, 5.80%, 9/9/30, Callable
8/9/30 @ 100(b) 58,450
35,000 Beach Acquisition Bidco LLC, 10.00%, 7/15/33,
Callable 7/15/28 @ 103(b) 38,544
6,000 Crosscountry Intermediate Holdco LLC, 6.75%,
12/1/32, Callable 12/1/28 @ 103.38(b) 6,075
10,000 CrossCountry Intermediate Holdco, LLC, 6.50%,
10/1/30, Callable 10/1/27 @ 103.25(b) 10,162
11,000 EF Holdco/EF Cayman Hold/Ellington Fin REIT
Cayman/TRS/EF Cayman Non-MTM, 7.38%,
9/30/30, Callable 9/30/27 @ 103.69(b) 11,096
60,000 Equitable Holdings, Inc., 4.57%, 2/15/29, Callable
11/15/28 @ 100(b) 60,221
530,000 Goldman Sachs Group, Inc. (The), 3.80%, 3/15/30,
Callable 12/15/29 @ 100 521,136
270,000 Goldman Sachs Group, Inc. (The), 3.10% (SOFR),
2/24/33, Callable 2/24/32 @ 100 247,877
90,000 Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37 100,534
15,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp., 10.00%, 11/15/29, Callable 5/15/29 @
100(b) 15,000
17,000 Jefferies Finance LLC / JFIN Co.-Issuer Corp.,
5.00%, 8/15/28, Callable 2/5/26 @ 101.25(b) 16,324
25,000 Jefferies Finance LLC/JFIN Co.-Issuer Corp., 6.63%,
10/15/31, Callable 10/15/27 @ 103.31(b) 24,444
25,000 Kronos Acquisition Holdings, Inc., 8.25%, 6/30/31,
Callable 6/30/27 @ 104.13(b) 16,500
21,000 MajorDrive Holdings IV LLC, 6.38%, 6/1/29, Callable
2/5/26 @ 101.59(b) 15,067
82,000 Morgan Stanley, 5.19% (SOFR), 4/17/31, Callable
4/17/30 @ 100 84,361

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Capital Markets, continued
$ 965,000 Morgan Stanley, 6.34% (SOFR), 10/18/33, Callable
10/18/32 @ 100 $ 1,056,183
65,000 Morgan Stanley, 5.66% (SOFR), 4/17/36, Callable
4/17/35 @ 100 68,428
10,000 MPT Operating Partnership LP/MPT Finance Corp.,
4.63%, 8/1/29, Callable 1/16/26 @ 101.16 8,388
71,000 MSCI, Inc., 5.25%, 9/1/35, Callable 6/1/35 @ 100 71,650
23,000 MSCI, Inc., 5.15%, 3/15/36, Callable 12/15/35 @
100 22,741
94,000 Olympus Water US Holding Corp., 7.25%, 2/15/33,
Callable 10/1/28 @ 103.63(b) 94,235
30,847 SGUS LLC, 11.00%, 12/15/29, Callable 6/30/26
@ 103(b) 11,413
52,000 Sixth Street Specialty Lending, Inc., 6.13%, 3/1/29,
Callable 2/1/29 @ 100^ 53,747
7,000 Stonex Escrow Issuer LLC, 6.88%, 7/15/32, Callable
7/15/28 @ 103.44(b) 7,245
87,000 Sun Communities Operating LP, 2.30%, 11/1/28,
Callable 9/1/28 @ 100 82,619
232,000 Sun Communities Operating LP, 2.70%, 7/15/31,
Callable 4/15/31 @ 100 210,255
15,000 Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital
LLC, 6.00%, 1/15/30, Callable 2/5/26 @ 101.5(b) 13,950
2,998,138
Chemicals (0.5%):
81,438 Advancion Sciences, Inc., 9.25%, 11/1/26, Callable
2/5/26 @ 100(b) 70,037
30,000 Allied Universal Holdco LLC, 7.88%, 2/15/31,
Callable 2/15/27 @ 103.94(b) 31,538
45,000 Celanese US Holdings LLC, 6.85%, 11/15/28,
Callable 10/15/28 @ 100 46,912
10,000 Celanese US Holdings LLC, 6.50%, 4/15/30, Callable
4/15/27 @ 103.25 10,007
82,000 Celanese US Holdings LLC, 7.05%, 11/15/30,
Callable 9/15/30 @ 100 85,895
20,000 Celanese US Holdings LLC, 7.00%, 2/15/31, Callable
2/15/28 @ 103.5 20,400
10,000 Celanese US Holdings LLC, 6.88%, 7/15/32, Callable
4/15/32 @ 100 10,400
30,000 Celanese US Holdings LLC, 6.75%, 4/15/33, Callable
4/15/28 @ 103.38^ 29,713
53,000 Celanese US Holdings LLC, 7.20%, 11/15/33,
Callable 8/15/33 @ 100 55,981
20,000 Celanese US Holdings LLC, 7.38%, 2/15/34, Callable
2/15/29 @ 103.69 20,275
50,000 Chemours Co. (The), 5.75%, 11/15/28, Callable
1/16/26 @ 100.96(b) 48,500
5,000 Chemours Co. (The), 4.63%, 11/15/29, Callable
2/5/26 @ 101.16(b) 4,525
20,000 Chemours Co. (The), 8.00%, 1/15/33, Callable
1/15/28 @ 104(b) 19,325
25,000 Entegris, Inc., 3.63%, 5/1/29, Callable 2/5/26 @
101.81(b) 23,937
40,000 Entegris, Inc., 5.95%, 6/15/30, Callable 1/16/26 @
102.98(b) 40,800
11,000 Mativ Holdings, Inc., 8.00%, 10/1/29, Callable
10/1/26 @ 104^(b) 11,110
15,000 Methanex US Operations, Inc., 6.25%, 3/15/32,
Callable 9/15/31 @ 100(b) 15,413
Principal Amount Value
Corporate Bonds, continued
Chemicals, continued
$ 15,000 Olin Corp., 5.63%, 8/1/29, Callable 2/5/26 @
101.88 $ 15,056
45,000 Olin Corp., 6.63%, 4/1/33, Callable 4/1/28 @
103.31(b) 44,550
37,000 Tronox, Inc., 4.63%, 3/15/29, Callable 2/5/26 @
101.16^(b) 25,900
25,000 WR Grace Holdings LLC, 5.63%, 8/15/29, Callable
2/5/26 @ 101.41(b) 23,688
15,000 WR Grace Holdings LLC, 7.38%, 3/1/31, Callable
3/1/26 @ 103.69(b) 15,337
15,000 WR Grace Holdings LLC, 6.63%, 8/15/32, Callable
8/15/28 @ 103.31(b) 15,150
684,449
Commercial Services & Supplies (0.2%):
11,000 ADT Security Corp. (The), 5.88%, 10/15/33, Callable
10/15/32 @ 100(b) 11,110
15,000 Allied Universal Holdco LLC/Allied Universal Finance
Corp., 6.88%, 6/15/30, Callable 6/15/27 @
103.44(b) 15,562
8,000 Beacon Mobility Corp., 7.25%, 8/1/30, Callable
8/1/27 @ 103.63(b) 8,370
25,000 Brand Industrial Services, Inc., 10.38%, 8/1/30,
Callable 8/1/26 @ 105.19(b) 24,469
5,000 Clean Harbors, Inc., 6.38%, 2/1/31, Callable 2/5/26
@ 103.19(b) 5,125
10,000 CoreCivic, Inc., 8.25%, 4/15/29, Callable 4/15/26
@ 104.13 10,500
15,000 Genesee & Wyoming, Inc., 6.25%, 4/15/32, Callable
4/15/27 @ 103.13(b) 15,450
15,000 GEO Group, Inc. (The), 10.25%, 4/15/31, Callable
4/15/27 @ 105.13 16,444
6,000 JH North America Holdings, Inc., 6.13%, 7/31/32,
Callable 7/31/28 @ 103.06(b) 6,165
25,000 OT Midco, Inc., 10.00%, 2/15/30, Callable 2/15/27
@ 105(b) 10,000
38,000 Rand Parent LLC, 8.50%, 2/15/30, Callable 2/15/26
@ 104.25(b) 39,520
10,000 Reworld Holding Corp., 4.88%, 12/1/29, Callable
2/5/26 @ 101.22(b) 9,575
10,000 TKC Holdings, Inc., 6.88%, 5/15/28, Callable 2/5/26
@ 101.72^(b) 10,075
10,000 TKC Holdings, Inc., 10.50%, 5/15/29, Callable
2/5/26 @ 102.63(b) 10,287
25,000 United Rentals North America, Inc., 5.38%,
11/15/33, Callable 11/15/28 @ 102.69(b) 24,969
25,000 United Rentals North America, Inc., 6.13%,
3/15/34, Callable 3/15/29 @ 103.06(b) 26,000
10,000 WESCO Distribution, Inc., 6.38%, 3/15/33, Callable
3/15/28 @ 103.19(b) 10,413
10,000 Williams Scotsman, Inc., 6.63%, 4/15/30, Callable
4/15/27 @ 103.31(b) 10,312
264,346
Construction & Engineering (0.1%):
25,000 AECOM, 6.00%, 8/1/33, Callable 8/1/28 @ 103(b) 25,531
71,000 Artera Services LLC, 8.50%, 2/15/31, Callable
2/15/27 @ 104.25^(b) 58,753
25,000 Railworks Holdings LP/Railworks Rally, Inc., 8.25%,
11/15/28, Callable 2/5/26 @ 102.06(b) 25,219

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Construction & Engineering, continued
$ 5,000 Synergy Infrastructure Holdings LLC, 7.88%,
12/1/30, Callable 12/1/27 @ 103.94(b) $ 5,181
114,684
Construction Materials (0.1%):
10,000 AmeriTex HoldCo Intermediate LLC, 7.63%,
8/15/33, Callable 8/15/28 @ 103.81(b) 10,487
25,000 Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28,
Callable 2/5/26 @ 101(b) 25,063
15,000 Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31,
Callable 11/15/26 @ 104.44(b) 15,994
10,000 Star Holding LLC, 8.75%, 8/1/31, Callable 8/1/27
@ 104.38(b) 9,625
61,169
Consumer Finance (1.1%):
370,000 Ally Financial, Inc., 7.10%, 11/15/27, Callable
10/15/27 @ 100 388,474
30,000 Ally Financial, Inc., 6.65% (H15T5Y), 1/17/40,
Callable 10/19/34 @ 100 30,099
35,000 Ally Financial, Inc., Series B, 4.70% (H15T5Y),
Callable 5/15/26 @ 100 34,821
4,000 Ally Financial, Inc., Series C, 4.70% (H15T7Y),
12/31/99, Callable 5/15/28 @ 100^ 3,810
355,000 Capital One Financial Corp., 4.10%, 2/9/27, Callable
11/9/26 @ 100 355,435
275,000 Capital One Financial Corp., 5.25% (SOFR), 7/26/30,
Callable 7/26/29 @ 100 283,677
15,000 Ford Motor Credit Co. LLC, 5.73%, 9/5/30, Callable
8/5/30 @ 100 15,202
10,000 Navient Corp., 5.00%, 3/15/27, Callable 9/15/26
@ 100 9,963
10,000 Navient Corp., 4.88%, 3/15/28, Callable 6/15/27
@ 100 9,850
7,000 Navient Corp., 5.50%, 3/15/29, Callable 6/15/28
@ 100^ 6,895
5,000 Navient Corp., 7.88%, 6/15/32, Callable 9/15/31
@ 100^ 5,200
35,000 Onemain Finance Corp., 6.75%, 9/15/33, Callable
12/15/28 @ 103.38 35,394
15,000 OneMain Finance Corp., 6.13%, 5/15/30, Callable
11/15/29 @ 100 15,263
30,000 OneMain Finance Corp., 4.00%, 9/15/30, Callable
2/5/26 @ 102 28,012
10,000 OneMain Finance Corp., 7.13%, 9/15/32, Callable
6/15/28 @ 103.56 10,375
10,000 OneMain Finance Corp., 6.50%, 3/15/33, Callable
9/15/28 @ 103.25 10,075
7,000 PRA Group, Inc., 8.88%, 1/31/30, Callable 6/1/26
@ 104.44(b) 7,236
14,000 SLM Corp., 6.50%, 1/31/30, Callable 12/31/29 @
100 14,437
215,000 Synchrony Financial, 3.95%, 12/1/27, Callable
9/1/27 @ 100 214,071
1,478,289
Consumer Staples Distribution & Retail (0.1%):
25,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 3.50%, 3/15/29, Callable 2/5/26
@ 100(b) 23,969
Principal Amount Value
Corporate Bonds, continued
Consumer Staples Distribution & Retail, continued
$ 15,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 5.50%, 3/31/31, Callable
11/15/27 @ 102.75(b) $ 15,112
15,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 5.75%, 3/31/34, Callable
11/15/28 @ 102.88(b) 15,056
7,000 C&S Group, 5.00%, 12/15/28, Callable 2/5/26 @
100(b) 6,458
15,000 KeHE Distributors LLC/KeHE Finance Corp./
NextWave Distribution, Inc., 9.00%, 2/15/29,
Callable 2/15/26 @ 104.5(b) 15,600
10,000 Performance Food Group, Inc., 6.13%, 9/15/32,
Callable 9/15/27 @ 103.06(b) 10,275
10,000 US Foods, Inc., 4.63%, 6/1/30, Callable 2/5/26 @
102.31(b) 9,850
10,000 US Foods, Inc., 7.25%, 1/15/32, Callable 9/15/26
@ 103.63(b) 10,500
10,000 US Foods, Inc., 5.75%, 4/15/33, Callable 10/15/27
@ 102.88(b) 10,175
116,995
Containers & Packaging (0.1%):
29,000 Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance plc, 4.00%, 9/1/29,
Callable 2/5/26 @ 101(b) 27,224
30,000 Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance plc, 6.25%, 1/30/31,
Callable 12/1/27 @ 103.13(b) 30,562
15,000 Clydesdale Acquisition Holdings, Inc., 8.75%,
4/15/30, Callable 2/5/26 @ 104.38(b) 15,225
20,000 Clydesdale Acquisition Holdings, Inc., 6.75%,
4/15/32, Callable 4/15/28 @ 103.38(b) 20,525
15,000 Crown Americas LLC, 5.88%, 6/1/33, Callable
6/1/28 @ 102.94(b) 15,300
20,000 Graphic Packaging International LLC, 3.75%, 2/1/30,
Callable 8/1/29 @ 100(b) 18,850
15,000 Graphic Packaging International LLC, 6.38%,
7/15/32, Callable 5/15/27 @ 103.19(b) 15,244
142,930
Distributors (0.0%
†
):
5,000 LBM Acquisition LLC, 9.50%, 6/15/31, Callable
6/15/27 @ 104.75(b) 5,175
53,244 Saks Global Enterprises LLC, 11.00%, 12/15/29,
Callable 12/15/26 @ 105.5(b) 3,195
8,370
Diversified Consumer Services (0.1%):
5,000 Service Corp. International, 5.75%, 10/15/32,
Callable 10/15/27 @ 102.88 5,081
48,000 Sotheby's, 7.38%, 10/15/27, Callable 1/16/26 @
100(b) 47,520
33,000 StoneMor, Inc., 8.50%, 5/15/29, Callable 2/5/26
@ 102.13(b) 32,175
10,000 Wand NewCo. 3, Inc., 7.63%, 1/30/32, Callable
1/30/27 @ 103.81(b) 10,550
35,000 Wayfair LLC, 7.25%, 10/31/29, Callable 10/31/26
@ 103.63(b) 36,488

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Diversified Consumer Services, continued
$ 38,000 Wayfair LLC, 7.75%, 9/15/30, Callable 9/15/27 @
103.88(b) $ 40,470
172,284
Diversified REITs (0.1%):
17,000 BW Real Estate, Inc., 9.50% (H15T5Y), Callable
3/30/30 @ 100(b) 17,286
15,000 Kennedy-Wilson, Inc., 4.75%, 2/1/30, Callable
2/5/26 @ 101.19 14,137
35,000 Piedmont Operating Partnership LP, 2.75%, 4/1/32,
Callable 1/1/32 @ 100 30,078
112,000 Store Capital LLC, 2.75%, 11/18/30, Callable
8/18/30 @ 100 101,928
163,429
Diversified Telecommunication Services (0.1%):
13,000 ATP Tower Holdings/Andean Telecom Partners Chile
SpA/Andean Tower Partners C, 7.88%, 2/3/30,
Callable 2/3/27 @ 103.94(b) 13,406
5,000 Cablevision Lightpath LLC, 3.88%, 9/15/27, Callable
1/16/26 @ 100(b) 4,875
2,000 Cablevision Lightpath LLC, 5.63%, 9/15/28, Callable
1/16/26 @ 100(b) 1,955
22,000 Cogent Communications Group LLC/Cogent Finance,
Inc., 7.00%, 6/15/27, Callable 2/5/26 @ 101.75(b) 21,972
25,000 Cogent Communications Group LLC/Cogent Finance,
Inc., 7.00%, 6/15/27, Callable 1/16/26 @ 101.75(b) 24,969
10,000 Connect Holding II LLC, 10.50%, 4/3/31, Callable
12/24/27 @ 100(b) 9,475
4,000 Discovery Communications LLC, 6.35%, 6/1/40 3,320
25,000 Windstream Services LLC, 7.50%, 10/15/33,
Callable 10/15/28 @ 103.75(b) 25,656
35,000 Windstream Services LLC/Windstream Escrow
Finance Corp., 8.25%, 10/1/31, Callable 10/1/27
@ 104.13(b) 36,663
142,291
Electric Utilities (0.6%):
11,000 AES Corp. (The), 6.95% (H15T5Y), 7/15/55, Callable
4/15/30 @ 100 10,753
130,000 Cleco Corporate Holdings LLC, 3.38%, 9/15/29,
Callable 6/15/29 @ 100 122,213
160,000 Duquesne Light Holdings, Inc., 2.78%, 1/7/32,
Callable 10/7/31 @ 100(b) 142,247
15,000 Edison International, 6.25%, 3/15/30, Callable
2/15/30 @ 100 15,678
10,000 Edison International, 8.13% (H15T5Y), 6/15/53,
Callable 3/15/28 @ 100 10,375
10,000 Edison International, 7.88% (H15T5Y), 6/15/54,
Callable 3/15/29 @ 100 10,450
110,000 Exelon Corp., 4.05%, 4/15/30, Callable 1/15/30
@ 100 108,852
10,000 Hawaiian Electric Co., Inc., 6.00%, 10/1/33, Callable
10/1/28 @ 103(b) 10,125
10,000 Lightning Power LLC, 7.25%, 8/15/32, Callable
8/15/27 @ 103.63(b) 10,613
15,000 NRG Energy, Inc., 5.75%, 1/15/28, Callable 1/21/26
@ 100 14,981
20,000 NRG Energy, Inc., 3.38%, 2/15/29, Callable 1/16/26
@ 100.84(b) 19,036
Principal Amount Value
Corporate Bonds, continued
Electric Utilities, continued
$ 25,000 NRG Energy, Inc., 3.63%, 2/15/31, Callable 2/15/26
@ 101.81(b) $ 23,200
15,000 NRG Energy, Inc., 5.75%, 1/15/34, Callable
10/15/28 @ 102.88(b) 15,094
20,000 NRG Energy, Inc., 6.25%, 11/1/34, Callable 11/1/29
@ 103.13(b) 20,525
15,000 NRG Energy, Inc., 6.00%, 1/15/36, Callable
10/15/30 @ 103(b) 15,187
15,000 PacifiCorp, 7.38% (H15T5Y), 9/15/55, Callable
6/17/30 @ 100 15,281
16,000 PG&E Corp, 7.38% (H15T5Y), 3/15/55, Callable
12/15/29 @ 100 16,640
25,000 PG&E Corp., 5.25%, 7/1/30, Callable 1/16/26 @
102.63 24,719
20,000 Talen Energy Supply LLC, 6.25%, 2/1/34, Callable
10/15/28 @ 103.13(b) 20,400
20,000 Talen Energy Supply LLC, 6.50%, 2/1/36, Callable
10/15/30 @ 103.25(b) 20,625
45,000 Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable
1/16/26 @ 100(b) 45,000
25,000 Vistra Operations Co. LLC, 7.75%, 10/15/31,
Callable 10/15/26 @ 103.88(b) 26,438
718,432
Electronic Equipment, Instruments & Components (0.0%
†
):
20,000 Coherent Corp., 5.00%, 12/15/29, Callable 1/16/26
@ 101.25(b) 19,900
10,000 Insight Enterprises, Inc., 6.63%, 5/15/32, Callable
5/15/27 @ 103.31(b) 10,250
30,150
Energy Equipment & Services (0.1%):
11,000 Kodiak Gas Services LLC, 6.50%, 10/1/33, Callable
10/1/28 @ 103.25(b) 11,220
10,000 Kodiak Gas Services LLC, 6.75%, 10/1/35, Callable
10/1/30 @ 103.38(b) 10,250
5,000 Nabors Industries, Inc., 8.88%, 8/15/31, Callable
8/15/27 @ 104.44^(b) 4,850
15,000 XPLR Infrastructure Operating Partners LP, 8.38%,
1/15/31, Callable 9/15/27 @ 104.19^(b) 15,694
22,000 XPLR Infrastructure Operating Partners LP, 8.63%,
3/15/33, Callable 3/15/28 @ 104.31(b) 23,072
28,000 XPLR Infrastructure Operating Partners LP, 7.75%,
4/15/34, Callable 4/15/29 @ 103.88(b) 28,385
93,471
Financial Services (1.3%):
15,000 Acrisure LLC/Acrisure Finance, Inc., 8.50%, 6/15/29,
Callable 6/15/26 @ 104.25(b) 15,656
5,000 Acrisure LLC/Acrisure Finance, Inc., 6.75%, 7/1/32,
Callable 7/1/28 @ 103.38(b) 5,137
40,000 Air Lease Corp., Series C, 4.13% (H15T5Y), Callable
12/15/26 @ 100 39,018
6,000 Alpha Generation LLC, 6.25%, 1/15/34, Callable
10/15/28 @ 103.13(b) 6,038
20,000 APH Somerset Investor 2 LLC/APH2 Somerset
Investor 2 LLC/APH3 Somerset Investor 2 LLC,
7.88%, 11/1/29, Callable 11/1/26 @ 103.94(b) 20,225
10,000 Ascent Resources Utica Holdings LLC/ARU Finance
Corp., 6.63%, 10/15/32, Callable 10/15/27 @
103.31(b) 10,275

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Financial Services, continued
$ 5,000 Ascent Resources Utica Holdings LLC/ARU Finance
Corp., 6.63%, 7/15/33, Callable 7/15/28 @
103.31(b) $ 5,156
150,000 Blackstone Private Credit Fund, 7.30%, 11/27/28,
Callable 10/27/28 @ 100 158,800
15,000 Block, Inc., 2.75%, 6/1/26, Callable 5/1/26 @ 100 14,888
15,000 Block, Inc., 5.63%, 8/15/30, Callable 8/15/27 @
102.81(b) 15,263
15,000 Block, Inc., 3.50%, 6/1/31, Callable 3/1/31 @ 100 14,044
15,000 Block, Inc., 6.50%, 5/15/32, Callable 5/15/27 @
103.25 15,562
15,000 Block, Inc., 6.00%, 8/15/33, Callable 8/15/28 @
103(b) 15,356
5,000 Camelot Return Merger Sub, Inc., 8.75%, 8/1/28,
Callable 2/5/26 @ 103.28(b) 3,925
22,000 Champions Financing, Inc., 8.75%, 2/15/29, Callable
2/15/26 @ 104.38^(b) 21,615
190,000 Corebridge Financial, Inc., 3.65%, 4/5/27, Callable
3/5/27 @ 100 188,721
130,000 Corebridge Financial, Inc., 3.90%, 4/5/32, Callable
1/5/32 @ 100 123,494
25,000 EMRLD Borrower LP/Emerald Co.-Issuer, Inc.,
6.63%, 12/15/30, Callable 6/15/26 @ 103.31(b) 26,031
19,000 HA Sustainable Infrastructure Capital, Inc., 8.00%
(H15T5Y), 6/1/56, Callable 3/1/31 @ 100 19,736
6,000 Hightower Holding LLC, 6.75%, 4/15/29, Callable
2/5/26 @ 101.69(b) 5,955
242,000 HPS Corporate Lending Fund, 5.45%, 1/14/28,
Callable 12/14/27 @ 100 244,473
5,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp., 6.25%, 5/15/26, Callable 2/5/26 @ 100 4,988
40,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp., 5.25%, 5/15/27, Callable 11/15/26 @ 100 39,300
30,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp., 9.00%, 6/15/30, Callable 12/15/29 @ 100 28,575
70,000 Jackson Financial, Inc., 5.17%, 6/8/27, Callable
5/8/27 @ 100 70,787
17,000 Jackson Financial, Inc., 3.13%, 11/23/31, Callable
8/23/31 @ 100 15,466
76,000 Jackson Financial, Inc., 5.67%, 6/8/32, Callable
3/8/32 @ 100 78,838
25,000 Jane Street Group/JSG Finance, Inc., 6.13%,
11/1/32, Callable 11/1/27 @ 103.06(b) 25,406
25,000 Jane Street Group/JSG Finance, Inc., 6.75%,
5/1/33, Callable 5/1/28 @ 103.38(b) 26,031
7,000 Jefferson Capital Holdings LLC, 8.25%, 5/15/30,
Callable 5/15/27 @ 104.13(b) 7,324
15,000 Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp., 4.75%, 6/15/29, Callable 2/5/26 @
101.19(b) 14,812
10,000 Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp., 7.00%, 7/15/31, Callable 7/15/27
@ 103.5(b) 10,612
15,000 Level 3 Financing, Inc., 3.63%, 1/15/29, Callable
1/16/26 @ 100(b) 13,781
10,000 Level 3 Financing, Inc., 4.88%, 6/15/29, Callable
3/22/26 @ 102.31(b) 9,725
10,000 Level 3 Financing, Inc., 3.75%, 7/15/29, Callable
2/5/26 @ 100(b) 9,062
Principal Amount Value
Corporate Bonds, continued
Financial Services, continued
$ 30,000 Level 3 Financing, Inc., 6.88%, 6/30/33, Callable
6/30/28 @ 103.44(b) $ 30,675
20,000 Level 3 Financing, Inc., 7.00%, 3/31/34, Callable
8/31/28 @ 103.5(b) 20,500
35,000 Level 3 Financing, Inc., 8.50%, 1/15/36, Callable
1/15/31 @ 104.25(b) 35,788
48,000 MPT Operating Partnership LP/MPT Finance Corp.,
5.00%, 10/15/27, Callable 2/5/26 @ 100^ 46,320
25,000 MPT Operating Partnership LP/MPT Finance Corp.,
3.50%, 3/15/31, Callable 3/15/26 @ 101.75 18,125
10,000 PBF Holding Co. LLC/PBF Finance Corp., 9.88%,
3/15/30, Callable 3/15/27 @ 104.94(b) 10,263
15,000 PennyMac Financial Services, Inc., 6.88%, 2/15/33,
Callable 2/15/28 @ 103.44(b) 15,600
15,000 PennyMac Financial Services, Inc., 6.75%, 2/15/34,
Callable 8/15/28 @ 103.38(b) 15,488
15,000 Perimeter Holdings LLC, 6.25%, 1/15/34, Callable
1/15/29 @ 103.13(b) 14,925
10,000 Shift4 Payments LLC/Shift4 Payments Finance Sub,
Inc., 6.75%, 8/15/32, Callable 8/15/27 @ 103.38(b) 10,300
84,000 Sixth Street Lending Partners, 6.13%, 7/15/30,
Callable 6/15/30 @ 100 86,025
20,000 UWM Holdings LLC, 6.63%, 2/1/30, Callable 2/1/27
@ 103.31(b) 20,200
15,000 UWM Holdings LLC, 6.25%, 3/15/31, Callable
3/15/28 @ 103.13(b) 14,906
6,000 VFH Parent LLC/Valor Co.-Issuer, Inc., 7.50%,
6/15/31, Callable 6/15/27 @ 103.75(b) 6,263
10,000 Walker & Dunlop, Inc., 6.63%, 4/1/33, Callable
4/1/28 @ 103.31(b) 10,225
13,000 WEX, Inc., 6.50%, 3/15/33, Callable 3/15/28 @
103.25(b) 13,276
35,000 Wrangler Holdco Corp., 6.63%, 4/1/32, Callable
4/1/27 @ 103.31(b) 36,575
1,729,529
Food Products (0.3%):
30,000 Lamb Weston Holdings, Inc., 4.38%, 1/31/32,
Callable 1/31/27 @ 102.19(b) 28,463
88,000 Mars, Inc., 4.80%, 3/1/30, Callable 2/1/30 @ 100(b) 89,983
66,000 Mars, Inc., 5.00%, 3/1/32, Callable 1/1/32 @ 100(b) 68,048
55,000 Mars, Inc., 5.20%, 3/1/35, Callable 12/1/34 @
100(b) 56,433
18,000 Post Holdings, Inc., 4.50%, 9/15/31, Callable
9/15/26 @ 102.25(b) 17,055
25,000 Post Holdings, Inc., 6.38%, 3/1/33, Callable 9/1/27
@ 103.19(b) 25,250
15,000 Post Holdings, Inc., 6.25%, 10/15/34, Callable
10/15/29 @ 103.13(b) 15,056
15,000 Post Holdings, Inc., 6.50%, 3/15/36, Callable
3/15/31 @ 103.25(b) 14,981
15,000 Quikrete Holdings, Inc., 6.38%, 3/1/32, Callable
3/1/28 @ 103.19(b) 15,600
330,869
Ground Transportation (0.1%):
10,000 Avis Budget Car Rental LLC/Avis Budget Finance,
Inc., 8.38%, 6/15/32, Callable 6/15/28 @ 104.19(b) 10,300
44,000 Boeing Co. (The), 6.86%, 5/1/54, Callable 11/1/53
@ 100 49,376

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Ground Transportation, continued
$ 57,000 Uber Technologies, Inc., 4.15%, 1/15/31, Callable
12/15/30 @ 100 $ 56,728
45,000 Uber Technologies, Inc., 4.80%, 9/15/35, Callable
6/15/35 @ 100 44,789
161,193
Health Care Equipment & Supplies (0.0%
†
):
15,000 DaVita, Inc., 6.75%, 7/15/33, Callable 7/15/28 @
103.38(b) 15,506
6,000 Sotera Health Holdings LLC, 7.38%, 6/1/31, Callable
6/1/27 @ 103.69(b) 6,293
21,799
Health Care Providers & Services (1.4%):
14,000 Acadia Healthcare Co., Inc., 7.38%, 3/15/33,
Callable 3/15/28 @ 103.69^(b) 14,105
10,000 Accendra Health, Inc., 4.50%, 3/31/29, Callable
2/5/26 @ 101.13^(b) 6,700
15,000 AdaptHealth LLC, 5.13%, 3/1/30, Callable 1/16/26
@ 102.56(b) 14,569
630,000 Centene Corp., 4.63%, 12/15/29, Callable 2/5/26
@ 101.54 610,738
35,000 CHS/Community Health Systems, Inc., 6.13%,
4/1/30, Callable 2/5/26 @ 103.06(b) 28,000
50,000 CHS/Community Health Systems, Inc., 5.25%,
5/15/30, Callable 2/5/26 @ 102.63(b) 46,750
95,000 CHS/Community Health Systems, Inc., 4.75%,
2/15/31, Callable 2/15/26 @ 102.38(b) 84,431
10,000 CHS/Community Health Systems, Inc., 9.75%,
1/15/34, Callable 8/15/28 @ 104.88(b) 10,488
62,000 CVS Health Corp., 5.00%, 1/30/29, Callable
12/30/28 @ 100 63,203
25,000 CVS Health Corp., 5.25%, 1/30/31, Callable
11/30/30 @ 100 25,794
56,000 CVS Health Corp., 6.75% (H15T5Y), 12/10/54,
Callable 9/10/34 @ 100 57,791
40,000 DaVita, Inc., 4.63%, 6/1/30, Callable 2/5/26 @
102.31(b) 38,800
6,000 Global Medical Response, Inc., 7.38%, 10/1/32,
Callable 10/1/28 @ 103.69(b) 6,233
203,000 HCA, Inc., 5.88%, 2/1/29, Callable 8/1/28 @ 100 211,529
110,000 HCA, Inc., 3.50%, 9/1/30, Callable 3/1/30 @ 100 105,842
64,000 Humana, Inc., 3.70%, 3/23/29, Callable 2/23/29
@ 100 62,753
22,000 IQVIA, Inc., 6.25%, 6/1/32, Callable 6/1/28 @
103.13(b) 22,935
10,000 LifePoint Health, Inc., 10.00%, 6/1/32, Callable
6/1/27 @ 105(b) 10,600
45,000 Medline Borrower LP, 3.88%, 4/1/29, Callable
2/5/26 @ 100.97(b) 43,931
5,000 ModivCare, Inc., 5.00%, 10/1/29, Callable 2/5/26
@ 101.25(b)(d) 22
15,000 Molina Healthcare, Inc., 3.88%, 11/15/30, Callable
8/17/30 @ 100(b) 13,837
21,000 Molina Healthcare, Inc., 6.50%, 2/15/31, Callable
12/15/27 @ 103.25(b) 21,446
26,000 Molina Healthcare, Inc., 6.25%, 1/15/33, Callable
1/15/28 @ 103.13(b) 26,260
35,000 National Mentor Holdings, Inc., 10.50%, 12/15/30,
Callable 12/15/27 @ 105.25(b) 35,088
Principal Amount Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$ 13,000 Prime Healthcare Services, Inc., 9.38%, 9/1/29,
Callable 9/1/26 @ 104.69(b) $ 13,682
10,000 Radiology Partners, Inc., 8.50%, 7/15/32, Callable
7/15/28 @ 104.25(b) 10,425
13,000 Surgery Center Holdings, Inc., 7.25%, 4/15/32,
Callable 4/15/27 @ 103.63(b) 13,146
87,000 Tenet Healthcare Corp., 6.13%, 10/1/28, Callable
2/5/26 @ 100 87,109
30,000 Tenet Healthcare Corp., 4.38%, 1/15/30, Callable
2/5/26 @ 101.09 29,437
10,000 Tenet Healthcare Corp., 5.50%, 11/15/32, Callable
11/15/28 @ 102.75(b) 10,113
10,000 Tenet Healthcare Corp., 6.00%, 11/15/33, Callable
11/15/28 @ 103(b) 10,275
30,000 US Acute Care Solutions LLC, 9.75%, 5/15/29,
Callable 5/15/26 @ 104.88(b) 30,187
1,766,219
Health Care REITs (0.6%):
15,000 CTR Partnership LP/CareTrust Capital Corp., 3.88%,
6/30/28, Callable 3/30/28 @ 100(b) 14,625
98,000 Healthcare Realty Holdings LP, 3.10%, 2/15/30,
Callable 11/15/29 @ 100 92,880
435,000 Omega Healthcare Investors, Inc., 3.63%, 10/1/29,
Callable 7/1/29 @ 100 420,541
20,000 Omega Healthcare Investors, Inc., 3.25%, 4/15/33,
Callable 1/15/33 @ 100 17,774
230,000 Sabra Health Care LP, 3.20%, 12/1/31, Callable
9/1/31 @ 100 210,163
755,983
Hotels, Restaurants & Leisure (0.2%):
40,000 Fertitta Entertainment LLC/Fertitta Entertainment
Finance Co., Inc., 6.75%, 1/15/30, Callable 2/5/26
@ 101.69(b) 37,700
55,000 Hilton Domestic Operating Co., Inc., 5.88%,
3/15/33, Callable 3/15/28 @ 102.94(b) 56,512
15,000 Hilton Domestic Operating Co., Inc., 5.75%,
9/15/33, Callable 7/1/28 @ 102.88(b) 15,300
10,000 Hilton Domestic Operating Co., Inc., 5.50%,
3/31/34, Callable 12/1/28 @ 102.75(b) 10,050
13,000 Hilton Grand Vacations Borrower LLC/Hilton Grand
Vacations Borrower, Inc., 6.63%, 1/15/32, Callable
1/15/27 @ 103.31(b) 13,309
27,000 LFS Topco LLC, 8.75%, 7/15/30, Callable 7/15/27
@ 104.38(b) 27,169
20,000 Life Time, Inc., 6.00%, 11/15/31, Callable 11/15/27
@ 103(b) 20,400
7,000 Lindblad Expeditions LLC, 7.00%, 9/15/30, Callable
9/15/27 @ 103.5(b) 7,271
6,000 Mohegan Tribal Gaming Authority/MS Digital
Entertainment Holdings LLC, 8.25%, 4/15/30,
Callable 4/15/27 @ 104.13(b) 6,248
10,000 Mohegan Tribal Gaming Authority/MS Digital
Entertainment Holdings LLC, 11.88%, 4/15/31,
Callable 4/15/27 @ 105.94(b) 10,525
10,000 Yum! Brands, Inc., 4.63%, 1/31/32, Callable
10/1/26 @ 102.31 9,750
214,234

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Household Durables (0.2%):
$ 15,000 Ashton Woods USA LLC/Ashton Woods Finance Co.,
4.63%, 4/1/30, Callable 2/5/26 @ 102.31(b) $ 14,213
10,000 Ashton Woods USA LLC/Ashton Woods Finance Co.,
6.88%, 8/1/33, Callable 8/1/28 @ 103.44(b) 9,975
15,000 Beazer Homes USA, Inc., 7.50%, 3/15/31, Callable
3/15/27 @ 103.75(b) 15,113
15,000 Century Communities, Inc., 6.63%, 9/15/33,
Callable 9/15/28 @ 103.31(b) 15,112
14,000 Dream Finders Homes, Inc., 6.88%, 9/15/30,
Callable 9/15/27 @ 103.44(b) 14,105
15,000 LGI Homes, Inc., 8.75%, 12/15/28, Callable 1/16/26
@ 104.38(b) 15,562
48,000 LGI Homes, Inc., 7.00%, 11/15/32, Callable
11/15/27 @ 103.5(b) 45,960
13,000 New Home Co., Inc. (The), 8.50%, 11/1/30, Callable
11/1/27 @ 104.25(b) 13,325
15,000 Taylor Morrison Communities, Inc., 5.75%,
11/15/32, Callable 5/15/32 @ 100(b) 15,394
15,000 TopBuild Corp., 4.13%, 2/15/32, Callable 10/15/26
@ 102.06(b) 14,213
11,000 TopBuild Corp., 5.63%, 1/31/34, Callable 9/30/28
@ 102.81(b) 11,082
25,000 Whirlpool Corp., 6.13%, 6/15/30, Callable 3/15/30
@ 100 24,937
42,000 Whirlpool Corp., 6.50%, 6/15/33, Callable 3/15/33
@ 100 40,530
5,000 Whirlpool Corp., 5.75%, 3/1/34, Callable 12/1/33
@ 100 4,620
254,141
Independent Power and Renewable Electricity Producers
(0.2%):
280,000 AES Corp. (The), 3.95%, 7/15/30, Callable 4/15/30
@ 100(b) 272,154
15,000 Clearway Energy Operating LLC, 4.75%, 3/15/28,
Callable 1/16/26 @ 101.19(b) 14,944
20,000 Clearway Energy Operating LLC, 3.75%, 1/15/32,
Callable 1/15/27 @ 101.88(b) 18,225
20,000 Sunnova Energy Corp., 5.88%, 9/1/26, Callable
2/5/26 @ 100(b)(d) 176
305,499
Industrial Conglomerates (0.0%
†
):
10,000 Allison Transmission, Inc., 5.88%, 12/1/33, Callable
12/1/28 @ 102.94(b) 10,100
10,000 Enpro, Inc., 6.13%, 6/1/33, Callable 6/1/28 @
103.06(b) 10,300
10,000 Global Partners LP/GLP Finance Corp., 8.25%,
1/15/32, Callable 1/15/27 @ 104.13(b) 10,500
30,900
Insurance (0.5%):
25,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer, 5.88%, 11/1/29, Callable 2/5/26 @
101.47(b) 24,875
224,000 Athene Global Funding, 5.34%, 1/15/27(b) 226,573
101,000 Athene Global Funding, 5.58%, 1/9/29(b) 104,410
70,000 Corebridge Financial, Inc., 6.05%, 9/15/33, Callable
6/15/33 @ 100 74,430
160,000 Pacific LifeCorp, 5.13%, 1/30/43(b) 151,627
Principal Amount Value
Corporate Bonds, continued
Insurance, continued
$ 19,000 Western-Southern Global Funding, 4.90%, 5/1/30(b) $ 19,413
601,328
Interactive Media & Services (0.0%
†
):
10,000 Snap, Inc., 6.88%, 3/1/33, Callable 3/1/28 @
103.44(b) 10,325
10,000 Snap, Inc., 6.88%, 3/15/34, Callable 9/15/28 @
103.44(b) 10,263
20,588
IT Services (0.3%):
10,000 Amentum Holdings, Inc., 7.25%, 8/1/32, Callable
8/1/27 @ 103.63(b) 10,525
60,000 APLD Compute Co.LLC, 9.25%, 12/15/30, Callable
12/15/27 @ 104.63(b) 58,725
42,000 Asurion LLC And Asurion Co. Issuer, Inc., 8.00%,
12/31/32, Callable 12/31/28 @ 104(b) 43,418
20,000 Cipher Compute LLC, 7.13%, 11/15/30, Callable
11/15/27 @ 103.56(b) 20,325
25,000 CoreWeave, Inc., 9.25%, 6/1/30, Callable 6/1/27
@ 104.63(b) 23,250
40,000 CoreWeave, Inc., 9.00%, 2/1/31, Callable 2/1/28
@ 104.5(b) 36,550
25,000 Flash Compute LLC, 7.25%, 12/31/30, Callable
12/31/27 @ 103.63(b) 24,687
41,000 Neptune Bidco US, Inc., 9.29%, 4/15/29, Callable
2/5/26 @ 104.65(b) 41,000
11,000 Paychex, Inc., 5.10%, 4/15/30, Callable 3/15/30
@ 100 11,320
15,000 Paychex, Inc., 5.35%, 4/15/32, Callable 2/15/32
@ 100 15,534
31,000 Wulf Compute LLC, 7.75%, 10/15/30, Callable
10/15/27 @ 103.88(b) 31,891
23,000 X Ai LLC/X Ai Co. Issuer Corp., 12.50%, 6/30/30,
Callable 7/15/27 @ 106.25 24,437
341,662
Leisure Products (0.0%
†
):
8,000 Acushnet Co., 5.63%, 12/1/33, Callable 12/1/28 @
102.81(b) 8,080
10,000 Amer Sports Co., 6.75%, 2/16/31, Callable 2/16/27
@ 103.38(b) 10,438
18,518
Machinery (0.0%
†
):
15,000 GEO Group, Inc. (The), 8.63%, 4/15/29, Callable
4/15/26 @ 104.31 15,731
5,000 New Flyer Holdings, Inc., 9.25%, 7/1/30, Callable
7/1/27 @ 104.63(b) 5,363
21,094
Media (1.1%):
20,000 Advantage Sales & Marketing, Inc., 6.50%,
11/15/28, Callable 1/16/26 @ 100^(b) 16,325
25,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
4.25%, 2/1/31, Callable 2/5/26 @ 102.13(b) 22,875
10,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
4.75%, 2/1/32, Callable 2/1/27 @ 102.38(b) 9,100
25,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
4.50%, 5/1/32, Callable 5/1/26 @ 102.25 22,312
15,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
4.50%, 6/1/33, Callable 6/1/27 @ 102.25(b) 13,106

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Media, continued
$ 17,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
4.25%, 1/15/34, Callable 1/15/28 @ 102.13(b) $ 14,408
68,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 6.10%, 6/1/29,
Callable 5/1/29 @ 100 70,860
16,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 2.30%, 2/1/32,
Callable 11/1/31 @ 100 13,753
160,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.40%, 4/1/33,
Callable 1/1/33 @ 100 150,834
47,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 6.55%, 6/1/34,
Callable 3/1/34 @ 100 49,456
80,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.38%, 5/1/47,
Callable 11/1/46 @ 100 66,000
252,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.80%, 3/1/50,
Callable 9/1/49 @ 100 189,179
10,000 Clear Channel Outdoor Holdings, Inc., 7.75%,
4/15/28, Callable 2/5/26 @ 101.94(b) 9,988
20,000 Clear Channel Outdoor Holdings, Inc., 7.50%,
6/1/29, Callable 2/5/26 @ 101.88(b) 19,800
15,000 Clear Channel Outdoor Holdings, Inc., 7.88%,
4/1/30, Callable 10/1/26 @ 103.94(b) 15,769
20,000 Clear Channel Outdoor Holdings, Inc., 7.13%,
2/15/31, Callable 8/15/27 @ 103.56(b) 20,875
20,000 Clear Channel Outdoor Holdings, Inc., 7.50%,
3/15/33, Callable 9/15/28 @ 103.75(b) 21,125
24,000 CSC Holdings LLC, 4.63%, 12/1/30, Callable 2/5/26
@ 102.31(b) 8,400
100,000 CSC Holdings LLC, 4.13%, 12/1/30, Callable 2/5/26
@ 102.06(b) 61,500
15,000 CSC Holdings LLC, 4.50%, 11/15/31, Callable
11/15/26 @ 102.25(b) 9,112
14,000 DISH DBS Corp., 7.38%, 7/1/28, Callable 1/16/26
@ 100 13,510
11,000 DISH DBS Corp., 5.13%, 6/1/29 9,735
44,004 EchoStar Corp., 6.75%, 11/30/30, Callable 11/30/26
@ 102 44,884
11,000 EW Scripps Co. (The), 9.88%, 8/15/30, Callable
8/15/27 @ 104.94(b) 10,945
20,000 Lamar Media Corp., 5.38%, 11/1/33, Callable
11/1/28 @ 102.69(b) 19,875
243,000 Time Warner Cable LLC, 6.75%, 6/15/39 245,393
107,000 Time Warner Cable, Inc., 4.50%, 9/15/42, Callable
3/15/42 @ 100 82,278
50,000 Uniti Group LP/Uniti Group Finance 2019, Inc./CSL
Capital LLC, 8.63%, 6/15/32, Callable 6/15/28 @
104.31(b) 49,125
10,000 Uniti Group LP/Uniti Group Finance, Inc./CSL Capital
LLC, 6.50%, 2/15/29, Callable 1/16/26 @ 101.63(b) 9,600
42,000 Univision Communications, Inc., 8.50%, 7/31/31,
Callable 7/31/27 @ 104.25(b) 43,785
15,000 Univision Communications, Inc., 9.38%, 8/1/32,
Callable 8/1/28 @ 104.69(b) 16,069
18,000 Warnermedia Holdings, Inc., 5.05%, 3/15/42,
Callable 9/15/41 @ 100 12,735
Principal Amount Value
Corporate Bonds, continued
Media, continued
$ 6,000 Warnermedia Holdings, Inc., 5.14%, 3/15/52,
Callable 9/15/51 @ 100 $ 3,960
1,366,671
Metals & Mining (0.1%):
15,000 Century Aluminum Co., 6.88%, 8/1/32, Callable
8/1/28 @ 103.44(b) 15,394
10,000 Cleveland-Cliffs, Inc., 7.50%, 9/15/31, Callable
3/15/28 @ 103.75(b) 10,512
10,000 Cleveland-Cliffs, Inc., 7.38%, 5/1/33, Callable 5/1/28
@ 103.69(b) 10,400
10,000 Cleveland-Cliffs, Inc., 7.63%, 1/15/34, Callable
1/15/29 @ 103.81(b) 10,438
10,000 Commercial Metals Co., 4.13%, 1/15/30, Callable
1/16/26 @ 101.03 9,688
15,000 Commercial Metals Co., 5.75%, 11/15/33, Callable
11/15/28 @ 102.88(b) 15,319
20,000 Commercial Metals Co., 6.00%, 12/15/35, Callable
12/15/30 @ 103(b) 20,500
11,000 Kaiser Aluminum Corp., 5.88%, 3/1/34, Callable
3/1/29 @ 102.94(b) 11,027
19,000 Light & Wonder International, Inc., 6.25%, 10/1/33,
Callable 10/1/28 @ 103.13(b) 19,166
20,000 Novelis Corp., 3.88%, 8/15/31, Callable 8/15/26 @
101.94(b) 18,175
10,000 Novelis Corp., 6.38%, 8/15/33, Callable 8/15/28 @
103.19(b) 10,112
150,731
Mortgage Real Estate Investment Trusts (REITs) (0.1%):
10,000 PennyMac Financial Services, Inc., 6.88%, 5/15/32,
Callable 5/15/28 @ 103.44(b) 10,425
15,000 Rithm Capital Corp., 8.00%, 4/1/29, Callable 4/1/26
@ 104(b) 15,319
10,000 Rithm Capital Corp., 8.00%, 7/15/30, Callable
7/15/27 @ 104(b) 10,200
45,000 Rocket Cos., Inc., 6.13%, 8/1/30, Callable 8/1/27
@ 103.06(b) 46,462
40,000 Rocket Cos., Inc., 6.38%, 8/1/33, Callable 8/1/28
@ 103.19(b) 41,700
10,000 Starwood Property Trust, Inc., 5.25%, 10/15/28,
Callable 7/15/28 @ 100(b) 10,049
15,000 Starwood Property Trust, Inc., 6.50%, 7/1/30,
Callable 1/1/30 @ 100(b) 15,637
20,000 Starwood Property Trust, Inc., 6.50%, 10/15/30,
Callable 4/15/30 @ 100(b) 20,850
10,000 Starwood Property Trust, Inc., 5.75%, 1/15/31,
Callable 7/15/30 @ 100(b) 10,100
180,742
Multi-Utilities (0.2%):
100,000 Puget Energy, Inc., 4.10%, 6/15/30, Callable
3/15/30 @ 100 97,638
141,000 Puget Energy, Inc., 4.22%, 3/15/32, Callable
12/15/31 @ 100 135,077
55,000 Sempra, 6.00%, 10/15/39 57,287
290,002
Office REITs (0.8%):
421,000 Brandywine Operating Partnership LP, 3.95%,
11/15/27, Callable 8/15/27 @ 100 411,382

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Office REITs, continued
$ 288,000 Brandywine Operating Partnership LP, 8.30%,
3/15/28, Callable 2/15/28 @ 100 $ 301,990
11,000 COPT Defense Properties LP, 4.50%, 10/15/30,
Callable 9/15/30 @ 100 10,937
290,000 Hudson Pacific Properties LP, 4.65%, 4/1/29,
Callable 1/1/29 @ 100^ 267,525
50,000 Vornado Realty LP, 2.15%, 6/1/26, Callable 5/1/26
@ 100 49,416
1,041,250
Oil, Gas & Consumable Fuels (2.6%):
15,000 Alpha Generation LLC, 6.75%, 10/15/32, Callable
10/15/27 @ 103.38(b) 15,487
10,000 Antero Midstream Partners LP/Antero Midstream
Finance Corp., 5.75%, 10/15/33, Callable 10/15/28
@ 102.88(b) 10,050
20,000 Antero Midstream Partners LP/Antero Midstream
Finance Corp., 5.75%, 7/1/34, Callable 1/1/29 @
102.88(b) 20,150
25,000 California Resources Corp., 8.25%, 6/15/29, Callable
6/15/26 @ 104.13(b) 26,094
5,000 California Resources Corp., 7.00%, 1/15/34, Callable
1/15/29 @ 103.5(b) 4,912
12,000 Calumet Specialty Products Partners LP/Calumet
Finance Corp., 8.13%, 1/15/27, Callable 2/5/26 @
100(b) 11,955
26,000 Calumet Specialty Products Partners LP/Calumet
Finance Corp., 9.75%, 7/15/28, Callable 1/16/26
@ 104.88(b) 26,260
6,000 CITGO Petroleum Corp., 8.38%, 1/15/29, Callable
2/5/26 @ 104.19(b) 6,225
40,000 CNX Midstream Partners LP, 4.75%, 4/15/30,
Callable 2/5/26 @ 102.38(b) 38,850
15,000 CNX Resources Corp., 6.00%, 1/15/29, Callable
2/5/26 @ 101.5(b) 15,056
20,000 Columbia Pipelines Operating Co. LLC, 5.93%,
8/15/30, Callable 6/15/30 @ 100(b) 21,136
55,000 Columbia Pipelines Operating Co. LLC, 6.04%,
11/15/33, Callable 8/15/33 @ 100(b) 58,876
16,000 Columbia Pipelines Operating Co. LLC, 6.50%,
8/15/43, Callable 2/15/43 @ 100(b) 16,948
30,000 Columbia Pipelines Operating Co. LLC, 6.54%,
11/15/53, Callable 5/15/53 @ 100(b) 31,602
18,000 Columbia Pipelines Operating Co. LLC, 6.71%,
8/15/63, Callable 2/15/63 @ 100(b) 19,446
40,000 Comstock Resources, Inc., 6.75%, 3/1/29, Callable
1/21/26 @ 102.25(b) 39,850
13,000 CVR Energy, Inc., 8.50%, 1/15/29, Callable 1/21/26
@ 104.25(b) 13,309
60,000 DCP Midstream Operating LP, 5.13%, 5/15/29,
Callable 2/15/29 @ 100 61,260
100,000 DCP Midstream Operating LP, 5.60%, 4/1/44,
Callable 10/1/43 @ 100 95,933
25,000 Delek Logistics Partners LP/Delek Logistics Finance
Corp., 7.13%, 6/1/28, Callable 2/5/26 @ 101.78(b) 25,094
20,000 Delek Logistics Partners LP/Delek Logistics Finance
Corp., 8.63%, 3/15/29, Callable 3/15/26 @
104.31(b) 20,875
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 10,000 Delek Logistics Partners LP/Delek Logistics Finance
Corp., 7.38%, 6/30/33, Callable 6/30/28 @
103.69(b) $ 10,188
190,000 Energy Transfer LP, 4.95%, 6/15/28, Callable
3/15/28 @ 100 193,041
25,000 Energy Transfer LP, 7.38%, 2/1/31, Callable 2/1/26
@ 103.69(b) 25,941
87,000 Energy Transfer LP, 5.00%, 5/15/50, Callable
11/15/49 @ 100 72,985
2,000 Energy Transfer LP, 6.75% (H15T5Y), 2/15/56,
Callable 11/15/35 @ 100 2,005
2,000 Energy Transfer LP, 6.50% (H15T5Y), 2/15/56,
Callable 11/15/30 @ 100 1,990
8,000 Energy Transfer LP, Series G, 7.13% (H15T5Y),
Callable 5/15/30 @ 100 8,200
5,000 Global Partners LP/GLP Finance Corp., 7.13%,
7/1/33, Callable 7/1/28 @ 103.56(b) 5,081
27,000 Gran Tierra Energy, Inc., 9.50%, 10/15/29, Callable
10/15/26 @ 104.75^(b) 18,529
20,000 Harvest Midstream I LP, 7.50%, 5/15/32, Callable
5/15/27 @ 103.75(b) 20,800
150,000 Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100 150,605
109,000 Hess Corp., 7.30%, 8/15/31 125,352
25,000 Hess Midstream Operations LP, 5.13%, 6/15/28,
Callable 2/5/26 @ 100.85(b) 24,969
10,000 Howard Midstream Energy Partners LLC, 7.38%,
7/15/32, Callable 7/15/27 @ 103.69(b) 10,488
10,000 Howard Midstream Energy Partners LLC, 6.63%,
1/15/34, Callable 1/15/29 @ 103.31(b) 10,200
25,000 Kinetik Holdings LP, 6.63%, 12/15/28, Callable
2/5/26 @ 103.31(b) 25,656
15,000 Kinetik Holdings LP, 5.88%, 6/15/30, Callable
2/5/26 @ 102.94(b) 15,112
16,000 Kosmos Energy, Ltd., 7.13%, 4/4/26, Callable
1/13/26 @ 100(b) 15,840
15,000 Kosmos Energy, Ltd., 7.75%, 5/1/27, Callable
1/16/26 @ 100(b) 13,725
408,000 Mesquite Energy, Inc., 7.25%(d) 41
20,000 Moss Creek Resources Holdings, Inc., 8.25%,
9/1/31, Callable 9/1/27 @ 104.13(b) 19,150
200,000 MPLX LP, 4.95%, 9/1/32, Callable 6/1/32 @ 100 201,035
48,000 NFE Financing LLC, 12.00%, 11/15/29, Callable
11/15/26 @ 106(b)(d) 13,680
112,000 Occidental Petroleum Corp., 7.50%, 5/1/31 125,860
33,000 ONEOK, Inc., 4.25%, 9/24/27, Callable 8/24/27
@ 100 33,110
34,000 ONEOK, Inc., 4.40%, 10/15/29, Callable 9/15/29
@ 100 34,030
67,000 ONEOK, Inc., 4.75%, 10/15/31, Callable 8/15/31
@ 100 67,381
25,000 PBF Holding Co. LLC/PBF Finance Corp., 6.00%,
2/15/28, Callable 2/5/26 @ 100 24,687
10,000 PBF Holding Co. LLC/PBF Finance Corp., 7.88%,
9/15/30, Callable 9/15/26 @ 103.94(b) 9,613
30,000 Plains All American Pipeline LP, Series B, 8.22%
(TSFR3M), Callable 2/5/26 @ 100 30,179
15,000 Prairie Acquiror LP, 9.00%, 8/1/29, Callable 2/5/26
@ 104.5(b) 15,562

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 230,000 Sabine Pass Liquefaction LLC, 4.50%, 5/15/30,
Callable 11/15/29 @ 100 $ 231,045
10,000 Sunoco LP, 5.63%, 3/15/31, Callable 9/15/27 @
102.81(b) 10,025
20,000 Sunoco LP, 6.63%, 8/15/32, Callable 8/15/27 @
103.31(b) 20,550
10,000 Sunoco LP, 5.88%, 3/15/34, Callable 9/15/28 @
102.94(b) 9,988
20,000 Sunoco LP, 7.88% (H15T5Y), Callable 9/18/30 @
100(b) 20,905
5,000 Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27,
Callable 2/5/26 @ 100 5,000
45,000 Sunoco LP/Sunoco Finance Corp., 5.88%, 3/15/28,
Callable 2/5/26 @ 100.98 45,000
45,000 Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp., 6.00%, 12/31/30, Callable 2/5/26
@ 103(b) 45,225
45,000 Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp., 6.00%, 9/1/31, Callable 9/1/26 @
103(b) 44,494
15,000 Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp., 6.75%, 3/15/34, Callable 3/15/29
@ 103.38(b) 14,944
10,000 Talos Production, Inc., 9.38%, 2/1/31, Callable
2/1/27 @ 104.69(b) 10,375
29,000 Targa Resources Corp., 4.35%, 1/15/29, Callable
12/15/28 @ 100 29,003
43,000 Targa Resources Corp., 4.90%, 9/15/30, Callable
8/15/30 @ 100 43,769
105,000 Targa Resources Corp., 5.65%, 2/15/36, Callable
11/15/35 @ 100 107,654
11,000 USA Compression Partners, LP, 6.25%, 10/1/33,
Callable 10/1/28 @ 103.13(b) 11,110
15,000 Venture Global Plaquemines Lng LLC, 6.13%,
12/15/30, Callable 9/15/30 @ 100(b) 15,244
10,000 Venture Global Plaquemines Lng LLC, 6.50%,
6/15/34, Callable 12/15/33 @ 100(b) 10,212
15,000 Venture Global Plaquemines LNG LLC, 7.50%,
5/1/33, Callable 12/1/32 @ 100(b) 16,181
20,000 Venture Global Plaquemines LNG LLC, 6.50%,
1/15/34, Callable 7/15/33 @ 100(b) 20,475
41,000 Venture Global Plaquemines LNG LLC, 6.75%,
1/15/36, Callable 7/15/35 @ 100(b) 41,923
10,000 WBI Operating LLC, 6.25%, 10/15/30, Callable
10/15/27 @ 103.13(b) 10,062
15,000 WBI Operating LLC, 6.50%, 10/15/33, Callable
10/15/28 @ 103.25(b) 14,944
400,000 Western Midstream Operating LP, 4.50%, 3/1/28,
Callable 12/1/27 @ 100 401,319
220,000 Williams Cos., Inc. (The), 4.65%, 8/15/32, Callable
5/15/32 @ 100 220,068
3,303,918
Pharmaceuticals (0.1%):
19,000 Accendra Health, Inc., 6.63%, 4/1/30, Callable
2/5/26 @ 103.31^(b) 12,065
10,000 Bausch Health Americas, Inc., 8.50%, 1/31/27,
Callable 2/5/26 @ 100(b) 9,900
30,000 Organon & Co./Organon Foreign Debt Co-Issuer BV,
4.13%, 4/30/28, Callable 2/5/26 @ 101.03(b) 29,100
Principal Amount Value
Corporate Bonds, continued
Pharmaceuticals, continued
$ 19,000 Organon & Co./Organon Foreign Debt Co-Issuer BV,
5.13%, 4/30/31, Callable 4/30/26 @ 102.56(b) $ 15,627
20,000 Organon & Co./Organon Foreign Debt Co-Issuer BV,
7.88%, 5/15/34, Callable 5/15/29 @ 103.94(b) 16,000
10,000 Organon & Co./Organon Foreign Debt Co-Issuer BV,
6.75%, 5/15/34, Callable 5/15/29 @ 103.38(b) 8,900
91,592
Professional Services (0.2%):
28,000 Boeing Co. (The), 6.39%, 5/1/31, Callable 3/1/31
@ 100 30,446
20,000 CACI International, Inc., 6.38%, 6/15/33, Callable
6/15/28 @ 103.19(b) 20,650
12,000 Paychex, Inc., 5.60%, 4/15/35, Callable 1/15/35
@ 100 12,550
20,000 Science Applications International Corp., 5.88%,
11/1/33, Callable 11/1/28 @ 102.94(b) 20,275
10,000 TriNet Group, Inc., 7.13%, 8/15/31, Callable
8/15/26 @ 103.56(b) 10,287
29,000 Verisk Analytics, Inc., 4.50%, 8/15/30 29,290
65,000 Verisk Analytics, Inc., 5.13%, 2/15/36 65,650
189,148
Real Estate Management & Development (0.2%):
9,000 Anywhere Real Estate Group LLC/Anywhere Co.-
Issuer Corp., 7.00%, 4/15/30, Callable 1/21/26 @
102.63(b) 8,955
5,000 Anywhere Real Estate Group LLC/Realogy Co.-Issuer
Corp., 5.75%, 1/15/29, Callable 1/21/26 @ 100(b) 4,819
5,000 Anywhere Real Estate Group LLC/Realogy Co.-
Issuer Corp., 9.75%, 4/15/30, Callable 4/15/27 @
104.88(b) 5,394
150,000 CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31
@ 100 136,253
13,000 DBR Land Holdings LLC, 6.25%, 12/1/30, Callable
12/1/27 @ 103.13(b) 13,244
15,000 Forestar Group, Inc., 6.50%, 3/15/33, Callable
3/15/28 @ 103.25(b) 15,150
20,000 Howard Hughes Corp. (The), 4.38%, 2/1/31,
Callable 2/1/26 @ 102.19(b) 18,950
100,000 Pine Street Trust II, 5.57%, 2/15/49, Callable
8/15/48 @ 100(b) 93,442
10,000 RHP Hotel Properties LP/RHP Finance Corp., 6.50%,
6/15/33, Callable 6/15/28 @ 103.25(b) 10,362
306,569
Retail REITs (0.5%):
22,000 Kite Realty Group Trust, 4.75%, 9/15/30, Callable
6/15/30 @ 100 22,154
387,000 Tanger Properties LP, 3.13%, 9/1/26, Callable
6/1/26 @ 100 383,940
237,000 Tanger Properties LP, 2.75%, 9/1/31, Callable
6/1/31 @ 100 214,543
620,637
Semiconductors & Semiconductor Equipment (0.5%):
10,000 Amkor Technology, Inc., 5.88%, 10/1/33, Callable
10/1/28 @ 102.94(b) 10,212
597,000 Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32
@ 100 526,093

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Semiconductors & Semiconductor Equipment, continued
$ 55,000 Broadcom, Inc., 3.42%, 4/15/33, Callable 1/15/33
@ 100 $ 50,992
10,000 ON Semiconductor Corp., 3.88%, 9/1/28, Callable
2/5/26 @ 100(b) 9,750
19,000 Solstice Advanced Materials, Inc., 5.63%, 9/30/33,
Callable 9/30/28 @ 102.81(b) 19,119
9,787 Wolfspeed, Inc., 13.88%, 6/23/30, Callable 6/23/26
@ 109.88(b) 10,705
7,548 Wolfspeed, Inc., 7.00%, 6/15/31, Callable 9/29/27
@ 100 6,123
632,994
Software (0.3%):
45,000 Cloud Software Group, Inc., 9.00%, 9/30/29,
Callable 2/5/26 @ 104.5(b) 46,800
22,000 Fair Isaac Corp., 6.00%, 5/15/33, Callable 5/15/28
@ 103(b) 22,578
10,000 ION Platform Finance US, Inc./ION Platform Finance
SARL, 5.00%, 5/1/28, Callable 2/5/26 @ 101.25(b) 9,212
20,000 ION Platform Finance US, Inc./ION Platform Finance
SARL, 5.75%, 5/15/28, Callable 2/5/26 @ 101.44(b) 18,972
7,000 ION Platform Finance US, Inc./ION Platform Finance
SARL, 8.75%, 5/1/29, Callable 5/1/26 @ 104.38(b) 7,079
43,000 Oracle Corp., 4.45%, 9/26/30, Callable 8/26/30
@ 100 42,016
71,000 Oracle Corp., 4.80%, 9/26/32, Callable 7/26/32
@ 100 68,493
65,000 Oracle Corp., 5.20%, 9/26/35, Callable 6/26/35
@ 100 62,347
45,000 Oracle Corp., 3.60%, 4/1/40, Callable 10/1/39 @
100 33,373
40,000 Oracle Corp., 5.88%, 9/26/45, Callable 3/26/45
@ 100 36,116
50,000 Oracle Corp., 5.95%, 9/26/55, Callable 3/26/55
@ 100 44,286
52,000 Oracle Corp., 6.10%, 9/26/65, Callable 3/26/65
@ 100 45,948
8,000 UKG, Inc., 6.88%, 2/1/31, Callable 2/1/27 @
103.44(b) 8,200
445,420
Specialized REITs (0.5%):
98,000 COPT Defense Properties LP, 2.25%, 3/15/26,
Callable 2/15/26 @ 100 97,578
27,000 COPT Defense Properties LP, 2.00%, 1/15/29,
Callable 11/15/28 @ 100 25,217
85,000 COPT Defense Properties LP, 2.75%, 4/15/31,
Callable 1/15/31 @ 100 77,543
10,000 Millrose Properties, Inc., 6.38%, 8/1/30, Callable
8/1/27 @ 103.19(b) 10,200
10,000 Millrose Properties, Inc., 6.25%, 9/15/32, Callable
9/15/28 @ 103.13(b) 10,025
21,000 VICI Properties LP, 4.75%, 4/1/28, Callable 3/1/28
@ 100 21,212
390,000 VICI Properties LP, 4.95%, 2/15/30, Callable
12/15/29 @ 100 394,862
17,000 VICI Properties LP, 5.75%, 4/1/34, Callable 1/1/34
@ 100 17,488
654,125
Principal Amount Value
Corporate Bonds, continued
Specialty Retail (0.3%):
$ 10,000 American Axle & Manufacturing, Inc., 6.38%,
10/15/32, Callable 10/15/28 @ 103.19(b) $ 10,150
15,000 American Axle & Manufacturing, Inc., 7.75%,
10/15/33, Callable 10/15/28 @ 103.88(b) 15,244
30,000 At Home Group, Inc., 4.88%, 7/15/28, Callable
2/12/26 @ 100.81(d) 116
47,000 AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30
@ 100 47,389
200,000 AutoZone, Inc., 4.00%, 4/15/30, Callable 1/15/30
@ 100 197,449
41,000 Carvana Co., 5.88%, 10/1/28, Callable 1/16/26 @
101.47(b) 40,283
10,000 Carvana Co., 4.88%, 9/1/29, Callable 9/1/26 @
100(b) 9,300
35,000 Carvana Co., 10.25%, 5/1/30, Callable 5/1/27 @
105.13(b) 37,975
4,842 Grubhub Holdings, Inc., 13.00%, 7/31/30, Callable
3/31/27 @ 106.5^(b) 3,964
24,000 Staples, Inc., 10.75%, 9/1/29, Callable 9/1/26 @
105.38(b) 23,760
20,000 Staples, Inc., 12.75%, 1/15/30, Callable 6/15/27
@ 106.38(b) 16,600
24,000 Wayfair, Inc., 6.75%, 11/15/32, Callable 11/15/28
@ 103.38(b) 24,510
426,740
Technology Hardware, Storage & Peripherals (0.3%):
58,000 Dell International LLC/EMC Corp., 4.15%, 2/15/29,
Callable 1/15/29 @ 100 57,963
100,000 Dell International LLC/EMC Corp., 4.50%, 2/15/31,
Callable 1/15/31 @ 100 99,828
75,000 Dell International LLC/EMC Corp., 4.75%, 10/6/32,
Callable 8/6/32 @ 100 74,736
130,000 Dell International LLC/EMC Corp., 5.10%, 2/15/36,
Callable 11/15/35 @ 100 128,113
360,640
Trading Companies & Distributors (0.1%):
10,000 FTAI Aviation Investors LLC, 7.88%, 12/1/30,
Callable 12/1/26 @ 103.94(b) 10,600
10,000 FTAI Aviation Investors LLC, 7.00%, 6/15/32,
Callable 6/15/27 @ 103.5(b) 10,475
25,000 Herc Holdings, Inc., 7.00%, 6/15/30, Callable
6/15/27 @ 103.5(b) 26,219
10,000 Herc Holdings, Inc., 5.75%, 3/15/31, Callable
3/15/28 @ 102.88(b) 10,112
15,000 Herc Holdings, Inc., 7.25%, 6/15/33, Callable
6/15/28 @ 103.63(b) 15,844
10,000 Herc Holdings, Inc., 6.00%, 3/15/34, Callable
3/15/29 @ 103(b) 10,138
15,000 QXO Building Products, Inc., 6.75%, 4/30/32,
Callable 4/30/28 @ 103.38(b) 15,637
99,025
Transportation Infrastructure (0.0%
†
):
10,000 Rockies Express Pipeline LLC, 6.75%, 3/15/33,
Callable 3/15/28 @ 103.38(b) 10,525
Water Utilities (0.0%
†
):
25,000 Standard Building Solutions, Inc., 6.25%, 8/1/33,
Callable 8/1/28 @ 103.13(b) 25,438

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Wireless Telecommunication Services (0.0%
†
):
$ 42,000 DISH DBS Corp., 7.75%, 7/1/26 $ 41,370
6,000 DISH DBS Corp., 5.25%, 12/1/26, Callable 6/1/26
@ 100(b) 5,805
47,175
Total Corporate Bonds (Cost $30,603,666) 30,050,704
Yankee Debt Obligations (6.7%):
Aerospace & Defense (0.0%
†
):
30,000 Bombardier, Inc., 7.00%, 6/1/32, Callable 6/1/27
@ 103.5(b) 31,613
Automobile Components (0.0%
†
):
15,000 Forvia SE, 6.75%, 9/15/33, Callable 9/15/28 @
103.38(b) 15,319
Automobiles (0.0%
†
):
21,000 Aston Martin Capital Holdings, Ltd., 10.00%,
3/31/29, Callable 3/15/26 @ 105(b) 19,373
Banks (1.4%):
270,000 Barclays plc, 5.09% (US0003M), 6/20/30, Callable
6/20/29 @ 100 274,506
129,000 BNP Paribas SA, 5.79% (SOFR), 1/13/33, Callable
1/13/32 @ 100(b) 135,611
200,000 Commonwealth Bank of Australia, 3.61% (H15T5Y),
9/12/34, Callable 9/12/29 @ 100(b) 192,908
550,000 Intesa Sanpaolo SpA, 5.71%, 1/15/26(b) 550,004
286,000 NatWest Group plc, 3.07% (H15T1Y), 5/22/28,
Callable 5/22/27 @ 100 282,258
200,000 Societe Generale SA, 5.50% (H15T1Y), 4/13/29,
Callable 4/13/28 @ 100(b) 205,000
135,000 Westpac Banking Corp., 4.11% (H15T5Y), 7/24/34,
Callable 7/24/29 @ 100 132,262
1,772,549
Biotechnology (0.0%
†
):
14,000 GENMAB A/S/GENMAB FINANCE LLC, 6.25%,
12/15/32, Callable 12/15/28 @ 103.13(b) 14,350
13,000 GENMAB A/S/GENMAB FINANCE LLC, 7.25%,
12/15/33, Callable 12/15/28 @ 103.63(b) 13,650
28,000
Capital Markets (0.5%):
32,000 Global Aircraft Leasing Co., Ltd., 8.75%, 9/1/27,
Callable 3/1/26 @ 104.38(b) 32,960
32,000 Herens Holdco Sarl, 4.75%, 5/15/28, Callable 2/5/26
@ 101.88(b) 27,672
5,000 Macquarie Airfinance Holdings, Ltd., 6.40%,
3/26/29, Callable 2/26/29 @ 100(b) 5,236
200,000 NTT Finance Corp., 4.62%, 7/16/28(b) 202,284
314,000 UBS Group AG, 1.49% (H15T1Y), 8/10/27, Callable
8/10/26 @ 100(b) 308,804
576,956
Chemicals (0.0%
†
):
25,000 Methanex Corp., 5.25%, 12/15/29, Callable 9/15/29
@ 100 25,125
15,000 Methanex Corp., 5.65%, 12/1/44, Callable 6/1/44
@ 100 13,350
38,475
Principal Amount Value
Yankee Debt Obligations, continued
Commercial Services & Supplies (0.0%
†
):
$ 64,000 Ambipar Lux Sarl, 9.88%, 2/6/31, Callable 2/6/27
@ 104.94(b)(d) $ 14,080
15,000 GFL Environmental, Inc., 6.75%, 1/15/31, Callable
1/15/27 @ 103.38(b) 15,712
29,792
Diversified Telecommunication Services (0.1%):
8,000 Altice France Lux 3/Altice Holdings 1, 10.00%,
1/15/33, Callable 10/1/26 @ 101(b) 7,340
57,010 Altice France SA, 6.50%, 10/15/31, Callable 10/1/26
@ 101(b) 53,874
20,804 Altice France SA, 6.50%, 4/15/32, Callable 10/1/26
@ 101(b) 19,972
19,252 Altice France SA, 6.88%, 7/15/32, Callable 10/15/26
@ 100(b) 18,386
15,000 Axian Telecom Holding & Management plc, 7.25%,
7/11/30, Callable 7/11/27 @ 103.63(b) 15,113
20,000 IHS Holding, Ltd., 5.63%, 11/29/26, Callable 2/5/26
@ 100(b) 19,825
8,000 TELUS Corp., 7.00% (H15T5Y), 10/15/55, Callable
7/15/35 @ 100 8,320
10,000 TELUS Corp., 6.63% (H15T5Y), 10/15/55, Callable
7/15/30 @ 100 10,200
153,030
Electric Utilities (0.1%):
37,000 California Buyer, Ltd./Atlantica Sustainable
Infrastructure plc, 6.38%, 2/15/32, Callable
11/15/27 @ 103.19(b) 36,908
21,000 EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime
Energia SpA, 5.38%, 12/30/30, Callable 2/5/26 @
102.69(b) 19,530
56,438
Electrical Equipment (0.0%
†
):
19,000 Sensata Technologies BV, 4.00%, 4/15/29, Callable
2/5/26 @ 101(b) 18,492
Energy Equipment & Services (0.1%):
10,000 TGS ASA, 8.50%, 1/15/30, Callable 1/15/27 @
104.25(b) 10,400
33,750 Transocean International, Ltd., 8.75%, 2/15/30,
Callable 2/15/26 @ 104.38(b) 35,142
5,000 Transocean International, Ltd., 7.88%, 10/15/32,
Callable 10/15/28 @ 103.94(b) 5,200
50,742
Financial Services (0.9%):
20,000 1011778 BC ULC/New Red Finance, Inc., 5.63%,
9/15/29, Callable 9/15/26 @ 102.81(b) 20,300
15,000 1261229 BC, Ltd., 10.00%, 4/15/32, Callable
4/15/28 @ 105(b) 15,562
251,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 4.45%, 4/3/26, Callable 2/3/26 @ 100 250,998
209,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 2.45%, 10/29/26, Callable 9/29/26 @ 100 206,133
234,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 3.30%, 1/30/32, Callable 10/30/31 @ 100 215,480
14,000 Altice Financing SA, 9.63%, 7/15/27, Callable
2/5/26 @ 100(b) 10,780
42,000 Altice Financing SA, 5.75%, 8/15/29, Callable
2/5/26 @ 101.44(b) 29,243

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Yankee Debt Obligations, continued
Financial Services, continued
$ 14,000 Avolon Holdings Funding, Ltd., 6.38%, 5/4/28,
Callable 4/4/28 @ 100(b) $ 14,573
10,000 Avolon Holdings Funding, Ltd., 5.15%, 1/15/30,
Callable 12/15/29 @ 100(b) 10,169
49,000 Avolon Holdings Funding, Ltd., 5.38%, 5/30/30,
Callable 4/30/30 @ 100(b) 50,260
250,000 Avolon Holdings Funding, Ltd., 4.70%, 1/30/31,
Callable 12/30/30 @ 100(b) 248,404
15,000 GGAM Finance, Ltd., 6.88%, 4/15/29, Callable
4/15/26 @ 103.44(b) 15,525
50,000 GGAM Finance, Ltd., 5.88%, 3/15/30, Callable
9/15/26 @ 102.94(b) 50,687
31,000 Sable International Finance, Ltd., 7.13%, 10/15/32,
Callable 10/15/27 @ 103.56(b) 31,426
1,169,540
Food Products (0.4%):
550,000 JBS USA Holding Lux Sarl/JBS USA Food Co./JBS
Lux Co. Sarl, 3.00%, 5/15/32, Callable 2/15/32
@ 100 493,183
Hotels, Restaurants & Leisure (0.2%):
30,000 1011778 BC ULC/New Red Finance, Inc., 4.00%,
10/15/30, Callable 1/16/26 @ 102(b) 28,538
15,000 Carnival Corp., 5.75%, 3/15/30, Callable 12/15/29
@ 100(b) 15,431
20,000 Carnival Corp., 5.88%, 6/15/31, Callable 3/15/31
@ 100(b) 20,650
10,000 Carnival Corp., 5.75%, 8/1/32, Callable 5/1/32 @
100(b) 10,262
40,000 Carnival Corp., 6.13%, 2/15/33, Callable 2/15/28
@ 103.06(b) 41,300
15,000 NCL Corp., Ltd., 6.75%, 2/1/32, Callable 2/1/28 @
103.38(b) 15,337
15,000 NCL Corp., Ltd., 6.25%, 9/15/33, Callable 9/15/28
@ 103.13(b) 14,981
20,000 Royal Caribbean Cruises, Ltd., 5.63%, 9/30/31,
Callable 9/30/27 @ 102.81(b) 20,450
45,000 Royal Caribbean Cruises, Ltd., 6.00%, 2/1/33,
Callable 8/1/27 @ 103(b) 46,238
25,000 Viking Cruises, Ltd., 9.13%, 7/15/31, Callable
7/15/26 @ 104.56(b) 26,750
30,000 Viking Cruises, Ltd., 5.88%, 10/15/33, Callable
10/15/28 @ 102.94(b) 30,413
270,350
Independent Power and Renewable Electricity Producers
(0.0%
†
):
10,000 South Bow Canadian Infrastructure Holdings, Ltd.,
7.50% (H15T5Y), 3/1/55, Callable 12/1/34 @ 100 10,687
15,000 Transalta Corp., 5.88%, 2/1/34, Callable 2/1/29 @
102.94 15,113
25,800
Insurance (0.2%):
200,000 Swiss Re Finance Luxembourg SA, 5.00%
(H15T5Y), 4/2/49, Callable 4/2/29 @ 100(b) 201,628
IT Services (0.0%
†
):
20,000 Iliad Holding SAS, 7.00%, 4/15/32, Callable 12/1/27
@ 103.5(b) 20,471
Principal Amount Value
Yankee Debt Obligations, continued
IT Services, continued
$ 10,000 Seagate Data Storage Technology Pte, Ltd., 8.25%,
12/15/29, Callable 7/15/26 @ 104.13(b) $ 10,587
10,000 Seagate Data Storage Technology Pte, Ltd., 5.88%,
7/15/30, Callable 6/1/27 @ 102.94(b) 10,313
41,371
Media (0.0%
†
):
40,000 Virgin Media Finance plc, 5.00%, 7/15/30, Callable
2/5/26 @ 102.5(b) 35,326
Metals & Mining (0.2%):
10,000 Alcoa Nederland Holding BV, 7.13%, 3/15/31,
Callable 3/15/27 @ 103.56(b) 10,576
35,000 Alumina Pty, Ltd., 6.38%, 9/15/32, Callable 3/15/28
@ 103.19(b) 36,269
15,000 Capstone Copper Corp., 6.75%, 3/31/33, Callable
3/31/28 @ 103.38(b) 15,506
5,000 Champion Iron Canada, Inc., 7.88%, 7/15/32,
Callable 7/15/28 @ 103.94(b) 5,288
25,000 ERO Copper Corp., 6.50%, 2/15/30, Callable 2/5/26
@ 103.25(b) 25,031
25,000 First Quantum Minerals, Ltd., 8.00%, 3/1/33,
Callable 3/1/28 @ 104(b) 26,656
15,000 Mineral Resources, Ltd., 8.00%, 11/1/27, Callable
2/5/26 @ 102(b) 15,281
15,000 Mineral Resources, Ltd., 9.25%, 10/1/28, Callable
2/5/26 @ 104.63(b) 15,713
15,000 Mineral Resources, Ltd., 8.50%, 5/1/30, Callable
2/5/26 @ 104.25(b) 15,600
10,000 Mineral Resources, Ltd., 7.00%, 4/1/31, Callable
4/1/28 @ 103.5(b) 10,425
23,344 Samarco Mineracao SA, 9.50%, 6/30/31, Callable
1/21/26 @ 100(b) 23,723
13,000 Volcan Cia Minera Saa, 8.50%, 10/28/32, Callable
10/28/28 @ 104.25(b) 13,317
213,385
Oil, Gas & Consumable Fuels (1.2%):
15,000 Breakwater Energy Holdings Sarl, 9.25%, 11/15/30,
Callable 11/15/27 @ 104.63(b) 15,600
83,000 Canacol Energy, Ltd., 5.75%, 11/24/28, Callable
2/5/26 @ 101.44(b)(d) 23,240
23,000 Cenovus Energy, Inc., 4.65%, 3/20/31, Callable
2/20/31 @ 100 22,942
18,000 Cenovus Energy, Inc., 5.40%, 3/20/36, Callable
12/20/35 @ 100 17,938
48,000 Consolidated Energy Finance SA, 6.50%, 5/15/26,
Callable 1/16/26 @ 100(b) 46,320
20,000 Consolidated Energy Finance SA, 5.63%, 10/15/28,
Callable 1/16/26 @ 101.41(b) 12,600
15,000 Consolidated Energy Finance SA, 12.00%, 2/15/31,
Callable 2/15/27 @ 106^(b) 10,350
60,000 EG Global Finance plc, 12.00%, 11/30/28, Callable
5/30/26 @ 106(b) 65,074
20,000 Golar LNG, Ltd., 7.50%, 10/2/30, Callable 10/2/27
@ 103.75(b) 19,275
120,000 Petroleos Mexicanos, 5.95%, 1/28/31, Callable
10/28/30 @ 100 115,800
665,000 Petroleos Mexicanos, 6.70%, 2/16/32, Callable
11/16/31 @ 100 662,506
662,000 Petroleos Mexicanos, 6.75%, 9/21/47 544,495

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Yankee Debt Obligations, continued
Oil, Gas & Consumable Fuels, continued
$ 7,231 Transocean Aquila, Ltd., 8.00%, 9/30/28, Callable
1/16/26 @ 104(b) $ 7,402
34,000 Tullow Oil plc, 10.25%, 5/15/26, Callable 2/5/26
@ 100(b) 24,650
1,588,192
Paper & Forest Products (0.0%
†
):
10,000 Ahlstrom Holding 3 Oy, 4.88%, 2/4/28, Callable
2/5/26 @ 100(b) 9,849
Pharmaceuticals (0.4%):
5,000 Bausch Health Cos, Inc., 5.25%, 1/30/30, Callable
1/21/26 @ 102.63(b) 3,500
15,000 Bausch Health Cos., Inc., 4.88%, 6/1/28, Callable
2/5/26 @ 101.22(b) 13,387
37,000 Bausch Health Cos., Inc., 11.00%, 9/30/28(b) 38,295
6,000 Teva Pharmaceutical Finance III BV, 3.15%, 10/1/26 5,917
200,000 Teva Pharmaceutical Finance III BV, 6.00%,
12/1/32, Callable 9/1/32 @ 100 209,500
210,000 Teva Pharmaceutical Finance IV BV, 5.75%,
12/1/30, Callable 9/1/30 @ 100 217,088
487,687
Software (0.1%):
45,000 Open Text Corp., 3.88%, 2/15/28, Callable 2/5/26
@ 100(b) 43,931
Sovereign Bond (0.5%):
200,000 Colombia Government International Bond, 7.38%,
4/25/30, Callable 3/25/30 @ 100 211,766
250,000 Dominican Republic International Bond, 6.00%,
7/19/28(b) 256,562
230,000 Saudi Government International Bond, 3.25%,
10/22/30(b) 219,095
687,423
Technology Hardware, Storage & Peripherals (0.1%):
35,000 NXP BV/NXP Funding LLC/NXP USA, Inc., 4.85%,
8/19/32, Callable 6/19/32 @ 100 35,127
102,000 NXP BV/NXP Funding LLC/NXP USA, Inc., 5.25%,
8/19/35, Callable 5/19/35 @ 100 103,547
138,674
Telecommunications (0.0%
†
):
25,000 C&W Senior Finance, Ltd., 9.00%, 1/15/33, Callable
1/15/28 @ 104.5(b) 25,813
Textiles, Apparel & Luxury Goods (0.0%
†
):
10,000 Gildan Activewear, Inc., 4.70%, 10/7/30, Callable
9/7/30 @ 100(b) 9,956
Trading Companies & Distributors (0.0%
†
):
15,000 Aircastle, Ltd., 5.25% (H15T5Y), Callable 6/15/26
@ 100(b) 14,964
Wireless Telecommunication Services (0.3%):
50,000 Liquid Telecommunications Financing plc, 5.50%,
9/4/26, Callable 2/5/26 @ 100(b) 45,250
315,000 Millicom International Cellular SA, 6.25%, 3/25/29,
Callable 1/16/26 @ 102.08(b) 316,181
30,000 Millicom International Cellular SA, 4.50%, 4/27/31,
Callable 4/27/26 @ 102.25(b) 27,863
389,294
Total Yankee Debt Obligations (Cost $8,762,894) 8,637,145
Principal Amount Value
U.S. Government Agency Mortgages (16.9%):
Federal National Mortgage Association (6.6%):
$ 40,554 2.50%, 6/1/29, Pool #MA3734 $ 39,435
26,527 2.50%, 9/1/31, Pool #AS8012 25,763
89,003 2.50%, 12/1/32, Pool #CA3748 86,768
1,172 4.50%, 7/1/33, Pool #729327 1,187
572 4.50%, 7/1/33, Pool #720240 578
1,368 4.50%, 8/1/33, Pool #729713 1,374
1,323 4.50%, 8/1/33, Pool #727160 1,341
680 4.50%, 8/1/33, Pool #727029 689
5,595 4.50%, 8/1/33, Pool #726956 5,673
2,705 4.50%, 8/1/33, Pool #723124 2,742
6,135 4.50%, 8/1/33, Pool #726928 6,220
8,344 4.50%, 8/1/33, Pool #729380 8,457
2,833 4.50%, 9/1/33, Pool #734922 2,872
8,484 4.50%, 9/1/33, Pool #727147 8,600
12,870 4.50%, 12/1/33, Pool #AL5321 13,047
9,836 6.00%, 10/1/34, Pool #AL2130 10,219
20,908 4.50%, 9/1/35, Pool #AB8198 21,194
192,605 6.00%, 5/1/36, Pool #745512 202,247
101,736 6.00%, 1/1/37, Pool #932030 107,987
18,357 6.00%, 3/1/37, Pool #889506 19,372
26,869 6.00%, 1/1/38, Pool #889371 28,478
10,050 6.00%, 3/1/38, Pool #889219 10,581
4,310 6.00%, 7/1/38, Pool #889733 4,538
24,126 4.50%, 3/1/39, Pool #AB0051 24,459
118,297 4.50%, 4/1/39, Pool #AB0043 119,944
112,540 2.50%, 8/1/39, Pool #MA3761 103,607
12,703 4.50%, 11/1/39, Pool #AC5442 12,820
37,611 6.00%, 5/1/40, Pool #AL2129 39,527
97,118 2.00%, 11/1/40, Pool #MA4176 85,897
14,306 2.00%, 12/1/40, Pool #MA4204 12,653
19,005 4.50%, 2/1/41, Pool #AH5580 19,209
15,295 2.00%, 2/1/41, Pool #MA4268 13,303
15,664 2.00%, 3/1/41, Pool #MA4287 13,624
45,439 2.00%, 4/1/41, Pool #CB0116 40,100
16,801 2.00%, 6/1/41, Pool #MA4364 14,613
32,718 2.00%, 6/1/41, Pool #FM7891 28,873
128,340 2.00%, 10/1/41, Pool #MA4446 111,630
362,777 1.50%, 11/1/41, Pool #MA4473 305,982
2,622 6.00%, 1/1/42, Pool #AL2128 2,659
658,602 2.00%, 5/1/42, Pool #FS4603 575,508
104,990 2.50%, 2/1/43, Pool #AB8465 94,084
112,996 4.50%, 3/1/44, Pool #AL5082 113,332
33,274 3.00%, 5/1/45, Pool #AS4972 30,522
22,109 5.00%, 6/1/45, Pool #AZ3448 22,719
71,964 3.00%, 8/1/45, Pool #AS5634 66,011
24,907 3.00%, 8/1/45, Pool #AZ8288 22,847
9,164 3.00%, 8/1/45, Pool #AZ3728 8,406
25,588 4.50%, 2/1/46, Pool #BM5199 25,749
22,006 4.50%, 8/1/46, Pool #AL9111 22,070
292,406 4.50%, 2/1/47, Pool #AL9846 293,883
21,175 3.00%, 5/1/49, Pool #MA3670 19,036
81,345 3.50%, 1/1/50, Pool #FS3728 78,292
159,414 1.50%, 12/1/50, Pool #CA8005 123,600
199,193 2.50%, 4/1/51, Pool #FM6540 173,427
405,791 3.00%, 6/1/51, Pool #CB0850 363,821
119,986 3.00%, 6/1/51, Pool #FS4922 108,170
386,937 1.50%, 6/1/51, Pool #MA4354 299,503
8,753 2.00%, 7/1/51, Pool #BT1461 7,226
67,155 3.00%, 8/1/51, Pool #FM9973 60,312

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 192,737 2.00%, 10/1/51, Pool #CB1799 $ 158,587
154,387 3.00%, 11/1/51, Pool #CB2164 138,902
268,605 2.00%, 11/1/51, Pool #FM9568 222,025
112,808 3.00%, 11/1/51, Pool #FM9632 101,489
169,991 2.00%, 11/1/51, Pool #FM9539 140,341
582,312 2.50%, 11/1/51, Pool #FM9501 502,734
144,886 2.50%, 12/1/51, Pool #CB2320 125,095
74,596 2.00%, 12/1/51, Pool #CB2348 61,581
112,932 2.00%, 12/1/51, Pool #CB2350 93,132
103,078 2.50%, 12/1/51, Pool #CB2376 88,728
48,921 3.00%, 12/1/51, Pool #CB2420 44,015
695,440 2.00%, 1/1/52, Pool #FS0286 574,107
506,873 2.00%, 2/1/52, Pool #CB2842 413,130
111,622 5.50%, 10/1/52, Pool #CB4843 113,505
40,062 5.00%, 11/1/52, Pool #FS3295 40,341
73,273 5.00%, 11/1/52, Pool #FS3248 74,291
151,677 5.00%, 11/1/52, Pool #CB5128 153,720
36,082 5.50%, 6/1/53, Pool #CB6642 37,111
77,965 5.50%, 6/1/53, Pool #CB6527 80,042
73,410 6.00%, 6/1/53, Pool #CB6538 76,393
94,676 6.00%, 7/1/53, Pool #FS5067 98,522
236,986 5.50%, 7/1/53, Pool #CB6673 243,299
123,616 5.50%, 8/1/53, Pool #CB6911 127,140
112,329 6.50%, 9/1/53, Pool #CB7134 118,362
140,006 5.50%, 8/1/54, Pool #DB4448 142,695
283,357 6.00%, 5/1/55, Pool #CC0404 294,547
71,219 6.50%, 8/1/55, Pool #CC0888 75,768
100,000 6.50%, 1/25/56, TBA 103,926
75,000 3.50%, 2/25/56, TBA 69,205
8,579,513
Federal Home Loan Mortgage Corporation (6.0%):
17,815 2.50%, 7/1/31, Pool #V61246 17,318
29,641 2.50%, 8/1/31, Pool #V61273 29,012
113,958 3.50%, 3/1/32, Pool #C91403 114,146
371,680 3.50%, 7/1/32, Pool #C91467 372,295
37,192 3.00%, 4/1/33, Pool #G18684 36,364
149,671 3.50%, 10/1/34, Pool #C91793 147,366
319,334 4.00%, 5/1/37, Pool #C91938 315,462
15,448 3.50%, 4/1/40, Pool #V81744 14,583
29,488 3.50%, 5/1/40, Pool #V81750 27,837
26,138 3.50%, 6/1/40, Pool #V81792 24,675
16,894 3.50%, 8/1/40, Pool #V81886 15,948
13,544 3.50%, 9/1/40, Pool #V81958 12,785
17,619 4.50%, 1/1/41, Pool #A96051 17,784
19,645 4.50%, 3/1/41, Pool #A97673 19,815
106,365 2.00%, 3/1/41, Pool #SC0136 93,872
29,755 4.50%, 4/1/41, Pool #A97942 30,013
98,520 5.00%, 6/1/41, Pool #G06596 102,783
16,727 2.00%, 7/1/41, Pool #RB5118 14,548
17,391 2.00%, 10/1/41, Pool #RB5131 15,127
366,793 4.50%, 1/1/42, Pool #G60517 361,046
53,633 3.00%, 12/1/42, Pool #C04320 49,567
14,320 4.00%, 5/1/43, Pool #Q18481 13,919
20,240 4.00%, 7/1/43, Pool #Q19597 19,673
17,847 4.00%, 10/1/43, Pool #Q22499 17,347
64,098 3.50%, 1/1/44, Pool #G60271 61,316
127,287 3.50%, 1/1/44, Pool #G07922 121,250
17,114 4.00%, 1/1/44, Pool #V80950 16,570
82,115 4.00%, 1/1/45, Pool #Q30720 80,077
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 61,481 4.00%, 2/1/45, Pool #G07949 $ 58,933
20,971 3.50%, 3/1/45, Pool #Q31974 20,131
13,407 3.50%, 3/1/45, Pool #Q32328 12,870
27,831 3.50%, 3/1/45, Pool #Q32008 26,716
81,664 3.50%, 5/1/45, Pool #Q33547 77,414
10,171 3.00%, 5/1/45, Pool #Q33468 9,441
16,179 3.50%, 6/1/45, Pool #Q33791 15,337
99,475 3.50%, 6/1/45, Pool #Q34164 94,298
91,439 3.00%, 6/1/45, Pool #Q34156 82,540
21,394 3.00%, 7/1/45, Pool #Q34759 19,751
7,942 3.00%, 7/1/45, Pool #Q34979 7,366
42,737 4.00%, 8/1/45, Pool #Q35845 41,701
6,922 4.00%, 9/1/45, Pool #Q37853 6,773
118,339 3.50%, 11/1/45, Pool #Q37467 113,600
2,781 4.00%, 11/1/45, Pool #Q38812 2,701
10,584 4.00%, 2/1/46, Pool #Q38783 10,226
1,361 4.00%, 2/1/46, Pool #Q38879 1,337
5,553 4.00%, 2/1/46, Pool #Q38782 5,433
20,209 4.00%, 4/1/46, Pool #V82292 19,879
5,436 4.00%, 4/1/46, Pool #Q39975 5,319
43,980 3.50%, 5/1/46, Pool #G60603 41,893
132,003 3.50%, 5/1/46, Pool #G60553 125,651
39,075 3.50%, 5/1/46, Pool #Q40647 37,160
123,488 3.50%, 9/1/46, Pool #Q43257 117,631
6,965 4.00%, 9/1/47, Pool #Q50433 6,826
13,495 4.00%, 10/1/47, Pool #Q51189 13,225
8,201 4.00%, 2/1/48, Pool #Q54192 7,917
90,902 4.00%, 5/1/48, Pool #Q55992 87,749
273,942 4.00%, 6/1/48, Pool #G67713 264,242
35,559 4.00%, 7/1/48, Pool #Q59935 35,023
223,984 2.50%, 8/1/50, Pool #SD0430 191,707
267,798 2.50%, 10/1/50, Pool #SD7525 233,385
395,295 2.50%, 11/1/50, Pool #SD7530 341,903
31,071 2.50%, 2/1/51, Pool #SD7535 26,942
20,558 2.50%, 3/1/51, Pool #RA4749 17,604
301,644 1.50%, 4/1/51, Pool #QC0798 233,501
104,754 2.00%, 5/1/51, Pool #SD7541 86,588
527,715 3.00%, 5/1/51, Pool #QC1881 470,864
11,036 2.00%, 7/1/51, Pool #QC4163 9,110
254,137 2.00%, 10/1/51, Pool #RA6076 209,575
149,124 2.00%, 11/1/51, Pool #RA6302 122,390
374,839 2.00%, 11/1/51, Pool #RA6241 309,118
871,205 2.50%, 12/1/51, Pool #RA6435 749,899
153,784 2.00%, 12/1/51, Pool #RA6510 126,954
231,787 2.00%, 2/1/52, Pool #RA6823 190,434
70,918 5.50%, 9/1/52, Pool #SD1579 72,726
80,204 5.00%, 11/1/52, Pool #SD1862 81,285
60,562 6.00%, 12/1/52, Pool #RA8306 63,549
82,777 6.00%, 4/1/54, Pool #SD7569 85,963
131,640 6.00%, 5/1/54, Pool #SD7570 136,539
29,285 6.50%, 6/1/54, Pool #SD5521 31,083
35,254 6.50%, 9/1/54, Pool #SD6620 37,365
86,064 6.00%, 9/1/54, Pool #SD6419 90,190
111,513 6.00%, 11/1/54, Pool #RJ2748 116,241
21,948 6.50%, 3/1/55, Pool #RJ3700 23,424
36,168 6.50%, 3/1/55, Pool #RJ3704 38,206
31,780 6.50%, 3/1/55, Pool #RJ3703 33,665
146,883 6.00%, 8/1/55, Pool #RJ4642 153,229
7,815,020

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association (4.3%):
$ 1,957 5.00%, 6/15/34, Pool #629493 $ 1,996
1,298 5.00%, 3/15/38, Pool #676766 1,319
1,109 5.00%, 4/15/38, Pool #672672 1,127
4,210 5.00%, 8/15/38, Pool #687818 4,279
32,294 5.00%, 1/15/39, Pool #705997 32,938
434 5.00%, 3/15/39, Pool #697946 443
62,651 5.00%, 3/15/39, Pool #646746 63,904
67,676 4.00%, 10/15/40, Pool #783143 66,479
18,343 4.00%, 10/20/40, Pool #4833 17,807
55,635 4.00%, 1/20/41, Pool #4922 54,010
152,267 4.50%, 3/20/41, Pool #4978 152,529
53,723 4.50%, 5/20/41, Pool #5055 53,815
110,961 4.00%, 5/20/41, Pool #5054 109,030
54,469 4.50%, 6/15/41, Pool #366975 54,118
35,926 4.50%, 6/20/41, Pool #5082 35,988
144,020 3.50%, 12/20/41, Pool #5258 135,931
253,417 4.00%, 1/20/42, Pool #5280 249,007
91,036 3.00%, 12/20/42, Pool #MA0624 84,808
144,179 3.00%, 12/20/42, Pool #AA5872 134,637
15,850 3.00%, 1/20/43, Pool #MA0698 14,746
199,087 3.50%, 2/20/43, Pool #MA0783 186,774
93,767 3.00%, 3/20/43, Pool #AA6146 86,089
38,564 3.00%, 3/20/43, Pool #AD8812 35,264
26,030 3.50%, 3/20/43, Pool #AD8884 23,984
27,976 3.50%, 4/20/43, Pool #AD9075 25,777
10,923 3.50%, 4/20/43, Pool #AB9891 10,065
2,291 4.00%, 7/20/44, Pool #MA2074 2,235
97,490 4.00%, 4/15/46, Pool #784232 94,892
14,706 3.50%, 7/20/46, Pool #784391 13,570
8,354 3.00%, 10/20/46, Pool #MA4003 7,647
436,723 3.00%, 12/20/46, Pool #MA4126 399,760
46,501 4.00%, 1/15/47, Pool #AX5831 44,808
44,843 4.00%, 1/15/47, Pool #AX5857 43,199
137,678 3.00%, 1/20/47, Pool #MA4195 126,026
83,596 3.00%, 2/20/47, Pool #MA4261 76,112
123,162 4.00%, 4/20/47, Pool #784303 116,686
136,339 4.00%, 4/20/47, Pool #784304 129,185
37,208 4.00%, 4/20/48, Pool #BG3507 35,922
42,246 4.00%, 4/20/48, Pool #BG7744 40,785
47,048 2.00%, 9/20/50, Pool #MA6864 38,981
86,454 2.00%, 10/20/50, Pool #MA6930 71,630
239,112 2.00%, 11/20/50, Pool #MA6994 198,043
985,027 2.50%, 7/20/51, Pool #MA7472 850,874
566,158 2.50%, 10/20/51, Pool #MA7649 489,057
49,645 2.00%, 3/20/52, Pool #MA7935 41,117
198,125 2.00%, 5/20/52, Pool #MA8041 164,091
41,507 4.00%, 10/20/52, Pool #MA8346 39,555
Principal Amount Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 591,989 4.50%, 4/20/53, Pool #MA8799 $ 577,691
86,619 5.50%, 2/20/55, Pool #MB0205 87,505
24,570 5.50%, 5/20/55, Pool #MB0366 24,824
73,955 5.50%, 6/20/55, Pool #MB0424 74,734
25,000 5.50%, 1/20/56, TBA 25,241
125,000 5.50%, 2/20/56, TBA 126,089
5,577,123
Total U.S. Government Agency Mortgages (Cost $23,650,922) 21,971,656
U.S. Treasury Obligations (31.7%):
U.S. Treasury Bonds (12.9%):
2,112,000 4.88%, 8/15/45 2,136,750
946,000 4.00%, 11/15/52 822,466
3,690,000 3.63%, 2/15/53 2,994,665
8,364,000 4.13%, 8/15/53(e) 7,422,723
810,000 4.25%, 8/15/54 734,379
480,000 4.63%, 2/15/55 463,669
1,601,000 4.75%, 5/15/55 1,577,735
628,000 4.75%, 8/15/55 619,169
16,771,556
U.S. Treasury Notes (18.8%):
1,915,100 4.13%, 5/31/32 1,941,882
8,100,000 3.50%, 2/15/33 7,877,566
3,200,000 3.38%, 5/15/33 3,079,250
348,000 4.00%, 2/15/34 347,320
4,500,000 3.88%, 8/15/34 4,435,313
2,170,000 4.25%, 11/15/34 2,195,684
2,140,000 4.25%, 5/15/35 2,160,648
2,395,700 4.25%, 8/15/35 2,416,007
24,453,670
Total U.S. Treasury Obligations (Cost $42,623,019) 41,225,226
Shares
Unaffiliated Investment Companies (3.5%):
Money Market Funds (3.5%):
640,964 BlackRock Liquidity FedFund, Institutional Class,
4.14%(f)(g) 640,964
3,904,361 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 3.64%(g) 3,904,361
Total Unaffiliated Investment Companies (Cost $4,545,325) 4,545,325
Total Investment Securities
(Cost $132,728,894 ) — 100.0% ( h ) 129,913,771
Net other assets (liabilities) — 0.0%
†
(33,691)
Net Assets — 100.0% $ 129,880,080
CVR—Contingency Valued Rights
H15T1Y—1 Year Treasury Constant Maturity Rate
H15T5Y—5 Year Treasury Constant Maturity Rate
LIBOR—London Interbank Offered Rate
PIK—Payment-in Kind
REIT—Real Estate Investment Trust

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2025 .
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of December 31, 2025 :
SOFR—Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TBA—To Be Announced Security
US0003M—3 Month US Dollar LIBOR
* Non-income producing security.
† Represents less than 0.05%.
^ This security or a partial position of this security was on loan as of December 31, 2025. The total value of securities on loan as of December 31, 2025 was $617,407.
+ This security, in part or entirely, represents an unfunded loan commitment.
(a) Security was valued using significant unobservable inputs as of December 31, 2025.
(b) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at December
31, 2025.
(d) Defaulted bond.
(e) All or a portion of this security has been pledged as collateral for open derivative positions.
(f) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2025.
(g) The rate represents the effective yield at December 31, 2025.
(h) See Federal Tax Information listed in the Notes to the Financial Statements.
Amounts shown as “—“ are either $0 or round to less than $1.
Futures Contracts
At December 31, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
U.S. Treasury 10-Year Note March Futures (U.S. Dollar) 3/20/26 10 $ 1,124,375 $ (3,859)
U.S. Treasury 5-Year Note March Futures (U.S. Dollar) 3/31/26 113 12,351,430 (18,720)
$ (22,579)
Securities Sold Short (-0.7%):
At December 31, 2025, the Fund's securities sold short were as follows:
Security Description
Coupon
Rate Maturity Date Par Amount
Proceeds
Received Value
U.S. Government Agency Mortgages
Federal National Mortgage Association
Federal National Mortgage Association, TBA 2.50% 1/25/56 $ (300,000) $ (253,606) $ (253,535)
Federal National Mortgage Association, TBA 6.00% 1/25/56 (200,000) (204,766) (205,297)
Federal National Mortgage Association, TBA 3.00% 2/25/56 (425,000) (375,693) (375,975)
$ (834,065) $ (834,807)
Country Percentage
Australia 0.3%
Bermuda 0.1%
Brazil —%
†
Canada 0.3%
Cayman Islands 7.1%
Colombia 0.2%
Denmark —%
†
Dominican Republic 0.2%
Finland —%
†
France 0.3%
Ireland 0.7%

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Country Percentage
Italy 0.4%
Japan 0.2%
Jersey 0.9%
Liberia 0.1%
Luxembourg 1.0%
Mexico 1.0%
Netherlands 0.4%
Norway —%
†
Panama 0.1%
Peru —%
†
Saudi Arabia 0.2%
Singapore —%
†
Spain —%
†
Switzerland 0.2%
United Arab Emirates —%
†
United Kingdom 0.6%
United States 85.7%
100.0%
† Represents less than 0.05%.

AZL Fidelity Institutional Asset Management Total Bond Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2025
Statement of Operations
For the Year Ended December 31, 2025
Assets:
Investment securities, at cost $ 132,728,894
aaa
aaa
Investment securities, at value(a) $ 129,913,771
Interest and dividends receivable 1,321,341
Receivable for investments sold 14,383
Receivable for TBA investments sold 1,851,786
Prepaid expenses 608
Total Assets 133,101,889
Liabilities:
Cash overdraft 371
Payable for investments purchased 108,629
Payable for TBA investments purchased 1,343,119
Payable for capital shares redeemed 157,226
Payable for collateral received on loaned securities 640,964
Securities sold short (Proceeds received $834,065) 834,807
Payable for variation margin on futures contracts 15,273
Management fees payable 54,348
Administration fees payable 30,748
Distribution fees payable 24,838
Custodian fees payable 2,183
Administrative and compliance services fees payable 249
Transfer agent fees payable 2,209
Trustee fees payable 772
Other accrued liabilities 6,073
Total Liabilities 3,221,809
Commitments and contingent liabilities^
Net Assets
$ 129,880,080
Net Assets Consist of:
Paid-in capital $ 178,128,449
Total distributable earnings (48,248,369)
Net Assets
$ 129,880,080
Class 1
Net Assets $ 13,413,778
Shares of beneficial interest (unlimited number of shares authorized, no par value) 1,629,488
Net Asset Value (offering and redemption price per share) $ 8.23
Class 2
Net Assets $ 116,466,302
Shares of beneficial interest (unlimited number of shares authorized, no par value) 13,482,508
Net Asset Value (offering and redemption price per share) $ 8.64
(a) Includes securities on loan of $617,407.
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Interest $ 6,422,280
Dividends 109,135
Income from securities lending 10,809
Total Investment Income 6,542,224
Expenses:
Management fees 672,208
Administration fees 171,217
Distribution fees - Class 2 301,167
Custodian fees 13,827
Administrative and compliance services fees 3,093
Transfer agent fees 15,594
Trustee fees 6,829
Professional fees 7,877
Shareholder reports 5,245
Other expenses 5,680
Total expenses before reductions 1,202,737
Less Management fees contractually waived (13,444)
Net expenses 1,189,293
Net Investment Income/(Loss)
5,352,931
Net realized and Change in net unrealized gains/(losses) on
investments:
Net realized gains/(losses) on securities (3,632,090)
Net realized gains/(losses) on futures contracts 150,830
Net realized gains/(losses) on securities sold short (6,677)
Change in net unrealized appreciation/(depreciation) on securities 8,078,698
Change in net unrealized appreciation/(depreciation) on futures contracts (22,579)
Change in net unrealized appreciation/(depreciation) on securities sold short (742)
Net realized and Change in net unrealized gains/(losses) on
investments
4,567,440
Change in Net Assets Resulting From Operations
$ 9,920,371

AZL Fidelity Institutional Asset Management Total Bond Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2025
For the
Year Ended
December 31, 2024
Change In Net Assets:
Operations:
Net investment income/(loss) $ 5,352,931 $ 5,723,026
Net realized gains/(losses) on investments (3,487,937) (4,583,139)
Change in unrealized appreciation/( depreciation) on investments 8,055,377 1,505,355
Change in net assets resulting from operations 9,920,371 2,645,242
Distributions to Shareholders:
Class 1 (651,533) (946,814)
Class 2 (5,071,467) (6,851,238)
Change in net assets resulting from distributions to shareholders (5,723,000) (7,798,052)
Capital Transactions:
Class 1
Proceeds from shares issued 489,308 425,065
Proceeds from dividends reinvested 651,533 946,814
Value of shares redeemed (3,787,689) (1,746,297)
Total Class 1 Shares (2,646,848) (374,418)
Class 2
Proceeds from shares issued 4,683,300 4,931,020
Proceeds from dividends reinvested 5,071,467 6,851,238
Value of shares redeemed (22,485,419) (28,007,586)
Total Class 2 Shares (12,730,652) (16,225,328)
Change in net assets resulting from capital transactions (15,377,500) (16,599,746)
Change in net assets (11,180,129) (21,752,556)
Net Assets:
Beginning of period 141,060,209 162,812,765
End of period $ 129,880,080 $ 141,060,209
Share Transactions:
Class 1
Shares issued 58,866 50,610
Dividends reinvested 79,747 114,765
Shares redeemed (464,109) (212,141)
Total Class 1 Shares (325,496) (46,766)
Class 2
Shares issued 539,608 571,143
Dividends reinvested 591,080 792,967
Shares redeemed (2,612,457) (3,244,942)
Total Class 2 Shares (1,481,769) (1,880,832)
Change in shares (1,807,265) (1,927,598)

AZL Fidelity Institutional Asset Management Total Bond Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Class 1
Net Asset Value, Beginning of Period
$ 8.01  $ 8.32  $ 8.39  $ 10.27  $ 10.73
Investment Activities:
Net Investment Income/(Loss)(a) 0.35  0.33  0.36  0.27  0.23
Net Realized and Unrealized Gains/(Losses) on Investments 0.27  (0.14) 0.17  (1.64) (0.17)
Total from Investment Activities 0.62  0.19  0.53  (1.37) 0.06
Distributions to Shareholders From:
Net Investment Income (0.40) (0.50) (0.60) (0.27) (0.31)
Net Realized Gains —  —  —  (0.24) (0.21)
Total Dividends (0.40) (0.50) (0.60) (0.51) (0.52)
Net Asset Value, End of Period
$ 8.23  $ 8.01  $ 8.32  $ 8.39  $ 10.27
Total Return
(b) 7.81% 2.07% 6.92% (13.20)% 0.59%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 13,414  $ 15,653  $ 16,651  $ 16,553  $ 21,203
Net Investment Income/(Loss) 4.21% 4.02% 4.26% 2.89% 2.21%
Expenses Before Reductions(c) 0.67% 0.65% 0.61% 0.56% 0.57%
Expenses Net of Reductions 0.66% 0.64% 0.60% 0.56% 0.57%
Portfolio Turnover Rate(d) 37% 26% 83% 24% 76%
Class 2
Net Asset Value, Beginning of Period
$ 8.38  $ 8.68  $ 8.69  $ 10.60  $ 11.06
Investment Activities:
Net Investment Income/(Loss)(a) 0.34  0.33  0.34  0.25  0.21
Net Realized and Unrealized Gains/(Losses) on Investments 0.30  (0.16) 0.19  (1.68) (0.18)
Total from Investment Activities 0.64  0.17  0.53  (1.43) 0.03
Distributions to Shareholders From:
Net Investment Income (0.38) (0.47) (0.54) (0.24) (0.28)
Net Realized Gains —  —  —  (0.24) (0.21)
Total Dividends (0.38) (0.47) (0.54) (0.48) (0.49)
Net Asset Value, End of Period
$ 8.64  $ 8.38  $ 8.68  $ 8.69  $ 10.60
Total Return
(b) 7.64% 1.75% 6.68% (13.37)% 0.31%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 116,466  $ 125,408  $ 146,162  $ 319,231  $ 425,299
Net Investment Income/(Loss) 3.96% 3.77% 3.93% 2.64% 1.96%
Expenses Before Reductions(c) 0.92% 0.90% 0.85% 0.81% 0.82%
Expenses Net of Reductions 0.91% 0.89% 0.84% 0.81% 0.82%
Portfolio Turnover Rate(d) 37% 26% 83% 24% 76%
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.
(d) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

AZL Fidelity Institutional Asset Management Total Bond Fund
Notes to the Financial Statements
December 31, 2025

1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Fidelity
Institutional Asset Management Total Bond Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Securities Purchased on a When-Issued Basis
The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. The Fund will not pay for such securities or start earning interest on them until they are received. When the Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. The Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.
Short Sales
The Fund may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When the Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating

AZL Fidelity Institutional Asset Management Total Bond Fund
Notes to the Financial Statements
December 31, 2025

loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance
Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment
Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Class Allocation
The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.
Bank Loans
The Fund may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium as shown in the Schedule of
Portfolio Investments. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Schedule of Portfolio Investments. All or a portion of any bank loans may be unfunded. The Fund reflects both the funded portion of a bank loan, as well as its unfunded commitment in the Schedule of Portfolio Investments.
The portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the portfolio must have funds sufficient to cover its contractual obligation.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at December 31, 2025 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent
9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $1,065 during the year ended December 31, 2025. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $640,964 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of December 31, 2025. At December 31, 2025, there were no master netting provisions in the securities lending agreement.
TBA Purchase and Sale Commitments
The Fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted
“good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.
To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of December 31, 2025, no collateral had been posted by the Fund to counterparties for TBAs.

AZL Fidelity Institutional Asset Management Total Bond Fund
Notes to the Financial Statements
December 31, 2025

Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2025, the Fund did not engage in any Rule 17a-7 transactions.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type.
Futures Contracts
During the year ended December 31, 2025, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the year ended December
31, 2025, the monthly average notional amount for long contracts was $8.3 million. There was no short contract activity during the year. Realized gains and losses are reported as
“Net realized gains/(losses) on futures contracts” on the Statement of Operations.
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2025:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2025:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with FIAM LLC (“FIAM” or the “Subadviser”), FIAM provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and assume certain expenses of the Fund to limit the annual expenses, excluding (i) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (ii) acquired fund fees and expenses, (iii) taxes, (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges),
(v) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vi) other extraordinary or non-routine expenses (including expenses arising from mergers, acquisitions or similar transactions involving the Fund), based on the average net assets of the Fund, through April 30, 2027.
For the year ended December 31, 2025, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The annual rate due to the Manager is 0.50% of the first $2.5 billion of the Fund’s average daily net assets, 0.40% of the next $15 billion of the Fund’s average daily net assets, and 0.37% on the Fund’s average daily net assets over $17.5 billion. The Manager waived, prior to any application of expense limit, the management fee to 0.49% on all assets in order to maintain a more competitive expense ratio.
The annual rate due to the Subadviser from the Manager is 0.25% of the first $100 million of the Fund’s average daily net assets, 0.18% of the next $400 million of the Fund’s average daily net assets and
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Interest Rate Risk
– 114,003
–
– –
Futures Contracts Receivable for variation margin on futures contracts* $— Payable for variation margin on futures contracts* $ 22,579
* For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as “Variation margin on futures contracts.”
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/(Depreciation)
on Derivatives Recognized
Interest Rate Risk
– (114,003)
Futures Contracts Net realized gains/(losses) on futures contracts/Change in net unrealized appreciation/
(depreciation) on futures contracts
$150,830 $(22,579)
Annual Rate* Annual Expense Limit
AZL Fidelity Institutional Asset Management Total Bond Fund, Class 1 0.50% 0.70%
AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2 0.50% 0.95%

AZL Fidelity Institutional Asset Management Total Bond Fund
Notes to the Financial Statements
December 31, 2025

0.13% of the Fund’s average daily net assets over $500 million. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2027.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund’s expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December
31, 2025, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and support services to the CCO of the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and, through September 30, 2025, a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

AZL Fidelity Institutional Asset Management Total Bond Fund
Notes to the Financial Statements
December 31, 2025

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source in accordance with valuation procedures approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
In the event that unobservable inputs are used when determining valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement. When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any other information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2025 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2025, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
For the year ended December 31, 2025, purchases and sales of long-term U.S. government securities were as follows:
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ — $ 87,099 $ 1,210,880 $ 1,297,979
Preferred Stock 13,831 — — 13,831
Warrant
+
— 568 — 568
Right 196 — — 196
Asset-Backed Securities — 5,428,881 — 5,428,881
Collateralized Mortgage Obligations — 8,983,084 — 8,983,084
Collateralized Mortgage-Backed Securities — 6,246,341 — 6,246,341
Convertible Bonds — 305,778 — 305,778
Bank Loans — 1,207,05 7 — 1,207,05 7
Corporate Bonds
+
— 30,050,70 4 — 30,050,70 4
Yankee Debt Obligations
+
— 8,637,145 — 8,637,145
U.S. Government Agency Mortgages — 21,971,65 6 — 21,971,65 6
U.S. Treasury Obligations — 41,225,226 — 41,225,226
Unaffiliated Investment Companies 4,545,325 — — 4,545,325
Total Investment Securities 4,559,352 124,143,5 39 1,210,880 129,913,77 1
Securities Sold Short — (834,807) — (834,807)
Other Financial Instruments:
*
Futures Contracts (22,579) — — (22,579)
Total Investments $4,536,773 $123,308,732 $1,210,880 $129,056,385
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
*
Other Financial Instruments include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.
Purchases Sales
AZL Fidelity Institutional Asset Management Total Bond Fund $48,925,062 $70,493,198
Purchases Sales
AZL Fidelity Institutional Asset Management Total Bond Fund $20,856,433 $36,869,895

AZL Fidelity Institutional Asset Management Total Bond Fund
Notes to the Financial Statements
December 31, 2025

6. Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of
1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act.
Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of December 31, 2025 are identified below.
7. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Bank Loan Risk : There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.
Derivatives Risk : The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk.
Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Foreign Securities Risk : Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Interest Rate Risk : Debt securities held by the Fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates. Macroeconomic factors, such as inflationary trends, can heighten interest rate risk.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security or other asset may fluctuate significantly due to factors such as changes in general market conditions, including economic, political, and financial conditions, widespread disease or other public health issues, war, military conflict, acts of terrorism, adverse investor sentiment, or instability or other disruptive events in the local, regional or global markets. Certain changes in the U.S. economy, such as a decrease in imports or exports, changes in trade regulations, inflation and/or economic recession, may have an adverse effect on the value of the Fund's securities.
Mortgage-Related and Other Asset-Backed Securities Risk : The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, investments in mortgage-related securities may cause the Fund to exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If the Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied.
An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-
payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.
Security
Acquisition
Date (a)
Acquisition
Cost
Shares or
Principal
Amount Value
Percentage of Net
Assets
Finastra US TL Term 1Ln , 12.59% , 9/13/29 9/22/23 $ 14, 7 38 15,039 $ 15,076 0.01%
Sunnova Energy Corp., 5.88%, 9/1/26, Callable 2/5/26 @ 100 4/9/25 8,000 20,000 176 0.00%
(a) Acquisition date represents the initial purchase date of the security.

AZL Fidelity Institutional Asset Management Total Bond Fund
Notes to the Financial Statements
December 31, 2025

Short Sale Risk : The Fund may engage in short sales, which are transactions in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. Because making short sales in securities that it does not own exposes the
Fund to the risks associated with those securities, such short sales involve speculative exposure risk. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short. The Fund will realize a gain if the security declines in price between those dates. As a result, if the Fund makes short sales in securities that increase in value, it will likely underperform similar funds that do not make short sales in securities they do not own. There can be no assurance that the Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold. The Fund may also pay transaction costs and borrowing fees in connection with short sales.
8. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2025 is $131,918,573. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
As of the end of its tax year ended December 31, 2025, the Fund had capital loss carry forwards (“CLCFs”) as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset.
CLCFS not subject to expiration:
The tax character of dividends paid to shareholders during the year ended December 31, 2025 was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2024 was as follows:
At December 31, 2025, the components of accumulated earnings on a tax basis were as follows:
Unrealized appreciation $2,254,878
Unrealized depreciation (5,094,487)
Net unrealized appreciation/(depreciation) $(2,839,609)
Short-Term
Amount
Long-Term
Amount Total
AZL Fidelity Institutional Asset Management Total Bond Fund $ 8,602,347 $ 42,183,196 $ 50,785 ,54 3
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Fidelity Institutional Asset Management Total Bond Fund $5,723,000 $– $5,723,000
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Fidelity Institutional Asset Management Total Bond Fund $7,798,052 $– $7,798,052
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
(Depreciation)(a)
Total
Accumulated
Earnings/(Deficit)
AZL Fidelity Institutional Asset Management Total Bond Fund $5,376,783 $— $(50,785,543) $(2,839,609) $(48,248,369)
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales and other miscellaneous differences.

AZL Fidelity Institutional Asset Management Total Bond Fund
Notes to the Financial Statements
December 31, 2025

9. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of December 31, 2025, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund.
Investment activities of this shareholder could have a material impact to the Fund.
10. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"), subject to the oversight and, when applicable, approval of the Board, the officers of the Trust, as listed in the Trust’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
11. Recent Accounting Pronouncements
During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The
amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction if the quantitative threshold is met. The Fund did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
12. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Trust and Shareholders of
AZL Fidelity Institutional Asset Management Total Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL Fidelity Institutional Asset Management Total Bond
Fund (one of the funds constituting Allianz Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 20, 2026
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Fund during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts
Subject to the general supervision of the Board of Trustees (the “Board” or “Trustees”) and in accordance with the investment objectives and restrictions of each separate series
(together, the “Funds”) of the Allianz Variable Insurance Products Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management
LLC (the “Manager”). As used in this section, “Fund” refers to any of the Funds other than the AZL Moderate Index Strategy Fund. The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon the Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2027 (the “Expense Limitation Agreement”).
Each Fund is a manager-of-managers fund. That means that the Manager is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the investment decisions made for each Fund. The Manager also is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a
Subadviser.
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
The Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to select as a Subadviser. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the
Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods; (b)
Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place a Fund on the watch list for other reasons, and if so, will explain its rationale to the Board. Funds which are on the watch list are subject to additional scrutiny by the Manager and the Board. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board has subsequently considered and approved retention of the new Subadviser.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager and the portfolio management agreements with the Subadvisers (the “Subadvisory Agreements”; and together with the Management Agreement, the “Advisory Contracts”). The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considered many factors, among the most material of which are: the Funds’ investment objectives and long-term performance; the Manager’s and Subadvisers’
(collectively, the “Advisory Organizations”) management philosophy, personnel, processes and investment performance, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Funds by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance
Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) any payments made by the Funds pursuant to Rule 12b-1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Advisory Contracts.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Advisory Contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of Advisory Contracts is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Funds’ investment performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or “peer group” funds), and comments on the reasons for performance; the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Funds’ portfolio securities; the nature, extent and quality of the advisory and other services provided to the Funds by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them;
and relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the Advisory Contracts, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall-out” benefits an Advisory Organization may derive from its relationship with the Funds.
In assessing the Advisory Organizations’ performance of their obligations, the Board may also consider whether there has occurred a circumstance or event that would constitute a reason for it to not renew an Advisory Contract. In this regard, the Board is mindful of the potential disruption of a Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.
The Advisory Contracts were most recently considered at Board meetings held in the summer and fall of 2025. Information relevant to the approval of such Advisory Contracts was considered at Board meetings held June 9 and 10, 2025, and September 23, 2025, as well as at various other meetings preceding those meetings. Accordingly, the Advisory
Contracts were approved by the Board at an in-person meeting on September 23, 2025. At such meeting the Board also approved the Expense Limitation Agreement between the
Manager and the Trust for the period ending April 30, 2027.
In connection with such meetings, the Board requested and evaluated extensive materials from the Advisory Organizations, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Contracts with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager or Subadvisers were present. In reaching their determinations relating to the approval of the Advisory Contracts, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Advisory
Contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Form N-CSR filings must include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager and Subadvisers.
The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. Under the Management Agreement, the Manager holds the sole and exclusive responsibility to provide, or arrange for others to provide, the management of the Funds’ assets and the placement of orders for the purchase and sale of the securities of the Funds. As each Fund is a manager of managers fund, the Manager is authorized, under the Management Agreement, to retain one or more Subadvisers for each Fund to handle day-to-day management of the Funds’ investment portfolios; the Manager is responsible for determining, in the first instance, which investment advisers to recommend to the Board for selection as a Subadviser. The Board was aware that, notwithstanding the retention of the Subadvisers to handle day-to-day portfolio management, the Manager remains responsible for substantial other matters, including continuously monitoring compliance by each Subadviser with the investment policies and restrictions of the respective Funds, with such other limitations or directions of the Board, and with all legal requirements under federal or state law or regulation. The Manager also is responsible primarily to provide statistical information and other data to the Board regarding the Funds’ portfolio investments and to make available to the Funds’ administrator such information as is necessary for the conduct of its duties.
The Board also noted that the Manager provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and the Subadvisers and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted that, for example, the Manager and Subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs are continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Advisory Contracts.
(2) The investment performance of the Funds, the Manager and the Subadvisers.
In connection with every quarterly Board meeting, as well as the summer and fall 2025 contract review process, the Board receives extensive information on the performance results of each of the Funds. This includes performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. The performance information considered includes information on absolute total return, performance versus the appropriate benchmark(s), and performance versus peer groups as reported by Lipper. For example, in connection with the Board meetings held June 9 and 10, 2025, and September
23, 2025, the Manager reported that for the one-year period ended December 31, 2024, five Funds were in the top 40%, two were in the middle 20%, and seven were in the bottom
40% of their respective Lipper peer groups. For the three-year period ended December 31, 2024, six Funds were in the top 40%, three were in the middle 20% and five were in the bottom 40% of their respective Lipper peer groups. For the five-year period ended December 31, 2024, six Funds were in the top 40%, two were in the middle 20%, and six were in the bottom 40% of their respective Lipper peer groups. For Funds which are index funds, the Board each quarter also receives information on the extent, if any, to which such Funds deviate from their particular benchmark index (referred to as “index attribution”).
Three Funds, the AZL Russell Value 1000 Index Fund, the AZL Enhanced Bond Index Fund and the AZL Government Money Market Fund, were in the bottom 40% for all of the one-, three- and five-year periods. The Board had previously met with the portfolio managers of the AZL Government Money Market Fund in June 2023 to receive and review enhanced reporting on each Fund’s current investment strategy, process and outlook. As a result of these discussions and other discussions with representatives of the Manager, the
Board considered the reasons for the underperformance of these Funds, including the headwinds faced by their long-term investment strategies. The Board understood that such underperformance was not a reflection of the nature, extent or quality of services being provided by the respective Subadvisers. The Board also considered the impact of recoupment of previously waived fees on the performance of the AZL Government Money Market Fund during the periods measured.
At the Board meeting held September 23, 2025, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2025.

Thus, at the Board meeting held September 23, 2025, the Board determined that the overall investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Funds.
The Manager supplied information
to the Board pertaining to the level of investment advisory fees to which the Funds are subject. The Manager has agreed to temporarily limit Fund expenses at certain levels, and information is provided to the Board setting forth “contractual” advisory fees and “actual” fees after taking expense limits and any temporary fee waivers into account. The Board noted that the subadvisory fees are paid by the Manager to each Subadviser and are not additional fees borne by the Funds. Based upon the information provided, the “actual”
advisory fees payable by the Funds overall are generally comparable to the average level of fees paid by the Funds’ peer groups. For the 14 Funds reviewed by the Board in the summer and fall of 2025, 12 Funds paid “actual” advisory fees in a percentage amount within the 65th percentile or lower for each Fund’s applicable category. (A lower percentile reflects lower fund fees and is better for fund shareholders.) The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.
Based upon the information provided, the management fee ranking in 2024 for the 14 Funds was as follows: (1) 12 of the Funds had management fee rankings at or below the 65th percentile (with 10 Funds at or below the 50th percentile); (2) for the AZL MSCI Global Equity Index Fund, it was determined that there was poor peer group comparability due to there being only one other fund in the category; and (3) for the AZL T. Rowe Price Capital Appreciation Fund, a temporary management fee reduction was recommended. The Board noted that it had previously considered and approved a temporary reduction in the AZL MSCI Global Equity Index Fund’s management fee, which is in effect through at least April 30,
2027. In addition, the Board also considered that the AZL Enhanced Bond Index Fund’s management fee ranked at the 63rd percentile in the bond index category, but that the Fund’s enhanced bond strategy lacks direct peers.
The Manager has also supplied information to the Board pertaining to total Fund expenses (which include advisory fees, the 25 basis point 12b-1 fee paid by the Funds, and other
Fund expenses). As noted above, the Manager has agreed to limit Fund expenses at certain levels.
The Manager has committed to providing the Funds with a high quality of service and working to reduce Fund expenses over time.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2022 through 2024. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
The Manager, on behalf of the Board, endeavored to obtain information on the profitability of each Subadviser in connection with its relationship with the Fund or Funds which it subadvised. The Manager was unable to obtain consistent profitability information from some of the Subadvisers that would allow the Board to determine the profits derived from the
Subadviser’s relationship to the Fund or Funds, rather than its overall level of profitability. In considering profitability information, the Board considered the possible effect of any fall-
out benefits to the Subadvisers and their affiliates. The Board considered the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization.
The Manager assured the Board that the Subadvisory Agreements with the Subadvisers, none of which are affiliated with the Manager, were negotiated on an “arm’s length” basis, which should not result in excessive profits for the Subadvisers.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.
The Board noted that the advisory fee schedules
for the Funds (other than AZL FIAM Multi-Strategy Fund, AZL FIAM Total Bond Fund, and AZL MSCI Global Equity Index Fund) do not contain breakpoints that reduce the fee rate on assets above specified levels, although certain Subadvisory Agreements have such “breakpoints.” The Board recognized that breakpoints may be an appropriate way for the
Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found that there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June
30, 2025, were approximately $13.4 billion, including assets of affiliated investing funds, and that no single Fund had assets in excess of approximately $3.5 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Advisory Contracts or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in certain Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Advisory Contracts, the
Board concluded that the advisory fees were reasonable, and that the continuation of the Advisory Contracts was in the best interest of the Funds.

ANNRPT1225 02/26
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® Government Money Market Fund
Annual Financial Statements and Other Information
December 31, 2025

AZL® Government Money Market Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information (Unaudited)

Other Information (Form N-CSR Items 8-11) (Unaudited)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Government Money Market Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages (15.1%):
Federal Home Loan Banks (8.5%):
$ 2,035,000 1.94%, 1/2/26(a) $ 2,034,781
2,040,000 3.75%, 1/13/26 2,040,000
801,000 3.85%, 2/3/26(a) 798,100
465,000 3.73%, 2/13/26(a) 462,890
550,000 3.76%(SOFR+1bps), 2/17/26 550,000
4,075,000 3.75%, 2/26/26 4,075,000
1,935,000 3.54%, 3/3/26(a) 1,923,262
2,965,000 3.54%, 3/12/26(a) 2,944,418
400,000 3.75%, 3/20/26 400,000
1,000,000 3.76%(SOFR+1bps), 4/7/26 1,000,000
1,000,000 3.78%(SOFR+3bps), 4/17/26 1,000,000
460,000 3.75%, 4/17/26 460,000
3,545,000 3.55%, 4/17/26(a) 3,507,945
200,000 3.76%(SOFR+1bps), 4/20/26 200,000
930,000 3.76%(SOFR+1bps), 5/5/26 930,000
400,000 3.76%(SOFR+1bps), 5/20/26 400,000
500,000 3.78%(SOFR+3bps), 5/28/26 500,000
930,000 3.76%(SOFR+1bps), 6/2/26 930,000
1,000,000 3.78%(SOFR+3bps), 6/4/26 1,000,000
920,000 3.77%(SOFR+2bps), 6/18/26 920,000
1,420,000 3.75%, 6/22/26 1,420,000
1,045,000 3.75%, 6/23/26 1,045,000
470,000 3.75%, 6/25/26 470,000
1,925,000 3.85%(SOFR+10bps), 6/26/26 1,925,000
485,000 3.78%(SOFR+3bps), 6/30/26 485,000
1,070,000 3.78%(SOFR+3bps), 7/2/26 1,070,000
920,000 3.77%(SOFR+2bps), 7/17/26 920,000
500,000 3.76%(SOFR+1bps), 7/21/26, Series 2 500,000
950,000 3.76%(SOFR+1bps), 7/21/26, Series 3 950,000
500,000 3.76%(SOFR+1bps), 7/22/26 500,000
940,000 3.76%(SOFR+1bps), 7/24/26 940,000
470,000 3.76%(SOFR+1bps), 8/19/26 470,000
3,320,000 3.76%(SOFR+1bps), 8/21/26 3,320,000
470,000 3.76%(SOFR+1bps), 8/24/26 470,000
500,000 3.78%(SOFR+3bps), 1/4/27 500,000
2,800,000 3.50%, 1/11/27, Callable 6/11/26 @ 100.00 2,795,665
1,000,000 3.85%(SOFR+10bps), 2/25/27 1,000,000
1,060,000 3.85%(SOFR+10bps), 3/18/27 1,060,000
860,000 3.82%(SOFR+7bps), 3/25/27 860,000
46,777,061
Federal Farm Credit Banks Funding Corp. (4.6%):
6,615,000 3.50%, 2/10/26(a) 6,588,760
1,700,000 3.77%(SOFR+2bps), 2/27/26 1,700,000
300,000 3.85%(SOFR+10bps), 6/24/26 300,000
700,000 3.85%(SOFR+10bps), 6/26/26 700,000
3,600,000 3.89%(SOFR+14bps), 10/15/26 3,599,844
2,000,000 3.84%(USBMMY3M+27bps), 10/16/26 2,000,000
860,000 3.80%(SOFR+5bps), 11/6/26 860,000
147,000 3.79%(SOFR+4bps), 11/19/26 147,000
1,095,000 3.79%(SOFR+4bps), 1/20/27 1,095,000
371,000 3.84%(SOFR+9bps), 1/27/27 371,000
1,100,000 3.83%(SOFR+8bps), 2/1/27 1,100,000
4,290,000 3.82%(SOFR+7bps), 3/5/27 4,290,000
585,000 3.80%(SOFR+5bps), 3/15/27 585,000
395,000 3.82%(SOFR+7bps), 3/26/27 395,000
170,000 3.80%(SOFR+5bps), 4/19/27 170,000
510,000 3.80%(SOFR+5bps), 5/24/27 510,000
390,000 3.86%(SOFR+11bps), 11/19/27 390,000
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Farm Credit Banks Funding Corp., continued
$ 120,000 3.83%(SOFR+8bps), 11/23/27 $ 120,000
24,921,604
Federal National Mortgage Association (1.5%):
3,810,000 3.87%(SOFR+12bps), 7/29/26 3,810,000
1,250,000 3.89%(SOFR+14bps), 8/21/26 1,250,000
1,415,000 3.89%(SOFR+14bps), 10/23/26 1,415,000
1,900,000 3.89%(SOFR+14bps), 11/20/26 1,900,000
8,375,000
Federal Home Loan Mortgage Corporation (0.5%):
1,200,000 3.89%(SOFR+14bps), 9/23/26 1,200,000
900,000 3.89%(SOFR+14bps), 10/16/26 900,000
800,000 3.87%(SOFR+12bps), 5/5/27 800,000
2,900,000
Total U.S. Government Agency Mortgages (Cost $82,973,665) 82,973,665
U.S. Treasury Obligations (47.1%):
U.S. Treasury Bills (38.7%):
4,175,000 2.06%, 1/2/26(a) 4,174,523
13,782,000 3.37%, 1/8/26(a) 13,771,683
13,000,000 3.23%, 1/13/26(a) 12,984,861
14,549,000 3.35%, 1/20/26(a) 14,521,956
14,400,000 3.37%, 1/22/26(a) 14,370,375
13,100,000 3.41%, 1/27/26(a) 13,066,628
800,000 3.99%, 1/29/26(a) 797,436
7,363,000 3.68%, 2/3/26(a) 7,337,480
4,559,000 3.82%, 2/5/26(a) 4,541,672
16,350,900 3.53%, 2/10/26(a) 16,285,460
4,959,000 3.58%, 2/12/26(a) 4,937,863
10,097,000 3.54%, 2/17/26(a) 10,049,537
649,000 3.71%, 2/19/26(a) 645,670
1,650,000 3.69%, 2/24/26(a) 1,640,756
2,921,000 3.85%, 2/26/26(a) 2,903,290
200,000 3.25%, 3/3/26(a) 198,888
12,957,000 3.82%, 3/5/26(a) 12,869,632
4,640,000 3.74%, 3/10/26(a) 4,606,977
1,006,000 3.69%, 3/12/26(a) 998,724
141,000 3.75%, 3/17/26(a) 139,893
4,745,000 3.67%, 3/19/26(a) 4,707,524
1,183,000 3.73%, 3/24/26(a) 1,172,915
4,235,000 3.73%, 3/31/26(a) 4,195,843
1,638,000 3.71%, 4/2/26(a) 1,622,628
2,215,000 3.62%, 4/7/26(a) 2,193,618
2,478,000 3.70%, 4/9/26(a) 2,453,063
4,623,000 3.69%, 4/16/26(a) 4,573,321
1,820,000 3.55%, 4/21/26(a) 1,800,314
4,210,000 3.67%, 4/23/26(a) 4,162,062
7,435,000 3.65%, 4/30/26(a) 7,345,540
6,382,000 3.70%, 5/28/26(a) 6,286,493
8,628,000 3.67%, 6/4/26(a) 8,493,837
663,000 3.61%, 6/11/26(a) 652,394
1,879,000 3.53%, 6/18/26(a) 1,848,353
7,278,500 3.52%, 6/25/26(a) 7,155,199
345,000 3.52%, 7/2/26(a) 338,929
391,000 3.83%, 8/6/26(a) 382,144
7,572,000 3.74%, 9/3/26(a) 7,383,394
6,074,800 3.49%, 12/24/26(a) 5,871,196
213,482,071

AZL Government Money Market Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2025.
Principal Amount Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes (8.4%):
$ 595,000 0.38%, 1/31/26 $ 593,172
4,120,000 3.82%(USBMMY3M+25bps), 1/31/26 4,120,000
300,000 0.50%, 2/28/26 298,290
300,000 4.63%, 2/28/26 300,233
4,200,000 0.75%, 3/31/26 4,167,286
6,400,000 3.72%(USBMMY3M+15bps), 4/30/26 6,400,131
705,000 1.63%, 5/15/26 698,920
260,000 0.88%, 6/30/26 255,925
1,820,000 4.63%, 6/30/26 1,824,092
3,905,000 3.75%(USBMMY3M+18bps), 7/31/26 3,903,760
7,615,000 3.78%(USBMMY3M+21bps), 10/31/26 7,615,000
188,000 4.13%, 10/31/26 188,601
145,000 4.25%, 11/30/26 145,745
8,435,000 3.67%(USBMMY3M+10bps), 1/31/27 8,434,818
3,280,000 3.73%(USBMMY3M+16bps), 7/31/27 3,278,109
4,080,000 3.76%(USBMMY3M+19bps), 10/31/27 4,082,027
46,306,109
Total U.S. Treasury Obligations (Cost $259,788,180) 259,788,180
Repurchase Agreements (32.5%):
21,000,000 Bank of Montreal, 3.84%, 1/2/26, (Purchased
on 12/31/25, proceeds at maturity $21,004,480,
Collateralized by U.S. Treasury Bill, 0.00%, 2/12/26,
fair value of $21,420,076) 21,000,000
23,000,000 Bank of Nova Scotia, 3.82%, 1/2/26, (Purchased
on 12/31/25, proceeds at maturity $23,004,881,
Collateralized by U.S. Treasury Obligations,
0.00% - 5.00%, 10/29/26 - 2/15/54, fair value of
$23,465,023) 23,000,000
Principal Amount Value
Repurchase Agreements, continued
$ 25,000,000 BNP Paribas, 3.83%, 1/2/26, (Purchased on
12/31/25, proceeds at maturity $25,005,319,
Collateralized by U.S. Government Agency
Obligations, 0.00% - 7.50%, 11/30/26 - 4/20/65,
fair value of $25,500,074) $ 25,000,000
25,000,000 Citigroup Global Markets, 3.83%, 1/2/26,
(Purchased on 12/31/25, proceeds at maturity
$25,005,319, Collateralized by U.S. Treasury Notes,
3.50% - 3.75%, 4/15/26 - 11/30/30, fair value of
$25,500,093) 25,000,000
23,000,000 Natixis, 3.84%, 1/2/26, (Purchased on 12/31/25,
proceeds at maturity $23,004,907, Collateralized by
U.S. Treasury Obligations, 0.00% - 4.38%, 4/16/26
- 8/15/46, fair value of $23,460,059) 23,000,000
22,000,000 Sumitomo Mitsui, 3.82%, 1/2/26, (Purchased on
12/31/25, proceeds at maturity $22,004,669,
Collateralized by U.S. Treasury Obligations,
0.00% - 4.00%, 2/15/26 - 8/15/33, fair value of
$22,440,012) 22,000,000
18,000,000 Toronto Dominion Bank NY, 3.82%, 1/2/26,
(Purchased on 12/31/25, proceeds at maturity
$18,003,820, Collateralized by U.S. Treasury Note,
4.63%, 9/30/30, fair value of $18,360,068) 18,000,000
22,000,000 Toronto Dominion Bank NY, 3.83%, 1/2/26,
(Purchased on 12/31/25, proceeds at maturity
$22,004,681, Collateralized by U.S. Treasury Note,
3.88%, 12/31/29, fair value of $22,440,018) 22,000,000
Total Repurchase Agreements (Cost $179,000,000) 179,000,000
Total Investment Securities
(Cost $521,761,845 ) — 94.7% (b) 521,761,845
Net other assets (liabilities) — 5.3% 29,299,172
Net Assets — 100.0% $ 551,061,017
SOFR—Secured Overnight Financing Rate
USBMMY3M—3 Month Treasury Bill Rate
(a) The rate represents the effective yield at December 31, 2025.
(b) See Federal Tax Information listed in the Notes to the Financial Statements.

AZL Government Money Market Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2025
Statement of Operations
For the Year Ended December 31, 2025
Assets:
Investment securities, at cost $ 342,761,845
aaa
aaa
Investment securities, at value $ 342,761,845
Repurchase agreements, at value/cost 179,000,000
Cash 758,456
Interest and dividends receivable 620,139
Receivable for capital shares issued 29,021,055
Receivable for investments sold 3,488,640
Prepaid expenses 1,875
Total Assets 555,652,010
Liabilities:
Payable for investments purchased 4,324,364
Management fees payable 120,532
Administration fees payable 33,603
Distribution fees payable 88,625
Custodian fees payable 974
Administrative and compliance services fees payable 830
Transfer agent fees payable 1,191
Trustee fees payable 2,576
Other accrued liabilities 18,298
Total Liabilities 4,590,993
Commitments and contingent liabilities^
Net Assets
$ 551,061,017
Net Assets Consist of:
Paid-in capital $ 550,973,367
Total distributable earnings 87,650
Net Assets
$ 551,061,017
Shares of beneficial interest (unlimited number of shares authorized, no par value) 550,973,490
Net Asset Value (offering and redemption price per share) $ 1.00
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Interest $ 18,398,193
Total Investment Income 18,398,193
Expenses:
Management fees 1,504,904
Administration fees 156,625
Distribution fees 1,074,931
Custodian fees 8,682
Administrative and compliance services fees 10,490
Transfer agent fees 8,539
Trustee fees 23,488
Professional fees 26,796
Shareholder reports 8,767
Other expenses 9,276
Total expenses before reductions 2,832,498
Less Management fees contractually waived (42,981)
Net expenses 2,789,517
Net Investment Income/(Loss)
15,608,676
Net realized and Change in net unrealized gains/(losses) on
investments:
Net realized gains/(losses) on securities 42,840
Net realized and Change in net unrealized gains/(losses) on
investments
42,840
Change in Net Assets Resulting From Operations
$ 15,651,516

AZL Government Money Market Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2025
For the
Year Ended
December 31, 2024
Change In Net Assets:
Operations:
Net investment income/(loss) $ 15,608,676 $ 19,746,080
Net realized gains/(losses) on investments 42,840 22,963
Change in net assets resulting from operations 15,651,516 19,769,043
Distributions to Shareholders:
Distributions (15,608,708) (19,746,077)
Change in net assets resulting from distributions to shareholders (15,608,708) (19,746,077)
Capital Transactions:
Proceeds from shares issued 1,446,891,793 1,131,962,602
Proceeds from dividends reinvested 15,608,705 19,746,074
Value of shares redeemed (1,423,284,622) (1,140,204,900)
Change in net assets resulting from capital transactions 39,215,876 11,503,776
Change in net assets 39,258,684 11,526,742
Net Assets:
Beginning of period 511,802,333 500,275,591
End of period $ 551,061,017 $ 511,802,333
Share Transactions:
Shares issued 1,446,891,794 1,131,962,601
Dividends reinvested 15,608,705 19,746,074
Shares redeemed (1,423,284,622) (1,140,204,900)
Change in shares 39,215,877 11,503,775

AZL Government Money Market Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Net Asset Value, Beginning of Period
$1.00 $1.00 $1.00 $1.00 $1.00
Investment Activities:
Net Investment Income/(Loss)(a) 0 .04  0 .04  0 .04  0 .01  — (b)
Net Realized and Unrealized Gains/(Losses) on Investments(b) —  —  —  —  —
Total from Investment Activities 0 .04  0 .04  0 .04  0 .01  — (b)
Distributions to Shareholders From:
Net Investment Income ( 0 .04 ) ( 0 .04 ) ( 0 .04 ) ( 0 .01 ) — (b)
Total Dividends ( 0 .04 ) ( 0 .04 ) ( 0 .04 ) ( 0 .01 ) — (b)
Net Asset Value, End of Period
$1.00 $1.00 $1.00 $1.00 $1.00
Total Return
(c) 3 .69% 4 .42% 4 .27% 0 .77% 0.00% (b)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $551,061 $511,802 $500,276 $517,210 $539,896
Net Investment Income/(Loss) 3 .63% 4 .34% 4 .19% 0 .77% 0.00% (b)
Expenses Before Reductions(d) 0 .66% 0 .88% 0 .88% 0 .88% 0 .65%
Expenses Net of Reductions 0 .65% 0 .87% 0 .87% 0 .87% 0 .08% (e)
(a) Calculated using the average shares method.
(b) Represents less than $0.005 or 0.005%.
(c) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.
(e) The expense ratio for the period reflects the reduction of certain expenses to maintain a certain minimum yield.

AZL Government Money Market Fund
Notes to the Financial Statements
December 31, 2025

1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Government
Money Market Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Repurchase Agreements
The Fund may invest in repurchase agreements with financial institutions such as member banks of the Federal Reserve System or from registered broker/dealers that the adviser deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2025, the Fund did not engage in any Rule 17a-7 transactions.

AZL Government Money Market Fund
Notes to the Financial Statements
December 31, 2025

3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with BlackRock Advisors, LLC (“BlackRock Advisors” or the
“Subadviser”), BlackRock Advisors provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager.
The Manager has contractually agreed to waive fees and assume certain expenses of the Fund to limit the annual expenses, excluding (i) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (ii) acquired fund fees and expenses, (iii) taxes, (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (v) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vi) other extraordinary or non-routine expenses (including expenses arising from mergers, acquisitions or similar transactions involving the Fund), based on the average net assets of the Fund, through April 30, 2027.
For the year ended December 31, 2025, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The Manager waived, prior to any application of expense limit, the management fee to 0.34% on all assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2027. The annual rate due to the Subadviser from the Manager is 0.06% of the first $500 million of the Fund's net assets and 0.04% of the Fund's net assets over $500 million.
The Manager, the Distributor and the Fund have entered into a written agreement to waive, reimburse, or pay Fund expenses to the extent necessary in order to maintain a minimum daily yield for the Fund of 0.00%. The Distributor may waive its Rule 12b-1 fees under this agreement. This agreement will continue from year to year in accordance with its terms, and will terminate upon termination of the investment management agreement with the Manager. There is no guarantee the Fund will avoid a negative yield. Such amounts waived, reimbursed, or paid by the Manager and/or the Distributor will be repaid to the Manager and/or the Distributor subject to the following limitations:
1. The repayments will not cause the Fund’s net investment income to fall below 0.00%.
2. The repayments must be made no later than three years after the waiver, reimbursement or payment, calculated monthly from when the waiver, reimbursement or payment was recorded.
3. Any expense recovery paid by the Fund will not cause its expense ratio to exceed 0.87%.
The ability of the Manager and/or Distributor to receive such payments could negatively affect the Fund’s future yield. Amounts waived under this agreement during the year ended
December 31, 2025, if any, are reflected on the Statement of Operations as “Expenses waived/reimbursed by the Manager for minimum daily yield.” At December 31, 2025, there were no waivers subject to repayment by the Fund in subsequent years. The Fund has not recorded a commitment or contingent liability at December 31, 2025.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund’s expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager." At December
31, 2025, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and support services to the CCO of the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and, through September 30, 2025, a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
Annual Rate* Annual Expense Limit
AZL Government Money Market Fund 0.35% 0.87%

AZL Government Money Market Fund
Notes to the Financial Statements
December 31, 2025

The Bank of New York Mellon (“BNY” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the
Fund's average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
The Fund, which operates as a government money market fund, is eligible and has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act.
This involves valuing an instrument at its cost initially and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the investment.
The following is a summary of the valuation inputs used as of December 31, 2025 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2025, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
For the year ended December 31, 2025, purchases and sales of long-term U.S. government securities were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Interest Rate Risk : Debt securities held by the Fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates. Macroeconomic factors, such as inflationary trends, can heighten interest rate risk.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security or other asset may fluctuate significantly due to factors such as changes in general market conditions, including economic, political, and financial conditions, widespread disease or other public health issues, war, military conflict, acts of terrorism, adverse investor sentiment, or instability or other disruptive events in the local, regional or global markets. Certain changes in the U.S. economy, such as a decrease in imports or exports, changes in trade regulations, inflation and/or economic recession, may have an adverse effect on the value of the Fund's securities.
Investment Securities: Level 1 Level 2 Level 3 Total
U.S. Government Agency Mortgages $ — $ 82,973,665 $ — $ 82,973,665
U.S. Treasury Obligations — 259,788,180 — 259,788,180
Repurchase Agreements — 179,000,000 — 179,000,000
Total Investment Securities $— $521,761,845 $— $521,761,845
Purchases Sales
AZL Government Money Market Fund $73,429,111 $58,725,794
Purchases Sales
AZL Government Money Market Fund $73,429,111 $58,725,794

AZL Government Money Market Fund
Notes to the Financial Statements
December 31, 2025

Repurchase Agreement Risk : The Fund may invest in repurchase agreements as a principal strategy. There is a potential for loss to the Fund if the seller defaults and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. It is possible the fair value of the collateral securities could decline in value during the period in which the Fund seeks to assert its rights.
Treasury Obligations Risk : Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Because U.S. Treasury obligations trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. In addition, changes in the credit rating or financial condition of the U.S.
government may cause the value of U.S. Treasury Obligations to decline. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund.
U.S. Government Obligations Risk : Certain securities in which the Fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future. No assurance can be given that the U.S. government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2025 is $521,761,890. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2025 was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2024 was as follows:
At December 31, 2025, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of December 31, 2025, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund.
Investment activities of this shareholder could have a material impact to the Fund.
Unrealized appreciation $–
Unrealized depreciation (45)
Net unrealized appreciation/(depreciation) $(45)
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Government Money Market Fund $15,608,314 $394 $15,608,708
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Government Money Market Fund $19,742,109 $3,968 $19,746,077
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
(Depreciation)(a)
Total
Accumulated
Earnings/(Deficit)
AZL Government Money Market Fund $87,695 $— $— $(45) $87,650
(a) The differences between book-basis and tax-basis unrealized appreciation /( depreciation) are attributable primarily to tax deferral of losses on wash sales.

AZL Government Money Market Fund
Notes to the Financial Statements
December 31, 2025

9. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"), subject to the oversight and, when applicable, approval of the Board, the officers of the Trust, as listed in the Trust’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
10. Recent Accounting Pronouncements
During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The
amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction if the quantitative threshold is met. The Fund did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
11. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Trust and Shareholders of
AZL Government Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL Government Money Market Fund (one of the funds constituting Allianz Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended
December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 20, 2026
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

Other Federal Income Tax Information (Unaudited)
During the year ended December 31, 2025, the Fund declared net short-term capital gain distributions of $42,434.
During the year ended December 31, 2025, the Fund declared net long-term capital gain distributions of $394.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Fund during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts
Subject to the general supervision of the Board of Trustees (the “Board” or “Trustees”) and in accordance with the investment objectives and restrictions of each separate series
(together, the “Funds”) of the Allianz Variable Insurance Products Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management
LLC (the “Manager”). As used in this section, “Fund” refers to any of the Funds other than the AZL Moderate Index Strategy Fund. The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon the Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2027 (the “Expense Limitation Agreement”).
Each Fund is a manager-of-managers fund. That means that the Manager is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the investment decisions made for each Fund. The Manager also is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a
Subadviser.
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
The Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to select as a Subadviser. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the
Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods; (b)
Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place a Fund on the watch list for other reasons, and if so, will explain its rationale to the Board. Funds which are on the watch list are subject to additional scrutiny by the Manager and the Board. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board has subsequently considered and approved retention of the new Subadviser.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager and the portfolio management agreements with the Subadvisers (the “Subadvisory Agreements”; and together with the Management Agreement, the “Advisory Contracts”). The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considered many factors, among the most material of which are: the Funds’ investment objectives and long-term performance; the Manager’s and Subadvisers’
(collectively, the “Advisory Organizations”) management philosophy, personnel, processes and investment performance, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Funds by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance
Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) any payments made by the Funds pursuant to Rule 12b-1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Advisory Contracts.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Advisory Contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of Advisory Contracts is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Funds’ investment performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or “peer group” funds), and comments on the reasons for performance; the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Funds’ portfolio securities; the nature, extent and quality of the advisory and other services provided to the Funds by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them;
and relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the Advisory Contracts, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall-out” benefits an Advisory Organization may derive from its relationship with the Funds.
In assessing the Advisory Organizations’ performance of their obligations, the Board may also consider whether there has occurred a circumstance or event that would constitute a reason for it to not renew an Advisory Contract. In this regard, the Board is mindful of the potential disruption of a Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.
The Advisory Contracts were most recently considered at Board meetings held in the summer and fall of 2025. Information relevant to the approval of such Advisory Contracts was considered at Board meetings held June 9 and 10, 2025, and September 23, 2025, as well as at various other meetings preceding those meetings. Accordingly, the Advisory
Contracts were approved by the Board at an in-person meeting on September 23, 2025. At such meeting the Board also approved the Expense Limitation Agreement between the
Manager and the Trust for the period ending April 30, 2027.
In connection with such meetings, the Board requested and evaluated extensive materials from the Advisory Organizations, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Contracts with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager or Subadvisers were present. In reaching their determinations relating to the approval of the Advisory Contracts, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Advisory
Contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Form N-CSR filings must include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager and Subadvisers.
The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. Under the Management Agreement, the Manager holds the sole and exclusive responsibility to provide, or arrange for others to provide, the management of the Funds’ assets and the placement of orders for the purchase and sale of the securities of the Funds. As each Fund is a manager of managers fund, the Manager is authorized, under the Management Agreement, to retain one or more Subadvisers for each Fund to handle day-to-day management of the Funds’ investment portfolios; the Manager is responsible for determining, in the first instance, which investment advisers to recommend to the Board for selection as a Subadviser. The Board was aware that, notwithstanding the retention of the Subadvisers to handle day-to-day portfolio management, the Manager remains responsible for substantial other matters, including continuously monitoring compliance by each Subadviser with the investment policies and restrictions of the respective Funds, with such other limitations or directions of the Board, and with all legal requirements under federal or state law or regulation. The Manager also is responsible primarily to provide statistical information and other data to the Board regarding the Funds’ portfolio investments and to make available to the Funds’ administrator such information as is necessary for the conduct of its duties.
The Board also noted that the Manager provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and the Subadvisers and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted that, for example, the Manager and Subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs are continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Advisory Contracts.
(2) The investment performance of the Funds, the Manager and the Subadvisers.
In connection with every quarterly Board meeting, as well as the summer and fall 2025 contract review process, the Board receives extensive information on the performance results of each of the Funds. This includes performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. The performance information considered includes information on absolute total return, performance versus the appropriate benchmark(s), and performance versus peer groups as reported by Lipper. For example, in connection with the Board meetings held June 9 and 10, 2025, and September
23, 2025, the Manager reported that for the one-year period ended December 31, 2024, five Funds were in the top 40%, two were in the middle 20%, and seven were in the bottom
40% of their respective Lipper peer groups. For the three-year period ended December 31, 2024, six Funds were in the top 40%, three were in the middle 20% and five were in the bottom 40% of their respective Lipper peer groups. For the five-year period ended December 31, 2024, six Funds were in the top 40%, two were in the middle 20%, and six were in the bottom 40% of their respective Lipper peer groups. For Funds which are index funds, the Board each quarter also receives information on the extent, if any, to which such Funds deviate from their particular benchmark index (referred to as “index attribution”).
Three Funds, the AZL Russell Value 1000 Index Fund, the AZL Enhanced Bond Index Fund and the AZL Government Money Market Fund, were in the bottom 40% for all of the one-, three- and five-year periods. The Board had previously met with the portfolio managers of the AZL Government Money Market Fund in June 2023 to receive and review enhanced reporting on each Fund’s current investment strategy, process and outlook. As a result of these discussions and other discussions with representatives of the Manager, the
Board considered the reasons for the underperformance of these Funds, including the headwinds faced by their long-term investment strategies. The Board understood that such underperformance was not a reflection of the nature, extent or quality of services being provided by the respective Subadvisers. The Board also considered the impact of recoupment of previously waived fees on the performance of the AZL Government Money Market Fund during the periods measured.
At the Board meeting held September 23, 2025, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2025.

Thus, at the Board meeting held September 23, 2025, the Board determined that the overall investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Funds.
The Manager supplied information
to the Board pertaining to the level of investment advisory fees to which the Funds are subject. The Manager has agreed to temporarily limit Fund expenses at certain levels, and information is provided to the Board setting forth “contractual” advisory fees and “actual” fees after taking expense limits and any temporary fee waivers into account. The Board noted that the subadvisory fees are paid by the Manager to each Subadviser and are not additional fees borne by the Funds. Based upon the information provided, the “actual”
advisory fees payable by the Funds overall are generally comparable to the average level of fees paid by the Funds’ peer groups. For the 14 Funds reviewed by the Board in the summer and fall of 2025, 12 Funds paid “actual” advisory fees in a percentage amount within the 65th percentile or lower for each Fund’s applicable category. (A lower percentile reflects lower fund fees and is better for fund shareholders.) The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.
Based upon the information provided, the management fee ranking in 2024 for the 14 Funds was as follows: (1) 12 of the Funds had management fee rankings at or below the 65th percentile (with 10 Funds at or below the 50th percentile); (2) for the AZL MSCI Global Equity Index Fund, it was determined that there was poor peer group comparability due to there being only one other fund in the category; and (3) for the AZL T. Rowe Price Capital Appreciation Fund, a temporary management fee reduction was recommended. The Board noted that it had previously considered and approved a temporary reduction in the AZL MSCI Global Equity Index Fund’s management fee, which is in effect through at least April 30,
2027. In addition, the Board also considered that the AZL Enhanced Bond Index Fund’s management fee ranked at the 63rd percentile in the bond index category, but that the Fund’s enhanced bond strategy lacks direct peers.
The Manager has also supplied information to the Board pertaining to total Fund expenses (which include advisory fees, the 25 basis point 12b-1 fee paid by the Funds, and other
Fund expenses). As noted above, the Manager has agreed to limit Fund expenses at certain levels.
The Manager has committed to providing the Funds with a high quality of service and working to reduce Fund expenses over time.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2022 through 2024. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
The Manager, on behalf of the Board, endeavored to obtain information on the profitability of each Subadviser in connection with its relationship with the Fund or Funds which it subadvised. The Manager was unable to obtain consistent profitability information from some of the Subadvisers that would allow the Board to determine the profits derived from the
Subadviser’s relationship to the Fund or Funds, rather than its overall level of profitability. In considering profitability information, the Board considered the possible effect of any fall-
out benefits to the Subadvisers and their affiliates. The Board considered the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization.
The Manager assured the Board that the Subadvisory Agreements with the Subadvisers, none of which are affiliated with the Manager, were negotiated on an “arm’s length” basis, which should not result in excessive profits for the Subadvisers.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.
The Board noted that the advisory fee schedules
for the Funds (other than AZL FIAM Multi-Strategy Fund, AZL FIAM Total Bond Fund, and AZL MSCI Global Equity Index Fund) do not contain breakpoints that reduce the fee rate on assets above specified levels, although certain Subadvisory Agreements have such “breakpoints.” The Board recognized that breakpoints may be an appropriate way for the
Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found that there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June
30, 2025, were approximately $13.4 billion, including assets of affiliated investing funds, and that no single Fund had assets in excess of approximately $3.5 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Advisory Contracts or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in certain Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Advisory Contracts, the
Board concluded that the advisory fees were reasonable, and that the continuation of the Advisory Contracts was in the best interest of the Funds.

ANNRPT1225 02/26
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® International Index Fund
Annual Financial Statements and Other Information
December 31, 2025

AZL® International Index Fund
Financial Statements (Form N-CSR Item 7)
Consolidated Schedule of Portfolio Investments

Consolidated Statement of Assets and Liabilities

Consolidated Statement of Operations

Consolidated Statements of Changes in Net Assets

Consolidated Financial Highlights

Notes to the Consolidated Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information (Unaudited)

Other Information (Form N-CSR Items 8-11) (Unaudited)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks (98.8%):
Aerospace & Defense (3.4%):
34,611 Airbus SE $ 8,027,466
175,024 BAE Systems plc 4,022,910
1,137 Dassault Aviation SA 364,312
1,682 Elbit Systems, Ltd. 971,345
3,296 Hensoldt AG 284,808
26,483 Kongsberg Gruppen ASA 679,277
23,813 Leonardo SpA 1,364,030
73,200 Melrose Industries plc 575,805
3,103 MTU Aero Engines AG 1,294,207
2,679 Rheinmetall AG 4,912,078
490,380 Rolls-Royce Holdings plc 7,620,681
18,992 Saab AB, Class B 1,105,006
20,974 Safran SA 7,297,944
91,000 Singapore Technologies Engineering, Ltd. 593,857
5,334 Thales SA 1,440,595
40,554,321
Air Freight & Logistics (0.5%):
55,865 Deutsche Post AG 3,059,595
12,009 DSV A/S 3,022,328
15,962 InPost SA* 195,498
13,900 SG Holdings Co., Ltd. 127,456
6,404,877
Automobile Components (0.6%):
29,100 Aisin Corp. 544,291
67,400 Bridgestone Corp. 1,516,285
39,233 Cie Generale des Etablissements Michelin SCA 1,301,010
6,690 Continental AG 534,020
101,200 Denso Corp. 1,396,171
41,200 Sumitomo Electric Industries, Ltd. 1,668,358
6,960,135
Automobiles (2.2%):
16,200 Bayerische Motoren Werke AG 1,771,106
7,281 Ferrari NV 2,710,740
213,600 Honda Motor Co., Ltd. 2,091,168
31,000 Isuzu Motors, Ltd. 483,333
42,064 Mercedes-Benz Group AG 2,968,163
132,100 Nissan Motor Co., Ltd.* 328,150
10,790 Renault SA 446,657
116,425 Stellantis NV 1,274,178
1,047 Stellantis NV Milan 11,558
34,700 Subaru Corp. 745,348
93,800 Suzuki Motor Corp. 1,393,290
551,630 Toyota Motor Corp. 11,801,878
51,500 Yamaha Motor Co., Ltd. 380,420
26,405,989
Banks (14.9%):
34,722 ABN AMRO Bank NV 1,211,871
124,742 AIB Group plc 1,340,326
172,713 ANZ Group Holdings, Ltd. 4,178,268
115,787 Banca Monte dei Paschi di Siena SpA 1,232,525
335,685 Banco Bilbao Vizcaya Argentaria SA 7,851,064
65,812 Banco BPM SpA 999,582
459,252 Banco Comercial Portugues SA, Class R 481,208
282,531 Banco de Sabadell SA 1,107,828
867,038 Banco Santander SA 10,173,707
Shares Value
Common Stocks, continued
Banks, continued
73,519 Bank Hapoalim BM $ 1,665,780
86,390 Bank Leumi Le-Israel BM 1,907,144
53,752 Bank of Ireland Group plc 1,028,263
39,961 Bankinter SA 661,620
1,647 Banque Cantonale Vaudoise, Registered Shares 208,389
813,273 Barclays plc 5,161,775
58,543 BNP Paribas SA 5,539,203
220,000 BOC Hong Kong Holdings, Ltd. 1,112,383
83,479 BPER Banca SpA 1,128,750
225,664 CaixaBank SA 2,755,633
34,500 Chiba Bank, Ltd. (The) 383,603
42,135 Commerzbank AG 1,783,682
97,900 Commonwealth Bank of Australia 10,464,556
62,338 Credit Agricole SA 1,279,513
38,823 Danske Bank A/S 1,936,893
124,140 DBS Group Holdings, Ltd. 5,434,177
50,969 DNB Bank ASA 1,420,143
17,952 Erste Group Bank AG 2,159,619
34,489 FinecoBank Banca Fineco SpA 895,574
45,700 Hang Seng Bank, Ltd. 901,375
1,003,320 HSBC Holdings plc 15,727,033
175,935 ING Groep NV 4,945,330
836,373 Intesa Sanpaolo SpA 5,792,151
71,010 Israel Discount Bank, Ltd., Class A 755,220
105,500 Japan Post Bank Co., Ltd. 1,483,941
13,528 KBC Group NV 1,758,265
3,470,211 Lloyds Banking Group plc 4,572,372
666,900 Mitsubishi UFJ Financial Group, Inc. 10,591,926
8,977 Mizrahi Tefahot Bank, Ltd. 627,838
144,563 Mizuho Financial Group, Inc. 5,249,999
178,527 National Australia Bank, Ltd. 5,026,399
470,134 NatWest Group plc 4,099,756
180,776 Nordea Bank Abp 3,407,404
199,799 Oversea-Chinese Banking Corp., Ltd. 3,069,822
7,818 Raiffeisen Bank International AG 349,576
120,487 Resona Holdings, Inc. 1,142,568
317,881 Sberbank of Russia*(a)(b) —
88,511 Skandinaviska Enskilda Banken AB, Class A 1,869,042
41,160 Societe Generale SA 3,315,896
113,052 Standard Chartered plc 2,760,350
213,607 Sumitomo Mitsui Financial Group, Inc. 6,875,469
36,406 Sumitomo Mitsui Trust Group, Inc. 1,106,378
83,358 Svenska Handelsbanken AB, Class A 1,215,992
49,280 Swedbank AB, Class A 1,714,895
3,719 T-Tekhnologii MKPAO, GDR*(a) —
81,655 UniCredit SpA 6,778,083
73,073 United Overseas Bank, Ltd. 1,990,494
19,456 VTB Bank PJSC*(a)(b) —
199,353 Westpac Banking Corp. 5,117,931
61,200 Yokohama Financial Group, Inc. 504,486
178,253,070
Beverages (1.2%):
57,573 Anheuser-Busch InBev SA/NV 3,693,599
87,400 Asahi Group Holdings, Ltd. 914,382
5,423 Carlsberg AS, Class B 710,982
11,304 Coca-Cola Europacific Partners plc 1,025,273
12,408 Coca-Cola HBC AG* 642,454
37,056 Davide Campari-Milano NV, Class M^ 240,576

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Beverages, continued
129,288 Diageo plc $ 2,784,455
7,905 Heineken Holding NV 579,809
16,587 Heineken NV 1,356,727
45,000 Kirin Holdings Co., Ltd. 676,923
12,131 Pernod Ricard SA 1,038,435
8,700 Suntory Beverage & Food, Ltd. 262,936
13,926,551
Biotechnology (0.7%):
3,603 Argenx SE* 3,032,226
28,076 CSL, Ltd. 3,233,983
3,617 Genmab A/S* 1,117,820
17,194 Grifols SA 215,135
11,326 Swedish Orphan Biovitrum AB* 407,348
8,006,512
Broadline Retail (0.9%):
6,675 Next plc 1,227,878
965 Ozon Holdings plc, ADR*(a) —
321 Ozon Holdings plc*(a)(b) —
116,000 Pan Pacific International Holdings Corp. 691,359
75,692 Prosus NV* 4,674,627
89,600 Rakuten Group, Inc.* 574,955
29,100 Ryohin Keikaku Co., Ltd. 517,086
66,411 Wesfarmers, Ltd. 3,578,947
11,264,852
Building Products (0.9%):
10,900 AGC, Inc. 361,677
58,826 Assa Abloy AB, Class B 2,281,297
557 Belimo Holding AG, Class R 542,496
26,302 Cie de Saint-Gobain SA 2,669,773
15,500 Daikin Industries, Ltd. 1,990,036
1,974 Geberit AG, Registered Shares 1,538,079
9,201 Kingspan Group plc 794,994
81,263 Nibe Industrier AB, Class B 311,861
6,360 ROCKWOOL A/S, Class B 223,885
10,714,098
Capital Markets (3.2%):
58,274 3i Group plc 2,534,894
3,294 Amundi SA 272,405
11,709 ASX, Ltd. 401,642
12,365 CVC Capital Partners plc 207,039
75,900 Daiwa Securities Group, Inc. 664,960
107,777 Deutsche Bank AG, Registered Shares 4,191,599
11,053 Deutsche Boerse AG 2,902,952
29,344 EQT AB^ 1,145,238
4,613 Euronext NV 692,322
2,802 Futu Holdings, Ltd., ADR* 460,116
69,593 Hong Kong Exchanges & Clearing, Ltd. 3,636,325
55,300 Japan Exchange Group, Inc. 590,311
11,776 Julius Baer Group, Ltd. 920,865
27,171 London Stock Exchange Group plc 3,271,197
21,141 Macquarie Group, Ltd. 2,844,594
175,400 Nomura Holdings, Inc. 1,459,238
1,309 Partners Group Holding AG 1,608,394
33,980 SBI Holdings, Inc. 733,427
38,684 Schroders plc 210,796
48,300 Singapore Exchange, Ltd. 634,815
Shares Value
Common Stocks, continued
Capital Markets, continued
45,462 The Moscow Exchange*(a)(b) $ —
184,949 UBS Group AG 8,551,808
37,934,937
Chemicals (2.0%):
33,695 Air Liquide SA 6,340,358
9,997 Akzo Nobel NV 694,272
77,337 Alrosa PAO*(a)(b) —
76,300 Asahi Kasei Corp. 677,232
52,531 BASF SE 2,744,129
10,168 DSM-Firmenich AG 821,610
432 EMS-Chemie Holding AG 298,994
16,251 Evonik Industries AG 255,017
531 Givaudan SA, Registered Shares 2,111,582
44,215 ICL Group, Ltd. 253,962
75,400 Mitsubishi Chemical Group Corp. 440,440
58,200 Nippon Paint Holdings Co., Ltd. 388,805
10,400 Nippon Sanso Holdings Corp. 310,590
38,800 Nitto Denko Corp. 922,043
20,503 Novonesis (Novozymes) B 1,313,144
1,447 PhosAgro PJSC*(a)(b) —
27 PhosAgro PJSC, GDR*(a) —
98,000 Shin-Etsu Chemical Co., Ltd. 3,048,003
8,895 Sika AG, Registered Shares 1,823,541
4,071 Syensqo SA 326,924
8,075 Symrise AG 653,381
77,600 Toray Industries, Inc. 505,808
9,037 Yara International ASA 370,459
24,300,294
Commercial Services & Supplies (0.3%):
80,820 Brambles, Ltd. 1,238,554
21,400 Dai Nippon Printing Co., Ltd. 368,392
147,494 Rentokil Initial plc 880,802
23,600 Secom Co., Ltd. 838,833
28,825 Securitas AB, Class B 459,432
14,300 TOPPAN Holdings, Inc. 424,685
4,210,698
Communications Equipment (0.3%):
310,017 Nokia Oyj 2,007,820
160,685 Telefonaktiebolaget LM Ericsson, Class B 1,569,078
3,576,898
Construction & Engineering (1.0%):
10,471 ACS Actividades de Construccion y Servicios SA 1,038,417
10,791 Bouygues SA 559,353
3,880 Eiffage SA 556,451
30,280 Ferrovial SE 1,958,188
924 HOCHTIEF AG 365,689
24,000 Kajima Corp. 895,087
37,500 Obayashi Corp. 783,423
19,974 Skanska AB, Class B 545,235
8,700 Taisei Corp. 824,862
29,058 Vinci SA 4,080,196
11,606,901
Construction Materials (0.4%):
4,578 Buzzi SpA 278,247
7,839 Heidelberg Materials AG 2,052,625

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Construction Materials, continued
29,716 Holcim AG* $ 2,913,895
5,244,767
Consumer Finance (0.0%
†
):
— Isracard, Ltd. 2
Consumer Staples Distribution & Retail (1.2%):
130,800 Aeon Co., Ltd. 2,067,653
34,200 Carrefour SA 570,423
77,117 Coles Group, Ltd. 1,103,147
103,472 J Sainsbury plc 455,926
16,064 Jeronimo Martins SGPS SA 382,618
14,547 Kesko Oyj, Class B 329,046
9,300 Kobe Bussan Co., Ltd. 224,908
52,791 Koninklijke Ahold Delhaize NV 2,164,925
123,326 Marks & Spencer Group plc 548,498
18,700 MatsukiyoCocokara & Co. 324,678
121,300 Seven & i Holdings Co., Ltd. 1,742,202
6,613 Sev erstal*(a)(b) —
199,091 Surgutneftegas Prefernce*(a)(b) —
381,037 Tesco plc 2,268,243
15,600 Tsuruha Holdings, Inc. 286,401
70,755 Woolworths Group, Ltd. 1,385,433
3,565 X5 Retail Group NV, GDR*(a) —
13,854,101
Distributors (0.0%
†
):
1,374 D'ieteren Group 247,486
Diversified Consumer Services (0.0%
†
):
32,930 Pearson plc 464,649
171,452 Surgutneftegas PJSC*(a)(b) —
464,649
Diversified REITs (0.1%):
325,237 CapitaLand Integrated Commercial Trust 603,417
3,599 Covivio SA 239,163
44,366 Land Securities Group plc 369,171
143,331 Stockland 546,111
1,757,862
Diversified Telecommunication Services (1.7%):
343,273 BT Group plc 848,685
28,572 Cellnex Telecom SA 918,986
214,279 Deutsche Telekom AG 6,950,062
8,356 Elisa Oyj 370,811
198,525 HKT Trust & HKT, Ltd., Class SS 293,404
18,241 Infrastrutture Wireless Italiane SpA 169,022
231,505 Koninklijke KPN NV 1,082,926
1,719,500 NTT, Inc. 1,735,022
108,882 Orange SA 1,816,563
34,912 Rosneft Oil Co. PJSC*(a)(b) —
435,100 Singapore Telecommunications, Ltd. 1,541,939
1,541 Swisscom AG, Registered Shares 1,120,118
708,996 Telecom Italia SpA* 425,276
218,396 Telefonica SA 896,441
34,830 Telenor ASA 507,244
137,757 Telia Co. AB 588,714
Shares Value
Common Stocks, continued
Diversified Telecommunication Services, continued
223,601 Telstra Group, Ltd. $ 725,187
19,990,400
Electric Utilities (2.0%):
1,609 Acciona SA 349,603
1,257 BKW AG 266,818
38,900 Chubu Electric Power Co., Inc. 598,882
35,570 CK Infrastructure Holdings, Ltd. 263,258
97,500 CLP Holdings, Ltd. 871,182
45,124 Contact Energy, Ltd. 240,216
174,812 EDP - Energias de Portugal SA 803,445
2,653 Elia Group SA/NV 342,032
19,037 Endesa SA 685,218
473,088 Enel SpA 4,928,748
26,374 Fortum Oyj 561,219
369,693 Iberdrola SA 8,001,383
952,130 Inter Rao Ues PJSC*(a)(b) —
54,100 Kansai Electric Power Co., Inc. (The) 848,987
97,327 Origin Energy, Ltd. 745,317
77,000 Power Assets Holdings, Ltd. 545,392
23,990 Redeia Corp. SA 427,654
69,590 SSE plc 2,040,177
82,596 Terna - Rete Elettrica Nazionale 878,194
4,398 Verbund AG 321,030
23,718,755
Electrical Equipment (2.8%):
91,350 ABB, Ltd., Registered Shares 6,754,417
7,600 Fuji Electric Co., Ltd. 576,215
15,000 Fujikura, Ltd. 1,675,489
15,499 Legrand SA 2,303,052
110,900 Mitsubishi Electric Corp. 3,253,831
46,800 NIDEC Corp. 633,849
16,358 Prysmian SpA 1,630,951
31,928 Schneider Electric SE 8,750,779
45,140 Siemens Energy AG* 6,378,999
58,643 Vestas Wind Systems A/S 1,583,443
33,541,025
Electronic Equipment, Instruments & Components (1.0%):
22,736 Halma plc 1,077,278
122,409 Hexagon AB, Class B 1,448,270
11,280 Keyence Corp. 4,087,319
74,700 Kyocera Corp. 1,048,779
96,900 Murata Manufacturing Co., Ltd. 2,011,864
13,300 Shimadzu Corp. 354,251
115,600 TDK Corp. 1,635,791
12,400 Yokogawa Electric Corp. 397,735
12,061,287
Energy Equipment & Services (0.0%
†
):
23,094 Tenaris SA 445,450
Entertainment (1.4%):
38,316 Bollore SE 215,447
19,800 Capcom Co., Ltd. 460,716
3,692 CTS Eventim AG & Co. KGaA 338,867
5,800 Konami Group Corp. 790,660
20,300 Nexon Co., Ltd. 498,062
64,600 Nintendo Co., Ltd. 4,364,245

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Entertainment, continued
21,485 Sea, Ltd., ADR* $ 2,740,841
9,089 Spotify Technology SA* 5,278,073
6,700 Toho Co., Ltd. 341,691
63,356 Universal Music Group NV 1,655,069
16,683,671
Financial Services (1.2%):
1,461 Adyen NV* 2,343,938
11,770 Banca Mediolanum SpA 267,984
14,108 Edenred SE 313,391
5,200 EXOR NV 440,657
4,496 Groupe Bruxelles Lambert NV 400,144
7,124 Industrivarden AB, Class A 320,260
8,707 Industrivarden AB, Class C 390,604
106,119 Investor AB, Class B 3,788,074
4,233 L E Lundbergforetagen AB, Class B 234,292
127,295 M&G plc 488,762
53,700 Mitsubishi HC Capital, Inc. 449,535
29,884 Mobile TeleSystems PJSC*(a)(b) —
33,006 Nexi SpA 162,828
66,900 ORIX Corp. 1,945,153
27,523 Poste Italiane SpA 692,355
947 Sofina SA 273,932
380,800 Sony Financial Group, Inc.* 403,002
20,376 Washington H Soul Pattinson & Co., Ltd. 503,770
39,982 Wise plc, Class A* 480,152
13,898,833
Food Products (2.2%):
54,000 Ajinomoto Co., Inc. 1,142,290
18,269 Associated British Foods plc 523,782
193 Barry Callebaut AG, Registered Shares^ 317,266
274,400 China Huishan Dairy Holdings Co., Ltd.*(a) —
6 Chocoladefabriken Lindt & Spruengli AG 879,159
55 Chocoladefabriken Lindt & Spruengli AG, Class PC 804,580
37,389 Danone SA 3,373,306
10,282 JDE Peet's NV 384,946
9,724 Kerry Group plc, Class A 891,291
37,700 Kikkoman Corp. 341,909
27 Lotus Bakeries NV 249,068
29,206 Magnum Ice Cream Co. NV (The)* 463,478
27,016 Mowi ASA 652,635
150,125 Nestle SA, Registered Shares 14,925,206
41,440 Orkla ASA 462,835
3,689 Salmar ASA 226,096
458,797 WH Group, Ltd. 510,804
122,400 Wilmar International, Ltd. 292,681
26,441,332
Gas Utilities (0.3%):
77,785 APA Group 465,187
624,135 Hong Kong & China Gas Co., Ltd. 561,630
13,590 Naturgy Energy Group SA 413,763
20,500 Osaka Gas Co., Ltd. 711,631
119,454 Snam SpA 793,536
19,100 Tokyo Gas Co., Ltd. 755,329
3,701,076
Ground Transportation (0.4%):
44,500 Central Japan Railway Co. 1,233,778
Shares Value
Common Stocks, continued
Ground Transportation, continued
55,739 East Japan Railway Co. $ 1,475,310
128,935 Grab Holdings, Ltd.* 643,386
14,800 Hankyu Hanshin Holdings, Inc. 372,268
95,994 MTR Corp., Ltd. 367,084
12,500 Seibu Holdings, Inc. 343,716
15,800 Tokyo Metro Co., Ltd. 160,834
29,900 Tokyu Corp. 349,914
24,800 West Japan Railway Co. 495,983
5,442,273
Health Care Equipment & Supplies (1.7%):
29,064 Alcon AG 2,309,237
2,658 BioMerieux 344,111
3,793 Cochlear, Ltd. 657,214
7,583 Coloplast A/S, Class B 650,963
4,743 Demant A/S* 160,122
17,533 EssilorLuxottica SA 5,543,017
35,227 Fisher & Paykel Healthcare Corp., Ltd. 764,014
20,000 Hoya Corp. 3,029,768
46,059 Koninklijke Philips NV 1,246,481
65,100 Olympus Corp. 829,364
19,775 Siemens Healthineers AG 1,037,654
45,486 Smith & Nephew plc 757,096
3,018 Sonova Holding AG 778,889
6,330 Straumann Holding AG, Class R 741,426
30,500 Sysmex Corp. 300,667
76,200 Terumo Corp. 1,110,325
20,260,348
Health Care Providers & Services (0.2%):
13,306 Fresenius Medical Care AG 637,437
24,797 Fresenius SE & Co. KGaA 1,427,081
270,640 Sigma Healthcare, Ltd. 530,751
27,954 Sonic Healthcare, Ltd. 421,439
3,016,708
Health Care Technology (0.1%):
27,300 M3, Inc. 369,749
3,250 Pro Medicus, Ltd. 475,791
845,540
Hotels, Restaurants & Leisure (1.1%):
11,452 Accor SA 648,828
26,161 Amadeus IT Group SA 1,918,716
32,573 Aristocrat Leisure, Ltd. 1,262,901
98,860 Compass Group plc 3,144,668
11,173 Delivery Hero SE* 298,280
37,433 Entain plc 385,389
7,897 Evolution AB 537,590
5,709 FDJ UNITED 158,269
117,000 Galaxy Entertainment Group, Ltd. 573,868
8,663 InterContinental Hotels Group plc 1,213,271
132,382 Lottery Corp., Ltd. (The) 455,020
62,300 Oriental Land Co., Ltd. 1,152,547
135,932 Sands China, Ltd. 342,584
4,943 Sodexo SA 253,210
10,693 Whitbread plc 364,970
5,200 Zensho Holdings Co., Ltd. 298,071
13,008,182

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Household Durables (1.0%):
79,776 Barratt Redrow plc $ 408,659
135,800 Panasonic Holdings Corp. 1,776,766
36,100 Sekisui House, Ltd. 805,905
359,800 Sony Group Corp. 9,197,719
12,189,049
Household Products (0.4%):
34,377 Essity AB, Class B 990,603
6,320 Henkel AG & Co. KGaA 482,785
39,739 Reckitt Benckiser Group plc 3,216,740
65,400 Unicharm Corp. 374,893
5,065,021
Independent Power and Renewable Electricity Producers
(0.2%):
18,495 ACEN Corp. 855
18,749 EDP Renovaveis SA 264,451
67,249 Meridian Energy, Ltd. 216,523
31,554 Orsted AS* 605,575
36,708 RWE AG 1,953,098
3,040,502
Industrial Conglomerates (2.1%):
156,744 CK Hutchison Holdings, Ltd. 1,067,926
5,461 DCC plc 339,345
900 Hikari Tsushin, Inc. 251,530
267,900 Hitachi, Ltd. 8,312,296
58,786 Infratil, Ltd. 374,776
7,682 Investment AB Latour, Class B 187,052
9,600 Jardine Matheson Holdings, Ltd. 654,755
87,900 Keppel, Ltd. 705,737
13,879 Lifco AB, Class B 524,667
22,500 Sekisui Chemical Co., Ltd. 377,527
44,265 Siemens AG, Registered Shares 12,430,170
18,273 Smiths Group plc 575,699
25,801,480
Industrial REITs (0.3%):
242,083 CapitaLand Ascendas REIT 532,226
118,988 Goodman Group 2,445,762
74,421 Segro plc 719,792
3,697,780
Insurance (5.9%):
15,823 Admiral Group plc 677,268
72,821 Aegon, Ltd. 561,954
8,356 Ageas SA/NV 585,730
612,200 AIA Group, Ltd. 6,288,370
22,493 Allianz SE, Registered Shares
+
10,315,964
8,714 ASR Nederland NV 618,527
178,010 Aviva plc 1,629,488
101,033 AXA SA 4,858,756
204,300 Dai-ichi Life Holdings, Inc. 1,696,361
50,060 Generali 2,101,142
12,667 Gjensidige Forsikring ASA 379,671
3,433 Hannover Rueck SE 1,072,528
4,689 Helvetia Baloise Holding AG, Registered Shares 1,236,473
139,838 Insurance Australia Group, Ltd. 743,279
103,800 Japan Post Holdings Co., Ltd. 1,091,682
10,200 Japan Post Insurance Co., Ltd. 306,102
Shares Value
Common Stocks, continued
Insurance, continued
329,153 Legal & General Group plc $ 1,155,565
54,896 Mapfre SA 276,248
164,810 Medibank Pvt, Ltd. 525,682
73,933 MS&AD Insurance Group Holdings, Inc. 1,741,134
7,609 Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Class R 5,024,399
15,954 NN Group NV 1,228,090
12,828 Phoenix Financial, Ltd. 531,657
41,077 Phoenix Group Holdings plc 404,851
147,586 Prudential plc 2,276,734
87,729 QBE Insurance Group, Ltd. 1,161,956
139,535 Sampo Oyj, A Shares 1,691,222
51,475 Sompo Holdings, Inc. 1,752,680
64,859 Suncorp Group, Ltd. 761,690
1,689 Swiss Life Holding AG 1,951,804
17,516 Swiss Re AG 2,921,601
27,536 T&D Holdings, Inc. 634,618
3,871 Talanx AG 516,678
107,800 Tokio Marine Holdings, Inc. 4,002,679
20,010 Tryg A/S 523,770
21,861 Unipol Assicurazioni SpA 525,810
8,525 Zurich Insurance Group AG 6,472,255
70,244,418
Interactive Media & Services (0.3%):
47,026 Auto Trader Group plc 370,772
22,839 CAR Group, Ltd. 467,247
168,900 LY Corp. 449,777
11,481 Nebius Group NV* 961,017
3,239 REA Group, Ltd. 396,371
4,293 Scout24 SE 432,680
3,760 VK IPJSC, GDR*(a) —
3,077,864
IT Services (0.8%):
9,163 Capgemini SE 1,517,382
102,700 Fujitsu, Ltd. 2,816,147
76,100 NEC Corp. 2,566,349
21,638 Nomura Research Institute, Ltd. 833,098
18,300 Obic Co., Ltd. 575,126
14,600 Otsuka Corp. 300,597
11,700 TIS, Inc. 391,688
2,458 Wix.com, Ltd.* 255,362
9,255,749
Leisure Products (0.1%):
34,300 Bandai Namco Holdings, Inc. 914,324
4,400 Shimano, Inc. 464,609
1,378,933
Life Sciences Tools & Services (0.4%):
6,901 Eurofins Scientific SE 504,670
4,124 Lonza Group AG, Registered Shares 2,790,827
12,099 Qiagen NV 552,183
1,691 Sartorius Stedim Biotech 416,046
4,263,726
Machinery (3.2%):
16,953 Alfa Laval AB 856,878
19,169 Alstom SA* 567,409

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Machinery, continued
157,421 Atlas Copco AB, Class A $ 2,821,114
92,096 Atlas Copco AB, Class B 1,477,399
19,700 Daifuku Co., Ltd. 621,078
27,047 Daimler Truck Holding AG 1,185,900
27,500 Ebara Corp. 648,713
37,060 Epiroc AB, Class A 838,790
22,893 Epiroc AB, Class B 462,091
54,800 FANUC Corp. 2,133,072
8,398 GEA Group AG 570,121
59,900 IHI Corp. 1,056,299
16,242 Indutrade AB 421,084
8,600 Kawasaki Heavy Industries, Ltd. 568,949
4,430 Knorr-Bremse AG 495,354
56,100 Komatsu, Ltd. 1,793,577
19,376 Kone Oyj, Class B 1,374,189
58,300 Kubota Corp. 823,350
12,300 Makita Corp. 371,584
38,584 Metso Oyj 673,114
19,800 MINEBEA MITSUMI, Inc. 397,709
188,200 Mitsubishi Heavy Industries, Ltd. 4,609,976
280 Rational AG 216,714
62,101 Sandvik AB 2,012,032
2,416 Schindler Holding AG, Class PC 910,725
1,306 Schindler Holding AG, Registered Shares 463,030
20,349 SKF AB, B Shares 540,975
3,400 SMC Corp. 1,184,019
4,155 Spirax Group plc 379,918
84,500 Techtronic Industries Co., Ltd. 970,827
9,300 Toyota Industries Corp.* 1,056,170
11,655 Trelleborg AB, Class B 493,340
1,610 VAT Group AG 773,310
91,812 Volvo AB, Class B 2,943,765
29,167 Wartsila OYJ Abp 1,031,839
155,500 Yangzijiang Shipbuilding Holdings, Ltd. 421,108
38,165,522
Marine Transportation (0.3%):
159 AP Moller - Maersk A/S, Class A 366,212
222 AP Moller - Maersk A/S, Class B^ 511,747
20,500 Kawasaki Kisen Kaisha, Ltd. 285,076
2,905 Kuehne + Nagel International AG, Class R 625,914
19,200 Mitsui OSK Lines, Ltd. 576,509
24,500 Nippon Yusen KK 793,337
82,000 SITC International Holdings Co., Ltd. 292,970
3,451,765
Media (0.2%):
75,104 Informa plc 890,711
13,532 Publicis Groupe SA 1,403,709
2,294,420
Metals & Mining (2.9%):
64,935 Anglo American plc 2,675,452
23,088 Antofagasta plc 1,013,155
27,837 ArcelorMittal SA 1,267,658
297,123 BHP Group, Ltd. 8,963,992
17,002 Boliden AB* 941,159
11,477 Endeavour Mining plc 594,161
120,894 Evolution Mining, Ltd. 1,016,853
97,310 Fortescue, Ltd. 1,422,520
Shares Value
Common Stocks, continued
Metals & Mining, continued
12,249 Fresnillo plc $ 545,323
592,615 Glencore plc* 3,223,092
34,200 JFE Holdings, Inc. 435,243
33,100 JX Advanced Metals Corp. 415,407
53,826 Lynas Rare Earths, Ltd.* 443,911
185,700 MMC Norilsk Nickel PJSC*(a)(b) —
274,940 Nippon Steel Corp. 1,124,548
80,901 Norsk Hydro ASA 625,409
80,139 Northern Star Resources, Ltd. 1,421,221
42,350 Novolipetsk Steel PJSC*(a)(b) —
1,026 Polyus PJSC*(a)(b) —
65,659 Rio Tinto plc 5,237,658
21,225 Rio Tinto, Ltd. 2,079,536
254,475 South32, Ltd. 604,004
13,600 Sumitomo Metal Mining Co., Ltd. 546,905
84,297 United Co. RUSAL International PJSC*(a)(b) —
34,597,207
Multi-Utilities (1.0%):
273,631 Centrica plc 622,933
129,157 E.ON SE 2,448,212
105,855 Engie SA 2,783,076
288,982 National Grid plc 4,452,738
55,700 Sembcorp Industries, Ltd.^ 260,084
37,594 Veolia Environnement SA 1,309,730
11,876,773
Office REITs (0.0%
†
):
2,741 Gecina SA 260,038
430 Nippon Building Fund, Inc. 392,071
652,109
Oil, Gas & Consumable Fuels (3.1%):
19,548 Aker BP ASA 497,663
916,390 BP plc 5,318,674
157,620 ENEOS Holdings, Inc. 1,113,993
118,629 Eni SpA^ 2,249,982
45,368 Equinor ASA 1,073,113
25,983 Galp Energia SGPS SA 442,599
354,974 Gazprom PJSC*(a)(b) —
47,635 Idemitsu Kosan Co., Ltd. 359,360
51,600 Inpex Corp. 1,021,267
12,219 LUKOIL PJSC*(a)(b) —
26,034 Neste Oyj 589,084
27,220 Novatek PJSC*(a)(b) —
8,651 OMV AG 481,180
65,511 Repsol SA 1,226,885
187,480 Santos, Ltd. 768,788
337,417 Shell plc 12,392,540
43,241 Tatneft PJSC*(a)(b) —
115,671 TotalEnergies SE 7,538,560
112,133 Woodside Energy Group, Ltd. 1,755,457
36,829,145
Paper & Forest Products (0.2%):
4,415 Holmen AB, B Shares 169,727
35,841 Stora Enso Oyj, Class R 448,719
37,689 Svenska Cellulosa AB SCA, Class B 500,760

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Paper & Forest Products, continued
30,887 UPM-Kymmene Oyj $ 895,004
2,014,210
Passenger Airlines (0.3%):
9,000 ANA Holdings, Inc. 170,968
35,460 Deutsche Lufthansa AG, Registered Shares 350,614
68,891 International Consolidated Airlines Group SA 381,946
8,770 Japan Airlines Co., Ltd. 163,264
43,692 Qantas Airways, Ltd. 301,360
49,379 Ryanair Holdings plc 1,714,685
94,150 Singapore Airlines, Ltd. 468,429
3,551,266
Personal Care Products (1.4%):
5,410 Beiersdorf AG 595,298
27,600 Kao Corp. 1,104,580
13,990 L'Oreal SA 6,008,669
22,800 Shiseido Co., Ltd. 332,843
126,948 Unilever plc 8,298,545
16,339,935
Pharmaceuticals (8.2%):
106,100 Astellas Pharma, Inc. 1,417,784
90,382 AstraZeneca plc 16,644,654
57,541 Bayer AG, Registered Shares 2,481,950
38,500 Chugai Pharmaceutical Co., Ltd. 2,024,127
104,100 Daiichi Sankyo Co., Ltd. 2,217,369
15,200 Eisai Co., Ltd. 451,007
1,190 Financiere de Tubize SA 291,103
9,053 Galderma Group AG 1,838,072
236,721 GSK plc 5,816,506
522,810 Haleon plc 2,645,024
10,247 Hikma Pharmaceuticals plc 214,053
2,102 Ipsen SA 293,553
2,251 Kangmei Pharmaceutical Co.*(a) —
15,000 Kyowa Kirin Co., Ltd. 241,505
7,518 Merck KGaA 1,079,052
110,794 Novartis AG, Registered Shares 15,308,749
187,586 Novo Nordisk A/S, Class B 9,562,761
5,975 Orion Oyj, Class B 446,138
25,300 Otsuka Holdings Co., Ltd. 1,429,496
6,807 Recordati Industria Chimica e Farmaceutica SpA 387,701
40,948 Roche Holding AG 16,926,775
1,853 Roche Holding AG, Class BR 782,600
24,754 Sandoz Group AG 1,804,562
64,345 Sanofi SA 6,242,085
42,700 Shionogi & Co., Ltd. 772,719
92,673 Takeda Pharmaceutical Co., Ltd. 2,879,437
64,003 Teva Pharmaceutical Industries, Ltd., ADR* 1,997,534
7,410 UCB SA 2,066,604
98,262,920
Professional Services (1.3%):
20,712 Bureau Veritas SA^ 659,529
31,109 Computershare, Ltd. 706,344
53,331 Experian plc 2,411,542
8,671 Intertek Group plc 537,660
6,544 Randstad NV 248,766
82,300 Recruit Holdings Co., Ltd. 4,695,572
106,306 RELX plc 4,299,123
Shares Value
Common Stocks, continued
Professional Services, continued
9,530 SGS SA, Registered Shares $ 1,092,837
13,338 Wolters Kluwer NV 1,384,721
16,036,094
Real estate Development (0.0%
†
):
60,000 China Evergrande Group* 1,257
Real Estate Management & Development (1.0%):
2,743 Azrieli Group, Ltd. 310,966
139,300 CapitaLand Investment, Ltd. 293,760
108,244 CK Asset Holdings, Ltd. 545,249
17,500 Daito Trust Construction Co., Ltd. 333,794
32,900 Daiwa House Industry Co., Ltd. 1,092,735
40,156 Fastighets AB Balder, B Shares* 296,834
88,956 Henderson Land Development Co., Ltd. 320,942
59,600 Hongkong Land Holdings, Ltd. 413,651
23,900 Hulic Co., Ltd. 261,312
4,631 LEG Immobilien SE 338,178
2,004 Magnit PJSC*(a)(b) —
62,700 Mitsubishi Estate Co., Ltd. 1,527,268
151,900 Mitsui Fudosan Co., Ltd. 1,728,448
13,604 Sagax AB, Class B 291,919
202,601 Sino Land Co., Ltd. 265,500
35,600 Sumitomo Realty & Development Co., Ltd. 892,279
83,000 Sun Hung Kai Properties, Ltd. 1,006,942
19,464 Swire Pacific, Ltd., Class A 156,543
4,498 Swiss Prime Site AG, Registered Shares 699,123
44,992 Vonovia SE 1,297,109
81,931 Wharf Holdings, Ltd. (The) 228,870
103,300 Wharf Real Estate Investment Co., Ltd. 325,505
12,626,927
Retail REITs (0.3%):
12,213 Klepierre SA 483,521
156,620 Link REIT 697,609
296,662 Scentre Group 828,262
7,414 Unibail-Rodamco-Westfield 805,728
211,704 Vicinity, Ltd. 360,105
3,175,225
Semiconductors & Semiconductor Equipment (4.0%):
44,700 Advantest Corp. 5,643,827
2,736 ASM International NV 1,649,174
22,623 ASML Holding NV 24,180,069
4,179 BE Semiconductor Industries NV 649,805
5,400 Disco Corp. 1,665,523
76,630 Infineon Technologies AG 3,395,105
11,200 Kioxia Holdings Corp.* 749,946
4,600 Lasertec Corp. 873,124
1,658 Nova, Ltd.* 553,392
100,600 Renesas Electronics Corp. 1,377,921
4,400 SCREEN Holdings Co., Ltd. 426,649
39,375 STMicroelectronics NV 1,020,354
26,100 Tokyo Electron, Ltd. 5,732,750
47,917,639
Software (1.8%):
4,567 Check Point Software Technologies, Ltd.* 847,453
2,891 CyberArk Software, Ltd.* 1,289,559
38,377 Dassault Systemes SE 1,071,793

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Software, continued
2,370 Monday.com, Ltd.* $ 349,717
3,511 Nemetschek SE 382,805
3,641 Nice, Ltd.* 413,764
2,300 Oracle Corp. 193,871
55,987 Sage Group plc (The) 815,118
60,845 SAP SE 14,886,211
7,700 Trend Micro, Inc. 318,876
12,372 WiseTech Global, Ltd. 560,605
9,241 Xero, Ltd.* 698,571
21,828,343
Specialty Retail (0.9%):
5,181 Avolta AG* 307,350
11,000 Fast Retailing Co., Ltd. 3,989,684
29,193 H & M Hennes & Mauritz AB, Class B 587,384
63,536 Industria de Diseno Textil SA 4,184,791
137,007 JD Sports Fashion plc 155,536
99,357 Kingfisher plc 416,540
22,300 Nitori Holdings Co., Ltd. 390,414
10,500 Sanrio Co., Ltd. 329,463
12,428 Zalando SE* 368,969
25,300 ZOZO, Inc. 209,271
10,939,402
Technology Hardware, Storage & Peripherals (0.3%):
50,300 Canon, Inc. 1,489,192
64,500 FUJIFILM Holdings Corp. 1,378,294
9,084 Logitech International SA, Class R 925,372
3,792,858
Textiles, Apparel & Luxury Goods (2.4%):
10,115 adidas AG 1,990,959
41,400 Asics Corp. 997,485
31,312 Cie Financiere Richemont SA, Registered Shares 6,759,344
2,316 FF Group*(a) —
1,845 Hermes International SCA 4,558,060
4,386 Kering SA 1,547,523
14,563 LVMH Moet Hennessy Louis Vuitton SE 10,978,132
13,137 Moncler SpA 844,257
4,602 Pandora A/S 509,067
1,567 Swatch Group AG (The), Class BR 332,655
28,517,482
Tobacco (1.0%):
127,310 British American Tobacco plc 7,214,340
44,350 Imperial Brands plc 1,864,219
70,200 Japan Tobacco, Inc. 2,526,613
11,605,172
Trading Companies & Distributors (2.1%):
14,336 AddTech AB, B Shares 509,596
10,116 AerCap Holdings NV 1,454,276
24,385 Ashtead Group plc 1,663,370
23,474 Beijer Ref AB 377,748
7,213 Brenntag SE 420,071
19,800 Bunzl plc 552,457
3,364 IMCD NV 306,016
349,000 ITOCHU Corp. 4,405,863
82,600 Marubeni Corp. 2,298,798
186,800 Mitsubishi Corp. 4,280,946
Shares Value
Common Stocks, continued
Trading Companies & Distributors, continued
143,700 Mitsui & Co., Ltd. $ 4,247,697
15,500 MonotaRO Co., Ltd. 248,974
12,793 Rexel SA 502,810
11,585 SGH, Ltd. 356,950
64,300 Sumitomo Corp. 2,224,089
41,200 Toyota Tsusho Corp. 1,389,573
25,239,234
Transportation Infrastructure (0.3%):
43,103 Aena SME SA 1,206,518
2,169 Aeroports de Paris SA 283,353
96,608 Auckland International Airport, Ltd. 462,953
16,392 Getlink SE 302,981
178,319 Transurban Group 1,686,031
3,941,836
Water Utilities (0.1%):
15,782 Severn Trent plc 593,181
39,210 United Utilities Group plc 630,659
1,223,840
Wireless Telecommunication Services (1.1%):
170,800 KDDI Corp. 2,954,938
1,669,900 SoftBank Corp. 2,292,828
223,200 SoftBank Group Corp. 6,293,319
32,144 Tele2 AB, B Shares 539,521
1,118,907 Vodafone Group plc 1,486,443
13,567,049
Total Common Stocks (Cost $528,792,095) 1,185,206,032
Preferred Stocks (0.3%):
Automobiles (0.2%):
3,081 Bayerische Motoren Werke AG, 4.72% 331,101
6,748 Dr. Ing hc F Porsche AG, 1.79% 361,549
8,529 Porsche Automobil Holding SE, 4.79% 399,925
12,087 Volkswagen AG, 6.15% 1,469,941
2,562,516
Household Products (0.1%):
9,085 Henkel AG & Co. KGaA, 2.93% 742,448
Life Sciences Tools & Services (0.0%
†
):
1,510 Sartorius AG, 0.30% 436,538
Total Preferred Stocks (Cost $3,276,555) 3,741,502
Affiliated Investment Company (0.5%):
Money Market Funds (0.5%):
5,453,784 BlackRock Liquidity FedFund, Institutional Class,
4.14%
+
(c)(d) 5,453,784
Total Affiliated Investment Company (Cost $5,453,784) 5,453,784
Unaffiliated Investment Company (0.0%
†
):
Money Market Funds (0.0%
†
):
69 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 3.64%(d) 69
Total Unaffiliated Investment Company (Cost $69) 69

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2025 .
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of December 31, 2025 :
Total Investment Securities
(Cost $537,522,503 ) — 99.6% (e) $ 1,194,401,387
Net other assets (liabilities) — 0.4% 4,564,571
Net Assets — 100.0% $ 1,198,965,958
ADR—American Depository Receipt
GDR—Global Depositary Receipt
REIT—Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of December 31, 2025. The total value of securities on loan as of December 31, 2025 was $5,165,940.
† Represents less than 0.05%.
+ Affiliated Securities
(a) Security was valued using significant unobservable inputs as of December 31, 2025.
(b) These securities are held by the AZL MSCI Emerging Markets Equity Index Fund (the “Subsidiary”). See Note 1 in Notes to the Consolidated Financial Statements.
(c) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2025.
(d) The rate represents the effective yield at December 31, 2025.
(e) See Federal Tax Information listed in the Notes to the Consolidated Financial Statements.
Amounts shown as “—“ are either $0 or round to less than $1.
Country Percentage
Australia 6.3%
Austria 0.3%
Belgium 0.9%
Chile 0.1%
China —%
†
Cyprus —%
†
Denmark 1.9%
Finland 1.2%
France 10.3%
Germany 9.7%
Greece —%
†
Hong Kong 2.1%
Ireland 0.8%
Israel 1.1%
Italy 3.1%
Japan 22.0%
Luxembourg 0.2%
Macau —%
†
Mexico —%
†
Netherlands 5.2%
New Zealand 0.2%
Norway 0.6%
Philippines —%
†
Poland —%
†
Portugal 0.2%
Russia —%
†
Russian Federation —%
†
Singapore 1.7%
Spain 3.7%
Sweden 3.7%
Switzerland 10.1%
United Kingdom 14.1%
United States 0.5%
100.0%
† Represents less than 0.05%.

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Futures Contracts
At December 31, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
ASX SPI 200 Index March Futures (Australian Dollar) 3/19/26 8 $ 1,157,726 $ 4,419
DJ EURO STOXX 50 March Futures (Euro) 3/20/26 46 3,157,334 48,688
FTSE 100 Index March Futures (British Pounds) 3/20/26 15 2,009,636 30,688
SGX NIKKEI 225 Index March Futures (Japanese Yen) 3/12/26 7 1,127,299 4,409
$ 88,204

AZL International Index Fund

See accompanying notes to the financial statements.
Consolidated Statement of Assets and Liabilities
December 31, 2025
Consolidated Statement of Operations
For the Year Ended December 31, 2025
Assets:
Investments in non-affiliates, at cost $ 529,335,726
Investments in affiliates, at cost 8,186,777
aaa
aaa
Investments in non-affiliates, at value(a) $ 1,178,631,639
Investments in affiliates, at value 15,769,748
Deposit at broker for futures contracts collateral 373,286
Interest and dividends receivable 809,038
Foreign currency, at value (cost $6,275,378) 6,304,128
Receivable for investments sold 1,930,436
Receivable for variation margin on futures contracts 44,183
Prepaid expenses 5,504
Reclaims receivable 5,652,244
Total Assets 1,209,520,206
Liabilities:
Cash overdraft 1,785,739
Payable for investments purchased 1,227,507
Payable for capital shares redeemed 1,196,731
Payable for collateral received on loaned securities 5,453,784
Management fees payable 357,321
Administration fees payable 94,913
Distribution fees payable 234,814
Custodian fees payable 33,780
Administrative and compliance services fees payable 2,769
Transfer agent fees payable 2,755
Trustee fees payable 8,593
Other accrued liabilities 155,542
Total Liabilities 10,554,248
Commitments and contingent liabilities^
Net Assets
$ 1,198,965,958
Net Assets Consist of:
Paid-in capital $ 481, 091,547
Total distributable earnings 717, 874,411
Net Assets
$ 1,198,965,958
Class 1
Net Assets $ 96,684,736
Shares of beneficial interest (unlimited number of shares authorized, no par value) 7,267,132
Net Asset Value (offering and redemption price per share) $ 13.30
Class 2
Net Assets $ 1,102,281,222
Shares of beneficial interest (unlimited number of shares authorized, no par value) 50,329,800
Net Asset Value (offering and redemption price per share) $ 21.90
(a) Includes securities on loan of $5,165,940.
^ See Note 3 in Notes to the Consolidated Financial Statements.
Investment Income:
Dividends from non-affiliates $ 37,468,820
Dividends from affiliates 442,575
Interest 39,078
Income from securities lending 80,142
Foreign withholding tax (3,954,237)
Total Investment Income 34,076,378
Expenses:
Management fees 4,244,494
Administration fees 457,361
Distribution fees - Class 2 2,801,652
Custodian fees 192,968
Administrative and compliance services fees 26,550
Transfer agent fees 15,323
Trustee fees 58,282
Professional fees 70,127
Licensing fees 365,520
Shareholder reports 17,666
Other expenses 25,148
Total expenses 8,275,091
Net Investment Income/(Loss)
25,801,287
Net realized and Change in net unrealized gains/(losses) on
investments:
Net realized gains/(losses) on securities and foreign currencies 83,590,477
Net realized gains/(losses) on affiliated transactions 1,334,503
Net realized gains/(losses) on futures contracts 901,054
Change in net unrealized appreciation/(depreciation) on securities and foreign currencies 209,501,397
Change in net unrealized appreciation/(depreciation) on affiliated securities 2,627,360
Change in net unrealized appreciation/(depreciation) on futures contracts 198,298
Net realized and Change in net unrealized gains/(losses) on
investments
298,153,089
Change in Net Assets Resulting From Operations
$ 323,954,376

AZL International Index Fund

See accompanying notes to the financial statements.
Consolidated Statements of Changes in Net Assets
For the
Year Ended
December 31, 2025
For the
Year Ended
December 31, 2024
Change In Net Assets:
Operations:
Net investment income/(loss) $ 25,801,287 $ 28,593,982
Net realized gains/(losses) on investments 85,826,034 21,211,990
Change in unrealized appreciation/(depreciation) on investments 212,327,055 (7,393,662)
Change in net assets resulting from operations 323,954,376 42,412,310
Distributions to Shareholders:
Class 1 (5,729,512) (5,182,593)
Class 2 (38,871,862) (40,282,840)
Change in net assets resulting from distributions to shareholders (44,601,374) (45,465,433)
Capital Transactions:
Class 1
Proceeds from shares issued 436,298 586,127
Proceeds from dividends reinvested 5,729,512 5,182,593
Value of shares redeemed (11,691,827) (11,468,948)
Total Class 1 Shares (5,526,017) (5,700,228)
Class 2
Proceeds from shares issued 4,000,917 80,788,931
Proceeds from dividends reinvested 38,871,862 40,282,840
Value of shares redeemed (310,354,326) (167,776,811)
Total Class 2 Shares (267,481,547) (46,705,040)
Change in net assets resulting from capital transactions (273,007,564) (52,405,268)
Change in net assets 6,345,438 (55,458,391)
Net Assets:
Beginning of period 1,192,620,520 1,248,078,911
End of period $ 1,198,965,958 $ 1,192,620,520
Share Transactions:
Class 1
Shares issued 35,658 50,041
Dividends reinvested 444,148 442,578
Shares redeemed (935,855) (994,752)
Total Class 1 Shares (456,049) (502,133)
Class 2
Shares issued 207,978 4,579,622
Dividends reinvested 1,829,264 2,138,155
Shares redeemed (15,631,536) (9,140,464)
Total Class 2 Shares (13,594,294) (2,422,687)
Change in shares (14,050,343) (2,924,820)

AZL International Index Fund
Consolidated Financial Highlights^
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Class 1
Net Asset Value, Beginning of Period
$ 10.79  $ 11.08  $ 9.87  $ 12.69  $ 11.76
Investment Activities:
Net Investment Income/(Loss)(a) 0.29  0.29  0.28  0.29  0.27
Net Realized and Unrealized Gains/(Losses) on Investments 3.03  0.11  1.39  (2.21) 0.99
Total from Investment Activities 3.32  0.40  1.67  (1.92) 1.26
Distributions to Shareholders From:
Net Investment Income (0.58) (0.54) (0.46) (0.51) (0.33)
Net Realized Gains (0.23) (0.15) —  (0.39) —
Total Dividends (0.81) (0.69) (0.46) (0.90) (0.33)
Net Asset Value, End of Period
$ 13.30  $ 10.79  $ 11.08  $ 9.87  $ 12.69
Total Return
(b) 31.04% 3.14% 17.55% (14.25)% 10.80%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 96,685  $ 83,362  $ 91,133  $ 76,241  $ 99,304
Net Investment Income/(Loss) 2.34% 2.49% 2.61% 2.72% 2.13%
Expenses Before Reductions(c) 0.45% 0.46% 0.46% 0.43% 0.45%
Expenses Net of Reductions 0.45% 0.46% 0.46% 0.43% 0.45%
Portfolio Turnover Rate(d) 4% 8% 9% 2% 14%
Class 2
Net Asset Value, Beginning of Period
$ 17.35  $ 17.44  $ 15.26  $ 18.97  $ 17.43
Investment Activities:
Net Investment Income/(Loss)(a) 0.42  0.41  0.38  0.40  0.35
Net Realized and Unrealized Gains/(Losses) on Investments 4.88  0.15  2.21  (3.26) 1.48
Total from Investment Activities 5.30  0.56  2.59  (2.86) 1.83
Distributions to Shareholders From:
Net Investment Income (0.52) (0.50) (0.41) (0.46) (0.29)
Net Realized Gains (0.23) (0.15) —  (0.39) —
Total Dividends (0.75) (0.65) (0.41) (0.85) (0.29)
Net Asset Value, End of Period
$ 21.90  $ 17.35  $ 17.44  $ 15.26  $ 18.97
Total Return
(b) 30.72% 2.89% 17.33% (14.52)% 10.55%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 1,102,281  $ 1,109,258  $ 1,156,946  $ 1,215,886  $ 1,650,118
Net Investment Income/(Loss) 2.11% 2.24% 2.33% 2.47% 1.85%
Expenses Before Reductions(c) 0.70% 0.71% 0.71% 0.68% 0.70%
Expenses Net of Reductions 0.70% 0.71% 0.71% 0.68% 0.70%
Portfolio Turnover Rate(d) 4% 8% 9% 2% 14%
^ Not consolidated for years ended prior to December 31, 2023. See Note 2.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.
(d) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

AZL International Index Fund
Notes to the Consolidated Financial Statements
December 31, 2025

1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL International Index
Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

AZL International Index Fund
Notes to the Consolidated Financial Statements
December 31, 2025

Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance
Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment
Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Class Allocation
The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at December 31, 2025 are presented on the Fund’s Consolidated Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9%
of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $8,040 during the year ended December 31, 2025. These fees have been netted against “Income from securities lending” on the Consolidated Statement of Operations. The Fund had securities lending transactions of $5,453,784 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of December 31, 2025. At December 31, 2025, there were no master netting provisions in the securities lending agreement.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2025, the Fund did not engage in any Rule 17a-7 transactions.
Consolidation of Subsidiary
Effective as of the close of business March 10, 2023, the Fund via a Purchase Agreement invested in shares of another series of the Trust managed by the Manager, the AZL MSCI
Emerging Markets Equity Index Fund (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund. As of December 31, 2025 the Fund’s aggregate investment in the
Subsidiary was $1, representing less than 0.01% of the Fund’s net assets.  The Subsidiary is a disregarded entity for federal income tax purposes and holds certain Russian-based securities which have settlement restrictions. The Subsidiary’s financial statements, including its investments, and its operating results have been consolidated with those of the Fund for the year ended December 31, 2025. All intercompany transactions have been eliminated.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Consolidated Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.
Futures Contracts
During the year ended December 31, 2025, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk

AZL International Index Fund
Notes to the Consolidated Financial Statements
December 31, 2025

Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/(Depreciation)
on Derivatives Recognized
Equity Risk
(471,141)
133,645
Futures Contracts
Net realized gains/(losses) on futures contracts/Change in net unrealized appreciation/
(depreciation) on futures contracts
$ 901,054
$ 198,298
related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the year ended December 31, 2025, the monthly average notional amount for long contracts was $7.3 million. There was no short contract activity during the year. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Consolidated Statement of Operations.
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Consolidated Statement of Assets and Liabilities, categorized by risk exposure, as of December 31,
2025:
The following is a summary of the effect of derivative instruments on the Consolidated Statement of Operations, categorized by risk exposure, for the year ended December 31, 2025:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock
Investment” or the “Subadviser”), BlackRock Investment provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Consolidated Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and assume certain expenses of the Fund to limit the annual expenses, excluding
(i) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (ii) acquired fund fees and expenses, (iii) taxes, (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (v) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vi) other extraordinary or non-routine expenses (including expenses arising from mergers, acquisitions or similar transactions involving the Fund), based on the average net assets of the Fund, through April 30, 2027.
For the year ended December 31, 2025, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The annual rate due to the Subadviser from the Manager is 0.04%.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the year are reflected on the Consolidated Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”
At December 31, 2025, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Consolidated Statement of Operations, as applicable. During the year ended December 31, 2025, there were no such waivers.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Consolidated Statement of Assets
and Liabilities Location Total Value
Consolidated Statement of Assets
and Liabilities Location Total Value
Equity Risk
1,119 (111,213)
Futures Contracts Receivable for variation margin on futures contracts* $88,204 Payable for variation margin on futures contracts* $—
* For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Consolidated Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Consolidated Statement of Assets and Liabilities as “Variation margin on futures contracts.”
Annual Rate* Annual Expense Limit
AZL International Index Fund, Class 1 0.35% 0.52%
AZL International Index Fund, Class 2 0.35% 0.77%

AZL International Index Fund
Notes to the Consolidated Financial Statements
December 31, 2025

At December 31, 2025, the following investments are noted as Affiliated Securities in the Fund’s Consolidated Schedule of Portfolio Investments.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and support services to the CCO of the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Consolidated
Statement of Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and, through September 30, 2025, a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Consolidated
Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains/ (Losses)
Change i n Net
Unrealized
Appreciation/
( Depreciation )
Value
12/31/25
Shares
as of
12/31/25
Dividend
Income
Capital Gains
Distributions
Allianz SE, Registered Shares $ 8,835,326 $ 118,666 $ (2,599,89 1 ) $ 1,334,503 $ 2,627,36 0 $ 10,315,964 22,493 $ 442,575 $ —
BlackRock Liquidity FedFund ,
Institutional Class 2,948,840 2,504,94 4
(a)
— — — 5,453,78 4 5,453,784 80,142
(b)
—
$ 11 , 784 , 166 $ 2,623,61 0 $ (2,599,89 1 ) $ 1,334,503 $ 2,627,36 0
$ 15,769,7 4 8
$ 522 , 717 $ —
(a) Represents net amount purchased (sold).
(b) All or portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of securities lending fees and collateral investment expenses, and other payments to and from borrowers of securities.

AZL International Index Fund
Notes to the Consolidated Financial Statements
December 31, 2025

Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
In the event that unobservable inputs are used when determining valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement. When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any other information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2025 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2025, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk : The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk.
Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Emerging Markets Risk : Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.
Foreign Securities Risk : Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 19,316,401 $ 1,165,889,631 $ —
#
$ 1,185,206,032
Preferred Stocks
+
— 3,741,502 — 3,741,502
Affiliated Investment Company 5,453,784 — — 5,453,784
Unaffiliated Investment Company 69 — — 69
Total Investment Securities 24,770,254 1,169,631,133 — 1,194,401,387
Other Financial Instruments:
*
Futures Contracts 88,204 — — 88,204
Total Investments $24,858,458 $1,169,631,133 $— $1,194,489,591
+
For detailed industry descriptions, see the accompanying Consolidated Schedule of Portfolio Investments.
#
Represents the interest in securities that were determined to have a value of zero at December 31, 2025.
*
Other Financial Instruments include any derivative instruments, such as futures contracts.  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.
Purchases Sales
AZL International Index Fund $47,728,826 $334,386,391

AZL International Index Fund
Notes to the Consolidated Financial Statements
December 31, 2025

Index Fund Risk : The Fund does not attempt to manage market volatility or reduce the effects of poor performance. In addition, factors such as fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund's performance.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security or other asset may fluctuate significantly due to factors such as changes in general market conditions, including economic, political, and financial conditions, widespread disease or other public health issues, war, military conflict, acts of terrorism, adverse investor sentiment, or instability or other disruptive events in the local, regional or global markets. Certain changes in the U.S. economy, such as a decrease in imports or exports, changes in trade regulations, inflation and/or economic recession, may have an adverse effect on the value of the Fund's securities.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2025 is $587,459,229. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2025 was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2024 was as follows:
At December 31, 2025, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of December 31, 2025, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 65% of the Fund.
Investment activities of these shareholders could have a material impact to the Fund.
Unrealized appreciation $617,290,787
Unrealized depreciation (10,348,629)
Net unrealized appreciation/(depreciation) $606,942,158
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL International Index Fund $30,891,207 $13,710,167 $44,601,374
(a) Total distributions paid may differ from the Consolidated Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL International Index Fund $35,080,918 $10,384,515 $45,465,433
(a) Total distributions paid may differ from the Consolidated Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
(Depreciation)(a)
Total
Accumulated
Earnings/(Deficit)
AZL International Index Fund $37,396,073 $73,143,500 $— $607,334,838 $717,874,411
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, foreign currency gains or losses, mark-to-
market of futures contracts, mark-to-market of passive foreign investment companies and other miscellaneous differences.

AZL International Index Fund
Notes to the Consolidated Financial Statements
December 31, 2025

9. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"), subject to the oversight and, when applicable, approval of the Board, the officers of the Trust, as listed in the Trust’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
10. Recent Accounting Pronouncements
During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The
amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction if the quantitative threshold is met. The Fund did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
11. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Trust and Shareholders of
AZL International Index Fund
Opinion on the Consolidated Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of portfolio investments, of AZL International Index Fund and its subsidiary (one of the funds constituting Allianz Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related consolidated statement of operations for the year ended December 31, 2025, the consolidated statements of changes in net assets for each of the two years in the period ended December 31,
2025, including the related notes, and the consolidated financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 20, 2026
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

Other Federal Income Tax Information (Unaudited)
During the year ended December 31, 2025, the Fund declared net long-term capital gain distributions of $13,710,167.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Fund during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Consolidated Statements of Operations and described in Note 3 of the Notes to Consolidated
Financial Statements included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts
Subject to the general supervision of the Board of Trustees (the “Board” or “Trustees”) and in accordance with the investment objectives and restrictions of each separate series
(together, the “Funds”) of the Allianz Variable Insurance Products Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management
LLC (the “Manager”). As used in this section, “Fund” refers to any of the Funds other than the AZL Moderate Index Strategy Fund. The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon the Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2027 (the “Expense Limitation Agreement”).
Each Fund is a manager-of-managers fund. That means that the Manager is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the investment decisions made for each Fund. The Manager also is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a
Subadviser.
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
The Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to select as a Subadviser. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the
Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods; (b)
Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place a Fund on the watch list for other reasons, and if so, will explain its rationale to the Board. Funds which are on the watch list are subject to additional scrutiny by the Manager and the Board. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board has subsequently considered and approved retention of the new Subadviser.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager and the portfolio management agreements with the Subadvisers (the “Subadvisory Agreements”; and together with the Management Agreement, the “Advisory Contracts”). The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considered many factors, among the most material of which are: the Funds’ investment objectives and long-term performance; the Manager’s and Subadvisers’
(collectively, the “Advisory Organizations”) management philosophy, personnel, processes and investment performance, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Funds by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance
Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) any payments made by the Funds pursuant to Rule 12b-1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Advisory Contracts.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Advisory Contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of Advisory Contracts is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Funds’ investment performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or “peer group” funds), and comments on the reasons for performance; the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Funds’ portfolio securities; the nature, extent and quality of the advisory and other services provided to the Funds by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them;
and relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the Advisory Contracts, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall-out” benefits an Advisory Organization may derive from its relationship with the Funds.
In assessing the Advisory Organizations’ performance of their obligations, the Board may also consider whether there has occurred a circumstance or event that would constitute a reason for it to not renew an Advisory Contract. In this regard, the Board is mindful of the potential disruption of a Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.
The Advisory Contracts were most recently considered at Board meetings held in the summer and fall of 2025. Information relevant to the approval of such Advisory Contracts was considered at Board meetings held June 9 and 10, 2025, and September 23, 2025, as well as at various other meetings preceding those meetings. Accordingly, the Advisory
Contracts were approved by the Board at an in-person meeting on September 23, 2025. At such meeting the Board also approved the Expense Limitation Agreement between the
Manager and the Trust for the period ending April 30, 2027.
In connection with such meetings, the Board requested and evaluated extensive materials from the Advisory Organizations, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Contracts with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager or Subadvisers were present. In reaching their determinations relating to the approval of the Advisory Contracts, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Advisory
Contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Form N-CSR filings must include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager and Subadvisers.
The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. Under the Management Agreement, the Manager holds the sole and exclusive responsibility to provide, or arrange for others to provide, the management of the Funds’ assets and the placement of orders for the purchase and sale of the securities of the Funds. As each Fund is a manager of managers fund, the Manager is authorized, under the Management Agreement, to retain one or more Subadvisers for each Fund to handle day-to-day management of the Funds’ investment portfolios; the Manager is responsible for determining, in the first instance, which investment advisers to recommend to the Board for selection as a Subadviser. The Board was aware that, notwithstanding the retention of the Subadvisers to handle day-to-day portfolio management, the Manager remains responsible for substantial other matters, including continuously monitoring compliance by each Subadviser with the investment policies and restrictions of the respective Funds, with such other limitations or directions of the Board, and with all legal requirements under federal or state law or regulation. The Manager also is responsible primarily to provide statistical information and other data to the Board regarding the Funds’ portfolio investments and to make available to the Funds’ administrator such information as is necessary for the conduct of its duties.
The Board also noted that the Manager provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and the Subadvisers and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted that, for example, the Manager and Subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs are continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Advisory Contracts.
(2) The investment performance of the Funds, the Manager and the Subadvisers.
In connection with every quarterly Board meeting, as well as the summer and fall 2025 contract review process, the Board receives extensive information on the performance results of each of the Funds. This includes performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. The performance information considered includes information on absolute total return, performance versus the appropriate benchmark(s), and performance versus peer groups as reported by Lipper. For example, in connection with the Board meetings held June 9 and 10, 2025, and September
23, 2025, the Manager reported that for the one-year period ended December 31, 2024, five Funds were in the top 40%, two were in the middle 20%, and seven were in the bottom
40% of their respective Lipper peer groups. For the three-year period ended December 31, 2024, six Funds were in the top 40%, three were in the middle 20% and five were in the bottom 40% of their respective Lipper peer groups. For the five-year period ended December 31, 2024, six Funds were in the top 40%, two were in the middle 20%, and six were in the bottom 40% of their respective Lipper peer groups. For Funds which are index funds, the Board each quarter also receives information on the extent, if any, to which such Funds deviate from their particular benchmark index (referred to as “index attribution”).
Three Funds, the AZL Russell Value 1000 Index Fund, the AZL Enhanced Bond Index Fund and the AZL Government Money Market Fund, were in the bottom 40% for all of the one-, three- and five-year periods. The Board had previously met with the portfolio managers of the AZL Government Money Market Fund in June 2023 to receive and review enhanced reporting on each Fund’s current investment strategy, process and outlook. As a result of these discussions and other discussions with representatives of the Manager, the
Board considered the reasons for the underperformance of these Funds, including the headwinds faced by their long-term investment strategies. The Board understood that such underperformance was not a reflection of the nature, extent or quality of services being provided by the respective Subadvisers. The Board also considered the impact of recoupment of previously waived fees on the performance of the AZL Government Money Market Fund during the periods measured.
At the Board meeting held September 23, 2025, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2025.

Thus, at the Board meeting held September 23, 2025, the Board determined that the overall investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Funds.
The Manager supplied information
to the Board pertaining to the level of investment advisory fees to which the Funds are subject. The Manager has agreed to temporarily limit Fund expenses at certain levels, and information is provided to the Board setting forth “contractual” advisory fees and “actual” fees after taking expense limits and any temporary fee waivers into account. The Board noted that the subadvisory fees are paid by the Manager to each Subadviser and are not additional fees borne by the Funds. Based upon the information provided, the “actual”
advisory fees payable by the Funds overall are generally comparable to the average level of fees paid by the Funds’ peer groups. For the 14 Funds reviewed by the Board in the summer and fall of 2025, 12 Funds paid “actual” advisory fees in a percentage amount within the 65th percentile or lower for each Fund’s applicable category. (A lower percentile reflects lower fund fees and is better for fund shareholders.) The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.
Based upon the information provided, the management fee ranking in 2024 for the 14 Funds was as follows: (1) 12 of the Funds had management fee rankings at or below the 65th percentile (with 10 Funds at or below the 50th percentile); (2) for the AZL MSCI Global Equity Index Fund, it was determined that there was poor peer group comparability due to there being only one other fund in the category; and (3) for the AZL T. Rowe Price Capital Appreciation Fund, a temporary management fee reduction was recommended. The Board noted that it had previously considered and approved a temporary reduction in the AZL MSCI Global Equity Index Fund’s management fee, which is in effect through at least April 30,
2027. In addition, the Board also considered that the AZL Enhanced Bond Index Fund’s management fee ranked at the 63rd percentile in the bond index category, but that the Fund’s enhanced bond strategy lacks direct peers.
The Manager has also supplied information to the Board pertaining to total Fund expenses (which include advisory fees, the 25 basis point 12b-1 fee paid by the Funds, and other
Fund expenses). As noted above, the Manager has agreed to limit Fund expenses at certain levels.
The Manager has committed to providing the Funds with a high quality of service and working to reduce Fund expenses over time.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2022 through 2024. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
The Manager, on behalf of the Board, endeavored to obtain information on the profitability of each Subadviser in connection with its relationship with the Fund or Funds which it subadvised. The Manager was unable to obtain consistent profitability information from some of the Subadvisers that would allow the Board to determine the profits derived from the
Subadviser’s relationship to the Fund or Funds, rather than its overall level of profitability. In considering profitability information, the Board considered the possible effect of any fall-
out benefits to the Subadvisers and their affiliates. The Board considered the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization.
The Manager assured the Board that the Subadvisory Agreements with the Subadvisers, none of which are affiliated with the Manager, were negotiated on an “arm’s length” basis, which should not result in excessive profits for the Subadvisers.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.
The Board noted that the advisory fee schedules
for the Funds (other than AZL FIAM Multi-Strategy Fund, AZL FIAM Total Bond Fund, and AZL MSCI Global Equity Index Fund) do not contain breakpoints that reduce the fee rate on assets above specified levels, although certain Subadvisory Agreements have such “breakpoints.” The Board recognized that breakpoints may be an appropriate way for the
Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found that there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June
30, 2025, were approximately $13.4 billion, including assets of affiliated investing funds, and that no single Fund had assets in excess of approximately $3.5 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Advisory Contracts or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in certain Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Advisory Contracts, the
Board concluded that the advisory fees were reasonable, and that the continuation of the Advisory Contracts was in the best interest of the Funds.

ANNRPT1225 02/26
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® Mid Cap Index Fund
Annual Financial Statements and Other Information
December 31, 2025

AZL® Mid Cap Index Fund
FInancial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information (Unaudited)

Other Information (Form N-CSR Items 8-11) (Unaudited)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks (99.4%):
Aerospace & Defense (3.5%):
4,636 AeroVironment, Inc.* $ 1,121,402
19,639 ATI, Inc.* 2,253,772
13,267 BWX Technologies, Inc. 2,293,068
7,197 Carpenter Technology Corp. 2,265,903
5,381 Curtiss-Wright Corp. 2,966,384
11,671 Hexcel Corp. 862,487
24,467 Kratos Defense & Security Solutions, Inc.* 1,857,290
8,713 Woodward, Inc. 2,634,114
16,254,420
Air Freight & Logistics (0.2%):
16,544 GXO Logistics, Inc.* 870,876
Automobile Components (1.1%):
10,256 Autoliv, Inc. 1,217,387
30,052 BorgWarner, Inc. 1,354,143
32,092 Gentex Corp. 746,781
41,736 Goodyear Tire & Rubber Co. (The)* 365,607
7,699 Lear Corp. 882,306
3,991 Visteon Corp. 379,544
4,945,768
Automobiles (0.2%):
17,342 Harley-Davidson, Inc.^ 355,338
7,742 Thor Industries, Inc. 794,871
1,150,209
Banks (6.6%):
22,883 Associated Banc-Corp. 589,466
15,555 Bank OZK 715,841
26,795 Cadence Bank 1,147,898
43,658 Columbia Banking System, Inc. 1,220,241
18,741 Comerica, Inc. 1,629,155
19,190 Commerce Bancshares, Inc. 1,004,405
9,504 Cullen/Frost Bankers, Inc. 1,203,492
20,092 East West Bancorp, Inc. 2,258,140
18,106 First Financial Bankshares, Inc. 540,826
72,300 First Horizon Corp. 1,727,970
43,082 Flagstar Financial, Inc. 542,402
53,015 FNB Corp. 906,557
18,666 Glacier Bancorp, Inc. 822,237
12,324 Hancock Whitney Corp. 784,792
27,056 Home BancShares, Inc. 751,616
7,653 International Bancshares Corp. 508,465
50,625 Old National Bancorp 1,129,444
11,141 Pinnacle Financial Partners, Inc. 1,062,963
13,796 Prosperity Bancshares, Inc. 953,442
14,722 Southstate Bank Corp. 1,385,487
20,563 Synovus Financial Corp. 1,029,178
6,377 Texas Capital Bancshares, Inc.* 577,374
10,408 UMB Financial Corp. 1,197,336
20,604 United Bankshares, Inc. 791,194
71,056 Valley National Bancorp 829,934
23,697 Webster Financial Corp. 1,491,489
15,092 Western Alliance Bancorp 1,268,784
9,783 Wintrust Financial Corp. 1,367,859
21,356 Zions Bancorp NA 1,250,180
30,688,167
Shares Value
Common Stocks, continued
Beverages (0.5%):
1,159 Boston Beer Co., Inc. (The), Class A* $ 226,156
23,279 Celsius Holdings, Inc.* 1,064,781
8,225 Coca-Cola Consolidated, Inc. 1,260,893
2,551,830
Biotechnology (2.6%):
27,811 BioMarin Pharmaceutical, Inc.* 1,652,808
17,646 Cytokinetics, Inc.* 1,121,227
38,782 Exelixis, Inc.* 1,699,815
17,091 Halozyme Therapeutics, Inc.* 1,150,224
14,438 Neurocrine Biosciences, Inc.* 2,047,741
63,818 Roivant Sciences, Ltd.* 1,384,851
6,241 United Therapeutics Corp.* 3,040,927
12,097,593
Broadline Retail (0.4%):
39,180 Macy's, Inc. 863,919
8,756 Ollie's Bargain Outlet Holdings, Inc.* 959,745
1,823,664
Building Products (1.9%):
9,801 AAON, Inc. 747,326
10,344 Advanced Drainage Systems, Inc. 1,498,122
6,075 Carlisle Cos., Inc. 1,943,149
17,671 Fortune Brands Innovations, Inc. 883,903
12,069 Owens Corning 1,350,642
6,048 Simpson Manufacturing Co., Inc. 976,571
15,462 Trex Co., Inc.* 542,407
8,494 UFP Industries, Inc. 773,379
8,715,499
Capital Markets (3.0%):
4,194 Affiliated Managers Group, Inc. 1,209,046
37,793 Carlyle Group, Inc. (The) 2,233,944
5,606 Evercore, Inc. 1,907,442
10,499 Federated Hermes, Inc. 546,683
5,951 Hamilton Lane, Inc., Class A 799,279
7,934 Houlihan Lokey, Inc. 1,382,023
18,446 Janus Henderson Group plc 877,476
24,002 Jefferies Financial Group, Inc. 1,487,404
3,484 Morningstar, Inc. 757,108
13,380 SEI Investments Co. 1,097,428
14,972 Stifel Financial Corp. 1,874,794
14,172,627
Chemicals (1.3%):
6,617 Ashland, Inc. 388,219
13,513 Avient Corp. 422,146
31,166 Axalta Coating Systems, Ltd.* 1,006,973
7,820 Cabot Corp. 518,310
1,131 NewMarket Corp. 777,291
16,923 Olin Corp. 352,506
18,707 RPM International, Inc. 1,945,528
6,592 Scotts Miracle-Gro Co. (The) 384,643
4,709 Westlake Corp. 348,184
6,143,800
Commercial Services & Supplies (1.6%):
6,014 Brink's Co. (The) 702,014

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Commercial Services & Supplies, continued
7,264 Clean Harbors, Inc.* $ 1,703,263
5,319 MSA Safety, Inc. 851,785
26,891 RB Global, Inc. 2,766,277
37,983 Tetra Tech, Inc. 1,273,950
7,297,289
Communications Equipment (1.8%):
20,419 Ciena Corp.* 4,775,391
10,264 Lumentum Holdings, Inc.* 3,783,208
8,558,599
Construction & Engineering (2.3%):
19,224 AECOM 1,832,624
53,552 API Group Corp.* 2,048,900
4,067 Dycom Industries, Inc.* 1,374,239
23,429 Fluor Corp.* 928,491
8,874 MasTec, Inc.* 1,928,941
4,442 Sterling Infrastructure, Inc.* 1,360,274
2,884 Valmont Industries, Inc. 1,160,291
10,633,760
Construction Materials (0.3%):
4,646 Eagle Materials, Inc. 960,235
8,133 Knife River Corp.* 572,157
1,532,392
Consumer Finance (0.8%):
40,932 Ally Financial, Inc. 1,853,810
5,625 FirstCash Holdings, Inc. 896,513
29,987 SLM Corp. 811,448
3,561,771
Consumer Staples Distribution & Retail (2.7%):
57,713 Albertsons Cos., Inc., Class A 990,932
19,054 BJ's Wholesale Club Holdings, Inc.* 1,715,432
5,353 Casey's General Stores, Inc. 2,958,657
26,610 Maplebear, Inc.* 1,196,918
22,610 Performance Food Group Co.* 2,033,091
14,051 Sprouts Farmers Market, Inc.* 1,119,443
32,155 US Foods Holding Corp.* 2,421,914
12,436,387
Containers & Packaging (1.0%):
9,528 AptarGroup, Inc. 1,162,035
16,505 Crown Holdings, Inc. 1,699,520
43,731 Graphic Packaging Holding Co. 658,589
3,897 Greif, Inc., Class A 263,827
12,501 Silgan Holdings, Inc. 504,665
14,228 Sonoco Products Co. 620,910
4,909,546
Diversified Consumer Services (1.0%):
5,785 Duolingo, Inc.* 1,015,267
495 Graham Holdings Co., Class B 543,807
3,935 Grand Canyon Education, Inc.* 654,430
18,179 H&R Block, Inc. 792,241
20,353 Service Corp. International 1,586,923
4,592,668
Shares Value
Common Stocks, continued
Diversified REITs (0.4%):
32,136 WP Carey, Inc. $ 2,068,273
Diversified Telecommunication Services (0.7%):
19,481 EchoStar Corp., Class A* 2,117,585
36,091 Frontier Communications Parent, Inc.* 1,373,984
3,491,569
Electric Utilities (0.8%):
7,839 IDACORP, Inc. 992,104
29,729 OGE Energy Corp. 1,269,428
16,173 Portland General Electric Co. 776,142
13,792 TXNM Energy, Inc. 812,073
3,849,747
Electrical Equipment (1.9%):
4,391 Acuity, Inc. 1,580,936
5,280 EnerSys 774,840
21,443 Nextpower, Inc., Class A* 1,867,900
23,349 nVent Electric plc 2,380,898
9,611 Regal Rexnord Corp. 1,348,615
21,070 Sensata Technologies Holding plc 701,420
8,654,609
Electronic Equipment, Instruments & Components (3.7%):
7,443 Arrow Electronics, Inc.* 820,070
11,730 Avnet, Inc. 563,978
5,693 Belden, Inc. 663,519
24,347 Cognex Corp. 876,005
22,753 Coherent Corp.* 4,199,521
6,799 Crane NXT Co. 320,029
5,176 Fabrinet* 2,356,529
53,614 Flex, Ltd.* 3,239,358
3,496 IPG Photonics Corp.* 250,314
3,613 Littelfuse, Inc. 913,800
5,094 Novanta, Inc.* 606,135
11,130 TD SYNNEX Corp. 1,672,060
20,997 Vontier Corp. 780,669
17,261,987
Energy Equipment & Services (1.0%):
54,819 NOV, Inc. 856,821
58,804 TechnipFMC plc 2,620,306
9,329 Valaris, Ltd.* 470,182
10,467 Weatherford International plc 819,147
4,766,456
Entertainment (0.1%):
21,713 Warner Music Group Corp., Class A 665,938
Financial Services (1.4%):
42,102 Equitable Holdings, Inc. 2,006,160
14,088 Essent Group, Ltd. 915,861
5,735 Euronet Worldwide, Inc.* 436,491
32,619 MGIC Investment Corp. 953,127
9,850 Shift4 Payments, Inc., Class A*^ 620,254
14,114 Voya Financial, Inc. 1,051,352
5,009 WEX, Inc.* 746,241
6,729,486
Food Products (0.8%):
23,034 Darling Ingredients, Inc.* 829,224

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Food Products, continued
31,095 Flowers Foods, Inc. $ 338,314
9,357 Ingredion, Inc. 1,031,703
2,834 Marzetti Company (The) 465,966
6,054 Pilgrim's Pride Corp. 236,045
6,870 Post Holdings, Inc.* 680,474
3,581,726
Gas Utilities (1.1%):
13,131 National Fuel Gas Co. 1,051,268
14,683 New Jersey Resources Corp. 677,180
8,793 ONE Gas, Inc. 679,259
9,474 Southwest Gas Holdings, Inc. 758,110
8,669 Spire, Inc. 716,926
31,356 UGI Corp. 1,173,655
5,056,398
Ground Transportation (1.5%):
2,467 Avis Budget Group, Inc.*^ 316,565
23,521 Knight-Swift Transportation Holdings, Inc. 1,229,678
4,954 Landstar System, Inc. 711,890
5,913 Ryder System, Inc. 1,131,689
3,869 Saia, Inc.* 1,263,306
17,024 XPO, Inc.* 2,313,732
6,966,860
Health Care Equipment & Supplies (1.4%):
28,955 DENTSPLY SIRONA, Inc. 330,956
23,240 Envista Holdings Corp.* 504,540
16,037 Globus Medical, Inc.* 1,400,190
6,766 Haemonetics Corp.* 542,295
9,572 Lantheus Holdings, Inc.* 637,017
7,826 LivaNova plc* 481,534
6,673 Masimo Corp.* 867,890
5,672 Penumbra, Inc.* 1,763,482
6,527,904
Health Care Providers & Services (2.0%):
2,055 Chemed Corp. 879,252
14,665 Encompass Health Corp. 1,556,543
8,290 Ensign Group, Inc. (The) 1,444,118
12,526 HealthEquity, Inc.* 1,147,507
30,171 Hims & Hers Health, Inc.* 979,652
22,908 Option Care Health, Inc.* 729,849
12,795 Tenet Healthcare Corp.* 2,542,623
9,279,544
Health Care REITs (0.7%):
51,065 Healthcare Realty Trust, Inc. 865,552
42,971 Omega Healthcare Investors, Inc. 1,905,334
35,320 Sabra Health Care REIT, Inc. 668,961
3,439,847
Health Care Technology (0.2%):
19,730 Doximity, Inc., Class A* 873,644
Hotel & Resort REITs (0.1%):
29,510 Park Hotels & Resorts, Inc. 308,675
Hotels, Restaurants & Leisure (2.5%):
38,147 Aramark 1,406,098
8,349 Boyd Gaming Corp. 711,669
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
14,298 Cava Group, Inc.* $ 839,149
2,904 Choice Hotels International, Inc.^ 276,635
9,582 Churchill Downs, Inc. 1,090,240
8,325 Hilton Grand Vacations, Inc.* 372,544
6,081 Hyatt Hotels Corp., Class A^ 974,906
12,034 Planet Fitness, Inc., Class A* 1,305,328
9,497 Texas Roadhouse, Inc. 1,576,502
9,232 Travel + Leisure Co. 651,133
5,265 Vail Resorts, Inc. 699,192
4,020 Wingstop, Inc. 958,730
11,137 Wyndham Hotels & Resorts, Inc. 841,512
11,703,638
Household Durables (1.8%):
8,780 KB Home 495,280
30,344 Somnigroup International, Inc. 2,709,112
14,342 Taylor Morrison Home Corp.* 844,314
14,078 Toll Brothers, Inc. 1,903,627
4,039 TopBuild Corp.* 1,685,030
8,206 Whirlpool Corp. 591,981
8,229,344
Independent Power and Renewable Electricity Producers
(0.7%):
8,766 Ormat Technologies, Inc. 968,380
6,627 Talen Energy Corp.* 2,484,065
3,452,445
Industrial REITs (1.0%):
7,649 EastGroup Properties, Inc. 1,362,593
19,154 First Industrial Realty Trust, Inc. 1,096,950
33,741 Rexford Industrial Realty, Inc. 1,306,451
26,925 STAG Industrial, Inc. 989,763
4,755,757
Insurance (4.1%):
10,260 American Financial Group, Inc. 1,402,337
8,341 Brighthouse Financial, Inc.* 540,413
14,257 CNO Financial Group, Inc. 605,495
2,273 F&G Annuities & Life, Inc. 70,129
36,656 Fidelity National Financial, Inc. 2,001,051
15,005 First American Financial Corp. 921,907
5,280 Hanover Insurance Group, Inc. (The) 965,026
8,576 Kemper Corp. 347,671
3,209 Kinsale Capital Group, Inc. 1,255,104
33,776 Old Republic International Corp. 1,541,537
4,928 Primerica, Inc. 1,273,198
9,757 Reinsurance Group of America, Inc. 1,985,159
6,818 RenaissanceRe Holdings, Ltd. 1,916,949
12,984 RLI Corp. 830,716
16,462 Ryan Specialty Holdings, Inc. 849,933
8,861 Selective Insurance Group, Inc. 741,400
23,208 Unum Group 1,798,620
19,046,645
Interactive Media & Services (0.6%):
85,337 Pinterest, Inc., Class A* 2,209,375
39,617 ZoomInfo Technologies, Inc.* 402,905
2,612,280

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
IT Services (1.4%):
5,972 ASGN, Inc.* $ 287,671
33,372 Kyndryl Holdings, Inc.* 886,361
24,490 Okta, Inc.* 2,117,650
21,963 Twilio, Inc., Class A* 3,124,017
6,415,699
Leisure Products (0.6%):
9,619 Brunswick Corp. 714,114
45,206 Mattel, Inc.* 896,887
7,877 Polaris, Inc. 498,220
10,668 YETI Holdings, Inc.* 471,206
2,580,427
Life Sciences Tools & Services (2.0%):
98,739 Avantor, Inc.* 1,131,549
2,651 Bio-Rad Laboratories, Inc., Class A* 803,227
16,012 Bruker Corp. 754,325
22,145 Illumina, Inc.* 2,904,538
3,219 Medpace Holdings, Inc.* 1,807,951
7,686 Repligen Corp.* 1,259,428
30,359 Sotera Health Co.* 535,533
9,196,551
Machinery (5.4%):
9,086 AGCO Corp. 947,852
6,400 Chart Industries, Inc.* 1,319,872
131,095 CNH Industrial NV 1,208,696
7,145 Crane Co. 1,317,752
16,857 Donaldson Co., Inc. 1,494,542
8,338 Esab Corp. 931,521
18,370 Flowserve Corp. 1,274,511
23,623 Graco, Inc. 1,936,377
12,469 ITT, Inc. 2,163,496
7,988 Lincoln Electric Holdings, Inc. 1,914,244
6,765 Middleby Corp. (The)* 1,005,753
15,954 Mueller Industries, Inc. 1,831,519
9,166 Oshkosh Corp. 1,151,525
4,552 RBC Bearings, Inc.* 2,041,253
6,880 SPX Technologies, Inc.* 1,376,413
9,240 Terex Corp. 493,231
9,289 Timken Co. (The) 781,484
14,357 Toro Co. (The) 1,130,183
3,959 Watts Water Technologies, Inc., Class A 1,092,763
25,412,987
Marine Transportation (0.2%):
7,869 Kirby Corp.* 867,006
Media (0.5%):
23,442 New York Times Co. (The), Class A 1,627,344
4,207 Nexstar Media Group, Inc. 854,231
2,481,575
Metals & Mining (2.5%):
37,722 Alcoa Corp. 2,004,547
81,930 Cleveland-Cliffs, Inc.* 1,088,030
15,864 Commercial Metals Co. 1,098,106
96,076 Hecla Mining Co. 1,843,698
19,605 MP Materials Corp.* 990,445
7,573 Reliance, Inc. 2,187,613
Shares Value
Common Stocks, continued
Metals & Mining, continued
11,744 Royal Gold, Inc. $ 2,610,574
11,823,013
Mortgage Real Estate Investment Trusts (REITs) (0.7%):
95,930 Annaly Capital Management, Inc. 2,144,995
50,944 Starwood Property Trust, Inc. 917,501
3,062,496
Multi-Utilities (0.3%):
10,804 Black Hills Corp. 750,014
8,829 Northwestern Energy Group, Inc. 569,823
1,319,837
Office REITs (0.5%):
16,231 COPT Defense Properties 451,222
24,244 Cousins Properties, Inc. 625,010
16,012 Kilroy Realty Corp. 598,368
23,531 Vornado Realty Trust 783,112
2,457,712
Oil, Gas & Consumable Fuels (2.9%):
48,286 Antero Midstream Corp. 859,008
42,433 Antero Resources Corp.* 1,462,241
8,384 Chord Energy Corp. 777,197
11,181 Civitas Resources, Inc. 302,893
19,290 CNX Resources Corp.* 709,293
14,651 DT Midstream, Inc. 1,753,432
22,579 HF Sinclair Corp. 1,040,440
17,185 Matador Resources Co. 729,331
19,112 Murphy Oil Corp. 597,250
36,826 Ovintiv, Inc. 1,443,211
11,986 PBF Energy, Inc., Class A 325,060
101,228 Permian Resources Corp. 1,420,229
34,333 Range Resources Corp. 1,210,582
24,073 Viper Energy, Inc., Class A 929,940
13,560,107
Paper & Forest Products (0.2%):
9,109 Louisiana-Pacific Corp. 735,643
Passenger Airlines (0.5%):
16,774 Alaska Air Group, Inc.* 843,732
96,483 American Airlines Group, Inc.* 1,479,085
2,322,817
Personal Care Products (0.3%):
18,119 BellRing Brands, Inc.* 484,321
53,777 Coty, Inc., Class A* 165,633
8,639 elf Beauty, Inc.* 656,910
1,306,864
Pharmaceuticals (0.7%):
72,181 Elanco Animal Health, Inc.* 1,633,456
8,856 Jazz Pharmaceuticals plc* 1,505,520
3,138,976
Professional Services (2.9%):
17,348 Booz Allen Hamilton Holding Corp. 1,463,477
3,213 CACI International, Inc., Class A* 1,711,919
6,565 Concentrix Corp. 272,973
22,595 ExlService Holdings, Inc.* 958,932

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Professional Services, continued
7,042 Exponent, Inc. $ 489,137
4,387 FTI Consulting, Inc.* 749,431
23,339 Genpact, Ltd. 1,091,798
18,370 KBR, Inc. 738,474
8,112 Maximus, Inc. 700,228
7,626 Parsons Corp.* 471,287
6,373 Paylocity Holding Corp.* 971,882
6,679 Science Applications International Corp. 672,308
28,245 TransUnion 2,422,009
10,532 Ul Solutions, Inc., Class A 830,554
13,544,409
Real Estate Management & Development (0.5%):
6,837 Jones Lang LaSalle, Inc.* 2,300,445
Residential REITs (0.8%):
47,392 American Homes 4 Rent, Class A 1,521,283
28,266 Equity LifeStyle Properties, Inc. 1,713,202
33,629 Independence Realty Trust, Inc. 587,835
3,822,320
Retail REITs (0.9%):
16,228 Agree Realty Corp. 1,168,903
45,185 Brixmor Property Group, Inc. 1,184,751
30,711 Kite Realty Group Trust 736,143
27,731 NNN REIT, Inc. 1,098,979
4,188,776
Semiconductors & Semiconductor Equipment (2.7%):
17,750 Allegro MicroSystems, Inc.* 468,245
16,377 Amkor Technology, Inc. 646,564
7,254 Cirrus Logic, Inc.* 859,599
22,019 Entegris, Inc. 1,855,101
19,791 Lattice Semiconductor Corp.* 1,456,222
9,255 MACOM Technology Solutions Holdings, Inc.* 1,585,196
9,736 MKS, Inc. 1,555,813
7,092 Onto Innovation, Inc.* 1,119,543
15,697 Rambus, Inc.* 1,442,397
4,716 Silicon Laboratories, Inc.* 616,381
5,462 Synaptics, Inc.* 404,297
6,339 Universal Display Corp. 740,269
12,749,627
Software (3.7%):
3,308 Appfolio, Inc., Class A* 769,606
21,577 Bentley Systems, Inc., Class B 823,486
12,918 BILL Holdings, Inc.* 704,548
5,232 Blackbaud, Inc.* 331,290
6,370 Commvault Systems, Inc.* 798,543
29,226 Docusign, Inc.* 1,999,058
8,802 Dolby Laboratories, Inc., Class A 565,265
25,724 Dropbox, Inc., Class A* 715,127
43,600 Dynatrace, Inc.* 1,889,624
12,314 Guidewire Software, Inc.* 2,475,237
8,713 Manhattan Associates, Inc.* 1,510,050
39,281 Nutanix, Inc., Class A* 2,030,435
13,262 Pegasystems, Inc. 792,007
5,150 Qualys, Inc.* 684,435
Shares Value
Common Stocks, continued
Software, continued
60,930 UiPath, Inc., Class A* $ 998,643
17,087,354
Specialized REITs (1.4%):
33,675 CubeSmart 1,213,984
10,935 EPR Properties 545,657
41,459 Gaming and Leisure Properties, Inc. 1,852,803
12,690 Lamar Advertising Co., Class A 1,606,300
10,204 National Storage Affiliates Trust 287,855
10,263 PotlatchDeltic Corp. 408,262
21,313 Rayonier, Inc. 461,426
6,376,287
Specialty Retail (3.4%):
6,815 Abercrombie & Fitch Co.* 857,804
3,993 AutoNation, Inc.* 824,475
30,346 Bath & Body Works, Inc. 609,348
9,013 Burlington Stores, Inc.* 2,603,405
32,468 Chewy, Inc., Class A* 1,073,067
9,611 Dick's Sporting Goods, Inc. 1,902,690
7,987 Five Below, Inc.* 1,504,431
15,612 Floor & Decor Holdings, Inc., Class A* 950,615
59,283 GameStop Corp., Class A* 1,190,403
33,009 Gap, Inc. (The) 845,030
3,520 Lithia Motors, Inc. 1,169,801
2,480 Murphy USA, Inc. 1,000,729
2,759 Penske Automotive Group, Inc. 436,722
2,218 RH* 397,355
18,099 Valvoline, Inc.* 525,957
15,891,832
Technology Hardware, Storage & Peripherals (0.6%):
45,265 Pure Storage, Inc., Class A* 3,033,208
Textiles, Apparel & Luxury Goods (0.6%):
17,035 Capri Holdings, Ltd.* 415,654
3,755 Columbia Sportswear Co. 206,863
7,491 Crocs, Inc.* 640,630
6,981 PVH Corp. 467,867
47,468 VF Corp. 858,221
2,589,235
Trading Companies & Distributors (1.6%):
5,448 Applied Industrial Technologies, Inc. 1,398,883
27,714 Core & Main, Inc., Class A* 1,440,296
5,160 GATX Corp. 875,136
6,610 MSC Industrial Direct Co., Inc. 555,901
5,083 Watsco, Inc.^ 1,712,717
7,047 WESCO International, Inc. 1,723,978
7,706,911
Water Utilities (0.3%):
41,291 Essential Utilities, Inc. 1,583,923
Total Common Stocks (Cost $291,988,976) 463,815,674

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2025 .
Shares Value
Affiliated Investment Company (0.9%):
Money Market Funds (0.9%):
4,139,831 BlackRock Liquidity FedFund, Institutional Class,
4.14%
+
(a)(b) $ 4,139,831
Total Affiliated Investment Company (Cost $4,139,831) 4,139,831
Unaffiliated Investment Company (0.7%):
Money Market Funds (0.7%):
3,306,247 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 3.64%(b) 3,306,247
Shares Value
Unaffiliated Investment Company, continued
Money Market Funds, continued
Total Unaffiliated Investment Company (Cost $3,306,247) $ 3,306,247
Total Investment Securities
(Cost $299,435 , 05 4 ) — 101.0% (c) 471,261,752
Net other assets (liabilities) — (1.0)% (4,767,255)
Net Assets — 100.0% $ 466,494,497
REIT—Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of December 31, 2025. The total value of securities on loan as of December 31, 2025 was $3,983,718.
+ Affiliated Securities
(a) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2025.
(b) The rate represents the effective yield at December 31, 2025.
(c) See Federal Tax Information listed in the Notes to the Financial Statements.
Futures Contracts
At December 31, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 400 Index E-Mini March Futures (U.S. Dollar) 3/20/26 8 $ 2,660,160 $ (33,752)
$ (33,752)

AZL Mid Cap Index Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2025
Statement of Operations
For the Year Ended December 31, 2025
Assets:
Investments in non-affiliates, at cost $ 295,295,223
Investments in affiliates, at cost 4,139,831
aaa
aaa
Investments in non-affiliates, at value(a) $ 467,121,921
Investments in affiliates, at value 4,139,831
Deposit at broker for futures contracts collateral 256,000
Interest and dividends receivable 423,240
Receivable for capital shares issued 31,358
Prepaid expenses 2,173
Total Assets 471,974,523
Liabilities:
Payable for investments purchased 999,128
Payable for capital shares redeemed 4,051
Payable for collateral received on loaned securities 4,139,831
Payable for variation margin on futures contracts 41,220
Management fees payable 100,919
Administration fees payable 39,171
Distribution fees payable 91,074
Custodian fees payable 6,277
Administrative and compliance services fees payable 1,108
Transfer agent fees payable 2,739
Trustee fees payable 3,440
Other accrued liabilities 51,068
Total Liabilities 5,480,026
Commitments and contingent liabilities^
Net Assets
$ 466,494,497
Net Assets Consist of:
Paid-in capital $ 260,666,001
Total distributable earnings 205,828,496
Net Assets
$ 466,494,497
Class 1
Net Assets $ 45,467,268
Shares of beneficial interest (unlimited number of shares authorized, no par value) 2,713,145
Net Asset Value (offering and redemption price per share) $ 16.76
Class 2
Net Assets $ 421,027,229
Shares of beneficial interest (unlimited number of shares authorized, no par value) 25,642,532
Net Asset Value (offering and redemption price per share) $ 16.42
(a) Includes securities on loan of $3,983,718.
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends $ 7,002,424
Interest 7,587
Income from securities lending 7,667
Foreign withholding tax (5,316)
Total Investment Income 7,012,362
Expenses:
Management fees 1,194,453
Administration fees 205,414
Distribution fees - Class 2 1,080,227
Custodian fees 28,976
Administrative and compliance services fees 11,485
Transfer agent fees 16,323
Trustee fees 25,447
Professional fees 28,883
Licensing fees 120,791
Shareholder reports 12,108
Other expenses 11,209
Total expenses 2,735,316
Net Investment Income/(Loss)
4,277,046
Net realized and Change in net unrealized gains/(losses) on
investments:
Net realized gains/(losses) on securities and foreign currencies 40,858,471
Net realized gains/(losses) on futures contracts 37,825
Change in net unrealized appreciation/(depreciation) on securities and foreign currencies (12,698,019)
Change in net unrealized appreciation/(depreciation) on futures contracts 37,646
Net realized and Change in net unrealized gains/(losses) on
investments
28,235,923
Change in Net Assets Resulting From Operations
$ 32,512,969

AZL Mid Cap Index Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2025
For the
Year Ended
December 31, 2024
Change In Net Assets:
Operations:
Net investment income/(loss) $ 4,277,046 $ 5,570,315
Net realized gains/(losses) on investments 40,896,296 138,954,889
Change in unrealized appreciation/(depreciation) on investments (12,660,373) (71,251,433)
Change in net assets resulting from operations 32,512,969 73,273,771
Distributions to Shareholders:
Class 1 (13,374,377) (5,079,024)
Class 2 (126,706,553) (49,268,138)
Change in net assets resulting from distributions to shareholders (140,080,930) (54,347,162)
Capital Transactions:
Class 1
Proceeds from shares issued 1,191,564 250,960
Proceeds from dividends reinvested 13,374,375 5,079,024
Value of shares redeemed (6,259,790) (5,492,241)
Total Class 1 Shares 8,306,149 (162,257)
Class 2
Proceeds from shares issued 8,738,660 2,938,465
Proceeds from dividends reinvested 126,706,553 49,268,138
Value of shares redeemed (73,302,177) (382,045,727)
Total Class 2 Shares 62,143,036 (329,839,124)
Change in net assets resulting from capital transactions 70,449,185 (330,001,381)
Change in net assets (37,118,776) (311,074,772)
Net Assets:
Beginning of period 503,613,273 814,688,045
End of period $ 466,494,497 $ 503,613,273
Share Transactions:
Class 1
Shares issued 57,923 10,735
Dividends reinvested 804,233 234,164
Shares redeemed (309,758) (241,401)
Total Class 1 Shares 552,398 3,498
Class 2
Shares issued 447,774 131,191
Dividends reinvested 7,773,408 2,305,481
Shares redeemed (3,714,451) (17,462,957)
Total Class 2 Shares 4,506,731 (15,026,285)
Change in shares 5,059,129 (15,022,787)

AZL Mid Cap Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
(a)
Year Ended
December 31,
2022
(a)
Year Ended
December 31,
2021
(a)
Class 1
Net Asset Value, Beginning of Period
$ 21.92  $ 21.57  $ 30.29  $ 115.03  $ 109.19
Investment Activities:
Net Investment Income/(Loss)(b) 0.23  0.26  0.35  0.78  1.17
Net Realized and Unrealized Gains/(Losses) on Investments 1.29  2.67  2.83  (18.83) 23.78
Total from Investment Activities 1.52  2.93  3.18  (18.05) 24.95
Distributions to Shareholders From:
Net Investment Income (0.33) (0.49) (2.80) (3.38) (3.38)
Net Realized Gains (6.35) (2.09) (9.10) (63.31) (15.73)
Total Dividends (6.68) (2.58) (11.90) (66.69) (19.11)
Net Asset Value, End of Period
$ 16.76  $ 21.92  $ 21.57  $ 30.29  $ 115.03
Total Return
(c) 7.19% 13.69% 16.16% (13.34)% 24.03%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 45,467  $ 47,364  $ 46,526  $ 44,716  $ 58,070
Net Investment Income/(Loss) 1.12% 1.15% 1.25% 1.14% 1.01%
Expenses Before Reductions(d) 0.35% 0.33% 0.32% 0.31% 0.32%
Expenses Net of Reductions 0.35% 0.33% 0.32% 0.31% 0.32%
Portfolio Turnover Rate(e) 15% 17% 23% 11% 30%
Class 2
Net Asset Value, Beginning of Period
$ 21.59  $ 21.24  $ 19.17  $ 28.25  $ 24.06
Investment Activities:
Net Investment Income/(Loss)(b) 0.17  0.20  0.20  0.21  0.21
Net Realized and Unrealized Gains/(Losses) on Investments 1.27  2.63  2.72  (4.24) 5.39
Total from Investment Activities 1.44  2.83  2.92  (4.03) 5.60
Distributions to Shareholders From:
Net Investment Income (0.26) (0.39) (0.15) (0.18) (0.20)
Net Realized Gains (6.35) (2.09) (0.70) (4.87) (1.21)
Total Dividends (6.61) (2.48) (0.85) (5.05) (1.41)
Net Asset Value, End of Period
$ 16.42  $ 21.59  $ 21.24  $ 19.17  $ 28.25
Total Return
(c) 6.90% 13.44% 15.88% (13.55)% 23.66%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 421,027  $ 456,250  $ 768,162  $ 796,467  $ 1,107,212
Net Investment Income/(Loss) 0.87% 0.90% 1.00% 0.88% 0.76%
Expenses Before Reductions(d) 0.60% 0.58% 0.57% 0.56% 0.57%
Expenses Net of Reductions 0.60% 0.58% 0.57% 0.56% 0.57%
Portfolio Turnover Rate(e) 15% 17% 23% 11% 30%
(a) Class 1 had a 13 to 1 reverse share split effective December 8, 2023. Prior year net asset values and per share amounts have been retrospectively adjusted to reflect the impact of the reverse share split.
(b) Calculated using the average shares method.
(c) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

AZL Mid Cap Index Fund
Notes to the Financial Statements
December 31, 2025

1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Mid Cap Index
Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Private Placements
The Fund may invest in private placement securities which are securities issued by corporations without registration under the Securities Act of 1933, as amended (the “1933 Act”), in reliance on a “private placement” exemption. These unregistered securities may be restricted and generally are sold to institutional investors, such as the Fund, who agree that they are purchasing the securities for investment and not with a view to public distribution. Unregistered securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such securities.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

AZL Mid Cap Index Fund
Notes to the Financial Statements
December 31, 2025

Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance
Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment
Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Class Allocation
The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at December 31, 2025 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent
9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $764 during the year ended December 31, 2025. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $4,139,831 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of December 31, 2025. At December 31, 2025, there were no master netting provisions in the securities lending agreement.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2025, the Fund did not engage in any Rule 17a-7 transactions.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type.
Futures Contracts
During the year ended December 31, 2025, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the year ended December
31, 2025, the monthly average notional amount for long contracts was $2.7 million. There was no short contract activity during the year. Realized gains and losses are reported as
“Net realized gains/(losses) on futures contracts” on the Statement of Operations.

AZL Mid Cap Index Fund
Notes to the Financial Statements
December 31, 2025

Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2025:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2025:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock
Investment” or the “Subadviser”), BlackRock Investment provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and assume certain expenses of the Fund to limit the annual expenses, excluding (i) brokerage expenses
(including any costs incidental to transactions in portfolio securities or instruments), (ii) acquired fund fees and expenses, (iii) taxes, (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (v) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vi) other extraordinary or non-routine expenses (including expenses arising from mergers, acquisitions or similar transactions involving the
Fund), based on the average net assets of the Fund, through April 30, 2027.
For the year ended December 31, 2025, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The annual rate due to the Subadviser from the Manager is 0.015%.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December
31, 2025, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable. During the year ended December 31, 2025, there were no such waivers.
At December 31, 2025, the following investments are noted as Affiliated Securities in the Fund’s Schedule of Portfolio Investments.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
72,413 –
Futures Contracts Receivable for variation margin on futures contracts* $— Payable for variation margin on futures contracts* $33,752
* For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as “Variation margin on futures contracts.”
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/(Depreciation)
on Derivatives Recognized
Equity Risk
143,831 (143,811)
Futures Contracts Net realized gains/(losses) on futures contracts/Change in net unrealized appreciation/
(depreciation) on futures contracts
$ 37 , 825 $ 37,64 6
Annual Rate* Annual Expense Limit
AZL Mid Cap Index Fund, Class 1 0.25% 0.46%
AZL Mid Cap Index Fund, Class 2 0.25% 0.71%
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains/ (Losses)
Change in Net
Unrealized
Appreciation /
( Depreciation )
Value
12/31/25
Shares
as of
12/31/25
Dividend
Income
Capital Gains
Distributions
BlackRock Liquidity FedFund ,
Institutional Class $ 551,175 $ 3,588,656
(a)
$ — $ — $ — $ 4,139,831 4,139,831 $ 7,667
(b)
$ —
(a) Represents net amount purchased (sold).
(b) All or portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of securities lending fees and collateral investment expenses, and other payments to and from borrowers of securities.

AZL Mid Cap Index Fund
Notes to the Financial Statements
December 31, 2025

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and support services to the CCO of the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and, through September 30, 2025, a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model
provided
by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
In the event that unobservable inputs are used when determining valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement. When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any other information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates.

AZL Mid Cap Index Fund
Notes to the Financial Statements
December 31, 2025

The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2025 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2025, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk : The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk.
Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Index Fund Risk : The Fund does not attempt to manage market volatility or reduce the effects of poor performance. In addition, factors such as fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund's performance.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security or other asset may fluctuate significantly due to factors such as changes in general market conditions, including economic, political, and financial conditions, widespread disease or other public health issues, war, military conflict, acts of terrorism, adverse investor sentiment, or instability or other disruptive events in the local, regional or global markets. Certain changes in the U.S. economy, such as a decrease in imports or exports, changes in trade regulations, inflation and/or economic recession, may have an adverse effect on the value of the Fund's securities.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2025 is $308,835,955. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 463,815,674 $ — $ — $ 463,815,674
Affiliated Investment Company 4,139,831 — — 4,139,831
Unaffiliated Investment Company 3,306,247 — — 3,306,247
Total Investment Securities 471,261,752 — — 471,261,752
Other Financial Instruments:
*
Futures Contracts (33,752) — — (33,752)
Total Investments $471,228,000 $— $— $471,228,000
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
*
Other Financial Instruments include any derivative instruments, such as futures contracts.  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.
Purchases Sales
AZL Mid Cap Index Fund $71,430,744 $136,985,475
Unrealized appreciation $182,736,052
Unrealized depreciation (20,310,255)
Net unrealized appreciation/(depreciation) $162,425,797

AZL Mid Cap Index Fund
Notes to the Financial Statements
December 31, 2025

The tax character of dividends paid to shareholders during the year ended December 31, 2025 was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2024 was as follows:
At December 31, 2025, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of December 31, 2025, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 60% of the Fund.
Investment activities of this shareholder could have a material impact to the Fund.
9. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"), subject to the oversight and, when applicable, approval of the Board, the officers of the Trust, as listed in the Trust’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
10. Recent Accounting Pronouncements
During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The
amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction if the quantitative threshold is met. The Fund did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
11. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Mid Cap Index Fund $19,449,082 $120,631,848 $140,080,930
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Mid Cap Index Fund $10,311,990 $44,035,172 $54,347,162
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
(Depreciation)(a)
Total
Accumulated
Earnings/(Deficit)
AZL Mid Cap Index Fund $5,261,256 $38,141,443 $— $162,425,797 $205,828,496
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts, investments in real estate investment trusts and other miscellaneous differences.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Trust and Shareholders of
AZL Mid Cap Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL Mid Cap Index Fund (one of the funds constituting Allianz
Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 20, 2026
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2025, 33.89% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.
During the year ended December 31, 2025, the Fund declared net short-term capital gain distributions of $13,862,119.
During the year ended December 31, 2025, the Fund declared net long-term capital gain distributions of $120,631,848.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Fund during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts
Subject to the general supervision of the Board of Trustees (the “Board” or “Trustees”) and in accordance with the investment objectives and restrictions of each separate series
(together, the “Funds”) of the Allianz Variable Insurance Products Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management
LLC (the “Manager”). As used in this section, “Fund” refers to any of the Funds other than the AZL Moderate Index Strategy Fund. The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon the Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2027 (the “Expense Limitation Agreement”).
Each Fund is a manager-of-managers fund. That means that the Manager is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the investment decisions made for each Fund. The Manager also is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a
Subadviser.
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
The Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to select as a Subadviser. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the
Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods; (b)
Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place a Fund on the watch list for other reasons, and if so, will explain its rationale to the Board. Funds which are on the watch list are subject to additional scrutiny by the Manager and the Board. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board has subsequently considered and approved retention of the new Subadviser.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager and the portfolio management agreements with the Subadvisers (the “Subadvisory Agreements”; and together with the Management Agreement, the “Advisory Contracts”). The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considered many factors, among the most material of which are: the Funds’ investment objectives and long-term performance; the Manager’s and Subadvisers’
(collectively, the “Advisory Organizations”) management philosophy, personnel, processes and investment performance, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Funds by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance
Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) any payments made by the Funds pursuant to Rule 12b-1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Advisory Contracts.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Advisory Contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of Advisory Contracts is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Funds’ investment performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or “peer group” funds), and comments on the reasons for performance; the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Funds’ portfolio securities; the nature, extent and quality of the advisory and other services provided to the Funds by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them;
and relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the Advisory Contracts, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall-out” benefits an Advisory Organization may derive from its relationship with the Funds.
In assessing the Advisory Organizations’ performance of their obligations, the Board may also consider whether there has occurred a circumstance or event that would constitute a reason for it to not renew an Advisory Contract. In this regard, the Board is mindful of the potential disruption of a Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.
The Advisory Contracts were most recently considered at Board meetings held in the summer and fall of 2025. Information relevant to the approval of such Advisory Contracts was considered at Board meetings held June 9 and 10, 2025, and September 23, 2025, as well as at various other meetings preceding those meetings. Accordingly, the Advisory
Contracts were approved by the Board at an in-person meeting on September 23, 2025. At such meeting the Board also approved the Expense Limitation Agreement between the
Manager and the Trust for the period ending April 30, 2027.
In connection with such meetings, the Board requested and evaluated extensive materials from the Advisory Organizations, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Contracts with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager or Subadvisers were present. In reaching their determinations relating to the approval of the Advisory Contracts, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Advisory
Contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Form N-CSR filings must include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager and Subadvisers .
The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. Under the Management Agreement, the Manager holds the sole and exclusive responsibility to provide, or arrange for others to provide, the management of the Funds’ assets and the placement of orders for the purchase and sale of the securities of the Funds. As each Fund is a manager of managers fund, the Manager is authorized, under the Management Agreement, to retain one or more Subadvisers for each Fund to handle day-to-day management of the Funds’ investment portfolios; the Manager is responsible for determining, in the first instance, which investment advisers to recommend to the Board for selection as a Subadviser. The Board was aware that, notwithstanding the retention of the Subadvisers to handle day-to-day portfolio management, the Manager remains responsible for substantial other matters, including continuously monitoring compliance by each Subadviser with the investment policies and restrictions of the respective Funds, with such other limitations or directions of the Board, and with all legal requirements under federal or state law or regulation. The Manager also is responsible primarily to provide statistical information and other data to the Board regarding the Funds’ portfolio investments and to make available to the Funds’ administrator such information as is necessary for the conduct of its duties.
The Board also noted that the Manager provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and the Subadvisers and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted that, for example, the Manager and Subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs are continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Advisory Contracts.
(2) The investment performance of the Funds, the Manager and the Subadvisers .
In connection with every quarterly Board meeting, as well as the summer and fall 2025 contract review process, the Board receives extensive information on the performance results of each of the Funds. This includes performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. The performance information considered includes information on absolute total return, performance versus the appropriate benchmark(s), and performance versus peer groups as reported by Lipper. For example, in connection with the Board meetings held June 9 and 10, 2025, and September
23, 2025, the Manager reported that for the one-year period ended December 31, 2024, five Funds were in the top 40%, two were in the middle 20%, and seven were in the bottom
40% of their respective Lipper peer groups. For the three-year period ended December 31, 2024, six Funds were in the top 40%, three were in the middle 20% and five were in the bottom 40% of their respective Lipper peer groups. For the five-year period ended December 31, 2024, six Funds were in the top 40%, two were in the middle 20%, and six were in the bottom 40% of their respective Lipper peer groups. For Funds which are index funds, the Board each quarter also receives information on the extent, if any, to which such Funds deviate from their particular benchmark index (referred to as “index attribution”).
Three Funds, the AZL Russell Value 1000 Index Fund, the AZL Enhanced Bond Index Fund and the AZL Government Money Market Fund, were in the bottom 40% for all of the one-, three- and five-year periods. The Board had previously met with the portfolio managers of the AZL Government Money Market Fund in June 2023 to receive and review enhanced reporting on each Fund’s current investment strategy, process and outlook. As a result of these discussions and other discussions with representatives of the Manager, the
Board considered the reasons for the underperformance of these Funds, including the headwinds faced by their long-term investment strategies. The Board understood that such underperformance was not a reflection of the nature, extent or quality of services being provided by the respective Subadvisers. The Board also considered the impact of recoupment of previously waived fees on the performance of the AZL Government Money Market Fund during the periods measured.
At the Board meeting held September 23, 2025, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2025.

Thus, at the Board meeting held September 23, 2025, the Board determined that the overall investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Funds.
The Manager supplied information
to the Board pertaining to the level of investment advisory fees to which the Funds are subject. The Manager has agreed to temporarily limit Fund expenses at certain levels, and information is provided to the Board setting forth “contractual” advisory fees and “actual” fees after taking expense limits and any temporary fee waivers into account. The Board noted that the subadvisory fees are paid by the Manager to each Subadviser and are not additional fees borne by the Funds. Based upon the information provided, the “actual”
advisory fees payable by the Funds overall are generally comparable to the average level of fees paid by the Funds’ peer groups. For the 14 Funds reviewed by the Board in the summer and fall of 2025, 12 Funds paid “actual” advisory fees in a percentage amount within the 65th percentile or lower for each Fund’s applicable category. (A lower percentile reflects lower fund fees and is better for fund shareholders.) The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.
Based upon the information provided, the management fee ranking in 2024 for the 14 Funds was as follows: (1) 12 of the Funds had management fee rankings at or below the 65th percentile (with 10 Funds at or below the 50th percentile); (2) for the AZL MSCI Global Equity Index Fund, it was determined that there was poor peer group comparability due to there being only one other fund in the category; and (3) for the AZL T. Rowe Price Capital Appreciation Fund, a temporary management fee reduction was recommended. The Board noted that it had previously considered and approved a temporary reduction in the AZL MSCI Global Equity Index Fund’s management fee, which is in effect through at least April 30,
2027. In addition, the Board also considered that the AZL Enhanced Bond Index Fund’s management fee ranked at the 63rd percentile in the bond index category, but that the Fund’s enhanced bond strategy lacks direct peers.
The Manager has also supplied information to the Board pertaining to total Fund expenses (which include advisory fees, the 25 basis point 12b-1 fee paid by the Funds, and other
Fund expenses). As noted above, the Manager has agreed to limit Fund expenses at certain levels.
The Manager has committed to providing the Funds with a high quality of service and working to reduce Fund expenses over time.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2022 through 2024. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
The Manager, on behalf of the Board, endeavored to obtain information on the profitability of each Subadviser in connection with its relationship with the Fund or Funds which it subadvised. The Manager was unable to obtain consistent profitability information from some of the Subadvisers that would allow the Board to determine the profits derived from the
Subadviser’s relationship to the Fund or Funds, rather than its overall level of profitability. In considering profitability information, the Board considered the possible effect of any fall-
out benefits to the Subadvisers and their affiliates. The Board considered the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization.
The Manager assured the Board that the Subadvisory Agreements with the Subadvisers, none of which are affiliated with the Manager, were negotiated on an “arm’s length” basis, which should not result in excessive profits for the Subadvisers.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.
The Board noted that the advisory fee schedules
for the Funds (other than AZL FIAM Multi-Strategy Fund, AZL FIAM Total Bond Fund, and AZL MSCI Global Equity Index Fund) do not contain breakpoints that reduce the fee rate on assets above specified levels, although certain Subadvisory Agreements have such “breakpoints.” The Board recognized that breakpoints may be an appropriate way for the
Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found that there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June
30, 2025, were approximately $13.4 billion, including assets of affiliated investing funds, and that no single Fund had assets in excess of approximately $3.5 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Advisory Contracts or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in certain Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Advisory Contracts, the
Board concluded that the advisory fees were reasonable, and that the continuation of the Advisory Contracts was in the best interest of the Funds.

ANNRPT1225 02/26
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® Moderate Index Strategy Fund
Annual Financial Statements and Other Information
December 31, 2025

AZL® Moderate Index Strategy Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information (Unaudited)

Other Information (Form N-CSR Items 8-11) (Unaudited)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Moderate Index Strategy Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2025 .
Shares Value
Affiliated Investment Companies (100.1%):
Domestic Equity Funds (43.5%):
2,696,878 AZL Mid Cap Index Fund, Class 2 $ 44,282,743
20,506,946 AZL S&P 500 Index Fund, Class 2 472,069,906
2,823,702 AZL Small Cap Stock Index Fund, Class 2 31,512,514
547,865,163
Fixed Income Fund (39.9%):
51,404,198 AZL Enhanced Bond Index Fund 502,219,015
International Equity Fund (16.7%):
9,564,957 AZL International Index Fund, Class 2 209,472,549
Total Affiliated Investment Companies (Cost $1,195,293,189) 1,259,556,727
Total Investment Securities
(Cost $1,195,293,189 ) — 100.1% (a) 1,259,556,727
Net other assets (liabilities) — (0.1)% (1,372,153)
Net Assets — 100.0% $ 1,258,184,574
(a) See Federal Tax Information listed in the Notes to the Financial Statements.

AZL Moderate Index Strategy Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2025
Statement of Operations
For the Year Ended December 31, 2025
Assets:
Investments in affiliates, at cost $ 1,195,293,189
aaa
aaa
Investments in affiliates, at value $ 1,259,556,727
Receivable for investments sold 233,182
Prepaid expenses 5,816
Total Assets 1,259,795,725
Liabilities:
Cash overdraft 233,182
Payable for capital shares redeemed 1,234,066
Management fees payable 53,743
Administration fees payable 15,321
Custodian fees payable 5,818
Administrative and compliance services fees payable 2,706
Transfer agent fees payable 1,319
Trustee fees payable 8,396
Other accrued liabilities 56,600
Total Liabilities 1,611,151
Commitments and contingent liabilities^
Net Assets
$ 1,258,184,574
Net Assets Consist of:
Paid-in capital $ 1,104,976,09 3
Total distributable earnings 153,208,48 1
Net Assets
$ 1,258,184,574
Shares of beneficial interest (unlimited number of shares authorized, no par value) 83,708,035
Net Asset Value (offering and redemption price per share) $ 15.03
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends from affiliates $ 33,126,738
Total Investment Income 33,126,738
Expenses:
Management fees 2,556,083
Administration fees 94,690
Custodian fees 38,773
Administrative and compliance services fees 30,036
Transfer agent fees 8,550
Trustee fees 66,332
Professional fees 76,041
Shareholder reports 20,657
Other expenses 28,180
Total expenses before reductions 2,919,342
Less Management fees contractually waived (1,917,062)
Net expenses 1,002,280
Net Investment Income/(Loss)
32,124,458
Net realized and Change in net unrealized gains/(losses) on
investments:
Net realized gains/(losses) on affiliated underlying funds (2,686,056)
Net realized gains distributions from affiliated underlying funds 101,124,898
Change in net unrealized appreciation/(depreciation) on affiliated underlying funds 44,309,053
Net realized and Change in net unrealized gains/(losses) on
investments
142,747,895
Change in Net Assets Resulting From Operations
$ 174,872,353

AZL Moderate Index Strategy Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2025
For the
Year Ended
December 31, 2024
Change In Net Assets:
Operations:
Net investment income/(loss) $ 32,124,458 $ 31,909,894
Net realized gains/(losses) on investments 98,438,842 (9,688,665)
Change in unrealized appreciation/(depreciation) on investments 44,309,053 111,160,329
Change in net assets resulting from operations 174,872,353 133,381,558
Distributions to Shareholders:
Distributions (32,284,120) (20,087,657)
Change in net assets resulting from distributions to shareholders (32,284,120) (20,087,657)
Capital Transactions:
Proceeds from shares issued 438,666 7,922,495
Proceeds from dividends reinvested 32,284,120 20,087,657
Value of shares redeemed (232,391,631) (249,349,983)
Change in net assets resulting from capital transactions (199,668,845) (221,339,831)
Change in net assets (57,080,612) (108,045,930)
Net Assets:
Beginning of period 1,315,265,186 1,423,311,116
End of period $ 1,258,184,574 $ 1,315,265,186
Share Transactions:
Shares issued 31,270 629,931
Dividends reinvested 2,178,416 1,473,783
Shares redeemed (16,374,534) (19,070,150)
Change in shares (14,164,848) (16,966,436)

AZL Moderate Index Strategy Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Net Asset Value, Beginning of Period
$13.44 $12.40 $11.98 $15.63 $14.20
Investment Activities:
Net Investment Income/(Loss)(a) 0.36  0.30  0.18  0.18  0.20
Net Realized and Unrealized Gains/(Losses) on Investments 1.61  0.94  1.46  (2.63) 1.50
Total from Investment Activities 1.97  1.24  1.64  (2.45) 1.70
Distributions to Shareholders From:
Net Investment Income (0.38) (0.20) (0.25) (0.31) (0.09)
Net Realized Gains —  —  (0.97) (0.89) (0.18)
Total Dividends (0.38) (0.20) (1.22) (1.20) (0.27)
Net Asset Value, End of Period
$15.03 $13.44 $12.40 $11.98 $15.63
Total Return
(b) 14.69% 9.98% 14.82% (15.37)% 12.06%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $1,258,185 $1,315,265 $1,423,311 $1,433,224 $1,927,598
Net Investment Income/(Loss) 2.51% 2.30% 1.42% 1.35% 1.30%
Expenses Before Reductions*(c) 0.23% 0.23% 0.23% 0.22% 0.26%
Expenses Net of Reductions* 0.08% 0.08% 0.08% 0.07% 0.07%
Portfolio Turnover Rate 13% 12% 3% 8% 14%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.

AZL Moderate Index Strategy Fund
Notes to the Financial Statements
December 31, 2025

1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Moderate Index
Strategy Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Fund is a "fund of funds," which means that the Fund invests primarily in other mutual funds (the "Underlying Funds"). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

AZL Moderate Index Strategy Fund
Notes to the Financial Statements
December 31, 2025

Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager.
Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2025, the Fund did not engage in any Rule 17a-7 transactions.
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. The Manager is entitled to a fee, computed daily and paid monthly, based on average daily net assets of the Fund. The Manager has contractually agreed to waive fees and assume certain expenses the Fund to limit the annual expenses, excluding (i) brokerage expenses
(including any costs incidental to transactions in portfolio securities or instruments), (ii) acquired fund fees and expenses, (iii) taxes, (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (v) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vi) other extraordinary or non-routine expenses (including expenses arising from mergers, acquisitions or similar transactions involving the
Fund), based on the average net assets of the Fund, through April 30, 2027. Expenses incurred for investment advisory and management services are reflected on the Statement of
Operations as “Management fees.”
For the year ended December 31, 2025, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The Manager waived, prior to any application of expense limit, the management fee to 0.05% on all assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2027.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December
31, 2025, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable.
The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At December 31, 2025, these underlying funds are noted as Affiliated Investment
Companies in the Fund's Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund's investments in affiliated investment companies for the year ended December 31, 2025 is as follows:
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and support services to the CCO of the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are
Annual Rate* Annual Expense Limit
AZL Moderate Index Strategy Fund 0.20% 0.20%
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation /
( Depreciation )
Value
12/31/25
Shares
as of
12/31/25
Dividend
Income
Net Realized
Gains
Distributions
from Affiliated
Underlying Funds
AZL Enhanced Bond Index Fund $ 531,524,906 $ 22,536,039 $ (62,880,524) $ (11,666,116) $ 22,704,710 $ 502,219,015 51,404,198 $ 22,536,03 8 $ —
AZL International Index Fund,
Class 2 212,452,305 7,419,375 (60,410,246) 2,581,290 47,429,82 5 209,472,549 9,564,957 5,117,953 2,301,422
AZL Mid Cap Index Fund, Class 2 46,803,379 16,343,582 (8,575,371) (404,618) (9,884,229) 44,282,743 2,696,878 535,881 13,245,227
AZL S&P 500 Index Fund, Class 2 491,802,634 107,810,300 (121,384 , 028 ) 6,941, 701 (13,100,701) 472,069,906 20,506,946 4,499,382 80,763,590
AZL Small Cap Stock Index Fund,
Class 2 33,499,293 7,667,901 (6,675,815) (138,313) (2,840,552) 31,512,514 2,823,702 437,484 4,814,659
$ 1,316,082,517 $ 161,777,197 $ (259,925, 984 ) $ (2,686, 056 ) $ 44,309,05 3
$ 1,259,556,727
$ 33,126,73 8 $ 101,124,898

AZL Moderate Index Strategy Fund
Notes to the Financial Statements
December 31, 2025

subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and, through September 30, 2025, a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.
In the event that unobservable inputs are used when determining valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement. When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any other information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2025 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2025, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk : The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in
Investment Securities: Level 1 Level 2 Level 3 Total
Affiliated Investment Companies $ 1,259,556,727 $ — $ — $ 1,259,556,727
Total Investment Securities $1,259,556,727 $— $— $1,259,556,727
Purchases Sales
AZL Moderate Index Strategy Fund $161,777,197 $259,925,984

AZL Moderate Index Strategy Fund
Notes to the Financial Statements
December 31, 2025

the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default. During the year ended December 31, 2025, the Fund did not directly invest in derivatives.
Foreign Securities Risk : Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Fund of Fund Risk : The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.
Index Fund Risk : Certain of the underlying funds do not attempt to manage market volatility or reduce the effects of poor performance. In addition, factors such as fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of fund shares may affect the correlation between the performance of the index and the underlying fund's performance.
Interest Rate Risk : Debt securities held by the underlying funds may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates. Macroeconomic factors, such as inflationary trends, can heighten interest rate risk.
Market Risk : The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security or other asset may fluctuate significantly due to factors such as changes in general market conditions, including economic, political, and financial conditions, widespread disease or other public health issues, war, military conflict, acts of terrorism, adverse investor sentiment, or instability or other disruptive events in the local, regional or global markets. Certain changes in the U.S. economy, such as a decrease in imports or exports, changes in trade regulations, inflation and/or economic recession, may have an adverse effect on the value of the Fund's securities.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2025 is $1,211,838,082. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
As of the end of its tax year ended December 31, 2025, the Fund had no remaining capital loss carry forwards (“CLCFs”). The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset. During the year ended December 31, 2025, the Fund utilized $26,191,084 in CLCFs to offset capital gains.
The tax character of dividends paid to shareholders during the year ended December 31, 2025 was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2024 was as follows:
Unrealized appreciation $116,990,827
Unrealized depreciation (69,272,182)
Net unrealized appreciation/(depreciation) $47,718,645
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Moderate Index Strategy Fund $32,284,120 $– $32,284,120
(a)
Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Moderate Index Strategy Fund $20,087,657 $– $20,087,657
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

AZL Moderate Index Strategy Fund
Notes to the Financial Statements
December 31, 2025

At December 31, 2025, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of December 31, 2025, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund.
Investment activities of this shareholder could have a material impact to the Fund.
9. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"), subject to the oversight and, when applicable, approval of the Board, the officers of the Trust, as listed in the Trust’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
10. Recent Accounting Pronouncements
During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The
amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction if the quantitative threshold is met. The Fund did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
11. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
(Depreciation)(a)
Total
Accumulated
Earnings/(Deficit)
AZL Moderate Index Strategy Fund $33,720,998 $71,768,838 $— $47,718,645 $153,208,481
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Trust and Shareholders of
AZL Moderate Index Strategy Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL Moderate Index Strategy Fund (one of the funds constituting Allianz Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended
December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 20, 2026
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2025, 19.52% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.
During the year ended December 31, 2025, the Fund declared net short-term capital gain distributions of $191.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Fund during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract
Subject to the general supervision of the Board of Trustees (the “Board” or “Trustees”) and in accordance with the investment objectives and restrictions of the Fund, which is a series of the Allianz Variable Insurance Products Trust (the “Trust”), investment advisory services are provided to the Fund by Allianz Investment Management LLC (the “Manager”).
The Manager manages the Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust. The Management Agreement provides that the
Manager, subject to the supervision and approval of the Board, is responsible for the management of the Fund. For management services, the Fund pays the Manager an investment advisory fee based upon the Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of the Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2027 (the “Expense Limitation Agreement”).
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Fund is offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of
Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to the Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1)
the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2)
Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) payments made by the underlying funds pursuant to Rule 12b 1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Management Agreement for the Fund.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Fund and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Management Agreement occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark and certain competitor or “peer group” funds). In connection with comparing the performance of the Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various applicable factors, such as asset class allocation decisions, the performance of the underlying funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The
Board also receives reports on the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Fund’s portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Fund and the companies that service them; and relevant developments in the mutual fund industry and how the Fund and/or the Manager are responding to them.
The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Fund. These reports cover not only the fees under the Management Agreement, but also the fees, if any, received for providing other services to the Fund. The reports also discuss any indirect or
“fall-out” benefits the Manager or its affiliates may derive from their relationships with the Fund.
The Management Agreement was most recently considered at Board meetings held in the summer and fall of 2025. Information relevant to the approval of the Management
Agreement was considered at Board meetings held June 9 and 10, 2025, and September 23, 2025, as well as at various other meetings preceding those meetings. Accordingly, the
Management Agreement was approved by the Board at an in-person meeting on September 23, 2025. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2027.
In connection with such meetings, the Board requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the
Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Management Agreement with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Management Agreement, in respect of the Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to the Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Form N-CSR filings must include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager.
The Trustees noted that the Manager, subject to the oversight of the Board, administers the Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and the Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Fund) and executive and other personnel as are necessary for the operation of the Trust and the Fund.
Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the
Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted, for example, that the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has been continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and the Fund. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided)
to the Trust and to the Fund under the Management Agreement.
(2) The investment performance of the Fund and the Manager.
In connection with every quarterly Board meeting and the summer and fall 2025 contract review process, Trustees received extensive information on the performance results of the Fund. The performance information considered included performance information on absolute total return, performance versus the appropriate benchmark(s) and performance versus peer groups as reported by Lipper, the contribution to performance of the Manager’s asset class allocation decisions, the performance of the underlying funds, and the impact on performance of rebalancing decisions, cash and Fund fees. This included Lipper performance information on the Fund for the one-, three-, and five-year periods ended December 31, 2024, for which the Fund ranked in the top 40% of its Lipper peer group for the one-, three- and five-year periods.
At the Board meeting held September 23, 2025, the Board also received updated performance information for the Fund, including updated Lipper peer group ranking information, for various periods ending June 30, 2025.
At the Board meeting held September 23, 2025, the Trustees determined that the investment performance of the Fund was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Fund.
The Board considered that the Manager receives an advisory
fee from the Fund. The Manager reported that the advisory fee paid by the Fund was in the 1st percentile of its customized peer group. (A lower percentile reflects lower fund fees and is better for fund shareholders.) Trustees were provided with information on the total expense ratios of the Fund and other funds in the customized peer group, and the Manager reported upon the challenges in making peer group comparisons for the Fund. The Board considered and found that the advisory fee paid to the Manager with respect to the Fund was based on services provided to the Fund that were in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds in which the Fund invests.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2022 through 2024. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Fund before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to the Fund.
(4) and (5) The extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale.
The Board noted that the advisory fee schedule for
the Fund does not contain breakpoints that reduce the fee rate on assets above specified levels. The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with funds that have substantial assets. The Board found there was no uniform methodology for establishing breakpoints that give effect to
Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the Fund. The Board noted that the total assets in the Fund, as of June 30, 2025, were approximately
$1.29 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Management Agreement or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Fund’s advisory fee rate schedule was acceptable under the Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Management
Agreement, the Board concluded that the advisory fees were reasonable, and that the continuation of the Management Agreement was in the best interest of the Fund.

ANNRPT1225 02/26
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® MSCI Global Equity Index Fund
Annual Financial Statements and Other Information
December 31, 2025

AZL® MSCI Global Equity Index Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information (Unaudited)

Other Information (Form N-CSR Items 8-11) (Unaudited)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks (99.2%):
Aerospace & Defense (2.5%):
2,550 Airbus SE $ 591,432
302 Axon Enterprise, Inc.* 171,515
13,058 BAE Systems plc 300,137
3,335 Boeing Co. (The)* 724,095
410 Bombardier, Inc., Class B* 69,757
1,009 CAE, Inc.* 30,688
94 Dassault Aviation SA 30,119
124 Elbit Systems, Ltd. 71,609
975 General Dynamics Corp. 328,243
4,553 General Electric Co. 1,402,461
206 HEICO Corp. 66,660
317 HEICO Corp., Class A 80,020
1,631 Howmet Aerospace, Inc. 334,388
2,195 Kongsberg Gruppen ASA 56,301
826 L3Harris Technologies, Inc. 242,489
1,848 Leonardo SpA 105,855
891 Lockheed Martin Corp. 430,950
4,838 Melrose Industries plc 38,057
254 MTU Aero Engines AG 105,939
592 Northrop Grumman Corp. 337,564
201 Rheinmetall AG 368,543
1,759 Rocket Lab Corp.* 122,708
35,924 Rolls-Royce Holdings plc 558,272
5,726 RTX Corp. 1,050,148
1,519 Saab AB, Class B 88,379
1,512 Safran SA 526,103
6,400 Singapore Technologies Engineering, Ltd. 41,766
776 Textron, Inc. 67,644
377 Thales SA 101,819
245 TransDigm Group, Inc. 325,813
8,769,474
Air Freight & Logistics (0.3%):
466 CH Robinson Worldwide, Inc. 74,914
4,071 Deutsche Post AG 222,959
869 DSV A/S 218,703
549 Expeditors International of Washington, Inc. 81,807
944 FedEx Corp. 272,684
1,800 SG Holdings Co., Ltd. 16,505
3,112 United Parcel Service, Inc., Class B 308,679
1,196,251
Automobile Components (0.2%):
2,400 Aisin Corp. 44,890
988 Aptiv plc* 75,177
5,200 Bridgestone Corp. 116,983
2,691 Cie Generale des Etablissements Michelin SCA 89,237
513 Continental AG 40,950
7,500 Denso Corp. 103,471
1,166 Magna International, Inc. 62,166
3,000 Sumitomo Electric Industries, Ltd. 121,482
654,356
Automobiles (2.2%):
1,268 Bayerische Motoren Werke AG, ADR 138,627
572 Ferrari NV 212,957
16,307 Ford Motor Co. 213,948
4,191 General Motors Co. 340,812
16,100 Honda Motor Co., Ltd. 157,621
Shares Value
Common Stocks, continued
Automobiles, continued
2,100 Isuzu Motors, Ltd. $ 32,742
3,058 Mercedes-Benz Group AG 215,782
11,300 Nissan Motor Co., Ltd.* 28,070
950 Renault SA 39,326
3,269 Rivian Automotive, Inc., Class A* 64,432
8,011 Stellantis NV 87,674
2,200 Subaru Corp. 47,256
7,300 Suzuki Motor Corp. 108,433
12,107 Tesla, Inc.* 5,444,760
40,200 Toyota Motor Corp. 860,061
2,800 Yamaha Motor Co., Ltd. 20,683
8,013,184
Banks (7.2%):
1,998 ABN AMRO Bank NV, GDR 69,734
8,889 AIB Group plc 95,510
12,396 ANZ Group Holdings, Ltd. 299,884
8,975 Banca Monte dei Paschi di Siena SpA 95,537
25,187 Banco Bilbao Vizcaya Argentaria SA 589,078
4,873 Banco BPM SpA 74,013
19,945 Banco de Sabadell SA 78,206
63,791 Banco Santander SA 748,515
5,606 Bank Hapoalim BM 127,020
6,317 Bank Leumi Le-Israel BM 139,454
30,191 Bank of America Corp. 1,660,505
4,624 Bank of Ireland Group plc 88,456
3,012 Bank of Montreal 391,205
5,303 Bank of Nova Scotia (The) 391,156
3,353 Bankinter SA 55,514
93 Banque Cantonale Vaudoise, Registered Shares 11,767
58,759 Barclays plc 372,938
4,241 BNP Paribas SA 401,274
15,500 BOC Hong Kong Holdings, Ltd. 78,372
5,891 BPER Banca SpA 79,654
16,402 CaixaBank SA 200,288
3,982 Canadian Imperial Bank of Commerce 361,032
2,800 Chiba Bank, Ltd. (The) 31,133
7,859 Citigroup, Inc. 917,067
1,797 Citizens Financial Group, Inc. 104,963
3,113 Commerzbank AG 131,781
7,167 Commonwealth Bank of Australia 766,083
4,189 Credit Agricole SA 85,981
2,799 Danske Bank A/S 139,643
9,460 DBS Group Holdings, Ltd. 414,108
3,895 DNB Bank ASA 108,526
1,304 Erste Group Bank AG 156,871
2,703 Fifth Third Bancorp 126,527
2,912 FinecoBank Banca Fineco SpA 75,616
41 First Citizens BancShares, Inc., Class A 87,993
3,900 Hang Seng Bank, Ltd. 76,923
73,080 HSBC Holdings plc 1,145,528
6,279 Huntington Bancshares, Inc. 108,941
13,316 ING Groep NV 374,297
61,051 Intesa Sanpaolo SpA 422,798
5,286 Israel Discount Bank, Ltd., Class A 56,219
7,700 Japan Post Bank Co., Ltd. 108,307
11,769 JPMorgan Chase & Co. 3,792,207
1,044 KBC Group NV 135,691
4,335 KeyCorp 89,474

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Banks, continued
247,993 Lloyds Banking Group plc $ 326,757
700 M&T Bank Corp. 141,036
49,000 Mitsubishi UFJ Financial Group, Inc. 778,234
608 Mizrahi Tefahot Bank, Ltd. 42,523
10,850 Mizuho Financial Group, Inc. 394,032
13,467 National Australia Bank, Ltd. 379,161
1,692 National Bank of Canada 212,807
34,678 NatWest Group plc 302,406
13,314 Nordea Bank Abp 250,952
15,000 Oversea-Chinese Banking Corp., Ltd. 230,468
646 Pinnacle Financial Partners, Inc. 61,635
1,668 PNC Financial Services Group, Inc. (The) 348,162
4,017 Regions Financial Corp. 108,861
9,000 Resona Holdings, Inc. 85,346
5,970 Royal Bank of Canada 1,017,867
6,517 Skandinaviska Enskilda Banken AB, Class A 137,616
3,010 Societe Generale SA 242,489
8,191 Standard Chartered plc 199,997
15,900 Sumitomo Mitsui Financial Group, Inc. 511,781
2,900 Sumitomo Mitsui Trust Group, Inc. 88,131
5,761 Svenska Handelsbanken AB, Class A 84,039
3,453 Swedbank AB, Class A 120,161
7,355 Toronto-Dominion Bank (The) 693,269
5,488 Truist Financial Corp. 270,065
6,116 UniCredit SpA 507,682
5,604 United Overseas Bank, Ltd. 152,652
6,768 US Bancorp 361,141
13,757 Wells Fargo & Co. 1,282,152
14,925 Westpac Banking Corp. 383,165
4,700 Yokohama Financial Group, Inc. 38,743
25,619,119
Beverages (1.0%):
4,185 Anheuser-Busch InBev SA/NV 268,489
6,900 Asahi Group Holdings, Ltd. 72,188
428 Brown-Forman Corp., Class B 11,154
395 Carlsberg AS, Class B 51,786
17,436 Coca-Cola Co. (The) 1,218,951
942 Coca-Cola Europacific Partners plc 85,439
931 Coca-Cola HBC AG* 48,205
664 Constellation Brands, Inc., Class A 91,605
3,162 Davide Campari-Milano NV, Class M^ 20,528
9,388 Diageo plc 202,188
436 Heineken Holding NV 31,979
1,331 Heineken NV 108,869
5,800 Keurig Dr Pepper, Inc. 162,458
3,400 Kirin Holdings Co., Ltd. 51,145
3,072 Monster Beverage Corp.* 235,530
5,828 PepsiCo, Inc. 836,435
895 Pernod Ricard SA 76,614
800 Suntory Beverage & Food, Ltd. 24,178
3,597,741
Biotechnology (1.5%):
7,581 AbbVie, Inc. 1,732,183
557 Alnylam Pharmaceuticals, Inc.* 221,491
2,325 Amgen, Inc. 760,996
2,156 Amrize, Ltd.* 117,478
270 Argenx SE* 227,228
596 Biogen, Inc.* 104,890
Shares Value
Common Stocks, continued
Biotechnology, continued
2,013 CSL, Ltd. $ 231,871
293 Genmab A/S* 90,550
5,250 Gilead Sciences, Inc. 644,385
1,231 Grifols SA 15,403
740 Incyte Corp.* 73,090
927 Insmed, Inc.* 161,335
531 Natera, Inc.* 121,647
385 Neurocrine Biosciences, Inc.* 54,604
444 Regeneron Pharmaceuticals, Inc. 342,710
832 Swedish Orphan Biovitrum AB* 29,923
175 United Therapeutics Corp.* 85,269
1,112 Vertex Pharmaceuticals, Inc.* 504,136
5,519,189
Broadline Retail (3.1%):
41,116 Amazon.com, Inc.* 9,490,395
221 Canadian Tire Corp., Ltd., Class A 28,010
1,160 Dollarama, Inc. 173,392
1,984 eBay, Inc. 172,806
199 MercadoLibre, Inc.* 400,838
455 Next plc 83,698
9,000 Pan Pacific International Holdings Corp. 53,640
5,589 Prosus NV* 345,168
8,000 Rakuten Group, Inc.* 51,335
2,400 Ryohin Keikaku Co., Ltd. 42,646
4,933 Wesfarmers, Ltd. 265,844
11,107,772
Building Products (0.5%):
600 AGC, Inc. 19,909
357 Allegion plc, ADR 56,842
4,512 Assa Abloy AB, Class B 174,977
46 Belimo Holding AG, Class R 44,802
500 Builders FirstSource, Inc.* 51,445
183 Carlisle Cos., Inc. 58,534
3,122 Carrier Global Corp. 164,966
1,965 Cie de Saint-Gobain SA 199,456
1,100 Daikin Industries, Ltd. 141,228
136 Geberit AG, Registered Shares 105,967
2,878 Johnson Controls International plc 344,641
618 Kingspan Group plc 53,397
152 Lennox International, Inc. 73,808
999 Masco Corp. 63,397
7,728 Nibe Industrier AB, Class B 29,658
520 ROCKWOOL A/S, Class B 18,305
935 Trane Technologies plc 363,902
1,965,234
Capital Markets (3.4%):
4,244 3i Group plc 184,612
412 Ameriprise Financial, Inc. 202,020
158 Amundi SA 13,066
885 Ares Management Corp., Class A 143,043
934 ASX, Ltd. 32,038
2,974 Bank of New York Mellon Corp. (The) 345,252
624 Blackrock, Inc.
+
667,892
3,140 Blackstone, Inc. 484,000
1,764 Brookfield Asset Management, Ltd., Class A 92,416
8,744 Brookfield Corp. 401,521
1,101 Carlyle Group, Inc. (The) 65,080

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Capital Markets, continued
433 Cboe Global Markets, Inc. $ 108,683
7,453 Charles Schwab Corp. (The) 744,629
1,536 CME Group, Inc. 419,451
881 Coinbase Global, Inc., Class A* 199,229
1,102 CVC Capital Partners plc 18,452
6,000 Daiwa Securities Group, Inc. 52,566
7,826 Deutsche Bank AG, Registered Shares 304,364
801 Deutsche Boerse AG 210,374
1,617 EQT AB 63,108
380 Euronext NV 57,031
285 Futu Holdings, Ltd., ADR* 46,800
1,306 Goldman Sachs Group, Inc. (The) 1,147,974
4,900 Hong Kong Exchanges & Clearing, Ltd. 256,031
160 IGM Financial, Inc.^ 7,206
1,947 Interactive Brokers Group, Inc. 125,212
2,464 Intercontinental Exchange, Inc. 399,069
5,200 Japan Exchange Group, Inc. 55,508
797 Julius Baer Group, Ltd. 62,324
2,688 KKR & Co., Inc. 342,666
2,054 London Stock Exchange Group plc 247,287
331 LPL Financial Holdings, Inc. 118,223
1,549 Macquarie Group, Ltd. 208,423
686 Moody's Corp. 350,443
5,118 Morgan Stanley 908,599
341 MSCI, Inc. 195,642
1,807 Nasdaq, Inc. 175,514
12,800 Nomura Holdings, Inc. 106,490
843 Northern Trust Corp. 115,145
101 Partners Group Holding AG 124,101
772 Raymond James Financial, Inc. 123,976
3,142 Robinhood Markets, Inc., Class A* 355,360
1,336 S&P Global, Inc. 698,180
2,800 SBI Holdings, Inc. 60,435
2,664 Schroders plc 14,517
3,200 Singapore Exchange, Ltd. 42,058
1,271 State Street Corp. 163,972
988 T. Rowe Price Group, Inc. 101,151
1,169 TMX Group, Ltd. 44,489
538 Tradeweb Markets, Inc., Class A 57,857
13,927 UBS Group AG 643,967
12,107,446
Chemicals (1.2%):
2,494 Air Liquide SA 469,294
972 Air Products and Chemicals, Inc. 240,104
722 Akzo Nobel NV 50,142
6,500 Asahi Kasei Corp. 57,694
3,741 BASF SE 195,423
766 CF Industries Holdings, Inc. 59,242
3,007 Corteva, Inc. 201,559
2,709 Dow, Inc. 63,336
855 DSM-Firmenich AG 69,087
1,832 DuPont de Nemours, Inc. 73,646
1,064 Ecolab, Inc. 279,321
36 EMS-Chemie Holding AG 24,916
988 Evonik Industries AG 15,504
38 Givaudan SA, Registered Shares 151,111
2,385 ICL Group, Ltd. 13,699
968 International Flavors & Fragrances, Inc. 65,234
2,013 Linde plc 858,323
Shares Value
Common Stocks, continued
Chemicals, continued
970 LyondellBasell Industries NV, Class A $ 42,001
4,700 Mitsubishi Chemical Group Corp. 27,455
3,800 Nippon Paint Holdings Co., Ltd. 25,386
600 Nippon Sanso Holdings Corp. 17,919
2,700 Nitto Denko Corp. 64,163
1,496 Novonesis (Novozymes) B 95,814
2,174 Nutrien, Ltd.^ 134,204
933 PPG Industries, Inc. 95,595
615 RPM International, Inc. 63,960
1,009 Sherwin-Williams Co. (The) 326,946
7,200 Shin-Etsu Chemical Co., Ltd. 223,935
674 Sika AG, Registered Shares 138,175
1,370 Smurfit WestRock plc 52,791
456 Syensqo SA 36,619
641 Symrise AG 51,866
6,300 Toray Industries, Inc. 41,064
557 Yara International ASA 22,833
4,348,361
Commercial Services & Supplies (0.5%):
5,864 Brambles, Ltd. 89,865
1,501 Cintas Corp. 282,293
3,800 Copart, Inc.* 148,770
2,200 Dai Nippon Printing Co., Ltd. 37,872
1,877 Element Fleet Management Corp. 49,305
1,105 GFL Environmental, Inc. 47,472
844 RB Global, Inc. 86,903
12,446 Rentokil Initial plc 74,325
895 Republic Services, Inc. 189,677
1,131 Rollins, Inc. 67,883
1,900 Secom Co., Ltd. 67,533
1,439 Securitas AB, Class B 22,936
900 TOPPAN Holdings, Inc. 26,728
1,020 Veralto Corp. 101,776
1,088 Waste Connections, Inc. 190,792
1,743 Waste Management, Inc. 382,954
1,867,084
Communications Equipment (0.7%):
4,577 Arista Networks, Inc.* 599,724
618 Ciena Corp.* 144,532
16,855 Cisco Systems, Inc. 1,298,340
270 F5, Inc.* 68,920
699 Motorola Solutions, Inc. 267,941
21,253 Nokia Oyj 137,645
13,148 Telefonaktiebolaget LM Ericsson, Class B 128,389
2,645,491
Construction & Engineering (0.5%):
708 ACS Actividades de Construccion y Servicios SA 70,213
605 AECOM 57,675
775 AtkinsRealis Group, Inc. 50,033
977 Bouygues SA 50,643
155 Comfort Systems USA, Inc. 144,660
239 Eiffage SA 34,276
206 EMCOR Group, Inc. 126,029
2,271 Ferrovial SE 146,864
1,700 Kajima Corp. 63,402
3,200 Obayashi Corp. 66,852
638 Quanta Services, Inc. 269,274

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Construction & Engineering, continued
1,177 Skanska AB, Class B $ 32,129
534 Stantec, Inc. 50,396
700 Taisei Corp. 66,368
2,153 Vinci SA 302,315
553 WSP Global, Inc. 100,139
1,631,268
Construction Materials (0.3%):
2,922 CRH plc 364,666
580 Heidelberg Materials AG 151,872
2,310 Holcim AG* 226,514
268 Martin Marietta Materials, Inc. 166,873
588 Vulcan Materials Co. 167,709
1,077,634
Consumer Finance (0.5%):
2,381 American Express Co. 880,851
2,736 Capital One Financial Corp. 663,097
1 Isracard, Ltd. 3
4,596 SoFi Technologies, Inc.* 120,323
1,532 Synchrony Financial 127,815
1,792,089
Consumer Staples Distribution & Retail (1.6%):
9,600 Aeon Co., Ltd. 151,754
3,272 Alimentation Couche-Tard, Inc. 178,716
2,172 Carrefour SA 36,227
5,817 Coles Group, Ltd. 83,211
1,908 Costco Wholesale Corp. 1,645,345
882 Dollar General Corp. 117,103
770 Dollar Tree, Inc.* 94,718
274 Empire Co., Ltd. 9,527
714 George Weston, Ltd. 49,263
5,394 J Sainsbury plc 23,768
1,662 Jeronimo Martins SGPS SA 39,586
807 Kesko Oyj, Class B 18,254
1,000 Kobe Bussan Co., Ltd. 24,184
3,775 Koninklijke Ahold Delhaize NV 154,810
2,572 Kroger Co. (The) 160,699
2,477 Loblaw Cos., Ltd. 111,992
10,779 Marks & Spencer Group plc 47,940
1,300 MatsukiyoCocokara & Co. 22,571
888 Metro, Inc. 63,921
9,200 Seven & i Holdings Co., Ltd. 132,137
2,024 Sysco Corp. 149,149
2,019 Target Corp. 197,357
26,849 Tesco plc 159,827
1,200 Tsuruha Holdings, Inc. 22,031
18,808 Walmart, Inc. 2,095,399
5,770 Woolworths Group, Ltd. 112,981
5,902,470
Containers & Packaging (0.1%):
2,150 Amcor plc 17,931
6,765 Amcor plc, ADR 56,420
345 Avery Dennison Corp. 62,749
1,191 Ball Corp. 63,087
681 CCL Industries, Inc. 43,022
2,244 International Paper Co. 88,391
384 Packaging Corp. of America 79,192
Shares Value
Common Stocks, continued
Containers & Packaging, continued
599 Smurfit WestRock plc, ADR $ 23,163
433,955
Distributors (0.0%
†
):
91 D'ieteren Group 16,391
628 Genuine Parts Co. 77,219
93,610
Diversified Consumer Services (0.0%
†
):
1,931 Pearson plc 27,247
Diversified REITs (0.1%):
22,973 CapitaLand Integrated Commercial Trust 42,622
316 Covivio SA 20,999
4,133 Land Securities Group plc 34,391
9,485 Stockland 36,139
900 WP Carey, Inc. 57,924
192,075
Diversified Telecommunication Services (0.9%):
30,454 AT&T, Inc. 756,477
113 BCE, Inc. 2,696
25,258 BT Group plc 62,446
2,443 Cellnex Telecom SA 78,576
15,539 Deutsche Telekom AG 504,002
617 EchoStar Corp., Class A* 67,068
602 Elisa Oyj 26,715
20,000 HKT Trust & HKT, Ltd., Class SS 29,558
528 Infrastrutture Wireless Italiane SpA 4,893
15,541 Koninklijke KPN NV 72,697
128,700 NTT, Inc. 129,862
8,034 Orange SA^ 134,037
30,200 Singapore Telecommunications, Ltd. 107,025
124 Swisscom AG, Registered Shares 90,133
59,823 Telecom Italia SpA* 35,884
15,654 Telefonica SA 64,254
1,998 Telenor ASA 29,098
11,109 Telia Co. AB 47,475
16,754 Telstra Group, Ltd. 54,337
1,970 TELUS Corp. 25,967
18,000 Verizon Communications, Inc. 733,140
3,056,340
Electric Utilities (1.6%):
35 Acciona SA 7,605
1,052 Alliant Energy Corp. 68,391
2,365 American Electric Power Co., Inc. 272,708
77 BKW AG 16,344
2,700 Chubu Electric Power Co., Inc. 41,568
3,500 CK Infrastructure Holdings, Ltd. 25,904
7,500 CLP Holdings, Ltd. 67,014
1,336 Constellation Energy Corp. 471,969
4,136 Contact Energy, Ltd. 22,018
3,271 Duke Energy Corp. 383,394
1,665 Edison International 99,933
15,813 EDP - Energias de Portugal SA 72,677
1,347 Emera, Inc. 66,388
1,281 Endesa SA 46,108
35,866 Enel SpA 373,661
1,852 Entergy Corp. 171,180

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Electric Utilities, continued
1,046 Evergy, Inc. $ 75,825
1,693 Eversource Energy 113,990
4,196 Exelon Corp. 182,904
2,490 FirstEnergy Corp. 111,477
2,039 Fortis, Inc. 106,021
1,820 Fortum Oyj 38,728
1,170 Hydro One, Ltd. 46,582
27,667 Iberdrola SA 598,806
3,900 Kansai Electric Power Co., Inc. (The) 61,202
8,917 NextEra Energy, Inc. 715,857
828 NRG Energy, Inc. 131,851
485 Oklo, Inc.* 34,804
7,022 Origin Energy, Ltd. 53,773
10,020 PG&E Corp. 161,021
6,500 Power Assets Holdings, Ltd. 46,040
3,041 PPL Corp. 106,496
1,850 Redeia Corp. SA 32,979
4,629 Southern Co. (The) 403,649
5,186 SSE plc 152,038
6,068 Terna - Rete Elettrica Nazionale 64,517
453 Verbund AG 33,066
2,473 Xcel Energy, Inc. 182,656
5,661,144
Electrical Equipment (1.4%):
6,665 ABB, Ltd., Registered Shares 492,810
974 AMETEK, Inc. 199,972
975 Bloom Energy Corp., Class A* 84,718
1,686 Eaton Corp. plc 537,008
2,452 Emerson Electric Co. 325,429
700 Fuji Electric Co., Ltd. 53,072
1,000 Fujikura, Ltd. 111,699
1,155 GE Vernova, Inc. 754,873
239 Hubbell, Inc. 106,142
1,146 Legrand SA 170,288
8,000 Mitsubishi Electric Corp. 234,722
4,100 NIDEC Corp. 55,530
1,245 Prysmian SpA 124,131
498 Rockwell Automation, Inc. 193,757
2,348 Schneider Electric SE 643,536
3,272 Siemens Energy AG* 462,386
1,517 Vertiv Holdings Co., Class A 245,769
4,641 Vestas Wind Systems A/S 125,314
4,921,156
Electronic Equipment, Instruments & Components (0.8%):
5,233 Amphenol Corp., Class A 707,188
624 CDW Corp. 84,989
506 Celestica, Inc.* 149,695
3,443 Corning, Inc. 301,469
1,639 Flex, Ltd.* 99,028
1,688 Halma plc 79,981
8,241 Hexagon AB, Class B 97,502
482 Jabil, Inc. 109,906
800 Keyence Corp. 289,881
709 Keysight Technologies, Inc.* 144,062
5,300 Kyocera Corp. 74,411
7,300 Murata Manufacturing Co., Ltd. 151,565
1,400 Shimadzu Corp. 37,289
8,800 TDK Corp. 124,524
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
1,278 TE Connectivity plc $ 290,758
200 Teledyne Technologies, Inc.* 102,146
1,200 Yokogawa Electric Corp. 38,490
223 Zebra Technologies Corp.* 54,149
2,937,033
Energy Equipment & Services (0.2%):
4,337 Baker Hughes Co. 197,507
3,522 Halliburton Co. 99,532
6,257 SLB, Ltd. 240,144
2,056 Tenaris SA 39,657
576,840
Entertainment (1.4%):
2,610 Bollore SE 14,676
1,500 Capcom Co., Ltd. 34,903
323 CTS Eventim AG & Co. KGaA 29,646
1,030 Electronic Arts, Inc. 210,460
300 Konami Group Corp. 40,896
949 Liberty Media Corp.-Liberty Formula One* 93,486
742 Live Nation Entertainment, Inc.* 105,735
18,081 Netflix, Inc.* 1,695,275
1,400 Nexon Co., Ltd. 34,349
4,800 Nintendo Co., Ltd. 324,278
2,550 ROBLOX Corp., Class A* 206,627
1,657 Sea, Ltd., ADR* 211,383
680 Spotify Technology SA* 394,883
796 Take-Two Interactive Software, Inc.* 203,800
600 Toho Co., Ltd. 30,599
4,809 Universal Music Group NV 125,627
7,712 Walt Disney Co. (The) 877,394
10,289 Warner Bros Discovery, Inc.* 296,529
4,930,546
Financial Services (2.8%):
109 Adyen NV* 174,873
1,250 Affirm Holdings, Inc.* 93,037
1,907 Apollo Global Management, Inc. 276,057
5,894 Berkshire Hathaway, Inc., Class B* 2,962,619
2,414 Block, Inc.* 157,127
279 Corpay, Inc.* 83,959
1,482 Edenred SE 32,921
1,361 Equitable Holdings, Inc. 64,852
330 EXOR NV 27,965
2,267 Fidelity National Information Services, Inc. 150,665
2,244 Fiserv, Inc.* 150,729
1,072 Global Payments, Inc. 82,973
359 Groupe Bruxelles Lambert NV 31,951
417 Industrivarden AB, Class A 18,746
840 Industrivarden AB, Class C 37,683
7,506 Investor AB, Class B 267,938
331 Jack Henry & Associates, Inc. 60,401
418 L E Lundbergforetagen AB, Class B 23,136
9,161 M&G plc 35,175
3,667 Mastercard, Inc., Class A 2,093,417
4,100 Mitsubishi HC Capital, Inc. 34,322
4,062 Nexi SpA 20,039
4,900 ORIX Corp. 142,470
3,912 PayPal Holdings, Inc. 228,383
2,089 Poste Italiane SpA 52,550

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Financial Services, continued
4,120 Rocket Cos., Inc., Class A $ 79,763
67 Sofina SA 19,381
28,600 Sony Financial Group, Inc.* 30,267
1,929 Toast, Inc., Class A* 68,499
7,276 Visa, Inc., Class A 2,551,766
985 Washington H Soul Pattinson & Co., Ltd. 24,353
2,757 Wise plc, Class A* 33,109
10,111,126
Food Products (0.8%):
3,900 Ajinomoto Co., Inc. 82,499
2,119 Archer-Daniels-Midland Co. 121,821
1,259 Associated British Foods plc 36,096
11 Barry Callebaut AG, Registered Shares^ 18,083
599 Bunge Global SA 53,359
3 Chocoladefabriken Lindt & Spruengli AG, Class PC 43,886
2,795 Danone SA 252,170
2,367 General Mills, Inc. 110,065
607 Hershey Co. (The) 110,462
1,634 Hormel Foods Corp. 38,726
476 JDE Peet's NV 17,821
512 JM Smucker Co. (The) 50,079
680 Kerry Group plc, Class A 62,328
2,400 Kikkoman Corp. 21,766
3,761 Kraft Heinz Co. (The) 91,204
2,156 Magnum Ice Cream Co. NV (The)* 34,214
1,213 McCormick & Co., Inc. 82,617
5,566 Mondelez International, Inc., Class A 299,618
2,304 Mowi ASA 55,659
11,263 Nestle SA, Registered Shares 1,119,751
3,513 Orkla ASA 39,236
461 Salmar ASA 28,254
1,273 Saputo, Inc. 38,318
1,186 Tyson Foods, Inc., Class A 69,523
41,033 WH Group, Ltd. 45,684
10,600 Wilmar International, Ltd. 25,347
2,948,586
Gas Utilities (0.1%):
1,573 AltaGas, Ltd. 47,967
5,182 APA Group 30,991
691 Atmos Energy Corp. 115,832
56,117 Hong Kong & China Gas Co., Ltd. 50,497
611 Naturgy Energy Group SA 18,603
1,400 Osaka Gas Co., Ltd. 48,599
10,274 Snam SpA 68,250
1,100 Tokyo Gas Co., Ltd. 43,501
424,240
Ground Transportation (0.8%):
2,218 Canadian National Railway Co. 219,392
3,867 Canadian Pacific Kansas City, Ltd. 284,728
3,600 Central Japan Railway Co. 99,811
8,079 CSX Corp. 292,864
3,900 East Japan Railway Co. 103,226
8,772 Grab Holdings, Ltd.* 43,772
700 Hankyu Hanshin Holdings, Inc. 17,607
287 JB Hunt Transport Services, Inc. 55,775
5,000 MTR Corp., Ltd. 19,120
960 Norfolk Southern Corp. 277,171
Shares Value
Common Stocks, continued
Ground Transportation, continued
762 Old Dominion Freight Line, Inc. $ 119,482
395 TFI International, Inc. 40,833
1,500 Tokyo Metro Co., Ltd.^ 15,269
2,900 Tokyu Corp. 33,938
8,484 Uber Technologies, Inc.* 693,228
2,512 Union Pacific Corp. 581,076
1,900 West Japan Railway Co. 37,999
2,935,291
Health Care Equipment & Supplies (1.8%):
7,488 Abbott Laboratories 938,172
2,131 Alcon AG 169,315
2,628 Baxter International, Inc. 50,221
1,210 Becton Dickinson & Co. 234,825
245 BioMerieux 31,718
6,411 Boston Scientific Corp.* 611,289
275 Cochlear, Ltd. 47,649
597 Coloplast A/S, Class B 51,250
743 Cooper Cos., Inc. (The)* 60,896
522 Demant A/S* 17,623
1,771 Dexcom, Inc.* 117,541
2,466 Edwards Lifesciences Corp.* 210,227
1,292 EssilorLuxottica SA 408,463
2,286 Fisher & Paykel Healthcare Corp., Ltd. 49,579
2,014 GE HealthCare Technologies, Inc. 165,188
964 Hologic, Inc.* 71,808
1,400 Hoya Corp. 212,084
348 IDEXX Laboratories, Inc.* 235,432
329 Insulet Corp.* 93,515
1,525 Intuitive Surgical, Inc.* 863,699
3,150 Koninklijke Philips NV 85,248
5,480 Medtronic plc 526,409
4,500 Olympus Corp. 57,329
635 ResMed, Inc. 152,952
1,391 Siemens Healthineers AG 72,990
3,943 Smith & Nephew plc 65,630
604 Solventum Corp.* 47,861
205 Sonova Holding AG 52,907
448 STERIS plc 113,577
445 Straumann Holding AG, Class R 52,122
1,449 Stryker Corp. 509,280
2,200 Sysmex Corp. 21,688
6,200 Terumo Corp. 90,341
846 Zimmer Biomet Holdings, Inc. 76,072
6,564,900
Health Care Providers & Services (1.2%):
1,001 Cardinal Health, Inc. 205,706
807 Cencora, Inc. 272,564
1,936 Centene Corp.* 79,666
1,159 Cigna Group (The) 318,992
5,398 CVS Health Corp. 428,385
950 Elevance Health, Inc. 333,023
969 Fresenius Medical Care AG 46,421
1,848 Fresenius SE & Co. KGaA 106,353
718 HCA Healthcare, Inc. 335,206
538 Humana, Inc. 137,798
382 Labcorp Holdings, Inc. 95,836
535 McKesson Corp. 438,855
517 Quest Diagnostics, Inc. 89,715

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Health Care Providers & Services, continued
22,963 Sigma Healthcare, Ltd. $ 45,033
2,275 Sonic Healthcare, Ltd. 34,298
3,883 UnitedHealth Group, Inc. 1,281,817
208 Universal Health Services, Inc., Class B 45,348
4,295,016
Health Care REITs (0.2%):
720 Alexandria Real Estate Equities, Inc. 35,237
3,283 Healthpeak Properties, Inc. 52,791
1,914 Ventas, Inc. 148,105
2,879 Welltower, Inc. 534,371
770,504
Health Care Technology (0.1%):
1,400 M3, Inc. 18,961
312 Pro Medicus, Ltd. 45,676
664 Veeva Systems, Inc., Class A* 148,225
212,862
Hotels, Restaurants & Leisure (1.6%):
1,023 Accor SA 57,959
1,833 Airbnb, Inc., Class A* 248,775
2,070 Amadeus IT Group SA 151,819
2,449 Aristocrat Leisure, Ltd. 94,951
137 Booking Holdings, Inc. 733,680
4,798 Carnival Corp.* 146,531
5,885 Chipotle Mexican Grill, Inc.* 217,745
7,414 Compass Group plc 235,834
545 Darden Restaurants, Inc. 100,291
858 Delivery Hero SE* 22,906
127 Domino's Pizza, Inc. 52,936
1,570 DoorDash, Inc., Class A* 355,574
2,081 DraftKings, Inc.* 71,711
1,939 Entain plc 19,963
605 Evolution AB 41,186
497 Expedia Group, Inc. 140,805
397 FDJ UNITED 11,006
712 Flutter Entertainment plc* 153,108
8,000 Galaxy Entertainment Group, Ltd. 39,239
1,013 Hilton Worldwide Holdings, Inc. 290,984
145 Hyatt Hotels Corp., Class A^ 23,246
573 InterContinental Hotels Group plc 80,250
1,263 Las Vegas Sands Corp. 82,209
8,492 Lottery Corp., Ltd. (The) 29,189
985 Marriott International, Inc., Class A 305,586
3,052 McDonald's Corp. 932,783
4,600 Oriental Land Co., Ltd. 85,100
1,302 Restaurant Brands International, Inc. 88,835
1,087 Royal Caribbean Cruises, Ltd. 303,186
8,400 Sands China, Ltd. 21,170
370 Sodexo SA 18,954
4,910 Starbucks Corp. 413,471
808 Whitbread plc 27,578
1,254 Yum! Brands, Inc. 189,705
500 Zensho Holdings Co., Ltd. 28,661
5,816,926
Household Durables (0.4%):
6,179 Barratt Redrow plc 31,653
1,157 D.R. Horton, Inc. 166,643
Shares Value
Common Stocks, continued
Household Durables, continued
724 Garmin, Ltd. $ 146,863
860 Lennar Corp., Class A 88,408
10 NVR, Inc.* 72,928
9,900 Panasonic Holdings Corp. 129,529
817 PulteGroup, Inc. 95,801
2,600 Sekisui House, Ltd. 58,043
26,400 Sony Group Corp. 674,874
1,464,742
Household Products (0.7%):
959 Church & Dwight Co., Inc. 80,412
482 Clorox Co. (The) 48,600
3,262 Colgate-Palmolive Co. 257,763
2,741 Essity AB, Class B 78,984
411 Henkel AG & Co. KGaA 31,396
1,487 Kimberly-Clark Corp. 150,024
9,980 Procter & Gamble Co. (The) 1,430,234
3,010 Reckitt Benckiser Group plc 243,650
4,800 Unicharm Corp. 27,515
2,348,578
Independent Power and Renewable Electricity Producers
(0.1%):
787 Brookfield Renewable Corp. 30,192
2,093 EDP Renovaveis SA 29,521
7,411 Meridian Energy, Ltd. 23,861
1,895 Orsted AS* 36,368
2,828 RWE AG 150,468
1,408 Vistra Corp. 227,153
497,563
Industrial Conglomerates (0.8%):
2,277 3M Co. 364,548
11,000 CK Hutchison Holdings, Ltd. 74,945
377 DCC plc 23,427
100 Hikari Tsushin, Inc. 27,948
19,700 Hitachi, Ltd. 611,244
2,754 Honeywell International, Inc. 537,278
4,767 Infratil, Ltd. 30,391
315 Investment AB Latour, Class B 7,670
700 Jardine Matheson Holdings, Ltd. 47,742
5,000 Keppel, Ltd. 40,144
1,031 Lifco AB, Class B 38,975
2,100 Sekisui Chemical Co., Ltd. 35,236
3,259 Siemens AG, Registered Shares 915,168
1,653 Smiths Group plc 52,078
2,806,794
Industrial REITs (0.2%):
19,644 CapitaLand Ascendas REIT 43,188
8,801 Goodman Group 180,902
3,976 Prologis, Inc. 507,576
5,450 Segro plc 52,712
784,378
Insurance (3.0%):
1,160 Admiral Group plc 49,651
6,025 Aegon, Ltd. 46,494
2,184 Aflac, Inc. 240,830
810 Ageas SA/NV 56,779

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Insurance, continued
44,400 AIA Group, Ltd. $ 456,066
1,655 Allianz SE, Registered Shares
+
759,033
1,125 Allstate Corp. (The) 234,169
220 American Financial Group, Inc. 30,070
2,436 American International Group, Inc. 208,400
893 Aon plc, Class A 315,122
1,486 Arch Capital Group, Ltd.* 142,537
1,069 Arthur J. Gallagher & Co. 276,646
708 ASR Nederland NV 50,254
12,858 Aviva plc 117,701
7,306 AXA SA 351,351
1,198 Brown & Brown, Inc. 95,481
1,614 Chubb, Ltd. 503,762
719 Cincinnati Financial Corp. 117,427
14,800 Dai-ichi Life Holdings, Inc. 122,889
85 Erie Indemnity Co., Class A 24,365
174 Everest Group, Ltd. 59,047
72 F&G Annuities & Life, Inc. 2,206
92 Fairfax Financial Holdings, Ltd. 175,358
1,192 Fidelity National Financial, Inc. 65,071
3,803 Generali 159,621
673 Gjensidige Forsikring ASA 20,172
1,253 Great-West Lifeco, Inc. 61,801
286 Hannover Rueck SE 89,351
1,229 Hartford Insurance Group, Inc. (The) 169,356
329 Helvetia Baloise Holding AG, Registered Shares 86,756
447 iA Financial Corp., Inc. 57,920
9,533 Insurance Australia Group, Ltd. 50,671
740 Intact Financial Corp. 154,066
7,100 Japan Post Holdings Co., Ltd. 74,672
600 Japan Post Insurance Co., Ltd. 18,006
23,027 Legal & General Group plc 80,841
816 Loews Corp. 85,933
7,442 Manulife Financial Corp. 270,263
55 Markel Group, Inc.* 118,231
2,079 Marsh & McLennan Cos., Inc. 385,696
11,639 Medibank Pvt, Ltd. 37,124
2,355 MetLife, Inc. 185,904
5,300 MS&AD Insurance Group Holdings, Inc. 124,816
549 Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Class R 362,517
1,266 NN Group NV 97,453
1,003 Phoenix Financial, Ltd. 41,569
3,380 Phoenix Group Holdings plc 33,313
2,469 Power Corp. of Canada^ 131,240
922 Principal Financial Group, Inc. 81,330
2,541 Progressive Corp. (The) 578,637
1,498 Prudential Financial, Inc. 169,094
11,355 Prudential plc 175,168
6,031 QBE Insurance Group, Ltd. 79,880
11,654 Sampo Oyj, A Shares 141,251
3,900 Sompo Holdings, Inc. 132,792
2,436 Sun Life Financial, Inc. 152,081
4,738 Suncorp Group, Ltd. 55,642
120 Swiss Life Holding AG 138,672
1,295 Swiss Re AG 216,001
2,100 T&D Holdings, Inc. 48,398
335 Talanx AG 44,714
8,100 Tokio Marine Holdings, Inc. 300,758
Shares Value
Common Stocks, continued
Insurance, continued
935 Travelers Cos., Inc. (The) $ 271,206
1,645 Tryg A/S 43,059
1,310 W R Berkley Corp. 91,857
442 Willis Towers Watson plc 145,241
628 Zurich Insurance Group AG 476,783
10,740,565
Interactive Media & Services (5.9%):
24,918 Alphabet, Inc., Class A 7,799,334
20,934 Alphabet, Inc., Class C 6,569,089
4,250 Auto Trader Group plc 33,509
1,633 CAR Group, Ltd. 33,408
12,600 LY Corp. 33,553
9,295 Meta Platforms, Inc., Class A 6,135,536
930 Nebius Group NV* 77,846
2,707 Pinterest, Inc., Class A* 70,084
154 REA Group, Ltd. 18,846
465 Reddit, Inc., Class A* 106,890
349 Scout24 SE 35,175
5,042 Snap, Inc., Class A* 40,689
20,953,959
IT Services (1.4%):
2,648 Accenture plc, Class A 710,458
629 Capgemini SE 104,162
845 CGI, Inc. 78,060
1,353 Cloudflare, Inc., Class A* 266,744
2,096 Cognizant Technology Solutions Corp., Class A 173,968
754 CoreWeave, Inc., Class A* 53,994
7,800 Fujitsu, Ltd. 213,884
359 Gartner, Inc.* 90,568
534 GoDaddy, Inc., Class A* 66,259
3,976 International Business Machines Corp. 1,177,731
349 MongoDB, Inc.* 146,472
5,500 NEC Corp. 185,479
1,420 Nomura Research Institute, Ltd. 54,672
1,700 Obic Co., Ltd. 53,427
761 Okta, Inc.* 65,804
1,000 Otsuka Corp. 20,589
5,167 Shopify, Inc., Class A* 832,051
1,391 Snowflake, Inc.* 305,130
800 TIS, Inc. 26,782
637 Twilio, Inc., Class A* 90,607
351 VeriSign, Inc. 85,275
301 Wix.com, Ltd.* 31,271
4,833,387
Leisure Products (0.0%
†
):
2,600 Bandai Namco Holdings, Inc. 69,308
400 Shimano, Inc. 42,237
111,545
Life Sciences Tools & Services (0.7%):
1,199 Agilent Technologies, Inc. 163,148
2,743 Danaher Corp. 627,928
454 Eurofins Scientific SE 33,201
625 Illumina, Inc.* 81,975
722 IQVIA Holdings, Inc.* 162,746
311 Lonza Group AG, Registered Shares 210,462
92 Mettler-Toledo International, Inc.* 128,265

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Life Sciences Tools & Services, continued
1,129 Qiagen NV $ 51,526
104 Sartorius Stedim Biotech 25,588
1,630 Thermo Fisher Scientific, Inc. 944,504
259 Waters Corp.* 98,376
301 West Pharmaceutical Services, Inc. 82,817
2,610,536
Machinery (1.9%):
1,215 Alfa Laval AB 61,411
1,428 Alstom SA* 42,269
11,773 Atlas Copco AB, Class A 210,982
7,180 Atlas Copco AB, Class B 115,181
2,020 Caterpillar, Inc. 1,157,197
4,485 CNH Industrial NV 41,495
603 Cummins, Inc. 307,801
1,300 Daifuku Co., Ltd. 40,985
2,224 Daimler Truck Holding AG 97,513
1,094 Deere & Co. 509,334
582 Dover Corp. 113,630
3,076 Epiroc AB, Class A 69,620
1,398 Epiroc AB, Class B 28,218
4,100 FANUC Corp. 159,591
1,306 Fortive Corp. 72,104
686 GEA Group AG 46,571
820 Graco, Inc. 67,215
288 IDEX Corp. 51,247
4,900 IHI Corp. 86,409
1,164 Illinois Tool Works, Inc. 286,693
1,318 Indutrade AB 34,170
1,637 Ingersoll Rand, Inc. 129,683
700 Kawasaki Heavy Industries, Ltd. 46,310
213 Knorr-Bremse AG 23,817
4,300 Komatsu, Ltd. 137,476
1,603 Kone Oyj, Class B 113,688
4,000 Kubota Corp. 56,491
900 Makita Corp. 27,189
2,406 Metso Oyj 41,974
1,200 MINEBEA MITSUMI, Inc. 24,104
13,800 Mitsubishi Heavy Industries, Ltd. 338,032
254 Nordson Corp. 61,069
1,613 Otis Worldwide Corp. 140,896
2,197 PACCAR, Inc. 240,594
545 Parker-Hannifin Corp. 479,033
750 Pentair plc 78,105
32 Rational AG 24,767
4,648 Sandvik AB 150,592
204 Schindler Holding AG, Class PC 76,899
110 Schindler Holding AG, Registered Shares 38,999
1,412 SKF AB, B Shares 37,538
200 SMC Corp. 69,648
206 Snap-on, Inc. 70,988
405 Spirax Group plc 37,032
6,000 Techtronic Industries Co., Ltd. 68,935
800 Toyota Industries Corp.* 90,853
786 Trelleborg AB, Class B 33,270
144 VAT Group AG 69,166
6,647 Volvo AB, Class B 213,123
1,984 Wartsila OYJ Abp 70,188
743 Westinghouse Air Brake Technologies Corp. 158,593
1,090 Xylem, Inc. 148,436
Shares Value
Common Stocks, continued
Machinery, continued
6,700 Yangzijiang Shipbuilding Holdings, Ltd. $ 18,144
6,915,268
Marine Transportation (0.1%):
7 AP Moller - Maersk A/S, Class A 16,122
16 AP Moller - Maersk A/S, Class B^ 36,883
1,100 Kawasaki Kisen Kaisha, Ltd. 15,297
272 Kuehne + Nagel International AG, Class R 58,605
1,500 Mitsui OSK Lines, Ltd. 45,040
1,800 Nippon Yusen KK 58,286
4,000 SITC International Holdings Co., Ltd. 14,291
244,524
Media (0.3%):
377 Charter Communications, Inc., Class A* 78,699
16,076 Comcast Corp., Class A 480,512
856 Fox Corp., Class A 62,548
566 Fox Corp., Class B 36,750
5,466 Informa plc 64,825
1,746 News Corp., Class A 45,605
1,401 Omnicom Group, Inc. 113,131
913 Publicis Groupe SA 94,708
2,087 Trade Desk, Inc. (The), Class A* 79,222
1,056,000
Metals & Mining (1.5%):
2,170 Agnico Eagle Mines, Ltd. 368,034
1,608 Alamos Gold, Inc. 62,098
4,747 Anglo American plc 195,586
1,719 Antofagasta plc 75,434
1,825 ArcelorMittal SA 83,108
7,327 Barrick Mining Corp. 319,208
21,476 BHP Group, Ltd. 647,916
1,090 Boliden AB* 60,338
847 Endeavour Mining plc 43,849
10,021 Evolution Mining, Ltd. 84,288
3,038 First Quantum Minerals, Ltd.* 81,462
6,918 Fortescue, Ltd. 101,130
858 Franco-Nevada Corp. 177,871
6,271 Freeport-McMoRan, Inc. 318,504
990 Fresnillo plc 44,075
41,909 Glencore plc* 227,933
2,745 Ivanhoe Mines, Ltd.* 31,222
3,100 JFE Holdings, Inc. 39,452
5,085 Kinross Gold Corp. 143,243
476 Lundin Gold, Inc. 39,546
2,775 Lundin Mining Corp. 59,649
3,971 Lynas Rare Earths, Ltd.* 32,749
4,695 Newmont Corp. 468,796
21,000 Nippon Steel Corp. 85,893
6,687 Norsk Hydro ASA 51,694
5,735 Northern Star Resources, Ltd. 101,707
941 Nucor Corp. 153,486
1,988 Pan American Silver Corp. 103,079
196 Reliance, Inc. 56,618
4,974 Rio Tinto plc 396,779
1,669 Rio Tinto, Ltd. 163,522
23,062 South32, Ltd. 54,738
575 Steel Dynamics, Inc. 97,434
1,100 Sumitomo Metal Mining Co., Ltd. 44,235

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Metals & Mining, continued
2,120 Teck Resources, Ltd., Class B $ 101,505
1,860 Wheaton Precious Metals Corp. 218,690
5,334,871
Mortgage Real Estate Investment Trusts (REITs) (0.0%
†
):
2,345 Annaly Capital Management, Inc. 52,434
Multi-Utilities (0.7%):
1,177 Ameren Corp. 117,535
310 Canadian Utilities, Ltd., Class A 9,652
2,763 CenterPoint Energy, Inc. 105,933
23,210 Centrica plc 52,839
1,365 CMS Energy Corp. 95,455
1,617 Consolidated Edison, Inc. 160,601
3,655 Dominion Energy, Inc. 214,147
939 DTE Energy Co. 121,112
9,213 E.ON SE 174,635
8,090 Engie SA 212,697
21,418 National Grid plc 330,016
1,805 NiSource, Inc. 75,377
2,126 Public Service Enterprise Group, Inc. 170,718
4,600 Sembcorp Industries, Ltd.^ 21,479
2,729 Sempra 240,943
2,827 Veolia Environnement SA 98,489
1,381 WEC Energy Group, Inc. 145,640
2,347,268
Office REITs (0.0%
†
):
594 BXP, Inc. 40,083
236 Gecina SA 22,389
31 Nippon Building Fund, Inc. 28,266
90,738
Oil, Gas & Consumable Fuels (3.2%):
1,032 Aker BP ASA 26,273
2,696 ARC Resources, Ltd.^ 50,584
66,439 BP plc 385,608
1,879 Cameco Corp. 172,073
9,012 Canadian Natural Resources, Ltd. 305,281
5,550 Cenovus Energy, Inc. 93,902
915 Cheniere Energy, Inc. 177,867
8,213 Chevron Corp. 1,251,743
5,443 ConocoPhillips 509,519
2,979 Coterra Energy, Inc. 78,407
2,403 Devon Energy Corp. 88,022
802 Diamondback Energy, Inc. 120,565
9,321 Enbridge, Inc. 446,082
10,650 ENEOS Holdings, Inc. 75,270
8,808 Eni SpA^ 167,057
2,378 EOG Resources, Inc. 249,714
2,726 EQT Corp. 146,114
3,680 Equinor ASA 87,045
1,050 Expand Energy Corp. 115,878
18,237 Exxon Mobil Corp. 2,194,641
2,144 Galp Energia SGPS SA 36,521
4,610 Idemitsu Kosan Co., Ltd. 34,778
778 Imperial Oil, Ltd. 67,222
3,500 Inpex Corp. 69,272
1,180 Keyera Corp. 37,832
8,798 Kinder Morgan, Inc. 241,857
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
1,253 Marathon Petroleum Corp. $ 203,775
1,950 Neste Oyj 44,124
3,257 Occidental Petroleum Corp. 133,928
601 OMV AG 33,428
2,792 ONEOK, Inc. 205,212
2,644 Pembina Pipeline Corp. 100,739
1,734 Phillips 66 223,755
4,778 Repsol SA 89,482
12,300 Santos, Ltd. 50,438
24,896 Shell plc 914,372
5,328 Suncor Energy, Inc. 236,507
900 Targa Resources Corp. 166,050
4,413 TC Energy Corp.^ 243,030
228 Texas Pacific Land Corp. 65,486
8,419 TotalEnergies SE 548,687
1,447 Tourmaline Oil Corp. 64,917
1,363 Valero Energy Corp. 221,883
6,224 Whitecap Resources, Inc. 52,154
5,212 Williams Cos., Inc. (The) 313,293
8,634 Woodside Energy Group, Ltd. 135,166
11,275,553
Paper & Forest Products (0.0%
†
):
239 Holmen AB, B Shares 9,188
2,811 Stora Enso Oyj, Class R 35,193
2,963 Svenska Cellulosa AB SCA, Class B 39,368
2,612 UPM-Kymmene Oyj 75,687
159,436
Passenger Airlines (0.1%):
1,000 ANA Holdings, Inc. 18,997
638 Delta Air Lines, Inc. 44,277
1,788 Deutsche Lufthansa AG, Registered Shares 17,679
1,000 Japan Airlines Co., Ltd. 18,616
2,183 Qantas Airways, Ltd. 15,057
3,613 Ryanair Holdings plc 125,461
8,850 Singapore Airlines, Ltd. 44,032
423 United Airlines Holdings, Inc.* 47,300
331,419
Personal Care Products (0.4%):
450 Beiersdorf AG 49,516
947 Estee Lauder Cos., Inc. (The) 99,170
2,000 Kao Corp. 80,042
7,796 Kenvue, Inc. 134,481
1,045 L'Oreal SA 448,825
2,100 Shiseido Co., Ltd. 30,656
9,303 Unilever PLC 608,134
1,450,824
Pharmaceuticals (4.4%):
7,900 Astellas Pharma, Inc. 105,565
6,611 AstraZeneca plc 1,217,475
4,099 Bayer AG, Registered Shares 176,805
8,659 Bristol-Myers Squibb Co. 467,066
3,100 Chugai Pharmaceutical Co., Ltd. 162,982
7,500 Daiichi Sankyo Co., Ltd. 159,753
1,200 Eisai Co., Ltd. 35,606
3,439 Eli Lilly & Co. 3,695,825
507 Galderma Group AG 102,939

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Pharmaceuticals, continued
17,023 GSK plc $ 418,275
38,819 Haleon plc 196,395
1,106 Hikma Pharmaceuticals plc 23,104
123 Ipsen SA 17,177
10,355 Johnson & Johnson 2,142,967
1,400 Kyowa Kirin Co., Ltd. 22,540
10,738 Merck & Co., Inc. 1,130,282
627 Merck KGaA 89,993
8,221 Novartis AG, Registered Shares 1,135,921
13,914 Novo Nordisk A/S, Class B 709,308
379 Orion Oyj, Class B 28,299
2,000 Otsuka Holdings Co., Ltd. 113,004
24,641 Pfizer, Inc. 613,561
582 Recordati Industria Chimica e Farmaceutica SpA 33,148
3,022 Roche Holding AG 1,249,211
131 Roche Holding AG, Class BR 55,327
1,624 Royalty Pharma plc, Class A 62,751
1,922 Sandoz Group AG 140,113
4,704 Sanofi SA 456,333
3,400 Shionogi & Co., Ltd. 61,528
6,750 Takeda Pharmaceutical Co., Ltd. 209,729
5,004 Teva Pharmaceutical Industries, Ltd., ADR* 156,175
562 UCB SA 156,738
1,837 Zoetis, Inc. 231,131
15,577,026
Professional Services (0.7%):
1,707 Automatic Data Processing, Inc. 439,092
515 Booz Allen Hamilton Holding Corp. 43,445
533 Broadridge Financial Solutions, Inc. 118,950
1,383 Bureau Veritas SA^ 44,039
2,101 Computershare, Ltd. 47,704
547 Equifax, Inc. 118,688
3,757 Experian plc 169,886
594 Intertek Group plc 36,832
470 Jacobs Solutions, Inc. 62,256
548 Leidos Holdings, Inc. 98,859
1,388 Paychex, Inc. 155,706
238 Paycom Software, Inc. 37,928
647 Randstad NV 24,595
5,800 Recruit Holdings Co., Ltd. 330,915
7,668 RELX plc 310,102
767 SGS SA, Registered Shares 87,954
937 SS&C Technologies Holdings, Inc. 81,913
719 Thomson Reuters Corp. 94,894
802 TransUnion 68,771
604 Verisk Analytics, Inc. 135,109
920 Wolters Kluwer NV 95,512
2,603,150
Real Estate Management & Development (0.4%):
116 Azrieli Group, Ltd. 13,151
8,900 CapitaLand Investment, Ltd. 18,769
1,294 CBRE Group, Inc., Class A* 208,062
8,500 CK Asset Holdings, Ltd. 42,816
1,699 CoStar Group, Inc.* 114,241
1,500 Daito Trust Construction Co., Ltd. 28,611
2,200 Daiwa House Industry Co., Ltd. 73,070
3,858 Fastighets AB Balder, B Shares* 28,518
158 FirstService Corp., Class WI 24,574
Shares Value
Common Stocks, continued
Real Estate Management & Development, continued
6,324 Henderson Land Development Co., Ltd. $ 22,816
3,700 Hongkong Land Holdings, Ltd. 25,680
2,400 Hulic Co., Ltd. 26,241
403 LEG Immobilien SE 29,429
5,100 Mitsubishi Estate Co., Ltd. 124,228
11,100 Mitsui Fudosan Co., Ltd. 126,305
1,352 Sagax AB, Class B 29,012
8,117 Sino Land Co., Ltd. 10,637
2,400 Sumitomo Realty & Development Co., Ltd. 60,154
6,000 Sun Hung Kai Properties, Ltd. 72,791
2,000 Swire Pacific, Ltd., Class A 16,085
371 Swiss Prime Site AG, Registered Shares 57,664
3,524 Vonovia SE 101,596
4,000 Wharf Real Estate Investment Co., Ltd. 12,604
751 Zillow Group, Inc., Class C* 51,233
1,318,287
Residential REITs (0.2%):
1,454 American Homes 4 Rent, Class A 46,673
591 AvalonBay Communities, Inc. 107,154
839 Equity LifeStyle Properties, Inc. 50,852
1,582 Equity Residential 99,729
289 Essex Property Trust, Inc. 75,626
2,727 Invitation Homes, Inc. 75,783
535 Mid-America Apartment Communities, Inc. 74,317
562 Sun Communities, Inc. 69,637
1,276 UDR, Inc. 46,804
646,575
Retail REITs (0.2%):
3,182 Kimco Realty Corp. 64,499
1,137 Klepierre SA 45,015
13,100 Link REIT 58,349
4,024 Realty Income Corp. 226,833
651 Regency Centers Corp. 44,939
20,751 Scentre Group 57,935
1,403 Simon Property Group, Inc. 259,709
572 Unibail-Rodamco-Westfield 62,163
13,569 Vicinity, Ltd. 23,081
842,523
Semiconductors & Semiconductor Equipment (11.0%):
6,997 Advanced Micro Devices, Inc.* 1,498,477
3,300 Advantest Corp. 416,658
2,087 Analog Devices, Inc. 565,994
3,436 Applied Materials, Inc. 883,018
192 ASM International NV 115,731
1,661 ASML Holding NV 1,775,321
396 Astera Labs, Inc.* 65,879
296 BE Semiconductor Industries NV 46,026
19,217 Broadcom, Inc. 6,651,004
683 Credo Technology Group Holding, Ltd.* 98,277
400 Disco Corp. 123,372
560 Entegris, Inc. 47,180
417 First Solar, Inc.* 108,933
5,725 Infineon Technologies AG 253,647
19,333 Intel Corp.* 713,388
800 Kioxia Holdings Corp.* 53,567
559 KLA Corp. 679,230
5,375 Lam Research Corp. 920,092

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
400 Lasertec Corp. $ 75,924
3,649 Marvell Technology, Inc. 310,092
2,346 Microchip Technology, Inc. 149,487
4,831 Micron Technology, Inc. 1,378,816
205 Monolithic Power Systems, Inc. 185,804
129 Nova, Ltd.* 43,056
104,091 NVIDIA Corp. 19,412,971
1,044 NXP Semiconductors NV 226,611
1,880 ON Semiconductor Corp.* 101,802
916 Qnity Electronics, Inc. 74,791
4,616 QUALCOMM, Inc. 789,567
7,200 Renesas Electronics Corp. 98,619
300 SCREEN Holdings Co., Ltd. 29,090
3,170 STMicroelectronics NV 82,147
659 Teradyne, Inc. 127,556
3,928 Texas Instruments, Inc. 681,469
1,900 Tokyo Electron, Ltd. 417,327
39,200,923
Software (7.7%):
1,796 Adobe, Inc.* 628,582
978 AppLovin Corp., Class A* 658,996
679 Atlassian Corp., Class A* 110,093
908 Autodesk, Inc.* 268,777
817 Bentley Systems, Inc., Class B 31,181
1,179 Cadence Design Systems, Inc.* 368,532
410 Check Point Software Technologies, Ltd.* 76,080
88 Constellation Software, Inc. 211,690
1,073 Crowdstrike Holdings, Inc., Class A* 502,980
221 CyberArk Software, Ltd.* 98,579
2,772 Dassault Systemes SE 77,416
1,229 Datadog, Inc., Class A* 167,132
425 Descartes Systems Group, Inc. (The)* 37,288
728 Docusign, Inc.* 49,795
1,408 Dynatrace, Inc.* 61,023
107 Fair Isaac Corp.* 180,896
2,894 Fortinet, Inc.* 229,813
2,191 Gen Digital, Inc. 59,573
214 HubSpot, Inc.* 85,878
1,182 Intuit, Inc. 782,981
30,249 Microsoft Corp. 14,629,021
219 Monday.com, Ltd.* 32,316
236 Nemetschek SE 25,731
278 Nice, Ltd.* 31,592
1,125 Nutanix, Inc., Class A* 58,151
1,019 Open Text Corp. 33,190
100 Oracle Corp. 8,429
7,302 Oracle Corp., ADR 1,423,233
9,745 Palantir Technologies, Inc., Class A* 1,732,174
2,890 Palo Alto Networks, Inc.* 532,338
524 PTC, Inc.* 91,286
450 Roper Technologies, Inc. 200,309
3,873 Sage Group plc (The) 56,387
4,056 Salesforce, Inc. 1,074,475
1,209 Samsara, Inc., Class A* 42,859
4,524 SAP SE 1,106,832
4,475 ServiceNow, Inc.* 685,525
1,118 Strategy, Inc.* 169,880
793 Synopsys, Inc.* 372,488
500 Trend Micro, Inc. 20,706
Shares Value
Common Stocks, continued
Software, continued
1,040 Trimble, Inc.* $ 81,484
204 Tyler Technologies, Inc.* 92,606
846 WiseTech Global, Ltd. 38,334
953 Workday, Inc., Class A* 204,685
757 Xero, Ltd.* 57,225
1,082 Zoom Communications, Inc.* 93,366
465 Zscaler, Inc.* 104,588
27,686,495
Specialized REITs (0.5%):
1,981 American Tower Corp. 347,804
1,777 Crown Castle, Inc. 157,922
1,501 Digital Realty Trust, Inc. 232,220
425 Equinix, Inc. 325,618
980 Extra Space Storage, Inc. 127,616
1,147 Gaming and Leisure Properties, Inc. 51,259
1,250 Iron Mountain, Inc. 103,688
709 Public Storage 183,985
479 SBA Communications Corp. 92,653
4,530 VICI Properties, Inc. 127,384
3,076 Weyerhaeuser Co. 72,870
1,823,019
Specialty Retail (1.4%):
71 AutoZone, Inc.* 240,797
852 Best Buy Co., Inc. 57,024
265 Burlington Stores, Inc.* 76,545
554 Carvana Co.* 233,799
261 Dick's Sporting Goods, Inc. 51,670
800 Fast Retailing Co., Ltd. 290,159
2,998 H & M Hennes & Mauritz AB, Class B 60,322
4,275 Home Depot, Inc. (The) 1,471,028
4,715 Industria de Diseno Textil SA 310,553
17,355 JD Sports Fashion plc 19,702
7,650 Kingfisher plc 32,072
2,375 Lowe's Cos., Inc. 572,755
1,000 Nitori Holdings Co., Ltd. 17,507
3,688 O'Reilly Automotive, Inc.* 336,382
1,376 Ross Stores, Inc. 247,873
900 Sanrio Co., Ltd. 28,240
4,779 TJX Cos., Inc. (The) 734,102
2,308 Tractor Supply Co. 115,423
205 Ulta Beauty, Inc.* 124,027
541 Williams-Sonoma, Inc. 96,617
829 Zalando SE* 24,612
1,200 ZOZO, Inc. 9,926
5,151,135
Technology Hardware, Storage & Peripherals (5.3%):
63,570 Apple, Inc. 17,282,140
3,800 Canon, Inc. 112,503
1,423 Dell Technologies, Inc., Class C 179,127
4,800 FUJIFILM Holdings Corp. 102,571
5,210 Hewlett Packard Enterprise Co. 125,144
4,065 HP, Inc. 90,568
1,295 IonQ, Inc.* 58,107
677 Logitech International SA, Class R 68,965
898 NetApp, Inc. 96,167
1,332 Pure Storage, Inc., Class A* 89,257
920 Seagate Technology Holdings plc 253,359

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
2,281 Super Micro Computer, Inc.* $ 66,765
1,521 Western Digital Corp. 262,023
18,786,696
Textiles, Apparel & Luxury Goods (0.8%):
787 adidas AG 154,907
3,200 Asics Corp. 77,100
2,357 Cie Financiere Richemont SA, Registered Shares 508,807
627 Deckers Outdoor Corp.* 65,001
709 Gildan Activewear, Inc. 44,320
133 Hermes International SCA 328,576
299 Kering SA 105,497
421 Lululemon Athletica, Inc.* 87,488
1,081 LVMH Moet Hennessy Louis Vuitton SE 814,898
955 Moncler SpA 61,374
5,049 NIKE, Inc., Class B 321,672
281 Pandora A/S 31,084
120 Swatch Group AG (The), Class BR 25,474
970 Tapestry, Inc. 123,937
2,750,135
Tobacco (0.7%):
7,137 Altria Group, Inc. 411,519
9,203 British American Tobacco plc 521,511
3,357 Imperial Brands plc 141,109
5,200 Japan Tobacco, Inc. 187,157
6,704 Philip Morris International, Inc. 1,075,322
2,336,618
Trading Companies & Distributors (0.8%):
969 AddTech AB, B Shares 34,445
776 AerCap Holdings NV 111,558
1,717 Ashtead Group plc 117,121
1,995 Beijer Ref AB 32,104
609 Brenntag SE 35,467
1,532 Bunzl plc 42,746
5,054 Fastenal Co. 202,817
868 Ferguson Enterprises, Inc. 193,243
327 IMCD NV 29,746
25,500 ITOCHU Corp. 321,918
6,100 Marubeni Corp. 169,766
13,900 Mitsubishi Corp. 318,550
10,400 Mitsui & Co., Ltd. 307,418
1,400 MonotaRO Co., Ltd. 22,488
758 Rexel SA 29,792
1,046 SGH, Ltd. 32,229
4,600 Sumitomo Corp. 159,111
305 Toromont Industries, Ltd. 36,903
3,100 Toyota Tsusho Corp. 104,555
263 United Rentals, Inc. 212,851
197 W.W. Grainger, Inc. 198,783
160 Watsco, Inc.^ 53,912
2,767,523
Transportation Infrastructure (0.1%):
2,967 Aena SME SA 83,051
215 Aeroports de Paris SA 28,087
8,354 Auckland International Airport, Ltd. 40,033
902 Getlink SE 16,672
Shares Value
Common Stocks, continued
Transportation Infrastructure, continued
13,024 Transurban Group $ 123,144
290,987
Water Utilities (0.1%):
822 American Water Works Co., Inc. 107,271
1,161 Essential Utilities, Inc. 44,536
1,203 Severn Trent plc 45,216
3,366 United Utilities Group plc 54,139
251,162
Wireless Telecommunication Services (0.4%):
12,800 KDDI Corp. 221,448
1,306 Rogers Communications, Inc., Class B 49,303
126,000 SoftBank Corp. 173,002
16,400 SoftBank Group Corp. 462,413
2,292 Tele2 AB, B Shares 38,470
2,131 T-Mobile US, Inc. 432,678
87,790 Vodafone Group plc 116,627
1,493,941
Total Common Stocks (Cost $163,552,393) 354,660,137
Preferred Stocks (0.1%):
Automobiles (0.1%):
132 Bayerische Motoren Werke AG, 4.72% 14,186
634 Dr. Ing hc F Porsche AG, 1.79% 33,969
796 Porsche Automobil Holding SE, 4.79% 37,324
836 Volkswagen AG, 6.15% 101,669
187,148
Household Products (0.0%
†
):
607 Henkel AG & Co. KGaA, 2.93% 49,605
Life Sciences Tools & Services (0.0%
†
):
144 Sartorius AG, 0.30% 41,630
Total Preferred Stocks (Cost $354,207) 278,383
Contracts
Warrant (0.0%
†
):
Software (0.0%
†
):
147 Constellation Software, Inc., 3/31/40*(a) —
Total Warrant (Cost $—) —
Shares
Affiliated Investment Company (0.3%):
Money Market Funds (0.3%):
1,053,523 BlackRock Liquidity FedFund, Institutional Class,
4.14%
+
(b)(c) 1,053,523
Total Affiliated Investment Company (Cost $1,053,523) 1,053,523
Unaffiliated Investment Company (0.0%
†
):
Money Market Funds (0.0%
†
):
19,580 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 3.64%(c) 19,580
Total Unaffiliated Investment Company (Cost $19,580) 19,580

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2025 .
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of December 31, 2025 :
Total Investment Securities
(Cost $164,979 , 703 ) — 99.6% (d) $ 356,011,623
Net other assets (liabilities) — 0.4% 1,263,514
Net Assets — 100.0% $ 357,275,137
ADR—American Depository Receipt
GDR—Global Depositary Receipt
REIT—Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of December 31, 2025. The total value of securities on loan as of December 31, 2025 was $996,044.
+ Affiliated Securities
† Represents less than 0.05%.
(a) Security was valued using significant unobservable inputs as of December 31, 2025.
(b) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2025.
(c) The rate represents the effective yield at December 31, 2025.
(d) See Federal Tax Information listed in the Notes to the Financial Statements.
Amounts shown as “—“ are either $0 or round to less than $1.
Country Percentage
Australia 1.6%
Austria 0.1%
Belgium 0.2%
Bermuda 0.1%
Britain 0.1%
Canada 3.4%
Chile —%
†
China —%
†
Denmark 0.5%
Finland 0.3%
France 2.5%
Germany 2.4%
Hong Kong 0.5%
Ireland 0.9%
Israel 0.3%
Italy 0.8%
Japan 5.5%
Luxembourg —%
†
Macau —%
†
Mexico —%
†
Netherlands 1.4%
New Zealand 0.1%
Norway 0.1%
Portugal —%
†
Singapore 0.4%
Spain 0.9%
Sweden 0.9%
Switzerland 2.7%
United Kingdom 3.5%
United States 70.7%
Uruguay 0.1%
100.0%
† Represents less than 0.05%.

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Futures Contracts
At December 31, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
DJ EURO STOXX 50 March Futures (Euro) 3/20/26 2 $ 137,275 $ 1,758
FTSE 100 Index March Futures (British Pounds) 3/20/26 2 267,951 (403)
S&P 500 Index E-Mini March Futures (U.S. Dollar) 3/20/26 6 2,067,750 9,529
SGX NIKKEI 225 Index March Futures (Japanese Yen) 3/12/26 1 161,043 (3)
$ 10,881

AZL MSCI Global Equity Index Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2025
Statement of Operations
For the Year Ended December 31, 2025
Assets:
Investments in non-affiliates, at cost $ 163,299,852
Investments in affiliates, at cost 1,679,851
aaa
aaa
Investments in non-affiliates, at value(a) $ 353,531,175
Investments in affiliates, at value 2,480,448
Deposit at broker for futures contracts collateral 89,360
Interest and dividends receivable 214,425
Foreign currency, at value (cost $729,490) 736,787
Receivable for investments sold 1,509,351
Prepaid expenses 1,651
Reclaims receivable 407,180
Total Assets 358,970,377
Liabilities:
Payable for investments purchased 61,686
Payable for capital shares redeemed 297,696
Payable for collateral received on loaned securities 1,053,523
Payable for variation margin on futures contracts 7,449
Management fees payable 91,820
Administration fees payable 38,302
Distribution fees payable 66,084
Custodian fees payable 7,712
Administrative and compliance services fees payable 981
Transfer agent fees payable 3,168
Trustee fees payable 3,045
Other accrued liabilities 63,774
Total Liabilities 1,695,240
Commitments and contingent liabilities^
Net Assets
$ 357,275,137
Net Assets Consist of:
Paid-in capital $ 143,240,729
Total distributable earnings 214,034,408
Net Assets
$ 357,275,137
Class 1
Net Assets $ 48,759,917
Shares of beneficial interest (unlimited number of shares authorized, no par value) 4,222,127
Net Asset Value (offering and redemption price per share) $ 11.55
Class 2
Net Assets $ 308,515,220
Shares of beneficial interest (unlimited number of shares authorized, no par value) 14,830,208
Net Asset Value (offering and redemption price per share) $ 20.80
(a) Includes securities on loan of $996,044.
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends from non-affiliates $ 6,348,338
Dividends from affiliates 48,564
Interest 619
Income from securities lending 11,831
Foreign withholding tax (353,973)
Total Investment Income 6,055,379
Expenses:
Management fees 2,540,502
Administration fees 183,787
Distribution fees - Class 2 789,816
Custodian fees 47,779
Administrative and compliance services fees 8,804
Transfer agent fees 16,462
Trustee fees 19,481
Professional fees 23,135
Licensing fees 144,133
Shareholder reports 7,522
Other expenses 8,632
Total expenses before reductions 3,790,053
Less Management fees contractually waived (1,451,715)
Net expenses 2,338,338
Net Investment Income/(Loss)
3,717,041
Net realized and Change in net unrealized gains/(losses) on
investments:
Net realized gains/(losses) on securities and foreign currencies 23,337,205
Net realized gains/(losses) on affiliated transactions 91,152
Net realized gains/(losses) on futures contracts 382,655
Change in net unrealized appreciation/(depreciation) on securities and foreign currencies 41,039,832
Change in net unrealized appreciation/(depreciation) on affiliated securities 226,641
Change in net unrealized appreciation/(depreciation) on futures contracts 9,548
Net realized and Change in net unrealized gains/(losses) on
investments
65,087,033
Change in Net Assets Resulting From Operations
$ 68,804,074

AZL MSCI Global Equity Index Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2025
For the
Year Ended
December 31, 2024
Change In Net Assets:
Operations:
Net investment income/(loss) $ 3,717,041 $ 4,622,777
Net realized gains/(losses) on investments 23,811,012 10,608,072
Change in unrealized appreciation/(depreciation) on investments 41,276,021 51,258,247
Change in net assets resulting from operations 68,804,074 66,489,096
Distributions to Shareholders:
Class 1 (2,617,803) (1,351,616)
Class 2 (8,753,995) (4,840,133)
Change in net assets resulting from distributions to shareholders (11,371,798) (6,191,749)
Capital Transactions:
Class 1
Proceeds from shares issued 30,741 65,841
Proceeds from dividends reinvested 2,617,803 1,351,616
Value of shares redeemed (6,639,768) (5,293,054)
Total Class 1 Shares (3,991,224) (3,875,597)
Class 2
Proceeds from shares issued 8,848,865 1,222,380
Proceeds from dividends reinvested 8,753,995 4,840,133
Value of shares redeemed (85,908,135) (87,962,221)
Total Class 2 Shares (68,305,275) (81,899,708)
Change in net assets resulting from capital transactions (72,296,499) (85,775,305)
Change in net assets (14,864,223) (25,477,958)
Net Assets:
Beginning of period 372,139,360 397,617,318
End of period $ 357,275,137 $ 372,139,360
Share Transactions:
Class 1
Shares issued 2,682 7,248
Dividends reinvested 231,051 134,892
Shares redeemed (610,056) (552,034)
Total Class 1 Shares (376,323) (409,894)
Class 2
Shares issued 516,961 72,769
Dividends reinvested 428,696 274,540
Shares redeemed (4,508,933) (5,225,946)
Total Class 2 Shares (3,563,276) (4,878,637)
Change in shares (3,939,599) (5,288,531)

AZL MSCI Global Equity Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
f
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021^
Class 1
Net Asset Value, Beginning of Period
$ 10.07  $ 8.75  $ 7.30  $ 10.43  $ 10.00
Investment Activities:
Net Investment Income/(Loss)(a) 0.13  0.13  0.13  0.14  0.06
Net Realized and Unrealized Gains/(Losses) on Investments 1.98  1.49  1.56  (2.07) 0.91
Total from Investment Activities 2.11  1.62  1.69  (1.93) 0.97
Distributions to Shareholders From:
Net Investment Income (0.29) (0.30) (0.22) (0.17) (0.13)
Net Realized Gains (0.34) —  (0.02) (1.03) (0.41)
Total Dividends (0.63) (0.30) (0.24) (1.20) (0.54)
Net Asset Value, End of Period
$ 11.55  $ 10.07  $ 8.75  $ 7.30  $ 10.43
Total Return
(b) 21.12% 18.48% 23.66% (18.08)% 10.00%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 48,760  $ 46,322  $ 43,841  $ 39,839  $ 54,468
Net Investment Income/(Loss)(d) 1.23% 1.39% 1.67% 1.65% 1.06%
Expenses Before Reductions(d)(e) 0.83% 0.79% 0.80% 0.79% 0.83%
Expenses Net of Reductions(d) 0.43% 0.39% 0.40% 0.39% 0.44%
Portfolio Turnover Rate(f) 3% 1% 7% 2% 49%
Class 2
Net Asset Value, Beginning of Period
$ 17.71  $ 15.20  $ 12.51  $ 16.82  $ 14.35
Investment Activities:
Net Investment Income/(Loss)(a) 0.19  0.19  0.20  0.20  0.16
Net Realized and Unrealized Gains/(Losses) on Investments 3.48  2.57  2.70  (3.31) 2.85
Total from Investment Activities 3.67  2.76  2.90  (3.11) 3.01
Distributions to Shareholders From:
Net Investment Income (0.24) (0.25) (0.19) (0.17) (0.13)
Net Realized Gains (0.34) —  (0.02) (1.03) (0.41)
Total Dividends (0.58) (0.25) (0.21) (1.20) (0.54)
Net Asset Value, End of Period
$ 20.80  $ 17.71  $ 15.20  $ 12.51  $ 16.82
Total Return
(b) 20.77% 18.16% 23.37% (18.23)% 21.18%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 308,515  $ 325,817  $ 353,777  $ 332,195  $ 463,557
Net Investment Income/(Loss) 0.99% 1.15% 1.43% 1.40% 1.03%
Expenses Before Reductions(e) 1.08% 1.04% 1.05% 1.04% 1.09%
Expenses Net of Reductions 0.68% 0.64% 0.65% 0.65% 0.70%
Portfolio Turnover Rate(f) 3% 1% 7% 2% 49%
^ Class 1 activity is for the period June 21, 2021 (commencement of operations) to December 31, 2021.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

AZL MSCI Global Equity Index Fund
Notes to the Financial Statements
December 31, 2025

1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL MSCI Global
Equity Index Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

AZL MSCI Global Equity Index Fund
Notes to the Financial Statements
December 31, 2025

Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance
Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment
Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Class Allocation
The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at December 31, 2025 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent
9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $1,177 during the year ended December 31, 2025. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $1,053,523 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of December 31, 2025. At December 31, 2025, there were no master netting provisions in the securities lending agreement.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2025, the Fund did not engage in any Rule 17a-7 transactions.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type.
Futures Contracts
During the year ended December 31, 2025, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the year ended December
31, 2025, the monthly average notional amount for long contracts was $2.1 million. There was no short contract activity during the year. Realized gains and losses are reported as
“Net realized gains/(losses) on futures contracts” on the Statement of Operations.

AZL MSCI Global Equity Index Fund
Notes to the Financial Statements
December 31, 2025

Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2025:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2025:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock
Investment” or the “Subadviser”), BlackRock Investment provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and assume certain expenses of the Fund to limit the annual expenses, excluding (i) brokerage expenses
(including any costs incidental to transactions in portfolio securities or instruments), (ii) acquired fund fees and expenses, (iii) taxes, (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (v) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vi) other extraordinary or non-routine expenses (including expenses arising from mergers, acquisitions or similar transactions involving the
Fund), based on the average net assets of the Fund, through April 30, 2027.
For the year ended December 31, 2025, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The annual rate due to the Manager is 0.70% of the first $5 billion of the Fund’s net assets, 0.65% of the next $5 billion of the Fund’s net assets, and 0.61% of the Fund’s assets over $10 billion. The
Manager waived, prior to any application of expense limit, the management fee to 0.30% on all assets in order to maintain more competitive expense ratios. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2027. The annual rate due to the Subadviser from the Manager is 0.06% of the first $300 million of the Fund’s net assets and 0.03% of the Fund’s net assets over $300 million.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December
31, 2025, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
– (71,398)
Futures Contracts Receivable for variation margin on futures contracts* $11,287 Payable for variation margin on futures contracts* $406
* For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as “Variation margin on futures contracts.”
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/(Depreciation)
on Derivatives Recognized
Equity Risk
(281,669) 89,166
Futures Contracts Net realized gains/(losses) on futures contracts/Change in net unrealized appreciation/
(depreciation) on futures contracts
$ 382,6 5 5 $ 9,5 48
Annual Rate* Annual Expense Limit
AZL MSCI Global Equity Index Fund, Class 1 0.70% 0.55%
AZL MSCI Global Equity Index Fund, Class 2 0.70% 0.80%

AZL MSCI Global Equity Index Fund
Notes to the Financial Statements
December 31, 2025

At December 31, 2025, the following investments are noted as Affiliated Securities in the Fund’s Schedule of Portfolio Investments.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and support services to the CCO of the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and, through September 30, 2025, a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains/ (Losses)
Change in Net
Unrealized
Appreciation/
(Depreciation)
Value
12/31/25
Shares
as of
12/31/25
Dividend
Income
Capital Gains
Distributions
Allianz SE, Registered Shares $ 636,391 $ — $ (164,981) $ 57,187 $ 230,436 $ 759,033 1,655 $ 33,955 $ —
BlackRock, Inc. 802,661 — (164,939) 33 , 965 ( 3, 79 5 ) 667 , 892 624 14 , 609 —
BlackRock Liquidity FedFund ,
Institutional Class 467,753 585,77 0
(a)
— — — 1,053,523 1,053,523 11, 83 1
(b)
—
$ 1,906,805 $ 585,77 0 $ (329,9 20 ) $ 91,152 $ 226,64 1
$ 2,480,448
$ 60,395 $ —
(a) Represents net amount purchased (sold).
(b) All or portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of securities lending fees and collateral investment expenses, and other payments to and from borrowers of securities.

AZL MSCI Global Equity Index Fund
Notes to the Financial Statements
December 31, 2025

considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
In the event that unobservable inputs are used when determining valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement. When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any other information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2025 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2025, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk : The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk.
Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Emerging Markets Risk : Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 268,751,886 $ 85,908,251 $ — $ 354,660,137
Preferred Stocks — 278,383 — 278,383
Warrant — — —
#
—
Affiliated Investment Company 1,053,523 — — 1,053,523
Unaffiliated Investment Company 19,580 — — 19,580
Total Investment Securities 269,824,989 86,186,634 — 356,011,623
Other Financial Instruments:
*
Futures 10,881 — — 10,881
Total Investments $269,835,870 $86,186,634 $— $356,022,504
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
#
Represents the interest in securities that were determined to have a value of zero at December 31, 2025.
*
Other Financial Instruments include any derivative instruments, such as futures contracts.  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.
Purchases Sales
AZL MSCI Global Equity Index Fund $11,744,789 $90,910,370

AZL MSCI Global Equity Index Fund
Notes to the Financial Statements
December 31, 2025

Foreign Securities Risk : Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Index Fund Risk : The Fund does not attempt to manage market volatility or reduce the effects of poor performance. In addition, factors such as fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund's performance.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security or other asset may fluctuate significantly due to factors such as changes in general market conditions, including economic, political, and financial conditions, widespread disease or other public health issues, war, military conflict, acts of terrorism, adverse investor sentiment, or instability or other disruptive events in the local, regional or global markets. Certain changes in the U.S. economy, such as a decrease in imports or exports, changes in trade regulations, inflation and/or economic recession, may have an adverse effect on the value of the Fund's securities.
Technology Sector Risk : Technology companies, including information technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2025 is $169,668,660. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2025 was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2024 was as follows:
At December 31, 2025, the components of accumulated earnings on a tax basis were as follows:
Unrealized appreciation $193,282,929
Unrealized depreciation (6,939,966)
Net unrealized appreciation/(depreciation) $186,342,963
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MSCI Global Equity Index Fund $11,371,798 $– $11,371,798
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MSCI Global Equity Index Fund $6,191,749 $– $6,191,749
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
(Depreciation)(a)
Total
Accumulated
Earnings/(Deficit)
AZL MSCI Global Equity Index Fund $7,237,569 $20,421,881 $— $186,375,575 $214,035,025
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, foreign currency gains or losses, mark-to-
market of futures contracts, mark-to-market of passive foreign investment companies, investments in real estate investment trusts, straddles and other miscellaneous differences.

AZL MSCI Global Equity Index Fund
Notes to the Financial Statements
December 31, 2025

8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of December 31, 2025, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 95% of the Fund.
Investment activities of these shareholders could have a material impact to the Fund.
9. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"), subject to the oversight and, when applicable, approval of the Board, the officers of the Trust, as listed in the Trust’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
10. Recent Accounting Pronouncements
During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The
amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction if the quantitative threshold is met. The Fund did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
11. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Trust and Shareholders of
AZL MSCI Global Equity Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL MSCI Global Equity Index Fund (one of the funds constituting Allianz Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended
December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of
America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 20, 2026
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2025, 29.85% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.
During the year ended December 31, 2025, the Fund declared net short-term capital gain distributions of $6,544,534.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Fund during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts
Subject to the general supervision of the Board of Trustees (the “Board” or “Trustees”) and in accordance with the investment objectives and restrictions of each separate series
(together, the “Funds”) of the Allianz Variable Insurance Products Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management
LLC (the “Manager”). As used in this section, “Fund” refers to any of the Funds other than the AZL Moderate Index Strategy Fund. The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon the Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2027 (the “Expense Limitation Agreement”).
Each Fund is a manager-of-managers fund. That means that the Manager is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the investment decisions made for each Fund. The Manager also is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a
Subadviser.
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
The Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to select as a Subadviser. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the
Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods; (b)
Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place a Fund on the watch list for other reasons, and if so, will explain its rationale to the Board. Funds which are on the watch list are subject to additional scrutiny by the Manager and the Board. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board has subsequently considered and approved retention of the new Subadviser.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager and the portfolio management agreements with the Subadvisers (the “Subadvisory Agreements”; and together with the Management Agreement, the “Advisory Contracts”). The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considered many factors, among the most material of which are: the Funds’ investment objectives and long-term performance; the Manager’s and Subadvisers’
(collectively, the “Advisory Organizations”) management philosophy, personnel, processes and investment performance, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Funds by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance
Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) any payments made by the Funds pursuant to Rule 12b-1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Advisory Contracts.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Advisory Contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of Advisory Contracts is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Funds’ investment performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or “peer group” funds), and comments on the reasons for performance; the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Funds’ portfolio securities; the nature, extent and quality of the advisory and other services provided to the Funds by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them;
and relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the Advisory Contracts, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall-out” benefits an Advisory Organization may derive from its relationship with the Funds.
In assessing the Advisory Organizations’ performance of their obligations, the Board may also consider whether there has occurred a circumstance or event that would constitute a reason for it to not renew an Advisory Contract. In this regard, the Board is mindful of the potential disruption of a Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.
The Advisory Contracts were most recently considered at Board meetings held in the summer and fall of 2025. Information relevant to the approval of such Advisory Contracts was considered at Board meetings held June 9 and 10, 2025, and September 23, 2025, as well as at various other meetings preceding those meetings. Accordingly, the Advisory
Contracts were approved by the Board at an in-person meeting on September 23, 2025. At such meeting the Board also approved the Expense Limitation Agreement between the
Manager and the Trust for the period ending April 30, 2027.
In connection with such meetings, the Board requested and evaluated extensive materials from the Advisory Organizations, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Contracts with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager or Subadvisers were present. In reaching their determinations relating to the approval of the Advisory Contracts, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Advisory
Contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Form N-CSR filings must include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager and Subadvisers.
The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. Under the Management Agreement, the Manager holds the sole and exclusive responsibility to provide, or arrange for others to provide, the management of the Funds’ assets and the placement of orders for the purchase and sale of the securities of the Funds. As each Fund is a manager of managers fund, the Manager is authorized, under the Management Agreement, to retain one or more Subadvisers for each Fund to handle day-to-day management of the Funds’ investment portfolios; the Manager is responsible for determining, in the first instance, which investment advisers to recommend to the Board for selection as a Subadviser. The Board was aware that, notwithstanding the retention of the Subadvisers to handle day-to-day portfolio management, the Manager remains responsible for substantial other matters, including continuously monitoring compliance by each Subadviser with the investment policies and restrictions of the respective Funds, with such other limitations or directions of the Board, and with all legal requirements under federal or state law or regulation. The Manager also is responsible primarily to provide statistical information and other data to the Board regarding the Funds’ portfolio investments and to make available to the Funds’ administrator such information as is necessary for the conduct of its duties.
The Board also noted that the Manager provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and the Subadvisers and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted that, for example, the Manager and Subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs are continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Advisory Contracts.
(2) The investment performance of the Funds, the Manager and the Subadvisers.
In connection with every quarterly Board meeting, as well as the summer and fall 2025 contract review process, the Board receives extensive information on the performance results of each of the Funds. This includes performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. The performance information considered includes information on absolute total return, performance versus the appropriate benchmark(s), and performance versus peer groups as reported by Lipper. For example, in connection with the Board meetings held June 9 and 10, 2025, and September
23, 2025, the Manager reported that for the one-year period ended December 31, 2024, five Funds were in the top 40%, two were in the middle 20%, and seven were in the bottom
40% of their respective Lipper peer groups. For the three-year period ended December 31, 2024, six Funds were in the top 40%, three were in the middle 20% and five were in the bottom 40% of their respective Lipper peer groups. For the five-year period ended December 31, 2024, six Funds were in the top 40%, two were in the middle 20%, and six were in the bottom 40% of their respective Lipper peer groups. For Funds which are index funds, the Board each quarter also receives information on the extent, if any, to which such Funds deviate from their particular benchmark index (referred to as “index attribution”).
Three Funds, the AZL Russell Value 1000 Index Fund, the AZL Enhanced Bond Index Fund and the AZL Government Money Market Fund, were in the bottom 40% for all of the one-, three- and five-year periods. The Board had previously met with the portfolio managers of the AZL Government Money Market Fund in June 2023 to receive and review enhanced reporting on each Fund’s current investment strategy, process and outlook. As a result of these discussions and other discussions with representatives of the Manager, the
Board considered the reasons for the underperformance of these Funds, including the headwinds faced by their long-term investment strategies. The Board understood that such underperformance was not a reflection of the nature, extent or quality of services being provided by the respective Subadvisers. The Board also considered the impact of recoupment of previously waived fees on the performance of the AZL Government Money Market Fund during the periods measured.
At the Board meeting held September 23, 2025, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2025.

Thus, at the Board meeting held September 23, 2025, the Board determined that the overall investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Funds.
The Manager supplied information
to the Board pertaining to the level of investment advisory fees to which the Funds are subject. The Manager has agreed to temporarily limit Fund expenses at certain levels, and information is provided to the Board setting forth “contractual” advisory fees and “actual” fees after taking expense limits and any temporary fee waivers into account. The Board noted that the subadvisory fees are paid by the Manager to each Subadviser and are not additional fees borne by the Funds. Based upon the information provided, the “actual”
advisory fees payable by the Funds overall are generally comparable to the average level of fees paid by the Funds’ peer groups. For the 14 Funds reviewed by the Board in the summer and fall of 2025, 12 Funds paid “actual” advisory fees in a percentage amount within the 65th percentile or lower for each Fund’s applicable category. (A lower percentile reflects lower fund fees and is better for fund shareholders.) The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.
Based upon the information provided, the management fee ranking in 2024 for the 14 Funds was as follows: (1) 12 of the Funds had management fee rankings at or below the 65th percentile (with 10 Funds at or below the 50th percentile); (2) for the AZL MSCI Global Equity Index Fund, it was determined that there was poor peer group comparability due to there being only one other fund in the category; and (3) for the AZL T. Rowe Price Capital Appreciation Fund, a temporary management fee reduction was recommended. The Board noted that it had previously considered and approved a temporary reduction in the AZL MSCI Global Equity Index Fund’s management fee, which is in effect through at least April 30,
2027. In addition, the Board also considered that the AZL Enhanced Bond Index Fund’s management fee ranked at the 63rd percentile in the bond index category, but that the Fund’s enhanced bond strategy lacks direct peers.
The Manager has also supplied information to the Board pertaining to total Fund expenses (which include advisory fees, the 25 basis point 12b-1 fee paid by the Funds, and other
Fund expenses). As noted above, the Manager has agreed to limit Fund expenses at certain levels.
The Manager has committed to providing the Funds with a high quality of service and working to reduce Fund expenses over time.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2022 through 2024. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
The Manager, on behalf of the Board, endeavored to obtain information on the profitability of each Subadviser in connection with its relationship with the Fund or Funds which it subadvised. The Manager was unable to obtain consistent profitability information from some of the Subadvisers that would allow the Board to determine the profits derived from the
Subadviser’s relationship to the Fund or Funds, rather than its overall level of profitability. In considering profitability information, the Board considered the possible effect of any fall-
out benefits to the Subadvisers and their affiliates. The Board considered the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization.
The Manager assured the Board that the Subadvisory Agreements with the Subadvisers, none of which are affiliated with the Manager, were negotiated on an “arm’s length” basis, which should not result in excessive profits for the Subadvisers.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.
The Board noted that the advisory fee schedules
for the Funds (other than AZL FIAM Multi-Strategy Fund, AZL FIAM Total Bond Fund, and AZL MSCI Global Equity Index Fund) do not contain breakpoints that reduce the fee rate on assets above specified levels, although certain Subadvisory Agreements have such “breakpoints.” The Board recognized that breakpoints may be an appropriate way for the
Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found that there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June
30, 2025, were approximately $13.4 billion, including assets of affiliated investing funds, and that no single Fund had assets in excess of approximately $3.5 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Advisory Contracts or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in certain Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Advisory Contracts, the
Board concluded that the advisory fees were reasonable, and that the continuation of the Advisory Contracts was in the best interest of the Funds.

ANNRPT1225 02/26
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® Russell 1000 Growth Index Fund
Annual Financial Statements and Other Information
December 31, 2025

AZL® Russell 1000 Growth Index Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information (Unaudited)

Other Information (Form N-CSR Items 8-11) (Unaudited)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks (99.9%):
Aerospace & Defense (1.9%):
1,524 Axon Enterprise, Inc.* $ 865,525
2,146 Boeing Co. (The)* 465,939
280 BWX Technologies, Inc. 48,395
174 Carpenter Technology Corp. 54,782
21,252 General Electric Co. 6,546,254
880 HEICO Corp. 284,759
1,532 HEICO Corp., Class A 386,723
8,193 Howmet Aerospace, Inc. 1,679,729
1,039 Karman Holdings, Inc.* 76,024
607 Leonardo DRS, Inc. 20,693
925 Loar Holdings, Inc.* 62,900
1,186 Lockheed Martin Corp. 573,633
8,453 Rocket Lab Corp.* 589,681
198 TransDigm Group, Inc. 263,310
11,918,347
Automobiles (3.8%):
52,074 Tesla, Inc.* 23,418,719
Banks (0.4%):
10,796 Bank of America Corp. 593,780
6,379 Citigroup, Inc. 744,366
68,342 NU Holdings, Ltd., Class A* 1,144,045
184 Pinnacle Financial Partners, Inc. 17,555
56 Popular, Inc. 6,973
462 Western Alliance Bancorp 38,840
2,545,559
Beverages (0.7%):
3,170 Celsius Holdings, Inc.* 144,996
38,824 Coca-Cola Co. (The) 2,714,186
156 Coca-Cola Consolidated, Inc. 23,915
14,252 Monster Beverage Corp.* 1,092,701
3,839 PepsiCo, Inc. 550,973
4,526,771
Biotechnology (2.9%):
36,196 AbbVie, Inc. 8,270,424
2,590 Alnylam Pharmaceuticals, Inc.* 1,029,914
8,106 Amgen, Inc. 2,653,175
2,288 Apellis Pharmaceuticals, Inc.* 57,475
210 Exact Sciences Corp.* 21,328
4,286 Exelixis, Inc.* 187,855
6,850 Gilead Sciences, Inc. 840,769
2,508 Halozyme Therapeutics, Inc.* 168,788
837 Incyte Corp.* 82,670
4,010 Insmed, Inc.* 697,900
3,002 Ionis Pharmaceuticals, Inc.* 237,488
2,653 Natera, Inc.* 607,776
1,696 Neurocrine Biosciences, Inc.* 240,544
1,822 Sarepta Therapeutics, Inc.* 39,209
2,391 Summit Therapeutics, Inc.* 41,819
1,855 Ultragenyx Pharmaceutical, Inc.* 42,665
5,254 Vertex Pharmaceuticals, Inc.* 2,381,953
176 Viking Therapeutics, Inc.* 6,192
17,607,944
Broadline Retail (4.6%):
120,748 Amazon.com, Inc.* 27,871,053
Shares Value
Common Stocks, continued
Broadline Retail, continued
26,730 Coupang, Inc.* $ 630,561
1,192 Etsy, Inc.* 66,085
28,567,699
Building Products (0.4%):
1,398 AAON, Inc.^ 106,598
219 Armstrong World Industries, Inc. 41,851
100 Carlisle Cos., Inc. 31,986
649 Lennox International, Inc. 315,141
110 Simpson Manufacturing Co., Inc. 17,762
4,555 Trane Technologies plc 1,772,806
2,286,144
Capital Markets (1.4%):
1,689 Ameriprise Financial, Inc. 828,184
3,844 Ares Management Corp., Class A 621,306
1,064 Bank of New York Mellon Corp. (The) 123,520
15,155 Blackstone, Inc. 2,335,992
12,487 Blue Owl Capital, Inc.^ 186,556
2,701 Brookfield Asset Management, Ltd., Class A 141,505
3,047 Charles Schwab Corp. (The) 304,426
412 Coinbase Global, Inc., Class A* 93,169
51 FactSet Research Systems, Inc. 14,800
307 Freedom Holding Corp. NV* 37,356
332 Goldman Sachs Group, Inc. (The) 291,828
533 Hamilton Lane, Inc., Class A 71,587
422 Houlihan Lokey, Inc. 73,508
468 Interactive Brokers Group, Inc. 30,097
910 Jefferies Financial Group, Inc. 56,393
3,454 KKR & Co., Inc. 440,316
436 Lazard, Inc. 21,172
1,628 LPL Financial Holdings, Inc. 581,473
3,176 Moody's Corp. 1,622,459
327 Morningstar, Inc. 71,060
723 MSCI, Inc. 414,807
2,037 Robinhood Markets, Inc., Class A* 230,385
2,487 TPG, Inc. 158,770
200 Tradeweb Markets, Inc., Class A 21,508
705 XP, Inc., Class A 11,541
8,783,718
Chemicals (0.3%):
1,254 Ecolab, Inc. 329,200
4,273 Sherwin-Williams Co. (The) 1,384,580
1,713,780
Commercial Services & Supplies (0.7%):
7,024 Cintas Corp. 1,321,004
16,828 Copart, Inc.* 658,816
230 RB Global, Inc. 23,660
5,652 Rollins, Inc. 339,233
1,166 Tetra Tech, Inc. 39,108
1,922 Veralto Corp. 191,777
7,559 Waste Management, Inc. 1,660,788
4,234,386
Communications Equipment (0.6%):
21,077 Arista Networks, Inc.* 2,761,719
113 Lumentum Holdings, Inc.* 41,651

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Communications Equipment, continued
1,444 Motorola Solutions, Inc. $ 553,514
86 Ubiquiti, Inc. 47,588
3,404,472
Construction & Engineering (0.3%):
711 Comfort Systems USA, Inc. 663,569
309 EMCOR Group, Inc. 189,043
268 MasTec, Inc.* 58,255
2,331 Quanta Services, Inc. 983,822
498 WillScot Holdings Corp. 9,378
1,904,067
Construction Materials (0.0%
†
):
41 Eagle Materials, Inc. 8,474
1,984 James Hardie Industries plc* 41,168
49,642
Consumer Finance (0.2%):
855 Ally Financial, Inc. 38,723
3,618 American Express Co. 1,338,479
15 Credit Acceptance Corp.* 6,652
3,522 SoFi Technologies, Inc.* 92,206
1,476,060
Consumer Staples Distribution & Retail (1.5%):
396 BJ's Wholesale Club Holdings, Inc.* 35,652
101 Casey's General Stores, Inc. 55,824
9,069 Costco Wholesale Corp. 7,820,561
316 Performance Food Group Co.* 28,415
2,004 Sprouts Farmers Market, Inc.* 159,659
5,313 Sysco Corp. 391,515
8,882 Walmart, Inc. 989,543
9,481,169
Distributors (0.0%
†
):
137 Pool Corp. 31,339
Diversified Consumer Services (0.0%
†
):
181 Bright Horizons Family Solutions, Inc.* 18,353
745 Duolingo, Inc.* 130,747
196 Grand Canyon Education, Inc.* 32,597
246 H&R Block, Inc. 10,721
192,418
Diversified Telecommunication Services (0.1%):
4,155 AST SpaceMobile, Inc.*^ 301,778
5 GCI Liberty, Inc., Class A* 184
2 GCI Liberty, Inc., Class C* 74
302,036
Electric Utilities (0.1%):
3,845 NRG Energy, Inc. 612,278
Electrical Equipment (0.8%):
5,586 GE Vernova, Inc. 3,650,842
186 Rockwell Automation, Inc. 72,367
7,773 Vertiv Holdings Co., Class A 1,259,304
4,982,513
Electronic Equipment, Instruments & Components (0.6%):
24,930 Amphenol Corp., Class A 3,369,040
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
194 CDW Corp. $ 26,423
1,406 Jabil, Inc. 320,596
3,716,059
Energy Equipment & Services (0.0%
†
):
2,407 SLB, Ltd. 92,381
Entertainment (2.0%):
202 Liberty Media Corp.-Liberty Formula One, Class A* 18,055
1,246 Liberty Media Corp.-Liberty Formula One, Class C* 122,743
3,233 Live Nation Entertainment, Inc.* 460,702
86,590 Netflix, Inc.* 8,118,678
12,672 ROBLOX Corp., Class A* 1,026,812
391 Roku, Inc.* 42,420
3,143 Spotify Technology SA* 1,825,172
1,262 Take-Two Interactive Software, Inc.* 323,110
599 TKO Group Holdings, Inc. 125,191
12,062,883
Financial Services (3.9%):
3,340 Affirm Holdings, Inc.* 248,596
5,866 Apollo Global Management, Inc. 849,162
4,143 Block, Inc.* 269,668
1,362 Corpay, Inc.* 409,867
5,788 Equitable Holdings, Inc. 275,798
2,985 Fiserv, Inc.* 200,503
16,436 Mastercard, Inc., Class A 9,382,984
1,466 Shift4 Payments, Inc., Class A*^ 92,314
9,463 Toast, Inc., Class A* 336,031
34,393 Visa, Inc., Class A 12,061,969
89 WEX, Inc.* 13,259
24,140,151
Food Products (0.0%
†
):
523 Darling Ingredients, Inc.* 18,828
318 Freshpet, Inc.* 19,376
369 Hershey Co. (The) 67,150
105,354
Ground Transportation (0.6%):
72 Avis Budget Group, Inc.*^ 9,239
1,306 Lyft, Inc., Class A* 25,297
215 Old Dominion Freight Line, Inc. 33,712
41,135 Uber Technologies, Inc.* 3,361,141
787 U-Haul Holding Co. 36,784
965 Union Pacific Corp. 223,224
483 XPO, Inc.* 65,645
3,755,042
Health Care Equipment & Supplies (1.3%):
5,223 Boston Scientific Corp.* 498,013
7,999 Dexcom, Inc.* 530,894
1,628 IDEXX Laboratories, Inc.* 1,101,391
485 Inspire Medical Systems, Inc.* 44,731
1,449 Insulet Corp.* 411,864
7,212 Intuitive Surgical, Inc.* 4,084,588
922 Masimo Corp.* 119,915
747 Penumbra, Inc.* 232,250
701 ResMed, Inc. 168,850

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
1,809 Stryker Corp. $ 635,809
7,828,305
Health Care Providers & Services (0.7%):
2,456 Cardinal Health, Inc. 504,708
3,741 Cencora, Inc. 1,263,523
43 Chemed Corp. 18,398
415 Cigna Group (The) 114,221
777 DaVita, Inc.* 88,275
712 HCA Healthcare, Inc. 332,404
2,367 McKesson Corp. 1,941,626
602 Molina Healthcare, Inc.* 104,471
4,367,626
Health Care Technology (0.1%):
2,673 Doximity, Inc., Class A* 118,361
2,401 Veeva Systems, Inc., Class A* 535,975
654,336
Hotels, Restaurants & Leisure (2.7%):
8,689 Airbnb, Inc., Class A* 1,179,271
624 Booking Holdings, Inc. 3,341,726
6,824 Carnival Corp.* 208,405
2,042 Cava Group, Inc.* 119,845
26,896 Chipotle Mexican Grill, Inc.* 995,152
169 Choice Hotels International, Inc.^ 16,099
1,114 Churchill Downs, Inc. 126,751
2,268 Darden Restaurants, Inc. 417,357
196 Domino's Pizza, Inc. 81,697
7,331 DoorDash, Inc., Class A* 1,660,325
9,819 DraftKings, Inc.* 338,363
2,367 Dutch Bros, Inc., Class A* 144,908
2,382 Expedia Group, Inc. 674,844
2,806 Flutter Entertainment plc* 603,402
4,660 Hilton Worldwide Holdings, Inc. 1,338,585
6,188 Las Vegas Sands Corp. 402,777
3,518 Marriott International, Inc., Class A 1,091,424
826 McDonald's Corp. 252,450
8,110 Norwegian Cruise Line Holdings, Ltd.* 181,015
1,718 Planet Fitness, Inc., Class A* 186,351
4,229 Restaurant Brands International, Inc. 288,545
5,176 Royal Caribbean Cruises, Ltd. 1,443,690
3,089 Starbucks Corp. 260,125
1,336 Texas Roadhouse, Inc. 221,776
411 Travel + Leisure Co. 28,988
630 Vail Resorts, Inc. 83,664
3,561 Viking Holdings, Ltd.* 254,291
1,932 Wendy's Co. (The) 16,094
573 Wingstop, Inc. 136,655
1,392 Wyndham Hotels & Resorts, Inc. 105,179
1,914 Yum! Brands, Inc. 289,550
16,489,304
Household Durables (0.1%):
300 SharkNinja, Inc.* 33,570
4,138 Somnigroup International, Inc. 369,441
53 TopBuild Corp.* 22,111
425,122
Shares Value
Common Stocks, continued
Household Products (0.1%):
7,796 Colgate-Palmolive Co. $ 616,040
2,450 Kimberly-Clark Corp. 247,180
863,220
Independent Power and Renewable Electricity Producers
(0.2%):
6,912 Vistra Corp. 1,115,113
Industrial Conglomerates (0.1%):
1,775 3M Co. 284,177
Insurance (0.4%):
3,963 Aon plc, Class A 1,398,463
281 Arthur J. Gallagher & Co. 72,720
597 Brown & Brown, Inc. 47,581
147 Everest Group, Ltd. 49,885
439 Kinsale Capital Group, Inc. 171,702
48 Markel Group, Inc.* 103,183
1,198 Marsh & McLennan Cos., Inc. 222,253
602 Progressive Corp. (The) 137,087
2,318 Ryan Specialty Holdings, Inc. 119,678
2,322,552
Interactive Media & Services (10.0%):
67,489 Alphabet, Inc., Class A 21,124,057
54,953 Alphabet, Inc., Class C 17,244,252
33,971 Meta Platforms, Inc., Class A 22,423,917
6,004 Pinterest, Inc., Class A* 155,444
2,538 Reddit, Inc., Class A* 583,410
1,910 Trump Media & Technology Group Corp.*^ 25,288
61,556,368
IT Services (0.6%):
6,405 Cloudflare, Inc., Class A* 1,262,746
1,500 Gartner, Inc.* 378,420
86 Globant SA* 5,622
2,714 GoDaddy, Inc., Class A* 336,753
691 Kyndryl Holdings, Inc.* 18,353
154 MongoDB, Inc.* 64,632
1,364 Okta, Inc.* 117,945
6,708 Snowflake, Inc.* 1,471,467
442 Twilio, Inc., Class A* 62,870
3,718,808
Life Sciences Tools & Services (0.1%):
463 Medpace Holdings, Inc.* 260,044
184 Repligen Corp.* 30,150
1,962 Tempus AI, Inc.* 115,856
639 Waters Corp.* 242,712
648,762
Machinery (0.2%):
288 Allison Transmission Holdings, Inc. 28,195
1,164 Caterpillar, Inc. 666,821
1,958 Illinois Tool Works, Inc. 482,255
129 RBC Bearings, Inc.* 57,848
1,235,119
Media (0.1%):
1,860 DoubleVerify Holdings, Inc.* 21,278
26 Liberty Broadband Corp., Class A* 1,255

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Media, continued
410 Liberty Broadband Corp., Class C* $ 19,926
34 Nexstar Media Group, Inc. 6,904
8,933 Trade Desk, Inc. (The), Class A* 339,097
388,460
Metals & Mining (0.0%
†
):
1,250 Anglogold Ashanti plc 106,600
276 Steel Dynamics, Inc. 46,768
153,368
Oil, Gas & Consumable Fuels (0.3%):
1,941 Cheniere Energy, Inc. 377,311
367 HF Sinclair Corp. 16,911
597 Phillips 66 77,037
4,339 Targa Resources Corp. 800,546
1,146 Texas Pacific Land Corp. 329,154
1,322 Williams Cos., Inc. (The) 79,465
1,680,424
Passenger Airlines (0.0%
†
):
405 Alaska Air Group, Inc.* 20,372
1,145 American Airlines Group, Inc.* 17,553
1,101 Southwest Airlines Co. 45,504
83,429
Pharmaceuticals (3.1%):
8,011 Bristol-Myers Squibb Co. 432,114
1,924 Corcept Therapeutics, Inc.* 66,955
16,368 Eli Lilly & Co. 17,590,362
7,273 Zoetis, Inc. 915,089
19,004,520
Professional Services (0.6%):
7,719 Automatic Data Processing, Inc. 1,985,558
2,411 Booz Allen Hamilton Holding Corp. 203,392
2,163 Broadridge Financial Solutions, Inc. 482,717
322 Dayforce, Inc.* 22,270
424 Equifax, Inc. 92,000
3,239 ExlService Holdings, Inc.* 137,463
2,063 Paychex, Inc. 231,427
570 Paycom Software, Inc. 90,835
798 Paylocity Holding Corp.* 121,695
1,721 Verisk Analytics, Inc. 384,970
3,752,327
Real Estate Management & Development (0.0%
†
):
669 CBRE Group, Inc., Class A* 107,569
1,059 CoStar Group, Inc.* 71,207
271 Jones Lang LaSalle, Inc.* 91,183
269,959
Residential REITs (0.0%
†
):
495 Sun Communities, Inc. 61,336
502 UDR, Inc. 18,413
79,749
Retail REITs (0.1%):
1,472 Simon Property Group, Inc. 272,482
Semiconductors & Semiconductor Equipment (19.7%):
19,247 Advanced Micro Devices, Inc.* 4,121,937
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
4,648 Applied Materials, Inc. $ 1,194,489
2,585 Astera Labs, Inc.* 430,041
84,186 Broadcom, Inc. 29,136,775
2,598 Enphase Energy, Inc.* 83,266
500 Entegris, Inc. 42,125
2,688 KLA Corp. 3,266,135
25,653 Lam Research Corp. 4,391,281
2,320 Lattice Semiconductor Corp.* 170,706
321 MACOM Technology Solutions Holdings, Inc.* 54,981
1,337 Marvell Technology, Inc. 113,618
946 Monolithic Power Systems, Inc. 857,417
402,780 NVIDIA Corp. 75,118,470
262 Onto Innovation, Inc.* 41,359
5,046 QUALCOMM, Inc. 863,118
7,597 Texas Instruments, Inc. 1,318,003
121,203,721
Software (17.5%):
8,540 Adobe, Inc.* 2,988,915
431 Appfolio, Inc., Class A* 100,272
4,871 AppLovin Corp., Class A* 3,282,177
3,388 Atlassian Corp., Class A* 549,330
4,353 Autodesk, Inc.* 1,288,532
3,214 Bentley Systems, Inc., Class B 122,662
5,575 Cadence Design Systems, Inc.* 1,742,633
150 Circle Internet Group, Inc.* 11,895
5,901 Confluent, Inc., Class A* 178,446
5,052 Crowdstrike Holdings, Inc., Class A* 2,368,175
6,378 Datadog, Inc., Class A* 867,344
3,106 Docusign, Inc.* 212,450
1,177 Dropbox, Inc., Class A* 32,721
5,818 Dynatrace, Inc.* 252,152
1,804 Elastic NV* 136,094
395 Fair Isaac Corp.* 667,795
13,000 Fortinet, Inc.* 1,032,330
1,221 Gen Digital, Inc. 33,199
2,778 Gitlab, Inc., Class A* 104,258
1,734 Guidewire Software, Inc.* 348,551
1,047 HubSpot, Inc.* 420,161
5,579 Intuit, Inc. 3,695,641
1,180 Manhattan Associates, Inc.* 204,506
128,911 Microsoft Corp. 62,343,938
304 nCino, Inc.* 7,795
1,177 Nutanix, Inc., Class A* 60,839
34,393 Oracle Corp., ADR 6,703,540
44,629 Palantir Technologies, Inc., Class A* 7,932,805
13,720 Palo Alto Networks, Inc.* 2,527,224
485 Pegasystems, Inc. 28,964
2,399 Procore Technologies, Inc.* 174,503
282 PTC, Inc.* 49,127
1,786 RingCentral, Inc., Class A* 51,580
1,672 Rubrik, Inc., Class A* 127,875
2,143 Salesforce, Inc. 567,702
6,377 Samsara, Inc., Class A* 226,065
4,305 SentinelOne, Inc., Class A* 64,575
21,109 ServiceNow, Inc.* 3,233,688
300 Strategy, Inc.* 45,585
2,768 Synopsys, Inc.* 1,300,185
444 Teradata Corp.* 13,515
747 Tyler Technologies, Inc.* 339,101

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
ADR—American Depository Receipt
REIT—Real Estate Investment Trust
Percentages indicated are based on net assets as of December 31, 2025 .
Shares Value
Common Stocks, continued
Software, continued
378 Unity Software, Inc.* $ 16,696
4,396 Workday, Inc., Class A* 944,173
2,041 Zscaler, Inc.* 459,062
107,858,776
Specialized REITs (0.3%):
9,557 American Tower Corp. 1,677,922
1,794 Lamar Advertising Co., Class A 227,085
422 Public Storage 109,509
2,014,516
Specialty Retail (1.9%):
54 AutoZone, Inc.* 183,141
1,254 Burlington Stores, Inc.* 362,218
2,762 Carvana Co.* 1,165,619
4,350 Chewy, Inc., Class A* 143,768
698 Floor & Decor Holdings, Inc., Class A* 42,501
15,503 Home Depot, Inc. (The) 5,334,582
59 Lithia Motors, Inc. 19,607
365 Murphy USA, Inc. 147,285
15,818 O'Reilly Automotive, Inc.* 1,442,760
110 RH* 19,707
1,308 Ross Stores, Inc. 235,623
11,427 TJX Cos., Inc. (The) 1,755,301
10,861 Tractor Supply Co. 543,159
231 Ulta Beauty, Inc.* 139,757
2,053 Valvoline, Inc.* 59,660
348 Wayfair, Inc., Class A* 34,943
362 Williams-Sonoma, Inc. 64,650
11,694,281
Technology Hardware, Storage & Peripherals (11.3%):
251,587 Apple, Inc. 68,396,442
892 Dell Technologies, Inc., Class C 112,285
1,634 NetApp, Inc. 174,985
5,499 Pure Storage, Inc., Class A* 368,488
4,818 Super Micro Computer, Inc.* 141,023
69,193,223
Shares Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods (0.2%):
411 Birkenstock Holding plc* $ 16,810
2,946 Deckers Outdoor Corp.* 305,412
1,231 Lululemon Athletica, Inc.* 255,814
4,559 On Holding AG, Class A* 211,902
60 Ralph Lauren Corp. 21,216
3,875 Tapestry, Inc. 495,109
1,306,263
Trading Companies & Distributors (0.4%):
2,206 Core & Main, Inc., Class A* 114,646
19,262 Fastenal Co. 772,984
201 Ferguson Enterprises, Inc. 44,748
2,081 FTAI Aviation, Ltd. 409,645
232 SiteOne Landscape Supply, Inc.* 28,898
763 W.W. Grainger, Inc. 769,905
2,140,826
Total Common Stocks (Cost $180,510,853) 614,516,067
Affiliated Investment Company (0.1%):
Money Market Funds (0.1%):
364,730 BlackRock Liquidity FedFund, Institutional Class,
4.14%
+
(a)(b) 364,730
Total Affiliated Investment Company (Cost $364,730) 364,730
Unaffiliated Investment Company (0.1%):
Money Market Funds (0.1%):
892,228 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 3.64%(b) 892,228
Total Unaffiliated Investment Company (Cost $892,228) 892,228
Total Investment Securities
(Cost $181, 767, 8 1 1 ) — 100.1% (c) 615,773,025
Net other assets (liabilities) — (0.1)% (533,537)
Net Assets — 100.0% $ 615,239,488
* Non-income producing security.
+ Affiliated Securities
† Represents less than 0.05%.
^ This security or a partial position of this security was on loan as of December 31, 2025. The total value of securities on loan as of December 31, 2025 was $352,132.
(a) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2025.
(b) The rate represents the effective yield at December 31, 2025.
(c) See Federal Tax Information listed in the Notes to the Financial Statements.

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Futures Contracts
At December 31, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
E-Mini Russell 1000 Growth Index March Futures (U.S. Dollar) 3/20/26 3 $ 720,555 $ 5,628
$ 5,628

AZL Russell 1000 Growth Index Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2025
Statement of Operations
For the Year Ended December 31, 2025
Assets:
Investments in non-affiliates, at cost $ 181,403,081
Investments in affiliates, at cost 364,730
aaa
aaa
Investments in non-affiliates, at value(a) $ 615,408,295
Investments in affiliates, at value 364,730
Deposit at broker for futures contracts collateral 102,980
Interest and dividends receivable 91,620
Receivable for capital shares issued 101,996
Prepaid expenses 2,878
Reclaims receivable 829
Total Assets 616,073,328
Liabilities:
Payable for capital shares redeemed 3,670
Payable for collateral received on loaned securities 364,730
Payable for variation margin on futures contracts 7,224
Management fees payable 185,219
Administration fees payable 49,935
Distribution fees payable 115,760
Custodian fees payable 4,412
Administrative and compliance services fees payable 1,519
Transfer agent fees payable 2,833
Trustee fees payable 4,713
Other accrued liabilities 93,825
Total Liabilities 833,840
Commitments and contingent liabilities^
Net Assets
$ 615,239,488
Net Assets Consist of:
Paid-in capital $ 77, 400,035
Total distributable earnings 537, 839,453
Net Assets
$ 615,239,48 8
Class 1
Net Assets $ 76,492,164
Shares of beneficial interest (unlimited number of shares authorized, no par value)
*
3,098,643
Net Asset Value (offering and redemption price per share)
*
$ 24.69
Class 2
Net Assets $ 538,747,324
Shares of beneficial interest (unlimited number of shares authorized, no par value) 31,248,978
Net Asset Value (offering and redemption price per share) $ 17.24
(a) Includes securities on loan of $352,132.
^ See Note 3 in Notes to the Financial Statements.
* Shares of beneficial interest and the Net Asset Value reflect a 4 to 1 reverse share split which occurred on September 19, 2025. See Note 11 in Notes to the Financial
Statements.
Investment Income:
Dividends $ 3,524,769
Interest 7,324
Income from securities lending 2,420
Foreign withholding tax (1,240)
Total Investment Income 3,533,273
Expenses:
Management fees 2,643,477
Administration fees 246,085
Distribution fees - Class 2 1,317,370
Custodian fees 24,643
Administrative and compliance services fees 14,444
Transfer agent fees 16,458
Trustee fees 32,372
Professional fees 36,249
Licensing fees 119,266
Shareholder reports 13,181
Other expenses 13,884
Total expenses before reductions 4,477,429
Less Management fees contractually waived (540,711)
Net expenses 3,936,718
Net Investment Income/(Loss)
(403,445)
Net realized and Change in net unrealized gains/(losses) on
investments:
Net realized gains/(losses) on securities and foreign currencies 104,453,884
Net realized gains/(losses) on futures contracts 364,057
Change in net unrealized appreciation/(depreciation) on securities and foreign currencies (5,798,107)
Change in net unrealized appreciation/(depreciation) on futures contracts 12,651
Net realized and Change in net unrealized gains/(losses) on
investments
99,032,485
Change in Net Assets Resulting From Operations
$ 98,629,040

AZL Russell 1000 Growth Index Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2025
(a)
For the
Year Ended
December 31, 2024
(a)
Change In Net Assets:
Operations:
Net investment income/(loss) $ (403,445) $ 233,692
Net realized gains/(losses) on investments 104,817,941 82,846,340
Change in unrealized appreciation/(depreciation) on investments (5,785,456) 84,707,116
Change in net assets resulting from operations 98,629,040 167,787,148
Distributions to Shareholders:
Class 1 (7,732,269) (36,963,525)
Class 2 (74,098,105) (140,281,648)
Change in net assets resulting from distributions to shareholders (81,830,374) (177,245,173)
Capital Transactions:
Class 1
Proceeds from shares issued 309,008 225,637
Proceeds from dividends reinvested 7,732,266 36,963,525
Value of shares redeemed (11,134,728) (8,528,146)
Total Class 1 Shares (3,093,454) 28,661,016
Class 2
Proceeds from shares issued 4,107,963 562,287
Proceeds from dividends reinvested 74,098,105 140,281,648
Value of shares redeemed (97,648,734) (101,067,436)
Total Class 2 Shares (19,442,666) 39,776,499
Change in net assets resulting from capital transactions (22,536,120) 68,437,515
Change in net assets (5,737,454) 58,979,490
Net Assets:
Beginning of period 620,976,942 561,997,452
End of period $ 615,239,48 8 $ 620,976,942
Share Transactions:
Class 1
Shares issued 13,953 6,608
Dividends reinvested 312,163 1,730,502
Shares redeemed (465,115) (264,640)
Total Class 1 Shares (138,999) 1,472,470
Class 2
Shares issued 260,199 29,998
Dividends reinvested 4,280,653 9,015,530
Shares redeemed (5,698,449) (5,418,595)
Total Class 2 Shares (1,157,597) 3,626,933
Change in shares (1,296,596) 5,099,403
(a) Class 1 share transactions reflect a 4 to 1 reverse share split which occurred on September 19, 2025. See Note 11 in Notes to the Financial Statements.

AZL Russell 1000 Growth Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Year Ended
December 31,
2025
(a)
Year Ended
December 31,
2024
(a)
Year Ended
December 31,
2023
(a)
Year Ended
December 31,
2022
(a)
Year Ended
December 31,
2021
(a)
Class 1
Net Asset Value, Beginning of Period
$ 23.16  $ 35.96  $ 29.16  $ 61.52  $ 58.72
Investment Activities:
Net Investment Income/(Loss)(b) 0.04 (c) 0.08  0.20  0.24  0.20
Net Realized and Unrealized Gains/(Losses) on Investments 4.15  9.84  11.64  (17.84) 14.48
Total from Investment Activities 4.19  9.92  11.84  (17.60) 14.68
Distributions to Shareholders From:
Net Investment Income (0.05) (0.40) (0.52) (0.32) (0.48)
Net Realized Gains (2.61) (22.32) (4.52) (14.44) (11.40)
Total Dividends (2.66) (22.72) (5.04) (14.76) (11.88)
Net Asset Value, End of Period
$ 24.69  $ 23.16  $ 35.96  $ 29.16  $ 61.52
Total Return
(d) 18.07% 32.87% 43.05% (29.45)% 27.14%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 76,492  $ 74,959  $ 63,501  $ 50,561  $ 80,919
Net Investment Income/(Loss) 0.15% 0.26% 0.53% 0.54% 0.31%
Expenses Before Reductions(e) 0.53% 0.52% 0.51% 0.50% 0.51%
Expenses Net of Reductions 0.44% 0.43% 0.42% 0.41% 0.42%
Portfolio Turnover Rate(f) 15% 11% 11% 12% 18%
Class 2
Net Asset Value, Beginning of Period
$ 16.85  $ 17.32  $ 13.09  $ 23.56  $ 21.11
Investment Activities:
Net Investment Income/(Loss)(b) (0.02) — (g ) 0.05  0.05  0.01
Net Realized and Unrealized Gains/(Losses) on Investments 3.02  5.16  5.37  (6.90) 5.35
Total from Investment Activities 3.00  5.16  5.42  (6.85) 5.36
Distributions to Shareholders From:
Net Investment Income — (g ) (0.05) (0.06) (0.01) (0.06)
Net Realized Gains (2.61) (5.58) (1.13) (3.61) (2.85)
Total Dividends (2.61) (5.63) (1.19) (3.62) (2.91)
Net Asset Value, End of Period
$ 17.24  $ 16.85  $ 17.32  $ 13.09  $ 23.56
Total Return
(d) 17.79% 32.45% 42.69% (29.59)% 26.87%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 538,747  $ 546,018  $ 498,497  $ 650,264  $ 1,036,843
Net Investment Income/(Loss) (0.10%) 0.01% 0.30% 0.29% 0.06%
Expenses Before Reductions(e) 0.78% 0.77% 0.76% 0.75% 0.76%
Expenses Net of Reductions 0.69% 0.68% 0.67% 0.66% 0.67%
Portfolio Turnover Rate(f) 15% 11% 11% 12% 18%
(a) Class 1 had a 4 to 1 reverse share split effective September 19, 2025. Prior year net asset values and per share amounts have been retrospectively adjusted to reflect the impact of the reverse share split.
(b) Calculated using the average shares method.
(c) The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(d) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(e) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(g) Represents less than $0.005.

AZL Russell 1000 Growth Index Fund
Notes to the Financial Statements
December 31, 2025

1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Russell 1000
Growth Index Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

AZL Russell 1000 Growth Index Fund
Notes to the Financial Statements
December 31, 2025

Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance
Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment
Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Class Allocation
The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at December 31, 2025 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent
9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $238 during the year ended December 31, 2025. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $364,730 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of December 31, 2025. At December 31, 2025, there were no master netting provisions in the securities lending agreement.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2025, the Fund did not engage in any Rule 17a-7 transactions.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type.
Futures Contracts
During the year ended December 31, 2025, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the year ended December
31, 2025, the monthly average notional amount for long contracts was $2.1 million. There was no short contract activity during the year. Realized gains and losses are reported as
“Net realized gains/(losses) on futures contracts” on the Statement of Operations.

AZL Russell 1000 Growth Index Fund
Notes to the Financial Statements
December 31, 2025

Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2025:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2025:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock
Investment” or the “Subadviser”), BlackRock Investment provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and assume certain expenses of the Fund to limit the annual expenses, excluding (i) brokerage expenses
(including any costs incidental to transactions in portfolio securities or instruments), (ii) acquired fund fees and expenses, (iii) taxes, (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (v) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vi) other extraordinary or non-routine expenses (including expenses arising from mergers, acquisitions or similar transactions involving the
Fund), based on the average net assets of the Fund, through April 30, 2027.
For the year ended December 31, 2025, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The Manager waived, prior to any application of expense limit, the management fee to 0.35% on all assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2027. The annual rate due to the Subadviser from the Manager is 0.015%.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December
31, 2025, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable.
At December 31, 2025, the following investments are noted as Affiliated Securities in the Fund’s Schedule of Portfolio Investments.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
31,775 –
Futures Contracts Receivable for variation margin on futures contracts* $5,628 Payable for variation margin on futures contracts* $—
* For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as “Variation margin on futures contracts.”
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/(Depreciation)
on Derivatives Recognized
Equity Risk
(196,907) (38,798)
Futures Contracts Net realized gains/(losses) on futures contracts/Change in net unrealized appreciation/
(depreciation) on futures contracts
$ 364,057 $ 12,651
Annual Rate* Annual Expense Limit
AZL Russell 1000 Growth Index Fund, Class 1 0.44% 0.59%
AZL Russell 1000 Growth Index Fund, Class 2 0.44% 0.84%
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains/ (Losses)
Change in Net
Unrealized
Appreciation/
(Depreciation)
Value
12/31/25
Shares
as of
12/31/25
Dividend
Income
Capital Gains
Distributions
BlackRock Liquidity FedFund ,
Institutional Class $ 174,808 $ 189,922
(a)
$ — $ — $ — $ 364,730 364,730 $ 2,420
(b)
$ —
(a) Represents net amount purchased (sold).
(b) All or portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of securities lending fees and collateral investment expenses, and other payments to and from borrowers of securities.

AZL Russell 1000 Growth Index Fund
Notes to the Financial Statements
December 31, 2025

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and support services to the CCO of the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and, through September 30, 2025, a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
In the event that unobservable inputs are used when determining valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement. When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any other information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates.

AZL Russell 1000 Growth Index Fund
Notes to the Financial Statements
December 31, 2025

The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2025 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2025, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Concentration Risk : The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.
Derivatives Risk : The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk.
Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Index Fund Risk : The Fund does not attempt to manage market volatility or reduce the effects of poor performance. In addition, factors such as fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund's performance.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security or other asset may fluctuate significantly due to factors such as changes in general market conditions, including economic, political, and financial conditions, widespread disease or other public health issues, war, military conflict, acts of terrorism, adverse investor sentiment, or instability or other disruptive events in the local, regional or global markets. Certain changes in the U.S. economy, such as a decrease in imports or exports, changes in trade regulations, inflation and/or economic recession, may have an adverse effect on the value of the Fund's securities.
Non-Diversification Risk : To the extent the Fund becomes non-diversified, the Fund may invest a larger percentage of its assets in securities issued by or representing a small number of issuers than can a diversified fund. As a result, the Fund's shares may experience greater price volatility and the Fund may be more susceptible to the risks associated with these particular issuers or to a single economic, political or regulatory occurrence affecting these issuers, which may negatively impact the Fund's performance.
Technology Sector Risk : Technology companies, including information technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 614,516,067 $ — $ — $ 614,516,067
Affiliated Investment Company 364,730 — — 364,730
Unaffiliated Investment Company 892,228 — — 892,228
Total Investment Securities 615,773,025 — — 615,773,025
Other Financial Instruments:
*
Futures Contracts 5,628 — — 5,628
Total Investments $615,778,653 $— $— $615,778,653
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
*
Other Financial Instruments include any derivative instruments, such as futures contracts.  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.
Purchases Sales
AZL Russell 1000 Growth Index Fund $91,089,364 $191,759,732

AZL Russell 1000 Growth Index Fund
Notes to the Financial Statements
December 31, 2025

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2025 is $182,738,605. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2025 was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2024 was as follows:
At December 31, 2025, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of December 31, 2025, the Fund had a single shareholder account which is affiliated with the Manager representing ownership in excess of 95% of the Fund. Investment activities of this shareholder could have a material impact to the Fund.
9. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"), subject to the oversight and, when applicable, approval of the Board, the officers of the Trust, as listed in the Trust’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
10. Recent Accounting Pronouncements
During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The
amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction if the quantitative threshold is met. The Fund did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
Unrealized appreciation $435,817,101
Unrealized depreciation (2,782,681)
Net unrealized appreciation/(depreciation) $433,034,420
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Russell 1000 Growth Index Fund $8,490,014 $73,340,360 $81,830,374
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Russell 1000 Growth Index Fund $138,649,757 $38,595,416 $177,245,173
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
(Depreciation)(a)
Total
Accumulated
Earnings/(Deficit)
AZL Russell 1000 Growth Index Fund $— $104,805,033 $— $433,034,420 $537,839,453
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts, investments in real estate investment trusts and other miscellaneous differences.

AZL Russell 1000 Growth Index Fund
Notes to the Financial Statements
December 31, 2025

11. Reverse Share Split
On September 19, 2025, the Fund's Class 1 shares implemented a 4 to 1 reverse share split, the net effect of which was to decrease the number of the Fund's Class 1 outstanding shares and increase the Class 1 net asset value per share by a proportionate amount. While the number of the Fund's Class 1 outstanding shares decreased, neither the Fund's holdings nor the total value of Class 1 shareholders' investments in the Fund were affected. Immediately after the reverse share split, each Class 1 shareholder continued to own the same percentage of the Fund's net assets prior to the reverse share split. Capital share activity referenced in the Statement of Changes in Net Assets and per share data in the
Financial Highlights for Class 1 shares have been retrospectively adjusted to reflect the reverse share split.
12. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Trust and Shareholders of
AZL Russell 1000 Growth Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL Russell 1000 Growth Index Fund (one of the funds constituting Allianz Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended
December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 20, 2026
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2025, 44.90% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.
During the year ended December 31, 2025, the Fund declared net short-term capital gain distributions of $8,250,662.
During the year ended December 31, 2025, the Fund declared net long-term capital gain distributions of $73,340,360.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Fund during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts
Subject to the general supervision of the Board of Trustees (the “Board” or “Trustees”) and in accordance with the investment objectives and restrictions of each separate series
(together, the “Funds”) of the Allianz Variable Insurance Products Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management
LLC (the “Manager”). As used in this section, “Fund” refers to any of the Funds other than the AZL Moderate Index Strategy Fund. The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon the Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2027 (the “Expense Limitation Agreement”).
Each Fund is a manager-of-managers fund. That means that the Manager is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the investment decisions made for each Fund. The Manager also is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a
Subadviser.
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
The Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to select as a Subadviser. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the
Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods; (b)
Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place a Fund on the watch list for other reasons, and if so, will explain its rationale to the Board. Funds which are on the watch list are subject to additional scrutiny by the Manager and the Board. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board has subsequently considered and approved retention of the new Subadviser.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager and the portfolio management agreements with the Subadvisers (the “Subadvisory Agreements”; and together with the Management Agreement, the “Advisory Contracts”). The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considered many factors, among the most material of which are: the Funds’ investment objectives and long-term performance; the Manager’s and Subadvisers’
(collectively, the “Advisory Organizations”) management philosophy, personnel, processes and investment performance, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Funds by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance
Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) any payments made by the Funds pursuant to Rule 12b-1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Advisory Contracts.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Advisory Contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of Advisory Contracts is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Funds’ investment performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or “peer group” funds), and comments on the reasons for performance; the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Funds’ portfolio securities; the nature, extent and quality of the advisory and other services provided to the Funds by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them;
and relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the Advisory Contracts, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall-out” benefits an Advisory Organization may derive from its relationship with the Funds.
In assessing the Advisory Organizations’ performance of their obligations, the Board may also consider whether there has occurred a circumstance or event that would constitute a reason for it to not renew an Advisory Contract. In this regard, the Board is mindful of the potential disruption of a Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.
The Advisory Contracts were most recently considered at Board meetings held in the summer and fall of 2025. Information relevant to the approval of such Advisory Contracts was considered at Board meetings held June 9 and 10, 2025, and September 23, 2025, as well as at various other meetings preceding those meetings. Accordingly, the Advisory
Contracts were approved by the Board at an in-person meeting on September 23, 2025. At such meeting the Board also approved the Expense Limitation Agreement between the
Manager and the Trust for the period ending April 30, 2027.
In connection with such meetings, the Board requested and evaluated extensive materials from the Advisory Organizations, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Contracts with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager or Subadvisers were present. In reaching their determinations relating to the approval of the Advisory Contracts, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Advisory
Contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Form N-CSR filings must include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager and Subadvisers.
The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. Under the Management Agreement, the Manager holds the sole and exclusive responsibility to provide, or arrange for others to provide, the management of the Funds’ assets and the placement of orders for the purchase and sale of the securities of the Funds. As each Fund is a manager of managers fund, the Manager is authorized, under the Management Agreement, to retain one or more Subadvisers for each Fund to handle day-to-day management of the Funds’ investment portfolios; the Manager is responsible for determining, in the first instance, which investment advisers to recommend to the Board for selection as a Subadviser. The Board was aware that, notwithstanding the retention of the Subadvisers to handle day-to-day portfolio management, the Manager remains responsible for substantial other matters, including continuously monitoring compliance by each Subadviser with the investment policies and restrictions of the respective Funds, with such other limitations or directions of the Board, and with all legal requirements under federal or state law or regulation. The Manager also is responsible primarily to provide statistical information and other data to the Board regarding the Funds’ portfolio investments and to make available to the Funds’ administrator such information as is necessary for the conduct of its duties.
The Board also noted that the Manager provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and the Subadvisers and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted that, for example, the Manager and Subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs are continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Advisory Contracts.
(2) The investment performance of the Funds, the Manager and the Subadvisers.
In connection with every quarterly Board meeting, as well as the summer and fall 2025 contract review process, the Board receives extensive information on the performance results of each of the Funds. This includes performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. The performance information considered includes information on absolute total return, performance versus the appropriate benchmark(s), and performance versus peer groups as reported by Lipper. For example, in connection with the Board meetings held June 9 and 10, 2025, and September
23, 2025, the Manager reported that for the one-year period ended December 31, 2024, five Funds were in the top 40%, two were in the middle 20%, and seven were in the bottom
40% of their respective Lipper peer groups. For the three-year period ended December 31, 2024, six Funds were in the top 40%, three were in the middle 20% and five were in the bottom 40% of their respective Lipper peer groups. For the five-year period ended December 31, 2024, six Funds were in the top 40%, two were in the middle 20%, and six were in the bottom 40% of their respective Lipper peer groups. For Funds which are index funds, the Board each quarter also receives information on the extent, if any, to which such Funds deviate from their particular benchmark index (referred to as “index attribution”).
Three Funds, the AZL Russell Value 1000 Index Fund, the AZL Enhanced Bond Index Fund and the AZL Government Money Market Fund, were in the bottom 40% for all of the one-, three- and five-year periods. The Board had previously met with the portfolio managers of the AZL Government Money Market Fund in June 2023 to receive and review enhanced reporting on each Fund’s current investment strategy, process and outlook. As a result of these discussions and other discussions with representatives of the Manager, the
Board considered the reasons for the underperformance of these Funds, including the headwinds faced by their long-term investment strategies. The Board understood that such underperformance was not a reflection of the nature, extent or quality of services being provided by the respective Subadvisers. The Board also considered the impact of recoupment of previously waived fees on the performance of the AZL Government Money Market Fund during the periods measured.
At the Board meeting held September 23, 2025, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2025.

Thus, at the Board meeting held September 23, 2025, the Board determined that the overall investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Funds.
The Manager supplied information
to the Board pertaining to the level of investment advisory fees to which the Funds are subject. The Manager has agreed to temporarily limit Fund expenses at certain levels, and information is provided to the Board setting forth “contractual” advisory fees and “actual” fees after taking expense limits and any temporary fee waivers into account. The Board noted that the subadvisory fees are paid by the Manager to each Subadviser and are not additional fees borne by the Funds. Based upon the information provided, the “actual”
advisory fees payable by the Funds overall are generally comparable to the average level of fees paid by the Funds’ peer groups. For the 14 Funds reviewed by the Board in the summer and fall of 2025, 12 Funds paid “actual” advisory fees in a percentage amount within the 65th percentile or lower for each Fund’s applicable category. (A lower percentile reflects lower fund fees and is better for fund shareholders.) The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.
Based upon the information provided, the management fee ranking in 2024 for the 14 Funds was as follows: (1) 12 of the Funds had management fee rankings at or below the 65th percentile (with 10 Funds at or below the 50th percentile); (2) for the AZL MSCI Global Equity Index Fund, it was determined that there was poor peer group comparability due to there being only one other fund in the category; and (3) for the AZL T. Rowe Price Capital Appreciation Fund, a temporary management fee reduction was recommended. The Board noted that it had previously considered and approved a temporary reduction in the AZL MSCI Global Equity Index Fund’s management fee, which is in effect through at least April 30,
2027. In addition, the Board also considered that the AZL Enhanced Bond Index Fund’s management fee ranked at the 63rd percentile in the bond index category, but that the Fund’s enhanced bond strategy lacks direct peers.
The Manager has also supplied information to the Board pertaining to total Fund expenses (which include advisory fees, the 25 basis point 12b-1 fee paid by the Funds, and other
Fund expenses). As noted above, the Manager has agreed to limit Fund expenses at certain levels.
The Manager has committed to providing the Funds with a high quality of service and working to reduce Fund expenses over time.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2022 through 2024. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
The Manager, on behalf of the Board, endeavored to obtain information on the profitability of each Subadviser in connection with its relationship with the Fund or Funds which it subadvised. The Manager was unable to obtain consistent profitability information from some of the Subadvisers that would allow the Board to determine the profits derived from the
Subadviser’s relationship to the Fund or Funds, rather than its overall level of profitability. In considering profitability information, the Board considered the possible effect of any fall-
out benefits to the Subadvisers and their affiliates. The Board considered the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization.
The Manager assured the Board that the Subadvisory Agreements with the Subadvisers, none of which are affiliated with the Manager, were negotiated on an “arm’s length” basis, which should not result in excessive profits for the Subadvisers.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.
The Board noted that the advisory fee schedules
for the Funds (other than AZL FIAM Multi-Strategy Fund, AZL FIAM Total Bond Fund, and AZL MSCI Global Equity Index Fund) do not contain breakpoints that reduce the fee rate on assets above specified levels, although certain Subadvisory Agreements have such “breakpoints.” The Board recognized that breakpoints may be an appropriate way for the
Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found that there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June
30, 2025, were approximately $13.4 billion, including assets of affiliated investing funds, and that no single Fund had assets in excess of approximately $3.5 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Advisory Contracts or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in certain Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Advisory Contracts, the
Board concluded that the advisory fees were reasonable, and that the continuation of the Advisory Contracts was in the best interest of the Funds.

ANNRPT1225 02/26
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® Russell 1000 Value Index Fund
Annual Financial Statements and Other Information
December 31, 2025

AZL® Russell 1000 Value Index Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information (Unaudited)

Other Information (Form N-CSR Items 8-11) (Unaudited)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks (99.7%):
Aerospace & Defense (2.9%):
2,886 ATI, Inc.* $ 331,197
13,567 Boeing Co. (The)* 2,945,667
1,609 BWX Technologies, Inc. 278,100
828 Carpenter Technology Corp. 260,688
802 Curtiss-Wright Corp. 442,119
5,338 General Dynamics Corp. 1,797,091
1,688 Hexcel Corp. 124,743
855 Huntington Ingalls Industries, Inc. 290,760
3,904 L3Harris Technologies, Inc. 1,146,097
1,024 Leonardo DRS, Inc. 34,908
3,095 Lockheed Martin Corp. 1,496,959
2,852 Northrop Grumman Corp. 1,626,239
28,158 RTX Corp. 5,164,177
2,884 StandardAero, Inc.* 82,713
3,789 Textron, Inc. 330,287
963 TransDigm Group, Inc. 1,280,646
1,248 Woodward, Inc. 377,295
18,009,686
Air Freight & Logistics (0.6%):
2,489 CH Robinson Worldwide, Inc. 400,132
2,907 Expeditors International of Washington, Inc. 433,172
4,516 FedEx Corp. 1,304,492
2,418 GXO Logistics, Inc.* 127,283
15,195 United Parcel Service, Inc., Class B 1,507,192
3,772,271
Automobile Components (0.1%):
4,643 Aptiv plc* 353,286
4,661 BorgWarner, Inc. 210,025
4,937 Gentex Corp. 114,884
1,161 Lear Corp. 133,050
9,262 QuantumScape Corp.* 96,510
907,755
Automobiles (0.5%):
82,616 Ford Motor Co. 1,083,922
19,651 General Motors Co. 1,598,019
2,497 Harley-Davidson, Inc.^ 51,163
2,545 Lucid Group, Inc.*^ 26,901
16,083 Rivian Automotive, Inc., Class A* 316,996
1,046 Thor Industries, Inc. 107,393
3,184,394
Banks (7.4%):
128,942 Bank of America Corp. 7,091,810
2,242 Bank OZK 103,177
420 BOK Financial Corp.^ 49,753
30,711 Citigroup, Inc. 3,583,667
8,999 Citizens Financial Group, Inc. 525,632
6,580 Columbia Banking System, Inc. 183,911
2,640 Comerica, Inc. 229,495
2,849 Commerce Bancshares, Inc. 149,117
1,327 Cullen/Frost Bankers, Inc. 168,038
2,865 East West Bancorp, Inc. 321,997
14,022 Fifth Third Bancorp 656,370
187 First Citizens BancShares, Inc., Class A 401,336
2,963 First Hawaiian, Inc. 74,964
10,316 First Horizon Corp. 246,552
Shares Value
Common Stocks, continued
Banks, continued
6,931 FNB Corp. $ 118,520
32,218 Huntington Bancshares, Inc. 558,982
57,224 JPMorgan Chase & Co. 18,438,717
20,038 KeyCorp 413,584
3,213 M&T Bank Corp. 647,355
1,587 Pinnacle Financial Partners, Inc. 151,416
8,334 PNC Financial Services Group, Inc. (The) 1,739,556
1,225 Popular, Inc. 152,537
1,959 Prosperity Bancshares, Inc. 135,387
18,629 Regions Financial Corp. 504,846
2,030 Southstate Bank Corp. 191,043
3,096 Synovus Financial Corp. 154,955
690 TFS Financial Corp. 9,232
27,248 Truist Financial Corp. 1,340,874
32,867 US Bancorp 1,753,783
3,364 Webster Financial Corp. 211,730
66,218 Wells Fargo & Co. 6,171,518
1,905 Western Alliance Bancorp 160,153
1,391 Wintrust Financial Corp. 194,490
3,104 Zions Bancorp NA 181,708
47,016,205
Beverages (1.3%):
201 Boston Beer Co., Inc. (The), Class A* 39,221
746 Brown-Forman Corp., Class A 19,627
3,298 Brown-Forman Corp., Class B 85,946
41,743 Coca-Cola Co. (The) 2,918,253
998 Coca-Cola Consolidated, Inc. 152,994
2,998 Constellation Brands, Inc., Class A 413,604
27,029 Keurig Dr Pepper, Inc. 757,082
2,959 Molson Coors Beverage Co., Class B 138,126
24,984 PepsiCo, Inc. 3,585,704
5,733 Primo Brands Corp. 93,735
8,204,292
Biotechnology (1.2%):
2,966 Amgen, Inc. 970,802
3,130 Biogen, Inc.* 550,849
3,883 BioMarin Pharmaceutical, Inc.* 230,767
3,648 Exact Sciences Corp.* 370,491
855 Exelixis, Inc.* 37,475
19,199 Gilead Sciences, Inc. 2,356,485
2,443 Incyte Corp.* 241,295
254 Insmed, Inc.* 44,206
101 Ionis Pharmaceuticals, Inc.* 7,990
7,717 Moderna, Inc.* 227,574
312 Neurocrine Biosciences, Inc.* 44,251
2,138 Regeneron Pharmaceuticals, Inc. 1,650,258
3,564 Revolution Medicines, Inc.* 283,873
8,393 Roivant Sciences, Ltd.* 182,128
893 United Therapeutics Corp.* 435,114
2,241 Viking Therapeutics, Inc.* 78,838
7,712,396
Broadline Retail (2.2%):
55,553 Amazon.com, Inc.* 12,822,743
51 Dillard's, Inc., Class A^ 30,923
9,421 eBay, Inc. 820,569
799 Etsy, Inc.* 44,297

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Broadline Retail, continued
5,915 Macy's, Inc. $ 130,426
1,367 Ollie's Bargain Outlet Holdings, Inc.* 149,837
13,998,795
Building Products (0.7%):
2,318 A O Smith Corp. 155,028
1,451 Advanced Drainage Systems, Inc. 210,148
1,809 Allegion plc 288,029
638 Armstrong World Industries, Inc. 121,922
2,384 Builders FirstSource, Inc.* 245,290
788 Carlisle Cos., Inc. 252,050
16,538 Carrier Global Corp. 873,868
2,527 Fortune Brands Innovations, Inc. 126,400
2,751 Hayward Holdings, Inc.* 42,503
13,890 Johnson Controls International plc 1,663,327
4,439 Masco Corp. 281,699
1,729 Owens Corning 193,492
843 Simpson Manufacturing Co., Inc. 136,119
2,383 Trex Co., Inc.* 83,596
4,673,471
Capital Markets (5.9%):
587 Affiliated Managers Group, Inc. 169,220
170 Ameriprise Financial, Inc. 83,358
13,630 Bank of New York Mellon Corp. (The) 1,582,307
3,223 Blackrock, Inc.
+
3,449,706
5,244 Brookfield Asset Management, Ltd., Class A 274,733
5,540 Carlyle Group, Inc. (The) 327,469
2,185 Cboe Global Markets, Inc. 548,435
32,903 Charles Schwab Corp. (The) 3,287,339
7,588 CME Group, Inc. 2,072,131
4,236 Coinbase Global, Inc., Class A* 957,929
764 Evercore, Inc. 259,951
725 FactSet Research Systems, Inc. 210,388
6,141 Franklin Resources, Inc. 146,708
5,857 Goldman Sachs Group, Inc. (The) 5,148,303
310 Hamilton Lane, Inc., Class A 41,636
747 Houlihan Lokey, Inc. 130,120
8,659 Interactive Brokers Group, Inc. 556,860
12,024 Intercontinental Exchange, Inc. 1,947,407
7,534 Invesco, Ltd. 197,918
2,650 Janus Henderson Group plc 126,061
2,528 Jefferies Financial Group, Inc. 156,660
10,755 KKR & Co., Inc. 1,371,047
1,614 Lazard, Inc. 78,376
790 MarketAxess Holdings, Inc. 143,188
24,223 Morgan Stanley 4,300,309
169 Morningstar, Inc. 36,725
779 MSCI, Inc. 446,936
9,538 Nasdaq, Inc. 926,426
4,027 Northern Trust Corp. 550,048
3,738 Raymond James Financial, Inc. 600,285
13,493 Robinhood Markets, Inc., Class A* 1,526,058
6,386 S&P Global, Inc. 3,337,260
2,086 SEI Investments Co. 171,094
5,937 State Street Corp. 765,932
2,070 Stifel Financial Corp. 259,205
4,523 T. Rowe Price Group, Inc. 463,065
2,214 Tradeweb Markets, Inc., Class A 238,094
1,896 Virtu Financial, Inc., Class A 63,175
Shares Value
Common Stocks, continued
Capital Markets, continued
8,250 XP, Inc., Class A $ 135,053
37,086,915
Chemicals (1.8%):
4,683 Air Products and Chemicals, Inc. 1,156,795
2,462 Albemarle Corp. 348,225
1,050 Ashland, Inc. 61,604
4,230 Axalta Coating Systems, Ltd.* 136,671
2,491 Celanese Corp. 105,319
3,478 CF Industries Holdings, Inc. 268,989
14,429 Corteva, Inc. 967,176
15,032 Dow, Inc. 351,448
8,627 DuPont de Nemours, Inc. 346,805
2,563 Eastman Chemical Co. 163,596
3,997 Ecolab, Inc. 1,049,292
4,704 Element Solutions, Inc. 117,553
2,873 FMC Corp. 39,849
4,149 Huntsman Corp. 41,490
5,411 International Flavors & Fragrances, Inc. 364,647
9,830 Linde plc 4,191,414
5,384 LyondellBasell Industries NV, Class A 233,127
6,940 Mosaic Co. (The) 167,185
132 NewMarket Corp. 90,718
2,575 Olin Corp. 53,637
4,712 PPG Industries, Inc. 482,792
2,670 RPM International, Inc. 277,680
892 Scotts Miracle-Gro Co. (The) 52,048
472 Sherwin-Williams Co. (The) 152,942
3,413 Solstice Advanced Materials, Inc.* 165,804
666 Westlake Corp. 49,244
11,436,050
Commercial Services & Supplies (0.3%):
1,051 Clean Harbors, Inc.* 246,438
1,340 Copart, Inc.* 52,461
825 MSA Safety, Inc. 132,116
3,724 RB Global, Inc. 383,088
4,270 Republic Services, Inc. 904,941
4,316 Tetra Tech, Inc. 144,759
3,044 Veralto Corp. 303,730
2,167,533
Communications Equipment (1.4%):
3,011 Ciena Corp.* 704,183
83,592 Cisco Systems, Inc. 6,439,092
1,228 F5, Inc.* 313,459
1,341 Lumentum Holdings, Inc.* 494,279
2,045 Motorola Solutions, Inc. 783,889
8,734,902
Construction & Engineering (0.3%):
2,808 AECOM 267,687
7,584 API Group Corp.* 290,164
622 EMCOR Group, Inc. 380,533
1,086 Everus Construction Group, Inc.* 92,918
1,007 MasTec, Inc.* 218,891
695 Quanta Services, Inc. 293,332
394 Valmont Industries, Inc. 158,514

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Construction & Engineering, continued
3,020 WillScot Holdings Corp. $ 56,867
1,758,906
Construction Materials (0.6%):
14,396 CRH plc 1,796,621
610 Eagle Materials, Inc. 126,075
1,229 James Hardie Industries plc* 25,501
1,277 Martin Marietta Materials, Inc. 795,137
2,758 Vulcan Materials Co. 786,637
3,529,971
Consumer Finance (1.2%):
5,115 Ally Financial, Inc. 231,658
7,646 American Express Co. 2,828,638
13,279 Capital One Financial Corp. 3,218,299
87 Credit Acceptance Corp.* 38,581
2,506 OneMain Holdings, Inc. 169,280
4,027 SLM Corp. 108,971
22,040 SoFi Technologies, Inc.* 577,007
7,533 Synchrony Financial 628,478
7,800,912
Consumer Staples Distribution & Retail (2.2%):
8,288 Albertsons Cos., Inc., Class A 142,305
2,283 BJ's Wholesale Club Holdings, Inc.* 205,538
668 Casey's General Stores, Inc. 369,210
4,563 Dollar General Corp. 605,830
4,046 Dollar Tree, Inc.* 497,698
12,720 Kroger Co. (The) 794,746
3,463 Maplebear, Inc.* 155,766
2,753 Performance Food Group Co.* 247,550
4,796 Sysco Corp. 353,417
9,554 Target Corp. 933,904
4,710 US Foods Holding Corp.* 354,757
82,490 Walmart, Inc. 9,190,211
13,850,932
Containers & Packaging (0.5%):
27,961 Amcor plc 233,195
20,945 Amcor plc, ADR 174,681
1,461 AptarGroup, Inc. 178,184
1,632 Avery Dennison Corp. 296,828
5,565 Ball Corp. 294,778
2,393 Crown Holdings, Inc. 246,407
6,268 Graphic Packaging Holding Co. 94,396
10,841 International Paper Co. 427,027
1,882 Packaging Corp. of America 388,125
2,432 Sealed Air Corp. 100,758
1,670 Silgan Holdings, Inc. 67,418
11,210 Smurfit WestRock plc 433,491
1,871 Sonoco Products Co. 81,650
3,016,938
Distributors (0.1%):
2,961 Genuine Parts Co. 364,085
5,181 LKQ Corp. 156,466
565 Pool Corp. 129,244
649,795
Shares Value
Common Stocks, continued
Diversified Consumer Services (0.1%):
11,107 ADT, Inc. $ 89,633
973 Bright Horizons Family Solutions, Inc.* 98,662
461 Grand Canyon Education, Inc.* 76,669
2,415 H&R Block, Inc. 105,246
278 Liberty Live Holdings, Inc., Class A* 22,657
1,080 Liberty Live Holdings, Inc., Class C* 89,813
2,880 Service Corp. International 224,554
707,234
Diversified REITs (0.1%):
4,536 WP Carey, Inc. 291,937
Diversified Telecommunication Services (1.2%):
145,585 AT&T, Inc. 3,616,331
5,236 Frontier Communications Parent, Inc.* 199,334
5,506 GCI Liberty, Inc.* —
67 GCI Liberty, Inc., Class A* 2,470
598 GCI Liberty, Inc., Class C* 22,252
1,733 Iridium Communications, Inc. 30,120
3,029 Liberty Global, Ltd., Class A* 33,743
3,840 Liberty Global, Ltd., Class C* 42,394
89,222 Verizon Communications, Inc. 3,634,012
7,580,656
Electric Utilities (2.8%):
5,456 Alliant Energy Corp. 354,695
11,280 American Electric Power Co., Inc. 1,300,697
6,604 Constellation Energy Corp. 2,332,995
16,405 Duke Energy Corp. 1,922,830
8,175 Edison International 490,663
9,419 Entergy Corp. 870,598
4,757 Evergy, Inc. 344,835
7,909 Eversource Energy 532,513
21,337 Exelon Corp. 930,080
11,415 FirstEnergy Corp. 511,049
1,110 IDACORP, Inc. 140,482
43,564 NextEra Energy, Inc. 3,497,318
4,065 OGE Energy Corp. 173,575
46,599 PG&E Corp. 748,846
2,543 Pinnacle West Capital Corp. 225,564
15,502 PPL Corp. 542,880
23,198 Southern Co. (The) 2,022,866
12,617 Xcel Energy, Inc. 931,892
17,874,378
Electrical Equipment (1.2%):
657 Acuity, Inc. 236,546
4,841 AMETEK, Inc. 993,906
8,221 Eaton Corp. plc 2,618,471
11,855 Emerson Electric Co. 1,573,396
1,177 Generac Holdings, Inc.* 160,507
1,108 Hubbell, Inc. 492,074
3,467 nVent Electric plc 353,530
1,426 Regal Rexnord Corp. 200,096
2,214 Rockwell Automation, Inc. 861,401
3,239 Sensata Technologies Holding plc 107,826
7,597,753
Electronic Equipment, Instruments & Components (0.9%):
1,118 Arrow Electronics, Inc.* 123,181

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
1,398 Avnet, Inc. $ 67,216
2,609 CDW Corp. 355,346
3,567 Cognex Corp. 128,341
3,259 Coherent Corp.* 601,514
16,461 Corning, Inc. 1,441,325
1,052 Crane NXT Co. 49,518
7,863 Flex, Ltd.* 475,082
514 IPG Photonics Corp.* 36,802
818 Jabil, Inc. 186,520
3,624 Keysight Technologies, Inc.* 736,360
555 Littelfuse, Inc. 140,370
2,434 Ralliant Corp. 123,915
1,603 TD SYNNEX Corp. 240,819
964 Teledyne Technologies, Inc.* 492,344
3,259 Vontier Corp. 121,170
1,073 Zebra Technologies Corp.* 260,546
5,580,369
Energy Equipment & Services (0.5%):
20,943 Baker Hughes Co. 953,744
17,617 Halliburton Co. 497,857
8,253 NOV, Inc. 128,994
29,318 SLB, Ltd. 1,125,225
8,380 TechnipFMC plc 373,413
1,589 Weatherford International plc 124,355
3,203,588
Entertainment (1.3%):
5,285 Electronic Arts, Inc. 1,079,884
334 Liberty Media Corp.-Liberty Formula One, Class A* 29,853
3,113 Liberty Media Corp.-Liberty Formula One, Class C* 306,661
341 Madison Square Garden Sports Corp.*^ 88,200
2,336 Roku, Inc.* 253,432
2,564 Take-Two Interactive Software, Inc.* 656,461
881 TKO Group Holdings, Inc. 184,129
38,088 Walt Disney Co. (The) 4,333,272
48,979 Warner Bros Discovery, Inc.* 1,411,575
8,343,467
Financial Services (3.9%):
2,428 Affirm Holdings, Inc.* 180,716
2,646 Apollo Global Management, Inc. 383,035
38,802 Berkshire Hathaway, Inc., Class B* 19,503,825
7,008 Block, Inc.* 456,151
799 Euronet Worldwide, Inc.* 60,812
11,221 Fidelity National Information Services, Inc. 745,748
7,815 Fiserv, Inc.* 524,934
4,996 Global Payments, Inc. 386,690
1,505 Jack Henry & Associates, Inc. 274,632
3,909 MGIC Investment Corp. 114,221
19,734 PayPal Holdings, Inc. 1,152,071
19,964 Rocket Cos., Inc., Class A 386,503
2,107 Voya Financial, Inc. 156,951
6,578 Western Union Co. (The) 61,241
687 WEX, Inc.* 102,349
24,489,879
Food Products (0.9%):
10,043 Archer-Daniels-Midland Co. 577,372
2,769 Bunge Global SA 246,663
Shares Value
Common Stocks, continued
Food Products, continued
4,152 Campbell's Company (The) $ 115,716
10,627 Conagra Brands, Inc. 183,953
3,101 Darling Ingredients, Inc.* 111,636
3,898 Flowers Foods, Inc. 42,410
776 Freshpet, Inc.* 47,282
11,447 General Mills, Inc. 532,286
2,657 Hershey Co. (The) 483,521
6,217 Hormel Foods Corp. 147,343
1,413 Ingredion, Inc. 155,797
2,140 JM Smucker Co. (The) 209,313
16,875 Kraft Heinz Co. (The) 409,219
2,743 Lamb Weston Holdings, Inc. 114,904
5,376 McCormick & Co., Inc. 366,159
27,364 Mondelez International, Inc., Class A 1,473,004
925 Pilgrim's Pride Corp. 36,066
996 Post Holdings, Inc.* 98,654
7 Seaboard Corp. 31,114
5,891 Tyson Foods, Inc., Class A 345,330
5,727,742
Gas Utilities (0.2%):
3,314 Atmos Energy Corp. 555,526
4,525 MDU Resources Group, Inc. 88,328
2,002 National Fuel Gas Co. 160,280
4,750 UGI Corp. 177,792
981,926
Ground Transportation (1.2%):
283 Avis Budget Group, Inc.*^ 36,314
39,732 CSX Corp. 1,440,285
1,644 JB Hunt Transport Services, Inc. 319,495
3,515 Knight-Swift Transportation Holdings, Inc. 183,764
744 Landstar System, Inc. 106,913
6,482 Lyft, Inc., Class A* 125,556
4,771 Norfolk Southern Corp. 1,377,483
3,667 Old Dominion Freight Line, Inc. 574,986
799 Ryder System, Inc. 152,921
539 Saia, Inc.* 175,994
1,105 Schneider National, Inc., Class B 29,316
1,396 U-Haul Holding Co. 65,249
11,551 Union Pacific Corp. 2,671,977
1,890 XPO, Inc.* 256,870
7,517,123
Health Care Equipment & Supplies (2.8%):
36,282 Abbott Laboratories 4,545,772
1,401 Align Technology, Inc.* 218,766
10,617 Baxter International, Inc. 202,891
5,988 Becton Dickinson & Co. 1,162,091
25,807 Boston Scientific Corp.* 2,460,698
4,196 Cooper Cos., Inc. (The)* 343,904
4,595 DENTSPLY SIRONA, Inc. 52,521
12,144 Edwards Lifesciences Corp.* 1,035,276
3,156 Envista Holdings Corp.* 68,517
9,768 GE HealthCare Technologies, Inc. 801,171
2,294 Globus Medical, Inc.* 200,289
4,727 Hologic, Inc.* 352,114
27,091 Medtronic plc 2,602,362
2,389 ResMed, Inc. 575,438
3,070 Solventum Corp.* 243,267

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
2,044 STERIS plc $ 518,195
5,392 Stryker Corp. 1,895,126
932 Teleflex, Inc. 113,741
4,243 Zimmer Biomet Holdings, Inc. 381,531
17,773,670
Health Care Providers & Services (2.6%):
1,670 Acadia Healthcare Co., Inc.* 23,697
2,466 Cardinal Health, Inc. 506,763
10,511 Centene Corp.* 432,528
248 Chemed Corp. 106,109
5,136 Cigna Group (The) 1,413,581
26,415 CVS Health Corp. 2,096,294
4,686 Elevance Health, Inc. 1,642,677
2,075 Encompass Health Corp. 220,241
2,692 HCA Healthcare, Inc. 1,256,787
2,187 Henry Schein, Inc.* 165,294
2,551 Humana, Inc. 653,388
1,723 Labcorp Holdings, Inc. 432,266
193 McKesson Corp. 158,316
532 Molina Healthcare, Inc.* 92,323
2,384 Quest Diagnostics, Inc. 413,696
1,807 Tenet Healthcare Corp.* 359,087
19,166 UnitedHealth Group, Inc. 6,326,888
1,137 Universal Health Services, Inc., Class B 247,889
16,547,824
Health Care REITs (0.7%):
3,757 Alexandria Real Estate Equities, Inc. 183,868
7,327 Healthcare Realty Trust, Inc. 124,193
14,470 Healthpeak Properties, Inc. 232,678
9,189 Medical Properties Trust, Inc. 45,945
6,181 Omega Healthcare Investors, Inc. 274,065
9,863 Ventas, Inc. 763,199
14,484 Welltower, Inc. 2,688,375
4,312,323
Health Care Technology (0.0%
†
):
1,478 Certara, Inc.* 13,021
584 Veeva Systems, Inc., Class A* 130,367
143,388
Hotel & Resort REITs (0.1%):
14,195 Host Hotels & Resorts, Inc. 251,677
5,069 Park Hotels & Resorts, Inc. 53,022
304,699
Hotels, Restaurants & Leisure (1.5%):
5,778 Aramark 212,977
40 Booking Holdings, Inc. 214,213
1,075 Boyd Gaming Corp. 91,633
4,143 Caesars Entertainment, Inc.* 96,905
16,088 Carnival Corp.* 491,327
420 Choice Hotels International, Inc.^ 40,009
131 Darden Restaurants, Inc. 24,107
449 Domino's Pizza, Inc. 187,152
574 Flutter Entertainment plc* 123,433
905 Hyatt Hotels Corp., Class A^ 145,090
1,114 Marriott International, Inc., Class A 345,607
14,128 McDonald's Corp. 4,317,941
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
4,575 MGM Resorts International* $ 166,942
3,688 Penn Entertainment, Inc.* 54,398
2,356 Restaurant Brands International, Inc. 160,750
20,749 Starbucks Corp. 1,747,273
943 Travel + Leisure Co. 66,510
169 Vail Resorts, Inc. 22,443
2,435 Wendy's Co. (The) 20,283
176 Wyndham Hotels & Resorts, Inc. 13,299
1,562 Wynn Resorts, Ltd. 187,955
3,899 Yum! Brands, Inc. 589,841
9,320,088
Household Durables (0.6%):
5,540 D.R. Horton, Inc. 797,926
3,429 Garmin, Ltd. 695,573
4,321 Lennar Corp., Class A 444,199
245 Lennar Corp., Class B^ 23,304
1,145 Mohawk Industries, Inc.* 125,148
7,747 Newell Brands, Inc. 28,819
54 NVR, Inc.* 393,810
4,152 PulteGroup, Inc. 486,863
1,300 SharkNinja, Inc.* 145,470
2,076 Toll Brothers, Inc. 280,717
541 TopBuild Corp.* 225,700
1,153 Whirlpool Corp.^ 83,177
3,730,706
Household Products (1.4%):
5,062 Church & Dwight Co., Inc. 424,449
2,593 Clorox Co. (The) 261,452
8,754 Colgate-Palmolive Co. 691,741
4,531 Kimberly-Clark Corp. 457,133
49,329 Procter & Gamble Co. (The) 7,069,339
807 Reynolds Consumer Products, Inc. 18,496
8,922,610
Independent Power and Renewable Electricity Producers
(0.1%):
15,273 AES Corp. (The) 219,015
2,837 Brookfield Renewable Corp. 108,771
581 Clearway Energy, Inc., Class A 18,255
2,013 Clearway Energy, Inc., Class C 66,952
968 Talen Energy Corp.* 362,845
775,838
Industrial Conglomerates (0.7%):
9,385 3M Co. 1,502,539
13,434 Honeywell International, Inc. 2,620,839
4,123,378
Industrial REITs (0.5%):
5,212 Americold Realty Trust, Inc. 67,026
1,143 EastGroup Properties, Inc. 203,614
2,857 First Industrial Realty Trust, Inc. 163,620
1,660 Lineage, Inc. 58,100
19,578 Prologis, Inc. 2,499,328
5,058 Rexford Industrial Realty, Inc. 195,846
3,930 STAG Industrial, Inc. 144,467
3,332,001

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Insurance (3.6%):
10,188 Aflac, Inc. $ 1,123,431
5,520 Allstate Corp. (The) 1,148,988
1,337 American Financial Group, Inc. 182,741
11,667 American International Group, Inc. 998,112
358 Aon plc, Class A 126,331
7,513 Arch Capital Group, Ltd.* 720,647
4,984 Arthur J. Gallagher & Co. 1,289,809
1,042 Assurant, Inc. 250,966
1,040 Assured Guaranty, Ltd. 93,465
1,518 Axis Capital Holdings, Ltd. 162,563
1,300 Brighthouse Financial, Inc.* 84,227
5,305 Brown & Brown, Inc. 422,809
7,699 Chubb, Ltd. 2,403,012
3,203 Cincinnati Financial Corp. 523,114
546 CNA Financial Corp. 26,066
780 Everest Group, Ltd. 264,693
328 F&G Annuities & Life, Inc. 10,129
5,472 Fidelity National Financial, Inc. 298,716
2,060 First American Financial Corp. 126,566
1,712 Globe Life, Inc. 239,440
734 Hanover Insurance Group, Inc. (The) 134,153
5,911 Hartford Insurance Group, Inc. (The) 814,536
1,272 Kemper Corp. 51,567
3,721 Lincoln National Corp. 165,696
3,629 Loews Corp. 382,170
211 Markel Group, Inc.* 453,576
9,135 Marsh & McLennan Cos., Inc. 1,694,725
11,614 MetLife, Inc. 916,809
4,917 Old Republic International Corp. 224,412
662 Primerica, Inc. 171,034
4,513 Principal Financial Group, Inc. 398,092
11,756 Progressive Corp. (The) 2,677,076
7,377 Prudential Financial, Inc. 832,716
1,365 Reinsurance Group of America, Inc. 277,723
989 RenaissanceRe Holdings, Ltd. 278,067
1,585 RLI Corp. 101,408
4,688 Travelers Cos., Inc. (The) 1,359,801
3,614 Unum Group 280,085
6,002 W R Berkley Corp. 420,860
55 White Mountains Insurance Group, Ltd.^ 114,292
2,043 Willis Towers Watson plc 671,330
22,915,953
Interactive Media & Services (4.8%):
43,462 Alphabet, Inc., Class A 13,603,606
35,281 Alphabet, Inc., Class C 11,071,178
1,494 IAC, Inc.* 58,415
4,873 Match Group, Inc. 157,349
8,197 Meta Platforms, Inc., Class A 5,410,758
6,639 Pinterest, Inc., Class A* 171,884
5,178 ZoomInfo Technologies, Inc.* 52,660
30,525,850
IT Services (2.0%):
13,224 Accenture plc, Class A 3,547,999
2,981 Akamai Technologies, Inc.* 260,092
2,228 Amdocs, Ltd. 179,376
10,183 Cognizant Technology Solutions Corp., Class A 845,189
3,210 DXC Technology Co.* 47,027
1,160 EPAM Systems, Inc.* 237,661
Shares Value
Common Stocks, continued
IT Services, continued
870 Globant SA* $ 56,872
19,592 International Business Machines Corp. 5,803,346
4,830 Kyndryl Holdings, Inc.* 128,285
1,476 MongoDB, Inc.* 619,462
2,204 Okta, Inc.* 190,580
2,446 Twilio, Inc., Class A* 347,919
1,786 VeriSign, Inc. 433,909
12,697,717
Leisure Products (0.1%):
1,371 Brunswick Corp. 101,783
2,707 Hasbro, Inc. 221,974
6,252 Mattel, Inc.* 124,040
1,662 YETI Holdings, Inc.* 73,410
521,207
Life Sciences Tools & Services (2.0%):
5,937 Agilent Technologies, Inc. 807,847
13,032 Avantor, Inc.* 149,347
406 Bio-Rad Laboratories, Inc., Class A* 123,014
3,309 Bio-Techne Corp. 194,602
2,306 Bruker Corp. 108,636
1,068 Charles River Laboratories International, Inc.* 213,045
13,264 Danaher Corp. 3,036,395
3,200 Illumina, Inc.* 419,712
3,589 IQVIA Holdings, Inc.* 808,996
436 Mettler-Toledo International, Inc.* 607,867
4,345 Qiagen NV, ADR 195,395
1,030 Repligen Corp.* 168,776
2,459 Revvity, Inc. 237,908
3,490 Sotera Health Co.* 61,563
7,944 Thermo Fisher Scientific, Inc. 4,603,151
583 Waters Corp.* 221,441
1,527 West Pharmaceutical Services, Inc. 420,139
12,377,834
Machinery (3.5%):
1,361 AGCO Corp. 141,980
1,387 Allison Transmission Holdings, Inc. 135,787
8,546 Caterpillar, Inc. 4,895,747
17,831 CNH Industrial NV 164,402
1,049 Crane Co. 193,467
2,892 Cummins, Inc. 1,476,221
5,160 Deere & Co. 2,402,341
2,535 Donaldson Co., Inc. 224,753
2,819 Dover Corp. 550,382
1,261 Esab Corp. 140,879
2,643 Flowserve Corp. 183,371
6,682 Fortive Corp. 368,913
5,198 Gates Industrial Corp. plc* 111,601
3,479 Graco, Inc. 285,174
1,574 IDEX Corp. 280,078
4,082 Illinois Tool Works, Inc. 1,005,397
8,293 Ingersoll Rand, Inc. 656,971
1,782 ITT, Inc. 309,195
1,130 Lincoln Electric Holdings, Inc. 270,793
998 Middleby Corp. (The)* 148,373
2,240 Mueller Industries, Inc. 257,152
1,121 Nordson Corp. 269,522
1,281 Oshkosh Corp. 160,932

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Machinery, continued
8,003 Otis Worldwide Corp. $ 699,062
10,940 PACCAR, Inc. 1,198,039
2,664 Parker-Hannifin Corp. 2,341,549
3,472 Pentair plc 361,574
509 RBC Bearings, Inc.* 228,251
1,086 Snap-on, Inc. 374,236
3,180 Stanley Black & Decker, Inc. 236,210
1,423 Timken Co. (The) 119,717
2,144 Toro Co. (The) 168,776
3,598 Westinghouse Air Brake Technologies Corp. 767,993
5,175 Xylem, Inc. 704,732
21,833,570
Marine Transportation (0.0%
†
):
1,227 Kirby Corp.* 135,191
Media (0.7%):
1,761 Charter Communications, Inc., Class A* 367,609
75,514 Comcast Corp., Class A 2,257,113
1,756 DoubleVerify Holdings, Inc.* 20,088
4,498 Fox Corp., Class A 328,669
2,913 Fox Corp., Class B 189,141
335 Liberty Broadband Corp., Class A* 16,174
1,773 Liberty Broadband Corp., Class C* 86,168
3,432 New York Times Co. (The), Class A 238,249
7,757 News Corp., Class A 202,613
2,249 News Corp., Class B 66,638
577 Nexstar Media Group, Inc. 117,160
6,656 Omnicom Group, Inc. 537,472
4,238 Sirius XM Holdings, Inc.^ 84,739
4,511,833
Metals & Mining (1.2%):
5,314 Alcoa Corp. 282,386
9,297 Anglogold Ashanti plc 792,848
11,804 Cleveland-Cliffs, Inc.* 156,757
30,204 Freeport-McMoRan, Inc. 1,534,061
2,545 MP Materials Corp.*^ 128,573
23,183 Newmont Corp. 2,314,823
4,867 Nucor Corp. 793,856
1,110 Reliance, Inc. 320,646
1,712 Royal Gold, Inc. 380,561
1,720 Southern Copper Corp. 246,768
2,589 Steel Dynamics, Inc. 438,706
7,389,985
Mortgage Real Estate Investment Trusts (REITs) (0.1%):
21,691 AGNC Investment Corp. 232,527
14,396 Annaly Capital Management, Inc. 321,895
11,790 Rithm Capital Corp. 128,511
6,697 Starwood Property Trust, Inc. 120,613
803,546
Multi-Utilities (1.1%):
5,660 Ameren Corp. 565,208
13,574 CenterPoint Energy, Inc. 520,427
6,378 CMS Energy Corp. 446,013
7,687 Consolidated Edison, Inc. 763,473
18,142 Dominion Energy, Inc. 1,062,940
4,351 DTE Energy Co. 561,192
Shares Value
Common Stocks, continued
Multi-Utilities, continued
10,077 NiSource, Inc. $ 420,815
10,462 Public Service Enterprise Group, Inc. 840,099
13,690 Sempra 1,208,690
6,804 WEC Energy Group, Inc. 717,550
7,106,407
Office REITs (0.1%):
3,280 BXP, Inc. 221,334
3,898 Cousins Properties, Inc. 100,491
2,352 Highwoods Properties, Inc. 60,729
2,460 Kilroy Realty Corp. 91,930
3,776 Vornado Realty Trust 125,665
600,149
Oil, Gas & Consumable Fuels (5.2%):
7,468 Antero Midstream Corp. 132,856
5,888 Antero Resources Corp.* 202,900
7,175 APA Corp. 175,500
2,369 Cheniere Energy, Inc. 460,510
39,465 Chevron Corp. 6,014,861
1,108 Chord Energy Corp. 102,712
1,427 Civitas Resources, Inc. 38,657
26,344 ConocoPhillips 2,466,062
16,048 Coterra Energy, Inc. 422,383
12,873 Devon Energy Corp. 471,538
4,002 Diamondback Energy, Inc. 601,621
2,181 DT Midstream, Inc. 261,022
11,543 EOG Resources, Inc. 1,212,130
13,175 EQT Corp. 706,180
4,716 Expand Energy Corp. 520,458
88,678 Exxon Mobil Corp. 10,671,511
3,124 HF Sinclair Corp. 143,954
41,348 Kinder Morgan, Inc. 1,136,657
6,384 Marathon Petroleum Corp. 1,038,230
2,700 Matador Resources Co. 114,588
14,895 Occidental Petroleum Corp. 612,482
13,188 ONEOK, Inc. 969,318
5,619 Ovintiv, Inc. 220,209
14,690 Permian Resources Corp. 206,101
7,876 Phillips 66 1,016,319
4,791 Range Resources Corp. 168,931
6,403 Valero Energy Corp. 1,042,344
3,756 Viper Energy, Inc., Class A 145,094
24,439 Williams Cos., Inc. (The) 1,469,028
32,744,156
Paper & Forest Products (0.0%
†
):
1,407 Louisiana-Pacific Corp. 113,629
Passenger Airlines (0.4%):
1,943 Alaska Air Group, Inc.* 97,733
12,466 American Airlines Group, Inc.* 191,104
13,641 Delta Air Lines, Inc. 946,685
8,632 Southwest Airlines Co. 356,760
6,896 United Airlines Holdings, Inc.* 771,111
2,363,393
Personal Care Products (0.2%):
2,777 BellRing Brands, Inc.* 74,229
6,908 Coty, Inc., Class A* 21,277

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Personal Care Products, continued
1,223 elf Beauty, Inc.* $ 92,997
5,012 Estee Lauder Cos., Inc. (The) 524,857
40,333 Kenvue, Inc. 695,744
1,409,104
Pharmaceuticals (3.5%):
34,654 Bristol-Myers Squibb Co. 1,869,237
10,502 Elanco Animal Health, Inc.* 237,660
221 Jazz Pharmaceuticals plc* 37,570
1,005 Jazz Pharmaceuticals plc, ADR* 170,850
50,692 Johnson & Johnson 10,490,710
53,036 Merck & Co., Inc. 5,582,569
5,755 Organon & Co. 41,263
2,835 Perrigo Co. plc 39,463
119,274 Pfizer, Inc. 2,969,923
8,174 Royalty Pharma plc, Class A 315,843
24,608 Viatris, Inc. 306,370
1,895 Zoetis, Inc. 238,429
22,299,887
Professional Services (0.7%):
3,514 Amentum Holdings, Inc.* 101,906
634 Automatic Data Processing, Inc. 163,084
203 Broadridge Financial Solutions, Inc. 45,304
453 CACI International, Inc., Class A* 241,363
6,596 Clarivate plc* 22,031
902 Concentrix Corp. 37,505
2,839 Dayforce, Inc.* 196,345
2,114 Equifax, Inc. 458,696
629 FTI Consulting, Inc.* 107,452
3,575 Genpact, Ltd. 167,238
2,582 Jacobs Solutions, Inc. 342,012
2,652 KBR, Inc. 106,610
2,743 Leidos Holdings, Inc. 494,837
823 ManpowerGroup, Inc. 24,468
990 Parsons Corp.* 61,182
4,612 Paychex, Inc. 517,374
434 Paycom Software, Inc. 69,162
1,894 Robert Half, Inc. 51,441
1,049 Science Applications International Corp. 105,592
4,504 SS&C Technologies Holdings, Inc. 393,740
4,222 TransUnion 362,036
1,162 Verisk Analytics, Inc. 259,928
4,329,306
Real Estate Management & Development (0.3%):
5,548 CBRE Group, Inc., Class A* 892,063
7,697 CoStar Group, Inc.* 517,546
564 Howard Hughes Holdings, Inc.* 44,990
753 Jones Lang LaSalle, Inc.* 253,362
1,090 Zillow Group, Inc., Class A* 74,371
3,540 Zillow Group, Inc., Class C* 241,499
2,023,831
Residential REITs (0.5%):
7,047 American Homes 4 Rent, Class A 226,208
2,970 AvalonBay Communities, Inc. 538,491
2,210 Camden Property Trust 243,277
3,931 Equity LifeStyle Properties, Inc. 238,258
7,855 Equity Residential 495,179
Shares Value
Common Stocks, continued
Residential REITs, continued
1,350 Essex Property Trust, Inc. $ 353,268
13,044 Invitation Homes, Inc. 362,493
2,458 Mid-America Apartment Communities, Inc. 341,441
2,131 Sun Communities, Inc. 264,052
6,460 UDR, Inc. 236,953
3,299,620
Retail REITs (0.5%):
2,221 Agree Realty Corp. 159,979
6,696 Brixmor Property Group, Inc. 175,569
1,899 Federal Realty Investment Trust 191,419
13,941 Kimco Realty Corp. 282,584
4,103 NNN REIT, Inc. 162,602
18,982 Realty Income Corp. 1,070,015
3,774 Regency Centers Corp. 260,519
5,305 Simon Property Group, Inc. 982,009
3,284,696
Semiconductors & Semiconductor Equipment (4.7%):
14,120 Advanced Micro Devices, Inc.* 3,023,939
2,090 Allegro MicroSystems, Inc.* 55,134
2,276 Amkor Technology, Inc. 89,857
10,481 Analog Devices, Inc. 2,842,447
12,065 Applied Materials, Inc. 3,100,584
1,124 Cirrus Logic, Inc.* 133,194
2,587 Entegris, Inc. 217,955
2,176 First Solar, Inc.* 568,437
2,283 GLOBALFOUNDRIES, Inc.* 79,722
92,318 Intel Corp.* 3,406,534
427 Lattice Semiconductor Corp.* 31,419
1,062 MACOM Technology Solutions Holdings, Inc.* 181,899
16,978 Marvell Technology, Inc. 1,442,791
11,156 Microchip Technology, Inc. 710,860
23,523 Micron Technology, Inc. 6,713,699
1,413 MKS, Inc. 225,797
8,605 ON Semiconductor Corp.* 465,961
780 Onto Innovation, Inc.* 123,131
4,062 Qnity Electronics, Inc. 331,662
1,754 Qorvo, Inc.* 148,231
17,605 QUALCOMM, Inc. 3,011,335
3,164 Skyworks Solutions, Inc. 200,629
3,259 Teradyne, Inc. 630,812
11,344 Texas Instruments, Inc. 1,968,071
981 Universal Display Corp. 114,561
29,818,661
Software (1.6%):
21,995 Aurora Innovation, Inc.* 84,461
1,906 BILL Holdings, Inc.* 103,953
10,677 CCC Intelligent Solutions Holdings, Inc.* 84,882
868 Circle Internet Group, Inc.* 68,832
1,096 Docusign, Inc.* 74,966
1,426 Dolby Laboratories, Inc., Class A 91,578
2,874 Dropbox, Inc., Class A* 79,897
92 Fair Isaac Corp.* 155,537
10,212 Gen Digital, Inc. 277,664
2,046 nCino, Inc.* 52,459
4,004 Nutanix, Inc., Class A* 206,967
1,298 Pegasystems, Inc. 77,517
2,266 PTC, Inc.* 394,760

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Software, continued
2,282 Roper Technologies, Inc. $ 1,015,787
874 Rubrik, Inc., Class A* 66,844
1,342 SailPoint, Inc.*^ 27,149
17,440 Salesforce, Inc. 4,620,030
1,811 SentinelOne, Inc., Class A* 27,165
5,297 Strategy, Inc.* 804,879
1,047 Synopsys, Inc.* 491,797
1,642 Teradata Corp.* 49,982
5,087 Trimble, Inc.* 398,566
145 Tyler Technologies, Inc.* 65,823
8,104 UiPath, Inc., Class A* 132,825
6,194 Unity Software, Inc.* 273,589
5,638 Zoom Communications, Inc.* 486,503
10,214,412
Specialized REITs (1.2%):
9,096 Crown Castle, Inc. 808,361
4,956 CubeSmart 178,664
7,086 Digital Realty Trust, Inc. 1,096,275
1,526 EPR Properties 76,147
2,049 Equinix, Inc. 1,569,862
4,430 Extra Space Storage, Inc. 576,875
5,893 Gaming and Leisure Properties, Inc. 263,358
6,162 Iron Mountain, Inc. 511,138
2,534 Millrose Properties, Inc. 75,691
1,498 National Storage Affiliates Trust 42,259
2,865 Public Storage 743,467
3,400 Rayonier, Inc. 73,610
2,314 SBA Communications Corp. 447,597
22,407 VICI Properties, Inc. 630,085
15,422 Weyerhaeuser Co. 365,347
7,458,736
Specialty Retail (1.8%):
613 AutoNation, Inc.* 126,572
299 AutoZone, Inc.* 1,014,059
4,481 Bath & Body Works, Inc. 89,978
4,085 Best Buy Co., Inc. 273,409
3,265 CarMax, Inc.* 126,160
1,281 Dick's Sporting Goods, Inc. 253,600
1,085 Five Below, Inc.* 204,371
1,673 Floor & Decor Holdings, Inc., Class A* 101,869
8,677 GameStop Corp., Class A* 174,234
4,520 Gap, Inc. (The) 115,712
4,919 Home Depot, Inc. (The) 1,692,628
446 Lithia Motors, Inc. 148,219
11,763 Lowe's Cos., Inc. 2,836,765
1,462 O'Reilly Automotive, Inc.* 133,349
438 Penske Automotive Group, Inc. 69,331
302 RH* 54,103
5,402 Ross Stores, Inc. 973,116
11,780 TJX Cos., Inc. (The) 1,809,526
722 Ulta Beauty, Inc.* 436,817
1,717 Wayfair, Inc., Class A* 172,404
2,151 Williams-Sonoma, Inc. 384,147
11,190,369
Technology Hardware, Storage & Peripherals (0.7%):
5,792 Dell Technologies, Inc., Class C 729,097
27,659 Hewlett Packard Enterprise Co. 664,369
Shares Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
19,641 HP, Inc. $ 437,602
2,489 NetApp, Inc. 266,547
1,032 Pure Storage, Inc., Class A* 69,154
2,809 Sandisk Corp.* 666,800
5,851 Super Micro Computer, Inc.* 171,259
7,167 Western Digital Corp. 1,234,659
4,239,487
Textiles, Apparel & Luxury Goods (0.4%):
3,331 Amer Sports, Inc.* 124,413
689 Birkenstock Holding plc* 28,180
486 Columbia Sportswear Co. 26,774
1,180 Crocs, Inc.* 100,914
813 Lululemon Athletica, Inc.* 168,949
24,442 NIKE, Inc., Class B 1,557,200
1,108 PVH Corp. 74,258
749 Ralph Lauren Corp. 264,854
382 Tapestry, Inc. 48,808
4,348 Under Armour, Inc., Class A*^ 21,609
4,201 Under Armour, Inc., Class C* 20,165
7,412 VF Corp. 134,009
2,570,133
Tobacco (1.2%):
35,527 Altria Group, Inc. 2,048,487
32,793 Philip Morris International, Inc. 5,259,997
7,308,484
Trading Companies & Distributors (0.6%):
2,164 Air Lease Corp. 138,994
779 Applied Industrial Technologies, Inc. 200,024
1,582 Core & Main, Inc., Class A* 82,217
4,492 Fastenal Co. 180,264
3,831 Ferguson Enterprises, Inc. 852,895
981 MSC Industrial Direct Co., Inc. 82,502
13,293 QXO, Inc.* 256,422
606 SiteOne Landscape Supply, Inc.* 75,483
1,331 United Rentals, Inc. 1,077,205
140 W.W. Grainger, Inc. 141,267
723 Watsco, Inc.^ 243,615
991 WESCO International, Inc. 242,438
3,573,326
Water Utilities (0.1%):
4,072 American Water Works Co., Inc. 531,396
6,063 Essential Utilities, Inc. 232,577
763,973
Wireless Telecommunication Services (0.4%):
2,294 Millicom International Cellular SA* 127,179
10,150 T-Mobile US, Inc. 2,060,856
2,188,035
Total Common Stocks (Cost $383,187,310) 629,307,176

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2025.
Shares Value
Affiliated Investment Company (0.2%):
Money Market Funds (0.2%):
1,070,060 BlackRock Liquidity FedFund, Institutional Class,
4.14%
+
(a)(b) $ 1,070,060
Total Affiliated Investment Company (Cost $1,070,060) 1,070,060
Unaffiliated Investment Company (0.3%):
Money Market Funds (0.3%):
2,042,569 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 3.64%(b) 2,042,569
Shares Value
Unaffiliated Investment Company, continued
Money Market Funds, continued
Total Unaffiliated Investment Company (Cost $2,042,569) $ 2,042,569
Total Investment Securities
(Cost $386 , 299 , 939 ) — 100.2% (c) 632,419,805
Net other assets (liabilities) — (0.2)% (954,127)
Net Assets — 100.0% $ 631,465,678
ADR—American Depository Receipt
REIT—Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of December 31, 2025. The total value of securities on loan as of December 31, 2025 was $1,035,454.
+ Affiliated Securities
† Represents less than 0.05%.
(a) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2025.
(b) The rate represents the effective yield at December 31, 2025.
(c) See Federal Tax Information listed in the Notes to the Financial Statements.
Amounts shown as “—“ are either $0 or round to less than $1.
Futures Contracts
At December 31, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
E-Mini Russell 1000 Value Index March Futures (U.S. Dollar) 3/20/26 25 $ 2,601,875 $ 3,315
$ 3,315

AZL Russell 1000 Value Index Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2025
Statement of Operations
For the Year Ended December 31, 2025
Assets:
Investments in non-affiliates, at cost $ 384,391,109
Investments in affiliates, at cost 1,908,830
aaa
aaa
Investments in non-affiliates, at value(a) $ 627,900,039
Investments in affiliates, at value 4,519,766
Deposit at broker for futures contracts collateral 187,745
Interest and dividends receivable 607,465
Prepaid expenses 2,863
Reclaims receivable 5,518
Total Assets 633,223,396
Liabilities:
Payable for capital shares redeemed 213,667
Payable for collateral received on loaned securities 1,070,060
Payable for variation margin on futures contracts 19,749
Management fees payable 189,082
Administration fees payable 51,960
Distribution fees payable 97,114
Custodian fees payable 5,062
Administrative and compliance services fees payable 1,564
Transfer agent fees payable 2,902
Trustee fees payable 4,852
Other accrued liabilities 101,706
Total Liabilities 1,757,718
Commitments and contingent liabilities^
Net Assets
$ 631,465,678
Net Assets Consist of:
Paid-in capital $ 328,053,216
Total distributable earnings 303,412,462
Net Assets
$ 631,465,678
Class 1
Net Assets $ 177,513,237
Shares of beneficial interest (unlimited number of shares authorized, no par value)
*
9,629,824
Net Asset Value (offering and redemption price per share)
*
$ 18.43
Class 2
Net Assets $ 453,952,441
Shares of beneficial interest (unlimited number of shares authorized, no par value) 31,561,729
Net Asset Value (offering and redemption price per share) $ 14.38
(a) Includes securities on loan of $1,035,454.
^ See Note 3 in Notes to the Financial Statements.
* Shares of beneficial interest and the Net Asset Value reflect a 2 to 1 reverse share split which occurred on September 19, 2025. See Note 11 in Notes to the Financial
Statements.
Investment Income:
Dividends from non-affiliates $ 12,492,916
Dividends from affiliates 72,294
Interest 8,825
Income from securities lending 30,638
Foreign withholding tax (8,942)
Total Investment Income 12,595,731
Expenses:
Management fees 2,758,524
Administration fees 257,887
Distribution fees - Class 2 1,129,725
Custodian fees 29,942
Administrative and compliance services fees 15,168
Transfer agent fees 16,547
Trustee fees 33,406
Professional fees 38,275
Licensing fees 127,318
Shareholder reports 16,802
Other expenses 14,732
Total expenses before reductions 4,438,326
Less Management fees contractually waived (564,244)
Net expenses 3,874,082
Net Investment Income/(Loss)
8,721,649
Net realized and Change in net unrealized gains/(losses) on
investments:
Net realized gains/(losses) on securities and foreign currencies 56,633,939
Net realized gains/(losses) on affiliated transactions 412,924
Net realized gains/(losses) on futures contracts 487,859
Change in net unrealized appreciation/(depreciation) on securities and foreign currencies 21,761,570
Change in net unrealized appreciation/(depreciation) on affiliated securities (279,184)
Change in net unrealized appreciation/(depreciation) on futures contracts 77,387
Net realized and Change in net unrealized gains/(losses) on
investments
79,094,495
Change in Net Assets Resulting From Operations
$ 87,816,144

AZL Russell 1000 Value Index Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2025
(a)
For the
Year Ended
December 31, 2024
(a)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 8,721,649 $ 10,232,810
Net realized gains/(losses) on investments 57,534,722 44,523,120
Change in unrealized appreciation/(depreciation) on investments 21,559,773 31,304,762
Change in net assets resulting from operations 87,816,144 86,060,692
Distributions to Shareholders:
Class 1 (12,780,296) (15,345,379)
Class 2 (40,041,685) (25,398,632)
Change in net assets resulting from distributions to shareholders (52,821,981) (40,744,011)
Capital Transactions:
Class 1
Proceeds from shares issued 721,570 800,501
Proceeds from dividends reinvested 12,780,296 15,345,379
Value of shares redeemed (24,354,917) (26,119,009)
Total Class 1 Shares (10,853,051) (9,973,129)
Class 2
Proceeds from shares issued 5,709,839 1,744,013
Proceeds from dividends reinvested 40,041,685 25,398,632
Value of shares redeemed (80,275,875) (80,697,666)
Total Class 2 Shares (34,524,351) (53,555,021)
Change in net assets resulting from capital transactions (45,377,402) (63,528,150)
Change in net assets (10,383,239) (18,211,469)
Net Assets:
Beginning of period 641,848,917 660,060,386
End of period $ 631,465,678 $ 641,848,917
Share Transactions:
Class 1
Shares issued 40,824 46,636
Dividends reinvested 714,382 876,879
Shares redeemed (1,358,933) (1,491,546)
Total Class 1 Shares (603,727) (568,031)
Class 2
Shares issued 412,419 126,645
Dividends reinvested 2,868,316 1,823,305
Shares redeemed (5,728,667) (5,911,337)
Total Class 2 Shares (2,447,932) (3,961,387)
Change in shares (3,051,659) (4,529,418)
(a) Class 1 share transactions reflect a 2 to 1 reverse share split which occurred on September 19, 2025. See Note 11 in Notes to the Financial Statements.

AZL Russell 1000 Value Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Year Ended
December 31,
2025
(a)
Year Ended
December 31,
2024
(a)
Year Ended
December 31,
2023
(a)
Year Ended
December 31,
2022
(a)
Year Ended
December 31,
2021
(a)
Class 1
Net Asset Value, Beginning of Period
$ 17.20  $ 16.46  $ 16.80  $ 21.96  $ 18.04
Investment Activities:
Net Investment Income/(Loss)(b) 0.28  0.30  0.32  0.34  0.32
Net Realized and Unrealized Gains/(Losses) on Investments 2.33  2.02  1.42  (2.28) 4.08
Total from Investment Activities 2.61  2.32  1.74  (1.94) 4.40
Distributions to Shareholders From:
Net Investment Income (0.29) (0.52) (0.66) (0.44) (0.40)
Net Realized Gains (1.09) (1.06) (1.42) (2.78) (0.08)
Total Dividends (1.38) (1.58) (2.08) (3.22) (0.48)
Net Asset Value, End of Period
$ 18.43  $ 17.20  $ 16.46  $ 16.80  $ 21.96
Total Return
(c) 15.41% 13.95% 11.69% (7.88)% 24.55%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 177,513  $ 176,096  $ 177,871  $ 180,772  $ 221,723
Net Investment Income/(Loss) 1.57% 1.72% 1.93% 1.75% 1.52%
Expenses Before Reductions(d) 0.53% 0.51% 0.51% 0.50% 0.52%
Expenses Net of Reductions 0.44% 0.42% 0.42% 0.41% 0.43%
Portfolio Turnover Rate(e) 13% 13% 13% 12% 38%(f)
Class 2
Net Asset Value, Beginning of Period
$ 13.69  $ 12.70  $ 12.36  $ 15.28  $ 12.48
Investment Activities:
Net Investment Income/(Loss)(b) 0.19  0.20  0.21  0.21  0.18
Net Realized and Unrealized Gains/(Losses) on Investments 1.84  1.54  1.11  (1.56) 2.83
Total from Investment Activities 2.03  1.74  1.32  (1.35) 3.01
Distributions to Shareholders From:
Net Investment Income (0.25) (0.22) (0.27) (0.18) (0.17)
Net Realized Gains (1.09) (0.53) (0.71) (1.39) (0.04)
Total Dividends (1.34) (0.75) (0.98) (1.57) (0.21)
Net Asset Value, End of Period
$ 14.38  $ 13.69  $ 12.70  $ 12.36  $ 15.28
Total Return
(c) 15.11% 13.62% 11.56% (8.18)% 24.25%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 453,952  $ 465,753  $ 482,189  $ 746,787  $ 997,324
Net Investment Income/(Loss) 1.32% 1.47% 1.68% 1.50% 1.27%
Expenses Before Reductions(d) 0.78% 0.76% 0.76% 0.75% 0.77%
Expenses Net of Reductions 0.69% 0.67% 0.67% 0.66% 0.68%
Portfolio Turnover Rate(e) 13% 13% 13% 12% 38%(f)
(a) Class 1 had a 2 to 1 reverse share split effective September 19, 2025. Prior year net asset values and per share amounts have been retrospectively adjusted to reflect the impact of the reverse share split. See Note 11 in Notes to the Financial Statements.
(b) Calculated using the average shares method.
(c) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(f) Excludes impact of in-kind transactions.

AZL Russell 1000 Value Index Fund
Notes to the Financial Statements
December 31, 2025

1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Russell 1000
Value Index Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

AZL Russell 1000 Value Index Fund
Notes to the Financial Statements
December 31, 2025

Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance
Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment
Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Class Allocation
The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at December 31, 2025 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent
9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $3,029 during the year ended December 31, 2025. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $1,070,060 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of December 31, 2025. At December 31, 2025, there were no master netting provisions in the securities lending agreement.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2025, the Fund did not engage in any Rule 17a-7 transactions.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type.
Futures Contracts
During the year ended December 31, 2025, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the year ended December
31, 2025, the monthly average notional amount for long contracts was $2.9 million. There was no short contract activity during the year. Realized gains and losses are reported as
“Net realized gains/(losses) on futures contracts” on the Statement of Operations.

AZL Russell 1000 Value Index Fund
Notes to the Financial Statements
December 31, 2025

Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2025:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2025:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock
Investment” or the “Subadviser”), BlackRock Investment provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and assume certain expenses of the Fund to limit the annual expenses, excluding (i) brokerage expenses
(including any costs incidental to transactions in portfolio securities or instruments), (ii) acquired fund fees and expenses, (iii) taxes, (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (v) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vi) other extraordinary or non-routine expenses (including expenses arising from mergers, acquisitions or similar transactions involving the
Fund), based on the average net assets of the Fund, through April 30, 2027.
For the year ended December 31, 2025, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The Manager waived, prior to any application of expense limit, the management fee to 0.35% on all assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2027. The annual rate due to the Subadviser from the Manager is 0.015%.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December
31, 2025, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable.
At December 31, 2025, the following investments are noted as Affiliated Securities in the Fund's Schedule of Portfolio Investments.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
78,452 –
Futures Contracts Receivable for variation margin on futures contracts* $3,315 Payable for variation margin on futures contracts* $—
* For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as “Variation margin on futures contracts.”
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/(Depreciation)
on Derivatives Recognized
Equity Risk
(125,276) (152,524)
Futures Contracts Net realized gains/(losses) on futures contracts/Change in net unrealized appreciation/
(depreciation) on futures contracts
$ 487,8 59 $ 77,387
Annual Rate* Annual Expense Limit
AZL Russell 1000 Value Index Fund, Class 1 0.44% 0.59%
AZL Russell 1000 Value Index Fund, Class 2 0.44% 0.84%
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains / (Losses)
Change in Net
Unrealized
Appreciation /
( Depreciation )
Value
12/31/25
Shares
as of
12/31/25
Dividend
Income
Capital Gains
Distributions
BlackRock, Inc. $ 3,939,498 $ — $ (623,532) $ 412,924 $ (279,184) $ 3,449,706 3,223 $ 72,294 $ —
BlackRock Liquidity FedFund ,
Institutional Class 1,268,410 — (198,350)
(a)
— — 1,070,060 1,070,060 30 , 638
(b )
—
$ 5,207,908 $ — $ (821,882) $ 412,924 $ (279,184)
$ 4,519,766
$ 102 , 932 $ —
(a) Represents net amount purchased (sold).
(b) All or portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of securities lending fees and collateral investment expenses, and other payments to and from borrowers of securities
.

AZL Russell 1000 Value Index Fund
Notes to the Financial Statements
December 31, 2025

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and support services to the CCO of the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and, through September 30, 2025, a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

AZL Russell 1000 Value Index Fund
Notes to the Financial Statements
December 31, 2025

In the event that unobservable inputs are used when determining valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement. When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any other information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2025 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2025, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Concentration Risk : The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.
Derivatives Risk : The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk.
Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Index Fund Risk : The Fund does not attempt to manage market volatility or reduce the effects of poor performance. In addition, factors such as fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund's performance.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security or other asset may fluctuate significantly due to factors such as changes in general market conditions, including economic, political, and financial conditions, widespread disease or other public health issues, war, military conflict, acts of terrorism, adverse investor sentiment, or instability or other disruptive events in the local, regional or global markets. Certain changes in the U.S. economy, such as a decrease in imports or exports, changes in trade regulations, inflation and/or economic recession, may have an adverse effect on the value of the Fund's securities.
Value Stocks Risk : Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. If the market does not recognize that a selected security is undervalued, the prices of that security might not appreciate as anticipated. Value stocks also may underperform the market for long periods of time.
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 629,307,176 $ —
#
$ — $ 629,307,176
Affiliated Investment Company 1,070,060 — — 1,070,060
Unaffiliated Investment Company 2,042,569 — — 2,042,569
Total Investment Securities 632,419,805 — — 632,419,805
Other Financial Instruments:
*
Futures Contracts 3,315 — — 3,315
Total Investments $632,423,120 $— $— $632,423,120
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
#
Represents the interest in securities that were determined to have value of zero at December 31, 2025.
*
Other Financial Instruments include any derivative instruments, such as futures contracts.  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.
Purchases Sales
AZL Russell 1000 Value Index Fund $80,764,261 $168,086,711

AZL Russell 1000 Value Index Fund
Notes to the Financial Statements
December 31, 2025

7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2025 is $394,899,980. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2025 was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2024 was as follows:
At December 31, 2025, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of December 31, 2025, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 95% of the Fund.
Investment activities of this shareholder could have a material impact to the Fund.
9. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"), subject to the oversight and, when applicable, approval of the Board, the officers of the Trust, as listed in the Trust’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
10. Recent Accounting Pronouncements
During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The
amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction if the quantitative threshold is met. The Fund did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
Unrealized appreciation $260,921,689
Unrealized depreciation (23,401,864)
Net unrealized appreciation/(depreciation) $237,519,825
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Russell 1000 Value Index Fund $10,917,947 $41,904,034 $52,821,981
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Russell 1000 Value Index Fund $25,110,474 $15,633,537 $40,744,011
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
(Depreciation)(a)
Total
Accumulated
Earnings/(Deficit)
AZL Russell 1000 Value Index Fund $10,642,018 $55,250,619 $— $237,519,825 $303,412,462
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts, investments in real estate investment trusts and other miscellaneous differences.

AZL Russell 1000 Value Index Fund
Notes to the Financial Statements
December 31, 2025

11. Reverse Share Split
On September 19, 2025, the Fund's Class 1 shares implemented a 2 to 1 reverse share split, the net effect of which was to decrease the number of the Fund's Class 1 outstanding shares and increase the Class 1 net asset value per share by a proportionate amount. While the number of the Fund's Class 1 outstanding shares decreased, neither the Fund's holdings nor the total value of Class 1 shareholders' investments in the Fund were affected. Immediately after the reverse share split, each Class 1 shareholder continued to own the same percentage of the Fund's net assets prior to the reverse share split. Capital share activity referenced in the Statement of Changes in Net Assets and per share data in the
Financial Highlights for Class 1 shares have been retrospectively adjusted to reflect the reverse share split.
12. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Trust and Shareholders of
AZL Russell 1000 Value Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL Russell 1000 Value Index Fund (one of the funds constituting Allianz Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended
December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 20, 2026
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2025, 100% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.
During the year ended December 31, 2025, the Fund declared net short-term capital gain distributions of $701,540.
During the year ended December 31, 2025, the Fund declared net long-term capital gain distributions of $41,904,034.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Fund during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts
Subject to the general supervision of the Board of Trustees (the “Board” or “Trustees”) and in accordance with the investment objectives and restrictions of each separate series
(together, the “Funds”) of the Allianz Variable Insurance Products Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management
LLC (the “Manager”). As used in this section, “Fund” refers to any of the Funds other than the AZL Moderate Index Strategy Fund. The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon the Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2027 (the “Expense Limitation Agreement”).
Each Fund is a manager-of-managers fund. That means that the Manager is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the investment decisions made for each Fund. The Manager also is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a
Subadviser.
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
The Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to select as a Subadviser. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the
Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods; (b)
Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place a Fund on the watch list for other reasons, and if so, will explain its rationale to the Board. Funds which are on the watch list are subject to additional scrutiny by the Manager and the Board. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board has subsequently considered and approved retention of the new Subadviser.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager and the portfolio management agreements with the Subadvisers (the “Subadvisory Agreements”; and together with the Management Agreement, the “Advisory Contracts”). The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considered many factors, among the most material of which are: the Funds’ investment objectives and long-term performance; the Manager’s and Subadvisers’
(collectively, the “Advisory Organizations”) management philosophy, personnel, processes and investment performance, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Funds by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance
Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) any payments made by the Funds pursuant to Rule 12b-1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Advisory Contracts.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Advisory Contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of Advisory Contracts is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Funds’ investment performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or “peer group” funds), and comments on the reasons for performance; the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Funds’ portfolio securities; the nature, extent and quality of the advisory and other services provided to the Funds by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them;
and relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the Advisory Contracts, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall-out” benefits an Advisory Organization may derive from its relationship with the Funds.
In assessing the Advisory Organizations’ performance of their obligations, the Board may also consider whether there has occurred a circumstance or event that would constitute a reason for it to not renew an Advisory Contract. In this regard, the Board is mindful of the potential disruption of a Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.
The Advisory Contracts were most recently considered at Board meetings held in the summer and fall of 2025. Information relevant to the approval of such Advisory Contracts was considered at Board meetings held June 9 and 10, 2025, and September 23, 2025, as well as at various other meetings preceding those meetings. Accordingly, the Advisory
Contracts were approved by the Board at an in-person meeting on September 23, 2025. At such meeting the Board also approved the Expense Limitation Agreement between the
Manager and the Trust for the period ending April 30, 2027.
In connection with such meetings, the Board requested and evaluated extensive materials from the Advisory Organizations, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Contracts with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager or Subadvisers were present. In reaching their determinations relating to the approval of the Advisory Contracts, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Advisory
Contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Form N-CSR filings must include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager and Subadvisers.
The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. Under the Management Agreement, the Manager holds the sole and exclusive responsibility to provide, or arrange for others to provide, the management of the Funds’ assets and the placement of orders for the purchase and sale of the securities of the Funds. As each Fund is a manager of managers fund, the Manager is authorized, under the Management Agreement, to retain one or more Subadvisers for each Fund to handle day-to-day management of the Funds’ investment portfolios; the Manager is responsible for determining, in the first instance, which investment advisers to recommend to the Board for selection as a Subadviser. The Board was aware that, notwithstanding the retention of the Subadvisers to handle day-to-day portfolio management, the Manager remains responsible for substantial other matters, including continuously monitoring compliance by each Subadviser with the investment policies and restrictions of the respective Funds, with such other limitations or directions of the Board, and with all legal requirements under federal or state law or regulation. The Manager also is responsible primarily to provide statistical information and other data to the Board regarding the Funds’ portfolio investments and to make available to the Funds’ administrator such information as is necessary for the conduct of its duties.
The Board also noted that the Manager provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and the Subadvisers and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted that, for example, the Manager and Subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs are continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Advisory Contracts.
(2) The investment performance of the Funds, the Manager and the Subadvisers.
In connection with every quarterly Board meeting, as well as the summer and fall 2025 contract review process, the Board receives extensive information on the performance results of each of the Funds. This includes performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. The performance information considered includes information on absolute total return, performance versus the appropriate benchmark(s), and performance versus peer groups as reported by Lipper. For example, in connection with the Board meetings held June 9 and 10, 2025, and September
23, 2025, the Manager reported that for the one-year period ended December 31, 2024, five Funds were in the top 40%, two were in the middle 20%, and seven were in the bottom
40% of their respective Lipper peer groups. For the three-year period ended December 31, 2024, six Funds were in the top 40%, three were in the middle 20% and five were in the bottom 40% of their respective Lipper peer groups. For the five-year period ended December 31, 2024, six Funds were in the top 40%, two were in the middle 20%, and six were in the bottom 40% of their respective Lipper peer groups. For Funds which are index funds, the Board each quarter also receives information on the extent, if any, to which such Funds deviate from their particular benchmark index (referred to as “index attribution”).
Three Funds, the AZL Russell Value 1000 Index Fund, the AZL Enhanced Bond Index Fund and the AZL Government Money Market Fund, were in the bottom 40% for all of the one-, three- and five-year periods. The Board had previously met with the portfolio managers of the AZL Government Money Market Fund in June 2023 to receive and review enhanced reporting on each Fund’s current investment strategy, process and outlook. As a result of these discussions and other discussions with representatives of the Manager, the
Board considered the reasons for the underperformance of these Funds, including the headwinds faced by their long-term investment strategies. The Board understood that such underperformance was not a reflection of the nature, extent or quality of services being provided by the respective Subadvisers. The Board also considered the impact of recoupment of previously waived fees on the performance of the AZL Government Money Market Fund during the periods measured.
At the Board meeting held September 23, 2025, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2025.

Thus, at the Board meeting held September 23, 2025, the Board determined that the overall investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Funds.
The Manager supplied information
to the Board pertaining to the level of investment advisory fees to which the Funds are subject. The Manager has agreed to temporarily limit Fund expenses at certain levels, and information is provided to the Board setting forth “contractual” advisory fees and “actual” fees after taking expense limits and any temporary fee waivers into account. The Board noted that the subadvisory fees are paid by the Manager to each Subadviser and are not additional fees borne by the Funds. Based upon the information provided, the “actual”
advisory fees payable by the Funds overall are generally comparable to the average level of fees paid by the Funds’ peer groups. For the 14 Funds reviewed by the Board in the summer and fall of 2025, 12 Funds paid “actual” advisory fees in a percentage amount within the 65th percentile or lower for each Fund’s applicable category. (A lower percentile reflects lower fund fees and is better for fund shareholders.) The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.
Based upon the information provided, the management fee ranking in 2024 for the 14 Funds was as follows: (1) 12 of the Funds had management fee rankings at or below the 65th percentile (with 10 Funds at or below the 50th percentile); (2) for the AZL MSCI Global Equity Index Fund, it was determined that there was poor peer group comparability due to there being only one other fund in the category; and (3) for the AZL T. Rowe Price Capital Appreciation Fund, a temporary management fee reduction was recommended. The Board noted that it had previously considered and approved a temporary reduction in the AZL MSCI Global Equity Index Fund’s management fee, which is in effect through at least April 30,
2027. In addition, the Board also considered that the AZL Enhanced Bond Index Fund’s management fee ranked at the 63rd percentile in the bond index category, but that the Fund’s enhanced bond strategy lacks direct peers.
The Manager has also supplied information to the Board pertaining to total Fund expenses (which include advisory fees, the 25 basis point 12b-1 fee paid by the Funds, and other
Fund expenses). As noted above, the Manager has agreed to limit Fund expenses at certain levels.
The Manager has committed to providing the Funds with a high quality of service and working to reduce Fund expenses over time.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2022 through 2024. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
The Manager, on behalf of the Board, endeavored to obtain information on the profitability of each Subadviser in connection with its relationship with the Fund or Funds which it subadvised. The Manager was unable to obtain consistent profitability information from some of the Subadvisers that would allow the Board to determine the profits derived from the
Subadviser’s relationship to the Fund or Funds, rather than its overall level of profitability. In considering profitability information, the Board considered the possible effect of any fall-
out benefits to the Subadvisers and their affiliates. The Board considered the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization.
The Manager assured the Board that the Subadvisory Agreements with the Subadvisers, none of which are affiliated with the Manager, were negotiated on an “arm’s length” basis, which should not result in excessive profits for the Subadvisers.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.
The Board noted that the advisory fee schedules
for the Funds (other than AZL FIAM Multi-Strategy Fund, AZL FIAM Total Bond Fund, and AZL MSCI Global Equity Index Fund) do not contain breakpoints that reduce the fee rate on assets above specified levels, although certain Subadvisory Agreements have such “breakpoints.” The Board recognized that breakpoints may be an appropriate way for the
Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found that there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June
30, 2025, were approximately $13.4 billion, including assets of affiliated investing funds, and that no single Fund had assets in excess of approximately $3.5 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Advisory Contracts or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in certain Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Advisory Contracts, the
Board concluded that the advisory fees were reasonable, and that the continuation of the Advisory Contracts was in the best interest of the Funds.

ANNRPT1225 02/26
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® S&P 500 Index Fund
Annual Financial Statements and Other Information
December 31, 2025

AZL® S&P 500 Index Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information (Unaudited)

Other Information (Form N-CSR Items 8-11) (Unaudited)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks (99.8%):
Aerospace & Defense (2.2%):
3,481 Axon Enterprise, Inc.* $ 1,976,964
34,582 Boeing Co. (The)* 7,508,444
11,193 General Dynamics Corp. 3,768,235
46,976 General Electric Co. 14,470,017
18,067 Howmet Aerospace, Inc. 3,704,096
1,690 Huntington Ingalls Industries, Inc. 574,718
8,436 L3Harris Technologies, Inc. 2,476,557
9,061 Lockheed Martin Corp. 4,382,534
5,943 Northrop Grumman Corp. 3,388,758
59,645 RTX Corp. 10,938,893
7,897 Textron, Inc. 688,382
2,533 TransDigm Group, Inc. 3,368,510
57,246,108
Air Freight & Logistics (0.3%):
5,031 CH Robinson Worldwide, Inc. 808,784
6,109 Expeditors International of Washington, Inc. 910,302
9,701 FedEx Corp. 2,802,231
32,929 United Parcel Service, Inc., Class B 3,266,227
7,787,544
Automobile Components (0.0%
†
):
9,551 Aptiv plc* 726,736
Automobiles (2.4%):
176,265 Ford Motor Co. 2,312,597
41,545 General Motors Co. 3,378,439
125,117 Tesla, Inc.* 56,267,617
61,958,653
Banks (3.6%):
299,197 Bank of America Corp. 16,455,835
79,686 Citigroup, Inc. 9,298,559
19,113 Citizens Financial Group, Inc. 1,116,390
29,233 Fifth Third Bancorp 1,368,397
68,534 Huntington Bancshares, Inc. 1,189,065
121,235 JPMorgan Chase & Co. 39,064,342
42,805 KeyCorp 883,495
6,919 M&T Bank Corp. 1,394,040
17,681 PNC Financial Services Group, Inc. (The) 3,690,555
39,441 Regions Financial Corp. 1,068,851
57,249 Truist Financial Corp. 2,817,223
69,357 US Bancorp 3,700,890
139,798 Wells Fargo & Co. 13,029,174
95,076,816
Beverages (1.0%):
7,657 Brown-Forman Corp., Class B 199,541
172,698 Coca-Cola Co. (The) 12,073,317
6,164 Constellation Brands, Inc., Class A 850,386
59,654 Keurig Dr Pepper, Inc. 1,670,909
6,830 Molson Coors Beverage Co., Class B 318,824
32,096 Monster Beverage Corp.* 2,460,800
60,940 PepsiCo, Inc. 8,746,109
26,319,886
Biotechnology (1.7%):
78,765 AbbVie, Inc. 17,997,015
24,093 Amgen, Inc. 7,885,880
Shares Value
Common Stocks, continued
Biotechnology, continued
6,561 Biogen, Inc.* $ 1,154,670
55,055 Gilead Sciences, Inc. 6,757,451
7,544 Incyte Corp.* 745,121
16,081 Moderna, Inc.* 474,228
4,492 Regeneron Pharmaceuticals, Inc. 3,467,240
11,294 Vertex Pharmaceuticals, Inc.* 5,120,248
43,601,853
Broadline Retail (3.9%):
432,718 Amazon.com, Inc.* 99,879,969
19,871 eBay, Inc. 1,730,764
101,610,733
Building Products (0.4%):
5,383 A O Smith Corp. 360,015
3,723 Allegion plc 592,776
4,673 Builders FirstSource, Inc.* 480,805
35,733 Carrier Global Corp. 1,888,132
27,217 Johnson Controls International plc 3,259,236
1,356 Lennox International, Inc. 658,446
8,841 Masco Corp. 561,050
9,817 Trane Technologies plc 3,820,776
11,621,236
Capital Markets (3.4%):
4,072 Ameriprise Financial, Inc. 1,996,664
9,208 Ares Management Corp., Class A 1,488,289
31,074 Bank of New York Mellon Corp. (The) 3,607,381
6,393 Blackrock, Inc.
+
6,842,684
32,817 Blackstone, Inc. 5,058,412
4,608 Cboe Global Markets, Inc. 1,156,608
74,387 Charles Schwab Corp. (The) 7,432,005
15,971 CME Group, Inc. 4,361,361
9,984 Coinbase Global, Inc., Class A* 2,257,782
1,733 FactSet Research Systems, Inc. 502,899
12,785 Franklin Resources, Inc. 305,434
13,357 Goldman Sachs Group, Inc. (The) 11,740,803
20,218 Interactive Brokers Group, Inc. 1,300,220
25,407 Intercontinental Exchange, Inc. 4,114,918
20,428 Invesco, Ltd. 536,644
30,510 KKR & Co., Inc. 3,889,415
6,876 Moody's Corp. 3,512,605
54,093 Morgan Stanley 9,603,130
3,288 MSCI, Inc. 1,886,424
19,848 Nasdaq, Inc. 1,927,836
8,192 Northern Trust Corp. 1,118,945
7,897 Raymond James Financial, Inc. 1,268,179
34,440 Robinhood Markets, Inc., Class A* 3,895,164
13,900 S&P Global, Inc. 7,264,001
12,325 State Street Corp. 1,590,048
10,145 T. Rowe Price Group, Inc. 1,038,645
89,696,496
Chemicals (1.0%):
10,016 Air Products and Chemicals, Inc. 2,474,152
5,374 Albemarle Corp. 760,099
6,688 CF Industries Holdings, Inc. 517,250
30,365 Corteva, Inc. 2,035,366
31,486 Dow, Inc. 736,143

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Chemicals, continued
18,902 DuPont de Nemours, Inc. $ 759,860
11,184 Ecolab, Inc. 2,936,024
11,944 International Flavors & Fragrances, Inc. 804,906
20,851 Linde plc 8,890,658
10,963 LyondellBasell Industries NV, Class A 474,698
14,716 Mosaic Co. (The) 354,508
9,918 PPG Industries, Inc. 1,016,198
10,286 Sherwin-Williams Co. (The) 3,332,973
25,092,835
Commercial Services & Supplies (0.5%):
15,172 Cintas Corp. 2,853,398
40,323 Copart, Inc.* 1,578,645
8,895 Republic Services, Inc. 1,885,117
13,578 Rollins, Inc. 814,952
11,225 Veralto Corp. 1,120,031
16,507 Waste Management, Inc. 3,626,753
11,878,896
Communications Equipment (0.9%):
46,254 Arista Networks, Inc.* 6,060,662
175,499 Cisco Systems, Inc. 13,518,688
2,431 F5, Inc.* 620,537
7,414 Motorola Solutions, Inc. 2,841,934
23,041,821
Construction & Engineering (0.2%):
1,567 Comfort Systems USA, Inc. 1,462,465
2,016 EMCOR Group, Inc. 1,233,369
6,641 Quanta Services, Inc. 2,802,901
5,498,735
Construction Materials (0.3%):
29,850 CRH plc 3,725,280
2,629 Martin Marietta Materials, Inc. 1,636,973
5,940 Vulcan Materials Co. 1,694,207
7,056,460
Consumer Finance (0.7%):
23,929 American Express Co. 8,852,534
28,312 Capital One Financial Corp. 6,861,696
16,197 Synchrony Financial 1,351,316
17,065,546
Consumer Staples Distribution & Retail (1.8%):
19,773 Costco Wholesale Corp. 17,051,049
9,709 Dollar General Corp. 1,289,064
8,258 Dollar Tree, Inc.* 1,015,816
26,868 Kroger Co. (The) 1,678,713
21,831 Sysco Corp. 1,608,726
20,389 Target Corp. 1,993,025
195,036 Walmart, Inc. 21,728,961
46,365,354
Containers & Packaging (0.2%):
106,802 Amcor plc 890,729
3,638 Avery Dennison Corp. 661,679
12,269 Ball Corp. 649,889
24,046 International Paper Co. 947,172
3,810 Packaging Corp. of America 785,736
Shares Value
Common Stocks, continued
Containers & Packaging, continued
22,342 Smurfit WestRock plc $ 863,965
4,799,170
Distributors (0.0%
†
):
6,026 Genuine Parts Co. 740,957
1,522 Pool Corp. 348,157
1,089,114
Diversified Telecommunication Services (0.6%):
315,111 AT&T, Inc. 7,827,357
187,177 Verizon Communications, Inc. 7,623,719
15,451,076
Electric Utilities (1.5%):
11,934 Alliant Energy Corp. 775,829
24,038 American Electric Power Co., Inc. 2,771,822
13,963 Constellation Energy Corp. 4,932,709
34,728 Duke Energy Corp. 4,070,469
16,891 Edison International 1,013,798
20,067 Entergy Corp. 1,854,793
10,666 Evergy, Inc. 773,178
16,609 Eversource Energy 1,118,284
45,609 Exelon Corp. 1,988,096
22,200 FirstEnergy Corp. 993,894
92,097 NextEra Energy, Inc. 7,393,547
8,507 NRG Energy, Inc. 1,354,655
96,363 PG&E Corp. 1,548,553
5,243 Pinnacle West Capital Corp. 465,054
33,758 PPL Corp. 1,182,205
48,838 Southern Co. (The) 4,258,674
26,432 Xcel Energy, Inc. 1,952,268
38,447,828
Electrical Equipment (0.9%):
10,166 AMETEK, Inc. 2,087,182
17,433 Eaton Corp. plc 5,552,585
25,158 Emerson Electric Co. 3,338,970
12,113 GE Vernova, Inc. 7,916,693
2,593 Generac Holdings, Inc.* 353,607
2,344 Hubbell, Inc. 1,040,994
5,070 Rockwell Automation, Inc. 1,972,585
22,262,616
Electronic Equipment, Instruments & Components (0.7%):
54,734 Amphenol Corp., Class A 7,396,753
5,841 CDW Corp. 795,544
34,853 Corning, Inc. 3,051,729
4,932 Jabil, Inc. 1,124,595
7,839 Keysight Technologies, Inc.* 1,592,806
13,311 TE Connectivity plc 3,028,386
2,043 Teledyne Technologies, Inc.* 1,043,421
2,109 Zebra Technologies Corp.* 512,107
18,545,341
Energy Equipment & Services (0.2%):
43,511 Baker Hughes Co. 1,981,491
38,073 Halliburton Co. 1,075,943
65,742 SLB, Ltd. 2,523,178
5,580,612

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Entertainment (1.4%):
10,175 Electronic Arts, Inc. $ 2,079,058
6,817 Live Nation Entertainment, Inc.* 971,423
188,631 Netflix, Inc.* 17,686,043
7,568 Take-Two Interactive Software, Inc.* 1,937,635
3,089 TKO Group Holdings, Inc. 645,601
79,894 Walt Disney Co. (The) 9,089,540
110,126 Warner Bros Discovery, Inc.* 3,173,831
35,583,131
Financial Services (3.9%):
20,356 Apollo Global Management, Inc. 2,946,735
81,760 Berkshire Hathaway, Inc., Class B* 41,096,664
24,341 Block, Inc.* 1,584,356
3,140 Corpay, Inc.* 944,920
23,342 Fidelity National Information Services, Inc. 1,551,309
23,949 Fiserv, Inc.* 1,608,655
10,157 Global Payments, Inc. 786,152
3,059 Jack Henry & Associates, Inc. 558,206
36,517 Mastercard, Inc., Class A 20,846,825
41,669 PayPal Holdings, Inc. 2,432,636
75,158 Visa, Inc., Class A 26,358,662
100,715,120
Food Products (0.4%):
21,211 Archer-Daniels-Midland Co. 1,219,421
5,861 Bunge Global SA 522,098
8,738 Campbell's Company (The) 243,528
23,255 Conagra Brands, Inc. 402,544
23,716 General Mills, Inc. 1,102,794
6,736 Hershey Co. (The) 1,225,817
11,926 Hormel Foods Corp. 282,646
4,999 JM Smucker Co. (The) 488,952
39,317 Kraft Heinz Co. (The) 953,437
6,361 Lamb Weston Holdings, Inc. 266,462
10,785 McCormick & Co., Inc. 734,566
57,372 Mondelez International, Inc., Class A 3,088,335
13,270 Tyson Foods, Inc., Class A 777,888
11,308,488
Gas Utilities (0.0%
†
):
7,149 Atmos Energy Corp. 1,198,387
Ground Transportation (0.8%):
82,715 CSX Corp. 2,998,419
3,323 JB Hunt Transport Services, Inc. 645,792
9,993 Norfolk Southern Corp. 2,885,179
7,988 Old Dominion Freight Line, Inc. 1,252,518
92,841 Uber Technologies, Inc.* 7,586,038
26,473 Union Pacific Corp. 6,123,734
21,491,680
Health Care Equipment & Supplies (2.0%):
77,498 Abbott Laboratories 9,709,724
2,893 Align Technology, Inc.* 451,742
22,383 Baxter International, Inc. 427,739
12,671 Becton Dickinson & Co. 2,459,061
66,473 Boston Scientific Corp.* 6,338,201
9,330 Cooper Cos., Inc. (The)* 764,687
17,733 Dexcom, Inc.* 1,176,939
26,007 Edwards Lifesciences Corp.* 2,217,097
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
20,366 GE HealthCare Technologies, Inc. $ 1,670,419
9,748 Hologic, Inc.* 726,128
3,573 IDEXX Laboratories, Inc.* 2,417,242
3,167 Insulet Corp.* 900,188
15,787 Intuitive Surgical, Inc.* 8,941,125
56,810 Medtronic plc 5,457,169
6,567 ResMed, Inc. 1,581,793
6,198 Solventum Corp.* 491,130
4,386 STERIS plc 1,111,939
15,280 Stryker Corp. 5,370,462
8,971 Zimmer Biomet Holdings, Inc. 806,672
53,019,457
Health Care Providers & Services (1.6%):
10,528 Cardinal Health, Inc. 2,163,504
8,761 Cencora, Inc. 2,959,028
20,132 Centene Corp.* 828,432
11,788 Cigna Group (The) 3,244,411
56,653 CVS Health Corp. 4,495,982
1,549 DaVita, Inc.* 175,982
9,898 Elevance Health, Inc. 3,469,744
7,114 HCA Healthcare, Inc. 3,321,242
4,203 Henry Schein, Inc.* 317,663
5,501 Humana, Inc. 1,408,971
3,828 Labcorp Holdings, Inc. 960,368
5,476 McKesson Corp. 4,491,908
2,217 Molina Healthcare, Inc.* 384,738
4,832 Quest Diagnostics, Inc. 838,497
40,381 UnitedHealth Group, Inc. 13,330,172
2,348 Universal Health Services, Inc., Class B 511,911
42,902,553
Health Care REITs (0.3%):
7,058 Alexandria Real Estate Equities, Inc. 345,418
31,476 Healthpeak Properties, Inc. 506,134
20,379 Ventas, Inc. 1,576,927
30,565 Welltower, Inc. 5,673,170
8,101,649
Hotel & Resort REITs (0.0%
†
):
26,987 Host Hotels & Resorts, Inc. 478,480
Hotels, Restaurants & Leisure (1.8%):
18,845 Airbnb, Inc., Class A* 2,557,643
1,433 Booking Holdings, Inc. 7,674,188
49,438 Carnival Corp.* 1,509,836
59,333 Chipotle Mexican Grill, Inc.* 2,195,321
5,081 Darden Restaurants, Inc. 935,006
1,429 Domino's Pizza, Inc. 595,636
16,651 DoorDash, Inc., Class A* 3,771,118
5,259 Expedia Group, Inc. 1,489,927
10,385 Hilton Worldwide Holdings, Inc. 2,983,091
13,519 Las Vegas Sands Corp. 879,952
9,858 Marriott International, Inc., Class A 3,058,346
31,784 McDonald's Corp. 9,714,144
8,194 MGM Resorts International* 298,999
20,362 Norwegian Cruise Line Holdings, Ltd.* 454,480
11,317 Royal Caribbean Cruises, Ltd. 3,156,538
50,441 Starbucks Corp. 4,247,637
3,591 Wynn Resorts, Ltd. 432,105

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
12,558 Yum! Brands, Inc. $ 1,899,774
47,853,741
Household Durables (0.2%):
12,110 D.R. Horton, Inc. 1,744,203
7,127 Garmin, Ltd. 1,445,712
9,892 Lennar Corp., Class A 1,016,898
126 NVR, Inc.* 918,889
8,635 PulteGroup, Inc. 1,012,540
6,138,242
Household Products (0.8%):
10,344 Church & Dwight Co., Inc. 867,345
5,787 Clorox Co. (The) 583,503
35,618 Colgate-Palmolive Co. 2,814,534
14,601 Kimberly-Clark Corp. 1,473,095
103,903 Procter & Gamble Co. (The) 14,890,339
20,628,816
Independent Power and Renewable Electricity Producers
(0.1%):
33,158 AES Corp. (The) 475,486
14,312 Vistra Corp. 2,308,955
2,784,441
Industrial Conglomerates (0.4%):
23,625 3M Co. 3,782,362
28,221 Honeywell International, Inc. 5,505,635
9,287,997
Industrial REITs (0.2%):
41,546 Prologis, Inc. 5,303,762
Insurance (1.8%):
21,007 Aflac, Inc. 2,316,442
11,690 Allstate Corp. (The) 2,433,273
24,441 American International Group, Inc. 2,090,927
9,510 Aon plc, Class A 3,355,889
16,078 Arch Capital Group, Ltd.* 1,542,202
11,354 Arthur J. Gallagher & Co. 2,938,302
2,314 Assurant, Inc. 557,327
12,944 Brown & Brown, Inc. 1,031,637
16,300 Chubb, Ltd. 5,087,556
6,898 Cincinnati Financial Corp. 1,126,581
1,057 Erie Indemnity Co., Class A 302,989
1,945 Everest Group, Ltd. 660,036
3,303 Globe Life, Inc. 461,958
12,614 Hartford Insurance Group, Inc. (The) 1,738,209
7,426 Loews Corp. 782,032
21,753 Marsh & McLennan Cos., Inc. 4,035,617
24,354 MetLife, Inc. 1,922,505
9,228 Principal Financial Group, Inc. 814,002
26,267 Progressive Corp. (The) 5,981,521
15,789 Prudential Financial, Inc. 1,782,262
10,005 Travelers Cos., Inc. (The) 2,902,050
13,268 W R Berkley Corp. 930,352
4,304 Willis Towers Watson plc 1,414,294
46,207,963
Shares Value
Common Stocks, continued
Interactive Media & Services (8.1%):
259,103 Alphabet, Inc., Class A $ 81,099,239
207,087 Alphabet, Inc., Class C 64,983,901
11,668 Match Group, Inc. 376,760
96,992 Meta Platforms, Inc., Class A 64,023,449
210,483,349
IT Services (1.0%):
27,672 Accenture plc, Class A 7,424,398
6,106 Akamai Technologies, Inc.* 532,748
21,866 Cognizant Technology Solutions Corp., Class A 1,814,878
2,320 EPAM Systems, Inc.* 475,322
3,242 Gartner, Inc.* 817,892
5,865 GoDaddy, Inc., Class A* 727,729
41,487 International Business Machines Corp. 12,288,864
3,844 VeriSign, Inc. 933,900
25,015,731
Leisure Products (0.0%
†
):
6,265 Hasbro, Inc. 513,730
Life Sciences Tools & Services (0.9%):
12,451 Agilent Technologies, Inc. 1,694,207
6,911 Bio-Techne Corp. 406,436
2,210 Charles River Laboratories International, Inc.* 440,851
27,997 Danaher Corp. 6,409,073
7,508 IQVIA Holdings, Inc.* 1,692,378
917 Mettler-Toledo International, Inc.* 1,278,472
4,919 Revvity, Inc. 475,913
16,815 Thermo Fisher Scientific, Inc. 9,743,452
2,672 Waters Corp.* 1,014,906
3,076 West Pharmaceutical Services, Inc. 846,331
24,002,019
Machinery (1.6%):
20,888 Caterpillar, Inc. 11,966,109
6,145 Cummins, Inc. 3,136,715
11,179 Deere & Co. 5,204,607
6,072 Dover Corp. 1,185,497
14,145 Fortive Corp. 780,945
3,260 IDEX Corp. 580,084
11,713 Illinois Tool Works, Inc. 2,884,912
16,227 Ingersoll Rand, Inc. 1,285,503
2,298 Nordson Corp. 552,508
17,189 Otis Worldwide Corp. 1,501,459
23,299 PACCAR, Inc. 2,551,474
5,672 Parker-Hannifin Corp. 4,985,461
7,682 Pentair plc 800,004
2,251 Snap-on, Inc. 775,695
6,998 Stanley Black & Decker, Inc. 519,811
7,455 Westinghouse Air Brake Technologies Corp. 1,591,270
10,923 Xylem, Inc. 1,487,494
41,789,548
Media (0.4%):
3,848 Charter Communications, Inc., Class A* 803,270
163,790 Comcast Corp., Class A 4,895,683
9,163 Fox Corp., Class A 669,540
6,587 Fox Corp., Class B 427,694
18,064 News Corp., Class A 471,832
4,576 News Corp., Class B 135,587

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Media, continued
14,401 Omnicom Group, Inc. $ 1,162,881
10,929 Paramount Skydance Corp. 146,448
20,202 Trade Desk, Inc. (The), Class A* 766,868
9,479,803
Metals & Mining (0.4%):
63,348 Freeport-McMoRan, Inc. 3,217,445
48,726 Newmont Corp. 4,865,291
10,445 Nucor Corp. 1,703,684
6,204 Steel Dynamics, Inc. 1,051,268
10,837,688
Multi-Utilities (0.6%):
11,827 Ameren Corp. 1,181,044
29,685 CenterPoint Energy, Inc. 1,138,123
13,397 CMS Energy Corp. 936,852
16,034 Consolidated Edison, Inc. 1,592,497
37,584 Dominion Energy, Inc. 2,202,047
9,084 DTE Energy Co. 1,171,654
20,979 NiSource, Inc. 876,083
22,729 Public Service Enterprise Group, Inc. 1,825,139
29,411 Sempra 2,596,697
14,063 WEC Energy Group, Inc. 1,483,084
15,003,220
Office REITs (0.0%
†
):
6,150 BXP, Inc. 415,002
Oil, Gas & Consumable Fuels (2.6%):
17,124 APA Corp. 418,853
84,291 Chevron Corp. 12,846,791
55,032 ConocoPhillips 5,151,546
33,610 Coterra Energy, Inc. 884,615
27,364 Devon Energy Corp. 1,002,343
8,307 Diamondback Energy, Inc. 1,248,791
23,917 EOG Resources, Inc. 2,511,524
27,897 EQT Corp. 1,495,279
10,553 Expand Energy Corp. 1,164,629
187,810 Exxon Mobil Corp. 22,601,055
87,907 Kinder Morgan, Inc. 2,416,563
13,536 Marathon Petroleum Corp. 2,201,360
32,037 Occidental Petroleum Corp. 1,317,361
27,877 ONEOK, Inc. 2,048,960
18,212 Phillips 66 2,350,077
9,573 Targa Resources Corp. 1,766,219
2,607 Texas Pacific Land Corp. 748,783
13,788 Valero Energy Corp. 2,244,549
53,883 Williams Cos., Inc. (The) 3,238,907
67,658,205
Passenger Airlines (0.2%):
28,999 Delta Air Lines, Inc. 2,012,531
23,622 Southwest Airlines Co. 976,297
14,351 United Airlines Holdings, Inc.* 1,604,729
4,593,557
Personal Care Products (0.1%):
10,640 Estee Lauder Cos., Inc. (The) 1,114,221
Shares Value
Common Stocks, continued
Personal Care Products, continued
85,185 Kenvue, Inc. $ 1,469,441
2,583,662
Pharmaceuticals (3.3%):
91,162 Bristol-Myers Squibb Co. 4,917,278
35,366 Eli Lilly & Co. 38,007,133
107,380 Johnson & Johnson 22,222,291
110,536 Merck & Co., Inc. 11,635,019
254,605 Pfizer, Inc. 6,339,665
50,504 Viatris, Inc. 628,775
19,551 Zoetis, Inc. 2,459,907
86,210,068
Professional Services (0.5%):
18,112 Automatic Data Processing, Inc. 4,658,950
5,198 Broadridge Financial Solutions, Inc. 1,160,037
7,131 Dayforce, Inc.* 493,180
5,503 Equifax, Inc. 1,194,041
5,340 Jacobs Solutions, Inc. 707,336
5,543 Leidos Holdings, Inc. 999,957
14,326 Paychex, Inc. 1,607,091
2,283 Paycom Software, Inc. 363,819
6,217 Verisk Analytics, Inc. 1,390,681
12,575,092
Real Estate Management & Development (0.1%):
12,842 CBRE Group, Inc., Class A* 2,064,865
18,494 CoStar Group, Inc.* 1,243,537
3,308,402
Residential REITs (0.2%):
6,126 AvalonBay Communities, Inc. 1,110,705
4,832 Camden Property Trust 531,907
15,465 Equity Residential 974,914
3,018 Essex Property Trust, Inc. 789,750
25,201 Invitation Homes, Inc. 700,336
5,072 Mid-America Apartment Communities, Inc. 704,551
14,465 UDR, Inc. 530,576
5,342,739
Retail REITs (0.2%):
3,829 Federal Realty Investment Trust 385,963
28,323 Kimco Realty Corp. 574,107
40,580 Realty Income Corp. 2,287,495
7,392 Regency Centers Corp. 510,270
14,693 Simon Property Group, Inc. 2,719,821
6,477,656
Semiconductors & Semiconductor Equipment (14.2%):
72,357 Advanced Micro Devices, Inc.* 15,495,975
22,007 Analog Devices, Inc. 5,968,298
35,445 Applied Materials, Inc. 9,109,011
210,309 Broadcom, Inc. 72,787,945
4,736 First Solar, Inc.* 1,237,185
199,684 Intel Corp.* 7,368,340
5,884 KLA Corp. 7,149,531
55,879 Lam Research Corp. 9,565,367
24,021 Microchip Technology, Inc. 1,530,618
49,843 Micron Technology, Inc. 14,225,691
2,115 Monolithic Power Systems, Inc. 1,916,951

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
1,082,192 NVIDIA Corp. $ 201,828,808
11,362 NXP Semiconductors NV 2,466,236
18,556 ON Semiconductor Corp.* 1,004,807
9,451 Qnity Electronics, Inc. 771,674
47,556 QUALCOMM, Inc. 8,134,454
6,640 Skyworks Solutions, Inc. 421,042
6,864 Teradyne, Inc. 1,328,596
40,384 Texas Instruments, Inc. 7,006,220
369,316,749
Software (10.3%):
18,642 Adobe, Inc.* 6,524,514
12,118 AppLovin Corp., Class A* 8,165,351
9,452 Autodesk, Inc.* 2,797,887
12,169 Cadence Design Systems, Inc.* 3,803,786
11,060 Crowdstrike Holdings, Inc., Class A* 5,184,486
14,700 Datadog, Inc., Class A* 1,999,053
1,059 Fair Isaac Corp.* 1,790,367
28,150 Fortinet, Inc.* 2,235,391
26,392 Gen Digital, Inc. 717,598
12,389 Intuit, Inc. 8,206,721
330,998 Microsoft Corp. 160,077,253
74,906 Oracle Corp., ADR 14,599,928
101,402 Palantir Technologies, Inc., Class A* 18,024,205
29,855 Palo Alto Networks, Inc.* 5,499,291
5,155 PTC, Inc.* 898,053
4,734 Roper Technologies, Inc. 2,107,245
42,319 Salesforce, Inc. 11,210,726
46,600 ServiceNow, Inc.* 7,138,654
8,208 Synopsys, Inc.* 3,855,462
10,451 Trimble, Inc.* 818,836
2,023 Tyler Technologies, Inc.* 918,341
9,710 Workday, Inc., Class A* 2,085,514
268,658,662
Specialized REITs (0.7%):
20,961 American Tower Corp. 3,680,123
19,617 Crown Castle, Inc. 1,743,363
14,359 Digital Realty Trust, Inc. 2,221,481
4,383 Equinix, Inc. 3,358,079
9,602 Extra Space Storage, Inc. 1,250,372
12,736 Iron Mountain, Inc. 1,056,451
6,909 Public Storage 1,792,885
4,807 SBA Communications Corp. 929,818
47,498 VICI Properties, Inc. 1,335,644
33,727 Weyerhaeuser Co. 798,993
18,167,209
Specialty Retail (1.7%):
745 AutoZone, Inc.* 2,526,667
8,648 Best Buy Co., Inc. 578,811
6,298 Carvana Co.* 2,657,882
44,361 Home Depot, Inc. (The) 15,264,620
24,841 Lowe's Cos., Inc. 5,990,656
37,504 O'Reilly Automotive, Inc.* 3,420,740
Shares Value
Common Stocks, continued
Specialty Retail, continued
14,380 Ross Stores, Inc. $ 2,590,413
49,742 TJX Cos., Inc. (The) 7,640,869
23,884 Tractor Supply Co. 1,194,439
2,048 Ulta Beauty, Inc.* 1,239,060
5,278 Williams-Sonoma, Inc. 942,598
44,046,755
Technology Hardware, Storage & Peripherals (7.3%):
658,060 Apple, Inc. 178,900,192
13,501 Dell Technologies, Inc., Class C 1,699,506
58,372 Hewlett Packard Enterprise Co. 1,402,095
42,478 HP, Inc. 946,410
8,680 NetApp, Inc. 929,541
6,264 Sandisk Corp.* 1,486,948
9,499 Seagate Technology Holdings plc 2,615,930
23,226 Super Micro Computer, Inc.* 679,825
15,050 Western Digital Corp. 2,592,663
191,253,110
Textiles, Apparel & Luxury Goods (0.3%):
6,764 Deckers Outdoor Corp.* 701,224
4,920 Lululemon Athletica, Inc.* 1,022,425
53,046 NIKE, Inc., Class B 3,379,561
1,778 Ralph Lauren Corp. 628,719
8,868 Tapestry, Inc. 1,133,064
6,864,993
Tobacco (0.6%):
74,787 Altria Group, Inc. 4,312,219
69,403 Philip Morris International, Inc. 11,132,241
15,444,460
Trading Companies & Distributors (0.2%):
51,967 Fastenal Co. 2,085,435
2,821 United Rentals, Inc. 2,283,092
1,941 W.W. Grainger, Inc. 1,958,566
6,327,093
Water Utilities (0.0%
†
):
8,508 American Water Works Co., Inc. 1,110,294
Wireless Telecommunication Services (0.2%):
21,348 T-Mobile US, Inc. 4,334,498
Total Common Stocks (Cost $531,867,812) 2,602,638,666
Unaffiliated Investment Company (0.2%):
Money Market Funds (0.2%):
4,739,312 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 3.64%(a) 4,739,312
Total Unaffiliated Investment Company (Cost $4,739,312) 4,739,312
Total Investment Securities
(Cost $536,607 , 1 2 4 ) — 100.0% (b) 2,607,377,978
Net other assets (liabilities) — 0.0%
†
378,176
Net Assets — 100.0% $ 2,607,756,154

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2025 .
ADR—American Depository Receipt
REIT—Real Estate Investment Trust
* Non-income producing security.
† Represents less than 0.05%.
+ Affiliated Securities
(a) The rate represents the effective yield at December 31, 2025.
(b) See Federal Tax Information listed in the Notes to the Financial Statements.
Futures Contracts
At December 31, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini March Futures (U.S. Dollar) 3/20/26 16 $ 5,514,000 $ 10,552
$ 10,552

AZL S&P 500 Index Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2025
Statement of Operations
For the Year Ended December 31, 2025
Assets:
Investments in non-affiliates, at cost $ 535,303,046
Investments in affiliates, at cost 1,304,078
aaa
aaa
Investments in non-affiliates, at value $ 2,600,535,294
Investments in affiliates, at value 6,842,684
Deposit at broker for futures contracts collateral 453,000
Interest and dividends receivable 1,349,691
Foreign currency, at value (cost $82,083) 76,004
Receivable for capital shares issued 136,002
Prepaid expenses 12,083
Reclaims receivable 15,217
Total Assets 2,609,419,975
Liabilities:
Payable for capital shares redeemed 145,865
Payable for variation margin on futures contracts 45,322
Management fees payable 380,152
Administration fees payable 189,345
Distribution fees payable 539,895
Custodian fees payable 14,819
Administrative and compliance services fees payable 6,898
Transfer agent fees payable 3,234
Trustee fees payable 21,407
Other accrued liabilities 316,884
Total Liabilities 1,663,821
Commitments and contingent liabilities^
Net Assets
$ 2,607,756,154
Net Assets Consist of:
Paid-in capital $ 268,907,532
Total distributable earnings 2,338,848,622
Net Assets
$ 2,607,756,154
Class 1
Net Assets $ 89,485,261
Shares of beneficial interest (unlimited number of shares authorized, no par value) 3,833,776
Net Asset Value (offering and redemption price per share) $ 23.34
Class 2
Net Assets $ 2,518,270,893
Shares of beneficial interest (unlimited number of shares authorized, no par value) 109,405,753
Net Asset Value (offering and redemption price per share) $ 23.02
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends from non-affiliates $ 33,346,616
Dividends from affiliates 150,147
Interest 34,140
Income from securities lending 725
Foreign withholding tax (17,203)
Total Investment Income 33,514,425
Expenses:
Management fees 4,511,315
Administration fees 931,899
Distribution fees - Class 2 6,418,083
Custodian fees 94,853
Administrative and compliance services fees 67,099
Transfer agent fees 18,357
Trustee fees 148,142
Professional fees 168,852
Licensing fees 704,832
Shareholder reports 27,189
Other expenses 60,798
Total expenses 13,151,419
Net Investment Income/(Loss)
20,363,006
Net realized and Change in net unrealized gains/(losses) on
investments:
Net realized gains/(losses) on securities and foreign currencies 272,483,261
Net realized gains/(losses) on affiliated transactions 1,038,568
Net realized gains/(losses) on futures contracts 774,117
Change in net unrealized appreciation/(depreciation) on securities and foreign currencies 129,244,188
Change in net unrealized appreciation/(depreciation) on affiliated securities (692,184)
Change in net unrealized appreciation/(depreciation) on futures contracts 30,582
Net realized and Change in net unrealized gains/(losses) on
investments
402,878,532
Change in Net Assets Resulting From Operations
$ 423,241,538

AZL S&P 500 Index Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2025
For the
Year Ended
December 31, 2024
Change In Net Assets:
Operations:
Net investment income/(loss) $ 20,363,006 $ 25,148,443
Net realized gains/(losses) on investments 274,295,946 457,211,195
Change in unrealized appreciation/(depreciation) on investments 128,582,586 138,061,837
Change in net assets resulting from operations 423,241,538 620,421,475
Distributions to Shareholders:
Class 1 (15,896,299) (4,765,589)
Class 2 (456,137,022) (149,746,440)
Change in net assets resulting from distributions to shareholders (472,033,321) (154,512,029)
Capital Transactions:
Class 1
Proceeds from shares issued 1,456,388 276,285
Proceeds from dividends reinvested 15,896,299 4,765,589
Value of shares redeemed (13,451,647) (11,209,530)
Total Class 1 Shares 3,901,040 (6,167,656)
Class 2
Proceeds from shares issued 54,962,244 285,249,049
Proceeds from dividends reinvested 456,137,022 149,746,440
Value of shares redeemed (617,285,939) (732,654,355)
Total Class 2 Shares (106,186,673) (297,658,866)
Change in net assets resulting from capital transactions (102,285,633) (303,826,522)
Change in net assets (151,077,416) 162,082,924
Net Assets:
Beginning of period 2,758,833,570 2,596,750,646
End of period $ 2,607,756,154 $ 2,758,833,570
Share Transactions:
Class 1
Shares issued 58,957 11,498
Dividends reinvested 691,745 204,795
Shares redeemed (559,760) (488,601)
Total Class 1 Shares 190,942 (272,308)
Class 2
Shares issued 2,471,678 13,371,071
Dividends reinvested 20,120,733 6,505,058
Shares redeemed (25,595,249) (32,224,240)
Total Class 2 Shares (3,002,838) (12,348,111)
Change in shares (2,811,896) (12,620,419)

AZL S&P 500 Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Class 1
Net Asset Value, Beginning of Period
$ 24.04  $ 20.39  $ 17.12  $ 24.64  $ 20.53
Investment Activities:
Net Investment Income/(Loss)(a) 0.25  0.26  0.27  0.28  0.26
Net Realized and Unrealized Gains/(Losses) on Investments 3.90  4.74  4.04  (4.84) 5.42
Total from Investment Activities 4.15  5.00  4.31  (4.56) 5.68
Distributions to Shareholders From:
Net Investment Income (0.32) (0.30) (0.29) (0.29) (0.29)
Net Realized Gains (4.53) (1.05) (0.75) (2.67) (1.28)
Total Dividends (4.85) (1.35) (1.04) (2.96) (1.57)
Net Asset Value, End of Period
$ 23.34  $ 24.04  $ 20.39  $ 17.12  $ 24.64
Total Return
(b) 17.60% 24.74% 25.93% (18.31)% 28.42%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 89,485  $ 87,584  $ 79,843  $ 71,530  $ 99,137
Net Investment Income/(Loss) 1.01% 1.14% 1.42% 1.37% 1.15%
Expenses Before Reductions(c) 0.25% 0.23% 0.23% 0.22% 0.24%
Expenses Net of Reductions 0.25% 0.23% 0.23% 0.22% 0.24%
Portfolio Turnover Rate(d) 4% 11% 7% 2% 17%
Class 2
Net Asset Value, Beginning of Period
$ 23.76  $ 20.18  $ 16.94  $ 24.40  $ 20.35
Investment Activities:
Net Investment Income/(Loss)(a) 0.18  0.20  0.22  0.23  0.20
Net Realized and Unrealized Gains/(Losses) on Investments 3.86  4.68  4.01  (4.79) 5.37
Total from Investment Activities 4.04  4.88  4.23  (4.56) 5.57
Distributions to Shareholders From:
Net Investment Income (0.25) (0.25) (0.24) (0.23) (0.24)
Net Realized Gains (4.53) (1.05) (0.75) (2.67) (1.28)
Total Dividends (4.78) (1.30) (0.99) (2.90) (1.52)
Net Asset Value, End of Period
$ 23.02  $ 23.76  $ 20.18  $ 16.94  $ 24.40
Total Return
(b) 17.33% 24.37% 25.68% (18.51)% 28.12%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 2,518,271  $ 2,671,250  $ 2,516,908  $ 2,331,499  $ 3,233,900
Net Investment Income/(Loss) 0.76% 0.89% 1.17% 1.12% 0.89%
Expenses Before Reductions(c) 0.50% 0.48% 0.48% 0.47% 0.49%
Expenses Net of Reductions 0.50% 0.48% 0.48% 0.47% 0.49%
Portfolio Turnover Rate(d) 4% 11% 7% 2% 17%
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.
(d) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

AZL S&P 500 Index Fund
Notes to the Financial Statements
December 31, 2025

1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL S&P 500 Index
Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

AZL S&P 500 Index Fund
Notes to the Financial Statements
December 31, 2025

Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance
Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment
Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Class Allocation
The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at December 31, 2025 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9%
of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $71 during the year ended December 31, 2025. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had no securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of December 31, 2025. At December 31, 2025, there were no master netting provisions in the securities lending agreement.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2025, the Fund did not engage in any Rule 17a-7 transactions.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type.
Futures Contracts
During the year ended December 31, 2025, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the year ended December
31, 2025, the monthly average notional amount for long contracts was $11.4 million. There was no short contract activity during the year. Realized gains and losses are reported as
“Net realized gains/(losses) on futures contracts” on the Statement of Operations.

AZL S&P 500 Index Fund
Notes to the Financial Statements
December 31, 2025

Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2025:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2025:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock
Investment” or the “Subadviser”), BlackRock Investment provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and assume certain expenses of the Fund to limit the annual expenses, excluding (i) brokerage expenses
(including any costs incidental to transactions in portfolio securities or instruments), (ii) acquired fund fees and expenses, (iii) taxes, (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (v) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vi) other extraordinary or non-routine expenses (including expenses arising from mergers, acquisitions or similar transactions involving the
Fund), based on the average net assets of the Fund, through April 30, 2027.
For the year ended December 31, 2025, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The annual rate due to the Subadviser from the Manager is 0.015%.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December
31, 2025, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable. During the year ended December 31, 2025, there were no such waivers.
At December 31, 2025, the following investments are noted as Affiliated Securities in the Fund’s Schedule of Portfolio Investments.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
272,149 –
Futures Contracts Receivable for variation margin on futures contracts* $10,552 Payable for variation margin on futures contracts* $—
* For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as “Variation margin on futures contracts.”
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/(Depreciation)
on Derivatives Recognized
Equity Risk
1,004,996 (292,179)
Futures Contracts Net realized gains/(losses) on futures contracts/Change in net unrealized appreciation/
(depreciation) on futures contracts
$ 774, 117 $ 30,582
Annual Rate* Annual Expense Limit
AZL S&P 500 Index Fund, Class 1 0.17% 0.46%
AZL S&P 500 Index Fund, Class 2 0.17% 0.71%
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains / (Losses)
Change in Net
Unrealized
Appreciation /
( Depreciation )
Value
12/31/25
Shares
as of
12/31/25
Dividend
Income
Capital Gains
Distributions
BlackRock, Inc. $ 8,256,236 $ 83,42 8 $ (1,843,364) $ 1,038,568 $ (692,18 4 ) $ 6,842,684 6,393 $ 150,147 $ —
BlackRock Liquidity FedFund,
Institutional Class 295,324 — (295,32 4 )
(a)
— — — — 725
(b)
—
$ 8,551,560 $ 83,42 8 $ (2,138,68 8 ) $ 1,038,568 $ (692,18 4 )
$ 6,842,68 4
$ 150,872 $ —
(a) Represents net amount purchased (sold).
(b) All or portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of securities lending fees and collateral investment expenses, and other payments to and from borrowers of securities.

AZL S&P 500 Index Fund
Notes to the Financial Statements
December 31, 2025

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and support services to the CCO of the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and, through September 30, 2025, a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
In the event that unobservable inputs are used when determining valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement. When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any other information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates.

AZL S&P 500 Index Fund
Notes to the Financial Statements
December 31, 2025

The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2025 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2025, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Concentration Risk : The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.
Derivatives Risk : The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk.
Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Index Fund Risk : The Fund does not attempt to manage market volatility or reduce the effects of poor performance. In addition, factors such as fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund's performance.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security or other asset may fluctuate significantly due to factors such as changes in general market conditions, including economic, political, and financial conditions, widespread disease or other public health issues, war, military conflict, acts of terrorism, adverse investor sentiment, or instability or other disruptive events in the local, regional or global markets. Certain changes in the U.S. economy, such as a decrease in imports or exports, changes in trade regulations, inflation and/or economic recession, may have an adverse effect on the value of the Fund's securities.
Non-Diversification Risk : To the extent the Fund becomes non-diversified, the Fund may invest a larger percentage of its assets in securities issued by or representing a small number of issuers than can a diversified fund. As a result, the Fund's shares may experience greater price volatility and the Fund may be more susceptible to the risks associated with these particular issuers or to a single economic, political or regulatory occurrence affecting these issuers, which may negatively impact the Fund's performance.
Technology Sector Risk : Technology companies, including information technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 2,602,638,666 $ — $ — $ 2,602,638,666
Unaffiliated Investment Company 4,739,312 — — 4,739,312
Total Investment Securities 2,607,377,978 — — 2,607,377,978
Other Financial Instruments:
*
Futures Contracts 10,552 — — 10,552
Total Investments $2,607,388,530 $— $— $2,607,388,530
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
*
Other Financial Instruments include any derivative instruments, such as futures contracts.  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.
Purchases Sales
AZL S&P 500 Index Fund $95,337,371 $630,795,791

AZL S&P 500 Index Fund
Notes to the Financial Statements
December 31, 2025

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2025 is $559,122,088. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2025 was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2024 was as follows:
At December 31, 2025, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of December 31, 2025, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 55% of the Fund.
Investment activities of these shareholders could have a material impact to the Fund.
9. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"), subject to the oversight and, when applicable, approval of the Board, the officers of the Trust, as listed in the Trust’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
10. Recent Accounting Pronouncements
During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The
amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction if the quantitative threshold is met. The Fund did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
11. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Unrealized appreciation $2,068,584,058
Unrealized depreciation (20,328,168)
Net unrealized appreciation/(depreciation) $2,048,255,890
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL S&P 500 Index Fund $26,409,735 $445,623,586 $472,033,321
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL S&P 500 Index Fund $31,174,799 $123,337,230 $154,512,029
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
(Depreciation)(a)
Total
Accumulated
Earnings/(Deficit)
AZL S&P 500 Index Fund $21,647,371 $268,951,439 $— $2,048,249,812 $2,338,848,622
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, investments in real estate investment trusts and other miscellaneous differences.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Trust and Shareholders of
AZL S&P 500 Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL S&P 500 Index Fund (one of the funds constituting
Allianz Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 20, 2026
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2025, 100% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.
During the year ended December 31, 2025, the Fund declared net short-term capital gain distributions of $1,279,475.
During the year ended December 31, 2025, the Fund declared net long-term capital gain distributions of $445,623,586.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Fund during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts
Subject to the general supervision of the Board of Trustees (the “Board” or “Trustees”) and in accordance with the investment objectives and restrictions of each separate series
(together, the “Funds”) of the Allianz Variable Insurance Products Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management
LLC (the “Manager”). As used in this section, “Fund” refers to any of the Funds other than the AZL Moderate Index Strategy Fund. The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon the Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2027 (the “Expense Limitation Agreement”).
Each Fund is a manager-of-managers fund. That means that the Manager is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the investment decisions made for each Fund. The Manager also is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a
Subadviser.
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
The Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to select as a Subadviser. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the
Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods; (b)
Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place a Fund on the watch list for other reasons, and if so, will explain its rationale to the Board. Funds which are on the watch list are subject to additional scrutiny by the Manager and the Board. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board has subsequently considered and approved retention of the new Subadviser.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager and the portfolio management agreements with the Subadvisers (the “Subadvisory Agreements”; and together with the Management Agreement, the “Advisory Contracts”). The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considered many factors, among the most material of which are: the Funds’ investment objectives and long-term performance; the Manager’s and Subadvisers’
(collectively, the “Advisory Organizations”) management philosophy, personnel, processes and investment performance, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Funds by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance
Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) any payments made by the Funds pursuant to Rule 12b-1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Advisory Contracts.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Advisory Contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of Advisory Contracts is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Funds’ investment performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or “peer group” funds), and comments on the reasons for performance; the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Funds’ portfolio securities; the nature, extent and quality of the advisory and other services provided to the Funds by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them;
and relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the Advisory Contracts, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall-out” benefits an Advisory Organization may derive from its relationship with the Funds.
In assessing the Advisory Organizations’ performance of their obligations, the Board may also consider whether there has occurred a circumstance or event that would constitute a reason for it to not renew an Advisory Contract. In this regard, the Board is mindful of the potential disruption of a Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.
The Advisory Contracts were most recently considered at Board meetings held in the summer and fall of 2025. Information relevant to the approval of such Advisory Contracts was considered at Board meetings held June 9 and 10, 2025, and September 23, 2025, as well as at various other meetings preceding those meetings. Accordingly, the Advisory
Contracts were approved by the Board at an in-person meeting on September 23, 2025. At such meeting the Board also approved the Expense Limitation Agreement between the
Manager and the Trust for the period ending April 30, 2027.
In connection with such meetings, the Board requested and evaluated extensive materials from the Advisory Organizations, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Contracts with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager or Subadvisers were present. In reaching their determinations relating to the approval of the Advisory Contracts, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Advisory
Contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Form N-CSR filings must include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager and Subadvisers.
The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. Under the Management Agreement, the Manager holds the sole and exclusive responsibility to provide, or arrange for others to provide, the management of the Funds’ assets and the placement of orders for the purchase and sale of the securities of the Funds. As each Fund is a manager of managers fund, the Manager is authorized, under the Management Agreement, to retain one or more Subadvisers for each Fund to handle day-to-day management of the Funds’ investment portfolios; the Manager is responsible for determining, in the first instance, which investment advisers to recommend to the Board for selection as a Subadviser. The Board was aware that, notwithstanding the retention of the Subadvisers to handle day-to-day portfolio management, the Manager remains responsible for substantial other matters, including continuously monitoring compliance by each Subadviser with the investment policies and restrictions of the respective Funds, with such other limitations or directions of the Board, and with all legal requirements under federal or state law or regulation. The Manager also is responsible primarily to provide statistical information and other data to the Board regarding the Funds’ portfolio investments and to make available to the Funds’ administrator such information as is necessary for the conduct of its duties.
The Board also noted that the Manager provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and the Subadvisers and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted that, for example, the Manager and Subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs are continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Advisory Contracts.
(2) The investment performance of the Funds, the Manager and the Subadvisers.
In connection with every quarterly Board meeting, as well as the summer and fall 2025 contract review process, the Board receives extensive information on the performance results of each of the Funds. This includes performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. The performance information considered includes information on absolute total return, performance versus the appropriate benchmark(s), and performance versus peer groups as reported by Lipper. For example, in connection with the Board meetings held June 9 and 10, 2025, and September
23, 2025, the Manager reported that for the one-year period ended December 31, 2024, five Funds were in the top 40%, two were in the middle 20%, and seven were in the bottom
40% of their respective Lipper peer groups. For the three-year period ended December 31, 2024, six Funds were in the top 40%, three were in the middle 20% and five were in the bottom 40% of their respective Lipper peer groups. For the five-year period ended December 31, 2024, six Funds were in the top 40%, two were in the middle 20%, and six were in the bottom 40% of their respective Lipper peer groups. For Funds which are index funds, the Board each quarter also receives information on the extent, if any, to which such Funds deviate from their particular benchmark index (referred to as “index attribution”).
Three Funds, the AZL Russell Value 1000 Index Fund, the AZL Enhanced Bond Index Fund and the AZL Government Money Market Fund, were in the bottom 40% for all of the one-, three- and five-year periods. The Board had previously met with the portfolio managers of the AZL Government Money Market Fund in June 2023 to receive and review enhanced reporting on each Fund’s current investment strategy, process and outlook. As a result of these discussions and other discussions with representatives of the Manager, the
Board considered the reasons for the underperformance of these Funds, including the headwinds faced by their long-term investment strategies. The Board understood that such underperformance was not a reflection of the nature, extent or quality of services being provided by the respective Subadvisers. The Board also considered the impact of recoupment of previously waived fees on the performance of the AZL Government Money Market Fund during the periods measured.
At the Board meeting held September 23, 2025, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2025.

Thus, at the Board meeting held September 23, 2025, the Board determined that the overall investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Funds.
The Manager supplied information
to the Board pertaining to the level of investment advisory fees to which the Funds are subject. The Manager has agreed to temporarily limit Fund expenses at certain levels, and information is provided to the Board setting forth “contractual” advisory fees and “actual” fees after taking expense limits and any temporary fee waivers into account. The Board noted that the subadvisory fees are paid by the Manager to each Subadviser and are not additional fees borne by the Funds. Based upon the information provided, the “actual”
advisory fees payable by the Funds overall are generally comparable to the average level of fees paid by the Funds’ peer groups. For the 14 Funds reviewed by the Board in the summer and fall of 2025, 12 Funds paid “actual” advisory fees in a percentage amount within the 65th percentile or lower for each Fund’s applicable category. (A lower percentile reflects lower fund fees and is better for fund shareholders.) The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.
Based upon the information provided, the management fee ranking in 2024 for the 14 Funds was as follows: (1) 12 of the Funds had management fee rankings at or below the 65th percentile (with 10 Funds at or below the 50th percentile); (2) for the AZL MSCI Global Equity Index Fund, it was determined that there was poor peer group comparability due to there being only one other fund in the category; and (3) for the AZL T. Rowe Price Capital Appreciation Fund, a temporary management fee reduction was recommended. The Board noted that it had previously considered and approved a temporary reduction in the AZL MSCI Global Equity Index Fund’s management fee, which is in effect through at least April 30,
2027. In addition, the Board also considered that the AZL Enhanced Bond Index Fund’s management fee ranked at the 63rd percentile in the bond index category, but that the Fund’s enhanced bond strategy lacks direct peers.
The Manager has also supplied information to the Board pertaining to total Fund expenses (which include advisory fees, the 25 basis point 12b-1 fee paid by the Funds, and other
Fund expenses). As noted above, the Manager has agreed to limit Fund expenses at certain levels.
The Manager has committed to providing the Funds with a high quality of service and working to reduce Fund expenses over time.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2022 through 2024. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
The Manager, on behalf of the Board, endeavored to obtain information on the profitability of each Subadviser in connection with its relationship with the Fund or Funds which it subadvised. The Manager was unable to obtain consistent profitability information from some of the Subadvisers that would allow the Board to determine the profits derived from the
Subadviser’s relationship to the Fund or Funds, rather than its overall level of profitability. In considering profitability information, the Board considered the possible effect of any fall-
out benefits to the Subadvisers and their affiliates. The Board considered the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization.
The Manager assured the Board that the Subadvisory Agreements with the Subadvisers, none of which are affiliated with the Manager, were negotiated on an “arm’s length” basis, which should not result in excessive profits for the Subadvisers.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.
The Board noted that the advisory fee schedules
for the Funds (other than AZL FIAM Multi-Strategy Fund, AZL FIAM Total Bond Fund, and AZL MSCI Global Equity Index Fund) do not contain breakpoints that reduce the fee rate on assets above specified levels, although certain Subadvisory Agreements have such “breakpoints.” The Board recognized that breakpoints may be an appropriate way for the
Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found that there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June
30, 2025, were approximately $13.4 billion, including assets of affiliated investing funds, and that no single Fund had assets in excess of approximately $3.5 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Advisory Contracts or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in certain Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Advisory Contracts, the
Board concluded that the advisory fees were reasonable, and that the continuation of the Advisory Contracts was in the best interest of the Funds.

ANNRPT1225 02/26
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® Small Cap Stock Index Fund
Annual Financial Statements and Other Information
December 31, 2025

AZL® Small Cap Stock Index Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information (Unaudited)

Other Information (Form N-CSR Items 8-11) (Unaudited)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks (99.1%):
Aerospace & Defense (1.0%):
11,429 AAR Corp.* $ 946,207
15,601 Mercury Systems, Inc.* 1,139,029
8,450 Moog, Inc., Class A 2,057,997
1,625 National Presto Industries, Inc. 173,485
4,316,718
Air Freight & Logistics (0.2%):
6,323 Forward Air Corp.* 158,075
17,671 Hub Group, Inc., Class A 752,961
911,036
Automobile Components (1.4%):
23,195 Adient plc* 444,648
36,384 American Axle & Manufacturing Holdings, Inc.* 233,221
34,263 Dana, Inc. 814,089
8,125 Dorman Products, Inc.* 1,000,919
12,155 Fox Factory Holding Corp.* 207,972
8,905 Gentherm, Inc.* 323,875
7,094 LCI Industries 860,786
9,771 Patrick Industries, Inc. 1,059,470
11,282 Phinia, Inc. 707,269
5,997 Standard Motor Products, Inc. 220,989
7,355 XPEL, Inc.* 367,088
6,240,326
Automobiles (0.1%):
8,284 Winnebago Industries, Inc. 335,668
Banks (8.6%):
19,054 Ameris Bancorp 1,415,141
42,308 Atlantic Union Bankshares Corp. 1,493,472
16,825 Axos Financial, Inc.* 1,449,642
37,126 Banc of California, Inc. 716,161
6,179 BancFirst Corp. 655,098
12,826 Bancorp, Inc. (The)* 866,012
11,459 Bank of Hawaii Corp. 783,452
21,660 BankUnited, Inc. 965,386
10,271 Banner Corp. 643,581
24,467 Beacon Financial Corp. 645,195
36,929 Capitol Federal Financial, Inc. 251,487
19,722 Cathay General Bancorp 954,348
8,079 Central Pacific Financial Corp. 251,742
4,272 City Holding Co. 509,222
15,388 Community Financial System, Inc. 883,887
8,534 Customers Bancorp, Inc.* 624,006
37,709 CVB Financial Corp. 701,387
12,357 Dime Community Bancshares, Inc. 371,822
8,204 Eagle Bancorp, Inc. 175,730
12,185 FB Financial Corp. 679,923
45,899 First BanCorp 951,486
11,862 First Bancorp/Southern Pines NC 602,471
31,088 First Commonwealth Financial Corp. 524,144
30,517 First Financial Bancorp 763,535
36,637 First Hawaiian, Inc. 926,916
26,587 First Interstate BancSystem, Inc., Class A 919,910
54,431 Fulton Financial Corp. 1,052,151
8,781 Hanmi Financial Corp. 237,350
10,237 Heritage Financial Corp. 242,105
12,892 Hilltop Holdings, Inc. 437,554
Shares Value
Common Stocks, continued
Banks, continued
40,144 Hope Bancorp, Inc. $ 439,978
14,429 Independent Bank Corp. 1,054,471
7,313 Lakeland Financial Corp. 417,280
11,239 National Bank Holdings Corp., Class A 427,194
15,324 NBT Bancorp, Inc. 636,253
44,836 Northwest Bancshares, Inc. 538,032
12,819 OFG Bancorp 525,323
4,282 Park National Corp. 651,635
6,483 Pathward Financial, Inc. 460,293
3,566 Preferred Bank 336,737
38,520 Provident Financial Services, Inc. 760,770
27,343 Renasant Corp. 963,020
11,624 S&T Bancorp, Inc. 457,404
26,112 Seacoast Banking Corp. of Florida 820,439
14,686 ServisFirst Bancshares, Inc. 1,054,308
42,766 Simmons First National Corp., Class A 806,139
8,437 Southside Bancshares, Inc. 256,400
13,205 Stellar Bancorp, Inc. 408,563
3,850 Tompkins Financial Corp. 279,202
6,549 Triumph Financial, Inc.* 410,164
5,501 TrustCo Bank Corp. 227,356
17,899 Trustmark Corp. 697,166
35,190 United Community Banks, Inc. 1,098,632
22,683 WaFd, Inc. 726,537
7,798 Westamerica BanCorp 372,978
16,392 WSFS Financial Corp. 905,494
37,426,084
Beverages (0.0%
†
):
6,537 National Beverage Corp.* 208,465
Biotechnology (4.0%):
36,845 ACADIA Pharmaceuticals, Inc.* 984,130
69,836 ADMA Biologics, Inc.* 1,273,809
48,517 Alkermes plc, ADR* 1,357,506
24,192 Arcus Biosciences, Inc.* 576,495
40,593 Arrowhead Pharmaceuticals, Inc.* 2,694,969
33,496 Catalyst Pharmaceuticals, Inc.* 781,797
29,484 Dynavax Technologies Corp.* 453,464
7,619 Krystal Biotech, Inc.* 1,878,388
27,735 Myriad Genetics, Inc.* 170,570
17,269 Protagonist Therapeutics, Inc.* 1,508,275
23,616 PTC Therapeutics, Inc.* 1,793,871
28,871 Sarepta Therapeutics, Inc.* 621,304
39,819 TG Therapeutics, Inc.* 1,187,005
23,122 Veracyte, Inc.* 973,436
14,807 Vericel Corp.* 533,200
28,007 Vir Biotechnology, Inc.* 168,882
20,772 Xencor, Inc.* 318,019
17,275,120
Broadline Retail (0.5%):
28,872 Etsy, Inc.* 1,600,664
33,057 Kohl's Corp. 674,693
2,275,357
Building Products (2.7%):
4,320 American Woodmark Corp.* 232,848
6,517 Apogee Enterprises, Inc. 237,284

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Building Products, continued
12,650 Armstrong World Industries, Inc. $ 2,417,415
8,624 AZZ, Inc. 924,320
4,907 CSW Industrials, Inc. 1,440,352
8,604 Gibraltar Industries, Inc.* 425,382
11,460 Griffon Corp. 844,029
57,862 Hayward Holdings, Inc.* 893,968
5,689 Insteel Industries, Inc. 180,171
37,570 Masterbrand, Inc.* 414,773
13,392 Quanex Building Products Corp. 205,969
40,496 Resideo Technologies, Inc.* 1,422,219
43,815 Zurn Elkay Water Solutions Corp. 2,036,959
11,675,689
Capital Markets (3.3%):
7,741 Acadian Asset Management, Inc. 363,827
20,607 Artisan Partners Asset Management, Inc., Class A 839,529
107,867 BGC Group, Inc., Class A 963,252
7,931 Cohen & Steers, Inc. 497,908
7,782 Donnelley Financial Solutions, Inc.* 363,342
10,152 MarketAxess Holdings, Inc. 1,840,050
21,843 Moelis & Co., Class A 1,501,488
4,959 Piper Sandler Cos. 1,684,622
7,278 PJT Partners, Inc., Class A 1,216,882
21,291 StepStone Group, Inc., Class A 1,366,243
13,698 StoneX Group, Inc.* 1,303,091
14,126 Victory Capital Holdings, Inc., Class A 891,209
23,474 Virtu Financial, Inc., Class A 782,154
2,005 Virtus Investment Partners, Inc. 327,116
34,500 WisdomTree, Inc. 420,555
14,361,268
Chemicals (3.6%):
9,720 Balchem Corp. 1,490,659
32,057 Celanese Corp. 1,355,370
44,391 Chemours Co. (The) 523,370
33,843 Eastman Chemical Co. 2,160,199
67,178 Element Solutions, Inc. 1,678,778
37,031 FMC Corp. 513,620
6,143 Hawkins, Inc. 872,675
15,516 HB Fuller Co. 922,581
10,536 Ingevity Corp.* 623,521
7,178 Innospec, Inc. 549,404
6,058 Koppers Holdings, Inc. 164,051
9,273 Minerals Technologies, Inc. 565,189
4,043 Quaker Chemical Corp. 555,144
12,390 Sensient Technologies Corp. 1,164,041
45,166 Solstice Advanced Materials, Inc.* 2,194,164
6,279 Stepan Co. 297,373
15,630,139
Commercial Services & Supplies (2.4%):
17,864 ABM Industries, Inc. 755,647
12,693 Brady Corp., Class A 994,750
17,642 Casella Waste Systems, Inc.* 1,727,858
30,824 CoreCivic, Inc.* 589,047
13,431 Deluxe Corp. 299,914
23,548 Enviri Corp.* 421,980
40,165 GEO Group, Inc. (The)* 647,460
20,787 Healthcare Services Group, Inc.* 397,448
20,181 HNI Corp. 848,409
Shares Value
Common Stocks, continued
Commercial Services & Supplies, continued
17,298 Interface, Inc. $ 482,960
7,019 Liquidity Services, Inc.* 212,746
9,281 Matthews International Corp., Class A 242,420
20,671 MillerKnoll, Inc. 377,866
31,286 OPENLANE, Inc.* 931,697
43,716 Pitney Bowes, Inc. 462,078
6,109 Pursuit Attractions and Hospitality, Inc.* 205,751
4,400 UniFirst Corp. 848,760
33,385 Vestis Corp. 222,678
10,669,469
Communications Equipment (1.2%):
17,553 Calix, Inc.* 929,080
10,884 Digi International, Inc.* 471,168
38,758 Extreme Networks, Inc.* 645,321
33,584 Harmonic, Inc.* 332,146
20,102 NetScout Systems, Inc.* 543,960
39,657 Viasat, Inc.* 1,366,580
65,517 Viavi Solutions, Inc.* 1,167,513
5,455,768
Construction & Engineering (1.9%):
14,444 Arcosa, Inc. 1,535,686
14,969 Everus Construction Group, Inc.* 1,280,747
12,815 Granite Construction, Inc. 1,478,210
4,546 MYR Group, Inc.* 993,301
15,548 Primoris Services Corp. 1,930,129
53,313 WillScot Holdings Corp. 1,003,884
8,221,957
Consumer Finance (0.9%):
13,616 Bread Financial Holdings, Inc. 1,007,992
6,538 Encore Capital Group, Inc.* 355,340
7,324 Enova International, Inc.* 1,151,333
17,455 EZCORP, Inc., Class A* 338,976
22,410 Navient Corp. 291,330
11,856 PRA Group, Inc.* 209,733
11,924 PROG Holdings, Inc. 351,639
963 World Acceptance Corp.* 135,196
3,841,539
Consumer Staples Distribution & Retail (0.7%):
10,081 Andersons, Inc. (The) 536,007
10,521 Chefs' Warehouse, Inc. (The)* 655,774
28,730 Grocery Outlet Holding Corp.*^ 290,173
7,425 PriceSmart, Inc. 910,825
17,681 United Natural Foods, Inc.* 595,319
2,988,098
Containers & Packaging (0.6%):
45,103 O-I Glass, Inc.* 665,720
43,036 Sealed Air Corp. 1,782,982
2,448,702
Distributors (0.5%):
74,104 LKQ Corp. 2,237,941
Diversified Consumer Services (1.0%):
10,619 Adtalem Global Education, Inc.* 1,098,748
21,104 Frontdoor, Inc.* 1,217,490

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Diversified Consumer Services, continued
29,094 Mister Car Wash, Inc.* $ 161,763
17,729 Perdoceo Education Corp. 519,992
6,916 Strategic Education, Inc. 554,663
12,637 Stride, Inc.* 820,520
4,373,176
Diversified REITs (0.7%):
21,429 Alexander & Baldwin, Inc. 442,295
14,185 American Assets Trust, Inc. 268,522
23,753 Armada Hoffler Properties, Inc. 157,245
58,178 Essential Properties Realty Trust, Inc. 1,725,559
60,022 Global Net Lease, Inc. 516,189
3,109,810
Diversified Telecommunication Services (0.8%):
14,092 Cogent Communications Holdings, Inc. 303,823
29,384 Iridium Communications, Inc. 510,694
277,305 Lumen Technologies, Inc.* 2,154,660
13,409 Shenandoah Telecommunications Co. 155,008
53,478 Uniti Group, Inc.* 374,881
3,499,066
Electric Utilities (0.6%):
47,832 Hawaiian Electric Industries, Inc.* 588,333
10,781 MGE Energy, Inc. 845,446
12,354 Otter Tail Corp. 998,327
2,432,106
Electrical Equipment (0.7%):
2,766 Powell Industries, Inc. 881,745
67,978 Sunrun, Inc.* 1,250,795
6,686 Vicor Corp.* 732,786
2,865,326
Electronic Equipment, Instruments & Components (4.6%):
11,137 Advanced Energy Industries, Inc. 2,331,754
30,764 Arlo Technologies, Inc.* 430,388
8,627 Badger Meter, Inc. 1,504,635
10,509 Benchmark Electronics, Inc. 449,365
8,281 CTS Corp. 355,006
7,746 ePlus, Inc. 679,324
9,113 Insight Enterprises, Inc.* 742,436
13,552 Itron, Inc.* 1,258,439
24,596 Knowles Corp.* 527,092
72,781 Mirion Technologies, Inc.* 1,704,531
4,695 OSI Systems, Inc.* 1,197,507
3,453 PC Connection, Inc. 199,445
7,968 Plexus Corp.* 1,171,296
33,122 Ralliant Corp. 1,686,241
4,883 Rogers Corp.* 447,136
15,856 Sanmina Corp.* 2,379,510
6,092 ScanSource, Inc.* 237,954
30,398 TTM Technologies, Inc.* 2,097,462
36,508 Vishay Intertechnology, Inc. 529,001
19,928,522
Energy Equipment & Services (2.1%):
51,414 Archrock, Inc. 1,337,792
22,921 Atlas Energy Solutions, Inc. 215,916
7,246 Bristow Group, Inc.* 265,348
Shares Value
Common Stocks, continued
Energy Equipment & Services, continued
19,713 Cactus, Inc., Class A $ 900,490
13,685 Core Laboratories, Inc. 219,371
41,939 Helix Energy Solutions Group, Inc.* 262,958
29,243 Helmerich & Payne, Inc. 838,689
11,439 Innovex International, Inc.* 250,171
24,213 Kodiak Gas Services, Inc. 905,566
47,652 Liberty Energy, Inc. 879,656
36,839 Noble Corp PLC 1,040,333
28,919 Oceaneering International, Inc.* 694,924
106,093 Patterson-UTI Energy, Inc. 648,228
27,191 RPC, Inc. 147,919
13,406 Tidewater, Inc.* 677,137
9,284,498
Entertainment (0.5%):
30,472 Cinemark Holdings, Inc. 708,169
5,296 Madison Square Garden Sports Corp.*^ 1,369,811
2,077,980
Financial Services (2.0%):
10,339 Enact Holdings, Inc. 409,838
19,223 EVERTEC, Inc. 559,197
36,370 HA Sustainable Infrastructure Capital, Inc. 1,143,109
13,161 Jackson Financial, Inc., Class A 1,403,621
21,724 NCR Atleos Corp.* 827,901
23,292 NMI Holdings, Inc.* 950,081
86,643 Payoneer Global, Inc.* 486,934
40,568 Radian Group, Inc. 1,460,042
4,994 Sezzle, Inc.* 316,994
9,939 Walker & Dunlop, Inc. 597,831
61,049 Western Union Co. (The) 568,366
8,723,914
Food Products (1.0%):
13,308 Cal-Maine Foods, Inc. 1,058,917
9,839 Fresh Del Monte Produce, Inc. 350,564
14,207 Freshpet, Inc.* 865,632
4,472 J & J Snack Foods Corp. 404,135
2,799 John B Sanfilippo & Son, Inc. 197,609
26,684 Simply Good Foods Co. (The)* 535,815
5,551 Tootsie Roll Industries, Inc. 203,333
12,807 TreeHouse Foods, Inc.* 302,117
10,737 Vital Farms, Inc.* 342,940
4,261,062
Gas Utilities (0.6%):
7,006 Chesapeake Utilities Corp. 874,069
60,566 MDU Resources Group, Inc. 1,182,248
11,854 Northwest Natural Holding Co. 554,056
2,610,373
Ground Transportation (0.6%):
6,730 ArcBest Corp. 499,299
13,522 Heartland Express, Inc. 122,103
36,307 Hertz Global Holdings, Inc.*^ 186,618
17,104 Marten Transport, Ltd. 194,643
48,009 RXO, Inc.* 606,834
14,811 Schneider National, Inc., Class B 392,936

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Ground Transportation, continued
17,569 Werner Enterprises, Inc. $ 527,246
2,529,679
Health Care Equipment & Supplies (3.2%):
12,192 Artivion, Inc.* 556,077
13,125 Avanos Medical, Inc.* 147,394
9,083 CONMED Corp. 368,770
17,248 Embecta Corp. 204,906
16,320 Enovis Corp.* 434,765
16,914 Glaukos Corp.* 1,909,760
7,217 ICU Medical, Inc.* 1,029,649
7,707 Inspire Medical Systems, Inc.* 710,816
10,252 Integer Holdings Corp.* 804,064
19,714 Integra LifeSciences Holdings Corp.* 244,848
6,037 LeMaitre Vascular, Inc. 489,601
17,428 Merit Medical Systems, Inc.* 1,536,104
64,268 Neogen Corp.* 449,233
13,246 Omnicell, Inc.* 600,044
19,886 QuidelOrtho Corp.* 567,944
14,568 STAAR Surgical Co.* 336,375
19,868 Tandem Diabetes Care, Inc.* 436,699
13,019 Teleflex, Inc. 1,588,839
10,011 TransMedics Group, Inc.* 1,217,838
2,296 UFP Technologies, Inc.* 509,781
14,143,507
Health Care Providers & Services (2.2%):
27,088 Acadia Healthcare Co., Inc.* 384,379
32,384 AdaptHealth Corp.* 322,545
5,308 Addus HomeCare Corp.* 570,026
10,821 AMN Healthcare Services, Inc.* 170,539
12,557 Astrana Health, Inc.* 311,539
32,954 Brightspring Health Services, Inc.* 1,234,127
34,700 Concentra Group Holdings Parent, Inc. 682,896
9,223 CorVel Corp.* 624,120
3,759 National HealthCare Corp. 515,321
38,088 NeoGenomics, Inc.* 447,915
24,672 Pediatrix Medical Group, Inc.* 527,734
33,425 Privia Health Group, Inc.* 792,507
23,476 Progyny, Inc.* 602,864
20,358 RadNet, Inc.* 1,452,543
33,268 Select Medical Holdings Corp. 494,030
4,491 US Physical Therapy, Inc. 350,702
9,483,787
Health Care REITs (0.8%):
65,796 CareTrust REIT, Inc. 2,379,183
12,816 LTC Properties, Inc. 440,614
147,028 Medical Properties Trust, Inc. 735,140
3,970 Universal Health Realty Income Trust 155,664
3,710,601
Health Care Technology (0.4%):
35,375 Certara, Inc.* 311,654
7,010 HealthStream, Inc. 161,721
16,408 Schrodinger, Inc.* 293,375
34,411 Waystar Holding Corp.* 1,126,960
1,893,710
Shares Value
Common Stocks, continued
Hotel & Resort REITs (1.0%):
68,071 Apple Hospitality REIT, Inc. $ 806,641
62,467 DiamondRock Hospitality Co. 559,704
34,023 Pebblebrook Hotel Trust 385,141
18,581 Ryman Hospitality Properties, Inc. 1,758,134
32,733 Summit Hotel Properties, Inc. 159,410
57,372 Sunstone Hotel Investors, Inc. 512,906
28,652 Xenia Hotels & Resorts, Inc. 405,139
4,587,075
Hotels, Restaurants & Leisure (2.2%):
6,249 BJ's Restaurants, Inc.* 246,211
23,277 Bloomin' Brands, Inc. 143,619
13,031 Brinker International, Inc.* 1,870,209
59,972 Caesars Entertainment, Inc.* 1,402,745
13,443 Cheesecake Factory, Inc. (The)^ 678,603
6,471 Cracker Barrel Old Country Store, Inc.^ 164,363
8,000 Dave & Buster's Entertainment, Inc.* 129,680
5,830 Golden Entertainment, Inc. 158,518
7,684 Marriott Vacations Worldwide Corp. 443,290
3,579 Monarch Casino & Resort, Inc. 342,510
9,604 Papa John's International, Inc. 369,658
37,148 Penn Entertainment, Inc.* 547,933
14,230 Red Rock Resorts, Inc., Class A 881,548
119,846 Sabre Corp.* 162,991
11,686 Shake Shack, Inc., Class A* 948,553
29,813 Six Flags Entertainment Corp.* 457,331
7,957 United Parks & Resorts, Inc.* 288,839
48,666 Wendy's Co. (The) 405,388
9,641,989
Household Durables (3.0%):
2,295 Cavco Industries, Inc.* 1,355,748
7,630 Century Communities, Inc. 452,841
16,366 Champion Homes, Inc.* 1,382,927
8,359 Dream Finders Homes, Inc., Class A* 142,939
7,176 Ethan Allen Interiors, Inc. 163,900
8,785 Green Brick Partners, Inc.* 550,468
6,740 Installed Building Products, Inc. 1,748,289
12,082 La-Z-Boy, Inc. 450,296
40,407 Leggett & Platt, Inc. 444,477
5,964 LGI Homes, Inc.* 256,213
7,653 M/I Homes, Inc.* 979,201
20,028 Meritage Homes Corp. 1,317,842
15,023 Mohawk Industries, Inc.* 1,642,014
125,256 Newell Brands, Inc. 465,952
35,277 Sonos, Inc.* 619,464
25,312 Tri Pointe Homes, Inc.* 796,569
9,149 Worthington Enterprises, Inc. 471,814
13,240,954
Household Products (0.5%):
3,503 Central Garden & Pet Co.* 112,621
13,952 Central Garden & Pet Co., Class A* 407,259
17,865 Energizer Holdings, Inc. 355,335
16,351 Reynolds Consumer Products, Inc. 374,765
3,920 WD-40 Co. 771,848
2,021,828

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Independent Power and Renewable Electricity Producers
(0.3%):
12,175 Clearway Energy, Inc., Class A $ 382,538
23,596 Clearway Energy, Inc., Class C 784,803
1,167,341
Industrial REITs (0.7%):
8,261 Innovative Industrial Properties, Inc. 391,241
17,156 LXP Industrial Trust 850,595
30,817 Terreno Realty Corp. 1,809,266
3,051,102
Insurance (2.6%):
6,510 AMERISAFE, Inc. 250,049
13,450 Assured Guaranty, Ltd. 1,208,752
6,676 Employers Holdings, Inc. 288,203
125,631 Genworth Financial, Inc.* 1,134,448
7,351 Goosehead Insurance, Inc., Class A 541,401
3,207 HCI Group, Inc. 614,750
12,250 Horace Mann Educators Corp. 565,705
51,271 Lincoln National Corp. 2,283,098
8,102 Mercury General Corp. 762,074
7,834 Palomar Holdings, Inc.* 1,055,710
15,062 ProAssurance Corp.* 363,898
4,873 Safety Insurance Group, Inc. 379,655
25,933 SiriusPoint, Ltd.* 567,673
8,411 Stewart Information Services Corp. 590,957
10,317 Trupanion, Inc.* 385,546
6,954 United Fire Group, Inc. 252,778
11,244,697
Interactive Media & Services (0.9%):
11,060 Angi, Inc.* 143,006
23,684 Cargurus, Inc.* 908,281
17,103 Cars.com, Inc.* 208,656
18,977 IAC, Inc.* 742,001
16,608 QuinStreet, Inc.* 238,657
7,120 Shutterstock, Inc. 135,992
33,998 TripAdvisor, Inc.* 495,011
16,885 Yelp, Inc.* 513,135
11,551 Ziff Davis, Inc.* 406,018
3,790,757
IT Services (0.4%):
20,115 DigitalOcean Holdings, Inc.* 967,934
53,864 DXC Technology Co.* 789,107
19,998 Grid Dynamics Holdings, Inc.* 180,582
1,937,623
Leisure Products (0.3%):
8,080 Acushnet Holdings Corp. 644,945
41,055 Topgolf Callaway Brands Corp.* 479,112
1,124,057
Life Sciences Tools & Services (0.3%):
11,885 Azenta, Inc.* 395,295
11,217 BioLife Solutions, Inc.* 271,227
32,297 Cytek Biosciences, Inc.* 163,100
27,062 Fortrea Holdings, Inc.* 466,820
4,420 OmniAb, Inc. - Vesting 12.5*(a) —
Shares Value
Common Stocks, continued
Life Sciences Tools & Services, continued
4,420 OmniAb, Inc. - Vesting 15*(a) $ —
1,296,442
Machinery (4.1%):
3,185 Alamo Group, Inc. 534,666
8,482 Albany International Corp. 430,037
6,606 Astec Industries, Inc. 286,172
15,317 Enerpac Tool Group Corp. 585,722
6,166 Enpro, Inc. 1,320,326
7,690 ESCO Technologies, Inc. 1,502,549
18,140 Federal Signal Corp. 1,969,823
11,126 Franklin Electric Co., Inc. 1,062,867
75,830 Gates Industrial Corp. plc* 1,628,070
9,094 Greenbrier Cos., Inc. (The) 425,054
20,308 Hillenbrand, Inc. 644,170
15,282 JBT Marel Corp. 2,302,539
3,427 Kadant, Inc. 976,763
22,263 Kennametal, Inc. 632,492
3,160 Lindsay Corp. 372,469
46,203 Mueller Water Products, Inc., Class A 1,100,555
6,970 Proto Labs, Inc.* 352,612
3,501 Standex International Corp. 760,697
5,464 Tennant Co. 402,697
14,901 Titan International, Inc.* 116,675
23,597 Trinity Industries, Inc. 623,905
18,030,860
Marine Transportation (0.3%):
9,159 Matson, Inc. 1,131,594
Media (0.5%):
1,362 Cable One, Inc. 153,702
39,769 DoubleVerify Holdings, Inc.* 454,957
12,008 John Wiley & Sons, Inc., Class A 367,805
6,738 Scholastic Corp. 199,647
47,295 TEGNA, Inc. 917,996
2,094,107
Metals & Mining (1.1%):
3,191 Alpha Metallurgical Resources, Inc.* 637,817
15,664 Century Aluminum Co.* 613,716
4,751 Kaiser Aluminum Corp. 545,700
6,092 Materion Corp. 757,357
10,542 Metallus, Inc.* 180,901
25,841 SunCoke Energy, Inc. 186,055
15,411 Warrior Met Coal, Inc. 1,358,788
9,399 Worthington Steel, Inc. 325,393
4,605,727
Mortgage Real Estate Investment Trusts (REITs) (1.0%):
24,936 Adamas Trust, Inc. 182,033
39,537 Apollo Commercial Real Estate Finance, Inc. 382,718
58,329 Arbor Realty Trust, Inc.^ 452,633
31,749 ARMOUR Residential REIT, Inc. 561,640
45,902 Blackstone Mortgage Trust, Inc., Class A 878,105
28,359 Ellington Financial, Inc. 385,115
26,818 Franklin BSP Realty Trust, Inc. 268,984
17,857 KKR Real Estate Finance Trust, Inc. 146,785
27,918 PennyMac Mortgage Investment Trust 350,371
41,436 Redwood Trust, Inc. 229,141

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Mortgage Real Estate Investment Trusts (REITs), continued
32,760 Two Harbors Investment Corp. $ 343,980
4,181,505
Multi-Utilities (0.3%):
23,471 Avista Corp. 904,572
5,113 Unitil Corp. 247,674
1,152,246
Office REITs (0.7%):
53,335 Brandywine Realty Trust 155,738
49,757 Douglas Emmett, Inc. 546,829
12,661 Easterly Government Properties, Inc. 268,287
31,406 Highwoods Properties, Inc. 810,903
17,447 JBG SMITH Properties 296,774
20,651 SL Green Realty Corp. 947,261
3,025,792
Oil, Gas & Consumable Fuels (2.3%):
22,908 California Resources Corp. 1,024,217
23,167 Comstock Resources, Inc.* 537,011
15,028 Core Natural Resources, Inc. 1,330,128
70,575 Crescent Energy Co., Class A 592,124
8,698 CVR Energy, Inc.* 221,277
10,864 Dorian LPG, Ltd. 264,430
11,779 International Seaways, Inc. 571,871
13,335 Kinetik Holdings, Inc.^ 480,727
54,075 Magnolia Oil & Gas Corp., Class A 1,183,702
28,986 Northern Oil & Gas, Inc. 622,329
14,597 Par Pacific Holdings, Inc.* 512,939
35,826 Peabody Energy Corp. 1,064,032
8,437 REX American Resources Corp.* 272,684
33,417 SM Energy Co. 624,898
37,162 Talos Energy, Inc.* 409,525
15,689 World Kinect Corp. 367,593
10,079,487
Paper & Forest Products (0.1%):
9,837 Sylvamo Corp. 473,652
Passenger Airlines (0.5%):
3,961 Allegiant Travel Co.* 337,755
86,825 JetBlue Airways Corp.* 395,054
11,786 SkyWest, Inc.* 1,183,432
16,078 Sun Country Airlines Holdings, Inc.* 231,362
2,147,603
Personal Care Products (0.2%):
14,007 Edgewell Personal Care Co. 238,819
5,327 Interparfums, Inc. 451,890
690,709
Pharmaceuticals (2.0%):
10,451 Amphastar Pharmaceuticals, Inc.* 279,878
5,028 ANI Pharmaceuticals, Inc.* 396,910
9,349 Collegium Pharmaceutical, Inc.* 432,859
27,568 Corcept Therapeutics, Inc.* 959,366
11,790 Harmony Biosciences Holdings, Inc.* 441,182
36,571 Indivior PLC* 1,312,168
17,617 Innoviva, Inc.* 352,164
5,824 Ligand Pharmaceuticals, Inc.* 1,101,144
Shares Value
Common Stocks, continued
Pharmaceuticals, continued
78,431 Organon & Co. $ 562,350
12,797 Pacira BioSciences, Inc.* 331,186
39,596 Perrigo Co. plc 551,176
5,942 Phibro Animal Health Corp., Class A 221,993
14,203 Prestige Consumer Healthcare, Inc.* 876,183
16,799 Supernus Pharmaceuticals, Inc.* 834,910
8,653,469
Professional Services (1.4%):
45,135 Amentum Holdings, Inc.* 1,308,915
7,937 CSG Systems International, Inc. 608,689
9,713 Insperity, Inc. 376,087
15,212 Korn Ferry 1,004,296
13,994 ManpowerGroup, Inc. 416,042
29,314 Robert Half, Inc. 796,168
38,337 Upwork, Inc.* 759,839
47,138 Verra Mobility Corp.* 1,056,363
6,326,399
Real Estate Management & Development (0.6%):
67,984 Cushman & Wakefield, Ltd.* 1,100,661
26,631 eXp World Holdings, Inc.^ 241,011
35,676 Kennedy-Wilson Holdings, Inc. 344,987
6,776 Marcus & Millichap, Inc. 184,917
11,584 St. Joe Co. (The) 687,742
2,559,318
Residential REITs (0.3%):
4,917 Centerspace 328,062
24,989 Elme Communities* 434,809
6,436 NexPoint Residential Trust, Inc. 193,724
22,732 Veris Residential, Inc. 338,252
1,294,847
Retail REITs (1.5%):
38,846 Acadia Realty Trust 797,897
27,022 Curbline Properties Corp. 627,181
15,075 Getty Realty Corp. 412,603
74,824 Macerich Co. (The) 1,381,251
35,680 Phillips Edison & Co., Inc. 1,269,137
3,692 Saul Centers, Inc. 116,409
33,098 Tanger, Inc. 1,104,480
37,137 Urban Edge Properties 712,659
13,897 Whitestone REIT 193,029
6,614,646
Semiconductors & Semiconductor Equipment (3.9%):
15,648 ACM Research, Inc., Class A* 617,313
7,121 Alpha & Omega Semiconductor, Ltd.* 141,067
9,038 Axcelis Technologies, Inc.* 726,113
13,496 Cohu, Inc.* 314,052
13,393 Diodes, Inc.* 660,811
38,252 Enphase Energy, Inc.* 1,225,976
22,676 FormFactor, Inc.* 1,264,867
9,954 Ichor Holdings, Ltd.* 183,452
7,600 Impinj, Inc.* 1,322,476
15,239 Kulicke & Soffa Industries, Inc. 694,289
24,134 MaxLinear, Inc.* 420,656
9,206 PDF Solutions, Inc.* 262,647
13,812 Penguin Solutions, Inc.* 270,163

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
17,318 Photronics, Inc.* $ 554,176
15,078 Power Integrations, Inc. 535,872
25,023 Qorvo, Inc.* 2,114,694
25,433 Semtech Corp.* 1,874,158
6,446 SiTime Corp.* 2,276,663
17,444 SolarEdge Technologies, Inc.* 503,259
12,990 Ultra Clean Holdings, Inc.* 329,037
17,504 Veeco Instruments, Inc.* 500,264
16,792,005
Software (3.8%):
20,919 A10 Networks, Inc. 370,057
30,493 ACI Worldwide, Inc.* 1,457,870
32,479 Adeia, Inc. 560,263
7,443 Agilysys, Inc.* 884,526
14,194 Alarm.com Holdings, Inc.* 724,178
14,617 BlackLine, Inc.* 808,174
43,090 Box, Inc., Class A* 1,288,822
82,819 Cleanspark, Inc.* 838,128
25,520 Clear Secure, Inc., Class A 895,242
7,674 InterDigital, Inc. 2,443,248
18,582 LiveRamp Holdings, Inc.* 545,753
111,399 MARA Holdings, Inc.* 1,000,363
22,608 N-able, Inc.* 169,108
42,575 NCR Voyix Corp.* 434,265
12,496 Progress Software Corp.* 536,828
18,308 Q2 Holdings, Inc.* 1,321,105
36,057 Sprinklr, Inc., Class A* 280,524
11,005 SPS Commerce, Inc.* 980,876
27,388 Teradata Corp.* 833,691
16,373,021
Specialized REITs (0.7%):
28,995 Four Corners Property Trust, Inc. 668,624
45,309 Millrose Properties, Inc. 1,353,380
42,818 Outfront Media, Inc. 1,031,914
14,248 Safehold, Inc. 195,055
3,248,973
Specialty Retail (3.4%):
19,563 Academy Sports & Outdoors, Inc. 977,367
17,483 Advance Auto Parts, Inc. 687,082
46,264 American Eagle Outfitters, Inc. 1,219,982
5,731 Asbury Automotive Group, Inc.* 1,332,629
8,943 Boot Barn Holdings, Inc.* 1,578,171
8,659 Buckle, Inc. (The) 462,564
43,140 CarMax, Inc.* 1,666,930
3,647 Group 1 Automotive, Inc. 1,434,365
8,964 Guess?, Inc. 150,147
5,588 MarineMax, Inc.* 135,397
9,102 Monro, Inc. 182,404
23,303 National Vision Holdings, Inc.* 601,683
28,880 Sally Beauty Holdings, Inc.* 411,829
11,957 Signet Jewelers, Ltd. 990,996
4,375 Sonic Automotive, Inc., Class A 270,638
15,510 Upbound Group, Inc. 272,356
15,884 Urban Outfitters, Inc.* 1,195,430
Shares Value
Common Stocks, continued
Specialty Retail, continued
23,547 Victoria's Secret & Co.* $ 1,275,541
14,845,511
Technology Hardware, Storage & Peripherals (0.0%
†
):
14,349 Corsair Gaming, Inc.* 85,233
Textiles, Apparel & Luxury Goods (0.8%):
10,812 Carter's, Inc. 350,633
11,191 G-III Apparel Group, Ltd. 324,091
14,855 Kontoor Brands, Inc. 907,492
4,321 Oxford Industries, Inc. 147,778
21,221 Steven Madden, Ltd. 883,642
62,298 Under Armour, Inc., Class A*^ 309,621
18,032 Under Armour, Inc., Class C* 86,554
23,963 Wolverine World Wide, Inc. 434,929
3,444,740
Tobacco (0.1%):
7,483 Universal Corp. 394,728
Trading Companies & Distributors (1.1%):
30,778 Air Lease Corp. 1,976,871
10,814 Boise Cascade Co. 795,910
54,500 DNOW, Inc.* 722,125
3,738 DXP Enterprises, Inc.* 410,395
18,032 Rush Enterprises, Inc., Class A 972,646
4,877,947
Water Utilities (0.5%):
11,062 American States Water Co. 801,774
17,257 California Water Service Group 747,746
9,546 H2O America 467,658
5,237 Middlesex Water Co. 264,050
2,281,228
Wireless Telecommunication Services (0.3%):
21,275 Gogo, Inc.* 99,142
28,755 Telephone and Data Systems, Inc. 1,178,955
1,278,097
Total Common Stocks (Cost $317,034,328) 431,233,770
Affiliated Investment Company (0.8%):
Money Market Funds (0.8%):
3,353,547 BlackRock Liquidity FedFund, Institutional Class,
4.14%
+
(b)(c) 3,353,547
Total Affiliated Investment Company (Cost $3,353,547) 3,353,547
Unaffiliated Investment Company (0.1%):
Money Market Funds (0.1%):
290,235 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 3.64%(c) 290,235
Total Unaffiliated Investment Company (Cost $290,235) 290,235
Total Investment Securities
(Cost $320, 6 78 , 11 0 ) — 100.0% (d) 434,877,552
Net other assets (liabilities) — 0.0%
†
(105,169)
Net Assets — 100.0% $ 434,772,383

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2025 .
ADR—American Depository Receipt
REIT—Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of December 31, 2025. The total value of securities on loan as of December 31, 2025 was $3,266,274.
+ Affiliated Securities
(a) Security was valued using significant unobservable inputs as of December 31, 2025.
(b) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2025.
(c) The rate represents the effective yield at December 31, 2025.
(d) See Federal Tax Information listed in the Notes to the Financial Statements.
† Represents less than 0.05%.
Amounts shown as “—“ are either $0 or round to less than $1.
Futures Contracts
At December 31, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
E-Mini Russell 2000 Index March Futures (U.S. Dollar) 3/20/26 29 $ 3,622,100 $ (3,552)
$ (3,552)

AZL Small Cap Stock Index Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2025
Statement of Operations
For the Year Ended December 31, 2025
Assets:
Investments in non-affiliates, at cost $ 317,324,563
Investments in affiliates, at cost 3,353,547
aaa
aaa
Investments in non-affiliates, at value(a) $ 431,524,005
Investments in affiliates, at value 3,353,547
Deposit at broker for futures contracts collateral 48,600
Interest and dividends receivable 529,461
Receivable for capital shares issued 36,725
Receivable for investments sold 2,964,008
Prepaid expenses 2,007
Total Assets 438,458,353
Liabilities:
Payable for investments purchased 31,710
Payable for capital shares redeemed 10,537
Payable for collateral received on loaned securities 3,353,547
Payable for variation margin on futures contracts 5,284
Management fees payable 98,434
Administration fees payable 37,300
Distribution fees payable 88,195
Custodian fees payable 6,314
Administrative and compliance services fees payable 1,042
Transfer agent fees payable 2,752
Trustee fees payable 3,233
Other accrued liabilities 47,622
Total Liabilities 3,685,970
Commitments and contingent liabilities^
Net Assets
$ 434,772,383
Net Assets Consist of:
Paid-in capital $ 279, 607,495
Total distributable earnings 155, 164,888
Net Assets
$ 434,772,383
Class 1
Net Assets $ 29,597,449
Shares of beneficial interest (unlimited number of shares authorized, no par value)
*
2,255,039
Net Asset Value (offering and redemption price per share)
*
$ 13.13
Class 2
Net Assets $ 405,174,934
Shares of beneficial interest (unlimited number of shares authorized, no par value) 36,319,175
Net Asset Value (offering and redemption price per share) $ 11.16
(a) Includes securities on loan of $3,266,274.
^ See Note 3 in Notes to the Financial Statements.
* Shares of beneficial interest and the Net Asset Value reflect a 2 to 1 reverse share split which occurred on September 19, 2025. See Note 11 in Notes to the Financial
Statements.
Investment Income:
Dividends $ 5,954,029
Interest 9,089
Income from securities lending 38,704
Foreign withholding tax (8,095)
Total Investment Income 5,993,727
Expenses:
Management fees 1,136,816
Administration fees 193,403
Distribution fees - Class 2 1,018,491
Custodian fees 33,811
Administrative and compliance services fees 10,722
Transfer agent fees 13,902
Trustee fees 23,797
Professional fees 26,865
Licensing fees 111,814
Shareholder reports 13,274
Other expenses 10,705
Total expenses 2,593,600
Net Investment Income/(Loss)
3,400,127
Net realized and Change in net unrealized gains/(losses) on
investments:
Net realized gains/(losses) on securities and foreign currencies 48,818,344
Net realized gains/(losses) on futures contracts (113,176)
Change in net unrealized appreciation/(depreciation) on securities and foreign currencies (29,031,665)
Change in net unrealized appreciation/(depreciation) on futures contracts 6,885
Net realized and Change in net unrealized gains/(losses) on
investments
19,680,388
Change in Net Assets Resulting From Operations
$ 23,080,515

AZL Small Cap Stock Index Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2025
(a)
For the
Year Ended
December 31, 2024
(a)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 3,400,127 $ 4,983,603
Net realized gains/(losses) on investments 48,705,168 66,682,150
Change in unrealized appreciation/(depreciation) on investments (29,024,780) (40,160,832)
Change in net assets resulting from operations 23,080,515 31,504,921
Distributions to Shareholders:
Class 1 (4,025,056) (3,413,886)
Class 2 (63,345,224) (26,404,044)
Change in net assets resulting from distributions to shareholders (67,370,280) (29,817,930)
Capital Transactions:
Class 1
Proceeds from shares issued 244,101 343,445
Proceeds from dividends reinvested 4,025,056 3,413,886
Value of shares redeemed (5,005,753) (5,339,852)
Total Class 1 Shares (736,596) (1,582,521)
Class 2
Proceeds from shares issued 13,405,591 1,886,971
Proceeds from dividends reinvested 63,345,224 26,404,044
Value of shares redeemed (67,982,202) (177,597,723)
Total Class 2 Shares 8,768,613 (149,306,708)
Change in net assets resulting from capital transactions 8,032,017 (150,889,229)
Change in net assets (36,257,748) (149,202,238)
Net Assets:
Beginning of period 471,030,131 620,232,369
End of period $ 434,772,383 $ 471,030,131
Share Transactions:
Class 1
Shares issued 17,944 22,978
Dividends reinvested 310,336 241,434
Shares redeemed (368,151) (360,627)
Total Class 1 Shares (39,871) (96,215)
Class 2
Shares issued 1,193,964 152,093
Dividends reinvested 5,742,994 2,144,926
Shares redeemed (5,811,159) (14,895,453)
Total Class 2 Shares 1,125,799 (12,598,434)
Change in shares 1,085,928 (12,694,649)
(a) Class 1 share transactions reflect a 2 to 1 reverse share split which occurred on September 19, 2025. See Note 11 in Notes to the Financial Statements.

AZL Small Cap Stock Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Year Ended
December 31,
2025
(a)
Year Ended
December 31,
2024
(a)
Year Ended
December 31,
2023
(a)
Year Ended
December 31,
2022
(a)
Year Ended
December 31,
2021
(a)
Class 1
Net Asset Value, Beginning of Period
$ 14.32  $ 14.72  $ 14.44  $ 23.50  $ 19.52
Investment Activities:
Net Investment Income/(Loss)(b) 0.14  0.18  0.20  0.20  0.22
Net Realized and Unrealized Gains/(Losses) on Investments 0.65  1.04  1.76  (4.22) 4.88
Total from Investment Activities 0.79  1.22  1.96  (4.02) 5.10
Distributions to Shareholders From:
Net Investment Income (0.20) (0.42) (0.32) (0.32) (0.28)
Net Realized Gains (1.78) (1.20) (1.36) (4.72) (0.84)
Total Dividends (1.98) (1.62) (1.68) (5.04) (1.12)
Net Asset Value, End of Period
$ 13.13  $ 14.32  $ 14.72  $ 14.44  $ 23.50
Total Return
(c) 5.71% 8.30% 15.64% (16.45)% 26.37%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 29,597  $ 32,862  $ 35,207  $ 34,525  $ 46,174
Net Investment Income/(Loss) 1.01% 1.18% 1.36% 1.08% 0.95%
Expenses Before Reductions(d) 0.36% 0.34% 0.33% 0.32% 0.33%
Expenses Net of Reductions 0.36% 0.34% 0.33% 0.32% 0.33%
Portfolio Turnover Rate(e) 22% 19% 27% 12% 20%
Class 2
Net Asset Value, Beginning of Period
$ 12.45  $ 12.24  $ 11.43  $ 16.77  $ 13.74
Investment Activities:
Net Investment Income/(Loss)(b) 0.09  0.12  0.13  0.12  0.12
Net Realized and Unrealized Gains/(Losses) on Investments 0.56  0.85  1.48  (2.98) 3.44
Total from Investment Activities 0.65  0.97  1.61  (2.86) 3.56
Distributions to Shareholders From:
Net Investment Income (0.16) (0.16) (0.12) (0.12) (0.11)
Net Realized Gains (1.78) (0.60) (0.68) (2.36) (0.42)
Total Dividends (1.94) (0.76) (0.80) (2.48) (0.53)
Net Asset Value, End of Period
$ 11.16  $ 12.45  $ 12.24  $ 11.43  $ 16.77
Total Return
(c) 5.46% 7.99% 15.36% (16.65)% 26.04%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 405,175  $ 438,169  $ 585,025  $ 585,701  $ 825,440
Net Investment Income/(Loss) 0.76% 0.94% 1.12% 0.82% 0.71%
Expenses Before Reductions(d) 0.61% 0.59% 0.58% 0.57% 0.58%
Expenses Net of Reductions 0.61% 0.59% 0.58% 0.57% 0.58%
Portfolio Turnover Rate(e) 22% 19% 27% 12% 20%
(a) Class 1 had a 2 to 1 reverse share split effective September 19, 2025. Prior year net asset values and per share amounts have been retrospectively adjusted to reflect the impact of the reverse share split. See Note 11 in Notes to the Financial Statements.
(b) Calculated using the average shares method.
(c) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

AZL Small Cap Stock Index Fund
Notes to the Financial Statements
December 31, 2025

1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Small Cap Stock
Index Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

AZL Small Cap Stock Index Fund
Notes to the Financial Statements
December 31, 2025

Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance
Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment
Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Class Allocation
The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at December 31, 2025 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent
9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $3,819 during the year ended December 31, 2025. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $3,353,547 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of December 31, 2025. At December 31, 2025, there were no master netting provisions in the securities lending agreement.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2025, the Fund did not engage in any Rule 17a-7 transactions.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type.
Futures Contracts
During the year ended December 31, 2025, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the year ended December
31, 2025, the monthly average notional amount for long contracts was $3.0 million. There was no short contract activity during the year. Realized gains and losses are reported as
“Net realized gains/(losses) on futures contracts” on the Statement of Operations.

AZL Small Cap Stock Index Fund
Notes to the Financial Statements
December 31, 2025

Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2025:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2025:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock
Investment” or the “Subadviser”), BlackRock Investment provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and assume certain expenses of the Fund to limit the annual expenses, excluding (i) brokerage expenses
(including any costs incidental to transactions in portfolio securities or instruments), (ii) acquired fund fees and expenses, (iii) taxes, (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (v) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vi) other extraordinary or non-routine expenses (including expenses arising from mergers, acquisitions or similar transactions involving the
Fund), based on the average net assets of the Fund, through April 30, 2027.
For the year ended December 31, 2025, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The annual rate due to the Subadviser from the Manager is 0.015%.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December
31, 2025, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable. During the year ended December 31, 2025, there were no such waivers.
At December 31, 2025, the following investments are noted as Affiliated Securities in the Fund’s Schedule of Portfolio Investments.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
36,862 –
Futures Contracts Receivable for variation margin on futures contracts* $— Payable for variation margin on futures contracts* $3,552
* For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as “Variation margin on futures contracts.”
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/(Depreciation)
on Derivatives Recognized
Equity Risk
544,002 (47,299)
Futures Contracts Net realized gains/(losses) on futures contracts/Change in net unrealized appreciation/
(depreciation) on futures contracts
$ (113,176) $ 6,885
Annual Rate* Annual Expense Limit
AZL Small Cap Stock Index Fund, Class 1 0.26% 0.46%
AZL Small Cap Stock Index Fund, Class 2 0.26% 0.71%
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains/ (Losses)
Change in Net
Unrealized
Appreciation /
( Depreciation )
Value
12/31/25
Shares
as of
12/31/25
Dividend
Income
Capital Gains
Distributions
BlackRock Liquidity FedFund ,
Institutional Class $ 4,141,438 $ — $ (787,891)
(a)
$ — $ — $ 3,353,547 3,353,547 $ 38,704
(b)
$ —
(a) Represents net amount purchased (sold).
(b) All or portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of securities lending fees and collateral investment expenses, and other payments to and from borrowers of securities.

AZL Small Cap Stock Index Fund
Notes to the Financial Statements
December 31, 2025

The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and support services to the CCO of the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and, through September 30, 2025, a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
In the event that unobservable inputs are used when determining valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement. When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any other information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.

AZL Small Cap Stock Index Fund
Notes to the Financial Statements
December 31, 2025

The following is a summary of the valuation inputs used as of December 31, 2025 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2025, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk : The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk.
Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Index Fund Risk : The Fund does not attempt to manage market volatility or reduce the effects of poor performance. In addition, factors such as fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund's performance.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security or other asset may fluctuate significantly due to factors such as changes in general market conditions, including economic, political, and financial conditions, widespread disease or other public health issues, war, military conflict, acts of terrorism, adverse investor sentiment, or instability or other disruptive events in the local, regional or global markets. Certain changes in the U.S. economy, such as a decrease in imports or exports, changes in trade regulations, inflation and/or economic recession, may have an adverse effect on the value of the Fund's securities.
Technology Sector Risk : Technology companies, including information technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2025 is $330,728,415. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 431,233,770 $ — $ —
#
$ 431,233,770
Affiliated Investment Company 3,353,547 — — 3,353,547
Unaffiliated Investment Company 290,235 — — 290,235
Total Investment Securities 434,877,552 — — 434,877,552
Other Financial Instruments:
*
Futures Contracts (3,552) — — (3,552)
Total Investments $434,874,000 $— $— $434,874,000
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
#
Represents the interest in securities that were determined to have a value of zero at December 31, 2025.
*
Other Financial Instruments include any derivative instruments, such as futures contracts.  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.
Purchases Sales
AZL Small Cap Stock Index Fund $96,285,133 $152,850,082
Unrealized appreciation $144,039,430
Unrealized depreciation (39,890,293)
Net unrealized appreciation/(depreciation) $104,149,137

AZL Small Cap Stock Index Fund
Notes to the Financial Statements
December 31, 2025

The tax character of dividends paid to shareholders during the year ended December 31, 2025 was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2024 was as follows:
At December 31, 2025, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of December 31, 2025, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 70% of the Fund.
Investment activities of this shareholder could have a material impact to the Fund.
9. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"), subject to the oversight and, when applicable, approval of the Board, the officers of the Trust, as listed in the Trust’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
10. Recent Accounting Pronouncements
During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The
amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction if the quantitative threshold is met. The Fund did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
11. Reverse Share Split
On September 19, 2025, the Fund's Class 1 shares implemented a 2 to 1 reverse share split, the net effect of which was to decrease the number of the Fund's Class 1 outstanding shares and increase the Class 1 net asset value per share by a proportionate amount. While the number of the Fund's Class 1 outstanding shares decreased, neither the Fund's holdings nor the total value of Class 1 shareholders' investments in the Fund were affected. Immediately after the reverse share split, each Class 1 shareholder continued to own the same percentage of the Fund's net assets prior to the reverse share split. Capital share activity referenced in the Statement of Changes in Net Assets and per share data in the
Financial Highlights for Class 1 shares have been retrospectively adjusted to reflect the reverse share split.
12. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Small Cap Stock Index Fund $5,681,228 $61,689,052 $67,370,280
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Small Cap Stock Index Fund $6,594,137 $23,223,793 $29,817,930
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
(Depreciation)(a)
Total
Accumulated
Earnings/(Deficit)
AZL Small Cap Stock Index Fund $22,498,742 $28,517,009 $— $104,149,137 $155,164,888
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts, investments in real estate investment trusts and other miscellaneous differences.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Trust and Shareholders of
AZL Small Cap Stock Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL Small Cap Stock Index Fund (one of the funds constituting Allianz Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended
December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 20, 2026
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2025, 100% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.
During the year ended December 31, 2025, the Fund declared net long-term capital gain distributions of $61,689,052.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Fund during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts
Subject to the general supervision of the Board of Trustees (the “Board” or “Trustees”) and in accordance with the investment objectives and restrictions of each separate series
(together, the “Funds”) of the Allianz Variable Insurance Products Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management
LLC (the “Manager”). As used in this section, “Fund” refers to any of the Funds other than the AZL Moderate Index Strategy Fund. The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon the Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2027 (the “Expense Limitation Agreement”).
Each Fund is a manager-of-managers fund. That means that the Manager is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the investment decisions made for each Fund. The Manager also is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a
Subadviser.
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
The Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to select as a Subadviser. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the
Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods; (b)
Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place a Fund on the watch list for other reasons, and if so, will explain its rationale to the Board. Funds which are on the watch list are subject to additional scrutiny by the Manager and the Board. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board has subsequently considered and approved retention of the new Subadviser.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager and the portfolio management agreements with the Subadvisers (the “Subadvisory Agreements”; and together with the Management Agreement, the “Advisory Contracts”). The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considered many factors, among the most material of which are: the Funds’ investment objectives and long-term performance; the Manager’s and Subadvisers’
(collectively, the “Advisory Organizations”) management philosophy, personnel, processes and investment performance, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Funds by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance
Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) any payments made by the Funds pursuant to Rule 12b-1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Advisory Contracts.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Advisory Contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of Advisory Contracts is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Funds’ investment performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or “peer group” funds), and comments on the reasons for performance; the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Funds’ portfolio securities; the nature, extent and quality of the advisory and other services provided to the Funds by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them;
and relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the Advisory Contracts, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall-out” benefits an Advisory Organization may derive from its relationship with the Funds.
In assessing the Advisory Organizations’ performance of their obligations, the Board may also consider whether there has occurred a circumstance or event that would constitute a reason for it to not renew an Advisory Contract. In this regard, the Board is mindful of the potential disruption of a Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.
The Advisory Contracts were most recently considered at Board meetings held in the summer and fall of 2025. Information relevant to the approval of such Advisory Contracts was considered at Board meetings held June 9 and 10, 2025, and September 23, 2025, as well as at various other meetings preceding those meetings. Accordingly, the Advisory
Contracts were approved by the Board at an in-person meeting on September 23, 2025. At such meeting the Board also approved the Expense Limitation Agreement between the
Manager and the Trust for the period ending April 30, 2027.
In connection with such meetings, the Board requested and evaluated extensive materials from the Advisory Organizations, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Contracts with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager or Subadvisers were present. In reaching their determinations relating to the approval of the Advisory Contracts, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Advisory
Contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Form N-CSR filings must include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager and Subadvisers.
The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. Under the Management Agreement, the Manager holds the sole and exclusive responsibility to provide, or arrange for others to provide, the management of the Funds’ assets and the placement of orders for the purchase and sale of the securities of the Funds. As each Fund is a manager of managers fund, the Manager is authorized, under the Management Agreement, to retain one or more Subadvisers for each Fund to handle day-to-day management of the Funds’ investment portfolios; the Manager is responsible for determining, in the first instance, which investment advisers to recommend to the Board for selection as a Subadviser. The Board was aware that, notwithstanding the retention of the Subadvisers to handle day-to-day portfolio management, the Manager remains responsible for substantial other matters, including continuously monitoring compliance by each Subadviser with the investment policies and restrictions of the respective Funds, with such other limitations or directions of the Board, and with all legal requirements under federal or state law or regulation. The Manager also is responsible primarily to provide statistical information and other data to the Board regarding the Funds’ portfolio investments and to make available to the Funds’ administrator such information as is necessary for the conduct of its duties.
The Board also noted that the Manager provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and the Subadvisers and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted that, for example, the Manager and Subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs are continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Advisory Contracts.
(2) The investment performance of the Funds, the Manager and the Subadvisers.
In connection with every quarterly Board meeting, as well as the summer and fall 2025 contract review process, the Board receives extensive information on the performance results of each of the Funds. This includes performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. The performance information considered includes information on absolute total return, performance versus the appropriate benchmark(s), and performance versus peer groups as reported by Lipper. For example, in connection with the Board meetings held June 9 and 10, 2025, and September
23, 2025, the Manager reported that for the one-year period ended December 31, 2024, five Funds were in the top 40%, two were in the middle 20%, and seven were in the bottom
40% of their respective Lipper peer groups. For the three-year period ended December 31, 2024, six Funds were in the top 40%, three were in the middle 20% and five were in the bottom 40% of their respective Lipper peer groups. For the five-year period ended December 31, 2024, six Funds were in the top 40%, two were in the middle 20%, and six were in the bottom 40% of their respective Lipper peer groups. For Funds which are index funds, the Board each quarter also receives information on the extent, if any, to which such Funds deviate from their particular benchmark index (referred to as “index attribution”).
Three Funds, the AZL Russell Value 1000 Index Fund, the AZL Enhanced Bond Index Fund and the AZL Government Money Market Fund, were in the bottom 40% for all of the one-, three- and five-year periods. The Board had previously met with the portfolio managers of the AZL Government Money Market Fund in June 2023 to receive and review enhanced reporting on each Fund’s current investment strategy, process and outlook. As a result of these discussions and other discussions with representatives of the Manager, the
Board considered the reasons for the underperformance of these Funds, including the headwinds faced by their long-term investment strategies. The Board understood that such underperformance was not a reflection of the nature, extent or quality of services being provided by the respective Subadvisers. The Board also considered the impact of recoupment of previously waived fees on the performance of the AZL Government Money Market Fund during the periods measured.
At the Board meeting held September 23, 2025, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2025.

Thus, at the Board meeting held September 23, 2025, the Board determined that the overall investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Funds.
The Manager supplied information
to the Board pertaining to the level of investment advisory fees to which the Funds are subject. The Manager has agreed to temporarily limit Fund expenses at certain levels, and information is provided to the Board setting forth “contractual” advisory fees and “actual” fees after taking expense limits and any temporary fee waivers into account. The Board noted that the subadvisory fees are paid by the Manager to each Subadviser and are not additional fees borne by the Funds. Based upon the information provided, the “actual”
advisory fees payable by the Funds overall are generally comparable to the average level of fees paid by the Funds’ peer groups. For the 14 Funds reviewed by the Board in the summer and fall of 2025, 12 Funds paid “actual” advisory fees in a percentage amount within the 65th percentile or lower for each Fund’s applicable category. (A lower percentile reflects lower fund fees and is better for fund shareholders.) The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.
Based upon the information provided, the management fee ranking in 2024 for the 14 Funds was as follows: (1) 12 of the Funds had management fee rankings at or below the 65th percentile (with 10 Funds at or below the 50th percentile); (2) for the AZL MSCI Global Equity Index Fund, it was determined that there was poor peer group comparability due to there being only one other fund in the category; and (3) for the AZL T. Rowe Price Capital Appreciation Fund, a temporary management fee reduction was recommended. The Board noted that it had previously considered and approved a temporary reduction in the AZL MSCI Global Equity Index Fund’s management fee, which is in effect through at least April 30,
2027. In addition, the Board also considered that the AZL Enhanced Bond Index Fund’s management fee ranked at the 63rd percentile in the bond index category, but that the Fund’s enhanced bond strategy lacks direct peers.
The Manager has also supplied information to the Board pertaining to total Fund expenses (which include advisory fees, the 25 basis point 12b-1 fee paid by the Funds, and other
Fund expenses). As noted above, the Manager has agreed to limit Fund expenses at certain levels.
The Manager has committed to providing the Funds with a high quality of service and working to reduce Fund expenses over time.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2022 through 2024. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
The Manager, on behalf of the Board, endeavored to obtain information on the profitability of each Subadviser in connection with its relationship with the Fund or Funds which it subadvised. The Manager was unable to obtain consistent profitability information from some of the Subadvisers that would allow the Board to determine the profits derived from the
Subadviser’s relationship to the Fund or Funds, rather than its overall level of profitability. In considering profitability information, the Board considered the possible effect of any fall-
out benefits to the Subadvisers and their affiliates. The Board considered the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization.
The Manager assured the Board that the Subadvisory Agreements with the Subadvisers, none of which are affiliated with the Manager, were negotiated on an “arm’s length” basis, which should not result in excessive profits for the Subadvisers.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.
The Board noted that the advisory fee schedules
for the Funds (other than AZL FIAM Multi-Strategy Fund, AZL FIAM Total Bond Fund, and AZL MSCI Global Equity Index Fund) do not contain breakpoints that reduce the fee rate on assets above specified levels, although certain Subadvisory Agreements have such “breakpoints.” The Board recognized that breakpoints may be an appropriate way for the
Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found that there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June
30, 2025, were approximately $13.4 billion, including assets of affiliated investing funds, and that no single Fund had assets in excess of approximately $3.5 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Advisory Contracts or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in certain Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Advisory Contracts, the
Board concluded that the advisory fees were reasonable, and that the continuation of the Advisory Contracts was in the best interest of the Funds.

ANNRPT1225 02/26
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® T. Rowe Price Capital Appreciation Fund
Annual Financial Statements and Other Information
December 31, 2025

AZL® T. Rowe Price Capital Appreciation Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information (Unaudited)

Other Information (Form N-CSR Items 8-11) (Unaudited)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Shares Value
Common Stocks (64.1%):
Beverages (0.7%):
223,592 Keurig Dr Pepper, Inc. $ 6,262,812
Biotechnology (1.1%):
17,652 Apogee Therapeutics, Inc.* 1,332,373
39,047 Arcellx, Inc.* 2,545,865
20,974 BioNTech SE, ADR* 1,996,725
50,919 Cytokinetics, Inc.* 3,235,393
29,601 Vaxcyte, Inc.* 1,365,790
10,476,146
Broadline Retail (3.7%):
152,104 Amazon.com, Inc.
#
* 35,108,645
Capital Markets (1.7%):
79,814 KKR & Co., Inc. 10,174,689
12,100 S&P Global, Inc. 6,323,339
16,498,028
Electric Utilities (1.3%):
348,631 PPL Corp. 12,209,058
Electronic Equipment, Instruments & Components (0.8%):
56,801 Amphenol Corp., Class A 7,676,087
Financial Services (2.5%):
21,956 Mastercard, Inc., Class A
#
12,534,241
33,574 Visa, Inc., Class A
#
11,774,738
24,308,979
Health Care Equipment & Supplies (4.9%):
153,317 Abbott Laboratories 19,209,087
126,512 Becton Dickinson & Co. 24,552,184
61,398 Medline, Inc., Class A* 2,578,716
46,339,987
Health Care Providers & Services (3.1%):
38,855 Cencora, Inc. 13,123,276
5,817 McKesson Corp. 4,771,627
35,650 UnitedHealth Group, Inc. 11,768,422
29,663,325
Hotels, Restaurants & Leisure (2.7%):
3,456 DoorDash, Inc., Class A* 782,715
167,953 Starbucks Corp.
#
14,143,322
73,850 Yum! Brands, Inc. 11,172,028
26,098,065
Insurance (3.2%):
64,054 Arthur J. Gallagher & Co. 16,576,535
48,780 Ryan Specialty Holdings, Inc. 2,518,511
34,288 Willis Towers Watson plc 11,267,037
30,362,083
Interactive Media & Services (5.6%):
119,012 Alphabet, Inc., Class A 37,250,756
24,731 Meta Platforms, Inc., Class A 16,324,686
53,575,442
Life Sciences Tools & Services (3.2%):
10,200 Danaher Corp. 2,334,984
Shares Value
Common Stocks, continued
Life Sciences Tools & Services, continued
220,853 Revvity, Inc.^ $ 21,367,528
11,304 Thermo Fisher Scientific, Inc. 6,550,103
30,252,615
Machinery (1.1%):
127,546 Ingersoll Rand, Inc. 10,104,194
Multi-Utilities (5.4%):
136,396 Ameren Corp. 13,620,505
501,575 CenterPoint Energy, Inc. 19,230,385
442,537 NiSource, Inc. 18,480,345
51,331,235
Oil, Gas & Consumable Fuels (1.0%):
294,930 Canadian Natural Resources, Ltd., ADR 9,983,380
Pharmaceuticals (1.1%):
9,436 Eli Lilly & Co. 10,140,680
Semiconductors & Semiconductor Equipment (8.3%):
74,577 Advanced Micro Devices, Inc.
#
* 15,971,410
46,039 Broadcom, Inc. 15,934,098
227,032 NVIDIA Corp.
#
42,341,468
17,700 Taiwan Semiconductor Manufacturing Co., Ltd.,
ADR 5,378,853
79,625,829
Software (8.7%):
2,322,329 Aurora Innovation, Inc.* 8,917,743
91,761 Microsoft Corp.
#
44,377,455
100,795 PTC, Inc.* 17,559,497
8,179 Roper Technologies, Inc. 3,640,718
13,800 Salesforce, Inc. 3,655,758
24,960 Workday, Inc., Class A* 5,360,909
83,512,080
Technology Hardware, Storage & Peripherals (4.0%):
139,968 Apple, Inc. 38,051,700
Total Common Stocks (Cost $523,413,265) 611,580,370
Preferred Stocks (0.1%):
Capital Markets (0.1%):
9,555 KKR & Co, Inc., 6.25% 495,331
Multi-Utilities (0.0%
†
):
622 CMS Energy Corp., 5.88%, 10/15/78 14,088
Total Preferred Stocks (Cost $488,723) 509,419
Principal Amount
Asset Backed Securities (0.1%):
$ 809,340 Domino's Pizza Master Issuer LLC, Class A23,
Series 2017-1A, 4.12%, 7/25/47, Callable 1/25/26
@ 100(a) 807,794
619,200 Domino's Pizza Master Issuer LLC, Class A2, Series
2019-1A, 3.67%, 10/25/49, Callable 10/25/26 @
100(a) 597,931
Total Asset Backed Securities (Cost $1,420,578) 1,405,725

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Bank Loans (9.6%):
Aerospace & Defense (0.5%):
$ 4,739,210 TransDigm, Inc. New Tranche K Term Loan, 5.94%
(Term SOFR+225bps), 8/19/32 $ 4,752,053
Biotechnology (0.4%):
2,722,012 Icon Parent, Inc. 2025 Term Loan (First Lien),
6.44% (Term SOFR+275bps), 11/13/31 2,725,088
980,400 Icon Parent, Inc. Initial Term Loan (Second Lien),
3.87% (SOFR+0bps), 11/12/32 980,400
3,705,488
Building Products (0.6%):
1,022,238 Filtration Group Corporation 2025 Incremental Euro
Term Loan, 2.24% (EURIBOR RFR+0bps), 10/21/28 1,035,016
4,935,095 Filtration Group Corporation 2025-B Incremental
Dollar Term Loan, 6.44% (Term SOFR+275bps),
6/18/30 4,957,697
5,992,713
Capital Markets (0.8%):
2,741,591 CPI Holdco B LLC 2025 Fourth Amendment
Incremental Term Loan, 5.69% (Term
SOFR+200bps), 5/17/31 2,746,553
2,684,430 USI, Inc. 2024-C Term Loan, 5.94% (Term
SOFR+225bps), 9/29/30 2,688,161
2,627,230 USI, Inc. 2024-D Term Loan, 5.94% (Term
SOFR+225bps), 11/21/29 2,632,379
8,067,093
Consumer Finance (0.6%):
5,885,855 AmWINS Group, Inc. Initial Term Loan, 5.94%
(Term SOFR+225bps), 1/30/32 5,900,570
Diversified Consumer Services (0.4%):
2,871,500 Ascend Learning LLC, Amendment No.
5 Incremental Term Loan, 6.69% (Term
SOFR+300bps), 12/11/28 2,878,162
469,253 Mister Car Wash Holdings, Inc. 2024 Term Loan,
6.19% (Term SOFR+250bps), 3/27/31 470,595
3,348,757
Electronic Equipment, Instruments & Components (0.2%):
1,443,079 Storable, Inc. Initial Term Loan (First Lien), 6.94%
(Term SOFR+325bps), 4/16/31 1,448,490
Financial Services (1.6%):
292,000 EP Wealth Advisors LLC Closing Date Term Loan,
6.69% (Term SOFR+300bps), 10/18/32 292,730
11,631,665 Hub International Limited 2025 Incremental Term
Loan, 5.94% (Term SOFR+225bps), 6/20/30 11,686,799
1,483,908 Mariner Wealth Advisors LLC  Amendment
No. 8 Refinancing Term Loan, 6.19% (Term
SOFR+250bps), 12/31/30 1,490,482
94,000 Mariner Wealth Advisors LLC TL B 1L, 3.64%
(LIBOR+0bps), 12/30/30 94,417
1,652,700 SBA Senior Finance II LLC Initial Term Loan (2024),
5.62% (SOFR+175bps), 1/25/31 1,658,716
15,223,144
Health Care Equipment & Supplies (0.3%):
3,013,126 Loire UK Midco 3 Ltd. Facility B3 (USD), 7.69%
(Term SOFR+400bps), 1/21/30 3,008,606
Principal Amount Value
Bank Loans, continued
Hotels, Restaurants & Leisure (0.4%):
$ 3,392,852 Hilton Worldwide Series B-4 Term Loan, 3.87%
(SOFR+0bps), 11/8/30 $ 3,411,988
579,948 Wyndham Hotels & Resorts 2024 Term B Loan,
5.44% (Term SOFR+175bps), 5/24/30 580,958
3,992,946
Insurance (0.7%):
6,647,934 Broadstreet Partners, Inc. 2025 Tranche B Term
Loan, 6.44% (Term SOFR+275bps), 6/16 /31 6,667,147
119,931 Ryan Specialty Group, LLC 2024 Term Loan, 5.69%
(Term SOFR+200bps), 9/15/31 120,006
6,787,153
IT Services (0.5%):
2,359,000 Bending Spoons US, Inc. TL B 1L, 9.57% (Term
SOFR+588bps), 3/7/31 2,282,333
187,681 Bending Spoons US, Inc. Tranche B Term Loan,
8.94% (Term SOFR+525bps), 3/7/31 181,737
1,725,675 Epicor Software Corporation (fka Eagle Parent Inc.)
Term E Loan, 6.37% (SOFR+250bps), 5/30/31 1,730,317
673,341 Quartz AcquireCo, LLC Term B-2 Loan, 5.94% (Term
SOFR+225bps), 6/28/30 671,657
4,866,044
Software (2.3%):
1,933,146 Applied Systems, Inc. Initial Term Loan (2024)
(Second Lien), 8.19% (Term SOFR+450bps),
2/23/32 1,961,544
13,090,997 Applied Systems, Inc. Tranche B-1 Term Loan (First
Lien), 6.19% (Term SOFR+250bps), 2/24/31 13,159,201
904,453 CCC Intelligent Solutions Inc. Initial Term Loan,
5.69% (Term SOFR+200bps), 1/23/32 906,714
2,343,245 Sophia, L.P. Initial Term Loan (First Lien), 6.44%
(Term SOFR+275bps), 10/9/29 2,354,961
3,132,685 UKG Inc. 2024 Refinancing Term Loan (First Lien),
3.87% (SOFR+0bps), 2/10/31 3,133,938
21,516,358
Textiles, Apparel & Luxury Goods (0.3%):
2,933,260 Varsity Brands LLC 2025-2 Replacement Term Loan,
6.69% (Term SOFR+300bps), 8/26/31 2,942,441
Total Bank Loans (Cost $91,112,294) 91,551,856
Corporate Bonds (7.6%):
Aerospace & Defense (1.4%):
419,000 TransDigm, Inc., 6.75%, 8/15/28, Callable 1/16/26
@ 103.38(a) 425,809
762,000 TransDigm, Inc., 4.63%, 1/15/29, Callable 2/5/26
@ 100 754,380
2,571,000 TransDigm, Inc., 6.38%, 3/1/29, Callable 3/1/26 @
103.19(a) 2,648,130
1,272,000 TransDigm, Inc., 7.13%, 12/1/31, Callable 12/1/26
@ 103.56(a) 1,334,010
3,474,000 TransDigm, Inc., 6.63%, 3/1/32, Callable 3/1/27 @
103.31(a) 3,604,275
2,565,000 TransDigm, Inc., 6.38%, 5/31/33, Callable 5/31/28
@ 103.19(a) 2,629,125
171,000 TransDigm, Inc., 6.25%, 1/31/34, Callable 8/31/28
@ 103.13(a) 176,985

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Aerospace & Defense, continued
$ 1,634,000 TransDigm, Inc., 6.75%, 1/31/34, Callable 8/31/28
@ 103.38(a) $ 1,699,360
13,272,074
Capital Markets (0.1%):
1,313,000 MSCI, Inc., 5.25%, 9/1/35, Callable 6/1/35 @ 100 1,325,013
Distributors (0.2%):
1,597,000 USI, Inc., 7.50%, 1/15/32, Callable 1/15/27 @
103.75(a) 1,670,861
Diversified Consumer Services (0.1%):
103,000 Service Corp. International, 4.63%, 12/15/27,
Callable 2/5/26 @ 100 102,742
605,000 Service Corp. International, 3.38%, 8/15/30,
Callable 1/16/26 @ 101.69 564,919
580,000 Service Corp. International, 5.75%, 10/15/32,
Callable 10/15/27 @ 102.88 589,425
1,257,086
Electric Utilities (0.3%):
953,000 Entergy Corp., 6.10% (H15T5Y), 6/15/56, Callable
3/15/36 @ 100 951,809
1,403,000 Entergy Corp., 5.88% (H15T5Y), 6/15/56, Callable
3/15/31 @ 100 1,403,000
2,354,809
Financial Services (0.2%):
2,183,000 Broadstreet Partners Group LLC, 5.88%, 4/15/29,
Callable 2/5/26 @ 101.47(a) 2,174,814
Health Care Equipment & Supplies (0.0%
†
):
169,000 Hologic, Inc., 3.25%, 2/15/29, Callable 1/21/26 @
100(a) 166,254
Health Care Providers & Services (0.2%):
417,000 IQVIA, Inc., 5.00%, 5/15/27, Callable 1/16/26 @
100(a) 415,957
574,000 IQVIA, Inc., 6.50%, 5/15/30, Callable 5/15/26 @
103.25(a) 594,090
451,000 Surgery Center Holdings, Inc., 7.25%, 4/15/32,
Callable 4/15/27 @ 103.63(a) 456,074
1,466,121
Hotels, Restaurants & Leisure (2.1%):
829,000 Hilton Domestic Operating Co., Inc., 5.88%, 4/1/29,
Callable 4/1/26 @ 102.94(a) 846,616
1,237,000 Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29,
Callable 2/5/26 @ 100.94(a) 1,198,344
1,166,000 Hilton Domestic Operating Co., Inc., 4.88%,
1/15/30, Callable 1/16/26 @ 101.63 1,166,000
1,710,000 Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31,
Callable 5/1/26 @ 102(a) 1,630,913
1,183,000 Hilton Domestic Operating Co., Inc., 3.63%,
2/15/32, Callable 8/15/26 @ 101.81(a) 1,097,233
1,189,000 Hilton Domestic Operating Co., Inc., 5.75%,
9/15/33, Callable 7/1/28 @ 102.88(a) 1,212,780
790,000 Hilton Domestic Operating Co., Inc., 5.50%,
3/31/34, Callable 12/1/28 @ 102.75(a) 793,950
771,000 Hilton Worldwide Finance LLC/Hilton Worldwide
Finance Corp., 4.88%, 4/1/27, Callable 1/21/26
@ 100 769,072
Principal Amount Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$ 1,883,000 KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell
of America LLC, 4.75%, 6/1/27, Callable 2/5/26 @
100(a) $ 1,880,646
533,000 Life Time, Inc., 6.00%, 11/15/31, Callable 11/15/27
@ 103(a) 543,660
798,000 Six Flags Entertainment Corp., 5.50%, 4/15/27,
Callable 2/5/26 @ 100(a) 793,012
774,000 Six Flags Entertainment Corp./Canada's Wonderland
Co./Magnum Management Corp., 5.38%, 4/15/27,
Callable 2/5/26 @ 100 769,162
920,000 Six Flags Entertainment Corp./Canada's Wonderland
Co./Magnum Management Corp., 6.50%, 10/1/28,
Callable 1/21/26 @ 101.08 897,000
302,000 Vail Resorts, Inc., 5.63%, 7/15/30, Callable 7/15/27
@ 102.81(a) 306,530
724,000 Vail Resorts, Inc., 6.50%, 5/15/32, Callable 5/15/27
@ 103.25(a) 751,150
448,000 Yum! Brands, Inc., 4.75%, 1/15/30, Callable
10/15/29 @ 100(a) 447,440
628,000 Yum! Brands, Inc., 3.63%, 3/15/31, Callable
12/15/30 @ 100 591,890
1,561,000 Yum! Brands, Inc., 4.63%, 1/31/32, Callable
10/1/26 @ 102.31 1,521,975
1,492,000 Yum! Brands, Inc., 5.38%, 4/1/32, Callable 4/1/27
@ 102.69 1,508,785
687,000 Yum! Brands, Inc., 6.88%, 11/15/37 757,418
998,000 Yum! Brands, Inc., 5.35%, 11/1/43, Callable 5/1/43
@ 100 963,070
20,446,646
Insurance (1.8%):
681,000 AmWINS Group, Inc., 6.38%, 2/15/29, Callable
2/15/26 @ 103.19(a) 698,025
1,458,000 HUB International, Ltd., 5.63%, 12/1/29, Callable
2/5/26 @ 101.41(a) 1,452,532
8,222,000 HUB International, Ltd., 7.25%, 6/15/30, Callable
6/15/26 @ 103.63(a) 8,612,545
4,489,000 HUB International, Ltd., 7.38%, 1/31/32, Callable
1/31/27 @ 103.69(a) 4,702,228
465,000 Ryan Specialty LLC, 4.38%, 2/1/30, Callable 2/5/26
@ 101.09(a) 453,375
1,053,000 Ryan Specialty LLC, 5.88%, 8/1/32, Callable 8/1/27
@ 102.94(a) 1,071,427
16,990,132
IT Services (0.1%):
511,000 Booz Allen Hamilton, Inc., 4.00%, 7/1/29, Callable
1/16/26 @ 101(a) 499,474
541,000 Booz Allen Hamilton, Inc., 5.95%, 8/4/33, Callable
5/4/33 @ 100 562,005
1,061,479
Life Sciences Tools & Services (0.1%):
560,000 Avantor Funding, Inc., 4.63%, 7/15/28, Callable
2/5/26 @ 100(a) 557,200
75,000 Avantor Funding, Inc., 3.88%, 11/1/29, Callable
2/5/26 @ 100.97(a) 71,344
628,544

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Multi-Utilities (0.4%):
$ 1,333,000 CenterPoint Energy, Inc., 5.95% (H15T5Y), 4/1/56,
Callable 1/1/31 @ 100 $ 1,342,997
2,488,000 NiSource, Inc., 5.75% (H15T5Y), 7/15/56, Callable
4/15/31 @ 100 2,503,550
3,846,547
Professional Services (0.0%
†
):
397,000 Korn Ferry, 4.63%, 12/15/27, Callable 2/5/26 @
100(a) 397,000
Software (0.2%):
60,000 Crowdstrike Holdings, Inc., 3.00%, 2/15/29, Callable
1/16/26 @ 100.75 57,375
718,000 Ellucian Holdings, Inc., 6.50%, 12/1/29, Callable
12/1/26 @ 103.25(a) 731,462
696,000 Fair Isaac Corp., 6.00%, 5/15/33, Callable 5/15/28
@ 103(a) 714,270
766,000 PTC, Inc., 4.00%, 2/15/28, Callable 2/5/26 @
100.67(a) 754,510
2,257,617
Specialized REITs (0.3%):
1,201,000 SBA Communications Corp., 3.88%, 2/15/27,
Callable 1/16/26 @ 100 1,188,990
1,332,000 SBA Communications Corp., 3.13%, 2/1/29, Callable
2/5/26 @ 100 1,268,730
63,000 SBA Tower Trust, 6.60%, 1/15/28, Callable 1/15/27
@ 100(a) 64,559
2,522,279
Technology Hardware, Storage & Peripherals (0.1%):
451,000 Capstone Borrower, Inc., 8.00%, 6/15/30, Callable
6/15/26 @ 104(a) 462,839
Total Corporate Bonds (Cost $70,694,195) 72,300,115
U.S. Treasury Obligations (16.3%):
U.S. Treasury Notes (16.3%):
30,006,000 3.88%, 7/31/30 30,240,422
15,288,700 3.63%, 8/31/30 15,239,728
15,347,000 3.63%, 9/30/30 15,294,245
34,266,000 3.63%, 10/31/30 34,137,502
32,300,000 3.50%, 11/30/30 31,989,617
11,959,000 3.88%, 9/30/32 11,933,307
9,517,000 3.75%, 10/31/32 9,420,715
7,548,000 3.75%, 11/30/32 7,467,508
155,723,044
Total U.S. Treasury Obligations (Cost $155,601,512) 155,723,044
Shares
Unaffiliated Investment Companies (3.5%):
Money Market Funds (3.5%):
12,556,901 BlackRock Liquidity FedFund, Institutional Class,
4.14%(b)(c) 12,556,901
21,025,273 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 3.64%(c) 21,025,273
Total Unaffiliated Investment Companies (Cost $33,582,174) 33,582,174
Total Investment Securities
(Cost $876,312 , 741 ) — 101.3% (d) $ 966,652,703
Net other assets (liabilities) — (1.3)% (12,401,894)
Net Assets — 100.0% $ 954,250,809

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2025 .
ADR—American Depository Receipt
EURIBOR RFR—Euro Interbank Offered Rate Risk-Free Rate
H15T5Y—5 Year Treasury Constant Maturity Rate
LIBOR—London Interbank Offered Rate
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
* Non-income producing security.
# All or a portion of this security has been pledged as collateral for outstanding call options written.
† Represents less than 0.05%.
^ This security or a partial position of this security was on loan as of December 31, 2025. The total value of securities on loan as of December 31, 2025 was $12,209,850.
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2025.
(c) The rate represents the effective yield at December 31, 2025.
(d) See Federal Tax Information listed in the Notes to the Financial Statements.
Amounts shown as “—“ are either $0 or round to less than $1.
Options Contracts
At December 31, 2025, the Fund's over-the-counter options written were as follows.
Description Counterparty Put/ Call Strike Price Expiration Date Contracts
Notional
Amount(a) Value
Abbott Laboratories Bank of America Call 130.00 USD 1/16/26 100 $ 1,300,000 $ (4,023)
Abbott Laboratories Bank of America Call 140.00 USD 1/16/26 51 714,000 (23)
Abbott Laboratories Bank of America Call 145.00 USD 1/16/26 49 710,500 (2)
Advanced Micro Devices, Inc. Barclays Bank Call 175.00 USD 1/16/26 51 892,500 (202,758)
Advanced Micro Devices, Inc. Barclays Bank Call 180.00 USD 1/16/26 51 918,000 (178,013)
Alphabet, Inc. UBS Call 205.00 USD 1/16/26 51 1,045,500 (553,108)
Alphabet, Inc. UBS Call 215.00 USD 1/16/26 51 1,096,500 (502,237)
Alphabet, Inc. UBS Call 340.00 USD 1/15/27 20 680,000 (76,650)
Alphabet, Inc. UBS Call 350.00 USD 1/15/27 20 700,000 (69,266)
Alphabet, Inc. UBS Call 360.00 USD 1/15/27 20 720,000 (62,537)
Amazon.com, Inc. Citigroup Call 250.00 USD 1/16/26 51 1,275,000 (1,401)
Amazon.com, Inc. Citigroup Call 260.00 USD 1/16/26 51 1,326,000 (374)
Amphenol Corp. UBS Call 115.00 USD 1/16/26 30 345,000 (61,556)
Amphenol Corp. UBS Call 120.00 USD 1/16/26 30 360,000 (47,238)
Apple, Inc. Barclays Bank Call 235.00 USD 1/16/26 51 1,198,500 (190,497)
Apple, Inc. Barclays Bank Call 245.00 USD 1/16/26 51 1,249,500 (139,990)
Canadian Natural Resources, Ltd. Barclays Bank Call 32.50 USD 1/16/26 152 494,000 (24,940)
Canadian Natural Resources, Ltd. Barclays Bank Call 35.00 USD 1/16/26 152 532,000 (2,245)
Danaher Corp. UBS Call 220.00 USD 1/16/26 41 902,000 (43,352)
Danaher Corp. UBS Call 330.00 USD 1/16/26 61 2,013,000 –
Eli Lilly & Co. Citigroup Call 850.00 USD 1/16/26 4 340,000 (90,987)
Eli Lilly & Co. Citigroup Call 890.00 USD 1/16/26 4 356,000 (75,098)
Ingersoll Rand, Inc. Wells Fargo Call 95.00 USD 1/16/26 71 674,500 (5)
Ingersoll Rand, Inc. Wells Fargo Call 100.00 USD 1/16/26 71 710,000 –
Mastercard, Inc. Barclays Bank Call 580.00 USD 1/16/26 23 1,334,000 (8,621)
Mastercard, Inc. Barclays Bank Call 585.00 USD 1/16/26 19 1,111,500 (4,357)
Mastercard, Inc. Barclays Bank Call 610.00 USD 1/16/26 18 1,098,000 (172)
Mastercard, Inc. Barclays Bank Call 620.00 USD 1/16/26 11 682,000 (26)
Mastercard, Inc. Barclays Bank Call 640.00 USD 1/16/26 20 1,280,000 (4)
Mastercard, Inc. Barclays Bank Call 670.00 USD 6/18/26 20 1,340,000 (11,000)
McKesson Corp. Goldman Sachs Call 660.00 USD 1/16/26 8 528,000 (129,262)
McKesson Corp. Goldman Sachs Call 680.00 USD 1/16/26 9 612,000 (127,525)
McKesson Corp. Goldman Sachs Call 760.00 USD 1/16/26 11 836,000 (69,954)

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Description Counterparty Put/ Call Strike Price Expiration Date Contracts
Notional
Amount(a) Value
McKesson Corp. Goldman Sachs Call 780.00 USD 1/16/26 11 $ 858,000 $ (50,185)
Meta Platforms, Inc. JPMorgan Chase Call 775.00 USD 1/16/26 21 1,627,500 (157)
Meta Platforms, Inc. JPMorgan Chase Call 810.00 USD 1/16/26 21 1,701,000 (67)
Microsoft Corp. JPMorgan Chase Call 565.00 USD 1/16/26 21 1,186,500 (7)
Microsoft Corp. JPMorgan Chase Call 590.00 USD 1/16/26 21 1,239,000 (1)
NVIDIA Corp. Goldman Sachs Call 190.00 USD 1/16/26 56 1,064,000 (20,641)
NVIDIA Corp. Goldman Sachs Call 200.00 USD 1/16/26 56 1,120,000 (5,565)
Starbucks Corp. Wells Fargo Call 100.00 USD 1/16/26 81 810,000 (86)
Starbucks Corp. Wells Fargo Call 105.00 USD 1/16/26 191 2,005,500 (66)
Starbucks Corp. Wells Fargo Call 125.00 USD 1/16/26 47 587,500 –
Visa, Inc. Goldman Sachs Call 360.00 USD 1/16/26 34 1,224,000 (3,499)
Visa, Inc. Goldman Sachs Call 370.00 USD 1/16/26 31 1,147,000 (343)
Visa, Inc. Goldman Sachs Call 380.00 USD 1/16/26 30 1,140,000 (39)
Visa, Inc. Goldman Sachs Call 390.00 USD 1/16/26 36 1,404,000 (9)
Visa, Inc. Goldman Sachs Call 400.00 USD 1/16/26 31 1,240,000 (2)
Visa, Inc. Goldman Sachs Call 395.00 USD 6/18/26 30 1,185,000 (15,349)
Willis Towers Watson plc Bank of America Call 330.00 USD 1/16/26 10 330,000 (4,814)
Willis Towers Watson plc Bank of America Call 340.00 USD 1/16/26 10 340,000 (1,430)
Workday, Inc. Wells Fargo Call 260.00 USD 1/16/26 41 1,066,000 (6)
Workday, Inc. Wells Fargo Call 270.00 USD 1/16/26 41 1,107,000 (1)
Yum! Brands, Inc. Wells Fargo Call 145.00 USD 1/16/26 39 565,500 (27,597)
Yum! Brands, Inc. Wells Fargo Call 160.00 USD 1/16/26 71 1,136,000 (2,065)
Yum! Brands, Inc. Wells Fargo Call 165.00 USD 1/16/26 21 346,500 (143)
Total (Premiums $2,056,680) $ (2,809,293)
(a) Notional amount is expressed as the number of contracts multiplied by the contract size multiplied by the strike price of the underlying asset.
Balances Reported in the Statement of Assets and Liabilities for Written Options
Value
Written Options $ (2,809,293)

AZL T. Rowe Price Capital Appreciation Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2025
Statement of Operations
For the Year Ended December 31, 2025
Assets:
Investment securities, at cost $ 876,312,741
aaa
aaa
Investment securities, at value(a) $ 966,652,703
Cash 453,316
Interest and dividends receivable 2,907,499
Foreign currency, at value (cost $1,459,660) 1,519,619
Receivable for investments sold 2,629,320
Prepaid expenses 4,470
Reclaims receivable 6,309
Total Assets 974,173,236
Liabilities:
Payable for investments purchased 3,047,888
Payable for capital shares redeemed 654,587
Written Options (Premiums received $2,056,680) 2,809,293
Payable for collateral received on loaned securities 12,556,901
Management fees payable 530,193
Administration fees payable 62,904
Distribution fees payable 203,920
Custodian fees payable 6,000
Administrative and compliance services fees payable 2,027
Transfer agent fees payable 1,280
Trustee fees payable 6,290
Other accrued liabilities 41,144
Total Liabilities 19,922,427
Commitments and contingent liabilities^
Net Assets
$ 954,250,809
Net Assets Consist of:
Paid-in capital $ 742,317,068
Total distributable earnings 211,933,741
Net Assets
$ 954,250,809
Shares of beneficial interest (unlimited number of shares authorized, no par value) 56,585,962
Net Asset Value (offering and redemption price per share) $ 16.86
(a) Includes securities on loan of $12,209,850.
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Interest $ 18,304,093
Dividends 7,975,749
Income from securities lending 8,717
Foreign withholding tax (112,238)
Total Investment Income 26,176,321
Expenses:
Management fees 7,465,827
Administration fees 374,134
Distribution fees 2,488,609
Custodian fees 35,375
Administrative and compliance services fees 23,390
Transfer agent fees 8,363
Trustee fees 51,268
Professional fees 59,085
Shareholder reports 12,160
Other expenses 22,093
Total expenses before reductions 10,540,304
Less Management fees contractually waived (620,592)
Net expenses 9,919,712
Net Investment Income/(Loss)
16,256,609
Net realized and Change in net unrealized gains/(losses) on
investments:
Net realized gains/(losses) on securities and foreign currencies 125,381,615
Net realized gains/(losses) on written options contracts 455,436
Change in net unrealized appreciation/(depreciation) on securities and foreign currencies (33,897,849)
Change in net unrealized appreciation/(depreciation) on written options contracts (1,219,393)
Net realized and Change in net unrealized gains/(losses) on
investments
90,719,809
Change in Net Assets Resulting From Operations
$ 106,976,418

AZL T. Rowe Price Capital Appreciation Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2025
For the
Year Ended
December 31, 2024
Change In Net Assets:
Operations:
Net investment income/(loss) $ 16,256,609 $ 22,086,386
Net realized gains/(losses) on investments 125,837,051 130,475,989
Change in unrealized appreciation/(depreciation) on investments (35,117,242) (26,211,451)
Change in net assets resulting from operations 106,976,418 126,350,924
Distributions to Shareholders:
Distributions (144,453,020) (43,445,701)
Change in net assets resulting from distributions to shareholders (144,453,020) (43,445,701)
Capital Transactions:
Proceeds from shares issued 3,734,493 7,350,962
Proceeds from dividends reinvested 144,453,020 43,445,700
Value of shares redeemed (203,407,893) (187,221,966)
Change in net assets resulting from capital transactions (55,220,380) (136,425,304)
Change in net assets (92,696,982) (53,520,081)
Net Assets:
Beginning of period 1,046,947,791 1,100,467,872
End of period $ 954,250,809 $ 1,046,947,791
Share Transactions:
Shares issued 208,846 426,267
Dividends reinvested 8,522,302 2,465,704
Shares redeemed (11,398,955) (10,739,515)
Change in shares (2,667,807) (7,847,544)

AZL T. Rowe Price Capital Appreciation Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Net Asset Value, Beginning of Period
$17.67 $16.40 $16.26 $21.94 $21.14
Investment Activities:
Net Investment Income/(Loss)(a) 0 .29  0 .35  0 .37  0 .23  0 .16
Net Realized and Unrealized Gains/(Losses) on Investments 1 .76  1 .65  2 .40  ( 2 .92 ) 3 .54
Total from Investment Activities 2 .05  2 .00  2 .77  ( 2 .69 ) 3 .70
Distributions to Shareholders From:
Net Investment Income ( 0 .44 ) ( 0 .41 ) ( 0 .25 ) ( 0 .14 ) ( 0 .23 )
Net Realized Gains ( 2 .42 ) ( 0 .32 ) ( 2 .38 ) ( 2 .85 ) ( 2 .67 )
Total Dividends ( 2 .86 ) ( 0 .73 ) ( 2 .63 ) ( 2 .99 ) ( 2 .90 )
Net Asset Value, End of Period
$16.86 $17.67 $16.40 $16.26 $21.94
Total Return
(b) 11.50% 12.21% 18.47% (12.09) % 18.12%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $954,251 $1,046,948 $1,100,468 $1,076,877 $1,423,754
Net Investment Income/(Loss) 1 .63% 2 .02% 2 .16% 1 .21% 0 .70%
Expenses Before Reductions(c) 1 .06% 1 .05% 1 .05% 1 .04% 1 .05%
Expenses Net of Reductions 1 .00% 1 .00% 1 .00% 0 .99% 1 .00%
Portfolio Turnover Rate 120% 81% 68% 86% 49%
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.

AZL T. Rowe Price Capital Appreciation Fund
Notes to the Financial Statements
December 31, 2025

1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL T. Rowe Price
Capital Appreciation Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.

AZL T. Rowe Price Capital Appreciation Fund
Notes to the Financial Statements
December 31, 2025

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Bank Loans
The Fund may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium as shown in the Schedule of
Portfolio Investments. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Schedule of Portfolio Investments. All or a portion of any bank loans may be unfunded. The Fund reflects both the funded portion of a bank loan, as well as its unfunded commitment in the Schedule of Portfolio Investments.
The portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the portfolio must have funds sufficient to cover its contractual obligation.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at December 31, 2025 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent
9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $876 during the year ended December 31, 2025. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $12,556,901 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of December 31, 2025. At December 31, 2025, there were no master netting provisions in the securities lending agreement.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2025, the Fund did not engage in any Rule 17a-7 transactions.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type.
Options Contracts
The Fund may purchase or write put and call options on a security or an index of securities. During the year ended December 31, 2025, the Fund wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums.
Purchased Options Contracts—The Fund pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked to market to reflect the current value of the option when purchasing options. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract. There was no purchased option activity during the year.
Written Options Contracts—The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. As of December
31, 2025, securities valued at $653,498 have been segregated as collateral as reported on the Fund’s Schedule of Portfolio Investments. For the year ended December 31, 2025, the monthly average notional amount for written options contracts was $54.9 million. Realized gains and losses are reported as “Net realized gains/(losses) on written options contracts”
on the Statement of Operations.

AZL T. Rowe Price Capital Appreciation Fund
Notes to the Financial Statements
December 31, 2025

Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2025:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2025:
The Fund is generally subject to master netting agreements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties.
The amounts shown in the Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Fund’s ability to transact net amounts in accordance with the master netting agreements at December 31, 2025. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements in the
Statement of Assets and Liabilities. This table also summarizes the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2025.
As of December 31, 2025, the Fund’s derivative assets and liabilities by type were as follows:
The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under MNA and net of the related collateral pledged by the Fund as of
December 31, 2025:
* The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the
Statement of Assets and Liabilities.
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to an amended and restated subadvisory agreement, effective November 15, 2013, with
T. Rowe Price Associates, Inc. (“T. Rowe Price” or the “Subadviser”), T. Rowe Price provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the
Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the
Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and assume certain expenses of the Fund to limit the annual expenses, excluding (i) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (ii) acquired fund fees and expenses, (iii) taxes, (iv) interest
(including borrowing costs and dividend expenses on securities sold short and overdraft charges), (v) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vi) other extraordinary or non-routine expenses (including expenses arising from mergers, acquisitions or similar transactions involving the Fund), based on the average net assets of the Fund, through April 30, 2027.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
– (1,746,726)
Options Contracts $ — Written Options Contracts $ 2 , 809 , 293
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/(Depreciation)
on Derivatives Recognized
Equity Risk
(172,373) 627,544
Options Contracts Net Realized gains/(losses) on written options contracts/Change in net unrealized appreciation/(depreciation) on written option contracts
$455,436 $(1,219,393)
Assets Liabilities
Derivative Financial Instruments:
Written option contracts $— $2,809,293
Total derivative assets and liabilities in the Statement of Assets and Liabilities — 2,809,293
Derivatives not subject to a master netting agreement or similar agreement ("MNA") — —
Total derivative assets and liabilities subject to a MNA $— $2,809,293
Counterparty
Derivative Liabilities
Subject to a MNA by
Counterparty
Derivatives Available for
Offset
Non-Cash Collateral
Pledged* Cash Collateral Pledged*
Net Amount of
Derivative Liabilities
Bank of America $10,292 $— $(10,292) $— $—
Barclays Bank 762,623 — — — 762,623
Citigroup 167,860 — — — 167,860
Goldman Sachs 422,373 — (422,373) — —
JPMorgan Chase 232 — — — 232
UBS 1,415,944 — — — 1,415,944
Wells Fargo 29,969 — (29,969) — —
Total $2,809,293 $— $(462,634) $— $2,346,659

AZL T. Rowe Price Capital Appreciation Fund
Notes to the Financial Statements
December 31, 2025

For the year ended December 31, 2025, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* Effective October 1, 2025, the Manager waived, prior to any application of expense limit, the management fee to 0.65% on all assets in order to maintain a more competitive expense ratio. Prior to
October 1, 2025, the Manager waived, prior to any application of expense limit, the management fee to 0.70% on all assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2027. The annual rate due to the Subadviser from the Manager ranges from 0.35% to 0.50% based upon asset breakpoint levels and total assets.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund’s expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December
31, 2025, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and support services to the CCO of the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and, through September 30, 2025, a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the
Fund's average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.
Annual Rate* Annual Expense Limit
AZL T. Rowe Price Capital Appreciation  Fund 0.75% 1.20%

AZL T. Rowe Price Capital Appreciation Fund
Notes to the Financial Statements
December 31, 2025

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level
1 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures as described below may be applied.
Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source in accordance with valuation procedures approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
In the event that unobservable inputs are used when determining valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement. When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any other information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2025 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2025, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
For the year ended December 31, 2025, purchases and sales of long-term U.S. government securities were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Bank Loan Risk : There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 611,580,370 $ — $ — $ 611,580,370
Preferred Stocks 509,419 — — 509,419
Asset Backed Securities — 1,405,725 — 1,405,725
Bank Loans — 91,551,856 — 91,551,856
Corporate Bonds
+
— 72,300,115 — 72,300,115
U.S. Treasury Obligations — 155,723,044 — 155,723,044
Unaffiliated Investment Companies 33,582,174 — — 33,582,174
Total Investment Securities 645,671,963 320,980,740 — 966,652,703
Other Financial Instruments:
*
Written Options — (2,809,293) — (2,809,293)
Total Investments $645,671,963 $318,171,447 $— $963,843,410
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
*
Other Financial Instruments include any derivative instruments, such as written options.
Purchases Sales
AZL T. Rowe Price Capital Appreciation  Fund $1,146,540,534 $1,313,741,999
Purchases Sales
AZL T. Rowe Price Capital Appreciation  Fund $438,473,384 $443,740,251

AZL T. Rowe Price Capital Appreciation Fund
Notes to the Financial Statements
December 31, 2025

being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.
Derivatives Risk : The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk.
Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Foreign Securities Risk : Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Interest Rate Risk : Debt securities held by the Fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates. Macroeconomic factors, such as inflationary trends, can heighten interest rate risk.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security or other asset may fluctuate significantly due to factors such as changes in general market conditions, including economic, political, and financial conditions, widespread disease or other public health issues, war, military conflict, acts of terrorism, adverse investor sentiment, or instability or other disruptive events in the local, regional or global markets. Certain changes in the U.S. economy, such as a decrease in imports or exports, changes in trade regulations, inflation and/or economic recession, may have an adverse effect on the value of the Fund's securities.
Mortgage-Related and Other Asset-Backed Securities Risk : The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, investments in mortgage-related securities may cause the Fund to exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If the Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied.
An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-
payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.
Technology Sector Risk : Technology companies, including information technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
Value Stocks Risk : Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. If the market does not recognize that a selected security is undervalued, the prices of that security might not appreciate as anticipated. Value stocks also may underperform the market for long periods of time.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

AZL T. Rowe Price Capital Appreciation Fund
Notes to the Financial Statements
December 31, 2025

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2025 is $886,230,871. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2025 was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2024 was as follows:
At December 31, 2025, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of December 31, 2025, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 95% of the Fund.
Investment activities of these shareholders could have a material impact to the Fund.
9. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"), subject to the oversight and, when applicable, approval of the Board, the officers of the Trust, as listed in the Trust’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
10. Recent Accounting Pronouncements
During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The
amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction if the quantitative threshold is met. The Fund did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
11. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Unrealized appreciation $89,878,405
Unrealized depreciation (12,265,866)
Net unrealized appreciation/(depreciation) $77,612,539
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL T. Rowe Price Capital Appreciation Fund $39,837,850 $104,615,170 $144,453,020
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL T. Rowe Price Capital Appreciation Fund $43,445,701 $– $43,445,701
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
(Depreciation)(a)
Total
Accumulated
Earnings/(Deficit)
AZL T. Rowe Price Capital Appreciation Fund $44,473,350 $93,905,386 $— $77,672,499 $216,051,235
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales and straddles.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Trust and Shareholders of
AZL T. Rowe Price Capital Appreciation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL T. Rowe Price Capital Appreciation Fund (one of the
funds constituting Allianz Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended
December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 20, 2026
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2025, 4.40% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.
During the year ended December 31, 2025, the Fund declared net short-term capital gain distributions of $17,794,304.
During the year ended December 31, 2025, the Fund declared net long-term capital gain distributions of $104,615,170.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Fund during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts
Subject to the general supervision of the Board of Trustees (the “Board” or “Trustees”) and in accordance with the investment objectives and restrictions of each separate series
(together, the “Funds”) of the Allianz Variable Insurance Products Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management
LLC (the “Manager”). As used in this section, “Fund” refers to any of the Funds other than the AZL Moderate Index Strategy Fund. The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon the Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2027 (the “Expense Limitation Agreement”).
Each Fund is a manager-of-managers fund. That means that the Manager is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the investment decisions made for each Fund. The Manager also is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a
Subadviser.
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
The Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to select as a Subadviser. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the
Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods; (b)
Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place a Fund on the watch list for other reasons, and if so, will explain its rationale to the Board. Funds which are on the watch list are subject to additional scrutiny by the Manager and the Board. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board has subsequently considered and approved retention of the new Subadviser.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager and the portfolio management agreements with the Subadvisers (the “Subadvisory Agreements”; and together with the Management Agreement, the “Advisory Contracts”). The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considered many factors, among the most material of which are: the Funds’ investment objectives and long-term performance; the Manager’s and Subadvisers’
(collectively, the “Advisory Organizations”) management philosophy, personnel, processes and investment performance, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Funds by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance
Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) any payments made by the Funds pursuant to Rule 12b-1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Advisory Contracts.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Advisory Contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of Advisory Contracts is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Funds’ investment performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or “peer group” funds), and comments on the reasons for performance; the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Funds’ portfolio securities; the nature, extent and quality of the advisory and other services provided to the Funds by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them;
and relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the Advisory Contracts, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall-out” benefits an Advisory Organization may derive from its relationship with the Funds.
In assessing the Advisory Organizations’ performance of their obligations, the Board may also consider whether there has occurred a circumstance or event that would constitute a reason for it to not renew an Advisory Contract. In this regard, the Board is mindful of the potential disruption of a Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.
The Advisory Contracts were most recently considered at Board meetings held in the summer and fall of 2025. Information relevant to the approval of such Advisory Contracts was considered at Board meetings held June 9 and 10, 2025, and September 23, 2025, as well as at various other meetings preceding those meetings. Accordingly, the Advisory
Contracts were approved by the Board at an in-person meeting on September 23, 2025. At such meeting the Board also approved the Expense Limitation Agreement between the
Manager and the Trust for the period ending April 30, 2027.
In connection with such meetings, the Board requested and evaluated extensive materials from the Advisory Organizations, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Contracts with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager or Subadvisers were present. In reaching their determinations relating to the approval of the Advisory Contracts, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Advisory
Contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Form N-CSR filings must include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager and Subadvisers.
The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. Under the Management Agreement, the Manager holds the sole and exclusive responsibility to provide, or arrange for others to provide, the management of the Funds’ assets and the placement of orders for the purchase and sale of the securities of the Funds. As each Fund is a manager of managers fund, the Manager is authorized, under the Management Agreement, to retain one or more Subadvisers for each Fund to handle day-to-day management of the Funds’ investment portfolios; the Manager is responsible for determining, in the first instance, which investment advisers to recommend to the Board for selection as a Subadviser. The Board was aware that, notwithstanding the retention of the Subadvisers to handle day-to-day portfolio management, the Manager remains responsible for substantial other matters, including continuously monitoring compliance by each Subadviser with the investment policies and restrictions of the respective Funds, with such other limitations or directions of the Board, and with all legal requirements under federal or state law or regulation. The Manager also is responsible primarily to provide statistical information and other data to the Board regarding the Funds’ portfolio investments and to make available to the Funds’ administrator such information as is necessary for the conduct of its duties.
The Board also noted that the Manager provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and the Subadvisers and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted that, for example, the Manager and Subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs are continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Advisory Contracts.
(2) The investment performance of the Funds, the Manager and the Subadvisers.
In connection with every quarterly Board meeting, as well as the summer and fall 2025 contract review process, the Board receives extensive information on the performance results of each of the Funds. This includes performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. The performance information considered includes information on absolute total return, performance versus the appropriate benchmark(s), and performance versus peer groups as reported by Lipper. For example, in connection with the Board meetings held June 9 and 10, 2025, and September
23, 2025, the Manager reported that for the one-year period ended December 31, 2024, five Funds were in the top 40%, two were in the middle 20%, and seven were in the bottom
40% of their respective Lipper peer groups. For the three-year period ended December 31, 2024, six Funds were in the top 40%, three were in the middle 20% and five were in the bottom 40% of their respective Lipper peer groups. For the five-year period ended December 31, 2024, six Funds were in the top 40%, two were in the middle 20%, and six were in the bottom 40% of their respective Lipper peer groups. For Funds which are index funds, the Board each quarter also receives information on the extent, if any, to which such Funds deviate from their particular benchmark index (referred to as “index attribution”).
Three Funds, the AZL Russell Value 1000 Index Fund, the AZL Enhanced Bond Index Fund and the AZL Government Money Market Fund, were in the bottom 40% for all of the one-, three- and five-year periods. The Board had previously met with the portfolio managers of the AZL Government Money Market Fund in June 2023 to receive and review enhanced reporting on each Fund’s current investment strategy, process and outlook. As a result of these discussions and other discussions with representatives of the Manager, the
Board considered the reasons for the underperformance of these Funds, including the headwinds faced by their long-term investment strategies. The Board understood that such underperformance was not a reflection of the nature, extent or quality of services being provided by the respective Subadvisers. The Board also considered the impact of recoupment of previously waived fees on the performance of the AZL Government Money Market Fund during the periods measured.
At the Board meeting held September 23, 2025, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2025.

Thus, at the Board meeting held September 23, 2025, the Board determined that the overall investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Funds.
The Manager supplied information
to the Board pertaining to the level of investment advisory fees to which the Funds are subject. The Manager has agreed to temporarily limit Fund expenses at certain levels, and information is provided to the Board setting forth “contractual” advisory fees and “actual” fees after taking expense limits and any temporary fee waivers into account. The Board noted that the subadvisory fees are paid by the Manager to each Subadviser and are not additional fees borne by the Funds. Based upon the information provided, the “actual”
advisory fees payable by the Funds overall are generally comparable to the average level of fees paid by the Funds’ peer groups. For the 14 Funds reviewed by the Board in the summer and fall of 2025, 12 Funds paid “actual” advisory fees in a percentage amount within the 65th percentile or lower for each Fund’s applicable category. (A lower percentile reflects lower fund fees and is better for fund shareholders.) The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.
Based upon the information provided, the management fee ranking in 2024 for the 14 Funds was as follows: (1) 12 of the Funds had management fee rankings at or below the 65th percentile (with 10 Funds at or below the 50th percentile); (2) for the AZL MSCI Global Equity Index Fund, it was determined that there was poor peer group comparability due to there being only one other fund in the category; and (3) for the AZL T. Rowe Price Capital Appreciation Fund, a temporary management fee reduction was recommended. The Board noted that it had previously considered and approved a temporary reduction in the AZL MSCI Global Equity Index Fund’s management fee, which is in effect through at least April 30,
2027. In addition, the Board also considered that the AZL Enhanced Bond Index Fund’s management fee ranked at the 63rd percentile in the bond index category, but that the Fund’s enhanced bond strategy lacks direct peers.
The Manager has also supplied information to the Board pertaining to total Fund expenses (which include advisory fees, the 25 basis point 12b-1 fee paid by the Funds, and other
Fund expenses). As noted above, the Manager has agreed to limit Fund expenses at certain levels.
The Manager has committed to providing the Funds with a high quality of service and working to reduce Fund expenses over time.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2022 through 2024. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
The Manager, on behalf of the Board, endeavored to obtain information on the profitability of each Subadviser in connection with its relationship with the Fund or Funds which it subadvised. The Manager was unable to obtain consistent profitability information from some of the Subadvisers that would allow the Board to determine the profits derived from the
Subadviser’s relationship to the Fund or Funds, rather than its overall level of profitability. In considering profitability information, the Board considered the possible effect of any fall-
out benefits to the Subadvisers and their affiliates. The Board considered the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization.
The Manager assured the Board that the Subadvisory Agreements with the Subadvisers, none of which are affiliated with the Manager, were negotiated on an “arm’s length” basis, which should not result in excessive profits for the Subadvisers.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.
The Board noted that the advisory fee schedules
for the Funds (other than AZL FIAM Multi-Strategy Fund, AZL FIAM Total Bond Fund, and AZL MSCI Global Equity Index Fund) do not contain breakpoints that reduce the fee rate on assets above specified levels, although certain Subadvisory Agreements have such “breakpoints.” The Board recognized that breakpoints may be an appropriate way for the
Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found that there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June
30, 2025, were approximately $13.4 billion, including assets of affiliated investing funds, and that no single Fund had assets in excess of approximately $3.5 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Advisory Contracts or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in certain Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Advisory Contracts, the
Board concluded that the advisory fees were reasonable, and that the continuation of the Advisory Contracts was in the best interest of the Funds.

ANNRPT1225 02/26
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

(b)           The Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in and disagreements with accountants, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Trustees, Officers, and others are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)           The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

                Not applicable.

Item 19. Exhibits.

(a)(1)      The Code of Ethics is attached hereto.

(a)(2)      Not applicable.

(a)(3)      The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(a)(4)      Not applicable.
(a)(5)      Not applicable

(b)           The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Allianz Variable Insurance Products Trust

By (Signature and Title)   /s/ Brian Muench
                                                Brian Muench, Principal Executive Officer

Date  February 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Brian Muench
                                                Brian Muench, Principal Executive Officer

Date February 20, 2026

By (Signature and Title) /s/ Monique Labbe
                                                Monique Labbe, Principal Financial Officer

Date February 20, 2026